Fidelity® Variable Insurance Products
Initial Class

Aggressive Growth Portfolio

Asset Manager SM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	4	A review of what happened in world markets during the past six months.
Aggressive Growth Portfolio	5	Performance and Investment Summary
	6	Fund Talk: The Managers' Overview
	7	Investments
	12	Financial Statements
Asset Manager Portfolio	16	Performance and Investment Summary
	17	Fund Talk: The Manager's Overview
	18	Investments
	34	Financial Statements
Asset Manager: Growth Portfolio	38	Performance and Investment Summary
	39	Fund Talk: The Managers' Overview
	40	Investments
	55	Financial Statements
Balanced Portfolio	59	Performance and Investment Summary
	60	Fund Talk: The Managers' Overview
	61	Investments
	72	Financial Statements
Contrafund Portfolio	76	Performance and Investment Summary
	77	Fund Talk: The Managers' Overview
	78	Investments
	85	Financial Statements
Dynamic Capital Appreciation Portfolio	89	Performance and Investment Summary
	90	Fund Talk: The Managers' Overview
	91	Investments
	94	Financial Statements
Equity-Income Portfolio	98	Performance and Investment Summary
	99	Fund Talk: The Managers' Overview
	100	Investments
	108	Financial Statements
Growth Portfolio	112	Performance and Investment Summary
	113	Fund Talk: The Managers' Overview
	114	Investments
	118	Financial Statements
Growth & Income Portfolio	122	Performance and Investment Summary
	123	Fund Talk: The Managers' Overview
	124	Investments
	127	Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Growth Opportunities Portfolio	131	Performance and Investment Summary
	132	Fund Talk: The Managers' Overview
	133	Investments
	137	Financial Statements
High Income Portfolio	141	Performance and Investment Summary
	142	Fund Talk: The Managers' Overview
	143	Investments
	152	Financial Statements
Index 500 Portfolio	156	Performance and Investment Summary
	157	Fund Talk: The Managers' Overview
	158	Investments
	165	Financial Statements
Investment Grade Bond Portfolio	169	Performance and Investment Summary
	170	Fund Talk: The Managers' Overview
	171	Investments
	178	Financial Statements
Mid Cap Portfolio	182	Performance and Investment Summary
	183	Fund Talk: The Managers' Overview
	184	Investments
	190	Financial Statements
Money Market Portfolio	194	Performance
	195	Fund Talk: The Managers' Overview
	196	Investments
	200	Financial Statements
Overseas Portfolio	204	Performance and Investment Summary
	205	Fund Talk: The Managers' Overview
	206	Investments
	209	Financial Statements
Value Portfolio	213	Performance and Investment Summary
	214	Fund Talk: The Managers' Overview
	215	Investments
	218	Financial Statements
Notes to Financial Statements	222	Notes to the Financial Statements
Proxy Voting Results	231

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Initial Class shares will appear once the fund is a year old.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Aggressive Growth Portfolio - Initial Class on December 27, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $9,409 - a 5.91% decrease on the initial investment. For comparison, look at how the Russell Midcap® Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,695 - a 13.05% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Cabletron Systems, Inc.	2.3
Allergan, Inc.	1.7
Networks Associates, Inc.	1.5
Metro One Telecommunications, Inc.	1.4
IDEC Pharmaceuticals Corp.	1.3
8.2
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	45.4
Health Care	19.1
Consumer Discretionary	8.9
Energy	4.5
Financials	3.5

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	70.8%
Bonds	19.4%
Short-Term Investments and Net Other Assets	9.8%

* Foreign investments 3.9%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

Note to shareholders: Rajiv Kaul (right) became Portfolio Manager of Aggressive Growth Portfolio on June 13, 2001. The following is an interview with Beso Sikharulidze (left), the fund's former Portfolio Manager, with additional comments from Rajiv Kaul.

Q. How did the fund perform, Beso?

B.S. For the six months that ended June 30, 2001, the fund outperformed both the Russell Midcap® Growth Index and the variable annuity mid-cap funds average tracked by Lipper Inc., which produced returns of -12.96% and -6.84%, respectively. From its inception on December 27, 2000, through June 30, 2001, the fund topped the Russell Midcap Growth Index, which returned -13.05%. Lipper does not calculate a life of fund comparison.

Q. To what do you attribute the fund's success relative to its benchmarks during the past six months?

B.S. Focusing solely on the highest-quality securities from the areas of the market with the highest growth potential was critical to our success. A good portion of our relative advantage came from the technology sector, which had a particularly difficult period overall, falling more than 22%. Despite investing about half of the fund's net assets on average in tech, a considerable overweighting relative to the Russell index, our holdings still outperformed by healthy margins. We further benefited from generally owning the right names within health care, along with two strong picks in consumer discretionary - namely amusement park operator Six Flags and broadcasting company Radio One. Finally, I added further exposure to convertible securities at the expense of pure equities, as more attractive situations emerged among convertibles as a result of the market's downturn. Prudently employing this asset class boosted the fund's total return potential by offering participation in equities on the upside, as well as downside protection in the form of a lofty bond yield cushion. This strategy paid off versus our peers, which tended to have very little, if any, exposure to convertible securities.

Q. What else can you tell us about your tech strategy and how it influenced performance?

B.S. Tech firms hit the wall early in the period as demand dried up and fundamentals deteriorated. As such, I continued to spend a lot of time scrutinizing the fund's holdings in order to upgrade the quality of the portfolio. I decreased the fund's overall tech weighting, while focusing my efforts on owning the perceived leaders in next-generation technology - firms that should have more cushion in down markets because they can still gain market share. Given a broad curtailment in business investment, it was necessary to hone in on tech providers that were bucking the downturn by providing the tools that - despite cuts in capital spending - companies had to buy. Getting businesses up and running on the Internet was critical to corporate customers, as was cost-cutting through improvements in both supply-chain and customer-relationship management. I turned to smaller-cap software providers such as Micromuse and Network Associates, which helped us during the period. Given the growing concerns about overcapacity, I shed most of our optical equipment and networking component manufacturers that performed poorly. Unfortunately, I was a little late in doing so with some of them. The stocks I held onto in this area had new, exciting technologies that were in demand. Sonus Networks and ONI Systems held up well, while Ciena got caught in the downdraft despite sound fundamentals. Critical Path was another notable detractor from performance.

Q. How about some of your moves within health care?

B.S. I continued to emphasize biotechnology companies that I felt housed the most attractive growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within the biotech industry remained generally constant. My experience following the health sector provided me with some great insights into finding quality biotech stocks with strong product pipelines. I uncovered several winners in this space, most notably Titan Pharmaceuticals and CuraGen.

Q. Turning to you Rajiv, what's your outlook?

R.K. I feel pretty good about the fund's positioning right now, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by the Federal Reserve Board's aggressive attempts to stimulate growth in the economy. The markets historically have performed well when the Fed is easing interest rates. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: December 27, 2000

Size: as of June 30, 2001, more than
$6 million

Manager: Rajiv Kaul, since June 2001; joined Fidelity in 1996

3

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.5%
Harley-Davidson, Inc.	730	$ 34,368
Hotels, Restaurants & Leisure - 0.8%
International Game Technology (a)	640	40,160
Mandalay Resort Group (a)	350	9,590
Six Flags, Inc. (a)	231	4,860
		54,610
Leisure Equipment & Products - 0.7%
Midway Games, Inc. (a)	2,500	46,250
Media - 2.5%
AOL Time Warner, Inc. (a)	110	5,830
Gemstar-TV Guide International, Inc. (a)	1,570	65,956
Macrovision Corp. (a)	200	13,616
Radio One, Inc. Class D (non-vtg.) (a)	3,180	68,529
Salem Communications Corp. Class A (a)	300	6,279
Univision Communications, Inc. Class A (a)	100	4,278
		164,488
Multiline Retail - 0.5%
BJ's Wholesale Club, Inc. (a)	400	21,304
JCPenney Co., Inc.	500	13,180
		34,484
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A (a)	1,060	47,170
Pacific Sunwear of California, Inc. (a)	1,400	31,668
		78,838
TOTAL CONSUMER DISCRETIONARY		413,038
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 1.0%
CVS Corp.	10	386
Duane Reade, Inc. (a)	1,000	32,500
Rite Aid Corp. (a)	4,040	36,360
		69,246
Personal Products - 0.6%
Avon Products, Inc.	110	5,091
Estee Lauder Companies, Inc. Class A	820	35,342
		40,433
TOTAL CONSUMER STAPLES		109,679
ENERGY - 4.5%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	2,600	87,100
BJ Services Co. (a)	260	7,379
Cooper Cameron Corp. (a)	560	31,248
Global Industries Ltd. (a)	90	1,181
Halliburton Co.	770	27,412
Hanover Compressor Co. (a)	30	993
Input/Output, Inc. (a)	440	5,588

	Shares	Value (Note 1)
Pride International, Inc. (a)	310	$ 5,890
Smith International, Inc. (a)	810	48,519
Varco International, Inc. (a)	50	931
Weatherford International, Inc. (a)	1,770	84,960
		301,201
FINANCIALS - 3.5%
Banks - 0.5%
Synovus Financial Corp.	1,140	35,773
Diversified Financials - 3.0%
Alliance Data Systems Corp.	2,300	34,500
Capital One Financial Corp.	630	37,800
E*TRADE Group, Inc. (a)	2,350	15,158
Household International, Inc.	650	43,355
Providian Financial Corp.	1,210	71,632
		202,445
TOTAL FINANCIALS		238,218
HEALTH CARE - 14.1%
Biotechnology - 6.0%
Alkermes, Inc. (a)	1,510	52,744
Applera Corp. - Celera Genomics Group (a)	670	26,572
BioMarin Pharmaceutical, Inc. (a)	760	9,994
Corvas International, Inc. (a)	2,480	29,338
CuraGen Corp. (a)	510	18,743
Human Genome Sciences, Inc. (a)	180	10,742
IDEC Pharmaceuticals Corp. (a)	1,380	89,438
Invitrogen Corp. (a)	520	36,400
Medarex, Inc. (a)	310	7,294
Medimmune, Inc. (a)	1,000	47,420
Millennium Pharmaceuticals, Inc. (a)	200	6,780
Protein Design Labs, Inc. (a)	100	8,410
Serologicals Corp. (a)	100	2,125
Titan Pharmaceuticals, Inc. (a)	1,860	55,819
		401,819
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc.	3,680	29,477
DENTSPLY International, Inc.	830	36,894
Guidant Corp. (a)	450	16,200
St. Jude Medical, Inc. (a)	20	1,200
Steris Corp. (a)	1,970	39,499
Stryker Corp.	20	1,097
		124,367
Health Care Providers & Services - 2.1%
AdvancePCS (a)	690	43,884
Andrx Group (a)	800	60,696
Priority Healthcare Corp. Class B (a)	350	9,902
Quest Diagnostics, Inc. (a)	20	1,497
Unilab Corp.	100	2,545
Urocor, Inc. (a)	1,280	19,878
		138,402
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 4.2%
Allergan, Inc.	1,340	$ 114,570
Bone Care International, Inc. (a)	770	20,382
Forest Laboratories, Inc. (a)	1,000	71,000
ImClone Systems, Inc. (a)	660	33,660
IVAX Corp. (a)	1,162	45,318
		284,930
TOTAL HEALTH CARE		949,518
INDUSTRIALS - 3.2%
Commercial Services & Supplies - 3.1%
Cendant Corp. (a)	1,960	38,220
Concord EFS, Inc. (a)	620	34,435
Ecolab, Inc.	800	32,776
Learning Tree International, Inc. (a)	1,350	30,956
ProsoftTraining.com (a)	6,800	8,364
Robert Half International, Inc. (a)	1,100	27,379
The BISYS Group, Inc. (a)	580	34,742
		206,872
Road & Rail - 0.1%
Landstar System, Inc. (a)	100	6,810
TOTAL INDUSTRIALS		213,682
INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 7.5%
Avocent Corp. (a)	100	2,243
Brocade Communications System, Inc. (a)	930	40,334
Cabletron Systems, Inc. (a)	6,800	155,369
CIENA Corp. (a)	1,850	70,430
Comverse Technology, Inc. (a)	820	47,240
Emulex Corp. (a)	500	19,500
Finisar Corp. (a)	1,940	36,103
ONI Systems Corp.	250	6,725
QUALCOMM, Inc. (a)	460	26,197
SBA Communications Corp. Class A (a)	1,540	35,851
Sonus Networks, Inc. (a)	1,360	30,831
Tekelec (a)	130	3,457
Tellium, Inc.	1,600	27,232
		501,512
Computers & Peripherals - 0.8%
Lexmark International, Inc. Class A (a)	800	53,800
Electronic Equipment & Instruments - 2.4%
Millipore Corp.	600	37,188
Orbotech Ltd.	990	35,690
PerkinElmer, Inc.	920	25,328
SCI Systems, Inc. (a)	500	12,750
Symbol Technologies, Inc.	1,020	22,644
Waters Corp. (a)	1,095	30,233
		163,833

	Shares	Value (Note 1)
Internet Software & Services - 3.7%
ActivCard SA sponsored ADR (a)	90	$ 805
Braun Consulting, Inc. (a)	400	3,200
Check Point Software Technologies Ltd. (a)	700	35,469
Docent, Inc.	4,000	29,400
Homestore.com, Inc. (a)	1,480	51,326
InterCept Group, Inc. (a)	1,120	41,048
IntraNet Solutions, Inc. (a)	890	32,574
Netegrity, Inc. (a)	270	8,627
Openwave Systems, Inc.	1,320	42,874
webMethods, Inc. (a)	320	6,707
		252,030
IT Consulting & Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	420	30,202
SunGard Data Systems, Inc. (a)	1,160	34,812
		65,014
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	100	4,919
Semiconductor Equipment & Products - 5.7%
ASML Holding NV (NY Shares) (a)	1,300	29,315
Axcelis Technologies, Inc.	2,000	29,940
FEI Co. (a)	200	7,826
Integrated Circuit Systems, Inc. (a)	600	11,460
Integrated Device Technology, Inc. (a)	800	24,064
Intersil Corp. Class A (a)	240	8,208
KLA-Tencor Corp. (a)	1,000	58,700
LAM Research Corp. (a)	300	9,015
Marvell Technology Group Ltd.	1,080	29,160
QLogic Corp. (a)	810	52,172
STMicroelectronics NV (NY Shares)	900	30,600
Teradyne, Inc. (a)	150	4,965
TTM Technologies, Inc.	1,600	12,960
Varian Semiconductor Equipment Associates, Inc. (a)	800	32,480
Virage Logic Corp.	2,700	39,663
		380,528
Software - 12.2%
Advent Software, Inc. (a)	710	46,150
Amdocs Ltd. (a)	570	30,695
BEA Systems, Inc. (a)	1,880	62,454
BMC Software, Inc. (a)	1,000	22,540
Cadence Design Systems, Inc. (a)	200	3,726
Citrix Systems, Inc. (a)	1,700	58,905
Computer Associates International, Inc.	40	1,440
Compuware Corp. (a)	2,760	37,702
Dendrite International, Inc. (a)	1,540	17,402
E.piphany, Inc. (a)	600	6,090
Electronic Arts, Inc. (a)	500	28,745
Inet Technologies, Inc. (a)	140	1,163
Informatica Corp. (a)	1,700	29,257
Infovista SA sponsored ADR (a)	2,000	10,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Legato Systems, Inc. (a)	720	$ 11,441
Mercury Interactive Corp. (a)	480	29,573
Micromuse, Inc. (a)	1,450	40,600
Microsoft Corp. (a)	60	4,321
NetIQ Corp. (a)	300	9,330
Networks Associates, Inc. (a)	8,140	100,773
Numerical Technologies, Inc. (a)	830	16,484
NVIDIA Corp. (a)	400	36,828
PeopleSoft, Inc. (a)	700	33,810
Peregrine Systems, Inc. (a)	1,250	38,263
Phoenix Technologies Ltd. (a)	100	1,400
Precise Software Solutions Ltd.	1,250	38,200
Symantec Corp. (a)	520	22,391
Take-Two Interactive Software, Inc. (a)	500	9,295
TIBCO Software, Inc. (a)	2,200	30,382
Vastera, Inc.	400	5,640
VERITAS Software Corp. (a)	520	35,318
		820,818
TOTAL INFORMATION TECHNOLOGY		2,242,454
MATERIALS - 0.4%
Containers & Packaging - 0.3%
Peak International Ltd. (a)	3,440	22,016
Metals & Mining - 0.1%
Newmont Mining Corp.	380	7,072
TOTAL MATERIALS		29,088
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Metro One Telecommunications, Inc. (a)	1,460	94,725
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	240	10,332
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	320	14,880
Enron Corp.	270	13,230
		28,110
TOTAL UTILITIES		38,442
TOTAL COMMON STOCKS (Cost $4,279,837)		4,630,045
Convertible Preferred Stocks - 1.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Entercom Communication Capital Trust $3.125 TIDES	200	$ 13,150
Pegasus Communications Corp. $6.50	900	38,700
Radio One, Inc. $65.00	60	77,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,650)		128,950
Convertible Bonds - 19.4%
Moody's Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.8%
Media - 0.4%
Getty Images, Inc. 5% 3/15/07	B2	$ 35,000	27,344
Specialty Retail - 0.4%
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	40,000	28,250
TOTAL CONSUMER DISCRETIONARY			55,594
HEALTH CARE - 5.0%
Biotechnology - 5.0%
Alkermes, Inc. 3.75% 2/15/07	-	40,000	29,750
Aviron 5.25% 2/1/08	-	30,000	33,488
CuraGen Corp.:
6% 2/2/07 (c)	CCC	7,000	6,007
6% 2/2/07	CCC	121,000	103,833
CV Therapeutics, Inc. 4.75% 3/7/07	-	30,000	31,735
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	105,000	85,575
Sepracor, Inc. 5% 2/15/07	-	67,000	45,058
			335,446
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 4.2%
CIENA Corp. 3.75% 2/1/08	Ba3	7,000	5,176
CommScope, Inc. 4% 12/15/06	Baa3	40,000	34,519
Natural MicroSystems Corp. 5% 10/15/05	CCC+	3,000	1,596
ONI Systems Corp. 5% 10/15/05	CCC	197,000	149,474
Redback Networks, Inc. 5% 4/1/07	CCC	62,000	37,123
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	40,000	25,400
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	80,000	31,850
			285,138
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Sanmina Corp. 0% 9/12/20	Ba3	$ 87,000	$ 31,211
Semiconductor Equipment & Products - 5.2%
Amkor Technology, Inc. 5% 3/15/07	B2	28,000	21,842
Atmel Corp. 0% 5/23/21 (c)	-	80,000	30,900
Cymer, Inc. 7.25% 8/6/04	-	23,000	22,339
General Semiconductor, Inc. 5.75% 12/15/06	B2	35,000	31,894
International Rectifier Corp. 4.25% 7/15/07	B2	30,000	23,250
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	30,000	28,688
S3, Inc. 5.75% 10/1/03	-	40,000	26,000
Semtech Corp. 4.5% 2/1/07	CCC+	40,000	39,500
Vitesse Semiconductor Corp. 4% 3/15/05	B2	153,000	123,165
			347,578
Software - 2.1%
Arbor Software Corp. 4.5% 3/15/05	-	40,000	32,300
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	67,000	76,045
Rational Software Corp. 5% 2/1/07	-	30,000	31,465
			139,810
TOTAL INFORMATION TECHNOLOGY			803,737
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. 6% 3/22/05	CCC	128,000	75,776
Nextel Communications, Inc. 5.25% 1/15/10	B1	50,000	30,500
			106,276
TOTAL CONVERTIBLE BONDS (Cost $1,288,467)			1,301,053
Cash Equivalents - 10.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 41,014	$ 41,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	639,180	639,180
TOTAL CASH EQUIVALENTS (Cost $680,180)		680,180
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,369,134)		6,740,228
NET OTHER ASSETS - (0.3)%		(17,288)
NET ASSETS - 100%		$ 6,722,940
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $112,952 or 1.7% of net assets.

(d) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.0%
Ba	1.0%	BB	0.9%
B	4.6%	B	5.2%
Caa	0.0%	CCC	7.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $10,666,026 and $5,990,617, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $123 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $6,431,782. Net unrealized appreciation aggregated $308,446, of which $675,223 related to appreciated investment securities and $366,777 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $3,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,000) (cost $6,369,134) - See accompanying schedule		$ 6,740,228
Cash		418
Receivable for investments sold		117,053
Receivable for fund shares sold		880
Dividends receivable		714
Interest receivable		24,672
Receivable from investment adviser for expense reductions		781
Total assets		6,884,746
Liabilities
Payable for investments purchased	$ 133,836
Payable for fund shares redeemed	1,362
Distribution fees payable	955
Other payables and accrued expenses	25,653
Total liabilities		161,806
Net Assets		$ 6,722,940
Net Assets consist of:
Paid in capital		$ 6,284,485
Undistributed net investment income		22,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,655
Net unrealized appreciation (depreciation) on investments		371,094
Net Assets		$ 6,722,940
Initial Class: Net Asset Value, offering price and redemption price per share ($957,369 ÷ 101,846 shares)		$9.40
Service Class: Net Asset Value, offering price and redemption price per share ($1,506,087 ÷ 159,685 shares)		$9.43
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,259,484 ÷ 453,881 shares)		$9.38

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,323
Interest		43,639
Total income		49,962
Expenses
Management fee	$ 10,164
Transfer agent fees	1,282
Distribution fees	2,791
Accounting fees and expenses	30,002
Non-interested trustees' compensation	4
Custodian fees and expenses	7,378
Audit	9,561
Legal	1,054
Reports to Shareholders	13
Miscellaneous	15
Total expenses before reductions	62,264
Expense reductions	(36,017)	26,247
Net investment income		23,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,633
Foreign currency transactions	60	47,693
Change in net unrealized appreciation (depreciation) on:
Investment securities	366,553
Assets and liabilities in foreign currencies	(4)	366,549
Net gain (loss)		414,242
Net increase (decrease) in net assets resulting from operations		$ 437,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	December 27, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 23,715	$ 432
Net realized gain (loss)	47,693	(3,038)
Change in net unrealized appreciation (depreciation)	366,549	4,545
Net increase (decrease) in net assets resulting from operations	437,957	1,939
Distributions to shareholders from net investment income	(1,441)	-
Share transactions - net increase (decrease)	5,284,455	1,000,030
Total increase (decrease) in net assets	5,720,971	1,001,969
Net Assets
Beginning of period	1,001,969	-
End of period (including undistributed net investment income of $22,706 and $432, respectively)	$ 6,722,940	$ 1,001,969

Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	72,086	$ 606,228	30,001	$ 300,010
Reinvested	29	300	-	-
Redeemed	(270)	(2,501)	-	-
Net increase (decrease)	71,845	$ 604,027	30,001	$ 300,010
Service Class Sold	321,053	$ 3,092,882	30,001	$ 300,010
Reinvested	66	684	-	-
Redeemed	(191,435)	(1,957,329)	-	-
Net increase (decrease)	129,684	$ 1,136,237	30,001	$ 300,010
Service Class 2 Sold	442,685	$ 3,775,486	40,001	$ 400,010
Reinvested	44	457	-	-
Redeemed	(28,849)	(231,752)	-	-
Net increase (decrease)	413,880	$ 3,544,191	40,001	$ 400,010
Distributions From net investment income Initial Class		$ 300		$ -
Service Class		684		-
Service Class 2		457		-
Total		$ 1,441		$ -

A Share transactions are for the period December 27, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.68) E, I	.02
Total from investment operations	(.61)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.40	$ 10.02
Total Return B, C	(6.10)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 957	$ 301
Ratio of expenses to average net assets before expense reductions	3.66% A	146.41% A, H
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.44% A, G	1.50% A
Ratio of net investment income to average net assets	1.63% A, I	5.50% A
Portfolio turnover rate	382% A	26% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.65) E, I	.02
Total from investment operations	(.58)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.43	$ 10.02
Total Return B, C	(5.80)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,506	$ 301
Ratio of expenses to average net assets before expense reductions	3.76% A	146.53% A, H
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.54% A, G	1.60% A
Ratio of net investment income to average net assets	1.53% A, I	5.37% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 for Initial Class and $.05 for Service Class and decrease net realized and unrealized gain (loss) per share by $.05 for Initial Class and $.05 for Service Class. Without this change the Ratio of net investment income to average net assets would have been .51% for Initial Class and .41% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.06 I	.00
Net realized and unrealized gain (loss)	(.69) E, I	.02
Total from investment operations	(.63)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.38	$ 10.02
Total Return B, C	(6.30)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,259	$ 401
Ratio of expenses to average net assets before expense reductions	3.91% A	146.63% A, H
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.69% A, G	1.75% A
Ratio of net investment income to average net assets	1.38% A, I	5.24% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05 . Without this change the Ratio of net investment income to average net assets would have been .26%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity® Variable Insurance Products: Asset ManagerSM Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Initial Class	-6.71%	9.13%	10.22%
Fidelity Asset Manager Composite	-2.67%	10.92%	10.59%
S&P 500 ®	-14.83%	14.48%	15.10%
LB Aggregate Bond	11.23%	7.48%	7.87%
LB 3 Month T-Bill	5.95%	5.48%	4.94%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	11.29%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Asset Manager SM Portfolio - Initial Class on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $26,464 - a 164.64% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $40,819 over the same period - a 308.19% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,328 - a 113.28% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $27,372 - a 173.72% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Exxon Mobil Corp.	2.0
Citigroup, Inc.	1.8
Microsoft Corp.	1.7
Pfizer, Inc.	1.7
9.8
Top Five Bond Issuers as of June 30, 2001
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.2
U.S. Treasury Obligations	3.5
Government National Mortgage Association	2.0
Freddie Mac	1.0
Federal Home Loan Bank	1.0
15.7
Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	57.6%
Bond Class	38.5%
Short-Term Class	3.9%

* Foreign investments 4.9%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager Portfolio

Q. How did the fund perform, Bart?

A. For the six months that ended June 30, 2001, the fund trailed both the Fidelity Asset Manager Composite Index, which returned -1.48%, and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -2.87%. Similarly, for the one-year period that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -2.67% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence performance during the six-month period?

A. I continued to emphasize equities, allocating just over 57% - compared to 50% in a neutral weighting - to stocks on average during the period. Taking a longer-term view with this fund, I felt that I needed to maintain some extra exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. Overweighting bonds at the expense of cash was a plus, as was making a sizable out-of-benchmark allocation within the subportfolio to high-yield securities, which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the benchmark.

Q. What factors influenced the fund's equity holdings?

A. The quantitative models followed by Steve Snider - who directed the fund's equity investments - emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. The industrials sector provided us with a handful of winners, including data processing firm First Data Corporation and hotel franchiser Cendant. Health care also chipped in with drug manufacturers IVAX and Alza, which was acquired by Johnson & Johnson in June. On the down side, we suffered from being underexposed to consumer discretionary stocks, the market's top-performing sector during the period. Most of the damage came from underweighting Time Warner and AOL in January, when both stocks surged prior to their merger. Finally, while having less exposure to the lagging technology sector than the index helped, several key holdings - most notably Comverse Technology and Adobe - significantly dampened returns. We trailed our Lipper peers, because they tended to be even more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. In the high-yield portion of the fund, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2001, more than $3.8 billion

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	942	$ 3,533
Automobiles - 0.5%
Ford Motor Co.	650,000	15,957,500
Harley-Davidson, Inc.	100,000	4,708,000
		20,665,500
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	200,000	6,140,000
Darden Restaurants, Inc.	151,600	4,229,640
International Game Technology (a)	150,000	9,412,500
MGM Mirage, Inc. (a)	100,000	2,996,000
Starbucks Corp. (a)	200,000	4,402,000
		27,180,140
Household Durables - 0.3%
Pulte Homes, Inc.	80,000	3,410,400
Toll Brothers, Inc. (a)	75,000	2,948,250
Whirlpool Corp.	75,000	4,687,500
		11,046,150
Leisure Equipment & Products - 0.1%
Mattel, Inc.	200,000	3,784,000
Media - 0.5%
McGraw-Hill Companies, Inc.	56,000	3,704,400
NTL, Inc. warrants 10/14/08 (a)	3,742	22,452
Walt Disney Co.	459,600	13,277,844
		17,004,696
Multiline Retail - 1.9%
BJ's Wholesale Club, Inc. (a)	90,000	4,793,400
Federated Department Stores, Inc. (a)	225,000	9,562,500
Kohls Corp. (a)	125,000	7,841,250
Sears, Roebuck & Co.	334,600	14,156,926
The May Department Stores Co.	400,000	13,704,000
Wal-Mart Stores, Inc.	466,600	22,770,080
		72,828,156
Specialty Retail - 0.9%
Home Depot, Inc.	324,300	15,096,165
Talbots, Inc.	155,000	6,781,250
Tiffany & Co., Inc.	155,800	5,643,076
Venator Group, Inc. (a)	500,000	7,650,000
		35,170,491
Textiles & Apparel - 0.4%
Arena Brands Holdings Corp. Class B	8,445	211,125
Liz Claiborne, Inc.	180,000	9,081,000
Reebok International Ltd. (a)	200,000	6,390,000
		15,682,125
TOTAL CONSUMER DISCRETIONARY		203,364,791
CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	898,400	37,014,080

	Shares	Value (Note 1)
Pepsi Bottling Group, Inc.	389,800	$ 15,630,980
PepsiCo, Inc.	450,000	19,890,000
The Coca-Cola Co.	425,000	19,125,000
		91,660,060
Food & Drug Retailing - 0.4%
Safeway, Inc. (a)	150,000	7,200,000
Sysco Corp.	280,000	7,602,000
		14,802,000
Food Products - 0.4%
Quaker Oats Co.	184,000	16,790,000
Household Products - 0.6%
Colgate-Palmolive Co.	270,000	15,927,300
Kimberly-Clark Corp.	130,000	7,267,000
		23,194,300
Tobacco - 0.3%
Philip Morris Companies, Inc.	160,000	8,120,000
RJ Reynolds Tobacco Holdings, Inc.	50,000	2,730,000
		10,850,000
TOTAL CONSUMER STAPLES		157,296,360
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
BJ Services Co. (a)	346,000	9,819,480
Helmerich & Payne, Inc.	80,000	2,465,600
Nabors Industries, Inc. (a)	100,000	3,720,000
		16,005,080
Oil & Gas - 3.6%
Amerada Hess Corp.	55,000	4,444,000
Apache Corp.	151,900	7,708,925
Chevron Corp.	188,200	17,032,100
EOG Resources, Inc.	130,000	4,621,500
Exxon Mobil Corp.	869,875	75,983,581
Royal Dutch Petroleum Co. (NY Shares)	450,000	26,221,500
Valero Energy Corp.	80,000	2,942,400
		138,954,006
TOTAL ENERGY		154,959,086
FINANCIALS - 10.6%
Banks - 1.8%
Bank of America Corp.	270,000	16,208,100
Bank of New York Co., Inc.	130,000	6,240,000
Golden West Financial Corp.	428,700	27,539,688
PNC Financial Services Group, Inc.	130,000	8,552,700
Washington Mutual, Inc.	300,000	11,265,000
		69,805,488
Diversified Financials - 6.6%
American Express Co.	292,500	11,349,000
Citigroup, Inc.	1,301,066	68,748,327
Countrywide Credit Industries, Inc.	105,000	4,817,400
Fannie Mae	450,000	38,317,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	125,000	$ 8,750,000
Goldman Sachs Group, Inc.	50,000	4,290,000
J.P. Morgan Chase & Co.	530,750	23,671,450
Lehman Brothers Holdings, Inc.	303,200	23,573,800
MBNA Corp.	200,000	6,590,000
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	346,800	22,274,964
Providian Financial Corp.	171,900	10,176,480
USA Education, Inc.	100,000	7,300,000
		251,165,221
Insurance - 2.2%
AFLAC, Inc.	360,000	11,336,400
Allstate Corp.	185,000	8,138,150
American International Group, Inc.	350,000	30,100,000
Everest Re Group Ltd.	50,000	3,740,000
Marsh & McLennan Companies, Inc.	173,600	17,533,600
MGIC Investment Corp.	95,800	6,958,912
Old Republic International Corp.	75,000	2,175,000
PMI Group, Inc.	65,000	4,722,900
		84,704,962
TOTAL FINANCIALS		405,675,671
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	260,700	16,176,435
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	150,000	7,350,000
Stryker Corp.	75,000	4,113,750
		11,463,750
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	37,500	2,587,500
CIGNA Corp.	260,600	24,970,692
HCA - The Healthcare Co.	370,000	16,720,300
Oxford Health Plans, Inc. (a)	215,000	6,149,000
Tenet Healthcare Corp. (a)	80,000	4,127,200
UnitedHealth Group, Inc.	433,600	26,774,800
Universal Health Services, Inc. Class B (a)	70,000	3,185,000
Wellpoint Health Networks, Inc. (a)	70,000	6,596,800
		91,111,292
Pharmaceuticals - 5.3%
Allergan, Inc.	85,000	7,267,500
Bristol-Myers Squibb Co.	380,000	19,874,000
Eli Lilly & Co.	200,000	14,800,000
Forest Laboratories, Inc. (a)	160,000	11,360,000
IVAX Corp. (a)	300,000	11,700,000
Johnson & Johnson	759,200	37,960,000
Merck & Co., Inc.	406,000	25,947,460

	Shares	Value (Note 1)
Pfizer, Inc.	1,577,200	$ 63,166,860
Pharmacia Corp.	200,000	9,190,000
		201,265,820
TOTAL HEALTH CARE		320,017,297
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.0%
Boeing Co.	309,600	17,213,760
General Dynamics Corp.	250,000	19,452,500
Lockheed Martin Corp.	300,000	11,115,000
United Technologies Corp.	362,406	26,549,864
		74,331,124
Commercial Services & Supplies - 1.0%
Cendant Corp. (a)	500,000	9,750,000
First Data Corp.	302,900	19,461,325
Waste Management, Inc.	275,000	8,475,500
		37,686,825
Industrial Conglomerates - 3.4%
General Electric Co.	2,048,100	99,844,875
Minnesota Mining & Manufacturing Co.	100,200	11,432,820
Tyco International Ltd.	360,000	19,620,000
		130,897,695
TOTAL INDUSTRIALS		242,915,644
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.9%
ADC Telecommunications, Inc. (a)	866,000	5,958,080
Cisco Systems, Inc. (a)	1,174,000	22,740,380
Comverse Technology, Inc. (a)	312,400	17,997,364
Corning, Inc.	360,000	6,015,600
McDATA Corp. Class A (a)	14,222	283,729
Motorola, Inc.	571,051	9,456,605
Nortel Networks Corp.	590,000	5,363,100
Scientific-Atlanta, Inc.	80,000	3,248,000
		71,062,858
Computers & Peripherals - 1.8%
EMC Corp. (a)	386,400	11,224,920
Hewlett-Packard Co.	340,000	9,724,000
International Business Machines Corp.	319,400	36,092,200
Sun Microsystems, Inc. (a)	812,200	13,157,640
		70,198,760
Electronic Equipment & Instruments - 0.2%
Thermo Electron Corp. (a)	240,000	5,284,800
Waters Corp. (a)	100,000	2,761,000
		8,045,800
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	130,000	8,125,000
Semiconductor Equipment & Products - 2.0%
Advanced Micro Devices, Inc. (a)	400,000	11,552,000
Integrated Device Technology, Inc. (a)	100,000	3,008,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Intel Corp.	1,203,200	$ 36,685,568
KLA-Tencor Corp. (a)	80,000	4,696,000
LAM Research Corp. (a)	75,300	2,262,765
Texas Instruments, Inc.	580,800	18,295,200
		76,499,533
Software - 3.0%
Adobe Systems, Inc.	530,800	24,921,060
BEA Systems, Inc. (a)	75,000	2,491,500
Microsoft Corp. (a)	897,700	64,643,377
Oracle Corp. (a)	1,010,800	19,872,328
Sybase, Inc. (a)	200,000	3,290,000
		115,218,265
TOTAL INFORMATION TECHNOLOGY		349,150,216
MATERIALS - 0.2%
Chemicals - 0.2%
Sigma Aldrich Corp.	150,000	6,075,000
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	502,300	20,227,621
McCaw International Ltd. warrants 4/16/07 (a)(g)	8,150	8,150
Ono Finance PLC rights 5/31/09 (a)(g)	1,740	5,220
Qwest Communications International, Inc.	558,495	17,799,236
Verizon Communications	175,000	9,362,500
		47,402,727
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(g)	2,845	56,900
TOTAL TELECOMMUNICATION SERVICES		47,459,627
UTILITIES - 2.6%
Electric Utilities - 1.6%
Calpine Corp. (a)	70,000	2,646,000
CMS Energy Corp.	230,000	6,405,500
Duke Energy Corp.	80,000	3,120,800
Entergy Corp.	150,000	5,758,500
FPL Group, Inc.	250,000	15,052,500
Pinnacle West Capital Corp.	112,500	5,332,500
PPL Corp.	128,500	7,067,500
Public Service Enterprise Group, Inc.	170,100	8,317,890
Reliant Energy, Inc.	190,000	6,119,900
		59,821,090
Gas Utilities - 0.1%
El Paso Corp.	100,000	5,254,000

	Shares	Value (Note 1)
Multi-Utilities - 0.9%
Dynegy, Inc. Class A	180,000	$ 8,370,000
Energy East Corp.	408,100	8,533,371
Enron Corp.	319,800	15,670,200
		32,573,571
TOTAL UTILITIES		97,648,661
TOTAL COMMON STOCKS (Cost $1,841,552,161)	1,984,562,353
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	132,243	2,645
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	97,879	10,424,114
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	367	337,640
PRIMEDIA, Inc. Series D, $10.00	13,685	1,067,430
		11,829,184
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,490	1,482,130
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	5,113	4,218,225
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	8,156,610
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp.:
$122.50 pay-in-kind	960	777,600
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp.: - continued
$130.00 pay-in-kind	729	$ 641,520
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	16,371	9,331,470
		10,750,590
TOTAL TELECOMMUNICATION SERVICES		18,907,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,436,739
TOTAL PREFERRED STOCKS (Cost $43,850,301)		36,439,384
Corporate Bonds - 18.1%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 4,940,000	4,754,750
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	300,000	305,250
Tenet Healthcare Corp. 6% 12/1/05	B1	4,710,000	4,512,769
Total Renal Care Holdings:
7% 5/15/09 (g)	B3	2,940,000	2,785,650
7% 5/15/09	B2	3,970,000	3,761,575
			11,365,244
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	6,410,000	2,299,588
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	1,745,000	1,223,681
TOTAL INFORMATION TECHNOLOGY			3,523,269
TOTAL CONVERTIBLE BONDS			19,643,263
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	1,170,000	1,185,982

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	$ 430,000	$ 262,300
TRW, Inc. 8.75% 5/15/06	Baa2	1,910,000	2,041,809
			3,490,091
Hotels, Restaurants & Leisure - 1.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,010,000	4,090,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	5,195,000	5,031,695
HMH Properties, Inc. 7.875% 8/1/08	Ba2	5,860,000	5,508,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
ITT Corp. 7.375% 11/15/15	Ba1	1,320,000	1,204,500
Mandalay Resort Group:
9.5% 8/1/08	Ba2	490,000	512,050
10.25% 8/1/07	Ba3	2,020,000	2,110,900
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	415,000	432,928
9.75% 6/1/07	Ba2	3,655,000	3,901,713
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	10,045,000	8,111,338
9.75% 6/15/07	B3	1,760,000	1,782,000
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	2,300,000	2,192,958
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	1,500,000	1,507,500
8.375% 2/15/08	Ba3	2,370,000	2,381,850
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	1,630,000	1,636,113
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	1,790,000	1,825,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	3,603,000	3,855,210
			51,698,080
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	2,480,000	2,467,600
8.875% 4/1/08	Ba3	325,000	326,625
Ryland Group, Inc. 9.125% 6/15/11	B1	1,340,000	1,326,600
Sealy Mattress Co. 9.875% 12/15/07	B2	2,895,000	2,837,100
			6,957,925
Media - 2.9%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	1,845,000	1,808,100
10.875% 10/1/10	B2	1,515,000	1,530,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	$ 1,355,000	$ 1,205,950
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	1,523,800	1,662,847
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	3,740,000	3,697,962
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(g)	B3	720,000	252,000
Century Communications Corp. 0% 1/15/08	B2	170,000	80,750
Chancellor Media Corp. 8% 11/1/08	Ba1	1,290,000	1,333,538
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	565,000	378,550
0% 4/1/11 (e)	B2	8,375,000	5,653,125
0% 5/15/11 (e)(g)	B2	2,950,000	1,681,500
10% 4/1/09	B2	3,300,000	3,341,250
10% 5/15/11 (g)	B2	1,640,000	1,656,400
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,397,500
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	3,450,000	3,177,381
Continental Cablevision, Inc. 8.3% 5/15/06	A3	5,975,000	6,433,223
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1	2,290,000	2,192,675
9.25% 11/1/05	Ba3	280,000	287,000
9.875% 5/15/06	Ba3	724,000	756,580
9.875% 4/1/23	B1	1,370,000	1,465,900
10.5% 5/15/16	Ba3	1,130,000	1,254,300
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	3,230,000	1,808,800
11.75% 12/15/05	B2	3,000,000	2,010,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	4,485,000	4,417,725
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	5,215,000	4,615,275
9.25% 11/1/07	B1	1,020,000	1,040,400
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	345,000	326,025

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	$ 2,275,000	$ 2,326,188
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	620,000	635,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	1,910,000	1,910,000
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,200,000	2,799,552
International Cabletel, Inc. 11.5% 2/1/06	B2	1,270,000	857,250
K-III Communications Corp. 8.5% 2/1/06	Ba3	465,000	439,425
Lamar Media Corp.:
9.25% 8/15/07	B1	2,275,000	2,348,938
9.625% 12/1/06	B1	2,805,000	2,959,275
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	4,300,000	4,042,860
8% 10/17/16	Baa3	2,450,000	2,471,266
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,010,000	2,010,000
NTL, Inc. 0% 4/1/08 (e)	B3	5,370,000	2,470,200
Paramount Communications, Inc. 7.5% 1/15/02	A3	1,785,000	1,812,096
Pegasus Communications Corp. 9.625% 10/15/05	B3	2,170,000	1,931,300
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	5,740,000	3,329,200
12.375% 8/1/06	B3	875,000	800,625
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2	4,160,000	4,149,600
Radio One, Inc. 8.875% 7/1/11 (g)	B3	5,840,000	5,840,000
TCI Communications, Inc. 9.8% 2/1/12	A3	4,550,000	5,415,137
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	7,848,000	6,042,960
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,550,000	1,661,259
			111,717,537
Multiline Retail - 0.3%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	3,000,000	3,015,720
8.5% 6/15/03	Baa1	2,580,000	2,719,062
JCPenney Co., Inc.:
6% 5/1/06	Ba2	445,000	369,350
6.125% 11/15/03	Ba2	130,000	123,500
6.9% 8/15/26	Ba2	1,105,000	1,060,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.375% 6/15/04	Ba2	$ 420,000	$ 401,100
7.375% 8/15/08	Ba2	135,000	120,150
7.4% 4/1/37	Ba2	455,000	418,600
7.6% 4/1/07	Ba2	135,000	124,875
7.95% 4/1/17	Ba2	205,000	166,050
Kmart Corp. 9.375% 2/1/06	Baa3	3,730,000	3,636,750
			12,155,957
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	3,110,000	3,208,836
TOTAL CONSUMER DISCRETIONARY			189,228,426
CONSUMER STAPLES - 0.8%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	4,390,000	4,332,579
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa2	1,350,000	1,026,000
6.5% 10/1/03 (g)(i)	Caa2	320,000	304,000
6.875% 8/15/13	Caa2	855,000	632,700
7.625% 4/15/05	Caa2	1,845,000	1,605,150
11.25% 7/1/08 (g)	Caa2	2,660,000	2,679,950
			10,580,379
Food Products - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,200,000	3,259,488
Del Monte Corp. 9.25% 5/15/11 (g)	B3	1,685,000	1,701,850
Kellogg Co. 6.6% 4/1/11 (g)	Baa2	1,490,000	1,443,438
Nabisco, Inc. 6.85% 6/15/05	A2	3,930,000	4,017,325
			10,422,101
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	1,105,000	1,121,575
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,059,293
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,500,000	3,550,610
			7,609,903
TOTAL CONSUMER STAPLES			29,733,958

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1	$ 310,000	$ 297,600
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	890,000	872,200
8.125% 4/1/11 (g)	B2	2,460,000	2,300,100
8.5% 3/15/12	B2	2,600,000	2,548,000
Nuevo Energy Co. 9.375% 10/1/10	B1	1,980,000	1,960,200
Oryx Energy Co.:
8% 10/15/03	Baa1	3,055,000	3,206,956
8.375% 7/15/04	Baa1	2,335,000	2,480,961
Petro-Canada yankee 7% 11/15/28	A3	1,290,000	1,235,768
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	1,880,000	2,146,622
Plains Resources, Inc. 10.25% 3/15/06	B2	1,915,000	1,972,450
			18,723,257
TOTAL ENERGY			19,020,857
FINANCIALS - 4.7%
Banks - 1.4%
Bank of America Corp. 7.8% 2/15/10	Aa3	1,120,000	1,189,798
Bank One Corp. 7.875% 8/1/10	A1	7,050,000	7,556,825
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,736,431
Capital One Bank:
6.375% 2/15/03	Baa2	2,870,000	2,875,970
6.48% 6/28/02	Baa2	1,740,000	1,742,714
6.65% 3/15/04	Baa3	2,320,000	2,307,542
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	1,700,000	1,897,863
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	8,340,000	8,615,220
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,730,000	1,811,864
Home Savings of America FSB 6.5% 8/15/04	A3	2,830,000	2,850,970
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	500,000	516,195
Korea Development Bank:
6.625% 11/21/03	Baa2	4,165,000	4,235,638
7.125% 4/22/04	Baa2	2,015,000	2,073,354
7.375% 9/17/04	Baa2	615,000	638,868
Long Island Savings Bank FSB 7% 6/13/02	Baa3	3,400,000	3,447,328
PNC Funding Corp. 6.875% 3/1/03	A3	2,020,000	2,075,146
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	$ 3,230,000	$ 3,385,040
9.118% 3/31/49	A1	2,655,000	2,934,572
Union Planters Corp. 7.75% 3/1/11	Baa2	3,160,000	3,263,648
			55,154,986
Diversified Financials - 2.5%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	515,000	566,552
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	4,250,000	4,314,898
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,200,000	2,222,660
6.6% 5/15/05	A2	4,410,000	4,402,856
Associates Corp. of North America 5.8% 4/20/04	Aa3	4,880,000	4,923,871
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,130,000	2,170,449
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	620,000	627,750
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,040,000	4,537,210
Cellco Finance NV yankee:
12.75% 8/1/05	B3	2,345,000	1,876,000
15% 8/1/05	Caa1	620,000	520,800
CIT Group, Inc. 5.5% 2/15/04	A2	680,000	671,928
Citigroup, Inc. 7.25% 10/1/10	Aa3	7,335,000	7,614,097
ComEd Financing II 8.5% 1/15/27	Baa3	2,800,000	2,731,960
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	3,950,000	4,040,297
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	590,000	262,550
7% 12/15/06	Caa3	290,000	113,100
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	1,080,000	486,000
Details Capital Corp. 0% 11/15/07 (e)	B3	505,000	484,800
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	755,000	762,550
Ford Motor Credit Co.:
7.375% 2/1/11	A2	1,150,000	1,166,825
7.5% 3/15/05	A2	3,850,000	4,000,304
7.875% 6/15/10	A2	1,690,000	1,772,235

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. 6.75% 1/15/06	A2	$ 1,290,000	$ 1,315,542
Household Finance Corp. 6.5% 1/24/06	A2	3,100,000	3,151,553
HSBC Capital Funding LP:
9.547% 12/31/49 (f)(g)	A1	1,600,000	1,802,048
10.176% 12/31/49 (f)(g)	A1	2,600,000	3,201,796
IOS Capital, Inc. 9.75% 6/15/04	Baa2	1,690,000	1,681,550
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2	1,520,000	1,550,400
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,315,000	1,343,443
NiSource Finance Corp. 7.875% 11/15/10	Baa2	4,065,000	4,278,778
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	5,950,000	5,057,500
PTC International Finance II SA yankee 11.25% 12/1/09	B2	870,000	904,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	4,580,000	4,542,673
SESI LLC 8.875% 5/15/11 (g)	B1	2,550,000	2,524,500
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	1,080,000	991,375
6.875% 11/15/28	Baa1	1,980,000	1,663,952
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,510,000	2,524,658
6.75% 5/15/09	Baa1	3,925,000	3,718,898
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,100,000	3,354,448
			93,877,606
Real Estate - 0.8%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,590,000	1,576,660
7.125% 3/15/04	Baa2	4,200,000	4,202,058
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	2,950,000	2,988,763
EOP Operating LP:
6.375% 2/15/03	Baa1	3,600,000	3,657,564
6.75% 2/15/08	Baa1	1,590,000	1,565,053
7.75% 11/15/07	Baa1	3,220,000	3,401,028
ERP Operating LP:
6.55% 11/15/01	A3	1,500,000	1,510,425
7.1% 6/23/04	A3	3,980,000	4,107,917
LNR Property Corp. 10.5% 1/15/09	B1	2,425,000	2,425,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Meditrust Corp. 7.82% 9/10/26	Ba3	$ 2,215,000	$ 2,126,400
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	2,110,000	2,199,675
			29,760,543
TOTAL FINANCIALS			178,793,135
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	655,000	618,975
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (g)	B2	725,000	743,125
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	2,330,000	1,118,400
Medpartners, Inc. 7.375% 10/1/06	Ba3	1,020,000	999,600
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2	1,960,000	2,018,800
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	465,000	476,625
8.625% 12/1/03	Ba1	815,000	843,525
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	2,325,000	2,377,313
Unilab Corp. 12.75% 10/1/09	B3	725,000	841,000
			9,418,388
TOTAL HEALTH CARE			10,037,363
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	3,465,000	3,499,650
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	1,110,000	1,125,011
7.73% 9/15/12	Baa1	391,300	389,059
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	895,000	941,459
			2,455,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 375,000	$ 373,125
7.625% 1/1/06	Ba3	2,900,000	2,856,500
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,033,900
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,098,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	325,000	324,188
8.625% 4/1/13	B2	1,320,000	1,320,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	507,450
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675
			8,242,838
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	2,140,000	2,268,400
Numatics, Inc. 9.625% 4/1/08	Caa2	170,000	107,100
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	3,790,000	3,758,316
			6,133,816
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2	2,990,000	3,034,850
Road & Rail - 0.7%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,390,000	3,149,141
CSX Corp.:
6.25% 10/15/08	Baa2	2,385,000	2,309,348
6.46% 6/22/05	Baa2	5,120,000	5,181,440
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	6,610,000	6,760,840
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	5,450,000	4,632,500
10.25% 6/15/07	B1	3,765,000	3,652,050
			25,685,319
TOTAL INDUSTRIALS			49,052,002
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	2,350,000	1,873,373
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	5,970,000	2,388,000
			4,261,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 3,700,000	$ 3,760,606
IT Consulting & Services - 0.1%
Comdisco, Inc. 6.375% 11/30/01	Caa1	3,995,000	3,036,200
Semiconductor Equipment & Products - 0.0%
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	3,000,000	2,580,000
TOTAL INFORMATION TECHNOLOGY			13,638,179
MATERIALS - 0.7%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	3,955,000	3,935,225
Huntsman Corp. 9.5% 7/1/07 (g)	Caa1	4,485,000	2,780,700
IMC Global, Inc. 7.4% 11/1/02	Ba2	470,000	445,325
			7,161,250
Containers & Packaging - 0.2%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	410,000	412,050
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	265,000	127,200
7.125% 9/1/02	Caa3	1,630,000	937,250
7.375% 12/15/26	Caa3	555,000	205,350
8% 4/15/23	Caa3	120,000	44,400
8.375% 1/15/05	Caa3	775,000	310,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	2,445,000	1,540,350
9.75% 6/15/07	Caa1	3,675,000	2,315,250
Packaging Corp. of America 9.625% 4/1/09	B1	2,185,000	2,316,100
			8,207,950
Metals & Mining - 0.2%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	160,000	168,000
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3	170,000	177,225
9.625% 5/15/08	B2	1,552,000	1,629,600
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	5,060,000	4,991,690
			6,966,515

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 3,320,000	$ 3,220,400
Riverwood International Corp. 10.625% 8/1/07 (g)	B3	1,700,000	1,742,500
			4,962,900
TOTAL MATERIALS			27,298,615
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
AT&T Corp. 6.5% 3/15/29	A2	3,685,000	3,137,483
British Telecommunications PLC 7.875% 12/15/05	Baa1	2,920,000	3,075,148
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	3,020,000	3,239,916
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,900,000	2,957,710
9.25% 5/15/11	Baa2	3,785,000	3,920,692
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	2,580,000	2,617,539
France Telecom SA:
7.2% 3/1/06 (g)	A3	1,590,000	1,637,716
8.5% 3/1/31 (g)	A3	1,610,000	1,683,722
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	2,430,000	2,144,475
0% 3/1/09 (e)	B3	1,410,000	1,029,300
8.5% 1/15/08	B2	640,000	624,000
8.6% 6/1/08	B2	90,000	87,750
8.875% 11/1/07	B2	50,000	48,750
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	3,410,000	3,379,685
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	7,505,000	2,101,400
Nextel International, Inc. 12.75% 8/1/10	Caa1	895,000	277,450
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,540,000	5,450,584
Telefonica Europe BV 8.25% 9/15/30	A2	2,760,000	2,895,737
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	2,720,000	2,801,600
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	340,000	331,911
TELUS Corp. yankee 8% 6/1/11	Baa2	3,525,000	3,584,573
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 6,155,000	$ 3,754,550
0% 5/1/08 (e)	B3	9,805,000	7,745,950
			58,527,641
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (g)	Baa2	560,000	561,400
Dobson Communications Corp. 10.875% 7/1/10	B3	1,235,000	1,235,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	9,795,000	9,746,025
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	2,845,000	1,081,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	4,570,000	3,975,900
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	16,310,000	10,764,600
0% 2/15/08 (e)	B1	840,000	546,000
Orange PLC yankee 9% 6/1/09	A3	3,455,000	3,593,200
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	4,785,000	2,966,700
10.625% 7/15/10	B3	715,000	664,950
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	13,420,000	11,004,400
10.375% 11/15/09	Baa1	7,440,000	8,481,600
			54,620,875
TOTAL TELECOMMUNICATION SERVICES			113,148,516
UTILITIES - 1.1%
Electric Utilities - 0.9%
AES Corp.:
9.375% 9/15/10	Ba1	4,480,000	4,480,000
9.5% 6/1/09	Ba1	1,165,000	1,185,388
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	3,960,000	3,627,241
6.73% 12/11/02 (g)	Baa2	4,910,000	4,934,697
CMS Energy Corp.:
7.5% 1/15/09	Ba3	985,000	920,975
8.375% 7/1/03	Ba3	1,755,000	1,737,450
9.875% 10/15/07	Ba3	1,655,000	1,721,200

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Hydro-Quebec yankee 8.4% 3/28/25	A2	$ 2,620,000	$ 3,061,905
Illinois Power Co. 7.5% 6/15/09	Baa1	1,880,000	1,907,993
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	3,920,000	3,496,130
7.875% 12/15/26 (g)	A3	1,960,000	1,774,937
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	533,250
7.05% 3/1/24	B3	340,000	272,000
7.875% 3/1/02	B3	790,000	718,900
PSI Energy, Inc. 6.65% 6/15/06 (g)	A3	2,055,000	2,034,462
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	376,159
			32,782,687
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	885,000	873,672
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,663,144
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,198,735
			4,735,551
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	3,370,000	3,370,000
TOTAL UTILITIES			40,888,238
TOTAL NONCONVERTIBLE BONDS			670,839,289
TOTAL CORPORATE BONDS (Cost $703,971,959)			690,482,552
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
5.25% 6/15/06	Aaa	4,720,000	4,652,126
5.5% 5/2/06	AA-	4,185,000	4,143,150
6.25% 2/1/11	Aa2	2,115,000	2,088,224
7.25% 1/15/10	Aaa	6,200,000	6,662,086
7.25% 5/15/30	Aaa	4,280,000	4,636,357
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,232,180
Federal Home Loan Bank:
5% 2/28/03	Aaa	15,740,000	15,872,846
6.375% 11/15/02	Aaa	21,050,000	21,628,875
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.875% 3/21/11	Aa2	$ 9,265,000	$ 8,890,045
6% 6/15/11	Aaa	7,465,000	7,357,504
6.875% 1/15/05	Aaa	3,255,000	3,421,819
6.875% 9/15/10	Aaa	3,900,000	4,093,167
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	2,848,843
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			88,527,222
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.99% 7/12/01 to 8/16/01 (h)	-	11,000,000	10,986,528
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	20,565,000	21,168,994
6.125% 8/15/29	Aaa	2,455,000	2,542,840
6.25% 5/15/30	Aaa	3,730,000	3,950,853
7.625% 2/15/25	Aaa	1,290,000	1,570,575
8.125% 8/15/19	Aaa	32,210,000	40,106,282
8.875% 8/15/17	Aaa	2,000,000	2,625,320
11.25% 2/15/15	Aaa	10,640,000	16,099,597
11.75% 2/15/10 (callable)	Aaa	13,045,000	15,949,600
12% 8/15/13	Aaa	3,740,000	5,175,823
13.875% 5/15/11 (callable)	Aaa	8,150,000	11,197,367
U.S. Treasury Notes:
6.5% 2/15/10	Aaa	5,195,000	5,579,742
7% 7/15/06	Aaa	7,255,000	7,869,426
7.25% 8/15/04	Aaa	1,404,000	1,507,110
TOTAL U.S. TREASURY OBLIGATIONS			146,330,057
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $229,874,459)			234,857,279
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 7.4%
6% 6/1/13 to 1/1/29	Aaa	49,316,075	48,052,311
6.5% 5/1/23 to 6/1/31	Aaa	108,071,670	106,501,935
7% 8/1/13 to 3/1/29	Aaa	88,230,210	88,792,486
7.5% 7/1/16 to 6/1/30	Aaa	28,427,377	29,031,867

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.5% 7/1/31 (l)	Aaa	$ 4,640,000	$ 4,732,800
8% 1/1/26 to 6/1/30	Aaa	5,613,180	5,799,677
TOTAL FANNIE MAE			282,911,076
Freddie Mac - 0.4%
7.5% 5/1/17 to 11/1/30	Aaa	13,195,330	13,485,708
8% 7/1/17 to 5/1/27	Aaa	369,739	384,134
8.5% 7/1/22 to 6/1/23	Aaa	22,960	24,553
TOTAL FREDDIE MAC			13,894,395
Government National Mortgage Association - 2.0%
6% 12/15/08 to 6/15/09	Aaa	1,839,964	1,844,011
6.5% 6/15/08 to 8/15/27	Aaa	31,050,777	30,965,772
7% 7/15/28	Aaa	14,969,772	15,105,398
7.5% 9/15/22 to 8/15/28	Aaa	15,710,821	16,133,082
8% 5/15/25 to 1/15/31	Aaa	9,084,685	9,411,207
8.5% 12/15/16 to 12/15/30	Aaa	4,604,163	4,811,686
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			78,271,156
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $370,468,883)			375,076,627
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	800,037	456,021
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	3,730,000	3,777,208
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	2,950,000	2,949,078
CIT Marine Trust 5.8% 4/15/10	Aaa	5,792,443	5,876,615
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	176,161	175,775
CPS Auto Receivables Trust 6% 8/15/03	Aaa	1,008,357	1,008,987
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,626,594
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,305,774
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	1,055,000	1,054,341
6.4% 12/15/02	Aaa	1,480,000	1,502,431
7.03% 11/15/03	Aaa	704,000	719,840
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (g)(i)	Baa2	$ 613,933	$ 612,206
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,769,354
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	1,094,796	1,091,204
TOTAL ASSET-BACKED SECURITIES (Cost $30,971,787)			30,925,428
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (g)(i)	Ba3	769,403	365,141
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,132,921
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	2,600,000	2,502,297
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	4,742,070	4,946,548
TOTAL U.S. GOVERNMENT AGENCY			10,581,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,658,250)			10,946,907
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (i)	Aaa	45,638,900	3,044,973
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	1,900,000	1,259,938
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	3,000,000	3,086,133
Class B, 7.48% 2/1/08	A	2,320,000	2,381,625

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (g)(i)	Baa1	$ 5,490,000	$ 5,496,835
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,730,000	5,721,909
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,007,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	3,500,000	3,619,219
Class C1, 7.52% 5/15/06 (g)	A2	2,300,000	2,372,594
Class D1, 7.77% 5/15/06 (g)	Baa2	2,200,000	2,239,188
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (i)	-	1,600,000	1,261,104
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	8,640,000	8,682,187
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (g)(i)	-	500,000	97,500
Series 1997-B Class E, 7.8912% 9/15/19 (g)(i)	-	750,000	30,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	2,173,535	2,038,029
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(i)	-	1,300,000	1,012,172
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	750,000	710,391
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(i)	Baa3	4,930,000	4,624,956
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	$ 2,920,627	$ 2,897,810
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (g)(i)	-	800,000	757,294
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,473,000	1,024,656
Class L, 7.9% 11/15/26 (g)	-	1,133,000	630,231
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,446,949
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,200,000	4,207,875
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	4,120,000	4,002,838
Class E2, 7.224% 12/15/10 (g)	Baa3	2,450,000	2,331,328
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,676,431)			69,984,797
Foreign Government and Government Agency Obligations (j) - 0.3%

Newfoundland Province yankee 11.625% 10/15/07	Baa1	2,000,000	2,560,400
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	3,350,000	3,431,104
United Mexican States:
8.375% 1/14/11	Baa3	2,235,000	2,257,350
9.875% 2/1/10	Baa3	2,770,000	3,030,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,860,834)			11,279,234
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $4,720,123)	Aaa	4,750,000	4,875,068
Floating Rate Loans - 1.5%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (i)	-	$ 295,334	$ 280,567
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (i)	Ba2	2,470,000	2,494,700
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (i)	-	425,000	426,594
			2,921,294
Household Durables - 0.0%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (i)	Ba3	659,272	664,217
Tranche C term loan 6.1875% 12/15/05 (i)	Ba3	475,398	478,964
Tranche D term loan 6.4375% 12/15/06 (i)	Ba3	605,615	610,157
			1,753,338
Media - 0.1%
Century-TCI California L.P. Tranche B term loan 6.86% 12/31/07 (i)	Ba3	1,500,000	1,496,250
Emmis Communications Corp. Tranche B term loan 7.0058% 8/31/09 (i)	Ba2	500,000	500,000
LIN Television Corp. Tranche B term loan 7.82% 9/30/07 (i)	-	458,660	456,366
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (i)	-	1,259,411	1,227,925
			3,680,541
TOTAL CONSUMER DISCRETIONARY			8,635,740
CONSUMER STAPLES - 0.1%
Food & Drug Retailing - 0.0%
Duane Reade, Inc. Tranche B term loan 7.7487% 2/15/05 (i)	-	631,343	631,343
Tobacco - 0.1%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (i)	A2	1,786,749	1,809,083
TOTAL CONSUMER STAPLES			2,440,426
FINANCIALS - 0.4%
Diversified Financials - 0.4%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (i)	-	694,640	646,015
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (i)	-	$ 1,800,000	$ 1,800,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (i)	Ba3	650,000	643,500
Tranche B term loan 8.01% 12/31/07 (i)	-	1,700,000	1,700,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (i)	Ba3	5,270,000	5,204,125
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (i)	Ba2	950,000	878,750
Tranche C term loan 7.75% 12/31/08 (i)	Ba2	950,000	878,750
PMC (Nova Scotia) Co. term loan 6.77% 5/5/06 (i)	-	1,000,000	1,003,750
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (i)	B2	1,270,000	1,260,475
WCI Capital Corp. Tranche B term loan 12.25% 9/30/07 (i)	B2	1,000,000	230,000
			14,245,365
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (i)	-	796,875	798,867
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (i)	B1	979,841	990,864
			1,789,731
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	528,975	525,008
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	634,770	630,010
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (i)	Ba3	2,150,000	2,155,375
			3,310,393

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Machinery - 0.0%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (i)	-	$ 1,745,625	$ 1,747,807
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
Tranche A term loan 8.1686% 12/30/05 (i)	Ba1	933,333	928,667
Tranche B term loan 7.2712% 12/29/06 (i)	Ba1	1,194,000	1,198,478
			2,127,145
TOTAL INDUSTRIALS			7,185,345
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Exodus Communications, Inc. Tranche B term loan 7.3033% 10/31/07 (i)	B+	1,150,000	1,144,250
MATERIALS - 0.3%
Chemicals - 0.1%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (i)	-	776,938	783,736
Tranche C term loan 7.219% 6/30/08 (i)	-	1,310,617	1,322,085
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (i)	-	1,556,903	1,591,934
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (i)	-	1,050,000	1,060,500
			4,758,255
Containers & Packaging - 0.1%
Ball Corp. Tranche B term loan 5.8125% 3/10/06 (i)	Ba2	1,984,733	1,989,695
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (i)	-	840,290	840,290
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (i)	-	694,311	687,368
			3,517,353
Paper & Forest Products - 0.1%
Jefferson Smurfit Corp. Tranche B term loan 6.0625% 3/31/07 (i)	-	1,500,000	1,500,000
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Riverwood International Corp. Tranche B term loan 7% 2/28/04 (i)	B1	$ 1,036,610	$ 1,048,272
Stone Container Corp. Tranche E term loan 7.5935% 10/1/03 (i)	B+	1,590,850	1,596,816
			4,145,088
TOTAL MATERIALS			12,420,696
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (i)	-	2,000,000	2,010,000
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (i)	-	2,500,000	2,481,250
			4,491,250
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (i)	-	2,500,000	2,250,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (i)	-	1,370,000	1,298,075
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (i)	Ba2	2,100,000	2,079,000
			5,627,075
TOTAL TELECOMMUNICATION SERVICES			10,118,325
TOTAL FLOATING RATE LOANS (Cost $59,363,054)			57,979,878
Commercial Paper - 0.2%

British Telecommunications PLC 4.8538% 10/9/01 (i) (Cost $6,796,295)	6,800,000	6,777,410
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (c)	160,389,226	$ 160,389,226
Fidelity Money Market Central Fund, 4.21% (c)	123,860,162	123,860,162
TOTAL MONEY MARKET FUNDS (Cost $284,249,388)		284,249,388
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,669,013,925)		3,798,436,305
NET OTHER ASSETS - 0.7%		25,413,080
NET ASSETS - 100%		$ 3,823,849,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
579 S&P 500 Stock Index Contracts	Sept. 2001	$ 178,288,575	$ (8,765,669)

The face value of futures purchased as a percentage of net assets - 4.7%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $141,687,420 or 3.7% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,987,753.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(l) Security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	21.4%	AAA, AA, A	19.2%
Baa	6.8%	BBB	5.7%
Ba	2.3%	BB	2.6%
B	5.8%	B	5.9%
Caa	1.2%	CCC	0.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,027,027,954 and $1,202,826,253, respectively, of which long-term U.S. Government and government agency obligations aggregated $405,347,267 and $541,150,843, respectively.

The market value of futures contracts opened and closed during the period amounted to $489,804,907 and $473,559,015, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $833 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,580,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $57,979,878 or 1.5% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,671,373,636. Net unrealized appreciation aggregated $127,062,669, of which $413,982,852 related to appreciated investment securities and $286,920,183 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,669,013,925) - See accompanying schedule		$ 3,798,436,305
Cash		3,572,568
Receivable for investments sold		21,958,880
Receivable for fund shares sold		1,127,557
Dividends receivable		1,190,956
Interest receivable		16,374,903
Receivable for daily variation on futures contracts		680,325
Other receivables		14,570
Total assets		3,843,356,064
Liabilities
Payable for investments purchased Regular delivery	$ 10,486,415
Delayed delivery	4,766,150
Payable for fund shares redeemed	2,199,015
Accrued management fee	1,698,038
Distribution fees payable	4,192
Other payables and accrued expenses	352,869
Total liabilities		19,506,679
Net Assets		$ 3,823,849,385
Net Assets consist of:
Paid in capital		$ 3,676,364,251
Undistributed net investment income		83,751,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,923,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,656,788
Net Assets		$ 3,823,849,385
Initial Class: Net Asset Value, offering price and redemption price per share ($3,784,918,053 ÷ 259,339,301 shares)		$14.59
Service Class: Net Asset Value, offering price and redemption price per share ($30,530,517 ÷ 2,104,294 shares)		$14.51
Service Class 2: Net Asset Value, offering price and redemption price per share ($8,400,815 ÷ 580,829 shares)		$14.46

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,823,612
Interest		71,925,625
Security lending		1,953
Total income		84,751,190
Expenses
Management fee	$ 10,440,218
Transfer agent fees	1,294,860
Distribution fees	22,867
Accounting and security lending fees	323,084
Custodian fees and expenses	34,575
Audit	19,831
Legal	9,609
Reports to shareholders	218,832
Total expenses before reductions	12,363,876
Expense reductions	(56,910)	12,306,966
Net investment income		72,444,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,487,728)
Foreign currency transactions	111
Futures contracts	(18,531,436)	(58,019,053)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(161,659,529)
Assets and liabilities in foreign currencies	(270)
Futures contracts	(652,131)	(162,311,930)
Net gain (loss)		(220,330,983)
Net increase (decrease) in net assets resulting from operations		$ (147,886,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 72,444,224	$ 169,689,841
Net realized gain (loss)	(58,019,053)	71,952,466
Change in net unrealized appreciation (depreciation)	(162,311,930)	(417,674,101)
Net increase (decrease) in net assets resulting from operations	(147,886,759)	(176,031,794)
Distributions to shareholders From net investment income	(165,533,399)	(155,528,551)
From net realized gain	(62,082,268)	(361,637,025)
Total distributions	(227,615,667)	(517,165,576)
Share transactions - net increase (decrease)	35,814,466	(103,868,167)
Total increase (decrease) in net assets	(339,687,960)	(797,065,537)
Net Assets
Beginning of period	4,163,537,345	4,960,602,882
End of period (including undistributed net investment income of $83,751,354 and $177,028,055, respectively)	$ 3,823,849,385	$ 4,163,537,345

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	8,491,079	$ 126,014,471	15,773,125	$ 262,419,927
Reinvested	14,767,544	225,648,009	31,454,002	514,587,479
Redeemed	(21,830,538)	(322,703,175)	(53,688,174)	(896,416,716)
Net increase (decrease)	1,428,085	$ 28,959,305	(6,461,047)	$ (119,409,310)
Service Class Sold	251,106	$ 3,688,525	741,504	$ 12,184,248
Reinvested	110,168	1,674,550	157,694	2,567,255
Redeemed	(178,671)	(2,639,083)	(251,421)	(4,163,614)
Net increase (decrease)	182,603	$ 2,723,992	647,777	$ 10,587,889
Service Class 2 A Sold	292,461	$ 4,301,743	312,250	$ 5,136,587
Reinvested	19,334	293,108	666	10,842
Redeemed	(32,102)	(463,682)	(11,780)	(194,175)
Net increase (decrease)	279,693	$ 4,131,169	301,136	$ 4,953,254
Distributions From net investment income Initial Class		$ 164,107,625		$ 154,762,338
Service Class		1,212,605		762,991
Service Class 2 A		213,169		3,222
Total		$ 165,533,399		$ 155,528,551
From net realized gain Initial Class		$ 61,540,384		$ 359,825,141
Service Class		461,945		1,804,264
Service Class 2 A		79,939		7,620
Total		$ 62,082,268		$ 361,637,025
		$ 227,615,667		$ 517,165,576

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.27 D	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(.81)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.54)	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.64)	(.60) G	(.60)	(.57)	(.59)	(.57)
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	(1.48)	(.47)
Total distributions	(.88)	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 14.59	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.62)%	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,784,918	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.63% A	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after all expense reductions	.63% A	.61%	.62% F	.63% F	.64% F	.73% F
Ratio of net investment income to average net assets	3.69% A	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	56% A	76%	94%	113%	101%	168%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income D	.26	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(.79)	(1.31)	1.29	1.82	.29
Total from investment operations	(.53)	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.63)	(.59) G	(.60)	(.57)	-
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 14.51	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C	(3.58)%	(4.06)%	11.01%	14.82%	2.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,531	$ 30,583	$ 23,677	$ 5,801	$ 10
Ratio of expenses to average net assets	.73% A	.72%	.74%	.78%	.75% A
Ratio of expenses to average net assets after all expense reductions	.73% A	.71% F	.73% F	.77% F	.75% A
Ratio of net investment income to average net assets	3.59% A	3.62%	3.25%	3.49%	3.52% A
Portfolio turnover rate	56% A	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income C	.25	.53
Net realized and unrealized gain (loss)	(.80)	(.84)
Total from investment operations	(.55)	(.31)
Less Distributions
From net investment income	(.64)	(.59) E
From net realized gain	(.24)	(1.38) E
Total distributions	(.88)	(1.97)
Net asset value, end of period	$ 14.46	$ 15.89
Total Return B	(3.72)%	(1.97)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,401	$ 4,785
Ratio of expenses to average net assets	.89% A	.88% A
Ratio of net investment income to average net assets	3.43% A	3.46% A
Portfolio turnover rate	56% A	76%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Asset Mgr: Growth - Initial Class	-16.37%	9.00%	11.82%
Fidelity Asset Manager: Growth® Composite	-7.57%	12.49%	14.81%
S&P 500 ®	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
LB 3 Month T-Bill	5.95%	5.48%	5.55%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SMIndex, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $20,617 - a 106.17% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,025 - a 190.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,460 - a 64.60% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $24,259 - a 142.59% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	3.3
Microsoft Corp.	2.6
Citigroup, Inc.	2.2
Exxon Mobil Corp.	2.1
Pfizer, Inc.	1.7
11.9
Top Five Market Sectors as of June 30, 2001
(stocks only)	% of fund's net assets
Information Technology	15.2
Financials	14.3
Health Care	12.7
Consumer Discretionary	8.0
Energy	6.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	77.2%
Bond Class	21.8%
Short-Term Class	1.0%

* Foreign investments 3.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager: Growth Portfolio

Q. How did the fund perform, Bart?

A. For the six-month period that ended June 30, 2001, the fund underperformed the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -3.53% and -2.87%, respectively. Similarly, for the 12 months that ended June 30, 2001, the fund trailed the Fidelity Composite index and Lipper average, which returned -7.57% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence
performance during the six-month period?

A. I continued to overweight equities, allocating just over 77% - compared to 70% in a neutral weighting - to stocks on average during the period. Maintaining a longer-term view with this fund, I felt that I needed to carry some additional exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. We benefited from allocating much of the bond subportfolio to high-yield securities - not included in the benchmark - which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the index.

Q. What factors influenced the fund's equity holdings?

A. Steve Snider - who directed the fund's equity investments - used quantitative models that emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. As was the case for the fund in 2000, diversified financial stocks led the way - including auto financing firm AmeriCredit, BancWest and insurer Loews - followed by health stocks. Despite lagging the overall market, the health sector provided us with several winners from the service industry, most notably Quest Diagnostics, Tenet Healthcare and Caremark Rx. On the down side, the fund suffered a sharp sell-off in energy stocks late in the period, particularly among exploration and production companies such as EOG Resources and Mitchell Energy. Finally, the fund's positioning in technology - the period's worst performing sector - dampened returns. Despite owning a handful of smaller-cap stocks from the software group, such as Advent and NVIDIA, that bucked the tech-wreck and fared well, we had several tech hardware names that fell apart during the period. Three stocks - Powerwave Technologies, Waters and TranSwitch - accounted for more than a third of our underperformance relative to the index. We trailed our Lipper peers, because they tended to be more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. On the high-yield front, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager: Growth Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: maximize total return over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: January 3, 1995

Size: as of June 30, 2001, more than $443 million

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	314	$ 1,178
Automobiles - 0.3%
Harley-Davidson, Inc.	25,900	1,219,372
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	18,450	476,933
International Game Technology (a)	33,300	2,089,575
Starbucks Corp. (a)	14,800	325,748
Tricon Global Restaurants, Inc. (a)	15,800	693,620
Wendy's International, Inc.	18,000	459,720
		4,045,596
Household Durables - 0.4%
Lennar Corp.	20,000	834,000
Pulte Homes, Inc.	21,900	933,597
		1,767,597
Media - 2.5%
AOL Time Warner, Inc. (a)	130,500	6,916,500
NTL, Inc. warrants 10/14/08 (a)	427	2,562
Viacom, Inc. Class B (non-vtg.) (a)	46,100	2,385,675
Walt Disney Co.	63,400	1,831,626
		11,136,363
Multiline Retail - 1.9%
Kohls Corp. (a)	2,500	156,825
Sears, Roebuck & Co.	24,500	1,036,595
The May Department Stores Co.	24,500	839,370
Wal-Mart Stores, Inc.	135,900	6,631,920
		8,664,710
Specialty Retail - 1.3%
Home Depot, Inc.	70,400	3,277,120
RadioShack Corp.	17,500	533,750
Talbots, Inc.	46,600	2,038,750
		5,849,620
Textiles & Apparel - 0.3%
Liz Claiborne, Inc.	7,400	373,330
Reebok International Ltd. (a)	24,000	766,800
		1,140,130
TOTAL CONSUMER DISCRETIONARY		33,824,566
CONSUMER STAPLES - 3.5%
Beverages - 1.4%
PepsiCo, Inc.	66,800	2,952,560
The Coca-Cola Co.	75,300	3,388,500
		6,341,060
Food & Drug Retailing - 0.3%
Sysco Corp.	46,200	1,254,330

	Shares	Value (Note 1)
Food Products - 0.4%
Campbell Soup Co.	20,000	$ 515,000
Hershey Foods Corp.	20,000	1,234,200
		1,749,200
Household Products - 0.6%
Procter & Gamble Co.	39,800	2,539,240
Tobacco - 0.8%
Philip Morris Companies, Inc.	68,500	3,476,375
TOTAL CONSUMER STAPLES		15,360,205
ENERGY - 6.3%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	14,000	431,480
Nabors Industries, Inc. (a)	11,700	435,240
Schlumberger Ltd. (NY Shares)	21,100	1,110,915
Tidewater, Inc.	18,000	678,600
		2,656,235
Oil & Gas - 5.7%
Anadarko Petroleum Corp.	11,200	605,136
Apache Corp.	13,000	659,750
Ashland, Inc.	25,000	1,002,500
Devon Energy Corp.	29,000	1,522,500
EOG Resources, Inc.	40,900	1,453,995
Equitable Resources, Inc.	49,600	1,652,176
Exxon Mobil Corp.	106,000	9,259,100
Mitchell Energy & Development Corp. Class A	29,800	1,378,250
Noble Affiliates, Inc.	41,500	1,467,025
Royal Dutch Petroleum Co. (NY Shares)	65,200	3,799,204
Valero Energy Corp.	50,100	1,842,678
XTO Energy, Inc.	47,550	682,343
		25,324,657
TOTAL ENERGY		27,980,892
FINANCIALS - 14.3%
Banks - 3.9%
BancWest Corp.	83,300	2,865,520
Bank of America Corp.	49,900	2,995,497
Bank of New York Co., Inc.	14,700	705,600
City National Corp.	19,200	850,368
Comerica, Inc.	27,200	1,566,720
Golden State Bancorp, Inc.	66,300	2,042,040
Golden West Financial Corp.	12,400	796,576
Greenpoint Financial Corp.	19,600	752,640
Northern Trust Corp.	10,100	652,460
Washington Mutual, Inc.	42,000	1,577,100
Wells Fargo & Co.	51,900	2,409,717
		17,214,238
Diversified Financials - 7.2%
AMBAC Financial Group, Inc.	31,050	1,807,110
American Express Co.	40,500	1,571,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AmeriCredit Corp. (a)	56,200	$ 2,919,590
Citigroup, Inc.	182,200	9,627,448
Fannie Mae	40,500	3,448,575
Federated Investors, Inc. Class B (non-vtg.)	58,900	1,896,580
J.P. Morgan Chase & Co.	57,800	2,577,880
Lehman Brothers Holdings, Inc.	8,500	660,875
MBNA Corp.	39,800	1,311,410
Merrill Lynch & Co., Inc.	24,000	1,422,000
Morgan Stanley Dean Witter & Co.	34,200	2,196,666
SEI Investments Co.	10,400	491,400
USA Education, Inc.	29,100	2,124,300
		32,055,234
Insurance - 3.0%
American International Group, Inc.	70,400	6,054,400
Arthur J. Gallagher & Co.	56,600	1,471,600
Fidelity National Financial, Inc.	19,100	469,287
Jefferson-Pilot Corp.	35,700	1,725,024
Loews Corp.	26,800	1,726,724
MGIC Investment Corp.	13,000	944,320
PMI Group, Inc.	11,300	821,058
		13,212,413
Real Estate - 0.2%
Crescent Real Estate Equities Co.	2,500	61,425
Host Marriott Corp.	59,600	746,192
		807,617
TOTAL FINANCIALS		63,289,502
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Albany Molecular Research, Inc. (a)	33,500	1,331,625
Amgen, Inc. (a)	31,200	1,935,960
IDEC Pharmaceuticals Corp. (a)	27,600	1,788,756
		5,056,341
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	28,000	1,372,000
Cytyc Corp. (a)	34,800	800,400
Hillenbrand Industries, Inc.	9,600	548,256
Medtronic, Inc.	36,500	1,679,365
		4,400,021
Health Care Providers & Services - 2.7%
Bergen Brunswig Corp. Class A	37,000	711,140
Cardinal Health, Inc.	11,250	776,250
Caremark Rx, Inc. (a)	75,800	1,246,910
CIGNA Corp.	10,400	996,528
Quest Diagnostics, Inc. (a)	13,800	1,032,930
Tenet Healthcare Corp. (a)	46,000	2,373,140
Trigon Healthcare, Inc. (a)	26,700	1,731,495

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	23,400	$ 1,444,950
Universal Health Services, Inc. Class B (a)	40,600	1,847,300
		12,160,643
Pharmaceuticals - 7.9%
Abbott Laboratories	47,100	2,261,271
American Home Products Corp.	39,600	2,314,224
Bristol-Myers Squibb Co.	59,800	3,127,540
Eli Lilly & Co.	34,300	2,538,200
Forest Laboratories, Inc. (a)	27,200	1,931,200
IVAX Corp. (a)	47,375	1,847,625
Johnson & Johnson	101,456	5,072,800
Merck & Co., Inc.	73,600	4,703,776
Pfizer, Inc.	192,100	7,693,605
Pharmacia Corp.	39,400	1,810,430
Schering-Plough Corp.	44,500	1,612,680
		34,913,351
TOTAL HEALTH CARE		56,530,356
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.8%
Aeroflex, Inc. (a)	21,800	230,862
General Dynamics Corp.	9,700	754,757
Lockheed Martin Corp.	19,000	703,950
Precision Castparts Corp.	52,800	1,975,776
		3,665,345
Airlines - 0.2%
Southwest Airlines Co.	55,650	1,028,969
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	3,000	125,610
DeVry, Inc. (a)	3,600	130,032
DST Systems, Inc. (a)	27,000	1,422,900
Waste Management, Inc.	44,000	1,356,080
		3,034,622
Electrical Equipment - 0.3%
C&D Technologies, Inc.	14,000	434,000
Energizer Holdings, Inc. (a)	40,000	918,000
		1,352,000
Industrial Conglomerates - 4.0%
General Electric Co.	301,400	14,693,235
Tyco International Ltd.	53,100	2,893,950
		17,587,185
Machinery - 0.1%
SPX Corp. (a)	3,300	413,094
Road & Rail - 0.1%
Norfolk Southern Corp.	14,000	289,800
TOTAL INDUSTRIALS		27,371,015
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.7%
Brocade Communications System, Inc. (a)	7,400	320,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	218,600	$ 4,234,282
Juniper Networks, Inc. (a)	7,200	223,524
Lucent Technologies, Inc.	101,000	626,200
McDATA Corp. Class A (a)	2,440	48,678
Nortel Networks Corp.	94,000	854,460
Scientific-Atlanta, Inc.	30,000	1,218,000
		7,526,082
Computers & Peripherals - 3.0%
Dell Computer Corp. (a)	78,500	2,127,350
EMC Corp. (a)	66,300	1,926,015
Hewlett-Packard Co.	60,600	1,733,160
International Business Machines Corp.	53,500	6,045,500
Sun Microsystems, Inc. (a)	98,500	1,595,700
		13,427,725
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A (a)	11,800	472,590
Arrow Electronics, Inc. (a)	50,000	1,214,500
Newport Corp.	8,000	211,120
PerkinElmer, Inc.	18,400	506,552
Technitrol, Inc.	36,800	956,800
Tektronix, Inc. (a)	22,400	608,160
Waters Corp. (a)	22,200	612,942
		4,582,664
Internet Software & Services - 0.1%
Internet Security Systems, Inc. (a)	8,500	420,750
Semiconductor Equipment & Products - 2.6%
Applied Micro Circuits Corp. (a)	17,200	303,752
Cirrus Logic, Inc. (a)	75,000	1,909,500
Exar Corp. (a)	33,900	681,390
Intel Corp.	204,300	6,229,107
Linear Technology Corp.	11,900	555,016
Texas Instruments, Inc.	52,600	1,656,900
Transwitch Corp. (a)	25,200	248,472
		11,584,137
Software - 6.6%
Advent Software, Inc. (a)	30,200	1,963,000
BEA Systems, Inc. (a)	22,400	744,128
Cadence Design Systems, Inc. (a)	65,500	1,220,265
Cerner Corp. (a)	32,500	1,392,625
i2 Technologies, Inc. (a)	18,400	360,456
Jack Henry & Associates, Inc.	66,000	2,003,100
Mentor Graphics Corp. (a)	58,500	1,041,300
Mercury Interactive Corp. (a)	7,700	474,397
Microsoft Corp. (a)	162,000	11,665,620
NVIDIA Corp. (a)	12,100	1,114,047
Oracle Corp. (a)	171,300	3,367,758
Rational Software Corp. (a)	29,500	837,505
Siebel Systems, Inc. (a)	18,200	862,680

	Shares	Value (Note 1)
Sybase, Inc. (a)	80,200	$ 1,319,290
TIBCO Software, Inc. (a)	11,100	153,291
VERITAS Software Corp. (a)	10,500	713,160
		29,232,622
TOTAL INFORMATION TECHNOLOGY		66,773,980
MATERIALS - 0.4%
Chemicals - 0.2%
Cabot Corp.	21,500	774,430
Metals & Mining - 0.0%
Placer Dome, Inc.	8,800	86,024
Paper & Forest Products - 0.2%
Boise Cascade Corp.	21,500	756,155
TOTAL MATERIALS		1,616,609
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	114,300	2,514,600
BellSouth Corp.	57,000	2,295,390
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	910
Ono Finance PLC rights 5/31/09 (a)(f)	310	930
Qwest Communications International, Inc.	50,500	1,609,435
SBC Communications, Inc.	103,100	4,130,186
Verizon Communications	82,700	4,424,450
		14,975,901
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	10,900
TOTAL TELECOMMUNICATION SERVICES		14,986,801
UTILITIES - 2.4%
Electric Utilities - 1.2%
Calpine Corp. (a)	37,200	1,406,160
Entergy Corp.	18,000	691,020
IDACORP, Inc.	31,000	1,081,280
NRG Energy, Inc.	50,100	1,106,208
PPL Corp.	16,500	907,500
		5,192,168
Gas Utilities - 0.4%
Kinder Morgan, Inc.	35,100	1,763,775
Multi-Utilities - 0.8%
Dynegy, Inc. Class A	31,800	1,478,700
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Enron Corp.	32,300	$ 1,582,700
Questar Corp.	27,300	675,948
		3,737,348
TOTAL UTILITIES		10,693,291
TOTAL COMMON STOCKS (Cost $324,794,068)		318,427,217
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	22,473	449
Nonconvertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	12,388	1,319,322
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	69	63,480
PRIMEDIA, Inc. Series D, $10.00	3,144	245,232
		1,628,034
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	159,155
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	938	773,850
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	1,260,270
Wireless Telecommunication Services - 0.4%
Dobson Communications Corp.:
$122.50 pay-in-kind	148	119,880
$130.00 pay-in-kind	146	128,480

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	3,180	$ 1,812,600
		2,060,960
TOTAL TELECOMMUNICATION SERVICES		3,321,230
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,882,269
TOTAL PREFERRED STOCKS (Cost $7,346,406)		5,882,718
Corporate Bonds - 14.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 740,000	712,250
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	30,000	30,525
Tenet Healthcare Corp. 6% 12/1/05	B1	1,040,000	996,450
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	500,000	473,750
7% 5/15/09	B2	580,000	549,550
			2,050,275
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	1,030,000	369,513
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	275,000	192,844
TOTAL INFORMATION TECHNOLOGY			562,357
TOTAL CONVERTIBLE BONDS			3,324,882
Nonconvertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	190,000	192,595
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	80,000	48,800
TRW, Inc. 8.75% 5/15/06	Baa2	50,000	53,451
			294,846
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	$ 560,000	$ 571,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	840,000	813,595
HMH Properties, Inc. 7.875% 8/1/08	Ba2	865,000	813,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	650,000	653,250
ITT Corp. 7.375% 11/15/15	Ba1	245,000	223,563
Mandalay Resort Group:
9.5% 8/1/08	Ba2	95,000	99,275
10.25% 8/1/07	Ba3	390,000	407,550
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	35,000	36,512
9.75% 6/1/07	Ba2	585,000	624,488
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,635,000	1,320,263
9.75% 6/15/07	B3	135,000	136,688
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	100,000	95,346
Station Casinos, Inc.:
8.375% 2/15/08 (f)	Ba3	200,000	201,000
8.375% 2/15/08	Ba3	380,000	381,900
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	295,000	296,106
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	290,000	295,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	650,000	695,500
			7,665,136
Household Durables - 0.3%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	400,000	398,000
8.875% 4/1/08	Ba3	55,000	55,275
Ryland Group, Inc. 9.125% 6/15/11	B1	220,000	217,800
Sealy Mattress Co. 9.875% 12/15/07	B2	460,000	450,800
			1,121,875
Media - 3.0%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	300,000	294,000
10.875% 10/1/10	B2	245,000	247,450
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	265,000	235,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	$ 257,300	$ 280,779
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	110,000	108,764
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(f)	B3	170,000	59,500
Century Communications Corp. 0% 1/15/08	B2	30,000	14,250
Chancellor Media Corp. 8% 11/1/08	Ba1	40,000	41,350
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	110,000	73,700
0% 4/1/11 (e)	B2	840,000	567,000
0% 5/15/11 (e)(f)	B2	470,000	267,900
10% 4/1/09	B2	705,000	713,813
10% 5/15/11 (f)	B2	260,000	262,600
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	260,000	223,600
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	320,000	294,714
CSC Holdings, Inc.:
7.625% 4/1/11 (f)	Ba1	345,000	330,338
9.25% 11/1/05	Ba3	55,000	56,375
9.875% 5/15/06	Ba3	150,000	156,750
9.875% 4/1/23	B1	70,000	74,900
10.5% 5/15/16	Ba3	500,000	555,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	555,000	310,800
11.75% 12/15/05	B2	345,000	231,150
EchoStar DBS Corp. 9.375% 2/1/09	B1	625,000	615,625
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	990,000	876,150
9.25% 11/1/07	B1	195,000	198,900
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	60,000	56,700
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	375,000	383,438
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	100,000	102,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	340,000	340,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	$ 130,000	$ 113,732
Lamar Media Corp.:
9.25% 8/15/07	B1	435,000	449,138
9.625% 12/1/06	B1	135,000	142,425
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	110,000	103,422
8% 10/17/16	Baa3	80,000	80,694
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	330,000	330,000
NTL, Inc. 0% 4/1/08 (e)	B3	535,000	246,100
Paramount Communications, Inc. 7.5% 1/15/02	A3	110,000	111,670
Pegasus Communications Corp. 9.625% 10/15/05	B3	395,000	351,550
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	765,000	443,700
12.375% 8/1/06	B3	165,000	150,975
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	660,000	658,350
Radio One, Inc. 8.875% 7/1/11 (f)	B3	755,000	755,000
TCI Communications, Inc. 9.8% 2/1/12	A3	190,000	226,127
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	1,475,000	1,135,750
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	135,000	144,690
			13,417,219
Multiline Retail - 0.2%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	100,000	100,524
8.5% 6/15/03	Baa1	50,000	52,695
JCPenney Co., Inc.:
6% 5/1/06	Ba2	75,000	62,250
6.125% 11/15/03	Ba2	25,000	23,750
6.9% 8/15/26	Ba2	192,000	184,320
7.375% 6/15/04	Ba2	75,000	71,625
7.375% 8/15/08	Ba2	25,000	22,250
7.4% 4/1/37	Ba2	75,000	69,000
7.6% 4/1/07	Ba2	25,000	23,125
7.95% 4/1/17	Ba2	40,000	32,400
Kmart Corp. 9.375% 2/1/06	Baa3	140,000	136,500
			778,439

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Textiles & Apparel - 0.0%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	$ 95,000	$ 98,019
TOTAL CONSUMER DISCRETIONARY			23,375,534
CONSUMER STAPLES - 0.5%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	130,000	128,300
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa2	235,000	178,600
6.5% 10/1/03 (f)(h)	Caa2	60,000	57,000
6.875% 8/15/13	Caa2	165,000	122,100
7.625% 4/15/05	Caa2	330,000	287,100
11.25% 7/1/08 (f)	Caa2	460,000	463,450
			1,236,550
Food Products - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	115,000	117,138
Del Monte Corp. 9.25% 5/15/11 (f)	B3	290,000	292,900
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	50,000	48,438
			458,476
Personal Products - 0.1%
Playtex Products, Inc. 9.375% 6/1/11 (f)	B2	185,000	187,775
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	71,846
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	101,446
			173,292
TOTAL CONSUMER STAPLES			2,056,093
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B1	60,000	57,600
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	410,000	383,350
8.5% 3/15/12	B2	425,000	416,500
Nuevo Energy Co. 9.375% 10/1/10	B1	315,000	311,850
Oryx Energy Co.:
8% 10/15/03	Baa1	95,000	99,725
8.375% 7/15/04	Baa1	195,000	207,189
Petro-Canada yankee 7% 11/15/28	A3	50,000	47,898
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	$ 60,000	$ 68,509
Plains Resources, Inc. 10.25% 3/15/06	B2	45,000	46,350
			1,581,371
TOTAL ENERGY			1,638,971
FINANCIALS - 1.9%
Banks - 0.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	20,000	21,246
Bank One Corp. 7.875% 8/1/10	A1	200,000	214,378
BankBoston Corp. 6.625% 2/1/04	A3	60,000	61,286
Capital One Bank 6.65% 3/15/04	Baa3	260,000	258,604
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	100,000	111,639
Den Danske Bank AS 6.375% 6/15/08 (f)(h)	Aa3	170,000	175,610
Home Savings of America FSB 6.5% 8/15/04	A3	90,000	90,667
Korea Development Bank 6.625% 11/21/03	Baa2	95,000	96,611
Long Island Savings Bank FSB 7% 6/13/02	Baa3	140,000	141,949
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	100,000	104,800
9.118% 3/31/49	A1	60,000	66,318
Union Planters Corp. 7.75% 3/1/11	Baa2	100,000	103,280
			1,446,388
Diversified Financials - 1.2%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	125,000	126,909
Amvescap PLC yankee 6.375% 5/15/03	A2	200,000	202,060
Associates Corp. of North America 5.8% 4/20/04	Aa3	180,000	181,618
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	70,000	71,329
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	110,000	111,375
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	90,024
Cellco Finance NV yankee:
12.75% 8/1/05	B3	200,000	160,000
15% 8/1/05	Caa1	300,000	252,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Citigroup, Inc. 7.25% 10/1/10	Aa3	$ 200,000	$ 207,610
ComEd Financing II 8.5% 1/15/27	Baa3	450,000	439,065
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	150,000	153,429
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	100,000	44,500
7% 12/15/06	Caa3	50,000	19,500
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	195,000	87,750
Details Capital Corp. 0% 11/15/07 (e)	B3	85,000	81,600
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	140,000	141,400
Ford Motor Credit Co.:
7.375% 2/1/11	A2	50,000	50,732
7.5% 3/15/05	A2	140,000	145,466
7.875% 6/15/10	A2	180,000	188,759
General Motors Acceptance Corp. 6.75% 1/15/06	A2	40,000	40,792
Household Finance Corp. 6.5% 1/24/06	A2	75,000	76,247
IOS Capital, Inc. 9.75% 6/15/04	Baa2	280,000	278,600
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	250,000	255,000
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	80,000	81,730
NiSource Finance Corp. 7.875% 11/15/10	Baa2	125,000	131,574
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	860,000	731,000
PTC International Finance II SA yankee 11.25% 12/1/09	B2	85,000	88,400
SESI LLC 8.875% 5/15/11 (f)	B1	425,000	420,750
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	40,000	36,718
6.875% 11/15/28	Baa1	65,000	54,625
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	60,000	60,350
6.75% 5/15/09	Baa1	120,000	113,699
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	100,000	108,208
			5,232,819
Real Estate - 0.4%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	100,000	99,161
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust: - continued
7.125% 3/15/04	Baa2	$ 110,000	$ 110,054
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	100,000	101,314
EOP Operating LP:
6.375% 2/15/03	Baa1	100,000	101,599
6.75% 2/15/08	Baa1	100,000	98,431
7.75% 11/15/07	Baa1	100,000	105,622
ERP Operating LP:
6.55% 11/15/01	A3	55,000	55,382
7.1% 6/23/04	A3	100,000	103,214
LNR Property Corp. 10.5% 1/15/09	B1	375,000	375,000
Meditrust Corp. 7.82% 9/10/26	Ba3	360,000	345,600
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	345,000	359,663
			1,855,040
TOTAL FINANCIALS			8,534,247
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	110,000	103,950
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	130,000	133,250
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	460,000	220,800
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	320,000	329,600
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	385,000	393,663
Unilab Corp. 12.75% 10/1/09	B3	150,000	174,000
			1,251,313
TOTAL HEALTH CARE			1,355,263
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	595,000	600,950
Airlines - 0.0%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	30,000	30,406
7.73% 9/15/12	Baa1	10,795	10,733

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	$ 30,000	$ 31,557
			72,696
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	290,000	288,550
7.625% 1/1/06	Ba3	285,000	280,725
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	205,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	198,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	55,000	54,863
Iron Mountain, Inc. 8.625% 4/1/13	B2	215,000	215,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	84,575
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
			1,446,538
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	430,000	455,800
Numatics, Inc. 9.625% 4/1/08	Caa2	30,000	18,900
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	120,000	118,997
			593,697
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	505,000	512,575
Road & Rail - 0.3%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	150,000	139,343
CSX Corp.:
6.25% 10/15/08	Baa2	60,000	58,097
6.46% 6/22/05	Baa2	100,000	101,200
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	220,000	225,020
TFM SA de CV yankee 0% 6/15/09 (e)	B1	970,000	824,500
			1,348,160
TOTAL INDUSTRIALS			4,574,616
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	1,220,000	488,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 100,000	$ 101,638
IT Consulting & Services - 0.0%
Comdisco, Inc.:
6.375% 11/30/01	Caa1	75,000	57,000
7.25% 9/1/02	Caa1	95,000	72,200
			129,200
Semiconductor Equipment & Products - 0.2%
Micron Technology, Inc. 6.5% 9/30/05 (j)	B3	1,000,000	860,000
TOTAL INFORMATION TECHNOLOGY			1,578,838
MATERIALS - 0.9%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	600,000	597,000
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	745,000	461,900
IMC Global, Inc. 7.4% 11/1/02	Ba2	85,000	80,538
			1,139,438
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	70,000	70,350
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	50,000	24,000
7.125% 9/1/02	Caa3	285,000	163,875
7.375% 12/15/26	Caa3	100,000	37,000
8% 4/15/23	Caa3	30,000	11,100
8.375% 1/15/05	Caa3	125,000	50,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	360,000	226,800
9.75% 6/15/07	Caa1	660,000	415,800
Packaging Corp. of America 9.625% 4/1/09	B1	375,000	397,500
			1,396,425
Metals & Mining - 0.3%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	30,000	31,500
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	310,000	325,500
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	805,000	794,133
			1,151,133

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 80,000	$ 77,600
Riverwood International Corp. 10.625% 8/1/07 (f)	B3	275,000	281,875
			359,475
TOTAL MATERIALS			4,046,471
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 6.5% 3/15/29	A2	115,000	97,913
British Telecommunications PLC 7.875% 12/15/05	Baa1	100,000	105,313
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	100,000	107,282
Citizens Communications Co.:
8.5% 5/15/06	Baa2	70,000	71,393
9.25% 5/15/11	Baa2	115,000	119,123
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	80,000	81,164
France Telecom SA:
7.2% 3/1/06 (f)	A3	50,000	51,501
8.5% 3/1/31 (f)	A3	60,000	62,747
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	455,000	401,538
0% 3/1/09 (e)	B3	250,000	182,500
8.6% 6/1/08	B2	10,000	9,750
8.875% 11/1/07	B2	25,000	24,375
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	100,000	99,111
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	982,000	274,960
Nextel International, Inc. 12.75% 8/1/10	Caa1	170,000	52,700
NTL Communications Corp. 0% 10/1/08 (e)	B3	605,000	260,150
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	140,000	137,740
Telefonica Europe BV 8.25% 9/15/30	A2	90,000	94,426
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	80,000	82,400
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	5,000	4,881
TELUS Corp. yankee 8% 6/1/11	Baa2	105,000	106,775
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 685,000	$ 417,850
Triton PCS, Inc. 0% 5/1/08 (e)	B3	1,585,000	1,252,150
			4,097,742
Wireless Telecommunication Services - 1.9%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	15,000	15,038
Dobson Communications Corp. 10.875% 7/1/10	B3	230,000	230,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,440,000	1,432,800
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	545,000	207,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	810,000	704,700
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	2,760,000	1,821,600
0% 2/15/08 (e)	B1	160,000	104,000
Orange PLC yankee 9% 6/1/09	A3	365,000	379,600
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	890,000	551,800
10.625% 7/15/10	B3	135,000	125,550
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	1,635,000	1,340,700
10.375% 11/15/09	Baa1	1,080,000	1,231,200
			8,144,088
TOTAL TELECOMMUNICATION SERVICES			12,241,830
UTILITIES - 0.7%
Electric Utilities - 0.6%
AES Corp.:
9.375% 9/15/10	Ba1	600,000	600,000
9.5% 6/1/09	Ba1	185,000	188,238
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	130,000	119,076
CMS Energy Corp.:
7.5% 1/15/09	Ba3	160,000	149,600
8.375% 7/1/03	Ba3	305,000	301,950
9.875% 10/15/07	Ba3	295,000	306,800
Hydro-Quebec yankee 8.4% 3/28/25	A2	90,000	105,180
Illinois Power Co. 7.5% 6/15/09	Baa1	60,000	60,893
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	170,000	151,618
7.875% 12/15/26 (f)	A3	80,000	72,446

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	$ 105,000	$ 82,950
7.05% 3/1/24	B3	55,000	44,000
7.875% 3/1/02	B3	125,000	113,750
PSI Energy, Inc. 6.65% 6/15/06 (f)	A3	65,000	64,350
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	9,645
			2,370,496
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	25,000	24,680
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	52,219
Sempra Energy 7.95% 3/1/10	A2	40,000	39,628
			116,527
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	540,000	540,000
TOTAL UTILITIES			3,027,023
TOTAL NONCONVERTIBLE BONDS			62,428,886
TOTAL CORPORATE BONDS (Cost $68,503,353)			65,753,768
U.S. Government and Government Agency Obligations - 2.0%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
5.25% 6/15/06	Aaa	85,000	83,778
5.5% 5/2/06	AA-	125,000	123,750
6% 5/15/08	Aaa	350,000	352,296
6.25% 2/1/11	Aa2	65,000	64,177
7.25% 1/15/10	Aaa	200,000	214,906
7.25% 5/15/30	Aaa	105,000	113,742
Federal Home Loan Bank:
5% 2/28/03	Aaa	870,000	877,343
6.375% 11/15/02	Aaa	180,000	184,950
Freddie Mac:
5.75% 3/15/09	Aaa	510,000	501,631
5.875% 3/21/11	Aa2	205,000	196,704
6% 6/15/11	Aaa	150,000	147,840
6.875% 1/15/05	Aaa	85,000	89,356
6.875% 9/15/10	Aaa	300,000	314,859
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,265,332
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bills, yield at date of purchase 3.59% to 3.99% 7/12/01 (g)	-	$ 1,200,000	$ 1,198,907
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	595,000	612,475
6.25% 5/15/30	Aaa	120,000	127,105
6.875% 8/15/25	Aaa	25,000	28,027
8.125% 8/15/19	Aaa	1,080,000	1,344,762
8.875% 8/15/17	Aaa	50,000	65,633
8.875% 2/15/19	Aaa	259,000	343,175
11.25% 2/15/15	Aaa	240,000	363,149
U.S. Treasury Notes:
5.75% 8/15/03	Aaa	310,000	318,813
6.5% 2/15/10	Aaa	125,000	134,258
7% 7/15/06	Aaa	420,000	455,570
7.25% 8/15/04	Aaa	20,000	21,469
7.875% 11/15/04	Aaa	288,000	315,406
TOTAL U.S. TREASURY OBLIGATIONS			5,328,749
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,379,210)			8,594,081
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.0%
6% 4/1/13 to 1/1/29	Aaa	979,655	966,488
6.5% 2/1/26 to 6/1/31	Aaa	3,164,531	3,118,671
7% 8/1/25 to 12/1/29	Aaa	2,167,655	2,180,444
7.5% 5/1/24 to 12/1/30	Aaa	1,533,744	1,565,687
7.5% 7/1/31 (k)	Aaa	1,130,000	1,152,600
TOTAL FANNIE MAE			8,983,890
Freddie Mac - 0.1%
7.5% 8/1/28	Aaa	109,128	111,685
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	522,070	517,173
7% 7/15/28	Aaa	697,591	703,911
7.5% 1/15/26 to 8/15/28	Aaa	645,266	661,937
8% 8/15/30	Aaa	334,237	346,246
8.5% 11/15/30	Aaa	64,680	67,590
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,296,857
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,304,865)			11,392,432
Asset-Backed Securities - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass thru trust 10.875% 3/15/19	Ba2	$ 158,032	$ 90,078
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	150,000	151,898
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	100,000	99,969
CIT Marine Trust 5.8% 4/15/10	Aaa	117,414	119,121
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	5,699	5,687
CPS Auto Receivables Trust 6% 8/15/03	Aaa	33,894	33,916
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	181,041
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	130,630
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	35,000	34,978
6.4% 12/15/02	Aaa	50,000	50,758
7.03% 11/15/03	Aaa	24,000	24,540
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (f)(h)	Baa2	21,631	21,570
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,252
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	41,470	41,333
TOTAL ASSET-BACKED SECURITIES (Cost $1,103,042)			1,037,771
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (f)(h)	Ba3	124,575	59,121
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 100,000	$ 94,937
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	100,000	96,242
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	148,751	155,165
TOTAL U.S. GOVERNMENT AGENCY			346,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,679)			405,465
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	196,650	204,183
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (h)	Aaa	1,472,200	98,223
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	100,000	102,871
Class B, 7.48% 2/1/08	A	80,000	82,125
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (f)(h)	Baa1	220,000	220,274
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	200,000	199,718
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	131,688
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (h)	-	320,000	252,221
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (f)(h)	-	250,000	48,750
Series 1997-B Class E, 7.8912% 9/15/19 (f)(h)	-	100,000	4,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	69,792	65,441

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (f)	Ba1	$ 250,000	$ 236,797
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(h)	Baa3	180,000	168,863
LTC Commercial Mortgage pass thru certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500,000	398,906
Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	100,397	99,612
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(h)	-	125,000	118,327
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,906
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	136,019
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	95,156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,139,537)			2,745,080
Foreign Government and Government Agency Obligations (i) - 0.0%

United Mexican States:
8.375% 1/14/11	Baa3	70,000	70,700
9.875% 2/1/10	Baa3	80,000	87,520
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,914)			158,220
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $149,057)	Aaa	150,000	153,950
Floating Rate Loans - 1.8%

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (h)	-	98,292	93,377
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (h)	Ba2	$ 530,000	$ 535,300
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (h)	-	75,000	75,281
			610,581
Household Durables - 0.1%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (h)	Ba3	91,543	92,230
Tranche C term loan 6.1875% 12/15/05 (h)	Ba3	65,864	66,358
Tranche D term loan 6.4375% 12/15/06 (h)	Ba3	86,236	86,882
			245,470
Media - 0.1%
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (h)	-	228,102	222,399
TOTAL CONSUMER DISCRETIONARY			1,171,827
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (h)	A2	198,251	200,729
FINANCIALS - 0.5%
Diversified Financials - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (h)	-	151,624	141,011
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (h)	-	200,000	200,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (h)	Ba3	100,000	99,000
Tranche B term loan 8.01% 12/31/07 (h)	-	300,000	300,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (h)	Ba3	730,000	720,875
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (h)	Ba2	300,000	277,500
Tranche C term loan 7.75% 12/31/08 (h)	Ba2	300,000	277,500
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (h)	B2	230,000	228,275
			2,244,161

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (h)	-	$ 140,625	$ 140,977
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (h)	B1	194,278	196,464
			337,441
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (h)	Ba3	137,897	136,863
Tranche C term loan 6.9399% 7/21/07 (h)	Ba3	165,476	164,235
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (h)	Ba3	350,000	350,875
			651,973
Machinery - 0.1%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (h)	-	249,375	249,687
TOTAL INDUSTRIALS			901,660
MATERIALS - 0.3%
Chemicals - 0.2%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (h)	-	115,940	116,955
Tranche C term loan 7.219% 6/30/08 (h)	-	211,657	213,509
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (h)	-	392,687	401,523
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (h)	-	200,000	202,000
			933,987
Containers & Packaging - 0.1%
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (h)	-	168,058	168,058
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (h)	-	99,306	98,313
			266,371
TOTAL MATERIALS			1,200,358
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (h)	-	$ 500,000	$ 502,500
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (h)	-	500,000	496,250
			998,750
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (h)	-	500,000	450,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (h)	-	130,000	123,175
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (h)	Ba2	400,000	396,000
			969,175
TOTAL TELECOMMUNICATION SERVICES			1,967,925
TOTAL FLOATING RATE LOANS (Cost $8,151,542)			8,024,101
Commercial Paper - 0.1%

British Telecommunications PLC 4.8538% 10/9/01 (h) (Cost $249,864)	250,000	249,170
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	12,307,214	12,307,214
Fidelity Money Market Central Fund, 4.21% (c)	6,797,743	6,797,743
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	411,900	411,900
TOTAL MONEY MARKET FUNDS (Cost $19,516,857)		19,516,857
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $453,197,394)		442,340,830
NET OTHER ASSETS - 0.3%		1,502,236
NET ASSETS - 100%		$ 443,843,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
59 S&P 500 Stock Index Contracts	Sept. 2001	$ 18,167,575	$ (893,220)
The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,471,990 or 2.6% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,998.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(k) Security purchased on a delayed or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	5.6%	AAA, AA, A	5.0%
Baa	2.8%	BBB	2.2%
Ba	2.9%	BB	3.1%
B	7.7%	B	7.6%
Caa	1.6%	CCC	1.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $82,303,653 and $98,871,212, respectively of which long-term U.S. Government and government agency obligations aggregated $13,896,750 and $19,170,340, respectively.

The market value of futures contracts opened and closed during the period amounted to $41,016,688 and $39,597,351, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $860,000 or 0.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these instruments amounted to $8,024,101 or 1.8% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $452,830,695. Net unrealized depreciation aggregated $10,489,865, of which $51,469,211 related to appreciated investment securities and $61,959,076 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $395,844) (cost $453,197,394) - See accompanying schedule		$ 442,340,830
Cash		330,529
Receivable for investments sold		2,194,390
Receivable for fund shares sold		276,530
Dividends receivable		208,534
Interest receivable		1,387,691
Receivable for daily variation on futures contracts		69,325
Other receivables		219
Total assets		446,808,048
Liabilities
Payable for investments purchased Regular delivery	$ 1,053,955
Delayed delivery	1,160,722
Payable for fund shares redeemed	53,249
Accrued management fee	216,496
Distribution fees payable	1,973
Other payables and accrued expenses	66,687
Collateral on securities loaned, at value	411,900
Total liabilities		2,964,982
Net Assets		$ 443,843,066
Net Assets consist of:
Paid in capital		$ 460,545,821
Undistributed net investment income		7,817,905
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,770,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,749,769)
Net Assets		$ 443,843,066
Initial Class: Net Asset Value, offering price and redemption price per share ($427,590,466 ÷ 33,438,967 shares)		$12.79
Service Class: Net Asset Value, offering price and redemption price per share ($10,997,633 ÷ 865,147 shares)		$12.71
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,254,967 ÷ 414,647 shares)		$12.67

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 1,957,179
Interest		5,732,568
Security lending		9,500
Total income		7,699,247
Expenses
Management fee	$ 1,334,813
Transfer agent fees	152,804
Distribution fees	10,901
Accounting and security lending fees	87,698
Non-interested trustees' compensation	818
Custodian fees and expenses	12,669
Audit	13,654
Legal	1,136
Reports to shareholders	37,486
Miscellaneous	214
Total expenses before reductions	1,652,193
Expense reductions	(2,471)	1,649,722
Net investment income		6,049,525
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,815,323)
Foreign currency transactions	17
Futures contracts	(1,884,444)	(13,699,750)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(20,591,335)
Assets and liabilities in foreign currencies	(28)
Futures contracts	(57,317)	(20,648,680)
Net gain (loss)		(34,348,430)
Net increase (decrease) in net assets resulting from operations		$ (28,298,905)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 6,049,525	$ 14,340,647
Net realized gain (loss)	(13,699,750)	16,729,357
Change in net unrealized appreciation (depreciation)	(20,648,680)	(102,678,511)
Net increase (decrease) in net assets resulting from operations	(28,298,905)	(71,608,507)
Distributions to shareholders From net investment income	(13,343,864)	(11,727,781)
From net realized gain	(16,105,049)	(47,570,525)
Total distributions	(29,448,913)	(59,298,306)
Share transactions - net increase (decrease)	3,885,938	37,231,520
Total increase (decrease) in net assets	(53,861,880)	(93,675,293)
Net Assets
Beginning of period	497,704,946	591,380,239
End of period (including undistributed net investment income of $7,817,905 and $15,347,357, respectively)	$ 443,843,066	$ 497,704,946

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	1,407,564	$ 18,498,741	3,923,103	$ 63,060,473
Reinvested	2,071,741	28,507,156	3,619,549	58,129,957
Redeemed	(3,502,317)	(45,740,931)	(5,674,304)	(91,790,709)
Net increase (decrease)	(23,012)	$ 1,264,966	1,868,348	$ 29,399,721
Service Class Sold	49,805	$ 662,883	313,089	$ 5,014,523
Reinvested	53,533	732,326	72,504	1,157,887
Redeemed	(107,714)	(1,378,918)	(108,353)	(1,714,212)
Net increase (decrease)	(4,376)	$ 16,291	277,240	$ 4,458,198
Service Class 2 A Sold	195,646	$ 2,557,350	230,119	$ 3,591,200
Reinvested	15,343	209,431	655	10,461
Redeemed	(12,526)	(162,100)	(14,590)	(228,060)
Net increase (decrease)	198,463	$ 2,604,681	216,184	$ 3,373,601
Distributions From net investment income Initial Class		$ 12,927,664		$ 11,501,649
Service Class		322,572		224,107
Service Class 2 A		93,628		2,025
Total		$ 13,343,864		$ 11,727,781
From net realized gain Initial Class		$ 15,579,492		$ 46,628,308
Service Class		409,754		933,781
Service Class 2 A		115,803		8,436
Total		$ 16,105,049		$ 47,570,525
		$ 29,448,913		$ 59,298,306

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.17 D	.42D	.40D	.41D	.36D	.21
Net realized and unrealized gain (loss)	(.93)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(.76)	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.39)	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	(.02)	(.75)
Total distributions	(.86)	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 12.79	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(5.69)%	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 427,590	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.72% A	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after all expense reductions	.72% A	.68% F	.70% F	.72% F	.76% F	.85% F
Ratio of net investment income to average net assets	2.65% A	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	38% A	147%	92%	98%	90%	120%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income D	.16	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(.93)	(2.50)	2.03	2.14	.34
Total from investment operations	(.77)	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.37)	(.36)	(.41)	(.34)	-
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 12.71	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C	(5.79)%	(12.54)%	15.13%	17.18%	2.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,998	$ 12,449	$ 10,825	$ 3,165	$ 10
Ratio of expenses to average net assets	.82% A	.80%	.82%	.89%	.87% A
Ratio of expenses to average net assets after all expense reductions	.82% A	.79% F	.81% F	.88% F	.87% A
Ratio of net investment income to average net assets	2.54% A	2.50%	2.27%	2.65%	2.70% A
Portfolio turnover rate	38% A	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income D	.15	.34
Net realized and unrealized gain (loss)	(.93)	(1.96)
Total from investment operations	(.78)	(1.62)
Less Distributions
From net investment income	(.38)	(.36)
From net realized gain	(.47)	(1.50)
Total distributions	(.85)	(1.86)
Net asset value, end of period	$ 12.67	$ 14.30
Total Return B, C	(5.88)%	(10.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,255	$ 3,091
Ratio of expenses to average net assets	.98% A	.97% A
Ratio of expenses to average net assets after all expense reductions	.98% A	.95% A, F
Ratio of net investment income to average net assets	2.38% A	2.33% A
Portfolio turnover rate	38% A	147%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Balanced - Initial Class	-5.34%	9.23%	9.30%
Fidelity Balanced 60/40 Composite	-4.78%	12.02%	14.54%
S&P 500 ®	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
Variable Annuity Balanced Funds Average	-0.54%	10.31%	n/a

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $17,811 - a 78.11% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,783 - a 197.83% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,811 - a 68.11% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,140 - a 141.40% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Microsoft Corp.	2.1
Philip Morris Companies, Inc.	1.5
Pfizer, Inc.	1.4
Citigroup, Inc.	1.4
9.0
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	14.2
Information Technology	11.0
Consumer Discretionary	10.1
Health Care	7.3
Industrials	7.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	58.9%
Bonds	37.8%
Short-Term Investments and Net Other Assets	3.1%
Other Investments	0.2%

* Foreign investments 4.3%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with John Avery (right), Lead Portfolio Manager of Balanced Portfolio, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the six months that ended June 30, 2001, the fund outperformed both the Fidelity Balanced 60/40 Composite Index and the variable annuity balanced funds average tracked by Lipper Inc., which returned -2.43% and -1.72%, respectively. For the 12 months that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -4.78% and -0.54%, respectively.

Q. Why did the fund beat its benchmark and peer group average during the past six months?

J.A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around on both fronts. A good portion of our advantage relative to the index in particular came from equities due to our underweighting in technology, by far the market's worst performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in some of tech's fallen stars - namely Nortel, Cisco, Corning and Oracle - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. I emphasized a handful of stocks, including NVIDIA, KLA Tencor, LAM Research and Novellus, which bucked the downturn and performed extremely well. On top of our cyclical positioning, I had a sizable stable-growth component in the portfolio that also fared well. Names such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop. Some of the stocks I've mentioned thus far were no longer held at the end of the period.

Q. What other stocks had a big influence on performance during the period?

J.A. Philip Morris was another great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Alcoa benefited from the emerging power shortages plaguing the western U.S., electing to idle its aluminum production in certain regions and sell its high-priced power back to the grid operators. On the down side, our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. I still own many of the brokers, such as Charles Schwab, because I feel they're a good place to be over the long term. I also got caught holding too much American Express, as the stock slumped when business began to slow. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 36% during the period.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It was a significant contributor to performance during the past six months. Aggressive Fed easing and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Curve positioning was critical, as we were overweighted in the intermediate part of the curve where most of the returns were concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key, and I managed to capitalize on the volatility that marked the corporate market during the period. Finally, diversification proved invaluable, as I was able to avoid several major credit problems pervading the period, most notably the meltdown in the technology space and the California utility debacle.

Q. John, what's your outlook?

J.A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2001, more than $296 million

Manager: John Avery, since 1998, and Kevin Grant since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
TRW, Inc.	10,200	$ 418,200
Automobiles - 0.2%
Ford Motor Co.	18,800	461,540
Hotels Restaurants & Leisure - 0.0%
Six Flags, Inc. (a)	3,400	71,536
Household Durables - 0.7%
Black & Decker Corp.	11,800	465,628
Maytag Corp.	14,900	435,974
Mohawk Industries, Inc. (a)	17,900	630,080
Whirlpool Corp.	7,600	475,000
		2,006,682
Media - 3.6%
AOL Time Warner, Inc. (a)	48,812	2,587,036
AT&T Corp. - Liberty Media Group Class A (a)	45,700	799,293
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	200	2
Clear Channel Communications, Inc. (a)	5,900	369,930
General Motors Corp. Class H	19,200	388,800
McGraw-Hill Companies, Inc.	29,100	1,924,965
NTL, Inc. warrants 10/14/08 (a)	199	1,194
Omnicom Group, Inc.	16,600	1,427,600
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	38
Viacom, Inc. Class B (non-vtg.) (a)	41,711	2,158,524
Walt Disney Co.	31,400	907,146
		10,564,528
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	16,700	700,231
Dillards, Inc. Class A	31,200	476,424
Federated Department Stores, Inc. (a)	13,400	569,500
JCPenney Co., Inc.	17,100	450,756
Kmart Corp. (a)	53,200	610,204
Sears, Roebuck & Co.	1,900	80,389
Wal-Mart Stores, Inc.	33,100	1,615,280
		4,502,784
Specialty Retail - 1.2%
AutoNation, Inc.	3,700	42,920
Gap, Inc.	25,900	751,100
Home Depot, Inc.	29,750	1,384,863
Lowe's Companies, Inc.	8,900	645,695
Mothers Work, Inc. (a)(k)	3	22
Staples, Inc. (a)	54,600	820,092
		3,644,692
TOTAL CONSUMER DISCRETIONARY		21,669,962
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	12,500	515,000

	Shares	Value (Note 1)
PepsiCo, Inc.	19,000	$ 839,800
The Coca-Cola Co.	27,600	1,242,000
		2,596,800
Food & Drug Retailing - 0.3%
Rite Aid Corp. (a)	75,800	682,200
Rite Aid Corp. (a)(k)	29,000	234,900
Rite Aid Corp. warrants 6/27/06 (a)(k)	4,243	21,215
		938,315
Food Products - 0.1%
Quaker Oats Co.	3,700	337,625
Household Products - 0.9%
Colgate-Palmolive Co.	12,600	743,274
Kimberly-Clark Corp.	12,100	676,390
Procter & Gamble Co.	18,200	1,161,160
		2,580,824
Personal Products - 0.6%
Gillette Co.	64,900	1,881,451
Tobacco - 1.5%
Philip Morris Companies, Inc.	84,500	4,288,375
TOTAL CONSUMER STAPLES		12,623,390
ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	23,900	800,650
Diamond Offshore Drilling, Inc.	10,200	337,110
Halliburton Co.	15,200	541,120
Schlumberger Ltd. (NY Shares)	9,300	489,645
Transocean Sedco Forex, Inc.	10,400	429,000
		2,597,525
Oil & Gas - 2.2%
Chevron Corp.	10,600	959,300
Conoco, Inc. Class B	32,300	933,470
Exxon Mobil Corp.	44,366	3,875,370
Royal Dutch Petroleum Co. (NY Shares)	16,200	943,974
		6,712,114
TOTAL ENERGY		9,309,639
FINANCIALS - 9.6%
Banks - 2.0%
Bank of America Corp.	33,900	2,035,017
Bank of New York Co., Inc.	40,900	1,963,200
FleetBoston Financial Corp.	19,100	753,495
Pacific Century Financial Corp.	31,500	812,385
U.S. Bancorp	20,000	455,800
		6,019,897
Diversified Financials - 5.6%
American Express Co.	30,500	1,183,400
Bear Stearns Companies, Inc.	7,700	454,069
Charles Schwab Corp.	79,250	1,212,525
Citigroup, Inc.	78,900	4,169,076
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	22,600	$ 1,924,390
Freddie Mac	28,200	1,974,000
Household International, Inc.	9,100	606,970
J.P. Morgan Chase & Co.	44,300	1,975,780
Merrill Lynch & Co., Inc.	26,600	1,576,050
Morgan Stanley Dean Witter & Co.	23,700	1,522,251
		16,598,511
Insurance - 2.0%
AFLAC, Inc.	19,300	607,757
Allstate Corp.	17,600	774,224
American International Group, Inc.	48,150	4,140,900
Conseco, Inc.	22,800	311,220
		5,834,101
TOTAL FINANCIALS		28,452,509
HEALTH CARE - 7.1%
Biotechnology - 0.5%
Amgen, Inc. (a)	18,600	1,154,130
Immunex Corp. (a)	22,500	383,625
		1,537,755
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc.	17,400	630,576
Becton, Dickinson & Co.	18,100	647,799
Guidant Corp. (a)	24,200	871,200
Medtronic, Inc.	20,200	929,402
St. Jude Medical, Inc. (a)	14,200	852,000
		3,930,977
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	6,800	469,200
McKesson HBOC, Inc.	13,300	493,696
		962,896
Pharmaceuticals - 4.9%
Allergan, Inc.	5,700	487,350
American Home Products Corp.	33,700	1,969,428
Bristol-Myers Squibb Co.	40,400	2,112,920
Eli Lilly & Co.	18,400	1,361,600
Johnson & Johnson	18,000	900,000
Merck & Co., Inc.	21,900	1,399,629
Pfizer, Inc.	105,300	4,217,265
Pharmacia Corp.	9,400	431,930
Schering-Plough Corp.	44,100	1,598,184
		14,478,306
TOTAL HEALTH CARE		20,909,934
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
General Dynamics Corp.	17,300	1,346,113

	Shares	Value (Note 1)
Building Products - 0.3%
Masco Corp.	32,200	$ 803,712
Commercial Services & Supplies - 0.2%
ANC Rental Corp. (a)	462	1,848
Ecolab, Inc.	14,800	606,356
		608,204
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	8,100	238,545
Industrial Conglomerates - 3.6%
General Electric Co.	159,400	7,770,750
Minnesota Mining & Manufacturing Co.	8,200	935,620
Tyco International Ltd.	38,570	2,102,065
		10,808,435
Machinery - 1.2%
Albany International Corp. Class A (a)	20,700	391,230
Caterpillar, Inc.	16,100	805,805
Danaher Corp.	13,100	733,600
Eaton Corp.	10,000	701,000
Illinois Tool Works, Inc.	7,900	500,070
Ingersoll-Rand Co.	12,800	527,360
		3,659,065
Road & Rail - 0.4%
Norfolk Southern Corp.	16,000	331,200
Union Pacific Corp.	16,200	889,542
		1,220,742
TOTAL INDUSTRIALS		18,684,816
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.8%
CIENA Corp. (a)	5,300	201,771
Cisco Systems, Inc. (a)	50,600	980,122
Comverse Technology, Inc. (a)	7,500	432,075
Harris Corp.	8,500	231,285
Motorola, Inc.	34,300	568,008
		2,413,261
Computers & Peripherals - 1.6%
Dell Computer Corp. (a)	38,000	1,029,800
EMC Corp. (a)	13,300	386,365
Hewlett-Packard Co.	8,600	245,960
International Business Machines Corp.	18,900	2,135,700
Sun Microsystems, Inc. (a)	51,000	826,200
		4,624,025
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	11,700	380,250
Amphenol Corp. Class A (a)	9,600	384,480
Arrow Electronics, Inc. (a)	11,200	272,048
Avnet, Inc.	25,882	580,274
AVX Corp.	18,200	382,200
Insilco Corp. warrants 8/15/07 (a)	60	0
KEMET Corp. (a)	18,500	366,485
Millipore Corp.	9,300	576,414
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc.	11,200	$ 308,336
Tektronix, Inc. (a)	7,300	198,195
Thermo Electron Corp. (a)	15,000	330,300
		3,778,982
Semiconductor Equipment & Products - 4.2%
Applied Materials, Inc. (a)	8,800	452,584
ASML Holding NV (NY Shares) (a)	15,000	338,250
Atmel Corp. (a)	24,200	313,390
Axcelis Technologies, Inc.	11,700	175,149
Cabot Microelectronics Corp. (a)	6,000	375,060
Cypress Semiconductor Corp. (a)	23,300	555,705
Fairchild Semiconductor International, Inc. Class A (a)	51,100	1,175,300
Helix Technology, Inc.	16,900	515,112
Hynix Semiconductor, Inc. (a)	79,300	170,429
Integrated Circuit Systems, Inc. (a)	28,900	551,990
Integrated Device Technology, Inc. (a)	15,100	454,208
Intel Corp.	40,000	1,219,600
Intersil Corp. Class A (a)	11,900	406,980
KLA-Tencor Corp. (a)	11,500	675,050
LAM Research Corp. (a)	23,700	712,185
LTX Corp. (a)	17,300	444,956
Mattson Technology, Inc. (a)	5,000	84,900
Micron Technology, Inc. (a)	37,200	1,528,920
National Semiconductor Corp. (a)	18,800	547,456
Teradyne, Inc. (a)	51,200	1,694,720
Varian Semiconductor Equipment Associates, Inc. (a)	5,400	219,240
		12,611,184
Software - 2.8%
Computer Associates International, Inc.	21,500	774,000
Microsoft Corp. (a)	87,600	6,308,076
NVIDIA Corp. (a)	13,900	1,279,773
		8,361,849
TOTAL INFORMATION TECHNOLOGY		31,789,301
MATERIALS - 2.3%
Chemicals - 1.0%
Dow Chemical Co.	27,900	927,675
E.I. du Pont de Nemours and Co.	15,104	728,617
Praxair, Inc.	28,200	1,325,400
		2,981,692
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,600	277,144

	Shares	Value (Note 1)
Metals & Mining - 0.9%
Alcan, Inc.	17,800	$ 750,092
Alcoa, Inc.	44,700	1,761,180
		2,511,272
Paper & Forest Products - 0.3%
Georgia-Pacific Group	8,300	280,955
International Paper Co.	19,400	692,580
		973,535
TOTAL MATERIALS		6,743,643
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	37,504	825,088
BellSouth Corp.	31,900	1,284,613
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	70	1
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	145
warrants 1/15/07 (CV ratio .6) (a)	50	25
McCaw International Ltd. warrants 4/16/07 (a)(f)	290	290
Ono Finance PLC rights 5/31/09 (a)(f)	210	630
Qwest Communications International, Inc.	14,200	452,554
SBC Communications, Inc.	35,070	1,404,904
Verizon Communications	34,200	1,829,700
		5,797,950
UTILITIES - 0.5%
Electric Utilities - 0.3%
AES Corp. (a)	22,600	972,930
Multi-Utilities - 0.2%
Enron Corp.	10,400	509,600
TOTAL UTILITIES		1,482,530
TOTAL COMMON STOCKS (Cost $133,018,661)		157,463,674
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	6,717	134
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	6,466	$ 688,629
PRIMEDIA, Inc. Series F, $9.20	4,135	314,260
		1,002,889
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	49,736
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $7.875	255	253,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,305,816
TOTAL PREFERRED STOCKS (Cost $1,284,665)		1,305,950
Corporate Bonds - 13.2%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (f)	-	$ 50,000	56,750
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	B1	200,000	122,000
TOTAL CONVERTIBLE BONDS			178,750
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.0%
Accuride Corp. 9.25% 2/1/08	B2	100,000	65,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	125,000	76,250
			141,250
Hotels Restaurants & Leisure - 0.5%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	170,000	176,800
Extended Stay America, Inc. 9.875% 6/15/11 (f)	B2	120,000	119,100

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	$ 90,000	$ 90,900
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	300,000	303,000
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	160,000	158,800
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	200,000	190,692
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	200,000	199,500
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	150,000	153,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	190,000	203,300
			1,595,092
Household Durables - 0.1%
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	20,000	19,350
Ryland Group, Inc. 9.125% 6/15/11	B1	160,000	158,400
			177,750
Media - 1.8%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	270,000	251,100
Adelphia Communications Corp. 10.875% 10/1/10	B2	150,000	151,500
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	650,000	642,694
Cable Satisfaction International, Inc. yankee 12.75% 3/1/10	Caa2	200,000	100,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	385,000	257,950
8.25% 4/1/07	B2	180,000	169,200
10.75% 10/1/09	B2	70,000	72,100
Continental Cablevision, Inc. 8.3% 5/15/06	A3	115,000	123,819
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	710,000	397,600
Granite Broadcasting Corp. 10.375% 5/15/05	Caa1	91,000	60,060
News America Holdings, Inc. 7.375% 10/17/08	Baa3	500,000	507,690
News America, Inc. 7.28% 6/30/28	Baa3	200,000	178,800
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	40,000	40,000
NTL, Inc. 0% 4/1/08 (d)	B3	260,000	119,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	$ 170,000	$ 171,700
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	120,000	119,700
Radio One, Inc. 8.875% 7/1/11 (f)	B3	220,000	220,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	10,000	7,700
Telewest PLC yankee 11% 10/1/07	B2	555,000	460,650
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	161,634
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	985,412
UIH Australia/Pacific, Inc.
14% 5/15/06	Caa2	410,000	123,000
			5,321,909
Multiline Retail - 0.1%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	20,000	16,600
6.5% 6/15/02	Baa3	100,000	98,500
6.9% 8/15/26	Ba2	50,000	48,000
7.375% 6/15/04	Ba2	20,000	19,100
7.375% 8/15/08	Ba2	35,000	31,150
7.4% 4/1/37	Ba2	20,000	18,400
7.6% 4/1/07	Ba2	10,000	9,250
7.95% 4/1/17	Ba2	15,000	12,150
			253,150
TOTAL CONSUMER DISCRETIONARY			7,489,151
CONSUMER STAPLES - 0.3%
Food & Drug Retailing - 0.1%
Rite Aid Corp.:
11.25% 7/1/08 (f)	Caa2	40,000	40,300
12.5% 9/15/06 (f)	-	215,000	232,200
			272,500
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	45,000	44,211

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	$ 500,000	$ 510,925
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	200,000	202,892
			713,817
TOTAL CONSUMER STAPLES			1,030,528
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 8.125% 4/1/11 (f)	B2	360,000	336,600
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	192,339
			528,939
FINANCIALS - 4.6%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	500,000	503,670
Bank One Corp. 7.875% 8/1/10	A1	400,000	428,756
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	475,990
BankBoston Corp. 6.625% 2/1/04	A3	200,000	204,286
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	350,000	350,165
8.55% 9/29/49 (e)(f)	Aa2	145,000	155,898
Capital One Bank 6.375% 2/15/03	Baa2	250,000	250,520
First Union Corp. 7.55% 8/18/05	A1	715,000	756,606
FleetBoston Financial Corp. 7.25% 9/15/05	A2	275,000	288,013
Korea Development Bank:
6.625% 11/21/03	Baa2	170,000	172,883
7.125% 4/22/04	Baa2	80,000	82,317
7.375% 9/17/04	Baa2	160,000	166,210
MBNA Corp.:
6.34% 6/2/03	Baa2	100,000	100,947
6.875% 11/15/02	Baa2	300,000	306,564
			4,242,825
Diversified Financials - 2.6%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	250,000	253,818
Associates Corp. of North America 6% 7/15/05	Aa3	250,000	252,415
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	205,000	209,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	$ 225,000	$ 227,813
Capital One Financial Corp. 7.125% 8/1/08	Baa3	210,000	189,050
Citigroup, Inc. 7.25% 10/1/10	Aa3	400,000	415,220
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	200,000	199,758
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	100,000	101,485
Ford Motor Credit Co.:
6.875% 2/1/06	A2	150,000	152,907
7.375% 2/1/11	A2	100,000	101,463
7.875% 6/15/10	A2	550,000	576,763
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	300,000	308,478
7.5% 7/15/05	A2	500,000	522,840
7.75% 1/19/10	A2	200,000	210,372
Household Finance Corp. 6.5% 1/24/06	A2	150,000	152,495
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	200,000	225,256
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	350,000	371,000
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	300,000	302,199
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	140,000	143,028
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	200,000	208,440
7.875% 11/15/10	Baa2	315,000	331,566
PTC International Finance BV yankee 0% 7/1/07 (d)	B2	190,000	161,500
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	250,000	262,330
SESI LLC 8.875% 5/15/11 (f)	B1	115,000	113,850
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	375,000	366,701
6.875% 11/15/28	Baa1	390,000	327,748
TCI Communications Financing III 9.65% 3/31/27	A3	180,000	196,429
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	100,000	104,000
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	160,000	151,598
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	300,000	324,624
Unilever Capital Corp. 6.875% 11/1/05	A1	200,000	208,000
			7,672,246

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Real Estate - 0.5%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	$ 100,000	$ 99,161
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	513,075
EOP Operating LP:
6.625% 2/15/05	Baa1	200,000	203,326
6.75% 2/15/08	Baa1	100,000	98,431
ERP Operating LP 7.1% 6/23/04	A3	200,000	206,428
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	148,800
ProLogis Trust 6.7% 4/15/04	Baa1	70,000	69,983
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	200,000	208,500
			1,547,704
TOTAL FINANCIALS			13,462,775
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	155,000	158,875
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	130,000	133,900
Unilab Corp. 12.75% 10/1/09	B3	70,000	81,200
			373,975
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Raytheon Co. 7.9% 3/1/03	Baa3	435,000	447,232
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	75,000	69,000
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	70,000	70,947
7.73% 9/15/12	Baa1	24,288	24,149
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	Aa2	70,000	73,634
7.92% 11/18/10	Aa3	50,000	52,383
			290,113
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	310,000	306,900
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,200
Iron Mountain, Inc. 10.125% 10/1/06	B2	160,000	168,800
			208,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	$ 500,000	$ 495,820
Marine - 0.0%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	50,000	50,750
Road & Rail - 0.3%
CSX Corp. 6.25% 10/15/08	Baa2	500,000	484,140
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	340,000	347,759
			831,899
TOTAL INDUSTRIALS			2,630,714
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Crown Castle International Corp. 10.75% 8/1/11	B3	265,000	257,050
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	280,000	266,000
			523,050
Internet Software & Services - 0.0%
Concentric Network Corp. 12.75% 12/15/07	B	160,000	51,200
IT Consulting & Services - 0.1%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	300,000	228,000
7.25% 9/1/02	Caa1	250,000	190,000
			418,000
TOTAL INFORMATION TECHNOLOGY			992,250
MATERIALS - 0.4%
Chemicals - 0.2%
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	210,000	130,200
IMC Global, Inc. 10.875% 6/1/08 (f)	Ba1	110,000	108,900
Lyondell Chemical Co. 10.875% 5/1/09	B2	160,000	158,000
Methanex Corp. yankee 7.4% 8/15/02	Ba1	325,000	323,375
			720,475
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	170,000	170,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Metals & Mining - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	$ 109,000	$ 114,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	185,000	182,503
			296,953
TOTAL MATERIALS			1,188,278
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T Corp. 6.5% 3/15/29	A2	430,000	366,111
British Telecommunications PLC 7.875% 12/15/05	Baa1	400,000	421,253
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	700,000	750,974
Citizens Communications Co.:
8.5% 5/15/06	Baa2	165,000	168,284
9.25% 5/15/11	Baa2	275,000	284,859
France Telecom SA 7.2% 3/1/06 (f)	A3	500,000	515,005
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	190,000	77,900
Intermedia Communications, Inc. 0% 3/1/09 (d)	B3	240,000	175,200
Jazztel PLC yankee 14% 4/1/09	Caa1	180,000	68,400
Koninklijke KPN NV 8% 10/1/10	Baa2	457,000	435,516
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	420,000	117,600
Ono Finance PLC 13% 5/1/09	Caa1	265,000	196,100
SBC Communications, Inc. 5.75% 5/2/06	Aa3	510,000	502,687
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	216,449
Telefonica Europe BV 8.25% 9/15/30	A2	65,000	68,197
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	350,000	360,500
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	136,000	132,765
TELUS Corp. yankee 7.5% 6/1/07	Baa2	500,000	507,500
Triton PCS, Inc. 9.375% 2/1/11	B3	260,000	249,600
			5,614,900
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (f)	Baa2	200,000	207,808
Echostar Broadband Corp. 10.375% 10/1/07	B1	380,000	378,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	$ 211,000	$ 183,570
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	600,000	396,000
Powertel, Inc. 11.125% 6/1/07	Baa1	160,000	173,600
			1,339,078
TOTAL TELECOMMUNICATION SERVICES			6,953,978
UTILITIES - 1.4%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	405,000	382,725
9.375% 9/15/10	Ba1	235,000	235,000
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	300,000	274,791
CMS Energy Corp. 8.375% 7/1/03	Ba3	220,000	217,800
Hydro-Quebec 6.3% 5/11/11	A2	700,000	688,709
Illinois Power Co. 7.5% 6/15/09	Baa1	150,000	152,234
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	545,000	486,069
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	82,226
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	144,000
6.25% 3/1/04	B3	60,000	52,200
6.75% 10/1/23	B3	170,000	134,300
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	38,580
			2,888,634
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	70,000	69,104
KeySpan Corp.:
7.25% 11/15/05	A3	185,000	193,806
7.625% 11/15/10	A3	135,000	141,453
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	522,185
Sempra Energy 7.95% 3/1/10	A2	95,000	94,116
			1,020,664

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	$ 240,000	$ 240,000
TOTAL UTILITIES			4,149,298
TOTAL NONCONVERTIBLE BONDS			38,799,886
TOTAL CORPORATE BONDS (Cost $39,836,220)			38,978,636
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
5.25% 6/15/06	Aaa	530,000	522,379
5.5% 5/2/06	AA-	350,000	346,500
6.25% 2/1/11	Aa2	165,000	162,911
7.125% 6/15/10	Aaa	320,000	341,549
7.25% 1/15/10	Aaa	310,000	333,104
7.25% 5/15/30	Aaa	1,045,000	1,132,008
Freddie Mac:
5.75% 3/15/09	Aaa	700,000	688,513
5.875% 3/21/11	Aa2	1,230,000	1,180,222
6% 6/15/11	Aaa	350,000	344,960
6.75% 3/15/31	Aaa	755,000	769,745
6.875% 1/15/05	Aaa	1,650,000	1,734,563
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	7,729	7,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,564,381
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 3.92% to 4% 7/5/01 to 7/12/01 (h)	-	1,000,000	999,419
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	2,655,000	2,749,996
11.25% 2/15/15	Aaa	1,345,000	2,035,146
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	3,040,000	3,039,058
4.75% 11/15/08	Aaa	80,000	77,225
5% 2/15/11	Aaa	200,000	194,030
5.5% 5/31/03	Aaa	5,600,000	5,723,760
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	Aaa	$ 900,000	$ 966,654
7% 7/15/06	Aaa	3,425,000	3,715,063
TOTAL U.S. TREASURY OBLIGATIONS			19,500,351
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,925,680)			27,064,732
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 9.8%
5.5% 2/1/11	Aaa	118,571	115,014
6% 4/1/09 to 1/1/29	Aaa	1,623,647	1,579,594
6% 7/1/31 (g)	Aaa	5,000,000	4,796,875
6.5% 11/1/25 to 6/1/31	Aaa	10,730,814	10,577,010
6.5% 6/1/31 (g)	Aaa	3,000,000	2,951,250
7% 12/1/24 to 1/1/31	Aaa	3,758,055	3,779,871
7.5% 5/1/15 to 2/1/31	Aaa	4,385,459	4,479,775
8% 1/1/26	Aaa	711,140	738,028
TOTAL FANNIE MAE			29,017,417
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	300,491	307,532
Government National Mortgage Association - 3.9%
6.5% 10/15/27 to 7/15/29 (l)	Aaa	10,011,760	9,909,689
7% 1/15/28 to 12/15/28	Aaa	559,522	564,592
7.5% 6/15/27 to 3/15/28	Aaa	921,971	946,336
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			11,420,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,849,587)			40,745,566
Asset-Backed Securities - 0.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	200,000	202,812
Capital One Master Trust 5.45% 3/16/09	Aaa	400,000	394,313

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	$ 100,000	$ 99,637
5.71% 9/15/05	A2	90,000	89,944
6.4% 12/15/02	Aaa	80,000	81,213
7.03% 11/15/03	Aaa	145,000	148,263
Key Auto Finance Trust:
6.3% 10/15/03	A2	60,922	61,036
6.65% 10/15/03	Baa3	18,197	18,229
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	199,359
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	365,000	378,117
7.5% 11/15/07	A2	200,000	209,008
TOTAL ASSET-BACKED SECURITIES (Cost $1,855,091)			1,881,931
Commercial Mortgage Securities - 1.1%

CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (f)(i)	Aa1	90,554	90,612
Class E, 5.2838% 1/10/13 (f)(i)	Baa1	420,000	420,523
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	500,000	530,015
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	220,000	219,689
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	531,835
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	505,625
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	500,000	469,063
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	500,000	500,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,224,142)			3,268,300
Foreign Government and Government Agency Obligations (j) - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ontario Province 6% 2/21/06	Aa3	$ 200,000	$ 202,644
Quebec Province yankee:
7.125% 2/9/24	A2	30,000	30,629
7.5% 7/15/23	A2	30,000	31,933
United Mexican States:
8.5% 2/1/06	Baa3	175,000	183,313
9.875% 2/1/10	Baa3	200,000	218,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $655,676)			667,319
Supranational Obligations - 0.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $496,855)	Aaa	500,000	513,165
Floating Rate Loans - 0.2%

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	196,995	195,518
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	236,394	234,621
TOTAL FLOATING RATE LOANS (Cost $412,260)			430,139
Cash Equivalents - 9.9%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	29,215,788	29,215,788
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	109,863	109,863
TOTAL CASH EQUIVALENTS (Cost $29,325,651)		29,325,651
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $277,884,488)	301,645,063
NET OTHER ASSETS - (1.9)%	(5,594,107)
NET ASSETS - 100%	$ 296,050,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
51 S&P 500 Stock Index Contracts	Sept. 2001	$ 15,704,175	$ (632,951)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,624,348 or 2.6% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,419.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mothers Work, Inc.	6/18/98	$ 18
Rite Aid Corp.	6/27/01	$ 217,500
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 21,215
(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	27.6%	AAA, AA, A	26.0%
Baa	4.9%	BBB	4.0%
Ba	1.3%	BB	1.6%
B	2.5%	B	2.4%
Caa	0.6%	CCC	0.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $173,230,449 and $171,675,080, respectively, of which long-term U.S. government and government agency obligations aggregated $74,772,108 and $73,760,872, respectively.

The market value of futures contracts opened and closed during the period amounted to $36,822,527 and $20,774,645, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,002 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $256,137 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $430,139 or 0.2% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $279,298,333. Net unrealized appreciation aggregated $22,346,730, of which $33,361,212 related to appreciated investment securities and $11,014,482 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $1,350,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,863) (cost $277,884,488) - See accompanying schedule		$ 301,645,063
Commitment to sell securities on a delayed delivery basis	$ (4,943,750)
Receivable for securities sold on a delayed delivery basis	4,970,313	26,563
Receivable for investments sold, regular delivery		926,742
Receivable for fund shares sold		371,386
Dividends receivable		145,789
Interest receivable		1,506,853
Receivable for daily variation on futures contracts		59,925
Total assets		304,682,321
Liabilities
Payable for investments purchased Regular delivery	510,013
Delayed delivery	7,830,781
Payable for fund shares redeemed	20,894
Accrued management fee	105,845
Distribution fees payable	4,429
Other payables and accrued expenses	49,540
Collateral on securities loaned, at value	109,863
Total liabilities		8,631,365
Net Assets		$ 296,050,956
Net Assets consist of:
Paid in capital		$ 276,032,748
Undistributed net investment income		4,610,096
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,745,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,153,343
Net Assets		$ 296,050,956
Initial Class: Net Asset Value, offering price and redemption price per share ($258,285,576 ÷ 18,741,520 shares)		$13.78
Service Class: Net Asset Value, offering price and redemption price per share ($26,558,789 ÷ 1,933,567 shares)		$13.74
Service Class 2: Net Asset Value, offering price and redemption price per share ($11,206,591 ÷ 818,415 shares)		$13.69

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 955,474
Interest		4,454,140
Security lending		644
Total income		5,410,258
Expenses
Management fee	$ 612,542
Transfer agent fees	95,806
Distribution fees	22,928
Accounting and security lending fees	55,976
Non-interested trustees' compensation	494
Custodian fees and expenses	14,216
Audit	13,074
Legal	1,164
Miscellaneous	7,662
Total expenses before reductions	823,862
Expense reductions	(23,334)	800,528
Net investment income		4,609,730
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,572,928)
Foreign currency transactions	612
Futures contracts	289,244	(4,283,072)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,776,580)
Assets and liabilities in foreign currencies	(454)
Futures contracts	(632,951)
Delayed delivery commitments	26,563	(3,383,422)
Net gain (loss)		(7,666,494)
Net increase (decrease) in net assets resulting from operations		$ (3,056,764)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,609,730	$ 9,644,723
Net realized gain (loss)	(4,283,072)	(1,922,754)
Change in net unrealized appreciation (depreciation)	(3,383,422)	(21,477,945)
Net increase (decrease) in net assets resulting from operations	(3,056,764)	(13,755,976)
Distributions to shareholders From net investment income	(10,202,857)	(10,025,969)
From net realized gain	-	(7,315,617)
In excess of net realized gain	-	(1,053,621)
Total distributions	(10,202,857)	(18,395,207)
Share transactions - net increase (decrease)	26,148,885	(37,111,951)
Total increase (decrease) in net assets	12,889,264	(69,263,134)
Net Assets
Beginning of period	283,161,692	352,424,826
End of period (including undistributed net investment income of $4,610,096 and $9,715,285, respectively)	$ 296,050,956	$ 283,161,692
Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
Share transactions	Shares	Dollars	Shares	Dollars
Initial Class Sold	2,284,904	$ 31,461,992	1,794,450	$ 26,671,199
Reinvested	636,973	9,051,388	1,146,173	16,906,054
Redeemed	(1,537,801)	(21,325,291)	(5,917,870)	(88,897,596)
Net increase (decrease)	1,384,076	$ 19,188,089	(2,977,247)	$ (45,320,343)
Service Class Sold	134,867	$ 1,853,099	354,608	$ 5,304,117
Reinvested	66,778	946,241	100,855	1,483,572
Redeemed	(183,475)	(2,517,541)	(236,923)	(3,533,009)
Net increase (decrease)	18,170	$ 281,799	218,540	$ 3,254,680
Service Class 2 A Sold	504,601	$ 6,938,211	335,010	$ 4,970,459
Reinvested	14,524	205,228	380	5,581
Redeemed	(34,610)	(464,442)	(1,490)	(22,328)
Net increase (decrease)	484,515	$ 6,678,997	333,900	$ 4,953,712
Distributions From net investment income Initial Class		$ 9,051,388		$ 9,221,484
Service Class		946,241		801,470
Service Class 2 A		205,228		3,015
Total		$ 10,202,857		$ 10,025,969
From net realized gain Initial Class		$ -		$ 6,717,143
Service Class		-		596,231
Service Class 2 A		-		2,243
Total		$ -		$ 7,315,617
In excess of net realized gain Initial Class		$ -		$ 967,427
Service Class		-		85,871
Service Class 2 A		-		323
Total		$ -		$ 1,053,621
		$ 10,202,857		$ 18,395,207

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.22 D	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(.37)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.15)	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.52)	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	-	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	-	(.05)	-	-	-	-
Total distributions	(.52)	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 13.78	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(1.15)%	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 258,286	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.56% A	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after all expense reductions	.55% A, F	.56% F	.55% F	.58% F	.60% F	.71% F
Ratio of net investment income to average net assets	3.26% A	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	129% A	126%	108%	94%	98%	163%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income D	.22	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(.37)	(1.14)	.24	1.98	.35
Total from investment operations	(.15)	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.50)	(.47)	(.37)	(.36)	-
From net realized gain	-	(.35)	(.43)	(.55)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 13.74	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C	(1.15)%	(4.38)%	4.43%	17.27%	3.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 26,559	$ 27,563	$ 27,054	$ 9,562	$ 10
Ratio of expenses to average net assets	.66% A	.68%	.67%	.70%	.71% A
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.66% F	.69% F	.71% A
Ratio of net investment income to average net assets	3.16% A	3.08%	2.77%	2.79%	3.43% A
Portfolio turnover rate	129% A	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income D	.20	.40
Net realized and unrealized gain (loss)	(.37)	(.75)
Total from investment operations	(.17)	(.35)
Less Distributions
From net investment income	(.51)	(.47)
From net realized gain	-	(.35)
In excess of net realized gain	-	(.05)
Total distributions	(.51)	(.87)
Net asset value, end of period	$ 13.69	$ 14.37
Total Return B, C	(1.29)%	(2.37)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,207	$ 4,797
Ratio of expenses to average net assets	.82% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.83% A, F
Ratio of net investment income to average net assets	3.00% A	2.91% A
Portfolio turnover rate	129% A	126%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Initial Class	-14.78%	13.57%	17.54%
S&P 500 ®	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $28,558 - a 185.58% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	2.8
Fannie Mae	2.2
Pfizer, Inc.	2.1
Minnesota Mining & Manufacturing Co.	1.9
Colgate-Palmolive Co.	1.9
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Energy	13.0
Industrials	13.0
Consumer Discretionary	11.3
Health Care	11.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	89.6%
Bonds	1.4%
Short-Term Investments and Net Other Assets	9.0%

* Foreign investments 16.8%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2001, the fund trailed the Standard & Poor's 500 Index - which returned -6.70% - but topped the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund lagged the S&P 500 ® return of -14.83% and beat the Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. I anticipated a continued economic slowdown as we entered 2001, and had built positions in defensive areas such as insurance, consumer staples and energy stocks. Historically, these groups have produced steady earnings growth despite the economic climate. Then, in early January the Federal Reserve Board lowered interest rates and changed the complexion of the market. Immediately - and, I feel, prematurely - investors anticipated a rebound and interest-rate sensitive groups such as autos and housing emerged as market leaders. This change of events hurt the fund relative to the index, as we had little exposure here. As for the fund's peers, my underweighting in technology may have given the fund a slight edge.

Q. You lowered the fund's technology exposure from around 13% to 4% during the period. Did this de-emphasis help?

A. It did, as the technology sector declined nearly 20% during the period. As I've mentioned before, the tech stock bubble peaked in the spring of 2000, and the sector generally has declined ever since. Profit expectations fell by 70% during this time, making the valuations of large-cap tech stocks expensive despite the NASDAQ's 60% decline from its peak last year. Also, my experience suggested that earnings growth after the bubble bursts is never as good as expectations were during the bubble. In hindsight, I wish I had owned more Microsoft during the period, as the stock rose significantly on the heels of a strong new product cycle. Brocade Communications - which the fund no longer owned at the end of the period - and Cisco Systems were two of our tech holdings that performed poorly and hurt the fund's performance.

Q. Finance stocks accounted for about 21% of the fund's investments at the end of the period. Why did you like this group?

A. The sector is huge and growing, and it's still quite fragmented. For example, more than 6,000 banks operate in the U.S., versus only eight in Canada. The fund held large positions in regional banks that were generating good returns, including Fifth Third and M&T Bank. The fund's best individual performer during the period was Household International, which benefited from lower interest rates, disciplined expense management and solid earnings growth.

Q. Considering the fund's defensive flavor during the period, why didn't you add more health care stocks?

A. Drug stocks - which make up a good portion of the health care universe - endured a challenging period. Valuations were very high entering the period, and many drug companies released disappointing clinical results for their new drug prospects. Also, many suffered from fears of intensified generic competition as patent expirations approached. Schering-Plough, one of the fund's largest health care positions at the beginning of the period, struggled for these reasons, as well as unanticipated manufacturing problems. I retained a large stake in Pfizer, which, despite dropping in value during the period, was one of the few drug companies that met its earnings targets. The fund did benefit from owning hospital companies such as HCA and Tenet Healthcare. Increased demand, good cost controls and strong free cash flows helped hospital stocks.

Q. What's your outlook, Will?

A. The technology sector may continue to trail the broader market throughout 2001, as valuations remain high and a profit recovery could be muted by significant excess industry capacity. High valuations also could mute the recovery of many of the market's largest companies, which are still trading at price-to-earnings ratios twice their earnings growth rates. With the Federal Reserve lowering interest rates, economic activity should improve. Inflation remains subdued, so the broader market may perform well. At the end of the period, I was finding good ideas in the finance, health care and consumer cyclical sectors, all of which tend to benefit from falling interest rates and had steady growth and reasonable valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2001, more than $8.7 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Exide Corp.	100	$ 1,150
Goodyear Tire & Rubber Co.	441,400	12,359,200
Michelin SA (Compagnie Generale des Etablissements) Series B	352,200	11,182,192
Midas, Inc.	179,200	2,257,920
Snap-On, Inc.	79,500	1,920,720
		27,721,182
Automobiles - 1.2%
Harley-Davidson, Inc.	16,000	753,280
Honda Motor Co. Ltd.	639,000	28,112,804
Nissan Motor Co. Ltd.	4,053,000	27,979,738
Toyota Motor Corp.	1,463,500	51,551,786
		108,397,608
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc.	119,800	2,294,170
Brinker International, Inc. (a)	59,900	1,548,415
California Pizza Kitchen, Inc.	30,200	702,150
CBRL Group, Inc.	75,000	1,329,000
Darden Restaurants, Inc.	11,900	332,010
Harrah's Entertainment, Inc. (a)	79,600	2,809,880
International Game Technology (a)	105,000	6,588,750
Krispy Kreme Doughnuts, Inc. (a)	20,100	804,000
Marriott International, Inc. Class A	202,500	9,586,350
McDonald's Corp.	3,229,800	87,398,388
Outback Steakhouse, Inc. (a)	148,780	4,284,864
P.F. Chang's China Bistro, Inc. (a)	259,750	9,844,525
Park Place Entertainment Corp. (a)	130,900	1,583,890
PJ America, Inc. (a)(c)	581,700	4,921,182
Ryan's Family Steak Houses, Inc. (a)	188,500	2,433,535
Starwood Hotels & Resorts Worldwide, Inc. unit	497,200	18,535,616
Wendy's International, Inc.	266,400	6,803,856
		161,800,581
Household Durables - 1.4%
Beazer Homes USA, Inc. (a)	25,000	1,587,250
Blyth, Inc.	69,000	1,773,990
Centex Corp.	329,600	13,431,200
Clayton Homes, Inc.	252,300	3,966,156
D.R. Horton, Inc.	126,600	2,873,820
Ethan Allen Interiors, Inc.	132,700	4,312,750
Harman International Industries, Inc.	658,100	25,067,029
Lennar Corp.	483,000	20,141,100
Mohawk Industries, Inc. (a)	355,620	12,517,824
Nintendo Co. Ltd.	100,600	18,309,974
Pulte Homes, Inc.	170,200	7,255,626

	Shares	Value (Note 1)
Whirlpool Corp.	102,100	$ 6,381,250
Yankee Candle Co., Inc. (a)	76,700	1,456,533
		119,074,502
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	268,900	18,204,530
Leisure Equipment & Products - 0.2%
Mattel, Inc.	1,002,000	18,957,840
Media - 2.4%
AOL Time Warner, Inc. (a)	441,100	23,378,300
AT&T Corp. - Liberty Media Group Class A (a)	1,247,000	21,810,030
Charter Communications, Inc. Class A (a)	1,390,400	32,465,840
Comcast Corp. Class A (special) (a)	694,600	30,180,370
Cox Communications, Inc. Class A (a)	113,700	5,036,910
E.W. Scripps Co. Class A	176,800	12,199,200
Insight Communications, Inc. (a)	97,300	2,531,746
McGraw-Hill Companies, Inc.	78,500	5,192,775
Mediacom Communications Corp. Class A (a)	503,900	8,969,420
Omnicom Group, Inc.	163,100	14,026,600
Viacom, Inc. Class B (non-vtg.) (a)	1,117,536	57,832,488
		213,623,679
Multiline Retail - 0.7%
Costco Wholesale Corp. (a)	40,300	1,689,779
JCPenney Co., Inc.	976,800	25,748,448
Kmart Corp. (a)	403,200	4,624,704
Sears, Roebuck & Co.	235,000	9,942,850
Stein Mart, Inc. (a)	616,800	6,309,864
Target Corp.	370,400	12,815,840
		61,131,485
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	284,530	3,300,548
AutoZone, Inc. (a)	108,300	4,061,250
Bed Bath & Beyond, Inc. (a)	1,404,200	42,715,764
Best Buy Co., Inc. (a)	93,100	5,913,712
Charming Shoppes, Inc. (a)	1,799,300	10,993,723
Copart, Inc. (a)	30,200	893,014
Footstar, Inc. (a)	396,300	13,632,720
Galyan's Trading Co., Inc. (a)	7,500	153,375
Gap, Inc.	758,700	22,002,300
Gymboree Corp. (a)	492,300	4,036,860
Home Depot, Inc.	468,840	21,824,502
Lowe's Companies, Inc.	129,200	9,373,460
Payless ShoeSource, Inc. (a)	66,900	4,328,430
Talbots, Inc.	322,400	14,105,000
The Bombay Company, Inc. (a)	505,500	1,364,850
TJX Companies, Inc.	1,224,200	39,015,254
Toys 'R' Us, Inc. (a)	746,900	18,485,775
		218,879,437
Textiles & Apparel - 0.5%
Coach, Inc.	518,931	19,745,325
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Delta Apparel, Inc.	8,870	$ 152,121
Delta Woodside Industries, Inc.	88,700	70,960
Duck Head Apparel Co., Inc. (a)	8,870	40,447
Jones Apparel Group, Inc. (a)	168,200	7,266,240
Liz Claiborne, Inc.	287,600	14,509,420
Vans, Inc. (a)	50,500	1,191,800
		42,976,313
TOTAL CONSUMER DISCRETIONARY		990,767,157
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,094,800	45,105,760
Diageo PLC	3,145,623	34,726,829
Molson, Inc. Class A	517,700	16,413,210
Pepsi Bottling Group, Inc.	738,600	29,617,860
PepsiCo, Inc.	2,124,500	93,902,900
The Coca-Cola Co.	64,610	2,907,450
		222,674,009
Food & Drug Retailing - 2.8%
Albertson's, Inc.	503,700	15,105,963
CVS Corp.	1,916,902	73,992,417
Fleming Companies, Inc.	638,143	22,781,705
George Weston Ltd.	373,300	21,702,686
Koninklijke Ahold NV	666,602	20,954,767
Loblaw Companies Ltd.	130,940	4,358,036
Rite Aid Corp. (a)	750,550	6,754,950
Rite Aid Corp. (a)(d)	849,000	6,876,900
Safeway PLC	1,723,214	9,822,875
Sysco Corp.	832,000	22,588,800
Tesco PLC	4,435,900	16,103,970
Walgreen Co.	687,700	23,484,955
		244,528,024
Food Products - 1.9%
Cadbury Schweppes PLC	2,588,100	17,564,408
Dreyer's Grand Ice Cream, Inc.	33,600	945,840
Earthgrains Co.	447,700	11,640,200
Hershey Foods Corp.	12,800	789,888
Kraft Foods, Inc. Class A	832,800	25,816,800
Nestle SA (Reg.)	153,710	32,738,902
Quaker Oats Co.	637,500	58,171,875
Wm. Wrigley Jr. Co.	433,900	20,328,215
		167,996,128
Household Products - 1.9%
Colgate-Palmolive Co.	2,821,800	166,457,982
Personal Products - 1.9%
Avon Products, Inc.	2,543,850	117,729,378

	Shares	Value (Note 1)
Estee Lauder Companies, Inc. Class A	149,900	$ 6,460,690
Gillette Co.	1,425,400	41,322,346
		165,512,414
TOTAL CONSUMER STAPLES		967,168,557
ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Carbo Ceramics, Inc.	22,900	848,445
Cooper Cameron Corp. (a)	201,200	11,226,960
Diamond Offshore Drilling, Inc.	156,200	5,162,410
ENSCO International, Inc.	361,700	8,463,780
Global Marine, Inc. (a)	212,100	3,951,423
Hanover Compressor Co. (a)	678,700	22,458,183
Schlumberger Ltd. (NY Shares)	194,900	10,261,485
Smith International, Inc. (a)	37,700	2,258,230
Transocean Sedco Forex, Inc.	144,400	5,956,500
Weatherford International, Inc. (a)	298,300	14,318,400
		84,905,816
Oil & Gas - 12.0%
Alberta Energy Co. Ltd.	2,683,590	110,782,282
Amerada Hess Corp.	443,300	35,818,640
Anadarko Petroleum Corp.	132,400	7,153,572
Apache Corp.	135,600	6,881,700
BP PLC sponsored ADR	2,701,132	134,651,430
Burlington Resources, Inc.	1,160,990	46,381,551
Canadian Natural Resources Ltd.	895,270	26,521,043
Chevron Corp.	481,300	43,557,650
Conoco, Inc. Class B	1,318,100	38,093,090
EOG Resources, Inc.	116,140	4,128,777
Equitable Resources, Inc.	289,500	9,643,245
Exxon Mobil Corp.	2,794,971	244,140,717
Kerr-McGee Corp.	241,300	15,990,951
Murphy Oil Corp.	102,900	7,573,440
Nexen, Inc.	553,620	13,931,917
Noble Affiliates, Inc.	713,300	25,215,155
Nuevo Energy Co. (a)	3,800	61,940
Occidental Petroleum Corp.	200,000	5,318,000
Phillips Petroleum Co.	826,500	47,110,500
Rio Alto Exploration Ltd. (a)	50,800	880,779
Royal Dutch Petroleum Co. (NY Shares)	430,800	25,102,716
Suncor Energy, Inc.	1,575,240	40,161,337
Talisman Energy, Inc.	410,070	15,641,706
Texaco, Inc.	640,000	42,624,000
Tosco Corp.	98,400	4,334,520
TotalFinaElf SA sponsored ADR	397,523	27,906,115
Ultramar Diamond Shamrock Corp.	150,600	7,115,850
Unocal Corp.	40,400	1,379,660
USX - Marathon Group	1,129,800	33,340,398
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	713,600	$ 26,246,208
Westport Resources Corp.	239,500	5,029,500
		1,052,718,389
TOTAL ENERGY		1,137,624,205
FINANCIALS - 21.0%
Banks - 6.0%
Astoria Financial Corp.	130,100	7,573,121
Australia & New Zealand Banking Group Ltd.	973,561	8,398,868
Bank of America Corp.	566,300	33,994,989
Bank of Ireland, Inc.	605,800	6,021,846
Bank One Corp.	3,175,000	113,665,000
Barclays PLC	157,700	4,865,775
Commerce Bancorp, Inc.	234,377	16,429,828
Fifth Third Bancorp	1,008,880	60,885,908
First Union Corp.	159,600	5,576,424
Golden West Financial Corp.	560,500	36,006,520
Hibernia Corp. Class A	109,600	1,950,880
Lloyds TSB Group PLC	1,612,900	16,242,250
M&T Bank Corp.	736,800	55,628,400
Mercantile Bankshares Corp.	95,097	3,758,233
National Commerce Financial Corp.	80,500	1,963,395
North Fork Bancorp, Inc.	333,700	10,344,700
Royal Bank of Scotland Group PLC	1,718,613	38,116,318
SouthTrust Corp.	590,700	15,358,200
Synovus Financial Corp.	358,600	11,252,868
U.S. Bancorp	2,551,294	58,143,990
Wells Fargo & Co.	339,770	15,775,521
		521,953,034
Diversified Financials - 6.5%
AMBAC Financial Group, Inc.	73,500	4,277,700
Capital One Financial Corp.	501,700	30,102,000
Citigroup, Inc.	837,215	44,238,441
Daiwa Securities Group, Inc.	3,886,000	40,660,919
Fannie Mae	2,265,400	192,898,810
Freddie Mac	245,880	17,211,600
Household International, Inc.	1,837,390	122,553,913
MBNA Corp.	588,100	19,377,895
Moody's Corp.	256,300	8,586,050
Nikko Securities Co. Ltd.	2,880,000	23,068,633
Nomura Securities Co. Ltd.	1,379,000	26,425,673
SEI Investments Co.	131,300	6,203,925
USA Education, Inc.	532,700	38,887,100
		574,492,659
Insurance - 7.8%
ACE Ltd.	144,100	5,632,869

	Shares	Value (Note 1)
AFLAC, Inc.	438,800	$ 13,817,812
Allstate Corp.	1,593,600	70,102,464
American International Group, Inc.	1,368,084	117,655,224
AXA SA de CV	42,100	1,203,599
Berkshire Hathaway, Inc.:
Class A (a)	2,403	166,287,600
Class B (a)	2,700	6,210,000
Canada Life Financial Corp.	219,800	6,387,847
Conseco, Inc.	1,917,800	26,177,970
Everest Re Group Ltd.	413,280	30,913,344
Manulife Financial Corp.	585,200	16,369,366
MBIA, Inc.	224,050	12,475,104
MetLife, Inc.	3,392,700	105,105,846
MGIC Investment Corp.	63,900	4,641,696
Old Republic International Corp.	205,000	5,945,000
Progressive Corp.	101,400	13,708,266
Radian Group, Inc.	114,200	4,619,390
RenaissanceRe Holdings Ltd.	180,230	13,355,043
The St. Paul Companies, Inc.	284,300	14,411,167
Xl Capital Ltd. Class A	576,000	47,289,600
Zenith National Insurance Corp.	127,700	3,447,900
		685,757,107
Real Estate - 0.7%
Equity Office Properties Trust	414,200	13,101,146
Equity Residential Properties Trust (SBI)	692,500	39,160,875
Glenborough Realty Trust, Inc.	213,600	4,122,480
ResortQuest International, Inc. (a)	192,100	2,209,150
		58,593,651
TOTAL FINANCIALS		1,840,796,451
HEALTH CARE - 11.1%
Biotechnology - 0.2%
Chiron Corp. (a)	60,500	3,157,495
Genentech, Inc. (a)	122,900	6,771,790
IDEC Pharmaceuticals Corp. (a)	30,100	1,950,781
Serono SA sponsored ADR (a)	273,600	6,826,320
		18,706,386
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	102,200	3,703,728
Baxter International, Inc.	156,500	7,668,500
Becton, Dickinson & Co.	199,600	7,143,684
Bio-Rad Laboratories, Inc. Class A (a)	70,900	3,530,820
Biomet, Inc.	270,600	13,005,036
Cooper Companies, Inc.	180,500	9,277,700
Cytyc Corp. (a)	97,000	2,231,000
DENTSPLY International, Inc.	333,500	14,824,075
Diagnostic Products Corp.	15,800	524,560
Disetronic Holding AG (Reg.)	5,155	3,808,405
Medtronic, Inc.	714,934	32,894,113
MiniMed, Inc. (a)	280,000	13,176,800
Smith & Nephew PLC	1,617,754	8,448,949
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	138,100	$ 8,286,000
Stryker Corp.	71,700	3,932,745
Sybron Dental Specialties, Inc. (a)	383,233	7,852,444
Varian Medical Systems, Inc. (a)	61,900	4,425,850
		144,734,409
Health Care Providers & Services - 4.0%
AmeriSource Health Corp. Class A (a)	207,070	11,450,971
Cardinal Health, Inc.	414,450	28,597,050
Caremark Rx, Inc. (a)	675,364	11,109,738
Community Health Systems, Inc.	564,400	16,649,800
Express Scripts, Inc. (a)	23,000	1,249,360
HCA - The Healthcare Co.	1,422,316	64,274,460
Health Management Associates, Inc. Class A (a)	1,083,800	22,803,152
HealthSouth Corp. (a)	1,404,700	22,433,059
Manor Care, Inc. (a)	534,800	16,979,900
Maximus, Inc. (a)	120,900	4,846,881
McKesson HBOC, Inc.	237,300	8,808,576
Patterson Dental Co. (a)	1,183,400	40,827,300
Professional Detailing, Inc. (a)	9,500	854,905
Tenet Healthcare Corp. (a)	1,071,700	55,289,003
UnitedHealth Group, Inc.	703,300	43,428,775
		349,602,930
Pharmaceuticals - 5.2%
Adolor Corp.	12,000	258,600
Allergan, Inc.	30,400	2,599,200
American Home Products Corp.	724,800	42,357,312
AstraZeneca PLC sponsored ADR	493,900	23,089,825
CIMA Labs, Inc. (a)	17,000	1,290,470
Elan Corp. PLC sponsored ADR (a)	1,322,700	80,684,700
Forest Laboratories, Inc. (a)	72,500	5,147,500
IVAX Corp. (a)	166,100	6,477,900
King Pharmaceuticals, Inc. (a)	185,600	9,976,000
Novartis AG sponsored ADR	1,486,600	53,740,590
Pfizer, Inc.	4,629,965	185,430,098
Sanofi-Synthelabo SA	179,089	11,791,936
Schering-Plough Corp.	704,500	25,531,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,900	8,763,980
		457,139,191
TOTAL HEALTH CARE		970,182,916
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	3,300	296,670
Boeing Co.	27,300	1,517,880
Bombardier, Inc. Class B (sub. vtg.)	321,700	4,844,624
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	89,200	3,483,260

	Shares	Value (Note 1)
Lockheed Martin Corp.	2,287,140	$ 84,738,537
United Technologies Corp.	615,801	45,113,581
		139,994,552
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	406,150	24,827,950
Airlines - 1.1%
British Airways PLC	1,006,102	4,898,513
Continental Airlines, Inc. Class B (a)	170,900	8,416,825
Ryanair Holdings PLC sponsored ADR (a)	705,210	36,395,888
Southwest Airlines Co.	2,442,530	45,162,380
		94,873,606
Building Products - 0.3%
American Standard Companies, Inc. (a)	318,800	19,159,880
Masco Corp.	168,100	4,195,776
York International Corp.	100,400	3,516,008
		26,871,664
Commercial Services & Supplies - 3.9%
Apollo Group, Inc. Class A (a)	4,000	167,480
Automatic Data Processing, Inc.	2,115,000	105,115,500
Avery Dennison Corp.	22,100	1,128,205
Brambles Industries Ltd.	201,276	4,930,618
Career Education Corp. (a)	118,000	7,044,600
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	1,056,270
Cendant Corp. (a)	1,226,200	23,910,900
Cintas Corp.	455,200	21,371,640
Concord EFS, Inc. (a)	251,300	13,957,202
Corinthian Colleges, Inc. (a)	225,200	10,582,148
CSG Systems International, Inc. (a)	198,900	11,786,814
Dun & Bradstreet Corp. (a)	70,000	1,974,000
Ecolab, Inc.	444,400	18,207,068
Exult, Inc.	213,600	3,545,760
First Data Corp.	1,001,800	64,365,650
Fiserv, Inc. (a)	85,000	5,270,000
IMS Health, Inc.	336,100	9,578,850
Modis Professional Services, Inc. (a)	179,300	1,237,170
Paychex, Inc.	48,600	2,002,320
Robert Half International, Inc. (a)	298,800	7,437,132
Sabre Holdings Corp. Class A	53,000	2,650,000
The BISYS Group, Inc. (a)	431,200	25,828,880
Waste Management, Inc.	10,100	311,282
		343,459,489
Construction & Engineering - 0.3%
Fluor Corp.	454,980	20,542,347
Jacobs Engineering Group, Inc. (a)	30,100	1,963,423
		22,505,770
Electrical Equipment - 0.1%
Cooper Industries, Inc.	122,000	4,829,980
Industrial Conglomerates - 2.0%
Minnesota Mining & Manufacturing Co.	1,474,910	168,287,231
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	70,261	$ 3,867,165
Tyco International Ltd.	128,300	6,992,350
		179,146,746
Machinery - 1.3%
Danaher Corp.	399,722	22,384,432
Graco, Inc.	30,700	1,013,100
Illinois Tool Works, Inc.	198,100	12,539,730
Ingersoll-Rand Co.	199,100	8,202,920
Roper Industries, Inc.	203,000	8,475,250
SPX Corp. (a)	488,931	61,204,383
Stewart & Stevenson Services, Inc.	58,200	1,940,970
		115,760,785
Road & Rail - 2.0%
C.H. Robinson Worldwide, Inc.	913,500	25,568,865
Canadian National Railway Co.	892,400	36,202,911
Canadian Pacific Ltd.	990,600	38,367,757
CSX Corp.	782,330	28,351,639
GATX Corp.	253,100	10,149,310
Landstar System, Inc. (a)	50,000	3,405,000
M.S. Carriers, Inc. (a)	125,010	4,067,825
Norfolk Southern Corp.	250,300	5,181,210
Swift Transportation Co., Inc. (a)	1,049,000	20,067,370
		171,361,887
Trading Companies & Distributors - 0.1%
Fastenal Co.	214,400	13,196,320
TOTAL INDUSTRIALS		1,136,828,749
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.1%
CIENA Corp. (a)	40,500	1,541,835
Cisco Systems, Inc. (a)	19,178	371,478
Nokia AB sponsored ADR	20,000	440,800
Scientific-Atlanta, Inc.	163,200	6,625,920
		8,980,033
Computers & Peripherals - 0.1%
NCR Corp. (a)	139,300	6,547,100
Sun Microsystems, Inc. (a)	72,200	1,169,640
		7,716,740
Electronic Equipment & Instruments - 0.5%
Garmin Ltd.	12,800	293,120
Mettler-Toledo International, Inc. (a)	133,600	5,778,200
Symbol Technologies, Inc.	569,940	12,652,668
Thermo Electron Corp. (a)	1,272,132	28,012,347
		46,736,335
Internet Software & Services - 0.3%
Homestore.com, Inc. (a)	16,900	586,092
Keynote Systems, Inc. (a)	520,000	5,803,200

	Shares	Value (Note 1)
Netegrity, Inc. (a)	20,100	$ 642,195
RealNetworks, Inc. (a)	58,600	675,658
SmartForce PLC sponsored ADR (a)	226,900	7,998,225
Yahoo!, Inc. (a)	323,800	6,327,052
		22,032,422
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	287,500	20,674,125
Electronic Data Systems Corp.	60,500	3,781,250
SunGard Data Systems, Inc. (a)	1,343,600	40,321,436
		64,776,811
Semiconductor Equipment & Products - 0.4%
Analog Devices, Inc. (a)	8,000	346,000
Cabot Microelectronics Corp. (a)	125,000	7,813,750
Intel Corp.	477,800	14,568,122
Intersil Corp. Class A (a)	137,300	4,695,660
KLA-Tencor Corp. (a)	20,000	1,174,000
LAM Research Corp. (a)	54,400	1,634,720
Marvell Technology Group Ltd.	50,400	1,360,800
Texas Instruments, Inc.	100,900	3,178,350
		34,771,402
Software - 1.9%
Adobe Systems, Inc.	136,880	6,426,516
BEA Systems, Inc. (a)	3,800	126,236
Cerner Corp. (a)	122,700	5,257,695
Electronic Arts, Inc. (a)	333,300	19,161,417
Fair, Isaac & Co., Inc.	2,600	160,732
Inktomi Corp. (a)	117,800	1,076,692
Intuit, Inc. (a)	85,700	3,325,160
Jack Henry & Associates, Inc.	259,800	7,884,930
Legato Systems, Inc. (a)	10,000	158,900
Manugistics Group, Inc. (a)	335,900	8,797,221
Microsoft Corp. (a)	1,251,900	90,149,319
Networks Associates, Inc. (a)	540,500	6,691,390
Nuance Communications, Inc. (a)	357,200	6,251,000
NVIDIA Corp. (a)	16,230	1,494,296
PeopleSoft, Inc. (a)	185,256	8,947,865
Take-Two Interactive Software, Inc. (a)	175,200	3,256,968
		169,166,337
TOTAL INFORMATION TECHNOLOGY		354,180,080
MATERIALS - 3.6%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	324,900	14,864,175
Engelhard Corp.	143,200	3,693,128
OM Group, Inc.	141,500	7,959,375
Praxair, Inc.	655,200	30,794,400
Sigma Aldrich Corp.	48,200	1,952,100
		59,263,178
Construction Materials - 0.1%
Vulcan Materials Co.	93,500	5,025,625
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	280,400	$ 3,757,360
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	166,700	1,431,374
Alcoa, Inc.	867,900	34,195,260
Anglo American PLC	490,800	7,398,063
Barrick Gold Corp.	359,440	5,484,190
BHP Billiton PLC	3,646,363	18,282,417
BHP Ltd.	1,759,700	9,330,873
BHP Ltd. (a)	1,874,255	10,187,002
Compania de Minas Buenaventura SA sponsored ADR	266,600	4,916,104
Dofasco, Inc.	1,000	16,116
Franco Nevada Mining Corp. Ltd.	2,285,064	29,385,863
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	952,700	10,527,335
Gold Fields Ltd.	997,200	4,491,166
Goldcorp, Inc.	1,725,780	18,466,074
Impala Platinum Holdings Ltd.	97,600	4,894,066
Lonmin PLC	11,100	161,031
Massey Energy Corp.	652,300	12,889,448
Meridian Gold, Inc. (a)	244,800	1,920,888
Newmont Mining Corp.	578,010	10,756,766
Normandy Mining Ltd.	3,190,883	2,019,299
Placer Dome, Inc.	467,100	4,566,103
Rio Tinto PLC (Reg. D)	1,031,400	18,422,575
Stillwater Mining Co. (a)	165,870	4,851,698
		214,593,711
Paper & Forest Products - 0.4%
Boise Cascade Corp.	45,200	1,589,683
International Paper Co.	181,200	6,468,840
Sappi Ltd.	665,600	5,863,115
Weyerhaeuser Co.	363,500	19,981,595
		33,903,233
TOTAL MATERIALS		316,543,107
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
KPNQwest NV Class C (NY Shares) (a)	356,300	3,135,440
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	2,640,470	54,578,515
AT&T Corp. - Wireless Group (a)	12,100	197,835

	Shares	Value (Note 1)
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	117,600	$ 3,150,504
NTT DoCoMo, Inc.	948	16,494,227
Sprint Corp. - PCS Group Series 1 (a)	201,800	4,873,470
Triton PCS Holdings, Inc. Class A (a)	22,500	905,625
Vodafone Group PLC sponsored ADR	402,600	8,998,110
		89,198,286
TOTAL TELECOMMUNICATION SERVICES		92,333,726
UTILITIES - 0.6%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	348,040	16,069,007
Southern Co.	926,410	21,539,033
		37,608,040
Gas Utilities - 0.1%
NiSource, Inc.	149,300	4,080,369
Southern Union Co.	83,700	1,707,480
		5,787,849
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	153,500	4,856,740
TOTAL UTILITIES		48,252,629
TOTAL COMMON STOCKS (Cost $7,046,752,473)		7,854,677,577
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (e)
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (Cost $798,761)	-	GBP	704,573	880,044
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 3.51% to 3.99% 7/12/01 to 8/16/01	-		3,850,000	3,839,073
U.S. Treasury Bonds:
5.5% 8/15/28	Aaa		22,500,000	21,308,175
6.125% 11/15/27	Aaa		31,000,000	31,910,470
6.5% 11/15/26	Aaa		17,300,000	18,629,851
6.75% 8/15/26	Aaa		9,900,000	10,978,110
6.875% 8/15/25	Aaa		29,800,000	33,408,482
7.625% 2/15/25	Aaa		9,500,000	11,566,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,173,996)				131,640,411
Cash Equivalents - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (b)	860,109,938	$ 860,109,938
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	53,844,100	53,844,100
TOTAL CASH EQUIVALENTS (Cost $913,954,038)		913,954,038
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,086,679,268)		8,901,152,070
NET OTHER ASSETS - (1.5)%		(135,298,773)
NET ASSETS - 100%		$ 8,765,853,297
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
PJ America, Inc.	$ -	$ -	$ -	$4,921,182
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 6,367,500
(e) Principal amounts are stated in United States dollars unless otherwise noted.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $6,671,570,592 and $6,496,849,360, respectively, of which long-term U.S. Government and government obligations aggregated $0 and $114,946,461, respectively.

The market value of futures contracts opened and closed during the period amounted to $252,016,213 and $308,939,483, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $357,899 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,876,900 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.2%
Canada	4.8
United Kingdom	4.2
Japan	2.7
Ireland	1.5
Switzerland	1.1
Others (individually less than 1%)	2.5
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,142,506,249. Net unrealized appreciation aggregated $758,645,821, of which $1,098,922,003 related to appreciated investment securities and $340,276,182 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,434,636) (cost $8,086,679,268) - See accompanying schedule		$ 8,901,152,070
Cash		295,828
Foreign currency held at value (cost $415,029)		415,350
Receivable for investments sold		113,675,839
Receivable for fund shares sold		5,868,200
Dividends receivable		7,880,322
Interest receivable		4,282,457
Receivable for daily variation on futures contracts		643,666
Other receivables		157,124
Total assets		9,034,370,856
Liabilities
Payable for investments purchased	$ 204,479,653
Payable for fund shares redeemed	5,786,464
Accrued management fee	4,277,563
Distribution fees payable	128,664
Other payables and accrued expenses	1,115
Collateral on securities loaned, at value	53,844,100
Total liabilities		268,517,559
Net Assets		$ 8,765,853,297
Net Assets consist of:
Paid in capital		$ 8,372,695,812
Undistributed net investment income		38,667,528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(459,958,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,448,652
Net Assets		$ 8,765,853,297
Initial Class: Net Asset Value, offering price and redemption price per share ($7,414,130,344 ÷ 358,901,184 shares)		$20.66
Service Class: Net Asset Value, offering price and redemption price per share ($1,218,873,358 ÷ 59,161,957 shares)		$20.60
Service Class 2: Net Asset Value, offering price and redemption price per share ($132,849,595 ÷ 6,464,830 shares)		$20.55

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 44,382,785
Interest		24,586,781
Security lending		639,803
Total income		69,609,369
Expenses
Management fee	$ 25,829,139
Transfer agent fees	2,925,377
Distribution fees	718,013
Accounting and security lending fees	426,601
Non-interested trustees' compensation	15,450
Custodian fees and expenses	265,926
Audit	23,855
Legal	23,997
Reports to Shareholders	522,905
Miscellaneous	3,133
Total expenses before reductions	30,754,396
Expense reductions	(2,456,099)	28,298,297
Net investment income		41,311,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(335,333,895)
Foreign currency transactions	(159,394)
Futures contracts	(2,609,168)	(338,102,457)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(689,901,566)
Assets and liabilities in foreign currencies	8,843
Futures contracts	458,688	(689,434,035)
Net gain (loss)		(1,027,536,492)
Net increase (decrease) in net assets resulting from operations		$ (986,225,420)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 41,311,072	$ 68,317,627
Net realized gain (loss)	(338,102,457)	204,849,547
Change in net unrealized appreciation (depreciation)	(689,434,035)	(962,270,276)
Net increase (decrease) in net assets resulting from operations	(986,225,420)	(689,103,102)
Distributions to shareholders From net investment income	(69,399,585)	(35,814,293)
From net realized gain	(126,732,911)	(1,235,476,968)
In excess of net realized gain	(122,112,435)	-
Total distributions	(318,244,931)	(1,271,291,261)
Share transactions - net increase (decrease)	226,688,178	2,023,685,153
Total increase (decrease) in net assets	(1,077,782,173)	63,290,790
Net Assets
Beginning of period	9,843,635,470	9,780,344,680
End of period (including undistributed net investment income of $38,667,528 and $67,012,238, respectively)	$ 8,765,853,297	$ 9,843,635,470
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	22,321,475	$ 469,906,251	53,448,851	$ 1,355,965,735
Reinvested	12,488,712	275,251,203	45,653,334	1,161,877,344
Redeemed	(34,568,380)	(723,005,324)	(49,325,329)	(1,240,820,402)
Net increase (decrease)	241,807	$ 22,152,130	49,776,856	$ 1,277,022,677
Service Class Sold	7,872,293	$ 166,292,711	24,126,050	$ 612,579,539
Reinvested	1,820,820	40,039,821	4,305,875	109,369,237
Redeemed	(3,129,439)	(64,911,413)	(2,471,479)	(61,156,455)
Net increase (decrease)	6,563,674	$ 141,421,119	25,960,446	$ 660,792,321
Service Class 2 A Sold	3,166,277	$ 66,436,551	3,591,561	$ 88,871,209
Reinvested	134,574	2,953,910	1,759	44,679
Redeemed	(302,124)	(6,275,532)	(127,217)	(3,045,733)
Net increase (decrease)	2,998,727	$ 63,114,929	3,466,103	$ 85,870,155
Distributions From net investment income Initial Class		$ 60,769,746		$ 32,731,929
Service Class		8,007,964		3,081,105
Service Class 2 A		621,875		1,259
Total		$ 69,399,585		$ 35,814,293
From net realized gain Initial Class		$ 109,231,938		$ 1,129,145,416
Service Class		16,313,306		106,288,132
Service Class 2 A		1,187,667		43,420
Total		$ 126,732,911		$ 1,235,476,968
				$ 1,271,291,261
In excess of net realized gain Initial Class		$ 105,249,519		$ -
Service Class		15,718,550		-
Service Class 2 A		1,144,366		-
Total		$ 122,112,435		$ -
		$ 318,244,931		$ -

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56	$ 13.79
Income from Investment Operations
Net investment income	.10 D	.17 D	.12 D	.13 D	.16 D	.14
Net realized and unrealized gain (loss)	(2.42)	(1.84)	5.59	5.54	3.73	2.76
Total from investment operations	(2.32)	(1.67)	5.71	5.67	3.89	2.90
Less Distributions
From net investment income	(.17)	(.11)	(.12)	(.14)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	(.37)	(.13)
In excess of net realized gain	(.29)	-	-	-	-	-
Total distributions	(.77)	(3.73)	(1.00)	(1.17)	(.51)	(.13)
Net asset value, end of period	$ 20.66	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Total Return B, C	(9.97)%	(6.58)%	24.25%	29.98%	24.14%	21.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,414,130	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868	$ 2,394,103
Ratio of expenses to average net assets	.68% A	.66%	.67%	.70%	.71%	.74%
Ratio of expenses to average net assets after all expense reductions	.62% A, F	.63% F	.65% F	.66% F	.68% F	.71% F
Ratio of net investment income to average net assets	.95% A	.69%	.48%	.62%	.90%	1.33%
Portfolio turnover rate	158% A	177%	172%	201%	142%	178%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income D	.09	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(2.41)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(2.32)	(1.70)	5.68	5.66	(.06)
Less Distributions
From net investment income	(.15)	(.11)	(.12)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	-
In excess of net realized gain	(.29)	-	-	-	-
Total distributions	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 20.60	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C	(10.00)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,873	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Ratio of expenses to average net assets	.78% A	.76%	.78%	.80%	.81% A
Ratio of expenses to average net assets after all expense reductions	.72% A, F	.74% F	.75% F	.75% F	.78% A, F
Ratio of net investment income to average net assets	.85% A	.59%	.37%	.53%	1.14% A
Portfolio turnover rate	158% A	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income D	.07	.10
Net realized and unrealized gain (loss)	(2.40)	(.93)
Total from investment operations	(2.33)	(.83)
Less Distributions
From net investment income	(.16)	(.11)
From net realized gain	(.31)	(3.62)
In excess of net realized gain	(.29)	-
Total distributions	(.76)	(3.73)
Net asset value, end of period	$ 20.55	$ 23.64
Total Return B, C	(10.06)%	(3.86)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,850	$ 81,950
Ratio of expenses to average net assets	.93% A	.92% A
Ratio of expenses to average net assets after all expense reductions	.88% A, F	.90% A, F
Ratio of net investment income to average net assets	.69% A	.43% A
Portfolio turnover rate	158% A	177%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Initial Class shares will appear once the fund is a year old.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Initial Class on September 25, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $6,878 - a 31.22% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,586 - a 14.14% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Philip Morris Companies, Inc.	7.0
RJ Reynolds Tobacco Holdings, Inc.	6.9
EchoStar Communications Corp. Class A	4.8
HomeBase, Inc.	3.9
Irish Continental Group PLC	2.3
24.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	33.5
Consumer Discretionary	27.4
Consumer Staples	19.5
Health Care	6.7
Industrials	5.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.3%
Short-Term Investments and Net Other Assets	1.7%

* Foreign investments 9.0%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Fergus Shiel, Portfolio Manager of Dynamic Capital Appreciation Portfolio

Q. How did the fund perform, Fergus?

A. For the six-month period that ended June 30, 2001, the fund's return fell short of the Standard & Poor's 500 Index, which returned -6.70%. The fund also lagged the variable annuity capital appreciation funds average tracked by Lipper Inc., which fell 10.68%. Since its inception on September 25, 2000, through June 30, 2001, the fund lagged the -14.14% return of the S&P 500® index. Lipper does not calculate a life of fund return.

Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

A. Continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor performance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, the fund's overweighted position in Veritas Software, which fell more than 24%, coupled with my decision to not own Microsoft, which rose nearly 67%, proved detrimental to absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper Networks and Redback Networks, both of which fell more than 50% during the period, also held back returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the future growth prospects of Medimmune.

Q. Did you employ any new strategies during the period?

A. Not really. My overall strategy has been largely the same. I maintained the fund's overweighting in the food, beverage and tobacco industries, which was a very beneficial decision. I believed stocks such as RJ Reynolds and Philip Morris remained the best risk-versus-return stocks in the market as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those held by the S&P 500 index by more than 28 percentage points. However, my decision to keep the fund overweighted in information technology stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. What was your attraction to tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the best potential for long-term unit growth in the market. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers.

Q. What specific stocks performed well? What stocks disappointed?

A. RJ Reynolds, a major holding and the fund's top contributor, appreciated roughly 15%. EchoStar Communications, a satellite-TV operator, jumped 38% on narrower-than-expected first-quarter 2001 losses and a higher-than-expected number of new customers. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected first-quarter earnings results. Immunex, another detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints.

Q. What's your outlook?

A. I'm generally positive, but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to be overweighted in the right sector to perform well. I think some of that emphasis on sector importance has been eradicated from the market, and I now believe finding the right stocks with good valuations across many sectors will drive relative performance going forward. Turning to the fund, I believe that its relatively small size affords me two advantages. First, having a fund with fewer assets gives me the opportunity to build bigger positions in a larger universe of stocks, particularly smaller-capitalization stocks that wouldn't have the same impact on a much larger-sized portfolio. Secondly, a smaller fund is more nimble, giving me the opportunity to move more quickly in and out of different stocks as I see fit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital appreciation

Start date: September 25, 2000

Size: as of June 30, 2001, more than $4 million

Manager: J. Fergus Shiel, since inception; joined Fidelity in 1989

3

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 27.4%
Automobiles - 2.4%
Monaco Coach Corp. (a)	1,100	$ 36,520
Winnebago Industries, Inc.	2,000	61,500
		98,020
Hotels, Restaurants & Leisure - 0.2%
Celtic PLC (a)	5,170	8,634
Household Durables - 1.1%
Black & Decker Corp.	100	3,946
Fleetwood Enterprises, Inc.	3,100	43,648
		47,594
Leisure Equipment & Products - 3.0%
Hasbro, Inc.	2,900	41,905
Mattel, Inc.	4,500	85,140
		127,045
Media - 7.0%
EchoStar Communications Corp. Class A (a)	6,390	200,454
Gemstar-TV Guide International, Inc. (a)	1,600	67,216
Omnicom Group, Inc.	300	25,800
		293,470
Multiline Retail - 2.0%
JCPenney Co., Inc.	1,800	47,448
Kmart Corp. (a)	3,300	37,851
		85,299
Specialty Retail - 11.7%
Abercrombie & Fitch Co. Class A (a)	300	13,350
AnnTaylor Stores Corp. (a)	1,500	53,700
Best Buy Co., Inc. (a)	700	44,464
HomeBase, Inc. (a)	47,600	164,220
Lowe's Companies, Inc.	500	36,275
Office Depot, Inc. (a)	8,500	88,230
Pier 1 Imports, Inc.	4,000	46,000
Staples, Inc. (a)	2,900	43,558
		489,797
TOTAL CONSUMER DISCRETIONARY		1,149,859
CONSUMER STAPLES - 19.5%
Beverages - 1.6%
The Coca-Cola Co.	1,500	67,500
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	1,100	9,900
Rite Aid Corp. (a)(c)	1,000	8,100
Walgreen Co.	300	10,245
		28,245
Personal Products - 1.2%
Perrigo Co. (a)	3,000	50,250

	Shares	Value (Note 1)
Tobacco - 16.0%
DIMON, Inc.	8,800	$ 88,000
Philip Morris Companies, Inc.	5,770	292,828
RJ Reynolds Tobacco Holdings, Inc.	5,280	288,288
		669,116
TOTAL CONSUMER STAPLES		815,111
FINANCIALS - 4.8%
Diversified Financials - 4.3%
American Express Co.	500	19,400
Charles Schwab Corp.	1,600	24,480
E*TRADE Group, Inc. (a)	4,000	25,800
Instinet Group, Inc.	2,500	46,250
Lehman Brothers Holdings, Inc.	300	23,325
Merrill Lynch & Co., Inc.	300	17,775
SEI Investments Co.	500	23,625
		180,655
Insurance - 0.5%
American General Corp.	400	18,580
TOTAL FINANCIALS		199,235
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	800	28,632
BioLase Technology, Inc. (a)	5,000	26,300
		54,932
Health Care Providers & Services - 0.6%
Owens & Minor, Inc.	1,200	22,800
Pharmaceuticals - 4.8%
Allergan, Inc.	300	25,650
Alpharma, Inc. Class A	1,200	32,700
Barr Laboratories, Inc. (a)	1,200	84,492
Bristol-Myers Squibb Co.	900	47,070
Elan Corp. PLC sponsored ADR (a)	200	12,200
		202,112
TOTAL HEALTH CARE		279,844
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	700	24,493
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	300	15,483
Commercial Services & Supplies - 0.6%
First Data Corp.	400	25,700
Construction & Engineering - 0.8%
Foster Wheeler Ltd.	3,700	33,485
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Rayovac Corp. (a)	1,000	$ 21,300
Vishay Intertechnology, Inc. (a)	200	4,600
		25,900
Industrial Conglomerates - 0.7%
Minnesota Mining & Manufacturing Co.	250	28,525
Marine - 2.3%
Irish Continental Group PLC	20,000	95,155
TOTAL INDUSTRIALS		248,741
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 10.5%
CIENA Corp. (a)	2,080	79,186
Finisar Corp. (a)	2,400	44,664
Juniper Networks, Inc. (a)	500	15,523
Nokia AB sponsored ADR	4,100	90,364
ONI Systems Corp.	500	13,450
Research in Motion Ltd. (a)	900	29,110
Scientific-Atlanta, Inc.	1,200	48,720
Sonus Networks, Inc. (a)	3,300	74,811
Tellium, Inc.	2,700	45,954
		441,782
Computers & Peripherals - 0.9%
EMC Corp. (a)	700	20,335
StorageNetworks, Inc.	1,000	16,940
		37,275
Electronic Equipment & Instruments - 4.4%
Amphenol Corp. Class A (a)	200	8,010
AVX Corp.	200	4,200
Flextronics International Ltd. (a)	1,400	37,184
KEMET Corp. (a)	200	3,962
Millipore Corp.	600	37,188
PerkinElmer, Inc.	1,500	41,295
Sanmina Corp. (a)	2,100	50,610
		182,449
Internet Software & Services - 0.6%
Digital Insight Corp. (a)	1,300	26,130
IT Consulting & Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	300	21,573
KPMG Consulting, Inc.	1,100	16,632
		38,205
Semiconductor Equipment & Products - 12.8%
ASML Holding NV (NY Shares) (a)	100	2,255
Atmel Corp. (a)	5,300	68,635
Cymer, Inc. (a)	500	13,390
Cypress Semiconductor Corp. (a)	1,600	38,160
Electroglas, Inc. (a)	3,400	59,670
Helix Technology, Inc.	900	27,432

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,100	$ 21,010
Kulicke & Soffa Industries, Inc. (a)	4,900	83,300
Lattice Semiconductor Corp. (a)	300	7,413
Micron Technology, Inc. (a)	1,300	53,430
Monolithic System Technology, Inc.	500	5,500
PRI Automation, Inc. (a)	1,000	17,940
Sage, Inc. (a)	300	4,380
Semtech Corp. (a)	700	22,358
STMicroelectronics NV (NY Shares)	500	17,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	15,190
Texas Instruments, Inc.	700	22,050
Vitesse Semiconductor Corp. (a)	2,700	57,051
		536,164
Software - 3.4%
BEA Systems, Inc. (a)	2,400	79,728
Computer Associates International, Inc.	1,500	54,000
PeopleSoft, Inc. (a)	200	9,660
		143,388
TOTAL INFORMATION TECHNOLOGY		1,405,393
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,000	22,350
TOTAL COMMON STOCKS (Cost $3,932,724)		4,120,533
Cash Equivalents - 2.8%

Fidelity Cash Central Fund, 4.09% (b) (Cost $117,577)	117,577	117,577
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,050,301)		4,238,110
NET OTHER ASSETS - (1.1)%		(47,476)
NET ASSETS - 100%		$ 4,190,634
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 7,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,448,878 and $9,312,709, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $204 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,100 or 0.2% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,103,818. Net unrealized appreciation aggregated $134,292, of which $429,731 related to appreciated investment securities and $295,439 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $111,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $8,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $4,050,301) - See accompanying schedule		$ 4,238,110
Cash		10
Receivable for investments sold		163,394
Receivable for fund shares sold		15,805
Dividends receivable		7,970
Interest receivable		734
Receivable from investment adviser for expense reductions		5,843
Total assets		4,431,866
Liabilities
Payable for investments purchased	$ 213,833
Payable for fund shares redeemed	115
Distribution fees payable	617
Other payables and accrued expenses	26,667
Total liabilities		241,232
Net Assets		$ 4,190,634
Net Assets consist of:
Paid in capital		$ 5,092,440
Distributions in excess of net investment income		(1,260)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,088,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		187,778
Net Assets		$ 4,190,634
Initial Class: Net Asset Value, offering price and redemption price per share ($338,051 ÷ 49,186 shares)		$6.87
Service Class: Net Asset Value, offering price and redemption price per share ($1,018,729 ÷ 148,593 shares)		$6.86
Service Class 2: Net Asset Value, offering price and redemption price per share ($2,833,854 ÷ 413,479 shares)		$6.85

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,010
Interest		3,894
Total income		26,904
Expenses
Management fee	$ 9,284
Transfer agent fees	1,224
Distribution fees	3,084
Accounting fees and expenses	30,000
Non-interested trustees' compensation	5
Custodian fees and expenses	13,436
Audit	14,449
Legal	9
Miscellaneous	50
Total expenses before reductions	71,541
Expense reductions	(45,796)	25,745
Net investment income		1,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(913,067)
Foreign currency transactions	(431)	(913,498)
Change in net unrealized appreciation (depreciation) on:
Investment securities	293,439
Assets and liabilities in foreign currencies	(31)	293,408
Net gain (loss)		(620,090)
Net increase (decrease) in net assets resulting from operations		$ (618,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	September 25, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 1,159	$ 1,390
Net realized gain (loss)	(913,498)	(174,950)
Change in net unrealized appreciation (depreciation)	293,408	(105,630)
Net increase (decrease) in net assets resulting from operations	(618,931)	(279,190)
Distributions to shareholders From net investment income	(2,421)	-
In excess of net investment income	(1,262)	-
Total distributions	(3,683)	-
Share transactions - net increase (decrease)	2,206,589	2,885,849
Total increase (decrease) in net assets	1,583,975	2,606,659
Net Assets
Beginning of period	2,606,659	-
End of period (including under (over) distribution of net investment income of $(1,260) and $1,264, respectively)	$ 4,190,634	$ 2,606,659

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	19,182	$ 138,936	30,001	$ 300,008
Reinvested	36	300	-	-
Redeemed	(33)	(226)	-	-
Net increase (decrease)	19,185	$ 139,010	30,001	$ 300,008
Service Class Sold	173,369	$ 1,238,586	157,395	$ 1,497,499
Reinvested	118	992	-	-
Redeemed	(119,025)	(858,175)	(63,264)	(583,157)
Net increase (decrease)	54,462	$ 381,403	94,131	$ 914,342
Service Class 2 Sold	249,147	$ 1,797,020	182,014	$ 1,673,653
Reinvested	285	2,391	-	-
Redeemed	(17,731)	(113,235)	(236)	(2,154)
Net increase (decrease)	231,701	$ 1,686,176	181,778	$ 1,671,499
Distributions From net investment income Initial Class		$ 197		$ -
Service Class		653		-
Service Class 2		1,573		-
Total		$ 2,423		$ -
In excess of net investment income Initial Class		$ 103		$ -
Service Class		339		-
Service Class 2		818		-
Total		$ 1,260		$ -
		$ 3,683		$ -

A Share transactions are for the period September 25, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capitial Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.65)	(1.49)
Total from investment operations	(1.64)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.87	$ 8.52
Total Return B, C	(19.27)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 256
Ratio of expenses to average net assets before expense reductions	4.28% A	10.18% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.42% A, F	1.50% A
Ratio of net investment income to average net assets	.26% A	.47% A
Portfolio turnover rate	611% A	295% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.66)	(1.49)
Total from investment operations	(1.65)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.86	$ 8.52
Total Return B, C	(19.39)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019	$ 802
Ratio of expenses to average net assets before expense reductions	4.39% A	10.30% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.52% A, F	1.60% A
Ratio of net investment income to average net assets	.16% A	.36% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.00	.00
Net realized and unrealized gain (loss)	(1.66)	(1.48)
Total from investment operations	(1.66)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.85	$ 8.52
Total Return B, C	(19.50)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834	$ 1,549
Ratio of expenses to average net assets before expense reductions	4.54% A	10.49% A, G
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.67% A, F	1.75% A
Ratio of net investment income to average net assets	.02% A	.21% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	10.39%	12.02%	15.43%
Russell 3000® Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $42,001 - a 320.01% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2001, the fund slightly underperformed the Russell 3000® Value Index, which returned -0.34%, but beat the -1.79% return of the Lipper Inc. variable annuity equity income funds average. For the 12-month period that ended June 30, 2001, the fund slightly underperformed the Russell index's return of 11.64% and topped the Lipper peer group's 6.79% return.

Q. What was the investing environment like during the six-month period?

A. It was a tough environment for diversified equity funds, with very few places to hide from the effects of a weakening economy. Though more insulated from economic woes than the growth side of the market, larger-cap value stocks had rather flat performance during the period due to a continuing cycle of downward revisions for corporate earnings. Throughout the period, it became more apparent that the economy was in worse shape than previously anticipated. A key issue was the broad-based impact of the weakening economy on virtually every sector, compared to last year's rather narrow hit on technology issues. Within this environment, the fund's value orientation helped relative to the peer group, but stock selection in pharmaceuticals and the fund's higher weighting in energy stocks held back performance compared to the Russell index.

Q. Pharmaceutical companies appeared to have had a particularly difficult time. What accounted for their poor performance?

A. HMOs, consumers and even the government have become more adversarial toward pharmaceutical companies. The Food and Drug Administration's switch to a more discerning posture in new drug application approvals has made new drug introductions slower than expected. Meanwhile, old patents are expiring, changing the outlook for this industry, with the assumption that future growth will probably be slower than in the past. Fund holdings Bristol-Myers Squibb, Merck, Schering-Plough and Eli Lily all were negatively affected by these changes. I sold off a portion of the fund's pharmaceutical holdings to take profits late last year, and the fund now holds a more moderate weighting in these stocks.

Q. Which stocks helped the fund's performance during the period?

A. During the past few months, I became more interested in technology issues, a number of which began to look attractively valued. Microsoft and IBM were two examples of larger-cap technology stocks that bucked the down trend and performed well during the period. Microsoft benefited from recent favorable court rulings and anticipation of the company's new releases of software for small businesses. Meanwhile, IBM continued to meet earnings expectations and delivered better relative stock performance than many of its competitors.

Q. Financial stocks accounted for the portfolio's largest weighting. How did they do?

A. It was a mixed bag. Good performers included Bank of America, a long-term fund holding, which successfully integrated its merger with NationsBank and realized benefits in savings through cost consolidation. Household International, a consumer financing company, benefited from positive demand trends that produced better-than-expected earnings growth. Interest-rate cuts also gave the company an immediate positive impact on its borrowing costs. On the down side, American Express, Bank of New York and Wells Fargo all had disappointing performance. American Express' credit card business suffered from lower-than-expected growth in business travel and entertainment expenditures, and its investment arm was hurt by a weaker stock market. Bank of New York's custody and processing business was affected by slowing growth in assets from its mutual fund and investment management clients. Along with most of its counterparts, Wells Fargo's venture capital business lost money and the company had to take write-downs.

Q. What's your outlook, Steve?

A. I believe that, over time, lower interest rates should eventually have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Because value stocks generally held their value during the first half of the year - even though earnings expectations were down dramatically across the board - it's an indication that the environment for these stocks was not as negative as many thought. These factors make me optimistic about the long-term prospects for value stocks, and I have positioned the fund with an eye to the economy's eventual recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks reasonable income while maintaining a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2001, more than $10.8 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.7%
Johnson Controls, Inc.	284,700	$ 20,632,209
Snap-On, Inc.	1,102,000	26,624,320
TRW, Inc.	801,700	32,869,700
		80,126,229
Automobiles - 0.2%
Ford Motor Co.	854,200	20,970,610
Hotels Restaurants & Leisure - 1.7%
Mandalay Resort Group (a)	793,600	21,744,640
McDonald's Corp.	1,594,000	43,133,640
MGM Mirage, Inc. (a)	1,249,270	37,428,129
Park Place Entertainment Corp. (a)	1,302,900	15,765,090
Six Flags, Inc. (a)	1,086,356	22,856,930
Starwood Hotels & Resorts Worldwide, Inc. unit	1,017,381	37,927,964
		178,856,393
Household Durables - 0.8%
Black & Decker Corp.	595,500	23,498,430
Fortune Brands, Inc.	676,000	25,931,360
Maytag Corp.	991,520	29,011,875
Whirlpool Corp.	182,300	11,393,750
		89,835,415
Media - 3.7%
Clear Channel Communications, Inc. (a)	813,500	51,006,450
Fox Entertainment Group, Inc. Class A (a)	1,251,600	34,919,640
Gannett Co., Inc.	136,400	8,988,760
News Corp. Ltd. sponsored ADR	729,701	25,665,024
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	39,022,461
Tribune Co.	710,500	28,427,105
Viacom, Inc. Class B (non-vtg.) (a)	3,344,218	173,063,282
Walt Disney Co.	1,342,900	38,796,381
		399,889,103
Multiline Retail - 1.8%
Big Lots, Inc. (a)	2,020,156	27,635,738
Costco Wholesale Corp. (a)	459,290	19,258,030
Dillards, Inc. Class A	432,800	6,608,856
Federated Department Stores, Inc. (a)	953,000	40,502,500
JCPenney Co., Inc.	232,600	6,131,336
Kmart Corp. (a)	454,800	5,216,556
Sears, Roebuck & Co.	285,200	12,066,812
Target Corp.	1,166,100	40,347,060
Wal-Mart Stores, Inc.	629,300	30,709,840
		188,476,728
Specialty Retail - 1.7%
AutoNation, Inc.	689,800	8,001,680
Charming Shoppes, Inc. (a)	612,800	3,744,208
Gap, Inc.	1,713,600	49,694,400

	Shares	Value (Note 1)
Office Depot, Inc. (a)	2,062,900	$ 21,412,902
Pep Boys-Manny, Moe & Jack	450,800	5,062,484
Staples, Inc. (a)	3,626,562	54,470,961
The Limited, Inc.	2,635,400	43,536,808
		185,923,443
Textiles & Apparel - 0.1%
Kellwood Co.	612,840	14,156,604
TOTAL CONSUMER DISCRETIONARY		1,158,234,525
CONSUMER STAPLES - 5.2%
Beverages - 0.1%
PepsiCo, Inc.	352,800	15,593,760
Food & Drug Retailing - 0.0%
Rite Aid Corp. warrants 6/27/06 (a)(g)	25,358	126,790
Food Products - 0.8%
ConAgra Foods, Inc.	906,700	17,961,727
H.J. Heinz Co.	454,600	18,588,594
Kellogg Co.	68,400	1,983,600
Kraft Foods, Inc. Class A	412,700	12,793,700
Tyson Foods, Inc. Class A	339,900	3,130,479
Unilever PLC	3,307,614	28,445,501
		82,903,601
Household Products - 1.4%
Kimberly-Clark Corp.	1,042,700	58,286,930
Procter & Gamble Co.	1,236,800	78,907,840
The Dial Corp.	712,800	10,157,400
		147,352,170
Personal Products - 1.2%
Avon Products, Inc.	915,600	42,373,968
Gillette Co.	3,178,120	92,133,699
		134,507,667
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,559,700	180,654,775
TOTAL CONSUMER STAPLES		561,138,763
ENERGY - 12.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,543,000
Halliburton Co.	2,896,500	103,115,400
Schlumberger Ltd. (NY Shares)	984,000	51,807,600
		210,466,000
Oil & Gas - 10.4%
BP PLC sponsored ADR	3,305,342	164,771,299
Burlington Resources, Inc.	238,900	9,544,055
Chevron Corp.	976,471	88,370,626
CNOOC Ltd. sponsored ADR	258,900	4,906,155
Conoco, Inc.:
Class A	788,400	22,232,880
Class B	2,354,415	68,042,594
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 15,433,145
Exxon Mobil Corp.	4,402,718	384,577,417
Royal Dutch Petroleum Co. (NY Shares)	1,840,400	107,240,108
TotalFinaElf SA:
Series B	448,000	62,746,880
sponsored ADR	2,183,396	153,274,399
USX - Marathon Group	1,621,100	47,838,661
		1,128,978,219
TOTAL ENERGY		1,339,444,219
FINANCIALS - 27.6%
Banks - 9.5%
Bank of America Corp.	2,438,190	146,364,546
Bank of New York Co., Inc.	3,077,800	147,734,400
Bank One Corp.	2,266,538	81,142,060
Comerica, Inc.	1,601,800	92,263,680
First Union Corp.	1,753,222	61,257,577
FleetBoston Financial Corp.	1,786,800	70,489,260
Mellon Financial Corp.	2,266,900	104,277,400
PNC Financial Services Group, Inc.	504,800	33,210,792
U.S. Bancorp	4,855,638	110,659,990
Washington Mutual, Inc.	333,900	12,537,945
Wells Fargo & Co.	3,612,000	167,705,160
		1,027,642,810
Diversified Financials - 14.0%
American Express Co.	2,728,816	105,878,061
Brascan Corp. Class A (ltd. vtg.)	2,213,200	38,036,634
Charles Schwab Corp.	1,432,400	21,915,720
Citigroup, Inc.	7,879,120	416,332,675
Fannie Mae	4,762,300	405,509,845
Freddie Mac	851,500	59,605,000
Household International, Inc.	2,289,547	152,712,785
J.P. Morgan Chase & Co.	3,879,950	173,045,770
Merrill Lynch & Co., Inc.	108,400	6,422,700
Morgan Stanley Dean Witter & Co.	1,384,000	88,894,320
Nomura Securities Co. Ltd.	1,622,000	31,082,263
Washington Mutual Capital Trust unit (a)(e)	339,000	18,136,500
		1,517,572,273
Insurance - 3.2%
ACE Ltd.	1,474,100	57,622,569
Allstate Corp.	666,500	29,319,335
American International Group, Inc.	590,950	50,821,700
Conseco, Inc.	1,497,300	20,438,145
Hartford Financial Services Group, Inc.	1,490,300	101,936,520
Highlands Insurance Group, Inc. (a)	371,100	1,799,835

	Shares	Value (Note 1)
Marsh & McLennan Companies, Inc.	192,300	$ 19,422,300
The Chubb Corp.	314,100	24,320,763
The St. Paul Companies, Inc.	323,500	16,398,215
UnumProvident Corp.	682,100	21,909,052
		343,988,434
Real Estate - 0.9%
Crescent Real Estate Equities Co.	810,400	19,911,528
Duke-Weeks Realty Corp.	434,622	10,800,357
Equity Office Properties Trust	524,500	16,589,935
Equity Residential Properties Trust (SBI)	649,500	36,729,225
Public Storage, Inc.	609,700	18,077,605
		102,108,650
TOTAL FINANCIALS		2,991,312,167
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	680,800	24,365,832
Guidant Corp. (a)	865,680	31,164,480
		55,530,312
Health Care Providers & Services - 0.6%
HCA - The Healthcare Co.	671,450	30,342,826
McKesson HBOC, Inc.	943,200	35,011,584
		65,354,410
Pharmaceuticals - 4.6%
American Home Products Corp.	648,000	37,869,120
Bristol-Myers Squibb Co.	2,674,200	139,860,660
Eli Lilly & Co.	1,789,700	132,437,800
Merck & Co., Inc.	1,583,100	101,175,921
Sanofi-Synthelabo SA	91,800	6,044,479
Schering-Plough Corp.	2,129,530	77,174,167
		494,562,147
TOTAL HEALTH CARE		615,446,869
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.4%
Boeing Co.	465,400	25,876,240
General Dynamics Corp.	505,700	39,348,517
Honeywell International, Inc.	1,758,825	61,541,287
Lockheed Martin Corp.	767,900	28,450,695
Raytheon Co.	576,500	15,306,075
United Technologies Corp.	1,195,400	87,575,004
		258,097,818
Building Products - 0.3%
Masco Corp.	1,265,800	31,594,368
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	410,900	20,976,445
IMS Health, Inc.	1,368,800	39,010,800
New England Business Service, Inc.	207,200	3,978,240
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. (a)	9,540	$ 77,751
Per-Se Technologies, Inc. warrants 7/8/03 (a)	12,807	0
Pitney Bowes, Inc.	1,582,000	66,633,840
R.R. Donnelley & Sons Co.	535,300	15,898,410
Republic Services, Inc. (a)	826,400	16,404,040
Viad Corp.	775,800	20,481,120
		183,460,646
Electrical Equipment - 0.2%
Rockwell International Corp.	485,000	18,488,200
Industrial Conglomerates - 5.3%
General Electric Co.	5,731,040	279,388,200
Minnesota Mining & Manufacturing Co.	326,300	37,230,830
Textron, Inc.	1,527,400	84,068,096
Tyco International Ltd.	3,126,846	170,413,107
		571,100,233
Machinery - 2.9%
Briggs & Stratton Corp.	49,700	2,092,370
Caterpillar, Inc.	1,367,900	68,463,395
CNH Global NV	60,800	360,544
Deere & Co.	1,467,850	55,558,123
Eaton Corp.	428,300	30,023,830
Illinois Tool Works, Inc.	514,400	32,561,520
Ingersoll-Rand Co.	1,074,144	44,254,733
Kennametal, Inc.	513,334	18,942,025
Navistar International Corp. (a)	387,600	10,903,188
Parker-Hannifin Corp.	1,047,700	44,464,388
Pentair, Inc.	300,200	10,146,760
		317,770,876
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	2,998,700	90,470,779
CSX Corp.	660,400	23,932,896
Norfolk Southern Corp.	410,900	8,505,630
Union Pacific Corp.	1,015,900	55,783,069
		178,692,374
TOTAL INDUSTRIALS		1,559,204,515
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.3%
Motorola, Inc.	1,890,400	31,305,024
Computers & Peripherals - 2.4%
Compaq Computer Corp.	2,255,200	34,933,048
Dell Computer Corp. (a)	2,266,600	61,424,860
Hewlett-Packard Co.	1,766,500	50,521,900

	Shares	Value (Note 1)
International Business Machines Corp.	806,600	$ 91,145,800
NCR Corp. (a)	412,200	19,373,400
		257,399,008
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	357,200	8,676,388
Avnet, Inc.	851,730	19,095,787
Thermo Electron Corp. (a)	1,295,400	28,524,708
		56,296,883
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	702,000	24,289,200
Unisys Corp. (a)	1,820,017	26,772,450
		51,061,650
Semiconductor Equipment & Products - 0.6%
Intel Corp.	1,948,400	59,406,716
National Semiconductor Corp. (a)	408,000	11,880,960
		71,287,676
Software - 0.8%
Computer Associates International, Inc.	838,900	30,200,400
Microsoft Corp. (a)	786,400	56,628,664
		86,829,064
TOTAL INFORMATION TECHNOLOGY		554,179,305
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	7,701,624
Crompton Corp.	783,351	8,538,526
Dow Chemical Co.	1,112,300	36,983,975
E.I. du Pont de Nemours and Co.	1,072,649	51,744,588
Great Lakes Chemical Corp.	1,060,100	32,704,085
Hercules Trust II unit (a)	15,700	6,515,500
Hercules, Inc.	649,700	7,341,610
IMC Global, Inc.	1,119,500	11,418,900
Millennium Chemicals, Inc.	853,650	12,847,433
Olin Corp.	712,700	12,108,773
PolyOne Corp.	979,200	10,193,472
Praxair, Inc.	1,203,612	56,569,764
Solutia, Inc.	1,862,800	23,750,700
		278,418,950
Containers & Packaging - 0.3%
Ball Corp.	254,479	12,103,021
Smurfit-Stone Container Corp. (a)	1,134,900	17,738,487
		29,841,508
Metals & Mining - 1.7%
Alcoa, Inc.	2,163,016	85,222,830
Allegheny Technologies, Inc.	459,450	8,311,451
Dofasco, Inc.	926,300	14,928,481
Newmont Mining Corp.	446,300	8,305,643
Nucor Corp.	540,900	26,444,601
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Pechiney SA Series A	351,311	$ 17,908,430
Phelps Dodge Corp.	556,500	23,094,750
		184,216,186
Paper & Forest Products - 1.2%
Bowater, Inc.	798,600	35,729,364
Georgia-Pacific Group	1,454,500	49,234,825
International Paper Co.	542,500	19,367,250
Weyerhaeuser Co.	469,900	25,830,403
		130,161,842
TOTAL MATERIALS		622,638,486
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T Corp.	3,251,121	71,524,662
BellSouth Corp.	4,583,199	184,565,424
British Telecommunications PLC sponsored ADR	113,700	7,350,705
Korea Telecom sponsored ADR	103,000	2,263,940
Qwest Communications International, Inc.	965,260	30,762,836
SBC Communications, Inc.	5,353,193	214,448,912
Verizon Communications	2,592,502	138,698,857
		649,615,336
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	997,100	46,036,107
Cinergy Corp.	415,000	14,504,250
DPL, Inc.	99,554	2,883,084
Entergy Corp.	2,434,600	93,464,294
Niagara Mohawk Holdings, Inc. (a)	1,682,100	29,756,349
Northeast Utilities	491,200	10,192,400
Southern Co.	1,054,600	24,519,450
		221,355,934
Gas Utilities - 0.1%
Kinder Morgan Management LLC	113,600	7,781,600
Multi-Utilities - 0.2%
SCANA Corp.	722,500	20,519,000
TOTAL UTILITIES		249,656,534
TOTAL COMMON STOCKS (Cost $7,879,050,126)		10,300,870,719
Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	$ 11,846,200
Media - 0.3%
Cox Communications, Inc. $6.858 PRIZES	154,200	8,812,530
MediaOne Group, Inc. (Vodafone Group PLC):
$3.04 PIES	317,100	8,442,788
$3.63 PIES	213,500	12,302,938
		29,558,256
TOTAL CONSUMER DISCRETIONARY		41,404,456
FINANCIALS - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	17,680,140
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	177,700	8,640,663
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (e)	111,200	5,636,450
TOTAL INDUSTRIALS		14,277,113
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	227,800	12,005,060
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	11,816,442
UTILITIES - 0.3%
Electric Utilities - 0.2%
TXU Corp. $1.6575 PRIDES	398,400	17,928,000
Gas Utilities - 0.1%
NiSource, Inc. $3.875 PIES	299,300	14,815,350
TOTAL UTILITIES		32,743,350
TOTAL CONVERTIBLE PREFERRED STOCKS		129,926,561
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	25,523	$ 2,718,200
TOTAL PREFERRED STOCKS (Cost $136,749,036)		132,644,761
Corporate Bonds - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 0% 2/2/21	Baa3	$ 15,369,000	5,575,720
Media - 0.4%
Adelphia Communications Corp. 6% 2/15/06	B3	9,440,000	9,102,048
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	11,048,842
Liberty Media Corp.3.5% 1/15/31 (e)	Baa3	11,400,000	8,892,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	Baa3	22,670,000	11,391,675
			40,434,565
Specialty Retail - 0.1%
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (e)	A3	7,800,000	5,511,012
Venator Group, Inc. 5.5% 6/1/08 (e)	B2	2,850,000	3,313,125
			8,824,137
TOTAL CONSUMER DISCRETIONARY			54,834,422
FINANCIALS - 0.5%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (e)	-	3,680,000	3,836,400
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	5,340,000	4,545,675
Real Estate - 0.4%
Liberty Property LP 8.3% 7/6/01	Baa3	27,685,000	40,420,100
TOTAL FINANCIALS			48,802,175

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (e)	Ba1	$ 1,370,000	$ 1,448,775
SPX Corp. liquid yield option note 0% 2/6/21 (e)	Ba3	19,570,000	13,180,395
			14,629,170
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Quantum Corp. 7% 8/1/04	B2	7,730,000	6,362,795
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (e)	B2	6,720,000	5,409,600
TOTAL INFORMATION TECHNOLOGY			11,772,395
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (e)	B1	13,390,000	8,167,900
5.25% 1/15/10	B1	6,710,000	4,093,100
			12,261,000
TOTAL CONVERTIBLE BONDS			142,299,162
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	570,000	347,700
Hotels Restaurants & Leisure - 0.1%
Domino's, Inc. 10.375% 1/15/09	B3	840,000	858,900
Extended Stay America, Inc. 9.875% 6/15/11 (e)	B2	800,000	794,000
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	900,000	909,000
Park Place Entertainment Corp. 8.125% 5/15/11 (e)	Ba2	1,115,000	1,106,638
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	940,000	958,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,175,000	1,257,250
			5,884,588
Household Durables - 0.0%
American Greetings Corp. 11.75% 7/15/08 (e)	Ba3	60,000	58,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 1,005,000	$ 934,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10 (d)	B2	2,475,000	1,658,250
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	3,760,000	2,105,600
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	240,000	240,000
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	800,000	798,000
Radio One, Inc. 8.875% 7/1/11 (e)	B3	1,190,000	1,190,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	15,000	11,550
Telewest PLC yankee 11% 10/1/07	B2	2,905,000	2,411,150
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	1,115,000	334,500
United Pan-Europe Communications NV yankee 0% 2/1/10 (d)	Caa1	1,335,000	220,275
			9,903,975
Multiline Retail - 0.0%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	110,000	91,300
6.9% 8/15/26	Ba2	240,000	230,400
7.375% 6/15/04	Ba2	110,000	105,050
7.375% 8/15/08	Ba2	130,000	115,700
7.4% 4/1/37	Ba2	115,000	105,800
			648,250
TOTAL CONSUMER DISCRETIONARY			16,842,563
CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06 (e)	-	1,285,000	1,387,800
ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	1,885,000	1,762,475

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 1,055,000	$ 1,076,100
CanWest Media, Inc. 10.625% 5/15/11 (e)	B2	785,000	794,813
			1,870,913
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	705,600
TOTAL FINANCIALS			2,576,513
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 9.25% 4/15/11 (e)	B2	640,000	656,000
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	1,195,000	1,224,875
			1,880,875
INDUSTRIALS - 0.0%
Building Products - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	1,005,000	1,005,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	1,125,000	1,068,750
MATERIALS - 0.0%
Chemicals - 0.0%
IMC Global, Inc. 10.875% 6/1/08 (e)	Ba1	735,000	727,650
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	840,000	840,000
			1,567,650
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	110,000	110,550
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	680,000	670,820
TOTAL MATERIALS			2,349,020
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	835,000	642,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc. 0% 5/1/08 (d)	B3	$ 1,625,000	$ 1,283,750
			1,926,700
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09 (e)	B3	985,000	920,975
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,965,000	1,955,175
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	2,535,000	1,673,100
Nextel International, Inc. 0% 4/15/08 (d)	Caa1	2,010,000	462,300
			5,011,550
TOTAL TELECOMMUNICATION SERVICES			6,938,250
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp.:
8% 12/31/08	Ba1	1,295,000	1,223,775
9.375% 9/15/10	Ba1	1,100,000	1,100,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	915,000	823,500
6.25% 3/1/04	B3	375,000	326,250
6.75% 10/1/23	B3	1,120,000	884,800
			4,358,325
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	875,000	875,000
TOTAL UTILITIES			5,233,325
TOTAL NONCONVERTIBLE BONDS			41,044,571
TOTAL CORPORATE BONDS (Cost $186,978,655)			183,343,733
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (f)	B2	550,000	473,000
Tranche C term loan 8.34% 6/30/08 (f)	B2	550,000	473,000
			946,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (f)	Ba3	$ 846,483	$ 840,134
Tranche C term loan 6.9399% 7/21/07 (f)	Ba3	1,015,779	1,008,161
			1,848,295
TOTAL FLOATING RATE LOANS (Cost $2,639,811)			2,794,295
Cash Equivalents - 1.8%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	161,485,669	161,485,669
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	33,305,019	33,305,019
TOTAL CASH EQUIVALENTS (Cost $194,790,688)		194,790,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,400,208,316)	10,814,444,196
NET OTHER ASSETS - 0.0%	3,641,659
NET ASSETS - 100%	$ 10,818,085,855
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,105,783 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 126,790
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,452,929,488 and $1,184,533,055.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $91,060 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,790 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,040,000. The weighted average interest rate was 5.24%. Interest expense includes $1,024 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $4,526,000. The weighted average interest rate was 5.31%. Interest expense includes $2,669 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,794,295 or 0.0% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,404,424,411. Net unrealized appreciation aggregated $2,410,019,785, of which $2,981,360,293 related to appreciated investment securities and $571,340,508 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,998,816) (cost $8,400,208,316) - See accompanying schedule		$ 10,814,444,196
Receivable for investments sold		24,291,668
Receivable for fund shares sold		18,905,919
Dividends receivable		13,086,351
Interest receivable		3,724,665
Other receivables		34,744
Total assets		10,874,487,543
Liabilities
Payable for investments purchased	$ 12,626,037
Payable for fund shares redeemed	5,354,650
Accrued management fee	4,343,235
Distribution fees payable	87,182
Other payables and accrued expenses	685,565
Collateral on securities loaned, at value	33,305,019
Total liabilities		56,401,688
Net Assets		$ 10,818,085,855
Net Assets consist of:
Paid in capital		$ 8,134,172,386
Undistributed net investment income		76,429,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		193,310,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,414,173,282
Net Assets		$ 10,818,085,855
Initial Class: Net Asset Value, offering price and redemption price per share ($9,933,097,284 ÷ 418,816,835 shares)		$23.72
Service Class: Net Asset Value, offering price and redemption price per share ($759,757,518 ÷ 32,121,573 shares)		$23.65
Service Class 2: Net Asset Value, offering price and redemption price per share ($125,231,053 ÷ 5,309,462 shares)		$23.59

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 99,021,916
Interest		8,468,944
Security lending		187,200
		107,678,060
Less foreign taxes withheld		(1,931,040)
Total income		105,747,020
Expenses
Management fee	$ 25,312,029
Transfer agent fees	3,499,175
Distribution fees	434,255
Accounting and security lending fees	447,524
Non-interested trustees' compensation	5,454
Custodian fees and expenses	92,466
Registration fees	4,929
Audit	33,536
Legal	27,406
Interest	3,693
Reports to shareholders	952,176
Miscellaneous	3,532
Total expenses before reductions	30,816,175
Expense reductions	(757,519)	30,058,656
Net investment income		75,688,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	198,780,684
Foreign currency transactions	(100,930)	198,679,754
Change in net unrealized appreciation (depreciation) on:
Investment securities	(381,248,460)
Assets and liabilities in foreign currencies	(35,598)	(381,284,058)
Net gain (loss)		(182,604,304)
Net increase (decrease) in net assets resulting from operations		$ (106,915,940)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 75,688,364	$ 172,079,690
Net realized gain (loss)	198,679,754	500,168,037
Change in net unrealized appreciation (depreciation)	(381,284,058)	94,926,588
Net increase (decrease) in net assets resulting from operations	(106,915,940)	767,174,315
Distributions to shareholders From net investment income	(175,168,717)	(187,986,087)
From net realized gain	(493,630,239)	(694,753,499)
Total distributions	(668,798,956)	(882,739,586)
Share transactions - net increase (decrease)	949,906,874	(692,163,922)
Total increase (decrease) in net assets	174,191,978	(807,729,193)
Net Assets
Beginning of period	10,643,893,877	11,451,623,070
End of period (including undistributed net investment income of $76,429,853 and $170,138,206, respectively)	$ 10,818,085,855	$ 10,643,893,877

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	49,070,831	$ 1,173,373,633	45,973,673	$ 1,098,402,964
Reinvested	25,863,824	625,387,254	38,143,296	847,544,035
Redeemed	(46,687,585)	(1,109,454,422)	(121,903,326)	(2,861,778,639)
Net increase (decrease)	28,247,070	$ 689,306,465	(37,786,357)	$ (915,831,640)
Service Class Sold	6,895,101	$ 164,018,051	9,905,652	$ 235,854,814
Reinvested	1,673,998	40,376,818	1,585,963	35,176,653
Redeemed	(1,392,544)	(32,407,189)	(3,590,373)	(84,741,881)
Net increase (decrease)	7,176,555	$ 171,987,680	7,901,242	$ 186,289,586
Service Class 2 A Sold	3,908,816	$ 92,463,010	1,666,464	$ 39,694,526
Reinvested	126,086	3,034,884	852	18,898
Redeemed	(295,865)	(6,885,165)	(96,891)	(2,335,292)
Net increase (decrease)	3,739,037	$ 88,612,729	1,570,425	$ 37,378,132
Distributions From net investment income Initial Class		$ 164,164,158		$ 180,623,926
Service Class		10,221,979		7,358,208
Service Class 2 A		782,580		3,953
Total		$ 175,168,717		$ 187,986,087
From net realized gain Initial Class		$ 461,223,096		$ 666,920,109
Service Class		30,154,839		27,818,445
Service Class 2 A		2,252,304		14,945
Total		$ 493,630,239		$ 694,753,499
		$ 668,798,956		$ 882,739,586

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.17 D	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	(.37)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	(.20)	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.42)	(.44) G	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 23.72	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	(.90)%	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,933,097	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.58% A	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after all expense reductions	.56% A, F	.55% F	.56% F	.57% F	.57% F	.56% F
Ratio of net investment income to average net assets	1.45% A	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	23% A	22%	27%	28%	44%	186%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.16	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(.38)	1.46	1.11	2.31	.78
Total from investment operations	(.22)	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.40)	(.43) G	(.38)	(.34)	-
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(1.58)	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 23.65	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	(.99)%	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 759,758	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.68% A	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after all expense reductions	.66% A, F	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.35% A	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	23% A	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income D	.14	.32
Net realized and unrealized gain (loss)	(.37)	1.95
Total from investment operations	(.23)	2.27
Less Distributions
From net investment income	(.41)	(.43) G
From net realized gain	(1.18)	(1.61) G
Total distributions	(1.59)	(2.04)
Net asset value, end of period	$ 23.59	$ 25.41
Total Return B, C	(1.03)%	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 125,231	$ 39,911
Ratio of expenses to average net assets	.84% A	.83% A
Ratio of expenses to average net assets after all expense reductions	.82% A, F	.82% A, F
Ratio of net investment income to average net assets	1.19% A	1.41% A
Portfolio turnover rate	23% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	-23.47%	14.55%	17.21%
Russell 3000 ® Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,941 - a 389.41% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jennifer Uhrig, Portfolio Manager of Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2001, the fund outperformed both the Russell 3000 ® Growth Index - which returned -13.25% - and the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund topped the -35.31% return of the Russell index, but trailed its Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. The past six months were an unusually tough environment for growth stocks, as many of the excesses of the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweightings in these two groups during the period helped its performance. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find oil and natural gas as easily exploitable reserves are becoming depleted. This mega-trend benefits companies that supply equipment and services for drilling. We saw a strong period for these companies as high oil and gas prices stimulated drilling activity. Weatherford International and Smith International were two stocks that performed well. However, I expect to see volatile shorter-term cycles within this longer-term trend as increased supply temporarily depresses prices and drilling activity declines. Hence, I don't regard energy services as a buy-and-hold group. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period. Why?

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Q. Which other stocks performed well during the period? Which holdings proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail stock rally, but Home Depot also performed well. Other disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively during the next few months. We're in a falling interest-rate environment - with no signs of inflation - and I think the Federal Reserve Board ultimately will be successful at stimulating the economy. That said, I'm optimistic about companies that are economically sensitive, including technology, and will look to increase the fund's cyclical exposure as evidence of a recovery becomes more apparent.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2001, more than $15.2 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,970,550	$ 50,938,718
Darden Restaurants, Inc.	802,100	22,378,590
Harrah's Entertainment, Inc. (a)	1,177,200	41,555,160
McDonald's Corp.	2,833,100	76,663,686
Outback Steakhouse, Inc. (a)	873,910	25,168,608
Tricon Global Restaurants, Inc. (a)	1,726,850	75,808,715
Wendy's International, Inc.	553,200	14,128,728
		306,642,205
Household Durables - 1.4%
Black & Decker Corp.	616,140	24,312,884
Centex Corp.	268,400	10,937,300
D.R. Horton, Inc.	822,600	18,673,020
Lennar Corp.	393,700	16,417,290
Maytag Corp.	817,300	23,914,198
Nintendo Co. Ltd.	94,200	17,145,125
Pulte Homes, Inc.	680,000	28,988,400
Sony Corp.	1,270,900	83,625,218
		224,013,435
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	2,178,300	31,476,435
Mattel, Inc.	4,868,300	92,108,236
		123,584,671
Media - 5.6%
AOL Time Warner, Inc. (a)	8,481,052	449,495,756
AT&T Corp. - Liberty Media Group Class A (a)	2,907,780	50,857,072
Clear Channel Communications, Inc. (a)	1,372,000	86,024,400
Comcast Corp. Class A (special) (a)	804,600	34,959,870
Cox Communications, Inc. Class A (a)	1,367,800	60,593,540
Fox Entertainment Group, Inc. Class A (a)	347,600	9,698,040
United Pan-Europe Communications NV sponsored ADR (a)	2,089,700	5,307,838
UnitedGlobalCom, Inc. Class A (a)	928,200	8,019,648
Viacom, Inc. Class B (non-vtg.) (a)	2,884,125	149,253,469
		854,209,633
Multiline Retail - 2.8%
Costco Wholesale Corp. (a)	745,000	31,237,850
Dillards, Inc. Class A	1,254,130	19,150,565
Family Dollar Stores, Inc.	534,300	13,694,109
Federated Department Stores, Inc. (a)	576,300	24,492,750
JCPenney Co., Inc.	1,048,800	27,646,368
Kmart Corp. (a)	5,336,600	61,210,802
Sears, Roebuck & Co.	985,480	41,695,659
Wal-Mart Stores, Inc.	4,184,800	204,218,240
		423,346,343
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A (a)	1,355,400	60,315,300
AutoZone, Inc. (a)	1,671,300	62,673,750
Best Buy Co., Inc. (a)	1,139,500	72,381,040
Gap, Inc.	2,774,300	80,454,700

	Shares	Value (Note 1)
Home Depot, Inc.	4,886,700	$ 227,475,885
Lowe's Companies, Inc.	726,700	52,722,085
O'Reilly Automotive, Inc. (a)	1,209,600	34,292,160
Toys 'R' Us, Inc. (a)	1,993,480	49,338,630
		639,653,550
TOTAL CONSUMER DISCRETIONARY		2,571,449,837
CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Pepsi Bottling Group, Inc.	1,168,200	46,844,820
PepsiAmericas, Inc.	1,031,800	13,722,940
PepsiCo, Inc.	841,600	37,198,720
The Coca-Cola Co.	3,686,700	165,901,500
		263,667,980
Food & Drug Retailing - 1.3%
CVS Corp.	1,110,400	42,861,440
Rite Aid Corp. (a)	5,999,590	53,996,310
Rite Aid Corp. (a)(d)	1,450,000	11,745,000
Walgreen Co.	2,666,260	91,052,779
		199,655,529
Food Products - 0.6%
Kraft Foods, Inc. Class A	1,482,900	45,969,900
Quaker Oats Co.	392,600	35,824,750
		81,794,650
Household Products - 0.7%
Kimberly-Clark Corp.	940,900	52,596,310
Procter & Gamble Co.	723,460	46,156,748
		98,753,058
Personal Products - 1.0%
Gillette Co.	5,347,000	155,009,530
Tobacco - 0.9%
Philip Morris Companies, Inc.	2,746,600	139,389,950
TOTAL CONSUMER STAPLES		938,270,697
ENERGY - 2.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,557,570	52,178,595
BJ Services Co. (a)	1,834,260	52,056,299
Coflexip SA sponsored ADR	776,900	50,226,585
Global Industries Ltd. (a)	1,904,900	24,992,288
Halliburton Co.	1,236,900	44,033,640
National-Oilwell, Inc. (a)	1,567,500	42,009,000
Smith International, Inc. (a)	765,750	45,868,425
Stolt Offshore SA (a)	1,796,600	22,935,237
Transocean Sedco Forex, Inc.	780,000	32,175,000
Varco International, Inc. (a)	1,421,000	26,444,810
Weatherford International, Inc. (a)	1,068,640	51,294,720
		444,214,599
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.5%
Banks - 2.8%
Bank of America Corp.	1,169,200	$ 70,187,076
Bank of New York Co., Inc.	355,100	17,044,800
Bank One Corp.	5,752,890	205,953,462
FleetBoston Financial Corp.	2,391,452	94,342,781
Mellon Financial Corp.	934,200	42,973,200
		430,501,319
Diversified Financials - 6.6%
American Express Co.	3,415,300	132,513,640
Capital One Financial Corp.	821,600	49,296,000
Charles Schwab Corp.	3,252,950	49,770,135
Citigroup, Inc.	3,152,710	166,589,196
Daiwa Securities Group, Inc.	6,397,000	66,934,612
Fannie Mae	918,500	78,210,275
Freddie Mac	942,600	65,982,000
Goldman Sachs Group, Inc.	265,800	22,805,640
J.P. Morgan Chase & Co.	833,800	37,187,480
MBNA Corp.	505,900	16,669,405
Merrill Lynch & Co., Inc.	918,500	54,421,125
Moody's Corp.	438,900	14,703,150
Morgan Stanley Dean Witter & Co.	812,000	52,154,760
Nikko Securities Co. Ltd.	9,697,000	77,672,408
Nomura Securities Co. Ltd.	4,062,000	77,839,799
State Street Corp.	756,200	37,424,338
		1,000,173,963
Insurance - 3.1%
ACE Ltd.	495,500	19,369,095
AFLAC, Inc.	2,002,420	63,056,206
Allstate Corp.	253,400	11,147,066
American General Corp.	1,794,800	83,368,460
American International Group, Inc.	1,836,946	157,977,356
Marsh & McLennan Companies, Inc.	438,600	44,298,600
MBIA, Inc.	1,098,900	61,186,752
Xl Capital Ltd. Class A	376,510	30,911,471
		471,315,006
TOTAL FINANCIALS		1,901,990,288
HEALTH CARE - 17.5%
Biotechnology - 4.0%
Abgenix, Inc. (a)	1,300,642	56,903,088
Alkermes, Inc. (a)	1,152,700	40,263,811
Amgen, Inc. (a)	2,820,500	175,012,025
Genentech, Inc. (a)	1,096,800	60,433,680
Geneva Proteomics (a)(d)	826,000	4,543,000
Human Genome Sciences, Inc. (a)	1,270,500	75,823,440
Medarex, Inc. (a)	1,687,600	39,709,228
Millennium Pharmaceuticals, Inc. (a)	2,537,680	86,027,352

	Shares	Value (Note 1)
Protein Design Labs, Inc. (a)	775,200	$ 65,194,320
QLT, Inc. (a)	389,100	7,710,040
		611,619,984
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	337,400	12,227,376
Guidant Corp. (a)	806,400	29,030,400
Medtronic, Inc.	3,269,800	150,443,498
		191,701,274
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	800,800	55,255,200
Health Management Associates, Inc. Class A (a)	88,600	1,864,144
McKesson HBOC, Inc.	3,290,300	122,135,936
Tenet Healthcare Corp. (a)	1,827,700	94,291,043
		273,546,323
Pharmaceuticals - 10.4%
American Home Products Corp.	2,649,200	154,819,248
Bristol-Myers Squibb Co.	2,785,400	145,676,420
Cambridge Antibody Technology Group PLC (a)	1,018,375	29,864,918
Elan Corp. PLC sponsored ADR (a)	1,553,350	94,754,350
Eli Lilly & Co.	2,824,500	209,013,000
Johnson & Johnson	2,166,500	108,325,000
Merck & Co., Inc.	2,154,160	137,672,366
Pfizer, Inc.	15,758,235	631,117,312
Pharmacia Corp.	1,448,100	66,540,195
Watson Pharmaceuticals, Inc. (a)	302,900	18,670,756
		1,596,453,565
TOTAL HEALTH CARE		2,673,321,146
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Goodrich Corp.	124,290	4,720,534
Airlines - 1.1%
AMR Corp. (a)	1,272,780	45,985,541
Continental Airlines, Inc. Class B (a)	834,300	41,089,275
Delta Air Lines, Inc.	989,200	43,603,936
Northwest Airlines Corp. (a)	1,447,500	34,233,375
		164,912,127
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	812,000	40,356,400
Concord EFS, Inc. (a)	632,400	35,123,496
DST Systems, Inc. (a)	264,900	13,960,230
		89,440,126
Construction & Engineering - 0.5%
Fluor Corp.	1,536,310	69,364,397
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	9,393,000	$ 46,543,248
Molex, Inc. Class A (non-vtg.)	26,600	783,370
		47,326,618
Industrial Conglomerates - 4.3%
General Electric Co.	11,994,200	584,717,250
Minnesota Mining & Manufacturing Co.	623,880	71,184,708
		655,901,958
Machinery - 0.1%
Illinois Tool Works, Inc.	313,900	19,869,870
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,812,800	54,692,176
Canadian National Railway Co.	1,527,210	61,955,904
Union Pacific Corp.	1,292,150	70,951,957
		187,600,037
TOTAL INDUSTRIALS		1,239,135,667
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	14,866,620	287,966,429
Comverse Technology, Inc. (a)	868,200	50,017,002
McDATA Corp.:
Class A (a)	1,219,500	24,329,025
Class B	317,400	7,204,980
Nortel Networks Corp.	1,716,500	15,602,985
QUALCOMM, Inc. (a)	1,979,300	112,721,135
Tellium, Inc.	22,500	382,950
		498,224,506
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	1,538,800	37,223,572
Compaq Computer Corp.	5,173,700	80,140,613
Dell Computer Corp. (a)	9,521,700	258,038,070
EMC Corp. (a)	3,004,740	87,287,697
Gateway, Inc. (a)	1,499,100	24,660,195
Hewlett-Packard Co.	2,696,400	77,117,040
International Business Machines Corp.	2,343,100	264,770,300
Lexmark International, Inc. Class A (a)	1,228,700	82,630,075
StorageNetworks, Inc.	1,365,700	23,134,958
Sun Microsystems, Inc. (a)	6,752,300	109,387,260
		1,044,389,780
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,067,760	34,702,200
Avnet, Inc.	1,353,800	30,352,196
Sanmina Corp. (a)	1,487,700	35,853,570
SCI Systems, Inc. (a)	2,727,200	69,543,600
		170,451,566

	Shares	Value (Note 1)
Internet Software & Services - 0.4%
Jupiter Media Metrix, Inc. (a)	769,800	$ 985,344
Openwave Systems, Inc.	689,200	22,385,216
VeriSign, Inc. (a)	621,807	36,176,731
		59,547,291
Semiconductor Equipment & Products - 10.2%
Altera Corp. (a)	1,899,050	56,325,823
Analog Devices, Inc. (a)	911,600	39,426,700
Applied Materials, Inc. (a)	2,204,500	113,377,435
ASML Holding NV (NY Shares) (a)	527,600	11,897,380
Cabot Microelectronics Corp. (a)	312,000	19,503,120
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,531,700	38,736,693
Integrated Circuit Systems, Inc. (a)	863,200	16,487,120
Integrated Device Technology, Inc. (a)	528,900	15,909,312
Intel Corp.	21,640,100	659,806,649
KLA-Tencor Corp. (a)	1,166,000	68,444,200
LAM Research Corp. (a)	1,716,600	51,583,830
Lattice Semiconductor Corp. (a)	570,500	14,097,055
Micron Technology, Inc. (a)	2,509,300	103,132,230
National Semiconductor Corp. (a)	527,700	15,366,624
QLogic Corp. (a)	117,137	7,544,794
Semtech Corp. (a)	278,500	8,895,290
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,662,120	55,627,603
Teradyne, Inc. (a)	1,770,300	58,596,930
Texas Instruments, Inc.	5,052,200	159,144,300
Xilinx, Inc. (a)	1,130,000	47,516,500
		1,561,419,588
Software - 9.2%
Adobe Systems, Inc.	1,548,400	72,697,380
BEA Systems, Inc. (a)	263,500	8,753,470
Compuware Corp. (a)	1,265,000	17,279,900
Electronic Arts, Inc. (a)	1,393,800	80,129,562
Inktomi Corp. (a)	1,435,800	13,123,212
Intuit, Inc. (a)	13,300	516,040
Microsoft Corp. (a)	13,315,923	958,879,614
Oracle Corp. (a)	3,365,870	66,173,004
PeopleSoft, Inc. (a)	2,183,800	105,477,540
VERITAS Software Corp. (a)	1,144,598	77,741,096
		1,400,770,818
TOTAL INFORMATION TECHNOLOGY		4,734,803,549
MATERIALS - 0.3%
Chemicals - 0.3%
Dow Chemical Co.	592,700	19,707,275
Lyondell Chemical Co.	2,101,500	32,321,070
		52,028,345
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T Corp.	3,689,400	$ 81,166,800
BellSouth Corp.	1,253,400	50,474,418
SBC Communications, Inc.	2,810,023	112,569,521
TeraBeam Networks (d)	60,800	60,800
		244,271,539
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	3,108,570	53,840,432
Sprint Corp. - PCS Group Series 1 (a)	1,674,780	40,445,937
Vodafone Group PLC	33,837,911	75,627,506
		169,913,875
TOTAL TELECOMMUNICATION SERVICES		414,185,414
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	1,385,100	59,628,555
Multi-Utilities - 0.3%
Enron Corp.	869,400	42,600,600
TOTAL UTILITIES		102,229,155
TOTAL COMMON STOCKS (Cost $13,180,210,937)		15,071,628,697
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $1,528,257)	88,646	150,698
U.S. Government Agency Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount
Fannie Mae 5.5% 5/2/06 (Cost $3,592,346)	AA-	$ 3,605,000	3,568,950
Cash Equivalents - 1.7%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	150,356,676	150,356,676
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	114,404,700	114,404,700
TOTAL CASH EQUIVALENTS (Cost $264,761,376)		264,761,376
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,450,092,916)	15,340,109,721
NET OTHER ASSETS - (0.4)%	(68,167,020)
NET ASSETS - 100%	$ 15,271,942,701
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneva Proteomics	7/7/00	$ 4,543,000
Rite Aid Corp.	6/27/01	$ 10,875,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,321,978,439 and $8,719,063,613, respectively, of which long-term U.S. government and government agency obligations aggregated $3,592,346 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $565,765 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,499,498 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $12,935,500. The weighted average interest rate was 4.94%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $13,586,203,933. Net unrealized appreciation aggregated $1,753,905,788, of which $2,853,694,129 related to appreciated investment securities and $1,099,788,341 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,022,945) (cost $13,450,092,916) - See accompanying schedule		$ 15,340,109,721
Receivable for investments sold		153,738,092
Receivable for fund shares sold		6,830,618
Dividends receivable		12,322,608
Interest receivable		619,920
Other receivables		278,359
Total assets		15,513,899,318
Liabilities
Payable to custodian bank	$ 10,280
Payable for investments purchased	110,545,539
Payable for fund shares redeemed	9,351,904
Accrued management fee	7,426,895
Distribution fees payable	172,162
Other payables and accrued expenses	45,137
Collateral on securities loaned, at value	114,404,700
Total liabilities		241,956,617
Net Assets		$ 15,271,942,701
Net Assets consist of:
Paid in capital		$ 14,313,888,157
Undistributed net investment income		17,677,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(949,610,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,889,987,173
Net Assets		$ 15,271,942,701
Initial Class: Net Asset Value, offering price and redemption price per share ($13,371,788,843 ÷ 362,531,300 shares)		$36.88
Service Class: Net Asset Value, offering price and redemption price per share ($1,786,692,791 ÷ 48,605,584 shares)		$36.76
Service Class 2: Net Asset Value, offering price and redemption price per share ($113,461,067 ÷ 3,097,125 shares)		$36.63

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 54,605,054
Interest		13,062,680
Security lending		693,431
Total income		68,361,165
Expenses
Management fee	$ 45,636,564
Transfer agent fees	5,134,794
Distribution fees	989,544
Accounting and security lending fees	565,123
Custodian fees and expenses	243,373
Registration fees	52,869
Audit	46,986
Legal	41,620
Interest	3,553
Reports to shareholders	1,311,082
Miscellaneous	5,495
Total expenses before reductions	54,031,003
Expense reductions	(3,114,210)	50,916,793
Net investment income		17,444,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(785,064,504)
Foreign currency transactions	(325,425)	(785,389,929)
Change in net unrealized appreciation (depreciation) on: Investment securities
Change in net unrealized appreciation (depreciation) on: Investment securities	(927,614,409)
Assets and liabilities in foreign currencies	(47,213)	(927,661,622)
Net gain (loss)		(1,713,051,551)
Net increase (decrease) in net assets resulting from operations		$ (1,695,607,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,444,372	$ 11,145,934
Net realized gain (loss)	(785,389,929)	1,012,598,310
Change in net unrealized appreciation (depreciation)	(927,661,622)	(3,219,390,093)
Net increase (decrease) in net assets resulting from operations	(1,695,607,179)	(2,195,645,849)
Distributions to shareholders From net investment income	(10,651,148)	(20,008,543)
From net realized gain	(960,548,930)	(2,010,393,014)
In excess of net realized gain	(163,985,157)	-
Total distributions	(1,135,185,235)	(2,030,401,557)
Share transactions - net increase (decrease)	681,319,116	3,588,722,111
Total increase (decrease) in net assets	(2,149,473,298)	(637,325,295)
Net Assets
Beginning of period	17,421,415,999	18,058,741,294
End of period (including undistributed net investment income of $17,677,687 and $10,649,233, respectively)	$ 15,271,942,701	$ 17,421,415,999

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	18,466,905	$ 708,653,046	60,790,422	$ 3,083,045,212
Reinvested	24,560,455	1,006,978,664	38,128,847	1,912,161,690
Redeemed	(35,931,376)	(1,350,612,480)	(55,558,216)	(2,766,549,803)
Net increase (decrease)	7,095,984	$ 365,019,230	43,361,053	$ 2,228,657,099
Service Class Sold	7,673,568	$ 293,233,615	25,312,442	$ 1,274,031,890
Reinvested	3,016,784	123,326,141	2,363,626	118,228,594
Redeemed	(4,537,204)	(168,989,344)	(1,943,579)	(95,706,253)
Net increase (decrease)	6,153,148	$ 247,570,412	25,732,489	$ 1,296,554,231
Service Class 2 A Sold	1,774,037	$ 67,885,955	1,360,003	$ 65,671,999
Reinvested	119,736	4,880,430	225	11,273
Redeemed	(111,199)	(4,036,911)	(45,677)	(2,172,491)
Net increase (decrease)	1,782,574	$ 68,729,474	1,314,551	$ 63,510,781
Distributions From net investment income Initial Class		$ 10,599,775		$ 19,026,484
Service Class		-		981,965
Service Class 2 A		51,373		94
Total		$ 10,651,148		$ 20,008,543
From net realized gain Initial Class		$ 851,081,961		$ 1,893,135,205
Service Class		105,342,109		117,246,629
Service Class 2 A		4,124,860		11,180
Total		$ 960,548,930		$ 2,010,393,014
In excess of net realized gain Initial Class		$ 145,296,928		$ -
Service Class		17,984,032		-
Service Class 2 A		704,197		-
Total		$ 163,985,157		$ -
		$ 1,135,185,235		$ 2,030,401,557

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.04 D	.03 D	.07 D	.08 D	.20 D	.22
Net realized and unrealized gain (loss)	(3.97)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(3.93)	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.03)	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
In excess of net realized gain	(.41)	-	-	-	-	-
Total distributions	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 36.88	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(9.66)%	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,371,789	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.68% A	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after all expense reductions	.64% A, F	.64% F	.65% F	.66% F	.67% F	.67% F
Ratio of net investment income to average net assets	.24% A	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	114% A	103%	84%	123%	113%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(3.96)	(5.25)	15.07	12.83	.14
Total from investment operations	(3.93)	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	-	(.05)	(.08)	(.19)	-
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	-
In excess of net realized gain	(.41)	-	-	-	-
Total distributions	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 36.76	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(9.69)%	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786,693	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.78% A	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after all expense reductions	.74% A, F	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	.13% A	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	114% A	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) D	(.00)	(.09)
Net realized and unrealized gain (loss)	(3.95)	(3.86)
Total from investment operations	(3.95)	(3.95)
Less Distributions
From net investment income	(.03)	(.05)
From net realized gain	(2.41)	(5.97)
In excess of net realized gain	(.41)	-
Total distributions	(2.85)	(6.02)
Net asset value, end of period	$ 36.63	$ 43.43
Total Return B, C	(9.76)%	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 113,461	$ 57,095
Ratio of expenses to average net assets	.93% A	.91% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.90% A, F
Ratio of net investment income (loss) to average net assets	(.02)% A	(.19)% A
Portfolio turnover rate	114% A	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity® VIP: Growth & Income - Initial Class	-6.84%	11.91%
S&P 500®	-14.83%	12.95%
Variable Annuity Growth & Income Funds Average	0.72%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 247 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,596 - a 65.96% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,298 - a 72.98% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	5.2
Freddie Mac	4.8
Microsoft Corp.	4.5
Philip Morris Companies, Inc.	4.3
General Electric Co.	4.0
22.8
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.4
Consumer Discretionary	18.0
Consumer Staples	11.0
Industrials	8.9
Information Technology	8.8

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks and Equity Futures	85.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	12.8%

* Foreign investments 1.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months ending June 30, 2001, the fund edged the -6.70% return of the Standard & Poor's 500 Index, while trailing the -2.59% return of the Lipper Inc. variable annuity growth & income funds average. For the 12 months that ended June 30, 2001, the fund's returns again fell in between its benchmarks, beating the -14.83% return of the S&P 500®, but lagging the 0.72% mark posted by the Lipper average.

Q. Why did the fund outperform the index but trail the Lipper average during the six-month period?

A. Relative to the S&P 500, the fund benefited from a lighter emphasis on technology and telecommunications stocks. In addition, I overweighted defensive sectors such as financial services and consumer staples for their reliable earnings growth, which worked out well. Financial stocks were particularly helped by rapidly falling interest rates, as the Federal Reserve Board lowered short-term rates six times during the period. Conversely, I underweighted health care, especially drug stocks. This was a timely move, as large-cap drug stocks pulled back sharply near the end of the period. There are lots of popular drugs with expiring patents, and in many cases there appears to be nothing in the product pipeline to replace them. On the negative side, I trimmed the fund's positions in its two largest financial holdings early in the period and invested most of the proceeds in investment brokerage stocks, which turned out to be premature. I reasoned that brokers would benefit if rates dropped further. Moreover, if companies tried to cut costs through mergers and acquisitions, that would likely benefit brokerage stocks, too. By the end of the period, however, these expected benefits had not materialized to any significant degree, which hurt performance relative to the Lipper average. Additionally, the typical fund in the Lipper average is tilted more heavily in favor of value stocks, to which investors turned as growth stocks fell and the economy slowed.

Q. You carried a relatively high level of cash throughout the first half of 2001. Why was that?

A. It was hard to find good buying opportunities. For example, many investors had been relying on the energy sector as a relatively safe haven while growth stocks were declining, but after two years of high energy prices we were beginning to see more production coming on line. I thought we might be entering a period of softer energy prices, and we saw some indication that the tightness in supply could be easing toward the end of the period. These conditions made energy stocks less attractive investments.

Q. What stocks did well for the fund?

A. Fannie Mae and Freddie Mac, mentioned favorably in the shareholder report six months ago, repeated as strong performers. Falling interest rates helped to boost Fannie's and Freddie's already healthy profit margins. Another stock that aided performance was Philip Morris. The stock's improving fortunes were traceable to lessening investor concern over smoking-related lawsuits and renewed respect for the value of the company's core cigarette business as a result of plans to spin off its Kraft food division.

Q. What stocks detracted from performance?

A. The list of detractors was populated with tech and telecommunications stocks, including Cisco Systems, Sun Microsystems, Nextel Communications, Pegasus Communications and Vodafone Group. With the exception of Cisco, these were stocks I underweighted compared to the index. Nevertheless, they posted negative returns that hurt the fund's absolute performance. The fund no longer owned Vodafone Group at the end of the period.

Q. What's your outlook, Louis?

A. My main concern is with corporate earnings, which continue to come in below drastically scaled-back estimates in many cases. Related concerns are the levels of consumer spending and capital spending, both of which need to improve in order for the economy to return to a reasonably healthy rate of growth. Lower interest rates should certainly help to stimulate consumer spending - and, to a much lesser extent, capital spending - but time is of the essence. The longer it takes for the economy to recover, the greater the danger of things getting worse before they improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2001, more than $1.2 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 0.4%
Ford Motor Co.	208,900	$ 5,128,495
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	179,500	4,640,075
McDonald's Corp.	119,100	3,222,846
		7,862,921
Media - 11.4%
Comcast Corp. Class A (special) (a)	136,900	5,948,305
EchoStar Communications Corp. Class A (a)	952,000	29,864,240
Gannett Co., Inc.	137,700	9,074,430
Gemstar-TV Guide International, Inc. (a)	102,100	4,289,221
General Motors Corp. Class H	667,600	13,518,900
Knight-Ridder, Inc.	140,800	8,349,440
McGraw-Hill Companies, Inc.	212,700	14,070,105
Omnicom Group, Inc.	309,400	26,608,400
Pegasus Communications Corp. (a)	809,900	13,954,577
The New York Times Co. Class A	190,300	7,992,600
Viacom, Inc. Class B (non-vtg.) (a)	132,292	6,846,132
		140,516,350
Multiline Retail - 2.8%
Kohls Corp. (a)	112,200	7,038,306
Wal-Mart Stores, Inc.	562,500	27,450,000
		34,488,306
Specialty Retail - 1.1%
Home Depot, Inc.	274,900	12,796,595
TOTAL CONSUMER DISCRETIONARY		200,792,667
CONSUMER STAPLES - 11.0%
Beverages - 1.0%
The Coca-Cola Co.	288,500	12,982,500
Food & Drug Retailing - 1.4%
Kroger Co. (a)	181,800	4,545,000
Walgreen Co.	359,700	12,283,755
		16,828,755
Food Products - 0.6%
Unilever NV (NY Shares)	117,600	7,005,432
Household Products - 1.8%
Colgate-Palmolive Co.	193,400	11,408,666
Kimberly-Clark Corp.	186,400	10,419,760
		21,828,426
Personal Products - 1.9%
Gillette Co.	814,500	23,612,355
Tobacco - 4.3%
Philip Morris Companies, Inc.	1,050,760	53,326,070
TOTAL CONSUMER STAPLES		135,583,538

	Shares	Value (Note 1)
ENERGY - 5.2%
Oil & Gas - 5.2%
Exxon Mobil Corp.	738,328	$ 64,492,951
FINANCIALS - 20.4%
Banks - 2.5%
Bank One Corp.	314,100	11,244,780
PNC Financial Services Group, Inc.	138,500	9,111,915
Wells Fargo & Co.	224,300	10,414,249
		30,770,944
Diversified Financials - 14.4%
Capital One Financial Corp.	179,500	10,770,000
Fannie Mae	508,900	43,332,835
Freddie Mac	838,032	58,662,240
Merrill Lynch & Co., Inc.	461,000	27,314,250
Morgan Stanley Dean Witter & Co.	584,800	37,561,704
		177,641,029
Insurance - 1.9%
American International Group, Inc.	271,806	23,375,273
Real Estate - 1.6%
Equity Office Properties Trust	294,000	9,299,220
Equity Residential Properties Trust (SBI)	177,400	10,031,970
		19,331,190
TOTAL FINANCIALS		251,118,436
HEALTH CARE - 8.0%
Biotechnology - 2.2%
Amgen, Inc. (a)	430,900	26,737,345
Pharmaceuticals - 5.8%
Abbott Laboratories	135,400	6,500,554
Allergan, Inc.	101,300	8,661,150
American Home Products Corp.	48,000	2,805,120
Bristol-Myers Squibb Co.	192,200	10,052,060
Eli Lilly & Co.	119,100	8,813,400
Merck & Co., Inc.	78,600	5,023,326
Pfizer, Inc.	549,200	21,995,460
Schering-Plough Corp.	47,200	1,710,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,700	5,579,340
		71,140,938
TOTAL HEALTH CARE		97,878,283
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Boeing Co.	102,900	5,721,240
United Technologies Corp.	48,000	3,516,480
		9,237,720
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	378,900	3,364,632
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.4%
Masco Corp.	201,900	$ 5,039,424
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	224,700	11,470,935
IMS Health, Inc.	199,900	5,697,150
		17,168,085
Industrial Conglomerates - 4.0%
General Electric Co.	1,022,800	49,861,500
Machinery - 0.4%
Eaton Corp.	65,000	4,556,500
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	357,400	10,782,758
Union Pacific Corp.	183,300	10,065,003
		20,847,761
TOTAL INDUSTRIALS		110,075,622
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	492,000	9,530,040
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	436,300	11,823,730
EMC Corp. (a)	106,600	3,096,730
Sun Microsystems, Inc. (a)	613,400	9,937,080
		24,857,540
Semiconductor Equipment & Products - 0.2%
LSI Logic Corp. (a)	101,300	1,904,440
Software - 5.8%
Adobe Systems, Inc.	300,900	14,127,255
Microsoft Corp. (a)	761,200	54,814,012
Oracle Corp. (a)	144,700	2,844,802
		71,786,069
TOTAL INFORMATION TECHNOLOGY		108,078,089
MATERIALS - 1.0%
Chemicals - 0.6%
E.I. du Pont de Nemours and Co.	140,800	6,792,192
Containers & Packaging - 0.0%
Ball Corp.	3	143
Paper & Forest Products - 0.4%
Mead Corp.	190,300	5,164,742
TOTAL MATERIALS		11,957,077
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	182,000	7,329,140
Qwest Communications International, Inc.	187,200	5,966,064

	Shares	Value (Note 1)
SBC Communications, Inc.	334,830	$ 13,413,290
Sprint Corp. - FON Group	95,100	2,031,336
		28,739,830
Wireless Telecommunication Services - 1.7%
Nextel Communications, Inc. Class A (a)	1,211,400	20,981,448
TOTAL TELECOMMUNICATION SERVICES		49,721,278
UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Corp. (a)	154,321	6,643,519
TOTAL COMMON STOCKS (Cost $999,489,094)		1,036,341,460
Convertible Bonds - 1.7%
Moody's Ratings (unaudited)		Principal Amount
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $20,315,224)	Caa1	$ 21,240,000	20,496,600
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.99% 7/12/01 (d) (Cost $3,595,254)	-	3,600,000	3,596,720
Cash Equivalents - 13.6%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $167,940,674)	167,940,674	167,940,674
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,191,340,246)		1,228,375,454
NET OTHER ASSETS - 0.3%		4,257,646
NET ASSETS - 100%		$ 1,232,633,100
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
58 S&P 500 Stock Index Contracts	Sept. 2001	$ 17,859,650	$ (878,081)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,496,600 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,348,770.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $450,564,942 and $370,272,931, respectively.
The market value of futures contracts opened and closed during the period amounted to $82,378,849 and $122,495,430, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $25,192 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,195,363,183. Net unrealized appreciation aggregated $33,012,271, of which $142,274,598 related to appreciated investment securities and $109,262,327 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,191,340,246) - See accompanying schedule		$ 1,228,375,454
Receivable for investments sold		2,558,428
Receivable for fund shares sold		1,420,070
Dividends receivable		1,121,748
Interest receivable		679,934
Receivable for daily variation on futures contracts		66,150
Other receivables		329
Total assets		1,234,222,113
Liabilities
Payable for investments purchased	$ 694,168
Payable for fund shares redeemed	305,240
Accrued management fee	486,963
Distribution fees payable	26,083
Other payables and accrued expenses	76,559
Total liabilities		1,589,013
Net Assets		$ 1,232,633,100
Net Assets consist of:
Paid in capital		$ 1,222,705,513
Undistributed net investment income		8,079,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,309,494)
Net unrealized appreciation (depreciation) on investments		36,157,127
Net Assets		$ 1,232,633,100
Initial Class: Net Asset Value, offering price and redemption price per share ($949,934,785 ÷ 69,566,243 shares)		$13.66
Service Class: Net Asset Value, offering price and redemption price per share ($255,086,063 ÷ 18,775,879 shares)		$13.59
Service Class 2: Net Asset Value, offering price and redemption price per share ($27,612,252 ÷ 2,038,756 shares)		$13.54

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,406,866
Interest		5,217,249
Security lending		4,668
Total income		11,628,783
Expenses
Management fee	$ 2,875,774
Transfer agent fees	395,529
Distribution fees	137,030
Accounting and security lending fees	147,214
Non-interested trustees' compensation	2,097
Custodian fees and expenses	9,538
Audit	11,403
Legal	4,459
Miscellaneous	15,497
Total expenses before reductions	3,598,541
Expense reductions	(116,708)	3,481,833
Net investment income		8,146,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,918,591)
Foreign currency transactions	12
Futures contracts	(5,106,718)	(34,025,297)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,812,225)
Assets and liabilities in foreign currencies	(78)
Futures contracts	1,337,199	(44,475,104)
Net gain (loss)		(78,500,401)
Net increase (decrease) in net assets resulting from operations		$ (70,353,451)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 8,146,950	$ 15,412,988
Net realized gain (loss)	(34,025,297)	51,522,057
Change in net unrealized appreciation (depreciation)	(44,475,104)	(117,592,479)
Net increase (decrease) in net assets resulting from operations	(70,353,451)	(50,657,434)
Distributions to shareholders From net investment income	(15,500,793)	(14,244,192)
From net realized gain	(50,237,278)	(92,962,107)
Total distributions	(65,738,071)	(107,206,299)
Share transactions - net increase (decrease)	131,312,801	40,278,821
Total increase (decrease) in net assets	(4,778,721)	(117,584,912)
Net Assets
Beginning of period	1,237,411,821	1,354,996,733
End of period (including undistributed net investment income of $8,079,954 and $15,511,227, respectively)	$ 1,232,633,100	$ 1,237,411,821

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	4,899,736	$ 68,366,881	8,109,723	$ 126,150,301
Reinvested	3,712,724	53,277,595	6,348,551	97,958,146
Redeemed	(5,306,806)	(72,823,917)	(20,994,145)	(328,655,829)
Net increase (decrease)	3,305,654	$ 48,820,559	(6,535,871)	$ (104,547,382)
Service Class Sold	4,466,721	$ 61,684,493	8,415,703	$ 130,655,851
Reinvested	812,592	11,603,819	601,152	9,239,713
Redeemed	(527,055)	(7,131,450)	(538,927)	(8,390,790)
Net increase (decrease)	4,752,258	$ 66,156,862	8,477,928	$ 131,504,774
Service Class 2 A Sold	1,148,455	$ 15,865,878	904,808	$ 14,041,948
Reinvested	60,116	856,657	550	8,442
Redeemed	(28,597)	(387,155)	(46,576)	(728,961)
Net increase (decrease)	1,179,974	$ 16,335,380	858,782	$ 13,321,429
Distributions From net investment income Initial Class		$ 12,653,429		$ 13,015,416
Service Class		2,643,908		1,227,654
Service Class 2 A		203,456		1,122
Total		$ 15,500,793		$ 14,244,192
From net realized gain Initial Class		$ 40,624,166		$ 84,942,728
Service Class		8,959,911		8,012,059
Service Class 2 A		653,201		7,320
Total		$ 50,237,278		$ 92,962,107
		$ 65,738,071		$ 107,206,299

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90	$ 10.00
Income from Investment Operations
Net investment income	.10 D	.20 D	.18 D	.15 D	.13 D	.00
Net realized and unrealized gain (loss)	(.90)	(.81)	1.27	3.54	2.84	(.10)
Total from investment operations	(.80)	(.61)	1.45	3.69	2.97	(.10)
Less Distributions
From net investment income	(.19)	(.19)	(.10)	-	(.08)	-
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)	-
Total distributions	(.80)	(1.43)	(.30)	(.07)	(.34)	-
Net asset value, end of period	$ 13.66	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Total Return B, C	(5.49)%	(3.62)%	9.17%	29.59%	30.09%	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 949,935	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287	$ 990
Ratio of expenses to average net assets before expense reductions	.58% A	.58%	.60%	.61%	.70%	196.29% A, H
Ratio of expenses to average net assets after voluntary waivers	.58% A	.58%	.60%	.61%	.70%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.56% A, G	.57% G	.59% G	.60% G	.70%	1.00% A
Ratio of net investment income to average net assets	1.39% A	1.26%	1.08%	1.08%	1.14%	3.89% A
Portfolio turnover rate	73% A	72%	58%	66%	81%	0% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income D	.09	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(.90)	(.80)	1.27	3.50	.49
Total from investment operations	(.81)	(.62)	1.43	3.65	.52
Less Distributions
From net investment income	(.18)	(.19)	(.10)	-	(.08)
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 13.59	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total Return B, C	(5.58)%	(3.69)%	9.06%	29.27%	4.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 255,086	$ 212,994	$ 95,600	$ 18,375	$ 10
Ratio of expenses to average net assets	.68% A	.69%	.70%	.71%	.80% A
Ratio of expenses to average net assets after all expense reductions	.66% A, G	.68% G	.69% G	.70% G	.80% A
Ratio of net investment income to average net assets	1.29% A	1.16%	.98%	1.05%	1.24% A
Portfolio turnover rate	73% A	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F For the period December 31, 1996 (commencement of operations of Initial Class shares).

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income D	.08	.15
Net realized and unrealized gain (loss)	(.91)	(.49)
Total from investment operations	(.83)	(.34)
Less Distributions
From net investment income	(.19)	(.19)
From net realized gain	(.61)	(1.24)
Total distributions	(.80)	(1.43)
Net asset value, end of period	$ 13.54	$ 15.17
Total Return B, C	(5.73)%	(2.11)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 27,612	$ 13,025
Ratio of expenses to average net assets	.83% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.84% A, F
Ratio of net investment income to average net assets	1.13% A	1.00% A
Portfolio turnover rate	73% A	72%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Growth Opportunities - Initial Class	-21.47%	7.38%	11.29%
S&P 500 ®	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $20,025 - a 100.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	5.7
Microsoft Corp.	4.0
Citigroup, Inc.	3.9
Fannie Mae	2.8
Pfizer, Inc.	2.7
19.1
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.7
Information Technology	16.9
Consumer Discretionary	13.6
Industrials	12.4
Health Care	11.7

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	93.6%
Bonds	0.1%
Short-Term Investments and Net Other Assets	6.3%

* Foreign investments 1.8%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period that ended June 30, 2001, the fund trailed the -6.70% return of the Standard & Poor's 500 Index, but outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 10.51%. For the 12 months ending June 30, 2001, the fund underperformed the S&P 500's return of -14.83% and marginally lagged the Lipper average return of -20.67%.

Q. What factors influenced the fund's return during the past six months?

A. Triggered by the six recent interest-rate cuts by the Federal Reserve Board, the market rotated to small- and mid-cap, economically sensitive stocks as investors looked beyond the current downturn toward what they wanted to own going forward. This rotation hurt the fund's performance. My focus was more defensive, with an emphasis on larger-cap, historically consistent growers. While I had some exposure to credit-sensitive and market-sensitive financials and industrials, it wasn't enough to fully benefit from the rotation.

Q. Why did the fund underperform the S&P 500?

A. Stock selection in pharmaceuticals and biotechnology was the biggest relative detractor to performance. Overweighting large-cap drug makers Schering-Plough, Eli Lilly and Bristol-Myers Squibb, and out-of-benchmark positions in biotech firms Immunex and Sepracor, were especially disappointing. These stocks suffered as concerns rose about international patent rights, and several of them encountered unexpected delays in new product releases and/or faced impending launches of competitive generic equivalents, which dimmed their prospects for growth.

Q. What strategies worked well?

A. Reflecting ongoing concerns about valuations and corporate capital spending in the technology sector, I had less exposure to the sector than did the benchmark, which was a plus on a relative basis, but a negative in absolute terms. I also had more exposure to the handful of tech stocks that performed well, including Microsoft and PeopleSoft, the top two contributors to the fund's return. In the end, my tech strategy was a big contributor to relative performance. In fact, this positioning helped the fund outpace both the index and the growth funds average in the final three months of the period.

Q. What else helped the fund outperform its growth fund peers?

A. Having greater exposure to the media industry was probably the fund's best contributor relative to the Lipper average - particularly some of the advertising-sensitive businesses that I owned as plays on an economic recovery. Fox Entertainment, AOL Time Warner and Viacom each had a strong six months, as did Univision Communications, a Spanish-language broadcasting company that targets a fast-growing market in the U.S.

Q. What were some of the other winners and losers during the past six months?

A. Praxair, a well-positioned industrial gas company that's very diversified globally, was a beneficiary of the rotation to economically cyclical names. Halliburton, the No. 1 provider of oil field services, was another strong contributor, boosted by the higher prices and increased exploration activity for oil and gas. Blue-chip technology companies highlighted the list of disappointments, including Cisco, Sun, EMC and Nortel, the last of which the fund no longer owned at the end of the period. A well-known old economy name, Coca-Cola, also had a difficult six months, caught in the rotation away from consistent growers. However, I think the company's new management is on the right track in its efforts to grow the business.

Q. What's your outlook, Bettina?

A. With the Fed's recent rate cuts, I'm hopeful that economic activity will stabilize and improve as we exit this calendar year. Still, I'm concerned that consumer spending could come under pressure as people feel the impact of recent layoff announcements. Against this backdrop, I feel the fund is well diversified with a mix of companies positioned to deliver their earnings and that appear reasonably valued. Given the recent rallies in technology and economically sensitive stocks - those that tend to quickly rise and fall in line with the economy - valuations in these sectors are no longer that compelling. As such, I expect that a lot more value is going to come from individual stock selection than from asset rotation or industry selection. I view this as a positive for how I manage the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2001, more than $1.1 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.1%
Ford Motor Co.	42,600	$ 1,045,830
Hotels Restaurants & Leisure - 0.1%
MGM Mirage, Inc. (a)	42,700	1,279,292
Household Durables - 0.3%
Black & Decker Corp.	83,670	3,301,618
Media - 9.1%
AOL Time Warner, Inc. (a)	446,600	23,669,800
Charter Communications, Inc. Class A (a)	155,300	3,626,255
Clear Channel Communications, Inc. (a)	154,900	9,712,230
Fox Entertainment Group, Inc. Class A (a)	367,100	10,242,090
General Motors Corp. Class H	51,100	1,034,775
McGraw-Hill Companies, Inc.	79,700	5,272,155
Omnicom Group, Inc.	159,800	13,742,800
Univision Communications, Inc. Class A (a)	272,200	11,644,716
Viacom, Inc. Class B (non-vtg.) (a)	365,620	18,920,835
Walt Disney Co.	141,000	4,073,490
		101,939,146
Multiline Retail - 1.9%
Costco Wholesale Corp. (a)	45,700	1,916,201
Federated Department Stores, Inc. (a)	108,300	4,602,750
JCPenney Co., Inc.	178,900	4,715,804
Target Corp.	32,100	1,110,660
Wal-Mart Stores, Inc.	190,200	9,281,760
		21,627,175
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	41,900	1,864,550
Gap, Inc.	84,500	2,450,500
Home Depot, Inc.	185,000	8,611,750
Lowe's Companies, Inc.	118,000	8,560,900
Staples, Inc. (a)	133,700	2,008,174
		23,495,874
TOTAL CONSUMER DISCRETIONARY		152,688,935
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
PepsiCo, Inc.	21,000	928,200
The Coca-Cola Co.	369,100	16,609,500
		17,537,700
Food & Drug Retailing - 0.2%
CVS Corp.	18,200	702,520
Rite Aid Corp. (a)	45,600	410,400
Rite Aid Corp. (a)(d)	108,000	874,800
		1,987,720
Food Products - 0.1%
Kraft Foods, Inc. Class A	37,200	1,153,200
Household Products - 1.4%
Colgate-Palmolive Co.	58,400	3,445,016

	Shares	Value (Note 1)
Kimberly-Clark Corp.	107,600	$ 6,014,840
Procter & Gamble Co.	95,220	6,075,036
		15,534,892
Personal Products - 1.9%
Avon Products, Inc.	51,100	2,364,908
Gillette Co.	646,670	18,746,963
		21,111,871
Tobacco - 1.5%
Philip Morris Companies, Inc.	328,420	16,667,315
TOTAL CONSUMER STAPLES		73,992,698
ENERGY - 5.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	34,300	1,149,050
Cooper Cameron Corp. (a)	64,500	3,599,100
Halliburton Co.	264,800	9,426,880
Schlumberger Ltd. (NY Shares)	72,900	3,838,185
Transocean Sedco Forex, Inc.	23,600	973,500
		18,986,715
Oil & Gas - 4.0%
BP PLC sponsored ADR	165,590	8,254,662
Chevron Corp.	71,000	6,425,500
Conoco, Inc. Class B	110,700	3,199,230
Exxon Mobil Corp.	263,700	23,034,195
TotalFinaElf SA:
Series B	6,153	861,789
sponsored ADR	40,105	2,815,371
		44,590,747
TOTAL ENERGY		63,577,462
FINANCIALS - 21.7%
Banks - 3.4%
Bank of America Corp.	260,400	15,631,812
Bank One Corp.	63,800	2,284,040
FleetBoston Financial Corp.	290,400	11,456,280
Mellon Financial Corp.	14,600	671,600
PNC Financial Services Group, Inc.	50,300	3,309,237
Wells Fargo & Co.	115,900	5,381,237
		38,734,206
Diversified Financials - 14.7%
American Express Co.	59,900	2,324,120
Citigroup, Inc.	835,500	44,147,820
Fannie Mae	364,800	31,062,720
Freddie Mac	392,500	27,475,000
J.P. Morgan Chase & Co.	461,400	20,578,440
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	175,700	11,285,211
Stilwell Financial, Inc.	21,400	718,184
USA Education, Inc.	76,900	5,613,700
		164,511,495
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
Allstate Corp.	153,000	$ 6,730,470
American International Group, Inc.	353,062	30,363,332
Hartford Financial Services Group, Inc.	45,600	3,119,040
		40,212,842
TOTAL FINANCIALS		243,458,543
HEALTH CARE - 11.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	98,700	6,124,335
Immunex Corp. (a)	85,790	1,462,720
Sepracor, Inc. (a)	63,200	2,510,304
		10,097,359
Health Care Equipment & Supplies - 0.7%
Guidant Corp. (a)	209,100	7,527,600
Health Care Providers & Services - 1.1%
AmeriSource Health Corp. Class A (a)	16,497	912,284
Cardinal Health, Inc.	128,705	8,880,645
McKesson HBOC, Inc.	70,300	2,609,536
		12,402,465
Pharmaceuticals - 9.0%
American Home Products Corp.	270,100	15,784,644
Bristol-Myers Squibb Co.	410,300	21,458,690
Eli Lilly & Co.	149,200	11,040,800
Forest Laboratories, Inc. (a)	59,800	4,245,800
Merck & Co., Inc.	68,200	4,358,662
Pfizer, Inc.	768,593	30,782,150
Pharmacia Corp.	68,300	3,138,385
Schering-Plough Corp.	290,200	10,516,848
		101,325,979
TOTAL HEALTH CARE		131,353,403
INDUSTRIALS - 12.4%
Air Freight & Couriers - 0.3%
United Parcel Service, Inc. Class B	52,300	3,022,940
Airlines - 0.4%
AMR Corp. (a)	105,400	3,808,102
Southwest Airlines Co.	47,250	873,653
		4,681,755
Building Products - 0.2%
Masco Corp.	109,200	2,725,632
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	25,100	1,247,470
Avery Dennison Corp.	31,000	1,582,550
Dun & Bradstreet Corp. (a)	21,450	604,890
Robert Half International, Inc. (a)	23,300	579,937
		4,014,847

	Shares	Value (Note 1)
Industrial Conglomerates - 8.7%
General Electric Co.	1,319,650	$ 64,332,937
Minnesota Mining & Manufacturing Co.	47,800	5,453,980
Textron, Inc.	138,900	7,645,056
Tyco International Ltd.	369,200	20,121,400
		97,553,373
Machinery - 1.5%
Danaher Corp.	112,600	6,305,600
Deere & Co.	55,000	2,081,750
Eaton Corp.	49,500	3,469,950
Illinois Tool Works, Inc.	21,900	1,386,270
Ingersoll-Rand Co.	77,400	3,188,880
		16,432,450
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	6,200	187,054
CSX Corp.	134,190	4,863,046
Union Pacific Corp.	96,740	5,311,993
		10,362,093
TOTAL INDUSTRIALS		138,793,090
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.3%
Brocade Communications System, Inc. (a)	11,600	503,092
CIENA Corp. (a)	31,700	1,206,819
Cisco Systems, Inc. (a)	379,060	7,342,392
Nokia AB sponsored ADR	141,710	3,123,288
QUALCOMM, Inc. (a)	51,200	2,915,840
		15,091,431
Computers & Peripherals - 2.6%
Compaq Computer Corp.	56,400	873,636
Dell Computer Corp. (a)	304,200	8,243,820
EMC Corp. (a)	214,556	6,232,852
Gateway, Inc. (a)	56,300	926,135
Hewlett-Packard Co.	31,100	889,460
International Business Machines Corp.	35,700	4,034,100
Sun Microsystems, Inc. (a)	462,700	7,495,740
		28,695,743
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	25,600	1,297,152
VeriSign, Inc. (a)	10,200	593,436
		1,890,588
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	71,600	4,475,000
Semiconductor Equipment & Products - 5.9%
Analog Devices, Inc. (a)	100,400	4,342,300
Applied Materials, Inc. (a)	46,100	2,370,923
Atmel Corp. (a)	55,400	717,430
Intel Corp.	693,010	21,129,875
KLA-Tencor Corp. (a)	86,400	5,071,680
LAM Research Corp. (a)	121,400	3,648,070
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	188,800	$ 7,759,680
National Semiconductor Corp. (a)	209,200	6,091,904
Teradyne, Inc. (a)	108,400	3,588,040
Texas Instruments, Inc.	174,400	5,493,600
Xilinx, Inc. (a)	130,400	5,483,320
		65,696,822
Software - 6.4%
Adobe Systems, Inc.	53,900	2,530,605
BEA Systems, Inc. (a)	32,100	1,066,362
BMC Software, Inc. (a)	21,900	493,626
Computer Associates International, Inc.	172,500	6,210,000
i2 Technologies, Inc. (a)	42,300	828,657
Microsoft Corp. (a)	614,400	44,242,944
Oracle Corp. (a)	138,900	2,730,774
PeopleSoft, Inc. (a)	255,400	12,335,820
VERITAS Software Corp. (a)	23,200	1,575,744
		72,014,532
TOTAL INFORMATION TECHNOLOGY		187,864,116
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	154,300	5,130,475
Praxair, Inc.	152,700	7,176,900
		12,307,375
Metals & Mining - 0.4%
Alcoa, Inc.	94,000	3,703,600
Phelps Dodge Corp.	18,200	755,300
		4,458,900
Paper & Forest Products - 0.8%
Georgia-Pacific Group	110,900	3,753,965
International Paper Co.	40,200	1,435,140
Mead Corp.	14,400	390,816
Weyerhaeuser Co.	54,800	3,012,356
		8,592,277
TOTAL MATERIALS		25,358,552
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
ALLTEL Corp.	34,200	2,095,092
AT&T Corp.	143,700	3,161,400
BellSouth Corp.	228,700	9,209,749
SBC Communications, Inc.	212,060	8,495,124
Verizon Communications	47,900	2,562,650
		25,524,015

	Shares	Value (Note 1)
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	333,900	$ 5,783,148
Vodafone Group PLC	122,991	274,884
		6,058,032
TOTAL TELECOMMUNICATION SERVICES		31,582,047
TOTAL COMMON STOCKS (Cost $960,659,068)		1,048,668,846
Corporate Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	$ 380,000	431,300
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	275,000	255,750
TOTAL CORPORATE BONDS (Cost $663,250)			687,050
Cash Equivalents - 5.4%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $60,327,102)	60,327,102	60,327,102
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,021,649,420)		1,109,682,998
NET OTHER ASSETS - 0.9%		10,119,262
TOTAL NET ASSETS - 100%		$ 1,119,802,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $431,300 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 810,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $626,063,960 and $634,768,058, respectively.
The market value of futures contracts opened and closed during the period amounted to $62,337,043 and $120,943,171, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $38,879 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $874,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,035,666,263. Net unrealized appreciation aggregated $74,016,735, of which $156,384,902 related to appreciated investment securities and $82,368,167 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $30,538,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,021,649,420) - See accompanying schedule		$ 1,109,682,998
Receivable for investments sold		17,629,941
Receivable for fund shares sold		506,898
Dividends receivable		687,815
Interest receivable		267,566
Other receivables		65
Total assets		1,128,775,283
Liabilities
Payable for investments purchased	$ 7,521,998
Payable for fund shares redeemed	807,427
Accrued management fee	545,724
Distribution fees payable	34,416
Other payables and accrued expenses	63,458
Total liabilities		8,973,023
Net Assets		$ 1,119,802,260
Net Assets consist of:
Paid in capital		$ 1,155,472,723
Undistributed net investment income		4,767,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,464,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,026,493
Net Assets		$ 1,119,802,260
Initial Class: Net Asset Value, offering price and redemption price per share ($768,377,982 ÷ 47,635,262 shares)		$16.13
Service Class: Net Asset Value, offering price and redemption price per share ($310,701,099 ÷ 19,284,536 shares)		$16.11
Service Class 2: Net Asset Value, offering price and redemption price per share ($40,723,179 ÷ 2,536,577 shares)		$16.05

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 5,943,061
Interest		2,926,671
Security lending		39,792
Total income		8,909,524
Expenses
Management fee	$ 3,405,054
Transfer agent fees	386,231
Distribution fees	198,903
Accounting and security lending fees	145,019
Non-interested trustees' compensation	2,109
Custodian fees and expenses	33,486
Registration fees	369
Audit	24,691
Legal	4,514
Miscellaneous	29,240
Total expenses before reductions	4,229,616
Expense reductions	(206,105)	4,023,511
Net investment income		4,886,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(78,936,950)
Foreign currency transactions	(9,347)
Futures contracts	(12,018,735)	(90,965,032)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,256,671)
Assets and liabilities in foreign currencies	(26,284)
Futures contracts	2,539,863	(29,743,092)
Net gain (loss)		(120,708,124)
Net increase (decrease) in net assets resulting from operations		$ (115,822,111)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,886,013	$ 4,525,883
Net realized gain (loss)	(90,965,032)	(32,475,684)
Change in net unrealized appreciation (depreciation)	(29,743,092)	(259,144,628)
Net increase (decrease) in net assets resulting from operations	(115,822,111)	(287,094,429)
Distributions to shareholders From net investment income	(4,056,791)	(22,196,821)
From net realized gain	-	(110,899,964)
Total distributions	(4,056,791)	(133,096,785)
Share transactions - net increase (decrease)	(83,980,640)	(142,511,511)
Total increase (decrease) in net assets	(203,859,542)	(562,702,725)
Net Assets
Beginning of period	1,323,661,802	1,886,364,527
End of period (including undistributed net investment income of $4,767,753 and $3,904,996, respectively)	$ 1,119,802,260	$ 1,323,661,802

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	5,735,837	$ 93,430,486	13,001,624	$ 264,392,501
Reinvested	181,161	3,172,127	5,190,172	107,280,841
Redeemed	(11,943,676)	(194,304,041)	(31,115,720)	(637,099,314)
Net increase (decrease)	(6,026,678)	$ (97,701,428)	(12,923,924)	$ (265,425,972)
Service Class Sold	1,860,974	$ 30,166,463	6,103,794	$ 124,023,915
Reinvested	44,864	785,129	1,249,806	25,808,497
Redeemed	(2,160,184)	(34,838,579)	(2,725,190)	(55,547,216)
Net increase (decrease)	(254,346)	$ (3,886,987)	4,628,410	$ 94,285,196
Service Class 2 A Sold	1,217,337	$ 19,863,661	1,534,357	$ 30,073,097
Reinvested	5,704	99,535	361	7,444
Redeemed	(147,349)	(2,355,421)	(73,833)	(1,451,276)
Net increase (decrease)	1,075,692	$ 17,607,775	1,460,885	$ 28,629,265
Distributions From net investment income Initial Class		$ 3,172,127		$ 17,993,920
Service Class		785,129		4,201,689
Service Class 2 A		99,535		1,212
Total		$ 4,056,791		$ 22,196,821
From net realized gain Initial Class		$ -		$ 89,286,924
Service Class		-		21,606,808
Service Class 2 A		-		6,232
Total		$ -		$ 110,899,964
		$ 4,056,791		$ 133,096,785

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40	$ 13.07
Income from Investment Operations
Net investment income	.07 D	.06 D	.27 D	.26 D	.29 D	.26
Net realized and unrealized gain (loss)	(1.62)	(3.77)	.66	4.29	4.18	2.12
Total from investment operations	(1.55)	(3.71)	.93	4.55	4.47	2.38
Less Distributions
From net investment income	(.06)	(.29)	(.23)	(.21)	(.25)	-
From net realized gain	-	(1.41)	(.43)	(.73)	(.35)	(.05)
Total distributions	(.06)	(1.70)	(.66)	(.94)	(.60)	(.05)
Net asset value, end of period	$ 16.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Total Return B, C	(8.76)%	(17.07)%	4.27%	24.61%	29.95%	18.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 768,378	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766	$ 383,085
Ratio of expenses to average net assets	.69% A	.68%	.69%	.71%	.74%	.77%
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.68% F	.70% F	.73% F	.76% F
Ratio of net investment income to average net assets	.87% A	.31%	1.20%	1.27%	1.68%	2.29%
Portfolio turnover rate	117% A	117%	42%	29%	26%	28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income D	.06	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(1.62)	(3.76)	.66	4.30	.73
Total from investment operations	(1.56)	(3.72)	.91	4.53	.77
Less Distributions
From net investment income	(.04)	(.28)	(.22)	(.21)	-
From net realized gain	-	(1.41)	(.43)	(.73)	-
Total distributions	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 16.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total Return B, C	(8.83)%	(17.13)%	4.18%	24.51%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 310,701	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Ratio of expenses to average net assets	.79% A	.79%	.79%	.80%	.84% A
Ratio of expenses to average net assets after all expense reductions	.76% A, F	.76% F	.78% F	.79% F	.83% A, F
Ratio of net investment income to average net assets	.77% A	.21%	1.09%	1.16%	1.72% A
Portfolio turnover rate	117% A	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income D	.05	.01
Net realized and unrealized gain (loss)	(1.62)	(3.34)
Total from investment operations	(1.57)	(3.33)
Less Distributions
From net investment income	(.06)	(.28)
From net realized gain	-	(1.41)
Total distributions	(.06)	(1.69)
Net asset value, end of period	$ 16.05	$ 17.68
Total Return B, C	(8.91)%	(15.74)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,723	$ 25,827
Ratio of expenses to average net assets	.95% A	.95% A
Ratio of expenses to average net assets after all expense reductions	.92% A, F	.93% A, F
Ratio of net investment income to average net assets	.61% A	.04% A
Portfolio turnover rate	117% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	-24.38%	-1.42%	7.09%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,833 - a 98.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Barry Coffman, Portfolio Manager of High Income Portfolio

Q. How did the fund perform, Barry?

A. Not well at all. For the six-month period that ended June 30, 2001, the fund significantly lagged its competitors, as the variable annuity high current yield funds average tracked by Lipper Inc. returned 1.10%. The fund also lagged the 3.38% return of the Merrill Lynch High Yield Master II Index, which tracks the types of securities in which the fund invests. For the 12-month period that ended June 30, 2001, the results were similar. The fund's performance trailed the -4.96% return of the variable annuity high current yield funds average and the -0.92% return of the Merrill Lynch index.

Q. What caused the fund to underperform its peers and the Merrill Lynch index during the past six months?

A. The fund has been overweighted in the telecommunications sector for a number of years, and during the past year this has proven to be a very poor decision. Capital dried up and many management teams were not equipped to deal with a rapidly changing competitive environment. These factors and others led to a number of telecommunications company bankruptcies and negatively affected the securities of virtually every issuer in this sector. I pared back the fund's telecom holdings, but it continued to be the largest sector weighting in the fund. In particular, the fund was hurt the most by its holdings in competitive local exchange carriers Winstar, which filed for bankruptcy, and XO Communications (formerly known as NEXTLINK). The fund's largest holding, leading national mobile wireless provider Nextel Communications, also performed poorly when it missed its first quarter numbers due to the economic slowdown, which is affecting its business-oriented customer base. The fund's holdings in international cable companies NTL and UnitedGlobalCom's subsidiaries United Pan Europe and United International Holdings Australia/Pacific - also detracted from performance. These companies had taken on significant debt to build out advanced video and broadband networks and will need additional capital in the next 24 months, creating skepticism in this negative market environment.

Q. Despite all the gloom that hovered over the telecom sector, other parts of the high-yield market perked up a bit during the period. What factors drove that turnaround?

A. The Federal Reserve Board's surprise interest-rate cut on January 3 got things off to a good start. That cut - plus the five that followed later in the period - fueled optimism that the Fed would go to great lengths to help the U.S. economy avert a recession. Furthermore, many types of investors came off the sidelines and poured money into high-yield investments, helping to provide a better overall tone to the market. That was in stark contrast to 2000, when investors yanked money out of high-yield bonds. High-yield mutual funds received growing amounts of net new cash from investors, while pension funds - lured by attractive yields - allocated more money to the market. That said, the increase in demand was more than met by increased supply. New issuance in the first half of 2001 was greater than all of 2000, and this does not include the increase in supply from downgrades of former investment-grade companies such as Xerox and Lucent.

Q. What holdings performed well?

A. The fund's holdings in telecommunications company Intermedia benefited as a result of its impending acquisition by WorldCom. Other positive contributors included Allied Waste, Millicom and AFC Enterprises. In addition, many of the fund's holdings in stocks issued by high-yield companies - including EchoStar, Polymer Group, Fairchild Semiconductors, LNR Property Corp., Six Flags and DaVita - were winners as well.

Q. What changes did you make during the past six months?

A. For starters, I upgraded the fund's overall credit quality by roughly doubling the fund's stake in BB-rated bonds. In terms of specific investments, I emphasized electric power producers AES and CMS, which I felt could benefit from rising electricity rates and the growing need for additional generation capacity. To take advantage of a potential economic rebound, I added more cyclical, higher-quality companies that were trading at depressed prices, such as Phelps Dodge and Navistar.

Q. What's ahead for the high-yield market, and what are your plans for the portfolio?

A. I'm fairly optimistic about the prospects for the high-yield market. The economy appears to be at or near a bottom and spreads are still relatively wide by historical standards. We have been through a very rough period but there still are many healthy high-yield companies with manageable balance sheets that are doing well in this environment. As for the fund, I plan to continue to further diversify its holdings and improve the overall credit quality, while positioning the fund to benefit from an eventual rebound in the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high current income by investing primarily in all types of income-producing debt securities with an emphasis on lower-quality securities

Start date: September 19, 1985

Size: as of June 30, 2001, more than $1.5 billion

Manager: Barry Coffman, since 1990; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.4%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.5%
Broadcasting - 2.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	Caa2	$ 32,665,000	$ 31,440,060
Healthcare - 1.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	5,000,000	5,087,500
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	5,370,000	5,088,075
7% 5/15/09	B2	11,120,000	10,536,200
			20,711,775
Telecommunications - 0.1%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa3	9,000,000	1,215,000
TOTAL CONVERTIBLE BONDS			53,366,835
Nonconvertible Bonds - 70.9%
Air Transportation - 0.6%
Air Canada 10.25% 3/15/11	B1	5,000,000	4,600,000
Northwest Airlines, Inc. 8.875% 6/1/06	Ba2	5,000,000	4,875,000
			9,475,000
Auto Parts Distribution - 0.4%
Accuride Corp. 9.25% 2/1/08	B2	10,230,000	6,649,500
Automotive - 1.0%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	B2	2,280,000	2,240,100
Navistar International Corp. 7% 2/1/03	Ba1	5,000,000	4,850,000
9.375% 6/1/06 (f)	Ba1	7,000,000	7,105,000
Venture Holdings Trust 9.5% 7/1/05	B2	500,000	380,000
			14,575,100
Broadcasting - 1.8%
CD Radio, Inc.:
0% 12/1/07 (d)	Caa1	8,500,000	2,890,000
14.5% 5/15/09	Caa1	6,000,000	3,060,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	10,000,000	9,950,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	10,000,000	9,850,000
Radio One, Inc. 8.875% 7/1/11 (f)	B3	2,115,000	2,115,000
			27,865,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Cable TV - 8.5%
Adelphia Communications Corp.:
9.875% 3/1/07	B2	$ 3,540,000	$ 3,495,750
10.5% 7/15/04	B2	2,000,000	2,020,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	3,000,000	2,827,500
10% 5/15/11 (f)	B2	7,000,000	7,070,000
11.125% 1/15/11	B2	5,000,000	5,200,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	19,341,000	10,830,960
11.75% 12/15/05	B2	9,875,000	6,616,250
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	210,000	214,725
International Cabletel, Inc. 11.5% 2/1/06	B2	20,000,000	13,500,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	7,000,000	6,702,500
NTL Communications Corp. 11.5% 10/1/08	B3	10,000,000	6,600,000
NTL, Inc. 0% 4/1/08 (d)	B3	22,375,000	10,292,500
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	5,245,000	5,297,450
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,655,000	3,252,950
9.75% 12/1/06	B3	1,190,000	1,059,100
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	19,665,000	11,405,700
12.375% 8/1/06	B3	1,410,000	1,290,150
Telewest PLC yankee 11% 10/1/07	B2	10,252,000	8,509,160
UIH Australia/Pacific, Inc.:
14% 5/15/06	Caa2	40,240,000	12,072,000
14% 5/15/06	Caa2	5,620,000	1,686,000
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	16,408,000	5,742,800
11.25% 2/1/10	B2	6,005,000	2,221,850
11.5% 2/1/10	B2	6,210,000	2,297,700
			130,205,045
Capital Goods - 1.2%
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	7,520,000	7,745,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	$ 4,705,000	$ 3,905,150
Terex Corp.:
8.875% 4/1/08	B2	2,000,000	1,920,000
10.375% 4/1/11 (f)	B2	4,360,000	4,403,600
			17,974,350
Chemicals - 5.3%
Acetex Corp. yankee 9.75% 10/1/03	B3	4,500,000	4,410,000
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,160,000	3,175,800
Avecia Group PLC yankee 11% 7/1/09	B2	12,080,000	12,019,600
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	4,465,000	4,286,400
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	28,195,000	17,480,900
9.5% 7/1/07 (f)	Caa1	8,585,000	5,322,700
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	7,200,000	7,128,000
IMC Global, Inc. 11.25% 6/1/11 (f)	Ba1	5,000,000	4,975,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	10,420,000	10,420,000
PMD Group, Inc. 11% 2/28/11 (f)	B3	2,100,000	2,131,500
Polymer Group, Inc.:
8.75% 3/1/08	B3	13,940,000	5,157,800
9% 7/1/07	B3	11,710,000	4,332,700
			80,840,400
Conglomerates - 0.1%
USI American Holdings, Inc. 7.25% 12/1/06	Ba2	2,000,000	1,320,000
Consumer Products - 1.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	9,120,000	4,651,200
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	8,000,000	7,740,000
Hasbro, Inc. 7.95% 3/15/03	Ba3	7,000,000	6,755,000
			19,146,200
Department Stores - 0.6%
Kmart Corp. 8.375% 12/1/04	Baa3	5,000,000	4,900,000
Saks, Inc. 7.25% 12/1/04	Ba1	5,000,000	4,750,000
			9,650,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financial Services - 1.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 4,620,000	$ 4,712,400
Delta Financial Corp. 9.5% 8/1/04	Caa2	1,350,000	553,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	10,000,000	10,200,000
Millennium America, Inc. 9.25% 6/15/08 (f)	Ba1	1,750,000	1,763,125
			17,229,025
Diversified Media - 0.7%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	8,000,000	7,080,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	3,580,000	3,580,000
			10,660,000
Drug Stores - 1.3%
Rite Aid Corp.:
7.125% 1/15/07	Caa2	4,990,000	4,141,700
7.625% 4/15/05	Caa2	15,060,000	13,102,200
11.25% 7/1/08 (f)	Caa2	2,970,000	2,992,275
			20,236,175
Electric Utilities - 4.2%
AES Corp. 9.375% 9/15/10	Ba1	14,770,000	14,770,000
CMS Energy Corp.:
8.5% 4/15/11	Ba3	7,000,000	6,877,500
9.875% 10/15/07	Ba3	10,000,000	10,400,000
Edison Mission Energy 9.875% 4/15/11	Baa3	2,000,000	1,860,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,262,500
6.25% 3/1/04	B3	2,875,000	2,501,250
7.875% 3/1/02	B3	8,670,000	7,889,700
8.375% 5/1/25	B3	1,390,000	1,237,100
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	15,000,000	15,000,000
			63,798,050
Energy - 3.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	4,420,000	4,508,400
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	5,336,000	5,229,280
8.125% 4/1/11 (f)	B2	7,970,000	7,451,950
Cross Timbers Oil Co. 9.25% 4/1/07	B1	5,225,000	5,381,750
DI Industries, Inc. 8.875% 7/1/07	B1	7,000,000	6,930,000
Nuevo Energy Co. 9.375% 10/1/10	B1	5,000,000	4,950,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Plains Resources, Inc.:
10.25% 3/15/06	B2	$ 5,860,000	$ 6,035,800
10.25% 3/15/06	B2	4,585,000	4,722,550
10.25% 3/15/06	B2	3,020,000	3,133,250
SESI LLC 8.875% 5/15/11 (f)	B1	2,710,000	2,682,900
			51,025,880
Entertainment/Film - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,423,500
9.5% 2/1/11	Caa3	5,115,000	4,552,350
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,000,000	4,075,000
9.625% 8/1/08	Caa2	1,730,000	1,487,800
			14,538,650
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	1,955,000	1,974,550
Gaming - 2.5%
Hollywood Casino Corp. 11.25% 5/1/07	B3	8,120,000	8,465,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	7,000,000	7,035,000
MGM Mirage, Inc.:
8.375% 2/1/11	Ba2	7,000,000	7,070,000
9.75% 6/1/07	Ba2	5,000,000	5,337,500
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	10,000,000	9,925,000
			37,832,600
Healthcare - 2.0%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	8,050,000	8,251,250
Iasis Healthcare Corp. 13% 10/15/09	B3	1,000,000	1,060,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	13,000,000	12,090,000
Service Corp. International (SCI):
6% 12/15/05	B1	3,000,000	2,550,000
7.2% 6/1/06	B1	1,000,000	860,000
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	5,460,000	5,582,850
			30,395,263

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 2.0%
LNR Property Corp.:
9.375% 3/15/08	B1	$ 6,090,000	$ 5,876,850
10.5% 1/15/09	B1	10,000,000	10,000,000
Ryland Group, Inc. 9.125% 6/15/11	B1	5,000,000	4,950,000
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	10,000,000	10,425,000
			31,251,850
Hotels - 1.3%
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,965,000	2,890,875
Host Marriott LP 8.375% 2/15/06	Ba2	8,200,000	8,036,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,050,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	4,440,000	4,151,400
			20,128,275
Insurance - 0.7%
Conseco, Inc. 8.75% 2/9/04	B1	10,910,000	10,309,950
Leisure - 1.1%
Intrawest Corp. yankee 10.5% 2/1/10	B1	6,000,000	6,120,000
Premier Parks, Inc. 9.25% 4/1/06	B3	10,000,000	10,000,000
			16,120,000
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	4,875,000	4,241,250
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	7,435,000	7,806,750
International Utility Structures, Inc. yankee 10.75% 2/1/08	Caa1	9,200,000	4,600,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	4,995,000	3,046,950
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	14,509,000	15,234,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	14,725,000	14,526,213
			49,455,613
Miscellaneous - 0.2%
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	7,000,000	3,570,000
Paper - 3.2%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	2,000,000	1,180,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	14,080,000	8,870,400
9.75% 6/15/07	Caa1	7,285,000	4,589,550
Packaging Corp. of America 9.625% 4/1/09	B1	15,000,000	15,900,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Potlatch Corp. 10% 7/15/11 (f)	Ba1	$ 7,000,000	$ 7,052,500
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	9,775,000	9,970,500
12.58% 8/1/16 (g)	B2	1,150,000	1,201,750
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	1,000,000	1,015,000
			49,779,700
Publishing/Printing - 1.7%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	21,340,000	20,913,200
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	5,620,000	5,690,250
			26,603,450
Restaurants - 1.2%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	8,000,000	8,320,000
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	10,000,000	10,200,000
			18,520,000
Services - 0.4%
AP Holdings, Inc. 0% 3/15/08 (d)	Ca	2,470,000	172,900
Iron Mountain, Inc. 8.625% 4/1/13	B2	5,130,000	5,130,000
			5,302,900
Shipping - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	4,980,000	5,054,700
Specialty Retailing - 0.6%
Kmart Corp. 9.875% 6/15/08 (f)	Baa3	5,000,000	4,912,500
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	5,000,000	4,937,950
			9,850,450
Steels - 0.2%
WCI Steel, Inc. 10% 12/1/04	B3	3,750,000	2,662,500
Supermarkets - 0.3%
Great Atlantic & Pacific Tea, Inc. 7.7% 1/15/04	B2	5,000,000	4,500,000
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (c)	-	2,590,000	19,425
			4,519,425
Technology - 2.0%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	6,455,000	6,519,550
ChipPAC International Ltd. 12.75% 8/1/09	B3	7,000,000	6,755,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	$ 1,000,000	$ 960,000
Micron Technology, Inc. 6.5% 9/30/05 (h)	B3	10,000,000	8,600,000
Rhythms NetConnections, Inc.:
0% 5/15/08 (d)	Ca	20,810,000	624,300
12.75% 4/15/09	Ca	8,475,000	762,750
14% 2/15/10	Ca	6,340,000	317,000
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	420,000	399,000
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	3,420,000	3,180,600
Xerox Credit Corp. 6.1% 12/16/03	Ba1	3,490,000	2,722,200
			30,840,400
Telecommunications - 15.4%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	12,900,000	7,417,500
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	6,000,000	3,360,000
American Mobile Satellite Corp. 12.25% 4/1/08	-	9,750,000	2,145,000
American Tower Corp. 9.375% 2/1/09 (f)	B3	4,000,000	3,740,000
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	10,000,000	7,700,000
AXXENT, Inc. 15% 12/30/04 (h)	-	17,227,552	2,584,133
Concentric Network Corp. 12.75% 12/15/07	B	12,760,000	4,083,200
Covad Communications Group, Inc.:
12% 2/15/10	Caa3	17,000,000	2,380,000
12.5% 2/15/09	Caa3	7,684,000	1,229,440
Crown Castle International Corp. 10.75% 8/1/11	B3	5,000,000	4,850,000
Dobson Communications Corp. 10.875% 7/1/10	B3	10,000,000	10,000,000
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	31,865,000	1,593,250
Focal Communications Corp. 11.875% 1/15/10	B3	20,000,000	6,000,000
Globix Corp. 12.5% 2/1/10	B-	38,020,000	11,025,800
Hyperion Telecommunications, Inc. 13% 4/15/03	B3	4,480,000	3,360,000
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	9,235,000	8,149,888
8.6% 6/1/08	B2	4,800,000	4,680,000
Intrawest Corp. yankee 9.75% 8/15/08	B1	3,225,000	3,192,750
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	19,640,000	1,374,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
KMC Telecom Holdings, Inc.: - continued
13.5% 5/15/09	Caa2	$ 22,500,000	$ 3,825,000
Loral Space & Communications Ltd. 9.5% 1/15/06	B3	3,000,000	2,250,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	33,735,000	9,445,800
McLeodUSA, Inc.:
9.25% 7/15/07	B1	360,000	212,400
11.375% 1/1/09	B1	5,240,000	3,301,200
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	8,100,000	405,000
10.375% 10/1/07 (c)	Caa3	13,555,000	677,750
11% 9/15/08 (c)	Caa3	2,280,000	114,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	7,205,000	5,187,600
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	29,000,000	25,230,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	14,610,000	10,957,500
12% 11/1/08	B1	2,495,000	2,195,600
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	21,475,000	4,939,250
12.75% 8/1/10	Caa1	14,525,000	4,502,750
NEXTLINK Communications, Inc.:
0% 6/1/09 (d)	B2	695,000	118,150
0% 12/1/09 (d)	B2	20,070,000	3,211,200
9% 3/15/08	B2	20,779,000	5,402,540
10.75% 11/15/08	B3	13,250,000	4,240,000
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	-	7,110,000	639,900
11.625% 3/1/05 (c)	-	3,680,000	331,200
PageMart Nationwide, Inc. 15% 2/1/05	Caa2	33,040,000	7,268,800
Pathnet, Inc. 12.25% 4/15/08 (c)	-	20,255,000	1,417,850
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	1,180,000	82,600
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	12,569,000	11,563,480
yankee 10.125% 11/1/04	B3	20,460,000	13,708,200
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	11,000,000	5,060,000
10.75% 3/15/10	B3	7,885,000	6,702,250

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TeleCorp PCS, Inc. 0% 4/15/09 (d)	B3	$ 3,000,000	$ 1,860,000
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	15,033,000	7,366,170
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,540,000	6,315,600
			237,397,551
Textiles & Apparel - 0.3%
Foamex LP 13.5% 8/15/05	Caa2	5,000,000	3,750,000
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	2,000,000	740,000
			4,490,000
TOTAL NONCONVERTIBLE BONDS			1,091,247,552
TOTAL CORPORATE BONDS (Cost $1,480,242,753)			1,144,614,387
Asset-Backed Securities - 0.0%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $1,489,903)	Ba2	1,372,903	782,555
Commercial Mortgage Securities - 1.6%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (f)	Ba1	4,750,000	3,300,508
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 7.0187% 4/25/21 (g)	Caa1	2,084,310	1,865,457
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (f)	-	1,350,000	109,215
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (f)(g)	Ba1	4,500,000	3,752,719
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30	BB	4,500,000	3,606,328
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	2,553,000	1,777,127
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(g)	-	2,200,000	2,082,560
Series 1998-ST1A Class B1A, 6.8725% 1/15/03 (f)(g)	-	4,000,000	3,825,632
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	BB+	$ 2,600,000	$ 2,260,070
Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,000,000	1,741,797
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941,432)			24,321,413
Common Stocks - 5.9%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	7
Broadcasting - 1.5%
EchoStar Communications Corp. Class A (a)	625,200	19,612,524
Pegasus Communications Corp. (a)	213,400	3,676,882
		23,289,406
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	1,024	10
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,805	6,701
		6,711
Capital Goods - 0.1%
Tokheim Corp. (a)(e)	182,235	1,649,227
Chemicals - 0.5%
Lyondell Chemical Co.	100,000	1,538,000
Polymer Group, Inc. (e)	3,004,860	6,790,984
Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)	340	3
		8,328,987
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
ECM Corp. LP (f)	3,000	258,750
		258,893
Energy - 0.8%
Grey Wolf, Inc. (a)	490,000	1,960,000
Plains Resources, Inc. (a)	430,700	10,336,800
		12,296,800
Healthcare - 0.5%
DaVita, Inc. (a)	361,900	7,357,427
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		7,357,459
Homebuilding/Real Estate - 0.5%
LNR Property Corp.	214,700	7,514,500
Swerdlow Real Estate Group, Inc.:
Class A (h)	79,800	1
Class B (h)	19,817	0
		7,514,501

	Shares	Value (Note 1)
Hotels - 0.0%
Moa Hospitality, Inc. (a)	3,000	$ 15,000
Leisure - 0.4%
Six Flags, Inc. (a)	250,000	5,260,000
Metals/Mining - 0.0%
International Utility Structures, Inc. warrants 2/1/03 (a)	2,500	0
Paper - 0.6%
Packaging Corp. of America (a)	591,600	9,187,548
Specialty Retailing - 0.1%
Mothers Work, Inc. (a)(e)	284,100	2,096,658
Mothers Work, Inc. (a)(h)	2,952	21,786
		2,118,444
Supermarkets - 0.5%
Pathmark Stores, Inc. (a)	298,657	7,108,037
Technology - 0.3%
Fairchild Semiconductor International, Inc. Class A (a)	200,000	4,600,000
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,845
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	12,650	127
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	45,930	22,965
warrants 1/15/07 (CV ratio .6) (a)	5,585	2,793
McCaw International Ltd. warrants 4/16/07 (a)(f)	42,305	42,305
Pathnet, Inc. warrants 4/15/08 (a)(f)	20,255	10,128
		90,163
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	48,889	1,222,225
TOTAL COMMON STOCKS (Cost $93,988,701)		90,303,408
Nonconvertible Preferred Stocks - 9.5%

Broadcasting - 0.1%
Granite Broadcasting Corp. $127.50 pay-in-kind	5,118	921,240
Cable TV - 2.6%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	198,461	21,185,712
Series M, $11.125 pay-in-kind	184,123	19,609,100
		40,794,812
Diversified Financial Services - 0.6%
American Annuity Group Capital Trust II $88.75	8,910	8,862,936
Healthcare - 0.3%
Fresenius Medical Care Capital Trust II $7.875	5,000	4,964,530
Homebuilding/Real Estate - 0.7%
Swerdlow Real Estate Group, Inc.:
junior (h)	19,817	63,170
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - continued
Swerdlow Real Estate Group, Inc.: - continued
mezzanine (h)	79,800	$ 1,039,804
senior (h)	79,800	9,499,254
		10,602,228
Metals/Mining - 0.0%
International Utility Structures, Inc. $130.00 pay-in-kind (f)	3,644	728,800
Publishing/Printing - 0.4%
PRIMEDIA, Inc. Series H, $8.625	73,249	5,420,426
Technology - 0.0%
Ampex Corp. 8% non-cumulative	386	602,160
Telecommunications - 4.8%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	3,391	779,930
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	18,746	18,183,620
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	35,150	21,090,000
Series E, $111.25 pay-in-kind	45,463	25,913,910
XO Communications, Inc.:
$7.00 pay-in-kind	1,099,216	4,396,864
Series B, $135.00 pay-in-kind	27,683	2,768,300
		73,132,624
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $256,486,978)		146,029,756
Floating Rate Loans - 2.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Automotive - 0.8%
Accuride Corp. Tranche B term loan 7.3125% 1/23/06 (g)	-	$ 4,617,037	4,247,674
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (g)	B2	4,391,667	3,776,833
Tranche C term loan 8.34% 6/30/08 (g)	B2	4,391,667	3,776,833
			11,801,340
Cable TV - 0.2%
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (g)	Ba3	2,500,000	2,468,750
Capital Goods - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (g)	-	1,960,784	1,823,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Thermadyne Manufacturing LLC:
Tranche B term loan 6.76% 5/22/05 (g)	B3	$ 3,985,881	$ 3,387,999
Tranche C term loan 7.01% 5/22/06 (g)	B3	3,985,881	3,387,999
			8,599,527
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (g)	Ba3	7,693,564	7,635,862
Tranche C term loan 6.9399% 7/21/07 (g)	Ba3	9,232,279	9,163,037
			16,798,899
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche B term loan 7.4239% 1/31/02 (g)	Caa2	3,000,000	1,500,000
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	3,600,000	1,980,000
			3,480,000
TOTAL FLOATING RATE LOANS (Cost $44,280,397)			43,148,516
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
3.75%, dated 6/29/01 due 7/2/01	$ 9,702,028	9,699,000
3.99%, dated 6/29/01 due 7/2/01	46,302,373	46,287,000
TOTAL CASH EQUIVALENTS (Cost $55,986,000)		55,986,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,956,416,164)		1,505,186,035
NET OTHER ASSETS - 2.2%		34,140,900
NET ASSETS - 100%		$ 1,539,326,935
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Mothers Work, Inc.	$ -	$ 208,056	$ -	$ 2,096,658
Polymer Group, Inc.	663,660	1,554,442	-	6,790,984
Tokheim Corp.	-	141,231	-	1,649,227
TOTALS	$ 663,660	$ 1,903,729	$ -	$ 10,536,869

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,390,466 or 18.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Mothers Work, Inc.	6/18/98	$ 26,172
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	3.2%	BBB	3.4%
Ba	13.9%	BB	16.3%
B	43.0%	B	49.8%
Caa	17.2%	CCC	6.7%
Ca, C	0.2%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,251,237,359 and $1,157,988,530.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,174 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,808,148 or 1.4% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $43,148,516 or 2.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $16,393,833. The weighted average interest rate was 4.71%. Interest expense includes $12,892 paid under the interfund lending program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest earned from the interfund lending program amounted to $1,647 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,089,000. The weighted average interest rate was 5.79%. Interest expense includes $4,868 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	2.9
United Kingdom	2.7
Mexico	1.7
Luxembourg	1.6
Others (individually less than 1%)	1.8
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,942,872,680. Net unrealized depreciation aggregated $437,686,645, of which $49,430,109 related to appreciated investment securities and $487,116,754 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $456,970,000 of which $78,331,000 and $378,639,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $55,986,000) (cost $1,956,416,164) - See accompanying schedule		$ 1,505,186,035
Cash		263
Receivable for investments sold		26,684,356
Receivable for fund shares sold		2,386,662
Dividends receivable		1,648,396
Interest receivable		38,750,057
Total assets		1,574,655,769
Liabilities
Payable for investments purchased	$ 33,850,938
Payable for fund shares redeemed	513,035
Accrued management fee	773,207
Distribution fees payable	22,444
Other payables and accrued expenses	169,210
Total liabilities		35,328,834
Net Assets		$ 1,539,326,935
Net Assets consist of:
Paid in capital		$ 2,603,874,200
Undistributed net investment income		180,999,768
Accumulated undistributed net realized gain (loss) on investments		(794,316,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(451,230,275)
Net Assets		$ 1,539,326,935
Initial Class: Net Asset Value, offering price and redemption price per share ($1,295,104,466 ÷ 192,029,983 shares)		$6.74
Service Class: Net Asset Value, offering price and redemption price per share ($233,574,539 ÷ 34,732,341 shares)		$6.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,647,930 ÷ 1,588,896 shares)		$6.70

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,162,490
Interest		105,825,941
Total income		117,988,431
Expenses
Management fee	$ 5,116,373
Transfer agent fees	579,025
Distribution fees	137,394
Accounting fees and expenses	253,711
Non-interested trustees' compensation	2,270
Custodian fees and expenses	28,857
Audit	23,032
Legal	5,166
Interest	17,760
Reports to shareholders	136,933
Total expenses before reductions	6,300,521
Expense reductions	(47,589)	6,252,932
Net investment income		111,735,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized loss of $1,298,471 on sales of investments in affiliated issuers)		(346,854,131)
Change in net unrealized appreciation (depreciation) on:
Investment securities	115,801,042
Assets and liabilities in foreign currencies	(146)	115,800,896
Net gain (loss)		(231,053,235)
Net increase (decrease) in net assets resulting from operations		$ (119,317,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 111,735,499	$ 241,029,869
Net realized gain (loss)	(346,854,131)	(394,809,674)
Change in net unrealized appreciation (depreciation)	115,800,896	(345,968,584)
Net increase (decrease) in net assets resulting from operations	(119,317,736)	(499,748,389)
Distributions to shareholders from net investment income	(225,311,206)	(160,774,241)
Share transactions - net increase (decrease)	184,414,217	(151,517,210)
Total increase (decrease) in net assets	(160,214,725)	(812,039,840)
Net Assets
Beginning of period	1,699,541,660	2,511,581,500
End of period (including undistributed net investment income of $180,999,768 and $308,860,512, respectively)	$ 1,539,326,935	$ 1,699,541,660

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	78,854,242	$ 613,772,345	68,262,740	$ 656,033,666
Reinvested	24,517,471	193,933,192	13,813,362	144,073,366
Redeemed	(90,722,658)	(686,625,189)	(102,114,895)	(1,010,388,142)
Net increase (decrease)	12,649,055	$ 121,080,348	(20,038,793)	$ (210,281,110)
Service Class Sold	15,954,749	$ 123,210,246	14,344,038	$ 139,520,383
Reinvested	3,882,761	30,634,983	1,603,673	16,694,232
Redeemed	(13,011,890)	(98,062,929)	(10,538,595)	(102,893,478)
Net increase (decrease)	6,825,620	$ 55,782,300	5,409,116	$ 53,321,137
Service Class 2 A Sold	963,540	$ 7,185,865	583,490	$ 5,445,535
Reinvested	94,413	743,031	639	6,643
Redeemed	(52,079)	(377,327)	(1,107)	(9,415)
Net increase (decrease)	1,005,874	$ 7,551,569	583,022	$ 5,442,763
Distributions
From net investment income Initial Class		$ 193,933,192		$ 144,073,366
Service Class		30,634,983		16,694,232
Service Class 2 A		743,031		6,643
Total		$ 225,311,206		$ 160,774,241

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	.475 D, G	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(.915) G	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(.440)	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(1.000)	(.750)	(1.075)	(.970)	(.890)	(.920)
From net realized gain	-	-	(.030)	(.600)	(.110)	(.180)
In excess of net realized gain	-	-	(.005)	-	-	-
Total distributions	(1.000)	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 6.740	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B	(7.19)%	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,104	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.70% A	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	12.73% A, G	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	143% A	68%	82%	92%	118%	123%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	.467 G	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.907) G	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.440)	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.990)	(.740)	(1.075)	(.970)	-
From net realized gain	-	-	(.030)	(.600)	-
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 6.720	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(7.20)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,575	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.80% A	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after all expense reductions	.80% A	.78%	.79%	.82%	.80% A,F
Ratio of net investment income to average net assets	12.63% A, G	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	143% A	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.058 for Initial Class and $.057 for Service Class and decrease net realized and unrealized gain (loss) per share by $.058 for Initial Class and $.057 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 11.18% for Initial Class and 11.08% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income D	.445 G	.936
Net realized and unrealized gain (loss)	(.885) G	(3.206)
Total from investment operations	(.440)	(2.270)
Less Distributions
From net investment income	(.990)	(.740)
Net asset value, end of period	$ 6.700	$ 8.130
Total Return B, C	(7.22)%	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,648	$ 4,742
Ratio of expenses to average net assets	.98% A	1.01% A
Ratio of expenses to average net assets after all expense reductions	.97% A, F	1.01% A
Ratio of net investment income to average net assets	12.45% A, G	11.04% A
Portfolio turnover rate	143% A	68%
A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.055 and decrease net realized and unrealized gain (loss) per share by $.055. Without this change the Ratio of net investment income to average net assets would have been 10.91%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Initial Class	-14.80%	14.15%	15.03%
S&P 500 ®	-14.83%	14.48%	15.34%
Variable Annuity S&P 500 Index Objective Funds Average	-15.04%	14.13%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 index objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Initial Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2001 the value of the investment would have grown to $34,524 - a 245.24% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,358 - a 253.58% increase.

Investment Summary

Top Ten Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	4.3
Microsoft Corp.	3.5
Exxon Mobil Corp.	2.7
Citigroup, Inc.	2.4
Pfizer, Inc.	2.3
AOL Time Warner, Inc.	2.1
Wal-Mart Stores, Inc.	1.9
Intel Corp.	1.8
American International Group, Inc.	1.8
International Business Machines Corp.	1.8
24.6
Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	18.4
Financials	17.7
Consumer Discretionary	13.1
Health Care	12.7
Industrials	11.2
Consumer Staples	7.5
Energy	6.5
Telecommunication Services	5.5
Utilities	3.6
Materials	2.5

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management Inc. (formerly Bankers Trust), sub-adviser of the fund

Q. How did the fund perform, Jim?

A. For the six-month period that ended June 30, 2001, the fund performed in line with the Standard & Poor's 500 Index and the variable annuity S&P 500® index objective funds average tracked by Lipper Inc., which returned -6.70 and -6.86%, respectively. For the 12 months that ended June 30, 2001, fund performance closely tracked the S&P 500 and Lipper average, which returned -14.83% and -15.04%, respectively.

Q. What factors set the tone for market performance during the past six months?

A. Weak economic data and persistent corporate earnings shortfalls fueled the negative momentum for stocks during the first half of 2001. The combined effects of last year's interest-rate hikes, higher energy costs, slowing productivity and rising labor costs spelled trouble for corporate profitability. Deteriorating global demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which constrained profit growth. Excess capacity and a tighter supply of available funding caused further contraction in capital spending - the lifeblood of economic growth in recent years - which really squeezed earnings throughout the sector. Aggressive monetary stimulus from the Federal Reserve Board - in the form of six interest-rate cuts, two of which were surprise, inter-meeting moves - did little to revive optimism on Wall Street, as concerns about a more prolonged period of sluggishness in the U.S. economy weighed on investors' psyches. Despite snapbacks in January and April, the S&P 500 finished the period firmly in the red, due in large part to a handful of big-cap tech stocks that languished. The same companies that led the bull run for the past few years - namely Cisco, EMC and Oracle - hit the wall as business conditions soured and they were unable to support once-lofty valuations. Despite some pockets of strength, technology was the worst performing sector during the six-month period, down nearly 17%, and, with its considerable influence over the direction of the market, lured the index into bear territory - about 25% off its peak.

Q. Health stocks seemed to suffer their share of side effects during the period . . .

A. Drug stocks have historically offered a safe place to hang one's hat in a volatile market. The problem was, they failed to act defensively during the period. Firms such as Merck, Bristol-Myers Squibb and Pfizer faced tremendous selling pressure heading into the year, after having performed quite well late in 2000. The group generally suffered from a host of factors, including various operational and procedural issues, slower-than-expected sales of key products, unfavorable foreign exchange rates, lackluster new product pipelines, patent expirations and a potentially more stringent regulatory environment.

Q. What areas of the market seemed to attract investors?

A. Investors seemed unwilling to pay a premium for growth companies offering little-to-no earnings visibility, or growth for that matter. As such, given the thick haze surrounding most areas of technology - particularly communications-related hardware providers - market participants looked elsewhere for more attractive opportunities. Popular locations were stable growth, economically sensitive cyclical and smaller-cap, value-oriented stocks. Small-to-medium sized firms were strongly favored during the period for several reasons, including their lack of exposure to weakness in Europe, higher earnings expectations and lower valuations. Cyclicals got the nod because of their tendency to outperform in anticipation of an improving economy. Some tech stocks fit that bill and presented compelling valuations. Software and semiconductor-related firms, such as PeopleSoft and Advanced Micro Devices, respectively, performed quite nicely during the period. Microsoft, IBM and Dell were among the few heavyweights that also successfully bucked the downturn. Consumer confidence, spending and credit held up surprisingly well in the face of rising unemployment - due largely to falling interest rates - which was good news for the flagging economy, as well as for several bank, media and consumer stocks. Topping the respective lists were Bank of America, AOL Time Warner and Philip Morris.

Q. Jim, what's your outlook?

A. Equity markets must still contend with a weak near-term earnings outlook. Sluggish growth and narrowing profit margins should continue to drag on bottom lines. The Fed is slowing down the easing, aware that there's plenty of stimulus - both monetary and fiscal, the latter in the form of a federal tax cut - already in the pipeline. The financial/monetary building blocks of an economic rebound appear to be falling into place. I expect market conditions to improve when the economy turns, but nothing like the nirvana that propelled equity returns in the late 1990s is apt to re-emerge.

The views expressed in this report reflect those of Deutsche Asset Management Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2001, more than $3.7 billion

Sub-adviser: Deutsche Asset Management Inc. (formerly Bankers Trust), since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 335,021
Dana Corp.	48,608	1,134,511
Delphi Automotive Systems Corp.	185,909	2,961,530
Goodyear Tire & Rubber Co.	54,041	1,513,148
Johnson Controls, Inc.	28,497	2,065,178
Snap-On, Inc.	19,143	462,495
TRW, Inc.	40,327	1,653,407
Visteon Corp.	42,661	784,109
		10,909,399
Automobiles - 0.9%
Ford Motor Co.	619,048	15,197,628
General Motors Corp.	183,009	11,776,629
Harley-Davidson, Inc.	101,269	4,767,745
		31,742,002
Hotels Restaurants & Leisure - 0.9%
Carnival Corp.	200,540	6,156,578
Darden Restaurants, Inc.	40,251	1,123,003
Harrah's Entertainment, Inc. (a)	39,117	1,380,830
Hilton Hotels Corp.	123,399	1,431,428
Marriott International, Inc. Class A	80,246	3,798,846
McDonald's Corp.	438,425	11,863,781
Starbucks Corp. (a)	126,762	2,790,032
Starwood Hotels & Resorts Worldwide, Inc. unit	64,585	2,407,729
Tricon Global Restaurants, Inc. (a)	48,926	2,147,851
Wendy's International, Inc.	38,193	975,449
		34,075,527
Household Durables - 0.3%
American Greetings Corp. Class A	23,029	253,319
Black & Decker Corp.	27,259	1,075,640
Centex Corp.	20,046	816,875
Fortune Brands, Inc.	51,755	1,985,322
KB HOME	15,098	455,507
Leggett & Platt, Inc.	66,084	1,455,831
Maytag Corp.	26,065	762,662
Newell Rubbermaid, Inc.	89,282	2,240,978
Pulte Homes, Inc.	13,832	589,658
The Stanley Works	28,353	1,187,424
Tupperware Corp.	19,452	455,760
Whirlpool Corp.	22,426	1,401,625
		12,680,601
Leisure Equipment & Products - 0.2%
Brunswick Corp.	29,260	703,118
Eastman Kodak Co.	100,335	4,683,638
Hasbro, Inc.	57,674	833,389
Mattel, Inc.	142,712	2,700,111
		8,920,256
Media - 5.1%
AOL Time Warner, Inc. (a)	1,469,739	77,896,167

	Shares	Value (Note 1)
Clear Channel Communications, Inc. (a)	196,945	$ 12,348,452
Comcast Corp. Class A (special) (a)	316,298	13,743,148
Dow Jones & Co., Inc.	29,207	1,743,950
Gannett Co., Inc.	88,891	5,857,917
Harcourt General, Inc.	23,558	1,370,840
Interpublic Group of Companies, Inc.	122,886	3,606,704
Knight-Ridder, Inc.	24,463	1,450,656
McGraw-Hill Companies, Inc.	65,236	4,315,361
Meredith Corp.	19,254	689,486
Omnicom Group, Inc.	59,479	5,115,194
The New York Times Co. Class A	54,134	2,273,628
TMP Worldwide, Inc. (a)	36,060	2,131,507
Tribune Co.	103,321	4,133,873
Univision Communications, Inc. Class A (a)	71,176	3,044,909
Viacom, Inc. Class B (non-vtg.) (a)	596,070	30,846,623
Walt Disney Co.	698,417	20,177,267
		190,745,682
Multiline Retail - 3.1%
Big Lots, Inc. (a)	37,510	513,137
Costco Wholesale Corp. (a)	149,685	6,276,292
Dillards, Inc. Class A	30,462	465,155
Dollar General Corp.	110,633	2,157,344
Federated Department Stores, Inc. (a)	66,336	2,819,280
JCPenney Co., Inc.	87,461	2,305,472
Kmart Corp. (a)	161,097	1,847,783
Kohls Corp. (a)	110,756	6,947,724
Nordstrom, Inc.	45,181	838,108
Sears, Roebuck & Co.	111,627	4,722,938
Target Corp.	299,294	10,355,572
The May Department Stores Co.	99,417	3,406,026
Wal-Mart Stores, Inc.	1,493,050	72,860,840
		115,515,671
Specialty Retail - 2.1%
AutoZone, Inc. (a)	38,058	1,427,175
Bed Bath & Beyond, Inc. (a)	95,586	2,907,726
Best Buy Co., Inc. (a)	69,468	4,412,607
Circuit City Stores, Inc. - Circuit City Group	68,891	1,240,038
Gap, Inc.	284,039	8,237,131
Home Depot, Inc.	774,166	36,037,427
Lowe's Companies, Inc.	128,001	9,286,473
Office Depot, Inc. (a)	99,833	1,036,267
RadioShack Corp.	62,164	1,896,002
Sherwin-Williams Co.	54,912	1,219,046
Staples, Inc. (a)	151,552	2,276,311
The Limited, Inc.	142,413	2,352,663
Tiffany & Co., Inc.	48,772	1,766,522
TJX Companies, Inc.	93,468	2,978,825
Toys 'R' Us, Inc. (a)	66,041	1,634,515
		78,708,728
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	17,100	862,695
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
NIKE, Inc. Class B	89,912	$ 3,775,405
Reebok International Ltd. (a)	18,725	598,264
VF Corp.	37,821	1,375,928
		6,612,292
TOTAL CONSUMER DISCRETIONARY		489,910,158
CONSUMER STAPLES - 7.5%
Beverages - 2.1%
Adolph Coors Co. Class B	12,643	634,426
Anheuser-Busch Companies, Inc.	301,860	12,436,632
Brown-Forman Corp. Class B (non-vtg.)	23,103	1,477,206
Coca-Cola Enterprises, Inc.	139,743	2,284,798
Pepsi Bottling Group, Inc.	47,360	1,899,136
PepsiCo, Inc.	482,617	21,331,671
The Coca-Cola Co.	831,444	37,414,980
		77,478,849
Food & Drug Retailing - 1.2%
Albertson's, Inc.	136,899	4,105,601
CVS Corp.	130,952	5,054,747
Kroger Co. (a)	273,699	6,842,475
Safeway, Inc. (a)	167,563	8,043,024
SUPERVALU, Inc.	44,344	778,237
Sysco Corp.	226,010	6,136,172
Walgreen Co.	339,631	11,598,399
Winn-Dixie Stores, Inc.	47,005	1,228,241
		43,786,896
Food Products - 1.4%
Archer-Daniels-Midland Co.	211,955	2,755,415
Campbell Soup Co.	140,561	3,619,446
ConAgra Foods, Inc.	179,480	3,555,499
General Mills, Inc.	94,912	4,155,247
H.J. Heinz Co.	116,306	4,755,752
Hershey Foods Corp.	45,517	2,808,854
Kellogg Co.	135,677	3,934,633
Quaker Oats Co.	44,084	4,022,665
Ralston Purina Co.	103,498	3,107,010
Sara Lee Corp.	270,808	5,129,104
Unilever NV (NY Shares)	191,071	11,382,099
Wm. Wrigley Jr. Co.	75,552	3,539,611
		52,765,335
Household Products - 1.4%
Clorox Co.	79,062	2,684,155
Colgate-Palmolive Co.	191,349	11,287,678
Kimberly-Clark Corp.	178,493	9,977,759
Procter & Gamble Co.	434,536	27,723,397
		51,672,989
Personal Products - 0.4%
Alberto-Culver Co. Class B	18,840	792,034

	Shares	Value (Note 1)
Avon Products, Inc.	79,617	$ 3,684,675
Gillette Co.	352,208	10,210,510
		14,687,219
Tobacco - 1.0%
Philip Morris Companies, Inc.	730,625	37,079,219
UST, Inc.	55,274	1,595,208
		38,674,427
TOTAL CONSUMER STAPLES		279,065,715
ENERGY - 6.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	110,754	3,710,259
Halliburton Co.	147,677	5,257,301
Nabors Industries, Inc. (a)	48,917	1,819,712
Noble Drilling Corp. (a)	44,660	1,462,615
Rowan Companies, Inc. (a)	31,301	691,752
Schlumberger Ltd. (NY Shares)	191,290	10,071,419
Transocean Sedco Forex, Inc.	105,770	4,363,013
		27,376,071
Oil & Gas - 5.8%
Amerada Hess Corp.	29,354	2,371,803
Anadarko Petroleum Corp.	82,803	4,473,846
Apache Corp.	40,953	2,078,365
Ashland, Inc.	23,875	957,388
Burlington Resources, Inc.	71,758	2,866,732
Chevron Corp.	206,871	18,721,826
Conoco, Inc. Class B	207,571	5,998,802
Devon Energy Corp.	42,510	2,231,775
EOG Resources, Inc.	38,801	1,379,376
Exxon Mobil Corp.	1,149,885	100,442,455
Kerr-McGee Corp.	31,210	2,068,287
Occidental Petroleum Corp.	122,705	3,262,726
Phillips Petroleum Co.	82,023	4,675,311
Royal Dutch Petroleum Co. (NY Shares)	713,389	41,569,177
Sunoco, Inc.	30,783	1,127,581
Texaco, Inc.	194,921	12,981,739
Tosco Corp.	51,609	2,273,376
Unocal Corp.	80,642	2,753,924
USX - Marathon Group	106,768	3,150,724
		215,385,213
TOTAL ENERGY		242,761,284
FINANCIALS - 17.7%
Banks - 5.8%
AmSouth Bancorp.	124,846	2,308,403
Bank of America Corp.	534,098	32,061,903
Bank of New York Co., Inc.	247,232	11,867,136
Bank One Corp.	386,123	13,823,203
BB&T Corp.	133,853	4,912,405
Charter One Financial, Inc.	69,260	2,209,394
Comerica, Inc.	58,913	3,393,389
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	189,644	$ 11,445,015
First Union Corp.	326,982	11,424,751
FleetBoston Financial Corp.	361,598	14,265,041
Golden West Financial Corp.	53,053	3,408,125
Huntington Bancshares, Inc.	82,803	1,328,160
KeyCorp	141,746	3,692,483
Mellon Financial Corp.	162,826	7,489,996
National City Corp.	203,095	6,251,264
Northern Trust Corp.	73,897	4,773,746
PNC Financial Services Group, Inc.	96,623	6,356,827
Regions Financial Corp.	80,264	2,527,513
SouthTrust Corp.	112,568	2,926,768
SunTrust Banks, Inc.	98,733	6,395,924
Synovus Financial Corp.	95,665	3,001,968
U.S. Bancorp	643,519	14,665,798
Union Planters Corp.	46,061	2,008,260
Wachovia Corp.	69,814	4,967,266
Washington Mutual, Inc.	292,105	10,968,543
Wells Fargo & Co.	571,010	26,511,994
Zions Bancorp	30,600	1,779,696
		216,764,971
Diversified Financials - 7.7%
AMBAC Financial Group, Inc.	34,887	2,030,423
American Express Co.	443,713	17,216,064
Bear Stearns Companies, Inc.	36,359	2,144,090
Capital One Financial Corp.	65,250	3,915,000
Charles Schwab Corp.	464,254	7,103,086
Citigroup, Inc.	1,678,548	88,694,476
Countrywide Credit Industries, Inc.	37,970	1,742,064
Fannie Mae	336,331	28,638,585
Franklin Resources, Inc.	89,088	4,077,558
Freddie Mac	231,802	16,226,140
Household International, Inc.	156,788	10,457,760
J.P. Morgan Chase & Co.	661,579	29,506,423
Lehman Brothers Holdings, Inc.	84,036	6,533,799
MBNA Corp.	283,720	9,348,574
Merrill Lynch & Co., Inc.	280,258	16,605,287
Moody's Corp.	55,149	1,847,492
Morgan Stanley Dean Witter & Co.	373,822	24,010,587
Providian Financial Corp.	94,926	5,619,619
State Street Corp.	107,934	5,341,654
Stilwell Financial, Inc.	75,319	2,527,706
T. Rowe Price Group, Inc.	41,380	1,521,129
USA Education, Inc.	54,294	3,963,462
		289,070,978
Insurance - 4.2%
AFLAC, Inc.	177,474	5,588,656
Allstate Corp.	243,990	10,733,120
American General Corp.	168,229	7,814,237

	Shares	Value (Note 1)
American International Group, Inc.	777,900	$ 66,899,400
Aon Corp.	84,548	2,959,180
Cincinnati Financial Corp.	53,269	2,132,358
Conseco, Inc.	109,141	1,489,775
Hartford Financial Services Group, Inc.	78,753	5,386,705
Jefferson-Pilot Corp.	51,288	2,478,236
John Hancock Financial Services, Inc.	98,467	3,964,281
Lincoln National Corp.	64,164	3,320,487
Loews Corp.	65,645	4,229,507
Marsh & McLennan Companies, Inc.	91,583	9,249,883
MBIA, Inc.	48,916	2,723,643
MetLife, Inc.	255,728	7,922,453
MGIC Investment Corp.	35,367	2,569,059
Progressive Corp.	24,360	3,293,228
SAFECO Corp.	42,876	1,270,845
The Chubb Corp.	58,169	4,504,026
The St. Paul Companies, Inc.	72,390	3,669,449
Torchmark Corp.	42,333	1,702,210
UnumProvident Corp.	80,752	2,593,754
		156,494,492
TOTAL FINANCIALS		662,330,441
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	347,868	21,585,209
Biogen, Inc. (a)	49,073	2,651,905
Chiron Corp. (a)	63,619	3,320,276
Medimmune, Inc. (a)	70,384	3,337,609
		30,894,999
Health Care Equipment & Supplies - 1.3%
Applera Corp. - Applied Biosystems Group	69,804	1,867,257
Bausch & Lomb, Inc.	18,627	675,042
Baxter International, Inc.	196,256	9,616,544
Becton, Dickinson & Co.	86,860	3,108,719
Biomet, Inc.	60,592	2,912,052
Boston Scientific Corp. (a)	137,769	2,342,073
C.R. Bard, Inc.	17,672	1,006,420
Guidant Corp. (a)	103,870	3,739,320
Medtronic, Inc.	402,578	18,522,614
St. Jude Medical, Inc. (a)	29,022	1,741,320
Stryker Corp.	66,105	3,625,859
		49,157,220
Health Care Providers & Services - 1.3%
Aetna, Inc. (a)	48,365	1,251,203
Cardinal Health, Inc.	148,424	10,241,256
CIGNA Corp.	51,332	4,918,632
HCA - The Healthcare Co.	184,633	8,343,565
HealthSouth Corp. (a)	129,127	2,062,158
Humana, Inc. (a)	56,555	557,067
Manor Care, Inc. (a)	34,319	1,089,628
McKesson HBOC, Inc.	94,619	3,512,257
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quintiles Transnational Corp. (a)	39,879	$ 1,016,516
Tenet Healthcare Corp. (a)	107,289	5,535,040
UnitedHealth Group, Inc.	106,915	6,602,001
Wellpoint Health Networks, Inc. (a)	20,935	1,972,914
		47,102,237
Pharmaceuticals - 9.3%
Abbott Laboratories	517,798	24,859,482
Allergan, Inc.	43,684	3,734,982
American Home Products Corp.	437,808	25,585,500
Bristol-Myers Squibb Co.	647,572	33,868,016
Eli Lilly & Co.	376,547	27,864,478
Forest Laboratories, Inc. (a)	58,611	4,161,381
Johnson & Johnson	1,006,854	50,342,700
King Pharmaceuticals, Inc. (a)	56,010	3,010,538
Merck & Co., Inc.	764,273	48,844,687
Pfizer, Inc.	2,108,576	84,448,469
Pharmacia Corp.	430,665	19,789,057
Schering-Plough Corp.	488,207	17,692,622
Watson Pharmaceuticals, Inc. (a)	34,014	2,096,623
		346,298,535
TOTAL HEALTH CARE		473,452,991
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.5%
Boeing Co.	290,036	16,126,002
General Dynamics Corp.	66,572	5,179,967
Goodrich Corp.	35,918	1,364,166
Honeywell International, Inc.	296,148	10,362,219
Lockheed Martin Corp.	142,635	5,284,627
Northrop Grumman Corp.	27,837	2,229,744
Raytheon Co.	112,132	2,977,105
United Technologies Corp.	157,062	11,506,362
		55,030,192
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	99,874	4,014,935
Airlines - 0.2%
AMR Corp. (a)	50,399	1,820,916
Delta Air Lines, Inc.	41,094	1,811,424
Southwest Airlines Co.	253,373	4,684,867
U.S. Airways Group, Inc. (a)	22,492	546,556
		8,863,763
Building Products - 0.1%
Crane Co.	20,026	620,806
Masco Corp.	149,603	3,734,091
		4,354,897
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	59,699	1,115,177
Automatic Data Processing, Inc.	212,828	10,577,552

	Shares	Value (Note 1)
Avery Dennison Corp.	37,327	$ 1,905,543
Cendant Corp. (a)	281,897	5,496,992
Cintas Corp.	57,465	2,697,982
Concord EFS, Inc. (a)	71,435	3,967,500
Convergys Corp. (a)	58,039	1,755,680
Deluxe Corp.	24,772	715,911
Ecolab, Inc.	42,584	1,744,666
Equifax, Inc.	46,275	1,697,367
First Data Corp.	132,400	8,506,700
Fiserv, Inc. (a)	41,931	2,599,722
H&R Block, Inc.	30,473	1,967,032
IMS Health, Inc.	99,074	2,823,609
Paychex, Inc.	125,355	5,164,626
Pitney Bowes, Inc.	84,528	3,560,319
R.R. Donnelley & Sons Co.	41,109	1,220,937
Robert Half International, Inc. (a)	61,476	1,530,138
Sabre Holdings Corp. Class A	43,834	2,191,700
Waste Management, Inc.	211,759	6,526,412
		67,765,565
Construction & Engineering - 0.0%
Fluor Corp.	24,816	1,120,442
McDermott International, Inc.	19,847	231,218
		1,351,660
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	72,931	1,079,379
Cooper Industries, Inc.	34,551	1,367,874
Emerson Electric Co.	145,327	8,792,284
Molex, Inc.	66,850	2,427,992
National Service Industries, Inc.	13,818	311,872
Power-One, Inc. (a)	25,939	428,253
Rockwell International Corp.	63,848	2,433,886
Thomas & Betts Corp.	25,597	564,926
		17,406,466
Industrial Conglomerates - 5.7%
General Electric Co.	3,280,418	159,920,364
Minnesota Mining & Manufacturing Co.	132,375	15,103,988
Textron, Inc.	47,088	2,591,724
Tyco International Ltd.	642,430	35,012,435
		212,628,511
Machinery - 0.8%
Caterpillar, Inc.	114,479	5,729,674
Cummins, Inc.	16,320	631,584
Danaher Corp.	47,300	2,648,800
Deere & Co.	79,058	2,992,345
Dover Corp.	67,745	2,550,599
Eaton Corp.	22,775	1,596,528
Illinois Tool Works, Inc.	100,673	6,372,601
Ingersoll-Rand Co.	53,187	2,191,304
ITT Industries, Inc.	28,917	1,279,577
Navistar International Corp. (a)	19,402	545,778
PACCAR, Inc.	25,165	1,286,938
Pall Corp.	40,476	952,400
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Parker-Hannifin Corp.	38,404	$ 1,629,866
Timken Co.	19,834	335,988
		30,743,982
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	131,310	3,961,623
CSX Corp.	71,307	2,584,166
Norfolk Southern Corp.	128,665	2,663,366
Ryder System, Inc.	23,934	469,106
Union Pacific Corp.	82,849	4,549,239
		14,227,500
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	56,978	1,794,807
W.W. Grainger, Inc.	31,113	1,280,611
		3,075,418
TOTAL INDUSTRIALS		419,462,889
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.0%
ADC Telecommunications, Inc. (a)	259,217	1,783,413
Andrew Corp. (a)	26,920	496,943
Avaya, Inc. (a)	95,078	1,302,569
Cabletron Systems, Inc. (a)	62,219	1,421,704
Cisco Systems, Inc. (a)	2,432,918	47,125,622
Comverse Technology, Inc. (a)	55,432	3,193,438
Corning, Inc.	307,159	5,132,627
JDS Uniphase Corp. (a)	436,261	5,749,920
Lucent Technologies, Inc.	1,137,097	7,050,001
Motorola, Inc.	729,824	12,085,885
Nortel Networks Corp.	1,063,246	9,664,906
QUALCOMM, Inc. (a)	251,813	14,340,750
Scientific-Atlanta, Inc.	53,876	2,187,366
Tellabs, Inc. (a)	137,051	2,556,001
		114,091,145
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	116,116	2,808,846
Compaq Computer Corp.	565,246	8,755,661
Dell Computer Corp. (a)	865,158	23,445,782
EMC Corp. (a)	731,733	21,256,844
Gateway, Inc. (a)	108,560	1,785,812
Hewlett-Packard Co.	646,325	18,484,895
International Business Machines Corp.	579,158	65,444,854
Lexmark International, Inc. Class A (a)	42,662	2,869,020
NCR Corp. (a)	31,852	1,497,044
Network Appliance, Inc. (a)	107,814	1,495,380
Palm, Inc. (a)	190,967	1,161,079
Sun Microsystems, Inc. (a)	1,090,333	17,663,395
		166,668,612
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	152,384	4,952,480

	Shares	Value (Note 1)
Jabil Circuit, Inc. (a)	63,629	$ 1,963,591
Millipore Corp.	15,435	956,661
PerkinElmer, Inc.	33,200	913,996
Sanmina Corp. (a)	102,199	2,462,996
Solectron Corp. (a)	215,522	3,944,053
Symbol Technologies, Inc.	73,790	1,638,138
Tektronix, Inc. (a)	31,419	853,026
Thermo Electron Corp. (a)	60,007	1,321,354
		19,006,295
Internet Software & Services - 0.1%
BroadVision, Inc. (a)	90,495	462,429
Yahoo!, Inc. (a)	183,892	3,593,250
		4,055,679
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	56,969	1,971,127
Electronic Data Systems Corp.	156,762	9,797,625
Sapient Corp. (a)	40,313	394,261
Unisys Corp. (a)	104,634	1,539,166
		13,702,179
Office Electronics - 0.1%
Xerox Corp.	224,063	2,144,283
Semiconductor Equipment & Products - 4.2%
Advanced Micro Devices, Inc. (a)	114,291	3,300,724
Altera Corp. (a)	132,667	3,934,903
Analog Devices, Inc. (a)	120,327	5,204,143
Applied Materials, Inc. (a)	270,625	13,918,244
Applied Micro Circuits Corp. (a)	100,088	1,767,554
Broadcom Corp. Class A (a)	81,840	3,521,575
Conexant Systems, Inc. (a)	81,842	730,031
Intel Corp.	2,249,897	68,599,360
KLA-Tencor Corp. (a)	61,556	3,613,337
Linear Technology Corp.	105,938	4,940,948
LSI Logic Corp. (a)	120,070	2,257,316
Maxim Integrated Products, Inc. (a)	108,107	5,088,596
Micron Technology, Inc. (a)	198,470	8,157,117
National Semiconductor Corp. (a)	58,402	1,700,666
Novellus Systems, Inc. (a)	47,087	2,620,862
QLogic Corp. (a)	30,854	1,987,306
Teradyne, Inc. (a)	58,164	1,925,228
Texas Instruments, Inc.	579,830	18,264,645
Vitesse Semiconductor Corp. (a)	63,671	1,345,368
Xilinx, Inc. (a)	110,452	4,644,507
		157,522,430
Software - 5.6%
Adobe Systems, Inc.	80,234	3,766,986
Autodesk, Inc.	18,819	700,067
BMC Software, Inc. (a)	81,054	1,826,957
Citrix Systems, Inc. (a)	61,518	2,131,599
Computer Associates International, Inc.	192,302	6,922,872
Compuware Corp. (a)	122,030	1,666,930
Intuit, Inc. (a)	68,845	2,671,186
Mercury Interactive Corp. (a)	26,902	1,657,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	1,794,235	$ 129,202,862
Novell, Inc. (a)	105,647	549,364
Oracle Corp. (a)	1,866,649	36,698,319
Parametric Technology Corp. (a)	88,520	1,140,138
PeopleSoft, Inc. (a)	95,162	4,596,325
Siebel Systems, Inc. (a)	150,757	7,145,882
VERITAS Software Corp. (a)	132,323	8,987,378
		209,664,297
TOTAL INFORMATION TECHNOLOGY		686,854,920
MATERIALS - 2.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	77,169	3,530,482
Dow Chemical Co.	300,337	9,986,205
E.I. du Pont de Nemours and Co.	349,240	16,847,338
Eastman Chemical Co.	26,213	1,248,525
Engelhard Corp.	43,723	1,127,616
FMC Corp. (a)	10,575	725,022
Great Lakes Chemical Corp.	17,578	542,281
Hercules, Inc.	37,938	428,699
International Flavors & Fragrances, Inc.	32,783	823,837
PPG Industries, Inc.	56,718	2,981,665
Praxair, Inc.	53,590	2,518,730
Rohm & Haas Co.	74,282	2,443,878
Sigma Aldrich Corp.	26,374	1,068,147
		44,272,425
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,826,909
Containers & Packaging - 0.1%
Ball Corp.	9,511	452,343
Bemis Co., Inc.	17,654	709,161
Pactiv Corp. (a)	52,553	704,210
Sealed Air Corp. (a)	28,665	1,067,771
Temple-Inland, Inc.	16,349	871,238
		3,804,723
Metals & Mining - 0.7%
Alcan, Inc.	106,312	4,479,991
Alcoa, Inc.	289,186	11,393,928
Allegheny Technologies, Inc.	26,937	487,290
Barrick Gold Corp.	132,238	2,017,634
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	50,049	553,041
Homestake Mining Co.	87,513	678,226
Inco Ltd. (a)	60,833	1,052,724
Newmont Mining Corp.	64,126	1,193,385
Nucor Corp.	26,085	1,275,296
Phelps Dodge Corp.	26,359	1,093,899
Placer Dome, Inc.	109,211	1,067,584

	Shares	Value (Note 1)
USX - U.S. Steel Group	29,749	$ 599,442
Worthington Industries, Inc.	28,691	390,198
		26,282,638
Paper & Forest Products - 0.5%
Boise Cascade Corp.	19,025	669,109
Georgia-Pacific Group	75,318	2,549,514
International Paper Co.	160,814	5,741,060
Louisiana-Pacific Corp.	34,464	404,263
Mead Corp.	33,033	896,516
Potlatch Corp.	9,372	322,491
Westvaco Corp.	33,497	813,642
Weyerhaeuser Co.	72,562	3,988,733
Willamette Industries, Inc.	36,385	1,801,058
		17,186,386
TOTAL MATERIALS		93,373,081
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.2%
ALLTEL Corp.	105,261	6,448,289
AT&T Corp.	1,149,130	25,280,860
BellSouth Corp.	626,690	25,236,806
CenturyTel, Inc.	46,163	1,398,739
Citizens Communications Co. (a)	86,918	1,045,624
Global Crossing Ltd. (a)	294,034	2,540,454
Qwest Communications International, Inc.	552,929	17,621,847
SBC Communications, Inc.	1,122,270	44,958,136
Sprint Corp. - FON Group	294,341	6,287,124
Verizon Communications	902,819	48,300,817
WorldCom, Inc.	961,056	14,367,787
		193,486,483
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	257,776	4,464,680
Sprint Corp. - PCS Group Series 1 (a)	312,996	7,558,853
		12,023,533
TOTAL TELECOMMUNICATION SERVICES		205,510,016
UTILITIES - 3.6%
Electric Utilities - 2.6%
AES Corp. (a)	177,383	7,636,338
Allegheny Energy, Inc.	40,857	1,971,350
Ameren Corp.	45,683	1,950,664
American Electric Power Co., Inc.	107,439	4,960,459
Calpine Corp. (a)	99,510	3,761,478
Cinergy Corp.	52,828	1,846,339
CMS Energy Corp.	43,407	1,208,885
Consolidated Edison, Inc.	70,657	2,812,149
Constellation Energy Group, Inc.	54,090	2,304,234
Dominion Resources, Inc.	79,825	4,799,877
DTE Energy Co.	57,146	2,653,860
Duke Energy Corp.	255,927	9,983,712
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Edison International	108,086	$ 1,205,159
Entergy Corp.	74,250	2,850,458
Exelon Corp.	106,305	6,816,277
FirstEnergy Corp.	75,091	2,414,927
FPL Group, Inc.	59,018	3,553,474
GPU, Inc.	40,260	1,415,139
Mirant Corp.	113,013	3,887,647
Niagara Mohawk Holdings, Inc. (a)	53,745	950,749
PG&E Corp.	128,580	1,440,096
Pinnacle West Capital Corp.	28,181	1,335,779
PPL Corp.	48,353	2,659,415
Progress Energy, Inc.	68,502	3,077,110
Progress Energy, Inc. warrants 12/31/07 (a)	34,400	15,480
Public Service Enterprise Group, Inc.	71,990	3,520,311
Reliant Energy, Inc.	98,339	3,167,499
Southern Co.	225,545	5,243,921
TXU Corp.	86,082	4,147,431
Xcel Energy, Inc.	113,551	3,230,526
		96,820,743
Gas Utilities - 0.4%
El Paso Corp.	165,762	8,709,135
KeySpan Corp.	45,469	1,658,709
Kinder Morgan, Inc.	38,543	1,936,786
Nicor, Inc.	15,671	610,856
NiSource, Inc.	68,665	1,876,614
ONEOK, Inc.	20,330	400,501
Peoples Energy Corp.	12,241	492,088
Sempra Energy	67,997	1,859,038
		17,543,727
Multi-Utilities - 0.6%
Dynegy, Inc. Class A	107,820	5,013,630
Enron Corp.	249,137	12,207,713
Williams Companies, Inc.	160,984	5,304,423
		22,525,766
TOTAL UTILITIES		136,890,236
TOTAL COMMON STOCKS (Cost $2,604,560,897)		3,689,611,731
U.S. Treasury Obligations - 1.3%
Moody's Ratings (unaudited)		Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.22% to 3.83% 7/5/01 to 8/16/01 (c) (Cost $48,946,388)	-	$ 49,118,000	48,967,193
Cash Equivalents - 7.1%
	Shares	Value (Note 1)
Daily Assets Institutional, 4.21% (b) (Cost $264,338,290)	264,338,290	$ 264,338,290
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $2,917,845,575)		4,002,917,214
NET OTHER ASSETS - (7.1)%		(263,803,719)
NET ASSETS - 100%		$ 3,739,113,495
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
159 S&P 500 Stock Index Contracts	Sept. 2001	$ 48,960,075	$ (840,001)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,979,664.
Other Information

Purchases of securities, other than short-term securities, aggregated $190,286,286. Sales of securities, other than short-term securities, aggregated $322,158,155, of which $165,309,648 represents the value of securities delivered in redemption of fund shares. The realized gain (loss) of $(11,896,554) on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $506,011,149 and $477,443,988, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Deutsche Asset Management Inc. The commissions paid to these affiliated firms were $0 and $18,756, respectively for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,931,979,174. Net unrealized appreciation aggregated $1,070,938,040, of which $1,372,516,167 related to appreciated investment securities and $301,578,127 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $12,929,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,928,525) (cost $2,917,845,575) - See accompanying schedule		$ 4,002,917,214
Cash		29,876
Receivable for investments sold		281,642
Receivable for fund shares sold		2,822,639
Dividends receivable		2,759,130
Receivable for daily variation on futures contracts		183,769
Other receivables		81,075
Total assets		4,009,075,345
Liabilities
Payable for investments purchased	$ 3,656,999
Payable for fund shares redeemed	1,093,048
Accrued management fee	583,422
Distribution fees payable	2,198
Other payables and accrued expenses	287,893
Collateral on securities loaned, at value	264,338,290
Total liabilities		269,961,850
Net Assets		$ 3,739,113,495
Net Assets consist of:
Paid in capital		$ 2,683,678,810
Undistributed net investment income		18,913,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,696,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,084,217,336
Net Assets		$ 3,739,113,495
Initial Class: Net Asset Value, offering price and redemption price per share ($3,727,524,130 ÷ 26,972,083 shares)		$138.20
Service Class: Net Asset Value, offering price and redemption price per share ($589,770 ÷ 4,270 shares)		$138.12
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,999,595 ÷ 79,893 shares)		$137.68

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,195,284
Interest		959,846
Security lending		366,686
Total income		24,521,816
Expenses
Management fee	$ 4,662,667
Transfer agent fees	1,268,569
Distribution fees	9,549
Accounting fees	314,919
Non-interested trustees' compensation	6,870
Registration fees	4,363
Audit	24,276
Legal	9,488
Reports to shareholders	189,901
Miscellaneous	1,379
Total expenses before reductions	6,491,981
Expense reductions	(1,114,106)	5,377,875
Net investment income		19,143,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(38,314,386)
Foreign currency transactions	4,532
Futures contracts	2,069,773	(36,240,081)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(265,416,293)
Assets and liabilities in foreign currencies	(14,302)
Futures contracts	(700,609)	(266,131,204)
Net gain (loss)		(302,371,285)
Net increase (decrease) in net assets resulting from operations		$ (283,227,344)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 19,143,941	$ 44,181,536
Net realized gain (loss)	(36,240,081)	48,471,842
Change in net unrealized appreciation (depreciation)	(266,131,204)	(539,063,132)
Net increase (decrease) in net assets resulting from operations	(283,227,344)	(446,409,754)
Distributions to shareholders From net investment income	(44,349,182)	(51,736,686)
From net realized gain	-	(22,615,438)
Total distributions	(44,349,182)	(74,352,124)
Share transactions - net increase (decrease)	(82,450,776)	(868,832,015)
Total increase (decrease) in net assets	(410,027,302)	(1,389,593,893)
Net Assets
Beginning of period	4,149,140,797	5,538,734,690
End of period (including undistributed net investment income of $18,913,909 and $44,119,720, respectively)	$ 3,739,113,495	$ 4,149,140,797

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	3,709,254	$ 524,138,294	8,463,215	$ 1,364,549,374
Reinvested	292,574	44,278,192	477,249	74,350,653
Redeemed	(4,774,553)	(662,569,033)	(14,280,085)	(2,308,173,895)
Net increase (decrease)	(772,725)	$ (94,152,547)	(5,339,621)	$ (869,273,868)
Service Class B Sold	3,681	$ 515,201	600	$ 100,000
Reinvested	6	967	-	-
Redeemed	(17)	(2,347)	-	-
Net increase (decrease)	3,670	$ 513,821	600	$ 100,000
Service Class 2 A Sold	80,096	$ 11,498,989	2,387	$ 375,234
Reinvested	464	70,023	9	1,470
Redeemed	(2,834)	(381,062)	(229)	(34,851)
Net increase (decrease)	77,726	$ 11,187,950	2,167	$ 341,853
Distributions From net investment income Initial Class		$ 44,278,192		$ 51,735,663
Service Class B		967		-
Service Class 2 A		70,023		1,023
Total		$ 44,349,182		$ 51,736,686
From net realized gain Initial Class		$ -		$ 22,614,991
Service Class B		-		-
Service Class 2 A		-		447
Total		$ -		$ 22,615,438
		$ 44,349,182		$ 74,352,124

A Service Class 2 commenced sale of shares January 12, 2000.

B Service Class commenced sale of shares July 7, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	.70 D	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(10.44)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(9.74)	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	-	(.73)	(.95)	(3.15)	(2.09)	(2.34)
Total distributions	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 138.20	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total Return B, C	(6.61)%	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,727,524	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets before expense reductions	.34% A	.33%	.34%	.35%	.40%	.43%
Ratio of expenses to average net assets after voluntary waivers	.28% A	.28%	.28%	.28%	.28%	.28%
Ratio of net investment income to average net assets	.99% A	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10% A	10%	8%	4%	9%	14%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income D	.59	.65
Net realized and unrealized gain (loss)	(10.40)	(17.88)
Total from investment operations	(9.81)	(17.23)
Less Distributions
From net investment income	(1.53)	-
Net asset value, end of period	$ 138.12	$ 149.46
Total Return B, C	(6.65)%	(10.34)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 590	$ 90
Ratio of expenses to average net assets before expense reductions	.78% A	.43% A, F
Ratio of expenses to average net assets after voluntary waivers	.38% A	.38% A
Ratio of net investment income to average net assets	.89% A	.84% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

F The annualized expense ratio before expense reductions reflects certain fund expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income D	.50	1.04
Net realized and unrealized gain (loss)	(10.39)	(12.71)
Total from investment operations	(9.89)	(11.67)
Less Distributions
From net investment income	(1.61)	(1.67)
From net realized gain	-	(.73)
Total distributions	(1.61)	(2.40)
Net asset value, end of period	$ 137.68	$ 149.18
Total Return B, C	(6.72)%	(7.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,000	$ 323
Ratio of expenses to average net assets before expense reductions	.61% A	.76% A
Ratio of expenses to average net assets after voluntary waivers	.53% A	.53% A
Ratio of net investment income to average net assets	.74% A	.69% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Initial Class	11.00%	7.24%	7.49%
LB Aggregate Bond	11.23%	7.48%	7.87%
Variable Annuity Intermediate Investment Grade Debt Funds Average	10.11%	6.71%	7.38%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 34 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $20,597 - a 105.97% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,328 - a 113.28% increase.

Investment Summary

Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa	53.7
Aa	3.9
A	11.3
Baa	15.8
Ba and Below	0.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of June 30, 2001
Years	7.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	13.9
Telecommunication Services	5.2
Utilities	2.7
Consumer Discretionary	2.6
Industrials	2.1

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Kevin?

A. For the six months that ended June 30, 2001, the fund performed in line with the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 3.39%, and the Lehman Brothers Aggregate Bond Index, which returned 3.62%. For the 12 months that ended June 30, 2001, the fund topped the Lipper average, which returned 10.11%, yet slightly trailed the Lehman Brothers index, which returned 11.23%.

Q. What was the investment environment like for investment-grade bonds during the past six months?

A. Unique technical market conditions defined the landscape for bonds, which weathered the economic storm and turned in strong results during the six-month period. The Federal Reserve Board's monetary policy had a major influence on performance. Growing evidence of widespread weakness in the economy prompted the Fed to begin aggressively unwinding its previous tightening cycle by cutting the fed funds target rate on six occasions during the first half of 2001, two of which were unusual inter-meeting moves in January and April. As short-term interest rates fell, intermediate- and long-term rates actually rose as markets began to anticipate an economic recovery. This resulted in a dramatic steepening of the Treasury yield curve and a sharp rally in credit risk assets. All spread sectors outperformed Treasuries during this time frame, with corporate bonds posting the strongest returns by far, much of which came in January when yield spreads tightened significantly relative to government bonds. Another surprise rate cut in the spring spawned further spread tightening and secured top billing for the corporate sector during the period.

Q. What factors had the most influence on fund performance?

A. The fund's corporate bond holdings told the story. Yield curve positioning was important, as we were overweighted in the intermediate part of the curve where most of the spread tightening was concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key to performance, as we managed to capitalize on the volatility that marked the corporate market during the six-month period. When things were falling apart for corporates late in 2000, I took the opportunity to pick up some good values, significantly raising the fund's exposure to the sector. That move proved wise given January's tremendous rebound in the credit markets. We benefited from selling into this rally, particularly in the deeply depressed telecommunications sector, which we traded well throughout the period. Mortgage securities also proved to be fertile territory for us during the period. Emphasizing discount mortgages helped modestly, as rising mortgage rates during the second quarter of 2001 led to reduced prepayment risk, a plus in a market where the average bond now trades at a premium, or above face value. The fund also picked up some extra yield outside of the benchmark with positions in high-quality, short-term asset-backed securities, as well as from a higher-than-normal cash position early in the period when yields from short-term securities were extremely high due to an inverted yield curve.

Q. How important was diversification during the period?

A. It was invaluable. Given the rapid deterioration of market fundamentals in response to a sharply decelerating economy, even the best credit analysis was unable to fully insulate portfolios from companies that experienced sudden, severe financial stress. The only effective defense against negative credit event risk proved to be a highly diverse portfolio. Although we had a handful of bonds that performed poorly during the period, our positions were relatively small, and this helped limit our downside. This stance also helped us secure an edge over our Lipper peer average, which generally had more credit disappointments than we did. Relative to the index, we benefited from avoiding much of the meltdown in the technology space and the California utility debacle. Adding to our holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily those issued by top-tier European banks, telecom companies and Canadian provinces was an important defensive strategy that further aided performance. Reducing a long-standing overweighting in energy also proved wise, as softening global demand spelled trouble for many of these issues. In hindsight, though, I might have sold some of these bonds a little early.

Q. What's your outlook?

A. Just because bonds had a nice run during the past year doesn't mean that the streak is over. Even though I think the big returns in Treasuries are behind us, the asset class now represents an even smaller share - around 24% - of the overall investment-grade bond market. With much of the market trading at decade-high spread levels, the odds of seeing reasonably attractive fixed-income returns from here remain quite good even if Treasury yields were to stay put.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

Start date: December 5, 1988

Size: as of June 30, 2001, more than $1.0 billion

Manager: Kevin Grant, since 1997; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.6%
Hotels Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 1,400,000	$ 1,334,844
Media - 2.2%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	2,100,000	2,076,396
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	4,000,000	4,189,160
Continental Cablevision, Inc. 8.3% 5/15/06	A3	810,000	872,119
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	3,400,000	2,933,146
TCI Communications, Inc. 9.8% 2/1/12	A3	1,915,000	2,279,118
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	9,482,528
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,342,759
			23,175,226
Multiline Retail - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,700,000	1,791,630
Kmart Corp. 9.375% 2/1/06	Baa3	900,000	877,500
			2,669,130
TOTAL CONSUMER DISCRETIONARY			27,179,200
CONSUMER STAPLES - 1.9%
Food Products - 0.5%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	1,270,000	1,293,609
Kellogg Co.:
6.6% 4/1/11 (c)	Baa2	2,400,000	2,325,000
7.45% 4/1/31 (c)	Baa2	1,600,000	1,592,128
			5,210,737
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	2,000,000	2,007,420
6.625% 9/15/04	Baa3	350,000	343,861
			2,351,281
Tobacco - 1.2%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	5,000,000	5,109,250
7% 7/15/05	A2	1,500,000	1,539,555

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	$ 5,325,000	$ 5,402,000
			12,050,805
TOTAL CONSUMER STAPLES			19,612,823
ENERGY - 0.3%
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,097,000
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,270,000	1,320,381
			3,417,381
FINANCIALS - 13.9%
Banks - 5.1%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	1,000,000	1,007,340
Banc One Corp. 7.25% 8/1/02	A1	1,000,000	1,026,810
Bank of America Corp. 7.8% 2/15/10	Aa3	6,600,000	7,011,312
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,014,520
Bank One Corp. 7.875% 8/1/10	A1	2,550,000	2,733,320
BankBoston Corp. 6.625% 12/1/05	A3	5,400,000	5,546,394
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	2,150,000	2,151,011
8.55% 9/29/49 (b)(c)	Aa2	1,160,000	1,247,186
Capital One Bank 6.375% 2/15/03	Baa2	930,000	931,934
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,560,830
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000,000	5,318,000
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,695,000	1,775,207
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	258,098
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	260,000	270,982
Korea Development Bank:
6.625% 11/21/03	Baa2	1,635,000	1,662,730
7.125% 4/22/04	Baa2	1,025,000	1,054,684
7.375% 9/17/04	Baa2	1,320,000	1,371,229
MBNA Corp.:
6.34% 6/2/03	Baa2	350,000	353,313
6.875% 11/15/02	Baa2	1,750,000	1,788,290
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,523,685
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Providian National Bank 6.75% 3/15/02	Baa3	$ 3,000,000	$ 3,029,610
Union Planters Corp.:
6.75% 11/1/05	Baa2	400,000	402,604
7.75% 3/1/11	Baa2	5,000,000	5,164,000
Union Planters National Bank 6.81% 8/20/01	A3	500,000	501,410
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	953,145
			51,657,644
Diversified Financials - 6.8%
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	1,125,000	1,142,179
Amvescap PLC yankee 6.6% 5/15/05	A2	5,100,000	5,091,738
Associates Corp. of North America 6% 7/15/05	Aa3	2,500,000	2,524,150
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	5,050,000	5,145,900
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,167,012
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,290,000	1,161,310
CIT Group, Inc. 5.5% 2/15/04	A2	500,000	494,065
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,900,000	3,010,345
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	1,800,000	1,797,820
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	250,000	253,713
Ford Motor Credit Co.:
6.875% 2/1/06	A2	4,600,000	4,689,148
7.375% 2/1/11	A2	650,000	659,510
7.875% 6/15/10	A2	370,000	388,004
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	2,500,000	2,570,650
7.25% 3/2/11	A2	3,000,000	3,046,320
7.5% 7/15/05	A2	500,000	522,840
7.625% 6/15/04	A2	2,000,000	2,102,640
7.75% 1/19/10	A2	1,300,000	1,367,418
Household Finance Corp. 6.5% 1/24/06	A2	1,200,000	1,219,956
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	1,600,000	1,802,048
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,550,000	2,703,000

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Mellon Funding Corp. 7.5% 6/15/05	A1	$ 650,000	$ 690,001
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	2,500,000	2,518,325
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	970,000	990,981
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	1,800,000	1,875,960
7.875% 11/15/10	Baa2	2,120,000	2,231,491
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	1,300,000	1,364,116
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	1,080,000	1,056,100
6.875% 11/15/28	Baa1	5,380,000	4,521,244
7.125% 1/30/06	Baa1	1,480,000	1,490,168
TCI Communications Financing III 9.65% 3/31/27	A3	1,500,000	1,636,905
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	810,000	842,400
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,900,000	2,916,936
6.75% 5/15/09	Baa1	785,000	743,780
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,600,000	1,731,328
Unilever Capital Corp. 6.875% 11/1/05	A1	1,500,000	1,560,000
			69,029,501
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	750,000	816,450
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,325,000	1,337,058
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	505,721
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,539,225
EOP Operating LP:
6.5% 1/15/04	Baa1	2,885,000	2,937,680
6.625% 2/15/05	Baa1	4,500,000	4,574,835
6.75% 2/15/08	Baa1	4,020,000	3,956,926
ERP Operating LP 7.1% 6/23/04	A3	1,000,000	1,032,140
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,727,027
ProLogis Trust 6.7% 4/15/04	Baa1	565,000	564,859
			19,175,471
TOTAL FINANCIALS			140,679,066
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa3	2,735,000	2,811,908
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	$ 550,000	$ 557,438
7.73% 9/15/12	Baa1	191,602	190,505
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	334,701	338,878
pass thru trust certificate:
7.57% 11/18/10	Aa2	465,000	489,138
7.92% 11/18/10	Aa3	500,000	523,825
			2,099,784
Machinery - 0.5%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	3,700,000	3,669,068
6.875% 1/15/29	Baa1	1,500,000	1,395,450
			5,064,518
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,045,390
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,147,960
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	1,700,000	1,738,794
7.25% 2/15/31	Baa1	2,800,000	2,746,156
			11,678,300
TOTAL INDUSTRIALS			21,654,510
INFORMATION TECHNOLOGY - 0.7%
IT Consulting & Services - 0.7%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	3,000,000	2,280,000
6.375% 11/30/01	Caa1	2,265,000	1,721,400
7.23% 8/16/01	Caa1	3,000,000	2,340,000
7.25% 9/1/02	Caa1	1,000,000	760,000
			7,101,400
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.8%
AT&T Corp. 6.5% 3/15/29	A2	7,845,000	6,679,390
British Telecommunications PLC 7.875% 12/15/05	Baa1	3,000,000	3,159,399
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	1,000,000	1,072,820
8.125% 6/15/09 (c)	Baa1	3,000,000	3,212,850
Citizens Communications Co.:
8.5% 5/15/06	Baa2	1,750,000	1,784,825
9.25% 5/15/11	Baa2	2,900,000	3,003,965

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
France Telecom SA:
7.2% 3/1/06 (c)	A3	$ 4,700,000	$ 4,841,047
8.5% 3/1/31 (c)	A3	2,500,000	2,614,475
Koninklijke KPN NV:
8% 10/1/10	Baa2	3,000,000	2,858,970
8.375% 10/1/30	Baa2	1,900,000	1,729,418
SBC Communications, Inc. 5.75% 5/2/06	Aa3	5,205,000	5,130,360
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,702,078
Telefonica Europe BV 8.25% 9/15/30	A2	560,000	587,541
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	2,500,000	2,575,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	3,048,000	3,027,396
7.7% 7/20/29	Baa1	1,066,000	1,040,640
TELUS Corp. yankee 7.5% 6/1/07	Baa2	3,210,000	3,258,150
			48,278,324
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	4,000,000	4,156,160
TOTAL TELECOMMUNICATION SERVICES			52,434,484
UTILITIES - 2.7%
Electric Utilities - 1.7%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	1,500,000	1,373,955
7.05% 12/11/07 (c)	Baa2	3,000,000	2,856,480
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	1,500,000	1,526,550
Florida Power & Light Co. 6.875% 12/1/05	Aa3	2,160,000	2,227,154
Hydro-Quebec 6.3% 5/11/11	A2	8,000,000	7,870,960
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	A3	1,900,000	1,694,553
Texas Utilities Co. 6.375% 1/1/08	Baa3	205,000	197,725
			17,747,377
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	445,000	439,304
KeySpan Corp.:
7.25% 11/15/05	A3	1,255,000	1,314,738
7.625% 11/15/10	A3	925,000	969,215
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	1,900,000	1,933,611
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	1,044,370
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sempra Energy 7.95% 3/1/10	A2	$ 610,000	$ 604,321
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,040,740
			7,346,299
Multi-Utilities - 0.3%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	2,520,000	2,525,670
TOTAL UTILITIES			27,619,346
TOTAL NONCONVERTIBLE BONDS (Cost $297,385,437)			299,698,210
U.S. Government and Government Agency Obligations - 15.8%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
5.25% 6/15/06	Aaa	2,405,000	2,370,416
6.25% 2/1/11	Aa2	1,255,000	1,239,112
7.125% 6/15/10	Aaa	2,600,000	2,775,084
7.25% 1/15/10	Aaa	7,765,000	8,343,725
7.25% 5/15/30	Aaa	3,460,000	3,748,083
Federal Agricultural Mortgage Corp. 7.01% 2/10/05	Aaa	10,000	10,608
Federal Home Loan Bank 5% 2/28/03	Aaa	3,490,000	3,519,456
Freddie Mac:
5.75% 3/15/09	Aaa	4,300,000	4,229,437
5.875% 3/21/11	Aa2	7,205,000	6,913,414
6% 6/15/11	Aaa	1,995,000	1,966,272
6.75% 3/15/31	Aaa	4,540,000	4,628,666
6.77% 9/15/02	Aaa	150,000	153,704
6.875% 1/15/05	Aaa	2,045,000	2,149,806
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	1,343,084	1,463,442
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	139,153	141,553
Class 2-E, 9.4% 5/15/02	Aaa	57,689	59,169
Class 3-T, 9.625% 5/15/02	Aaa	3,226	3,300

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	$ 3,111	$ 3,118
Series 1993-D, 5.23% 5/15/05	Aaa	6,809	6,831
Series 1994-A, 7.12% 4/15/06	Aaa	5,205	5,447
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	5,182	5,455
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	4,706	4,781
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	Aaa	80,675	81,856
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	81,000	81,616
6.86% 4/30/04	Aaa	687,550	706,207
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			44,610,558
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	21,980,000	22,766,444
6.25% 5/15/30	Aaa	2,800,000	2,965,788
11.25% 2/15/15	Aaa	14,060,000	21,274,467
12% 8/15/13	Aaa	20,280,000	28,065,695
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	10,350,000	10,346,792
4.625% 5/15/06	Aaa	16,790,000	16,559,138
5% 2/15/11	Aaa	1,525,000	1,479,479
6.5% 2/15/10	Aaa	4,450,000	4,779,567
7% 7/15/06	Aaa	7,645,000	8,292,455
TOTAL U.S. TREASURY OBLIGATIONS			116,529,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $160,389,442)			161,140,383
U.S. Government Agency - Mortgage Securities - 38.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae - 28.6%
6% 2/1/13 to 2/1/29	Aaa	$ 11,649,658	$ 11,302,987
6% 7/1/31 (d)	Aaa	40,000,000	38,375,000
6.5% 2/1/10 to 6/1/31	Aaa	137,151,098	135,130,599
7% 12/1/24 to 6/1/31	Aaa	74,325,851	74,698,284
7.5% 7/1/07 to 2/1/31	Aaa	29,297,045	29,932,785
8% 3/1/23 to 3/1/30	Aaa	1,045,910	1,087,640
8.5% 3/1/25 to 6/1/25	Aaa	15,659	16,640
TOTAL FANNIE MAE			290,543,935
Freddie Mac - 0.2%
8.5% 3/1/20 to 1/1/28	Aaa	1,754,790	1,868,398
Government National Mortgage Association - 9.4%
6% 8/15/08 to 4/15/31	Aaa	35,956,191	34,876,665
6.5% 10/15/27 to 9/15/29 (e)	Aaa	53,716,584	53,147,447
7.5% 3/15/06 to 10/15/28	Aaa	7,420,906	7,626,335
8% 2/15/17	Aaa	97,034	102,047
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			95,752,494
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $389,873,358)			388,164,827
Asset-Backed Securities - 2.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,500,000	1,521,090
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	880,000	879,725
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	3,943,125
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000,000	4,049,480
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,394,914
5.71% 9/15/05	A2	755,000	754,528
6.4% 12/15/02	Aaa	480,000	487,275
7.03% 11/15/03	Aaa	209,000	213,703
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,043,750

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Key Auto Finance Trust:
6.3% 10/15/03	A2	$ 38,768	$ 38,841
6.65% 10/15/03	Baa3	25,318	25,362
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	1,800,000	1,794,234
Railcar Trust 7.75% 6/1/04	Aaa	400,100	418,105
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,336,039
7.5% 11/15/07	A2	1,300,000	1,358,551
TOTAL ASSET-BACKED SECURITIES (Cost $25,962,232)			26,258,722
Commercial Mortgage Securities - 1.9%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	4,143,794	4,132,139
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (c)(f)	Aa1	633,875	634,284
Class E, 5.2838% 1/10/13 (c)(f)	Baa1	2,650,000	2,653,299
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,166,033
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,078,475
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,191,010
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	500,000	517,031
Class C1, 7.52% 5/15/06 (c)	A2	500,000	515,781
Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10	Aaa	37,602	37,778
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,022,500
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (c)(f)	Baa3	$ 1,000,000	$ 938,125
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,504,688
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,138,456)			19,391,143
Foreign Government and Government Agency Obligations (g) - 1.7%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	515,955
Manitoba Province yankee 6.75% 3/1/03	Aa3	500,000	517,100
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,823,796
Quebec Province:
yankee:
7.125% 2/9/24	A2	250,000	255,243
7.5% 7/15/23	A2	8,550,000	9,100,962
7% 1/30/07	A2	1,000,000	1,048,540
United Mexican States:
8.5% 2/1/06	Baa3	1,200,000	1,257,000
9.875% 2/1/10	Baa3	2,290,000	2,505,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,149,741)			17,023,856
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $3,974,840)	Aaa	4,000,000	4,105,320
Cash Equivalents - 15.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.12%, dated 6/29/01 due 7/2/01 (Cost $154,164,000)	$ 154,216,979	$ 154,164,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,068,037,506)	1,069,946,461
NET OTHER ASSETS - (5.2)%	(53,208,179)
NET ASSETS - 100%	$ 1,016,738,282
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,119,487 or 4.7% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	68.9%	AAA, AA, A	64.9%
Baa	15.8%	BBB	14.3%
Ba	0.2%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.7%	CCC	0.7%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,276,155,467 and $1,112,906,185, respectively, of which long-term U.S. government and government agency obligations aggregated $1,042,449,859 and $958,691,189, respectively.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,068,350,423. Net unrealized appreciation aggregated $1,596,038, of which $11,572,894 related to appreciated investment securities and $9,976,856 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $22,713,000 of which $11,269,000 and $11,444,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,233,150 and repurchase agreements of $154,164,000) (cost $1,068,037,506) - See accompanying schedule		$ 1,069,946,461
Commitment to sell securities on a delayed delivery basis	$ (39,550,000)
Receivable for securities sold on a delayed delivery basis	39,762,500	212,500
Receivable for investments sold, regular delivery		627,598
Cash		135,735
Receivable for fund shares sold		2,873,914
Interest receivable		11,775,762
Total assets		1,085,571,970
Liabilities
Payable for investments purchased on a delayed delivery basis	38,800,000
Payable for fund shares redeemed	1,809,211
Accrued management fee	353,936
Distribution fees payable	1,027
Other payables and accrued expenses	125,953
Collateral on securities loaned, at value	27,743,561
Total liabilities		68,833,688
Net Assets		$ 1,016,738,282
Net Assets consist of:
Paid in capital		$ 1,004,971,622
Undistributed net investment income		26,020,290
Accumulated undistributed net realized gain (loss) on investments		(16,375,085)
Net unrealized appreciation (depreciation) on investments		2,121,455
Net Assets		$ 1,016,738,282
Initial Class: Net Asset Value, offering price and redemption price per share ($1,010,538,389 ÷ 81,909,834 shares)		$12.34
Service Class: Net Asset Value, offering price and redemption price per share ($110,332 ÷ 8,957 shares)		$12.32
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,089,561 ÷ 496,592 shares)		$12.26

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 28,750,589
Security lending		34,524
Total Income		28,785,113
Expenses
Management fee	$ 1,913,015
Transfer agent fees	306,058
Distribution fees	2,891
Accounting and security lending fees	114,907
Non-interested trustees' compensation	1,506
Custodian fees and expenses	37,477
Audit	11,693
Legal	1,375
Reports to shareholders	62,827
Total expenses before reductions	2,451,749
Expense reductions	(3,277)	2,448,472
Net investment income		26,336,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,177,230
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,669,637)
Delayed delivery commitments	212,500	(5,457,137)
Net gain (loss)		1,720,093
Net increase (decrease) in net assets resulting from operations		$ 28,056,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 26,336,641	$ 41,654,684
Net realized gain (loss)	7,177,230	(10,492,303)
Change in net unrealized appreciation (depreciation)	(5,457,137)	37,499,798
Net increase (decrease) in net assets resulting from operations	28,056,734	68,662,179
Distributions to shareholders From net investment income	(42,039,084)	(43,339,425)
Share transactions - net increase (decrease)	290,474,383	56,071,728
Total increase (decrease) in net assets	276,492,033	81,394,482
Net Assets
Beginning of period	740,246,249	658,851,767
End of period (including undistributed net investment income of $26,020,290 and $41,328,235, respectively)	$ 1,016,738,282	$ 740,246,249
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	29,866,715	$ 368,132,748	20,063,685	$ 241,746,618
Reinvested	3,464,378	41,988,258	3,827,956	43,332,459
Redeemed	(10,188,060)	(125,511,382)	(19,290,975)	(229,327,088)
Net increase (decrease)	23,143,033	$ 284,609,624	4,600,666	$ 55,751,989
Service Class A Sold	-	$ -	8,474	$ 100,000
Reinvested	483	5,847	-	-
Redeemed	-	-	-	-
Net increase (decrease)	483	$ 5,847	8,474	$ 100,000
Service Class 2 B Sold	491,352	$ 6,019,433	17,796	$ 214,552
Reinvested	3,730	44,979	615	6,965
Redeemed	(16,754)	(205,500)	(147)	(1,778)
Net increase (decrease)	478,328	$ 5,858,912	18,264	$ 219,739
Distributions From net investment income Initial Class		$ 41,988,258		$ 43,332,459
Service Class A		5,847		-
Service Class 2 B		44,979		6,966
Total		$ 42,039,084		$ 43,339,425

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240	$ 12.480
Income from Investment Operations
Net investment income	.360 C, E	.771 C	.743 C	.725 C	.759 C	.670
Net realized and unrealized gain (loss)	.080 E	.499	(.873)	.335	.291	(.290)
Total from investment operations	.440	1.270	(.130)	1.060	1.050	.380
Less Distributions
From net investment income	(.690)	(.840)	(.510)	(.590)	(.730)	(.620)
From net realized gain	-	-	(.160)	(.070)	-	-
Total distributions	(.690)	(.840)	(.670)	(.660)	(.730)	(.620)
Net asset value, end of period	$ 12.340	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Total Return B	3.59%	11.22%	(1.05)%	8.85%	9.06%	3.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,538	$ 739,911	$ 658,852	$ 674,813	$ 324,525	$ 228,594
Ratio of expenses to average net assets	.55% A	.54%	.54%	.57%	.58%	.58%
Ratio of net investment income to average net assets	5.92% A, E	6.50%	6.07%	5.85%	6.34%	6.49%
Portfolio turnover rate	275% A	154%	87%	239%	191%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income C	.355 E	.377
Net realized and unrealized gain (loss)	.075 E	.403
Total from investment operations	.430	.780
Less Distributions
From net investment income	(.690)	-
Net asset value, end of period	$ 12.320	$ 12.580
Total Return B	3.51%	6.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 107
Ratio of expenses to average net assets	.65% A	.64% A
Ratio of net investment income to average net assets	5.83% A, E	6.40% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 for Initial Class and $.008 for Service Class and increase net realized and unrealized gain (loss) per share by $.008 for Initial Class and $.008 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 6.06% for Initial Class and 5.97% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income D	.326 F	.686
Net realized and unrealized gain (loss)	.084 F	.634
Total from investment operations	.410	1.320
Less Distributions
From net investment income	(.690)	(.840)
Net asset value, end of period	$ 12.260	$ 12.540
Total Return B, C	3.36%	11.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,090	$ 229
Ratio of expenses to average net assets before expense reductions	.87% A	1.75% A
Ratio of expenses to average net assets after voluntary waivers	.87% A	1.05% A
Ratio of net investment income to average net assets	5.61% A, F	5.99% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 and increase net realized and unrealized gain (loss) per share by $.008. Without this change the Ratio of net investment income to average net assets would have been 5.75%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity ® VIP: Mid Cap - Initial Class	1.41%	29.96%
S&P ® MidCap 400	8.87%	15.51%
Variable Annuity Mid-Cap Funds Average	-9.90%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 137 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,288 - a 92.88% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,355 - a 43.55% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Freddie Mac	4.3
Fannie Mae	2.2
USA Education, Inc.	2.0
IDEC Pharmaceuticals Corp.	1.2
Newmont Mining Corp.	1.2
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.7
Health Care	13.9
Materials	10.2
Consumer Staples	9.2
Industrials	7.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	81.6%
Bonds	3.5%
Short-Term Investments and Net Other Assets	14.9%

* Foreign investments 7.3%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Thomas Allen became Portfolio Manager of Mid Cap Portfolio on June 13, 2001.

Q. How did the fund perform, Tom?

A. The fund underperformed the Standard & Poor's® MidCap 400 Index, which returned 0.97% for the six-month period ending June 30, 2001, but outperformed the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -6.84%. For the 12 months ending June 30, 2001, the fund underperformed the S&P® MidCap index, which had a total return of 8.87%, but significantly beat the mid-cap funds average, which returned -9.90%.

Q. What were the main factors affecting performance during the period?

A. The fund significantly underweighted technology stocks throughout the period, while overweighting financial stocks, especially government-sponsored enterprises. Tech stocks were de-emphasized because of concerns about their high valuations at a time of slowing growth among Internet and telecommunications companies. As demand in these industries plateaued, companies found themselves saddled with overbuilt equipment inventories. On June 30, information technology stocks accounted for only 5.1% of the fund's net assets, compared with a 17.7% weighting for the MidCap index. During the first several months of the period, this underweighting helped the fund's relative performance, especially compared with its mutual fund peers, many of which had large tech positions. However, the fund missed most of the upside during the latter part of the period when tech stocks rallied. The fund did invest in biotechnology companies as a hedge against its underweighting of technology. Unfortunately, those stocks fell along with the tech sector on the down side, but didn't participate in the tech rally later in the period.

Q. The fund's three largest holdings at the end of the period all were government-sponsored financial enterprises. Why?

A. The fund was invested in Fannie Mae and Freddie Mac, both of which are involved in home mortgages, and also in USA Education - formerly known as Sallie Mae - which deals with student loans. These investments were held primarily as part of a defensive strategy, since these stocks normally would benefit from declining interest rates, while not being as vulnerable as banks are to credit quality issues when economic growth slows significantly. While these holdings did relatively well, their performance did not make up for the performance lost by not participating more broadly in the technology rally.

Q. What changes have you made since taking over the fund?

A. I've bought smaller stocks that I'm familiar with that have appealing valuations and that probably have greater earnings growth potential than the typical stock that makes up the benchmark. As a former small-cap analyst, I'm comfortable buying stocks at the smaller end of the mid-cap range. I'm generally interested in service businesses, especially those with recurring revenues. I'm also on the lookout for companies whose stock prices represent good values vis á vis their growth potential and where the balance sheet is acceptable and hopefully improving.

Q. Which specific stocks helped performance?

A. Freddie Mac was a positive contributor, as was Tosco, which did well on news that it had become an acquisition target of Phillips Petroleum. Several consumer staples investments also helped; in particular, RJ Reynolds and Philip Morris benefited from an easing of the threat of tobacco litigation. Philip Morris also rose on positive investor sentiment over the impending spin-off of its Kraft Foods division.

Q. What investments detracted from performance?

A. Underweighting technology was the biggest detractor during the late-period rally in the sector. Among individual stocks, Sepracor was a disappointment. This biotech company has been involved in research to develop solutions to reduce the side effects of several major drugs; however, major pharmaceutical companies backed away from their initial interest in Sepracor's products, and the stock price fell accordingly. Another disappointing performer was Pegasus, a satellite television company the fund invested in based partly on the perception that the company was a potential acquisition target. Consolidation in the direct TV industry was slower than expected, however, and Pegasus' stock did not live up to expectations.

Q. What's your near-term outlook, Tom?

A. I'm cautious as a result of the slowing economic trends we've been seeing. In particular, I'm concerned about overall consumer demand, the potential for credit risk in the financial services sector and the relatively high valuations in the stock market from a long-term historical perspective. At the same time, I'm looking for signs of pick-up in economic activity and the opportunities that may occur as the second half of the year unfolds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2001, more than
$ 1.0 billion

Manager: Thomas Allen, since June 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Superior Industries International, Inc.	36,300	$ 1,390,290
TRW, Inc.	67,200	2,755,200
		4,145,490
Automobiles - 0.2%
DaimlerChrysler AG (Reg.)	38,800	1,775,876
Distributors - 0.0%
Brightpoint, Inc. (a)	28,700	86,961
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	81,500	2,106,775
Darden Restaurants, Inc.	39,600	1,104,840
International Game Technology (a)	54,500	3,419,875
Jack in the Box, Inc. (a)	38,480	1,004,328
Tricon Global Restaurants, Inc. (a)	76,200	3,345,180
Wendy's International, Inc.	81,400	2,078,956
		13,059,954
Household Durables - 0.4%
Ethan Allen Interiors, Inc.	38,200	1,241,500
Furniture Brands International, Inc. (a)	36,300	1,016,400
M.D.C. Holdings, Inc.	33,600	1,189,440
Mohawk Industries, Inc. (a)	16,800	591,360
		4,038,700
Leisure Equipment & Products - 0.2%
Mattel, Inc.	105,100	1,988,492
Media - 0.3%
Chris-Craft Industries, Inc. (a)	9,700	692,580
Pegasus Communications Corp. (a)	68,400	1,178,532
Scholastic Corp. (a)	22,200	939,060
		2,810,172
Multiline Retail - 0.5%
Big Lots, Inc. (a)	62,200	850,896
Costco Wholesale Corp. (a)	20,600	863,758
Kmart Corp. (a)	347,400	3,984,678
		5,699,332
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	408,170	4,734,772
AutoZone, Inc. (a)	77,100	2,891,250
Galyan's Trading Co., Inc. (a)	250,000	5,112,500
O'Reilly Automotive, Inc. (a)	51,900	1,471,365
Pier 1 Imports, Inc.	261,000	3,001,500
		19,890,287
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc. (a)	106,600	4,605,120
Liz Claiborne, Inc.	18,470	931,812
Reebok International Ltd. (a)	89,750	2,867,513
		8,404,445
TOTAL CONSUMER DISCRETIONARY		61,899,709

	Shares	Value (Note 1)
CONSUMER STAPLES - 9.2%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	121,800	$ 4,884,180
PepsiCo, Inc.	45,200	1,997,840
		6,882,020
Food & Drug Retailing - 2.8%
CVS Corp.	24,800	957,280
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	51,840	3,040,416
Fleming Companies, Inc.	120,000	4,284,000
George Weston Ltd.	43,450	2,526,069
Kroger Co. (a)	138,100	3,452,500
Performance Food Group Co. (a)	71,100	1,936,764
Rite Aid Corp. (a)	204,800	1,843,200
Rite Aid Corp. (a)(c)	98,000	793,800
Safeway, Inc. (a)	43,100	2,068,800
Sysco Corp.	239,000	6,488,850
Walgreen Co.	41,100	1,403,565
		28,795,244
Food Products - 3.1%
Archer-Daniels-Midland Co.	274,900	3,573,700
Earthgrains Co.	173,700	4,516,200
Flowers Foods, Inc. (a)	81,340	2,550,009
H.J. Heinz Co.	42,200	1,725,558
Hershey Foods Corp.	87,900	5,424,309
Hormel Foods Corp.	64,100	1,560,194
IBP, Inc.	59,400	1,499,850
McCormick & Co., Inc. (non-vtg.)	100,200	4,210,404
Nestle SA (Reg.)	17,000	3,620,853
Smithfield Foods, Inc. (a)	23,900	963,170
Wm. Wrigley Jr. Co.	51,800	2,426,830
		32,071,077
Household Products - 0.3%
Kimberly-Clark Corp.	61,600	3,443,440
Personal Products - 0.5%
Alberto-Culver Co. Class B	102,000	4,288,080
Carter-Wallace, Inc.	59,500	1,151,325
		5,439,405
Tobacco - 1.8%
Philip Morris Companies, Inc.	184,700	9,373,525
RJ Reynolds Tobacco Holdings, Inc.	169,300	9,243,780
		18,617,305
TOTAL CONSUMER STAPLES		95,248,491
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
BJ Services Co. (a)	41,960	1,190,825
Cooper Cameron Corp. (a)	26,760	1,493,208
ENSCO International, Inc.	44,910	1,050,894
Global Marine, Inc. (a)	106,200	1,978,506
Pride International, Inc. (a)	19,500	370,500
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	13,700	$ 820,630
Tidewater, Inc.	39,450	1,487,265
Transocean Sedco Forex, Inc.	22,300	919,875
Varco International, Inc. (a)	66,148	1,231,005
Weatherford International, Inc. (a)	40,730	1,955,040
		12,497,748
Oil & Gas - 2.6%
Apache Corp.	16,550	839,913
Burlington Resources, Inc.	26,500	1,058,675
Conoco, Inc. Class B	189,000	5,462,100
Devon Energy Corp.	11,961	627,974
EOG Resources, Inc.	58,500	2,079,675
Equitable Resources, Inc.	88,800	2,957,928
Noble Affiliates, Inc.	20,370	720,080
Occidental Petroleum Corp.	91,900	2,443,621
Texaco, Inc.	21,400	1,425,240
Tosco Corp.	145,330	6,401,787
USX - Marathon Group	70,400	2,077,504
		26,094,497
TOTAL ENERGY		38,592,245
FINANCIALS - 20.7%
Banks - 1.7%
Commerce Bancorp, Inc.	36,320	2,546,032
Dime Bancorp, Inc.	144,490	5,382,253
Greenpoint Financial Corp.	57,200	2,196,480
Investors Financial Services Corp.	4,300	289,691
Mercantile Bankshares Corp.	28,400	1,122,368
North Fork Bancorp, Inc.	136,000	4,216,000
SouthTrust Corp.	44,800	1,164,800
Washington Mutual, Inc.	22,980	862,899
		17,780,523
Diversified Financials - 10.5%
AMBAC Financial Group, Inc.	214,410	12,478,662
Countrywide Credit Industries, Inc.	135,644	6,223,347
Fannie Mae	259,500	22,096,425
Federated Investors, Inc. Class B (non-vtg.)	76,200	2,453,640
Freddie Mac	635,810	44,506,694
Student Loan Corp.	2,000	139,500
USA Education, Inc.	284,360	20,758,280
		108,656,548
Insurance - 8.5%
ACE Ltd.	155,700	6,086,313
AFLAC, Inc.	21,500	677,035
Allmerica Financial Corp.	10,020	576,150
Allstate Corp.	103,700	4,561,763
American Financial Group, Inc.	43,900	1,330,170
American International Group, Inc.	300	25,800

	Shares	Value (Note 1)
Arthur J. Gallagher & Co.	50,300	$ 1,307,800
Berkshire Hathaway, Inc.:
Class A (a)	101	6,989,200
Class B (a)	2,543	5,848,900
Everest Re Group Ltd.	52,880	3,955,424
Fidelity National Financial, Inc.	426,000	10,466,820
First American Corp.	355,600	6,735,064
Hilb, Rogal & Hamilton Co.	22,200	971,250
Leucadia National Corp.	12,500	405,625
Loews Corp.	61,800	3,981,774
Markel Corp. (a)	5,700	1,120,050
MBIA, Inc.	134,415	7,484,227
Mercury General Corp.	49,100	1,717,027
MetLife, Inc.	60,000	1,858,800
PartnerRe Ltd.	28,100	1,556,740
Progressive Corp.	21,300	2,879,547
Protective Life Corp.	78,880	2,711,106
RenaissanceRe Holdings Ltd.	14,100	1,044,810
SAFECO Corp.	28,800	853,632
The Chubb Corp.	59,860	4,634,960
The St. Paul Companies, Inc.	29,200	1,480,148
Unitrin, Inc.	4,700	180,480
UnumProvident Corp.	31,300	1,005,356
Xl Capital Ltd. Class A	57,400	4,712,540
		87,158,511
TOTAL FINANCIALS		213,595,582
HEALTH CARE - 13.9%
Biotechnology - 3.7%
Chiron Corp. (a)	14,300	746,317
CV Therapeutics, Inc. (a)	16,805	952,339
Genzyme Corp. - General Division (a)	166,408	9,764,821
Gilead Sciences, Inc. (a)	89,100	5,290,758
IDEC Pharmaceuticals Corp. (a)	196,700	12,748,127
Millennium Pharmaceuticals, Inc. (a)	101,224	3,431,494
Sepracor, Inc. (a)	41,160	1,634,875
Techne Corp. (a)	32,900	987,000
Transkaryotic Therapies, Inc. (a)	65,900	1,924,280
Vertex Pharmaceuticals, Inc. (a)	10,850	526,225
		38,006,236
Health Care Equipment & Supplies - 2.1%
Apogent Technologies, Inc.	71,700	1,763,820
Becton, Dickinson & Co.	55,000	1,968,450
Biomet, Inc.	66,300	3,186,378
DENTSPLY International, Inc.	5,200	231,140
Hillenbrand Industries, Inc.	73,000	4,169,030
Invacare Corp.	46,800	1,807,884
Novoste Corp. (a)	19,400	494,700
St. Jude Medical, Inc. (a)	111,500	6,690,000
Stryker Corp.	12,200	669,170
Varian Medical Systems, Inc. (a)	15,300	1,093,950
		22,074,522
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 5.2%
AmeriPath, Inc. (a)	92,000	$ 2,662,480
AmeriSource Health Corp. Class A (a)	57,510	3,180,303
Andrx Group (a)	47,200	3,581,064
Apria Healthcare Group, Inc. (a)	37,000	1,067,450
Cardinal Health, Inc.	43,950	3,032,550
Caremark Rx, Inc. (a)	72,050	1,185,223
CIGNA Corp.	46,050	4,412,511
Express Scripts, Inc. (a)	25,760	1,399,283
First Health Group Corp. (a)	57,800	1,546,728
HCA - The Healthcare Co.	62,600	2,828,894
Health Management Associates, Inc. Class A (a)	245,700	5,169,528
HealthSouth Corp. (a)	131,200	2,095,264
LifePoint Hospitals, Inc. (a)	33,900	1,504,143
Lincare Holdings, Inc. (a)	88,600	2,900,764
Manor Care, Inc. (a)	65,800	2,089,150
McKesson HBOC, Inc.	45,500	1,688,960
Oxford Health Plans, Inc. (a)	132,300	3,783,780
Priority Healthcare Corp. Class B (a)	32,200	910,938
Quest Diagnostics, Inc. (a)	20,400	1,526,940
Service Corp. International (SCI) (a)	56,500	359,340
Tenet Healthcare Corp. (a)	95,600	4,932,004
Triad Hospitals, Inc. (a)	24,395	718,921
Unilab Corp.	600	15,270
Wellpoint Health Networks, Inc. (a)	8,200	772,768
		53,364,256
Pharmaceuticals - 2.9%
Barr Laboratories, Inc. (a)	33,000	2,323,530
Biovail Corp. (a)	68,500	3,001,060
ImClone Systems, Inc. (a)	98,300	5,013,300
IVAX Corp. (a)	133,950	5,224,050
King Pharmaceuticals, Inc. (a)	122,500	6,584,375
Mylan Laboratories, Inc.	34,400	967,672
PRAECIS Pharmaceuticals, Inc. (a)	39,070	557,138
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,100	6,723,820
		30,394,945
TOTAL HEALTH CARE		143,839,959
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc. (a)	23,700	1,808,310
Raytheon Co.	2,000	53,100
		1,861,410
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	40,900	2,500,217

	Shares	Value (Note 1)
Forward Air Corp. (a)	7,285	$ 205,510
United Parcel Service, Inc. Class B	13,500	780,300
		3,486,027
Building Products - 0.9%
American Standard Companies, Inc. (a)	113,830	6,841,183
Masco Corp.	18,300	456,768
York International Corp.	70,500	2,468,910
		9,766,861
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	34,300	1,751,015
ChoicePoint, Inc. (a)	100,500	4,226,025
Concord EFS, Inc. (a)	70,722	3,927,900
DST Systems, Inc. (a)	23,600	1,243,720
Ecolab, Inc.	47,700	1,954,269
Fiserv, Inc. (a)	48,100	2,982,200
National Processing, Inc. (a)	33,900	949,200
NCO Group, Inc. (a)	167,200	5,171,496
The BISYS Group, Inc. (a)	108,800	6,517,120
		28,722,945
Construction & Engineering - 0.2%
Fluor Corp.	26,000	1,173,900
Granite Construction, Inc.	34,300	871,906
		2,045,806
Machinery - 0.7%
Danaher Corp.	34,800	1,948,800
Flowserve Corp. (a)	97,800	3,007,350
Parker-Hannifin Corp.	32,300	1,370,812
Tennant Co.	18,800	752,000
		7,078,962
Marine - 0.1%
Teekay Shipping Corp.	25,200	1,008,504
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	31,600	953,372
C.H. Robinson Worldwide, Inc.	44,650	1,249,754
Canadian National Railway Co.	142,500	5,780,945
CSX Corp.	175,500	6,360,120
GATX Corp.	11,300	453,130
Landstar System, Inc. (a)	21,800	1,484,580
Norfolk Southern Corp.	70,000	1,449,000
Union Pacific Corp.	63,450	3,484,040
		21,214,941
TOTAL INDUSTRIALS		75,185,456
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.2%
Finisar Corp. (a)	40,700	757,427
Polycom, Inc. (a)	35,800	793,686
Tellium, Inc.	1,400	23,828
		1,574,941
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Quantum Corp. - DLT & Storage Systems Group (a)	78,300	$ 790,047
StorageNetworks, Inc.	38,200	647,108
		1,437,155
Electronic Equipment & Instruments - 1.2%
Avnet, Inc.	46,000	1,031,320
Diebold, Inc.	42,200	1,356,730
Kopin Corp. (a)	31,400	345,400
Mettler-Toledo International, Inc. (a)	132,700	5,739,275
PerkinElmer, Inc.	3,600	99,108
Thermo Electron Corp. (a)	27,800	612,156
Waters Corp. (a)	126,520	3,493,217
		12,677,206
Internet Software & Services - 0.2%
Homestore.com, Inc. (a)	74,300	2,576,724
IT Consulting & Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	109,120	7,846,819
SunGard Data Systems, Inc. (a)	273,960	8,221,540
		16,068,359
Semiconductor Equipment & Products - 0.6%
Atmel Corp. (a)	167,200	2,165,240
Cypress Semiconductor Corp. (a)	41,100	980,235
MIPS Technologies, Inc.:
Class A (a)	26,400	383,328
Class B (a)	4,000	51,600
RF Micro Devices, Inc. (a)	71,900	1,901,755
Transmeta Corp.	59,800	328,900
TriQuint Semiconductor, Inc. (a)	12,900	265,095
		6,076,153
Software - 1.2%
Borland Software Corp. (a)	102,400	1,541,120
Cadence Design Systems, Inc. (a)	122,200	2,276,586
Compuware Corp. (a)	168,100	2,296,246
Electronic Arts, Inc. (a)	71,900	4,133,531
Inktomi Corp. (a)	188,400	1,721,976
Numerical Technologies, Inc. (a)	14,200	282,012
		12,251,471
TOTAL INFORMATION TECHNOLOGY		52,662,009
MATERIALS - 10.2%
Chemicals - 2.6%
Agrium, Inc.	428,100	4,244,241
Engelhard Corp.	33,200	856,228
Georgia Gulf Corp.	119,600	1,853,800
IMC Global, Inc.	216,500	2,208,300
Lyondell Chemical Co.	29,480	453,402
Olin Corp.	54,500	925,955

	Shares	Value (Note 1)
OM Group, Inc.	26,300	$ 1,479,375
Potash Corp. of Saskatchewan	100,620	5,781,995
Praxair, Inc.	41,900	1,969,300
Sigma Aldrich Corp.	171,300	6,937,650
		26,710,246
Containers & Packaging - 1.4%
Ball Corp.	34,200	1,626,552
Ivex Packaging Corp. (a)	36,900	701,100
Packaging Corp. of America (a)	123,400	1,916,402
Pactiv Corp. (a)	383,900	5,144,260
Sealed Air Corp. (a)	104,700	3,900,075
Smurfit-Stone Container Corp. (a)	78,000	1,219,140
		14,507,529
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	151,630	1,301,975
AK Steel Holding Corp.	29,600	371,184
Alcan, Inc.	76,700	3,232,140
Allegheny Technologies, Inc.	91,900	1,662,471
Antofagasta Holdings PLC	62,400	413,063
Arch Coal, Inc.	38,300	990,821
Barrick Gold Corp.	449,440	6,857,374
Bethlehem Steel Corp. (a)	394,700	797,294
Century Aluminum Co.	32,200	510,048
CONSOL Energy, Inc.	47,000	1,189,100
Falconbridge Ltd.	128,200	1,375,144
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	111,400	1,230,970
Kaiser Aluminum Corp. (a)	4,700	18,706
Meridian Gold, Inc. (a)	307,900	2,416,018
Newmont Mining Corp.	672,380	12,512,992
Nucor Corp.	27,500	1,344,475
Outokumpu Oyj (A Shares)	195,200	1,583,790
Phelps Dodge Corp.	64,300	2,668,450
Placer Dome, Inc.	586,530	5,733,583
Steel Dynamics, Inc. (a)	3,700	44,770
Stillwater Mining Co. (a)	155,020	4,534,335
USX - U.S. Steel Group	51,100	1,029,665
Worthington Industries, Inc.	24,000	326,400
		52,144,768
Paper & Forest Products - 1.1%
Bowater, Inc.	33,500	1,498,790
Georgia-Pacific Group	77,000	2,606,450
International Paper Co.	96,300	3,437,910
Mead Corp.	34,600	939,044
Weyerhaeuser Co.	57,000	3,133,290
		11,615,484
TOTAL MATERIALS		104,978,027
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	189,800	5,750,940
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	105,200	$ 1,265,556
SBC Communications, Inc.	42,400	1,698,544
		8,715,040
Wireless Telecommunication Services - 0.2%
Metro One Telecommunications, Inc. (a)	21,600	1,401,408
Western Wireless Corp. Class A (a)	10,000	417,000
		1,818,408
TOTAL TELECOMMUNICATION SERVICES		10,533,448
UTILITIES - 4.4%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	71,400	3,445,050
Alliant Energy Corp.	29,200	851,180
Ameren Corp.	72,100	3,078,670
American Electric Power Co., Inc.	97,000	4,478,490
DPL, Inc.	115,000	3,330,400
Duke Energy Corp.	48,800	1,903,688
Exelon Corp.	45,000	2,885,400
Mirant Corp.	32,590	1,121,096
NSTAR	37,800	1,608,768
Public Service Enterprise Group, Inc.	36,400	1,779,960
Reliant Energy, Inc.	46,000	1,481,660
Southern Co.	171,500	3,987,375
TXU Corp.	43,400	2,091,012
Xcel Energy, Inc.	86,800	2,469,460
		34,512,209
Gas Utilities - 0.6%
Kinder Morgan, Inc.	60,180	3,024,045
NiSource, Inc.	91,370	2,497,142
Sempra Energy	36,000	984,240
Southwestern Energy Co. (a)	500	6,125
		6,511,552
Multi-Utilities - 0.4%
SCANA Corp.	66,000	1,874,400
Utilicorp United, Inc.	81,545	2,491,200
		4,365,600
TOTAL UTILITIES		45,389,361
TOTAL COMMON STOCKS (Cost $765,970,368)		841,924,287
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Mirant Trust I Series A, $3.12 (Cost $130,000)	2,600	187,200
U.S. Treasury Obligations - 3.5%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	$ 5,750,000	$ 5,252,280
5.25% 2/15/29	Aaa	6,900,000	6,309,153
5.5% 8/15/28	Aaa	6,200,000	5,871,586
6.125% 8/15/29	Aaa	5,700,000	5,903,946
6.25% 5/15/30	Aaa	4,800,000	5,084,208
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	1,200,000	1,227,780
6.5% 2/15/10	Aaa	6,100,000	6,551,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,861,650)			36,200,719
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 4,891,624	4,890,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	150,867,003	150,867,003
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	7,428,200	7,428,200
TOTAL CASH EQUIVALENTS (Cost $163,185,203)		163,185,203
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $967,147,221)		1,041,497,409
NET OTHER ASSETS - (0.9)%		(9,118,310)
NET ASSETS - 100%		$ 1,032,379,099
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 735,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $608,775,553 and $505,762,866, respectively, of which long-term U.S. government and government agency obligations aggregated $32,301,170 and $2,435,484, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $14,524 for the period.

The fund invested in securities that are not registered under the Securities
Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $793,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $969,535,528. Net unrealized appreciation aggregated $71,961,881, of which $108,268,937 related to appreciated investment securities and $36,307,056 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $17,195,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $15,428,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,059,629 and repurchase agreements of $4,890,000) (cost $967,147,221) - See accompanying schedule		$ 1,041,497,409
Cash		350
Receivable for fund shares sold		4,314,699
Dividends receivable		631,458
Interest receivable		1,110,787
Other receivables		5,982
Total assets		1,047,560,685
Liabilities
Payable for investments purchased	$ 6,660,497
Payable for fund shares redeemed	547,024
Accrued management fee	487,393
Distribution fees payable	51,388
Other payables and accrued expenses	7,084
Collateral on securities loaned, at value	7,428,200
Total liabilities		15,181,586
Net Assets		$ 1,032,379,099
Net Assets consist of:
Paid in capital		$ 1,024,751,399
Undistributed net investment income		5,669,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,392,337)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,350,215
Net Assets		$ 1,032,379,099
Initial Class: Net Asset Value, offering price and redemption price per share ($584,521,807 ÷ 30,750,378 shares)		$19.01
Service Class: Net Asset Value, offering price and redemption price per share ($320,215,793 ÷ 16,883,022 shares)		$18.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($127,641,499 ÷ 6,741,568 shares)		$18.93

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 4,453,937
Interest		4,427,575
Security lending		41,953
Total income		8,923,465
Expenses
Management fee	$ 2,741,523
Transfer agent fees	314,824
Distribution fees	263,134
Accounting and security lending fees	127,372
Non-interested trustees' compensation	1,607
Custodian fees and expenses	37,201
Audit	11,752
Legal	3,386
Miscellaneous	21,608
Total expenses before reductions	3,522,407
Expense reductions	(278,654)	3,243,753
Net investment income		5,679,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,099,452)
Foreign currency transactions	(60,770)	(33,160,222)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,530,777)
Assets and liabilities in foreign currencies	1,044	(32,529,733)
Net gain (loss)		(65,689,955)
Net increase (decrease) in net assets resulting from operations		$ (60,010,243)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 5,679,712	$ 3,463,098
Net realized gain (loss)	(33,160,222)	(39,095,214)
Change in net unrealized appreciation (depreciation)	(32,529,733)	102,504,149
Net increase (decrease) in net assets resulting from operations	(60,010,243)	66,872,033
Distributions to shareholders From net investment income	-	(3,490,324)
In excess of net realized gain	-	(131,105)
Total distributions	-	(3,621,429)
Share transactions - net increase (decrease)	147,382,869	854,104,079
Total increase (decrease) in net assets	87,372,626	917,354,683
Net Assets
Beginning of period	945,006,473	27,651,790
End of period (including undistributed net investment income of $5,669,822 and $0, respectively)	$ 1,032,379,099	$ 945,006,473
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	7,273,549	$ 137,248,224	30,056,800	$ 574,378,689
Reinvested	-	-	114,222	2,311,193
Redeemed	(5,600,832)	(103,283,322)	(1,207,719)	(23,158,134)
Net increase (decrease)	1,672,717	$ 33,964,902	28,963,303	$ 553,531,748
Service Class Sold	5,627,280	$ 105,820,429	13,897,441	$ 261,436,662
Reinvested	-	-	55,437	1,095,062
Redeemed	(2,734,533)	(50,992,807)	(1,662,521)	(31,588,706)
Net increase (decrease)	2,892,747	$ 54,827,622	12,290,357	$ 230,943,018
Service Class 2 A Sold	3,572,587	$ 66,852,282	3,839,632	$ 73,663,061
Reinvested	-	-	10,659	215,174
Redeemed	(446,356)	(8,261,937)	(234,954)	(4,248,922)
Net increase (decrease)	3,126,231	$ 58,590,345	3,615,337	$ 69,629,313
Distributions
From net investment income Initial Class		$ -		$ 2,302,727
Service Class		-		973,094
Service Class 2 A		-		214,503
Total		$ -		$ 3,490,324
In excess of net realized gain Initial Class		$ -		$ 8,466
Service Class		-		121,968
Service Class 2 A		-		671
Total		$ -		$ 131,105
		$ -		$ 3,621,429

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income D	.12	.19	.00	.00
Net realized and unrealized gain (loss)	(1.37)	4.95	5.05	.31
Total from investment operations	(1.25)	5.14	5.05	.31
Less Distributions
From net investment income	-	(.08)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.01	$ 20.26	$ 15.25	$ 10.31
Total Return B, C	(6.17)%	33.78%	49.04%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 584,522	$ 589,026	$ 1,744	$ 516
Ratio of expenses to average net assets before expense reductions	.69% A	.74%	3.34%	115.88% A, H
Ratio of expenses to average net assets after voluntary waivers	.69% A	.74%	1.00%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.63% A, G	.69% G	.97% G	1.00% A
Ratio of net investment income (loss) to average net assets	1.26% A	1.01%	.01%	(.27)% A
Portfolio turnover rate	124% A	245%	163%	125% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 F
Net asset value, beginning of period	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.17	(.01)	.00
Net realized and unrealized gain (loss)	(1.36)	4.93	5.05	.31
Total from investment operations	(1.25)	5.10	5.04	.31
Less Distributions
From net investment income	-	(.07)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.97	$ 20.22	$ 15.24	$ 10.31
Total Return B, C	(6.18)%	33.54%	48.94%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 320,216	$ 282,941	$ 25,908	$ 516
Ratio of expenses to average net assets before expense reductions	.79% A	.84%	3.41%	115.96% A, H
Ratio of expenses to average net assets after voluntary waivers	.79% A	.84%	1.10%	1.10% A
Ratio of expenses to average net assets after all expense reductions	.73% A, G	.79% G	1.07% G	1.10% A
Ratio of net investment income (loss) to average net assets	1.16% A	.92%	(.09)%	(.35)% A
Portfolio turnover rate	124% A	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of sale of Initial Class shares) to December 31, 1998.

F For the period December 28, 1998 (commencement of sale of Service Class shares) to December 31, 1998.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income D	.09	.14
Net realized and unrealized gain (loss)	(1.36)	5.35
Total from investment operations	(1.27)	5.49
Less Distributions
From net investment income	-	(.06)
In excess of net realized gain	-	(.05)
Total distributions	-	(.11)
Net asset value, end of period	$ 18.93	$ 20.20
Total Return B, C	(6.29)%	37.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 127,641	$ 73,039
Ratio of expenses to average net assets	.95% A	.99% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.94% A, F
Ratio of net investment income to average net assets	1.01% A	.76% A
Portfolio turnover rate	124% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Initial Class

Performance

To measure a fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Initial Class	5.90%	5.56%	5.05%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Initial Class	3.92%	5.16%	6.35%	6.42%	6.41%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Robert Duby,
Portfolio Manager of
Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2001?

A. The Federal Reserve Board moved aggressively to ward off a sharp drop in economic activity. Early in January, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points, a highly unusual move because the cut came well in advance of the Fed's regularly scheduled meeting at the end of January. The Fed's rate cut came on the heels of a National Association of Purchasing Managers report indicating that manufacturing activity was contracting for the fifth consecutive month. The reading sank to a level that in the past had been associated with a contraction of the overall economy. As January progressed, more data became available demonstrating sharp deterioration in consumer and business spending as well as consumer and business expectations about the future. As a result, the Fed implemented another 0.50 percentage point reduction in the fed funds target rate in late January. The Fed continued to lower the target rate by 0.50 percentage points in March, April and May, and added another cut of 0.25 percentage points at the end of June. All in all, the Fed lowered the rate from 6.50% at the beginning of the year to 3.75% at the end of June 2001, which in percentage terms surpassed any similar period in history. The April rate cut was the second intra-meeting move in the first four months of 2001, demonstrating the sense of urgency on the part of the Fed to respond forcefully to slower economic growth and weaker sentiment. The final rate action during the period was significant in that it marked a change in magnitude from the previous five cuts.

Q. How did the economy perform during the period?

A. Gross domestic product (GDP) in the first quarter of 2001 was initially reported at 2.0%, but was subsequently revised down to 1.3%. However, aggressive monetary policy action and signs that the equity markets may be nearing a bottom seemed to stabilize consumer sentiment toward the end of the period. Business investment has slowed as more difficult financial conditions made it harder to attract capital for some companies. Unemployment claims trended higher during the period as woes inflicting the technology and telecommunications sectors sparked massive layoffs.

Q. What was your strategy with the fund?

A. During the period, my investment strategy shifted to capitalize on changing monetary policy while maintaining adequate liquidity. When money market yields plunged at year-end 2000, I allowed the average maturity to shorten gradually as expectations for very aggressive interest-rate cuts began to be priced into the market. The shortened average maturity detracted somewhat from performance because money market yields continued to decline in January. As it became clear that the Fed would continue to respond aggressively to the developing economic slowdown, I gradually increased the fund's average maturity in order to lock in higher rates before they declined. I used more government discount notes to lengthen maturity, because concerns lingered regarding the credit quality of longer-term corporate obligations.

Q. What's your outlook?

A. Economic data suggests that the Fed's aggressive moves may have been enough to avert a recession. The economy remains weak, however, with accelerating unemployment claims and softer consumer and business spending. Market participants continue to anticipate additional monetary easing over the next few months, a view that I share. At the same time, the easing cycle may be nearing an end. Another potential positive influence on future economic growth is the $1.35 trillion federal tax cut recently implemented by Congress, with rebate checks scheduled to go out as early as this summer. The tax cut is expected to put $90 billion in the hands of taxpayers; economists expect approximately half of this amount will be spent by consumers. This fiscal stimulus should bolster the economy at the same time that the full effects of the early 2001 rate cuts begin to work their way through the economy. One wildcard for the recovery scenario remains the energy crisis in California, because economic activity in the state is a significant component of overall growth in U.S. gross domestic product.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, please see page 2

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term investments

Start date: April 1, 1982

Size: as of June 30, 2001, more than $2.5 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 35.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.6%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 5,000,000	$ 5,000,000
Firstar Bank NA
9/6/01	4.00	5,000,000	5,000,000
11/5/01	3.88	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 22.2%
Abbey National Treasury Services PLC
7/18/01	4.70	50,000,000	50,000,000
Bank of Nova Scotia
8/17/01	4.03	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
11/19/01	3.95	20,000,000	19,997,564
Barclays Bank PLC
8/3/01	4.18	30,000,000	30,001,703
8/15/01	3.99	10,000,000	10,000,000
10/24/01	4.25	25,000,000	25,000,000
11/16/01	4.06	15,000,000	15,000,000
BNP Paribas SA
8/20/01	5.21	20,000,000	20,000,000
11/19/01	3.92	50,000,000	50,000,000
Commerzbank AG
9/18/01	3.77	15,000,000	15,000,000
Credit Agricole Indosuez
10/18/01	3.85	32,000,000	32,066,447
Deutsche Bank AG
7/16/01	4.06	10,000,000	10,000,041
7/20/01	4.75	50,000,000	50,000,000
10/22/01	4.65	15,000,000	15,000,000
Dresdner Bank AG
12/10/01	3.83	15,000,000	15,000,000
Halifax PLC
7/5/01	4.76	25,000,000	25,000,000
8/24/01	4.27	25,000,000	25,000,000
9/21/01	3.65	20,000,000	20,000,000
ING Bank NV
7/23/01	4.04	10,000,000	10,000,000
9/4/01	3.90	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg
11/19/01	4.03	25,000,000	25,000,480
Landesbank Hessen-Thuringen
7/25/01	4.25	25,000,000	25,000,651
Lloyds TSB Bank PLC
8/9/01	4.00	5,000,000	5,000,000
Nationwide Building Society
7/23/01	4.31	15,000,000	15,000,045
UBS AG
8/28/01	3.95	5,000,000	5,002,016
			577,068,947

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
BNP Paribas SA
9/12/01	3.81%	$ 30,000,000	$ 30,000,000
Canadian Imperial Bank of Commerce
7/2/01	3.87 (a)	25,000,000	24,999,849
7/9/01	4.08	25,000,000	25,000,000
Commerzbank AG
12/19/01	3.65	5,000,000	5,001,399
Credit Agricole Indosuez
8/1/01	4.00	30,000,000	30,000,000
9/21/01	3.66	5,000,000	5,000,000
Den Danske Corp., Inc.
11/15/01	4.00	25,000,000	25,000,000
Merita Bank PLC
12/4/01	3.88	5,000,000	5,000,000
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	29,000,000	29,013,361
RaboBank Nederland Coop. Central
11/15/01	4.00	25,000,000	25,000,000
Societe Generale
7/16/01	4.04	10,000,000	10,000,021
7/23/01	3.77 (a)	10,000,000	9,998,877
8/15/01	3.99	50,000,000	50,000,000
UBS AG
8/13/01	3.99	30,000,000	30,000,000
			334,010,365
TOTAL CERTIFICATES OF DEPOSIT			926,079,312
Commercial Paper - 45.9%

Alliance & Leicester PLC
8/16/01	4.03	20,000,000	19,898,033
Amsterdam Funding Corp.
8/9/01	4.01	75,000,000	74,677,436
Aspen Funding Corp.
7/17/01	4.04	10,000,000	9,982,178
8/21/01	5.10	5,000,000	4,964,760
Associates First Capital BV
7/9/01	4.00	5,000,000	4,995,567
AT&T Corp.
7/12/01	5.24	10,000,000	9,984,203
7/25/01	4.15	15,065,000	15,023,483
8/16/01	4.38	5,000,000	4,972,336
8/20/01	4.38	5,000,000	4,969,931
CIESCO LP
8/15/01	3.91	9,430,000	9,384,265
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/23/01	3.93	20,000,000	19,952,211
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
8/14/01	3.84%	$ 25,000,000	$ 24,883,278
ConAgra Foods, Inc.
7/20/01	4.25	10,000,000	9,977,728
8/14/01	4.15	5,000,000	4,974,822
Corporate Receivables Corp.
8/22/01	3.85	10,000,000	9,944,822
Delaware Funding Corp.
7/13/01	3.95	50,000,000	49,934,333
7/16/01	3.94	47,751,000	47,672,808
Den Danske Corp., Inc.
8/16/01	5.17	22,000,000	21,858,320
8/16/01	5.20	25,000,000	24,838,042
Deutsche Bank Financial, Inc.
7/17/01	4.02	5,000,000	4,991,127
11/19/01	4.03	50,000,000	49,226,458
Dexia Delaware LLC
9/5/01	3.84	20,000,000	19,860,667
Edison Asset Securitization LLC
8/23/01	3.64	35,000,000	34,813,469
Falcon Asset Securitization Corp.
7/23/01	3.90	41,070,000	40,972,618
7/26/01	3.74	20,000,000	19,948,194
Ford Motor Credit Co.
7/13/01	4.04	50,000,000	49,933,167
7/17/01	4.52	10,000,000	9,980,133
7/19/01	4.45	10,000,000	9,978,000
7/27/01	3.95	10,000,000	9,971,689
8/17/01	3.68	10,000,000	9,952,217
General Electric Capital Corp.
7/2/01	4.12	15,000,000	14,998,296
7/13/01	4.70	25,000,000	24,961,250
9/7/01	3.78	50,000,000	49,645,833
12/14/01	3.95	25,000,000	24,555,028
General Motors Acceptance Corp.
7/5/01	4.12	5,000,000	4,997,728
Goldman Sachs Group, Inc.
10/11/01	3.92	5,000,000	4,945,317
J.P. Morgan Chase & Co.
8/8/01	3.90	15,000,000	14,938,725
Kitty Hawk Funding Corp.
9/4/01	3.87	10,000,000	9,930,847
12/3/01	3.84	10,000,000	9,837,681
Lehman Brothers Holdings, Inc.
8/6/01	5.43	10,000,000	9,947,260
New Center Asset Trust
7/20/01	4.27	25,000,000	24,944,188
Northern Rock PLC
8/8/01	3.97	35,000,000	34,854,808

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Preferred Receivables Funding Corp.
7/20/01	3.81%	$ 25,000,000	$ 24,949,861
8/10/01	4.01	10,105,000	10,060,426
Qwest Capital Funding, Inc.
8/15/01	4.36	5,000,000	4,973,063
8/23/01	4.37	5,000,000	4,968,200
Santander Finance, Inc.
10/18/01	4.24	12,500,000	12,342,934
Sears Roebuck Acceptance Corp.
8/16/01	4.31	5,000,000	4,972,783
Societe Generale NA
7/3/01	4.74	50,000,000	49,987,000
Triple-A One Funding Corp.
7/13/01	4.04	57,787,000	57,709,758
7/24/01	3.73	18,038,000	17,995,130
Tyco International Group SA
7/30/01	4.55	5,000,000	4,981,875
8/14/01	4.29	5,000,000	4,974,089
8/28/01	4.19	15,000,000	14,899,708
UBS Finance, Inc.
7/18/01	4.31	40,000,000	39,919,533
8/20/01	4.65	15,000,000	14,904,583
Variable Funding Capital Corp.
7/6/01	3.99	19,987,000	19,975,952
Westpac Trust Securities Ltd.
10/23/01	3.96	35,000,000	34,568,858
12/4/01	3.90	5,000,000	4,917,233
Windmill Funding Corp.
7/3/01	4.72	5,000,000	4,998,703
TOTAL COMMERCIAL PAPER			1,193,172,945
Federal Agencies - 4.3%

Fannie Mae - 4.3%
Discount Notes - 4.3%
11/1/01	3.92	23,695,000	23,383,312
2/22/02	4.05	25,000,000	24,357,556
4/19/02	3.98	25,000,000	24,223,361
5/3/02	4.03	40,000,000	38,680,800
TOTAL FEDERAL AGENCIES			110,645,029
Bank Notes - 1.9%

Bank of America NA
9/7/01	4.15	20,000,000	20,000,000
9/17/01	4.26	10,000,000	10,000,000
Bank One NA, Chicago
7/2/01	3.88 (a)	20,000,000	19,999,107
TOTAL BANK NOTES			49,999,107
Master Notes - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
8/6/01	4.11% (b)	$ 10,000,000	$ 10,000,000
9/20/01	4.07 (b)	10,000,000	10,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
10/1/01	3.71 (a)	25,000,000	25,000,000
BMW U.S. Capital Corp.
7/23/01	3.81 (a)	5,000,000	5,000,000
6/7/02	4.25	5,000,000	4,997,084
CIESCO LP
7/16/01	3.95 (a)	5,000,000	5,000,000
Citigroup, Inc.
7/12/01	3.96 (a)	5,000,000	5,000,000
GE Life & Annuity Assurance Co.
7/2/01	4.17 (a)(b)	15,000,000	15,000,000
General Motors Acceptance Corp.
7/30/01	3.69 (a)	10,000,000	9,999,533
General Motors Acceptance Corp. Mortgage Credit
7/2/01	4.11 (a)	10,000,000	9,998,862
7/2/01	4.12 (a)	5,000,000	4,999,430
7/2/01	4.13 (a)	10,000,000	9,998,856
Merrill Lynch & Co., Inc.
7/20/01	3.91 (a)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/23/01	3.82 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			104,993,765
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
7/1/01	5.03 (a)(b)	7,000,000	7,000,000
Monumental Life Insurance Co.
7/2/01	4.20 (a)(b)	5,000,000	5,000,000
7/2/01	4.21 (a)(b)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/01	5.00 (a)(b)	15,000,000	15,000,000
8/28/01	4.13 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
9/13/01	3.91 (a)(b)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/01	4.51 (a)(b)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			62,000,000
Repurchase Agreements - 4.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/29/01 due 7/2/01 At 4.12%	$ 678,233	$ 678,000
With:
Credit Suisse First Boston, Inc. At 4.21%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $62,040,000) 0%, 7/9/01 - 3/19/02	60,021,050	60,000,000
Goldman Sachs & Co. At 4.2%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $49,110,000) 0%, 7/11/01 - 7/31/01	48,016,780	48,000,000
TOTAL REPURCHASE AGREEMENTS		108,678,000
TOTAL INVESTMENT PORTFOLIO - 99.2%	2,575,568,158
NET OTHER ASSETS - 0.8%	21,680,368
NET ASSETS - 100%	$ 2,597,248,526
Total Cost for Income Tax Purposes $ 2,575,568,158
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 4.17%, 7/2/01	3/30/01	$ 15,000,000
Goldman Sachs Group, Inc. 4.07%, 9/20/01	5/24/01	$ 10,000,000
4.11%, 8/6/01	5/8/01	$ 10,000,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 7,000,000
Monumental Life Insurance Co. 4.20%, 7/2/01	9/17/98	$ 5,000,000
4.21%, 7/2/01	3/12/99	$ 5,000,000
New York Life Insurance Co. 4.13%, 8/28/01	8/28/00	$ 5,000,000
5.00%, 7/1/01	12/20/00	$ 15,000,000
SMM Trust 2000 M 3.91%, 9/13/01	12/11/00	$ 15,000,000
Transamerica Occidental Life Insurance Co. 4.51%, 8/1/01	4/28/00	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,000,000 or 3.7% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $70,000 all of which will expire on December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $108,678,000) - See accompanying schedule		$ 2,575,568,158
Receivable for investments sold		5,004,468
Receivable for fund shares sold		24,659,375
Interest receivable		6,605,645
Prepaid expenses		37,990
Total assets		2,611,875,636
Liabilities
Payable to custodian bank	$ 32,614
Payable for fund shares redeemed	14,051,188
Accrued management fee	342,747
Distribution fees payable	1,105
Other payables and accrued expenses	199,456
Total liabilities		14,627,110
Net Assets		$ 2,597,248,526
Net Assets consist of:
Paid in capital		$ 2,597,239,165
Accumulated net realized gain (loss) on investments		9,361
Net Assets		$ 2,597,248,526
Initial Class: Net Asset Value, offering price and redemption price per share ($2,591,204,250 ÷ 2,591,179,890 shares)		$1.00
Service Class: Net Asset Value, offering price and redemption price per share ($100,524 ÷ 100,522 shares)		$1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,943,752 ÷ 5,943,697 shares)		$1.00

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 65,449,655
Expenses
Management fee	$ 2,347,792
Transfer agent fees	818,179
Distribution fees	2,496
Accounting fees and expenses	112,619
Non-interested trustees' compensation	4,219
Custodian fees and expenses	32,745
Registration fees	687
Audit	14,828
Legal	4,384
Reports to shareholders	144,958
Miscellaneous	38,042
Total expenses		3,520,949
Net investment income		61,928,706
Net Realized Gain (Loss) on Investments		79,664
Net increase in net assets resulting from operations		$ 62,008,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001	Year ended December 31, 2000
Operations Net investment income	$ 61,928,706	$ 129,065,682
Net realized gain (loss)	79,664	31,844
Net increase (decrease) in net assets resulting from operations	62,008,370	129,097,526
Distributions to shareholders from net investment income	(61,928,706)	(129,065,682)
Share transactions - net increase (decrease)	363,616,074	294,030,275
Total increase (decrease) in net assets	363,695,738	294,062,119
Net Assets
Beginning of period	2,233,552,788	1,939,490,669
End of period	$ 2,597,248,526	$ 2,233,552,788
Other Information:
	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Share transactions at net asset value of $1.00 per share Initial Class Proceeds from sales of shares	$ 3,482,474,885	$ 5,928,688,982
Reinvestment of distributions from net investment income	61,879,770	128,280,587
Cost of shares redeemed	(3,186,571,846)	(5,763,150,248)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 357,782,809	$ 293,819,321
Service Class A Proceeds from sales of shares	$ -	$ 100,000
Reinvestment of distributions from net investment income	2,561	3,061
Cost of shares redeemed	(5,100)	-
Net increase (decrease) in net assets and shares resulting from share transactions	$ (2,539)	$ 103,061
Service Class 2 B Proceeds from sales of shares	$ 15,838,291	$ 102,001
Reinvestment of distributions from net investment income	42,040	5,900
Cost of shares redeemed	(10,044,527)	(8)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 5,835,804	$ 107,893
Distributions From net investment income Initial Class	$ 61,879,770	$ 129,056,642
Service Class A	2,561	3,095
Service Class 2 B	46,375	5,945
Total	$ 61,928,706	$ 129,065,682

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.025)	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	2.59%	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,591,204	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.29% A	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	5.04% A	6.18%	5.06%	5.33%	5.32%	5.28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.031
Less Distributions
From net investment income	(.025)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.54%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 103
Ratio of expenses to average net assets before expense reductions	.38% A	.47% A
Ratio of expenses to average net assets after voluntary waivers	.38% A	.45% A
Ratio of net investment income to average net assets	4.99% A	6.28% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.024	.058
Less Distributions
From net investment income	(.024)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.48%	5.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,944	$ 108
Ratio of expenses to average net assets before expense reductions	.57% A	.96% A
Ratio of expenses to average net assets after voluntary waivers	.57% A	.60% A
Ratio of net investment income to average net assets	4.60% A	5.94% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	-24.50%	6.26%	8.17%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,925 - a 119.25% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9
Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period that ended June 30, 2001, the fund outperformed the -14.45% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE ®) Index. The fund's return also outperformed the Lipper Inc. variable annuity international funds average, which fell 14.34%. For the 12-month period that ended June 30, 2001, the fund lagged the MSCI EAFE index and the Lipper peer group, which declined 23.40% and 24.01%, respectively.

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's performance on an absolute basis, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Japan's Nomura Securities and Nikko Securities did relatively well compared to other financials. These brokerage firms were major beneficiaries of proposed tax cuts on investment income derived from appreciated securities and dividends, a move aimed at attracting more retail investors to the nation's faltering stock market.

Q. What other strategies did you pursue during the six-month period?

A. Given the poor market environment, it was difficult to find good investment ideas. However, I did a number of things. I continued to consolidate the portfolio, reducing the number of names in the fund to focus on my favorite securities. This consolidation freed up a lot of cash in the fund, which I used to purchase futures contracts as a way of keeping the fund fully invested and diversified. Additionally, in another strategy that worked out well, I overweighted Japan relative to the MSCI EAFE index for most of the period, compared to an underweighting six months ago. As I have said in the past, this country positioning versus the index is a function of our bottom-up security selection process, and not a bet on an individual country. Elsewhere, I sold off our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands, and U.S.-based Overseas Shipholding - because I felt the supply and demand fundamentals of oil grew less favorable, and I believed these stocks had reached their upside potential.

Q. What happened in the Japanese markets to cause you to look for more compelling opportunities in that country?

A. Basically, many Japanese stocks hit historically low valuations and I decided to buy them. Our team of international analysts has been doing a lot of historical valuation work, looking at past market corrections and economic slowdowns to determine a number of patterns, such as where stocks typically trough - or reach a bottom in their valuation. For example, energy stocks historically trough somewhere below the marginal cost of production. Our overweighting in Japan for much of the period was a direct result of this valuation work. We believed that a lot of stocks hit their valuation "buy" prices. The overweighting also was a result of my intention to make the fund more concentrated, and many of the best investment opportunities I found were in Japan.

Q. What were some of the fund's top-performing stocks? Which disappointed?

A. Top-contributor Samsung Electronics benefited from its cheap valuation and the market's cyclical perception that its share price had bottomed. The issuance of strong sales and earnings forecasts in the pharmaceuticals industry boosted shares of France-based drug company Sanofi-Synthelabo. The fund's biggest detractors were Finland's Nokia, the U.K.'s Vodafone and Sweden's Ericsson. These three telecom companies generally suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front. The future performance of overseas stocks should be closely tied to the health of corporate earnings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2001, more than
$2.1 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1)
Australia - 2.7%
BHP Ltd.	954,093	$ 5,059,113
BHP Ltd. (a)	1,016,203	5,523,294
BRL Hardy Ltd.	598,360	3,191,148
Cable & Wireless Optus Ltd. (a)	4,076,100	7,717,682
News Corp. Ltd.	796,575	7,398,192
News Corp. Ltd. sponsored ADR	649,800	21,053,520
WMC Ltd.	1,670,100	8,165,374
TOTAL AUSTRALIA		58,108,323
Canada - 1.8%
Canadian Natural Resources Ltd.	274,100	8,119,805
Nortel Networks Corp.	971,652	8,832,317
Rio Alto Exploration Ltd. (a)	571,300	9,905,301
Talisman Energy, Inc.	312,500	11,919,997
TOTAL CANADA		38,777,420
Finland - 1.6%
Nokia AB	1,402,000	30,984,199
Sampo Oyj (A Shares)	327,500	2,796,352
TOTAL FINLAND		33,780,551
France - 10.9%
Alcatel SA (RFD)	87,300	1,810,602
Aventis SA	72,060	5,751,829
AXA SA de CV	740,104	21,158,863
BNP Paribas SA	274,240	23,951,814
Castorama Dubois Investissements SA	67,650	14,593,014
Nexans SA	76,900	1,862,026
Sanofi-Synthelabo SA	575,700	37,906,391
Suez SA	246,500	7,958,203
Television Francaise 1 SA	113,340	3,318,280
TotalFinaElf SA Series B	626,944	87,809,781
Vivendi Environnement	248,000	10,473,937
Vivendi Universal SA	331,300	19,379,380
TOTAL FRANCE		235,974,120
Germany - 4.8%
Allianz AG (Reg. D)	86,700	25,394,395
BASF AG	266,500	10,551,097
Deutsche Boerse AG	126,710	4,489,122
Deutsche Lufthansa AG (Reg.)	383,700	6,066,702
Deutsche Telekom AG (Reg.)	544,760	12,366,054
Infineon Technologies AG	72,700	1,710,916
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,000	10,068,780
SAP AG	119,300	16,613,472
Schering AG (a)	167,200	8,807,293
Siemens AG (Reg. D)	141,900	8,740,472
TOTAL GERMANY		104,808,303
Hong Kong - 2.7%
China Mobile (Hong Kong) Ltd. (a)	4,883,500	26,165,790

	Shares	Value (Note 1)
China Unicom Ltd. sponsored ADR	461,600	$ 8,170,320
CNOOC Ltd.	3,628,000	3,441,993
Hutchison Whampoa Ltd.	1,552,600	15,675,489
Johnson Electric Holdings Ltd.	3,368,000	4,620,264
TOTAL HONG KONG		58,073,856
Ireland - 1.3%
Bank of Ireland, Inc.	1,360,338	13,522,195
Elan Corp. PLC sponsored ADR (a)	230,700	14,072,700
TOTAL IRELAND		27,594,895
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	176,450	8,940,722
Italy - 1.5%
Olivetti Spa	1,883,500	3,357,265
San Paolo IMI Spa	241,600	3,136,424
Telecom Italia Spa	2,058,124	18,111,499
Unicredito Italiano Spa	2,037,700	8,813,692
TOTAL ITALY		33,418,880
Japan - 21.3%
Advantest Corp.	30,400	2,605,645
Anritsu Corp.	473,000	7,148,853
Asahi Breweries Ltd.	602,000	6,752,710
Asahi Chemical Industry Co. Ltd.	527,000	2,214,144
Canon, Inc.	610,000	25,009,999
Credit Saison Co. Ltd.	463,300	11,255,604
Daiwa Securities Group, Inc.	1,821,000	19,053,920
Fujitsu Ltd.	790,000	8,297,787
Furukawa Electric Co. Ltd.	896,000	7,148,172
Hitachi Ltd.	663,000	6,546,462
Ito-Yokado Co. Ltd.	499,000	23,005,532
JAFCO Co. Ltd.	126,900	12,118,176
Japan Telecom Co. Ltd.	227	4,713,999
KDDI Corp.	1,067	4,979,105
Konami Corp.	113,300	5,168,994
Kyocera Corp.	173,500	15,450,175
Matsushita Electric Industrial Co. Ltd.	504,000	7,963,200
Mitsubishi Electric Corp.	2,546,000	12,615,683
Mitsubishi Estate Co. Ltd. (a)	646,000	5,941,004
Mitsui Fudosan Co. Ltd.	288,000	3,103,528
NEC Corp.	790,000	10,673,107
Nikko Securities Co. Ltd.	4,510,000	36,124,839
Nikon Corp.	232,000	2,202,437
Nippon Telegraph & Telephone Corp.	4,130	21,971,599
Nomura Securities Co. Ltd.	1,846,000	35,374,758
NTT DoCoMo, Inc.	635	11,048,348
ORIX Corp.	208,500	20,278,263
Rohm Co. Ltd.	57,700	8,965,891
Sony Corp.	668,200	43,967,559
Sumitomo Electric Industries Ltd.	328,000	3,718,666
Takeda Chemical Industries Ltd. (a)	540,000	25,112,251
Terumo Corp.	47,300	868,481
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	42,500	$ 2,572,763
Toshiba Corp.	2,990,000	15,798,669
Toyota Motor Corp.	779,400	27,454,364
Yamanouchi Pharmaceutical Co. Ltd.	117,000	3,283,355
TOTAL JAPAN		460,508,042
Korea (South) - 1.8%
Hynix Semiconductor, Inc. (a)	2,266,580	4,871,273
Hynix Semiconductor, Inc. unit (a)(c)	467,800	5,028,850
Samsung Electronics Co. Ltd.	165,600	24,448,442
SK Telecom Co. Ltd. sponsored ADR	253,200	4,279,080
TOTAL KOREA (SOUTH)		38,627,645
Netherlands - 7.5%
Akzo Nobel NV	169,500	7,200,360
ASML Holding NV (a)	301,900	6,794,532
Heineken NV	149,250	6,039,617
ING Groep NV (Certificaten Van Aandelen)	432,462	28,364,802
Koninklijke Ahold NV	993,687	31,236,750
Koninklijke Philips Electronics NV	696,924	18,538,859
Royal Dutch Petroleum Co. (Hague Registry)	654,400	38,138,434
STMicroelectronics NV (NY Shares)	102,400	3,481,600
Unilever NV (Certificaten Van Aandelen) (a)	105,700	6,358,033
Vendex KBB NV	699,457	8,913,880
VNU NV	106,700	3,626,093
Wolters Kluwer NV (Certificaten Van Aandelen)	119,800	3,231,581
TOTAL NETHERLANDS		161,924,541
Norway - 0.2%
Norsk Hydro AS	125,300	5,316,214
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	368,100	9,309,249
Overseas Union Bank Ltd.	862,296	4,468,712
United Overseas Bank Ltd.	539,472	3,402,209
TOTAL SINGAPORE		17,180,170
Spain - 2.3%
Banco Popular Espanol SA (Reg.)	187,600	6,581,005
Banco Santander Central Hispano SA	1,723,968	15,672,110
Telefonica SA	2,166,800	26,803,697
TOTAL SPAIN		49,056,812
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	2,872,600	15,483,314
Switzerland - 6.5%
Credit Suisse Group (Reg.)	146,734	24,176,134

	Shares	Value (Note 1)
Julius Baer Holding AG (Bearer)	982	$ 3,786,189
Nestle SA (Reg.)	240,520	51,228,681
Novartis AG (Reg.)	434,970	15,776,302
Swiss Reinsurance Co. (Reg.)	3,270	6,549,116
Swisscom AG	20,580	4,911,202
UBS AG (Reg. D)	122,658	17,610,502
Zurich Financial Services AG	48,440	16,556,298
TOTAL SWITZERLAND		140,594,424
Taiwan - 2.8%
Siliconware Precision Industries Co. Ltd.	8,255,000	4,675,356
Taiwan Semiconductor Manufacturing Co. Ltd.	14,837,166	27,579,977
United Microelectronics Corp.	19,136,400	25,400,333
Winbond Electronics Corp.	3,111,000	2,611,324
TOTAL TAIWAN		60,266,990
United Kingdom - 11.9%
Amvescap PLC	280,900	4,910,012
AstraZeneca PLC	260,200	12,164,350
BHP Billiton PLC	3,156,500	15,826,304
British Telecommunications PLC	1,344,900	8,694,769
Carlton Communications PLC	1,076,700	5,120,329
Diageo PLC	760,700	8,397,923
GlaxoSmithKline PLC	1,872,894	52,628,331
HSBC Holdings PLC (United Kingdom) (Reg.)	1,214,200	14,546,120
Lloyds TSB Group PLC	4,214,300	42,438,908
Reed International PLC	537,300	4,790,946
Rio Tinto PLC (Reg. D)	594,700	10,622,363
Shell Transport & Trading Co. PLC (Reg. D)	871,900	7,265,839
Spirent PLC	1,081,100	3,381,598
Vodafone Group PLC	27,979,103	62,533,109
WPP Group PLC	465,700	4,613,899
TOTAL UNITED KINGDOM		257,934,800
United States of America - 3.0%
Bristol-Myers Squibb Co.	430,600	22,520,380
Micron Technology, Inc. (a)	567,100	23,307,810
Pfizer, Inc.	374,600	15,002,730
Phelps Dodge Corp.	81,200	3,369,800
TOTAL UNITED STATES OF AMERICA		64,200,720
TOTAL COMMON STOCKS (Cost $1,866,412,662)		1,870,570,742
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $5,021,599)	306,000	1,897,200
Government Obligations - 1.5%
Moody's Ratings (unaudited)			Principal Amount (e)	Value (Note 1)
Germany - 1.0%
Germany Federal Republic 4.45% 7/13/01	-	EUR	24,000,000	$ 20,357,775
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.68% 7/12/01 to 8/16/01 (d)	-		11,500,000	11,453,633
TOTAL GOVERNMENT OBLIGATIONS (Cost $32,716,175)				31,811,408
Cash Equivalents - 20.0%
	Shares
Fidelity Cash Central Fund, 4.09% (b)	252,041,856	252,041,856
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	180,436,325	180,436,325
TOTAL CASH EQUIVALENTS (Cost $432,478,181)		432,478,181
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $2,336,628,617)		2,336,757,531
NET OTHER ASSETS - (8.1)%		(174,343,346)
NET ASSETS - 100%		$ 2,162,414,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
741 CAC 40 Index Contracts (France)	Sept. 2001	$ 33,048,416	$ 112,285
248 DAX 30 Index Contracts (Germany)	Sept. 2001	32,210,885	(893,741)
867 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2001	31,600,277	(1,533,476)
409 FTSE 100 Index Contracts (United Kingdom)	Sept. 2001	32,712,404	(1,810,443)
138 Nikkei 225 Index Contracts (Japan)	Sept. 2001	8,914,800	69,277
334 Topix Index Contracts (Japan)	Sept. 2001	34,706,862	(339,063)
		$ 173,193,644	$ (4,395,161)
The face value of futures purchased as a percentage of net assets - 8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,028,850 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,228,838.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $989,597,072 and $1,118,033,215, respectively.
The market value of futures contracts opened and closed during the period amounted to $572,681,490 and $420,666,736, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,925 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $12,966,274.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,363,260,925. Net unrealized depreciation aggregated $26,503,394, of which $270,270,441 related to appreciated investment securities and $296,773,835 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,695,932) (cost $2,336,628,617) - See accompanying schedule		$ 2,336,757,531
Cash		13,301
Foreign currency held at value (cost $31,931,785)		31,015,361
Receivable for investments sold		6,433,255
Receivable for fund shares sold		1,934,134
Dividends receivable		3,702,422
Interest receivable		897,847
Receivable for daily variation on futures contracts		1,894,505
Other receivables		192,113
Total assets		2,382,840,469
Liabilities
Payable for investments purchased	$ 24,530,070
Payable for fund shares redeemed	13,747,413
Accrued management fee	1,318,457
Distribution fees payable	27,022
Other payables and accrued expenses	366,997
Collateral on securities loaned, at value	180,436,325
Total liabilities		220,426,284
Net Assets		$ 2,162,414,185
Net Assets consist of:
Paid in capital		$ 2,328,658,059
Distributions in excess of net investment income		(88,471,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,401,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,370,520)
Net Assets		$ 2,162,414,185
Initial Class: Net Asset Value, offering price and redemption price per share ($1,850,314,154 ÷ 118,645,989 shares)		$15.60
Service Class: Net Asset Value, offering price and redemption price per share ($293,365,903 ÷ 18,864,733 shares)		$15.55
Service Class 2: Net Asset Value, offering price and redemption price per share ($18,734,128 ÷ 1,209,369 shares)		$15.49

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 20,601,997
Interest		9,082,136
Security lending		727,320
		30,411,453
Less foreign taxes withheld		(3,064,834)
Total income		27,346,619
Expenses
Management fee	$ 8,627,540
Transfer agent fees	775,122
Distribution fees	158,755
Accounting and security lending fees	576,107
Custodian fees and expenses	523,125
Registration fees	1,728
Audit	48,197
Legal	5,593
Reports to shareholders	232,881
Miscellaneous	701
Total expenses before reductions	10,949,749
Expense reductions	(661,887)	10,287,862
Net investment income		17,058,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(130,955,286)
Foreign currency transactions	(741,626)
Futures contracts	(1,775,736)	(133,472,648)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(158,480,845)
Assets and liabilities in foreign currencies	(1,049,619)
Futures contracts	(2,493,578)	(162,024,042)
Net gain (loss)		(295,496,690)
Net increase (decrease) in net assets resulting from operations		$ (278,437,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,058,757	$ 24,067,131
Net realized gain (loss)	(133,472,648)	265,613,586
Change in net unrealized appreciation (depreciation)	(162,024,042)	(848,849,479)
Net increase (decrease) in net assets resulting from operations	(278,437,933)	(559,168,762)
Distributions to shareholders From net investment income	(28,968,027)	(34,503,154)
In excess of net investment income	(91,583,892)	(6,990,235)
From net realized gain	(190,776,039)	(261,723,629)
Total distributions	(311,327,958)	(303,217,018)
Share transactions - net increase (decrease)	215,064,932	518,278,056
Total increase (decrease) in net assets	(374,700,959)	(344,107,724)
Net Assets
Beginning of period	2,537,115,144	2,881,222,868
End of period (including under (over) distribution of net investment income of $(88,471,969) and $11,909,270, respectively)	$ 2,162,414,185	$ 2,537,115,144
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	109,651,878	$ 1,903,147,125	180,026,822	$ 4,102,377,245
Reinvested	15,519,663	275,163,625	11,650,005	284,959,118
Redeemed	(119,910,078)	(2,073,704,388)	(178,033,342)	(4,052,515,974)
Net increase (decrease)	5,261,463	$ 104,606,362	13,643,485	$ 334,820,389
Service Class Sold	57,275,196	$ 966,249,746	68,519,615	$ 1,560,576,350
Reinvested	1,933,710	34,207,331	747,241	18,247,616
Redeemed	(53,243,095)	(900,457,119)	(61,639,680)	(1,408,864,371)
Net increase (decrease)	5,965,811	$ 99,999,958	7,627,176	$ 169,959,595
Service Class 2 A Sold	1,783,928	$ 30,258,744	734,419	$ 15,878,729
Reinvested	110,941	1,957,001	421	10,284
Redeemed	(1,305,951)	(21,757,133)	(114,389)	(2,390,941)
Net increase (decrease)	588,918	$ 10,458,612	620,451	$ 13,498,072
Distributions From net investment income Initial Class		$ 25,621,675		$ 32,471,354
Service Class		3,164,127		2,030,655
Service Class 2 A		182,225		1,145
Total		$ 28,968,027		$ 34,503,154
In excess of net investment income Initial Class		$ 81,004,230		$ 6,578,599
Service Class		10,003,549		411,405
Service Class 2 A		576,113		231
Total		$ 91,583,892		$ 6,990,235
From net realized gain Initial Class		$ 168,537,721		$ 245,909,165
Service Class		21,039,655		15,805,556
Service Class 2 A		1,198,663		8,908
Total		$ 190,776,039		$ 261,723,629
		$ 311,327,958		$ 303,217,018

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment income D	.12	.19 F	.24	.23	.30	.32 G
Net realized and unrealized gain (loss)	(2.12)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(2.00)	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.22)	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.71)	(.06)	-	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	(1.31)	(.22)
Total distributions	(2.40)	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 15.60	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total Return B, C	(11.44)%	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,850,314	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.92% A	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after all expense reductions	.86% A, H	.87% H	.87% H	.89% H	.90% H	.92% H
Ratio of net investment income to average net assets	1.47% A	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	100% A	136%	78%	84%	67%	92%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income D	.11	.17 F	.22	.15	.01
Net realized and unrealized gain (loss)	(2.11)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(2.00)	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.22)	(.30)	(.31)	(.38)	-
In excess of net investment income	(.70)	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(2.39)	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 15.55	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C	(11.48)%	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 293,366	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	1.02% A	.99%	1.01%	1.01%	1.02% A
Ratio of expenses to average net assets after all expense reductions	.96% A, H	.97% H	.98% H	.97% H	1.01% A, H
Ratio of net investment income to average net assets	1.36% A	.74%	1.00%	.80%	.31% A
Portfolio turnover rate	100% A	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income D	.10	.12 F
Net realized and unrealized gain (loss)	(2.12)	(3.68)
Total from investment operations	(2.02)	(3.56)
Less Distributions
From net investment income	(.22)	(.30)
In excess of net investment income	(.71)	(.06)
From net realized gain	(1.47)	(2.33)
Total distributions	(2.40)	(2.69)
Net asset value, end of period	$ 15.49	$ 19.91
Total Return B, C	(11.61)%	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,734	$ 12,351
Ratio of expenses to average net assets	1.18% A	1.15% A
Ratio of expenses to average net assets after all expense reductions	1.12% A, G	1.13% A, G
Ratio of net investment income to average net assets	1.21% A	.58% A
Portfolio turnover rate	100% A	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Value Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Initial Class shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve DuFour, Portfolio Manager of Value Portfolio

Q. How did the fund perform, Steve?

A. From its inception on May 9, 2001, through June 30, 2001, the fund underperformed its benchmark, the Russell 3000® Value Index, which was flat during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery. Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, I had the latitude to own a significant percentage of mid- and small-cap stocks, which I believed would enhance the fund's performance in the months ahead. In general, these stocks outperformed large-cap stocks during the past six months.

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are selling at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Q. Will the fund be fairly concentrated or diversified?

A. The fund will be diversified, but the degree of concentration among my top-10 ideas will vary. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. However, if I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me what appears to be a clear-cut winner - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and that, when it stabilizes, the fund should benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income-tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of June 30, 2001, more than $1 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.5%
Dana Corp.	250	$ 5,835
Delphi Automotive Systems Corp.	760	12,107
Snap-On, Inc.	50	1,208
		19,150
Automobiles - 0.2%
Winnebago Industries, Inc.	100	3,075
Hotels Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	100	2,585
Hilton Hotels Corp.	200	2,320
Marriott International, Inc. Class A	110	5,207
McDonald's Corp.	450	12,177
MGM Mirage, Inc. (a)	170	5,093
		27,382
Household Durables - 2.7%
Black & Decker Corp.	130	5,130
Clayton Homes, Inc.	350	5,502
D.R. Horton, Inc.	100	2,270
Fortune Brands, Inc.	160	6,138
Leggett & Platt, Inc.	100	2,203
The Stanley Works	70	2,932
Whirlpool Corp.	140	8,750
		32,925
Leisure Equipment & Products - 0.5%
Mattel, Inc.	300	5,676
Media - 5.8%
AT&T Corp. - Liberty Media Group Class A (a)	1,070	18,714
Dow Jones & Co., Inc.	70	4,180
E.W. Scripps Co. Class A	240	16,560
Gannett Co., Inc.	60	3,954
Interpublic Group of Companies, Inc.	140	4,109
McGraw-Hill Companies, Inc.	40	2,646
News Corp. Ltd. sponsored ADR	310	11,517
NTL, Inc. (a)	380	4,579
The New York Times Co. Class A	120	5,040
		71,299
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	839
The May Department Stores Co.	140	4,796
		5,635
Specialty Retail - 1.2%
Gap, Inc.	420	12,180
Pier 1 Imports, Inc.	250	2,875
		15,055

	Shares	Value (Note 1)
Textiles & Apparel - 0.4%
Jones Apparel Group, Inc. (a)	120	$ 5,184
TOTAL CONSUMER DISCRETIONARY		185,381
CONSUMER STAPLES - 7.1%
Beverages - 2.0%
The Coca-Cola Co.	550	24,750
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	110	4,622
Wm. Wrigley Jr. Co.	100	4,685
		9,307
Household Products - 2.3%
Kimberly-Clark Corp.	510	28,509
Personal Products - 2.1%
Avon Products, Inc.	250	11,570
Gillette Co.	480	13,915
		25,485
TOTAL CONSUMER STAPLES		88,051
ENERGY - 7.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	80	4,212
Oil & Gas - 7.2%
Chevron Corp.	190	17,195
Conoco, Inc. Class B	360	10,404
Exxon Mobil Corp.	570	49,790
Occidental Petroleum Corp.	310	8,243
Phillips Petroleum Co.	50	2,850
		88,482
TOTAL ENERGY		92,694
FINANCIALS - 21.0%
Banks - 15.5%
Banknorth Group, Inc.	120	2,701
Charter One Financial, Inc.	150	4,785
City National Corp.	100	4,429
Fifth Third Bancorp	100	6,035
First Tennessee National Corp.	150	5,207
First Union Corp.	200	6,988
FleetBoston Financial Corp.	410	16,175
Hibernia Corp. Class A	150	2,670
Mellon Financial Corp.	1,260	57,947
Pacific Century Financial Corp.	210	5,416
PNC Financial Services Group, Inc.	840	55,264
Popular, Inc.	160	5,192
SouthTrust Corp.	220	5,720
Synovus Financial Corp.	170	5,335
Trustmark Corp.	180	3,870
U.S. Bancorp	200	4,558
		192,292
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 3.9%
Charles Schwab Corp.	1,740	$ 26,622
Citigroup, Inc.	100	5,284
Morgan Stanley Dean Witter & Co.	250	16,058
		47,964
Insurance - 0.9%
Allstate Corp.	100	4,399
Conseco, Inc.	480	6,552
		10,951
Real Estate - 0.7%
Equity Office Properties Trust	280	8,856
TOTAL FINANCIALS		260,063
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Serologicals Corp. (a)	120	2,550
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	160	5,726
Guidant Corp. (a)	220	7,920
		13,646
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	50	950
Pharmaceuticals - 1.8%
American Home Products Corp.	150	8,766
Merck & Co., Inc.	100	6,391
Pharmacia Corp.	150	6,893
		22,050
TOTAL HEALTH CARE		39,196
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	430	15,932
Raytheon Co.	50	1,328
		17,260
Air Freight & Couriers - 0.5%
United Parcel Service, Inc. Class B	100	5,780
Airlines - 1.5%
Delta Air Lines, Inc.	310	13,665
Northwest Airlines Corp. (a)	200	4,730
		18,395
Building Products - 1.5%
Masco Corp.	620	15,475
York International Corp.	80	2,802
		18,277
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	210	10,721
Cendant Corp. (a)	380	7,410

	Shares	Value (Note 1)
Ecolab, Inc.	130	$ 5,326
Pitney Bowes, Inc.	230	9,688
		33,145
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	190	5,510
Molex, Inc. Class A (non-vtg.)	50	1,473
		6,983
Industrial Conglomerates - 0.9%
Textron, Inc.	210	11,558
Machinery - 7.2%
Circor International, Inc.	50	903
Deere & Co.	120	4,542
Dover Corp.	130	4,895
Eaton Corp.	120	8,412
Flowserve Corp. (a)	250	7,688
Illinois Tool Works, Inc.	190	12,027
Ingersoll-Rand Co.	110	4,532
Navistar International Corp. (a)	890	25,036
PACCAR, Inc.	150	7,671
Pall Corp.	220	5,177
Parker-Hannifin Corp.	50	2,122
Pentair, Inc.	100	3,380
SPX Corp. (a)	20	2,504
		88,889
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	210	6,336
Norfolk Southern Corp.	320	6,624
Swift Transportation Co., Inc. (a)	200	3,826
Werner Enterprises, Inc.	210	4,612
		21,398
TOTAL INDUSTRIALS		221,685
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	150	2,906
Corning, Inc.	350	5,849
JDS Uniphase Corp. (a)	150	1,977
Motorola, Inc.	310	5,134
Tellabs, Inc. (a)	50	933
		16,799
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	60	2,403
SCI Systems, Inc. (a)	745	18,998
Solectron Corp. (a)	330	6,039
Thermo Electron Corp. (a)	190	4,184
		31,624
Semiconductor Equipment & Products - 3.2%
Altera Corp. (a)	100	2,966
Analog Devices, Inc. (a)	100	4,325
Atmel Corp. (a)	150	1,943
Cypress Semiconductor Corp. (a)	340	8,109
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	125	$ 2,125
National Semiconductor Corp. (a)	375	10,920
Texas Instruments, Inc.	160	5,040
Xilinx, Inc. (a)	100	4,205
		39,633
TOTAL INFORMATION TECHNOLOGY		88,056
MATERIALS - 6.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	120	5,490
Dow Chemical Co.	320	10,640
E.I. du Pont de Nemours and Co.	390	18,814
Praxair, Inc.	130	6,110
Valspar Corp.	50	1,775
		42,829
Construction Materials - 0.4%
Vulcan Materials Co.	100	5,375
Containers & Packaging - 0.2%
Packaging Corp. of America (a)	150	2,330
Metals & Mining - 1.6%
Newmont Mining Corp.	320	5,955
Nucor Corp.	70	3,422
Phelps Dodge Corp.	110	4,565
Quanex Corp.	230	5,957
		19,899
Paper & Forest Products - 1.0%
Boise Cascade Corp.	100	3,517
Wausau-Mosinee Paper Corp.	520	6,703
Westvaco Corp.	100	2,429
		12,649
TOTAL MATERIALS		83,082
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
ALLTEL Corp.	50	3,063
BellSouth Corp.	570	22,954
		26,017
UTILITIES - 4.0%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	13,851
Northeast Utilities	100	2,075
Southern Co.	490	11,393
Wisconsin Energy Corp.	200	4,754
		32,073

	Shares	Value (Note 1)
Gas Utilities - 0.9%
KeySpan Corp.	130	$ 4,742
Sempra Energy	220	6,015
		10,757
Multi-Utilities - 0.2%
Utilicorp United, Inc.	100	3,055
Water Utilities - 0.3%
American Water Works, Inc.	130	4,286
TOTAL UTILITIES		50,171
TOTAL COMMON STOCKS (Cost $1,142,096)		1,134,396
Convertible Preferred Stocks - 0.7%

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Raytheon Co. $4.12 (Cost $8,952)	170	8,266
Cash Equivalents - 10.3%

Fidelity Cash Central Fund, 4.09% (b) (Cost $128,066)	128,066	128,066
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,279,114)		1,270,728
NET OTHER ASSETS - (2.6)%		(32,529)
NET ASSETS - 100%		$ 1,238,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,178,870 and $25,745, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,279,114. Net unrealized depreciation aggregated $8,386, of which $33,380 related to appreciated investment securities and $41,766 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,279,114) - See accompanying schedule		$ 1,270,728
Receivable for fund shares sold		36,135
Dividends receivable		1,096
Interest receivable		90
Receivable from investment adviser for expense reductions		20,374
Total assets		1,328,423
Liabilities
Payable to custodian bank	$ 10,782
Payable for investments purchased	61,552
Distribution fees payable	116
Other payables and accrued expenses	17,774
Total liabilities		90,224
Net Assets		$ 1,238,199
Net Assets consist of:
Paid in capital		$ 1,248,008
Undistributed net investment income		653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,076)
Net unrealized appreciation (depreciation) on investments		(8,386)
Net Assets		$ 1,238,199
Initial Class: Net Asset Value, offering price and redemption price per share ($297,145 ÷ 30,001 shares)		$9.90
Service Class: Net Asset Value, offering price and redemption price per share ($373,630 ÷ 37,729 shares)		$9.90
Service Class 2: Net Asset Value, offering price and redemption price per share ($567,424 ÷ 57,310 shares)		$9.90

Statement of Operations

	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,209
Interest		842
Total income		3,051
Expenses
Management fee	$ 839
Transfer agent fees	111
Distribution fees	191
Accounting fees and expenses	8,409
Custodian fees and expenses	2,884
Audit	10,861
Total expenses before reductions	23,295
Expense reductions	(20,897)	2,398
Net investment income		653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,076)
Change in net unrealized appreciation (depreciation) on investment securities		(8,386)
Net gain (loss)		(10,462)
Net increase (decrease) in net assets resulting from operations		$ (9,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Operations Net investment income	$ 653
Net realized gain (loss)	(2,076)
Change in net unrealized appreciation (depreciation)	(8,386)
Net increase (decrease) in net assets resulting from operations	(9,809)
Share transactions - net increase (decrease)	1,248,008
Total increase (decrease) in net assets	1,238,199
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $653)	$ 1,238,199

Other Information:	Six months ended June 30, 2001 (Unaudited) A
	Shares	Dollars
Share transactions Initial Class Sold	30,001	$ 300,008
Reinvested	-	-
Redeemed	-	-
Net increase (decrease)	30,001	$ 300,008
Service Class Sold	37,731	$ 376,442
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	37,729	$ 376,422
Service Class 2 Sold	57,312	$ 571,598
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	57,310	$ 571,578

A Share transactions are for the period May 9, 2001 (commencement of operations) to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Ratio of expenses to average net assets before expense reductions	15.58% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.48% A, F
Ratio of net investment income to average net assets	.57% A
Portfolio turnover rate	17% A

Financial Highlights - Service Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Ratio of expenses to average net assets before expense reductions	15.68% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.59% A, F
Ratio of net investment income to average net assets	.47% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to June 30, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2001 D
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income G	.00
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Ratio of expenses to average net assets before expense reductions	15.83% A, F
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.74% A, E
Ratio of net investment income to average net assets	.32% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period May 9, 2001 (commencement of operations) to June 30, 2001.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

G Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Each class of the funds calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Money Market Portfolio. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Grade Bond Portfolio. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Balanced and High Income Portfolios. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios - continued

primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Overseas Portfolio. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, except for Value Portfolio, is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. Value Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income.

Money Market Portfolio. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, High Income, Index 500, Investment Grade Bond, Mid Cap, Overseas, and Value Portfolios. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Under (over) distributions of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to cost of securities held and accumulated net undistributed realized gain (loss) based on securities held by the funds on January 1, 2001:

Fund	Cost of Securities/ Accumulated gain (loss)
Asset Manager	$ (6,793,248)
Asset Manager: Growth	$ 283,128
Balanced	$ (26,257)
Equity-Income	$ 137,981
High Income	$ 13,869,788
Investment Grade Bond	$ (627,119)

The effect of this change during the period resulted in an increase or (decrease) in net investment income (loss), net unrealized appreciation/depreciation, and net realized gain (loss) as shown below. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Fund	Net investment income (loss)	Net unrealized appreciation/ depreciation	Net realized gain (loss)
Aggressive Growth	$ 18,210	$ (14,931)	$ (3,279)
High Income	$ 13,587,542	$ (7,074,645)	$ (6,512,897)
Investment Grade Bond	$ (618,280)	$ 539,588	$ 78,692

2. Operating Policies.

Foreign Currency Contracts. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee.

For Money Market Portfolio, from January 1, 2001 to April 30, 2001, as the fund's investment adviser, FMR received a monthly fee that was calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee ("prior contract"). The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate was .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

The income-based fee was added only when the fund's gross yield exceeded 5%. At that time the income-based fee would have equaled 6% of that portion of the fund's gross income that represented a gross yield of more than 5% per year. The maximum income-based component was .24% of average net assets.

On May 1, 2001, a new management fee contract ("present contract") took effect. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present contract or the prior contract for a period of six months beginning on May 1, 2001. Under the present contract the management fee rate is calculated on the basis of the group fee rate plus a total income-based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. The income-based portion of this fee was equal to $416,664, or an annualized rate of .03% of the fund's average net assets.

For Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period for the High Income and Investment Grade Bond Portfolios and .2167% to .5200% for the period for the Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Mid Cap, Overseas and Value Portfolios. The annual individual fund fee rate is .45% for High Income and Overseas Portfolios, .35% for Aggressive Growth Portfolio, .30% for Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Growth, Growth Opportunities, Investment Grade Bond, Mid Cap and Value Portfolios, .25% for Asset Manager Portfolio, .20% for Equity-Income and Growth & Income Portfolios, and .15% for Balanced Portfolio. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, each fund's management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Aggressive Growth	.63%
Asset Manager	.53%
Asset Manager: Growth	.58%
Balanced	.43%
Contrafund	.58%
Dynamic Capital Appreciation	.58%
Equity-Income	.48%
Growth	.58%
Growth & Income	.48%
Growth Opportunities	.58%
High Income	.58%
Index 500.24%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.19%
Overseas	.73%
Value	.57%

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds except Money Market and Investment Grade Bond Portfolios. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds' assets that are managed by FMRC.

FMR, on behalf of Overseas Portfolio, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

FMR and Index 500 Portfolio have also entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel currently employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $123,874.

As Money Market and Investment Grade Bond Portfolios' investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

Aggressive Growth
Service Class	$ 379
Service Class 2	2,412
$ 2,791
Asset Manager
Service Class	$ 15,200
Service Class 2	7,667
$ 22,867
Asset Manager: Growth
Service Class	$ 5,794
Service Class 2	5,107
$ 10,901

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Balanced
Service Class	$ 13,402
Service Class 2	9,526
$ 22,928
Contrafund
Service Class	$ 591,618
Service Class 2	126,395
$ 718,013
Dynamic Capital Appreciation
Service Class	$ 415
Service Class 2	2,669
$ 3,084
Equity-Income
Service Class	$ 341,695
Service Class 2	92,560
$ 434,255
Growth
Service Class	$ 883,759
Service Class 2	105,785
$ 989,544
Growth & Income
Service Class	$ 113,188
Service Class 2	23,842
$ 137,030
Growth Opportunities
Service Class	$ 158,653
Service Class 2	40,250
$ 198,903
High Income
Service Class	$ 127,380
Service Class 2	10,014
$ 137,394
Index 500
Service Class	$ 75
Service Class 2	9,474
$ 9,549
Investment Grade Bond
Service Class	$ 54
Service Class 2	2,837
$ 2,891
Mid Cap
Service Class	$ 142,226
Service Class 2	120,908
$ 263,134
Money Market
Service Class	$ 41
Service Class 2	2,455
$ 2,496
Overseas
Service Class	$ 138,038
Service Class 2	20,717
$ 158,755
Value
Service Class	$ 44
Service Class 2	147
$ 191

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Aggressive Growth
Initial Class	$ 209
Service Class	291
Service Class 2	782
$ 1,282
Asset Manager
Initial Class	$ 1,282,256
Service Class	10,363
Service Class 2	2,241
$ 1,294,860
Asset Manager: Growth
Initial Class	$ 147,243
Service Class	4,017
Service Class 2	1,544
$ 152,804
Balanced
Initial Class	$ 84,007
Service Class	8,937
Service Class 2	2,862
$ 95,806
Contrafund
Initial Class	$ 2,499,038
Service Class	390,645
Service Class 2	35,694
$ 2,925,377
Dynamic Capital Appreciation
Initial Class	$ 83
Service Class	335
Service Class 2	806
$ 1,224
Equity-Income
Initial Class	$ 3,244,128
Service Class	227,602
Service Class 2	27,445
$ 3,499,175

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Growth
Initial Class	$ 4,523,970
Service Class	580,899
Service Class 2	29,925
$ 5,134,794
Growth & Income
Initial Class	$ 313,541
Service Class	75,436
Service Class 2	6,552
$ 395,529
Growth Opportunities
Initial Class	$ 270,021
Service Class	104,054
Service Class 2	12,156
$ 386,231
High Income
Initial Class	$ 489,638
Service Class	85,855
Service Class 2	3,532
$ 579,025
Index 500
Initial Class	$ 1,264,947
Service Class	305
Service Class 2	3,317
$ 1,268,569
Investment Grade Bond
Initial Class	$ 304,526
Service Class	36
Service Class 2	1,496
$ 306,058
Mid Cap
Initial Class	$ 186,767
Service Class	94,567
Service Class 2	33,490
$ 314,824
Money Market
Initial Class	$ 816,589
Service Class	34
Service Class 2	1,556
$ 818,179
Overseas
Initial Class	$ 677,203
Service Class	91,800
Service Class 2	6,119
$ 775,122
Value
Initial Class	$ 32
Service Class	33
Service Class 2	46
$ 111

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in one or more open-end money market funds managed by FIMM. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for Asset Manager and Asset Manager: Growth Portfolios' strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, Money Market Portfolio, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar basis, which are amortized over one year.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR, or in the case of Index 500 Portfolio, Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Aggressive Growth
Initial Class	1.50%	$ 5,984
Service Class	1.60%	8,136
Service Class 2	1.75%	20,961
		$ 35,081
Dynamic Capital Appreciation
Initial Class	1.50%	$ 3,431
Service Class	1.60%	11,508
Service Class 2	1.75%	29,626
		$ 44,565
Index 500
Initial Class	.28%	$ 1,087,061
Service Class	.38%	298
Service Class 2.53%		2,974
		$ 1,090,333
Value
Initial Class	1.50%	$ 6,103
Service Class	1.60%	6,312
Service Class 2	1.75%	8,462
		$ 20,877

Certain security trades were directed to brokers who paid a portion of certain funds' expenses. In addition through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce the funds' expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Aggressive Growth	$ 841	$ 95
Asset Manager	48,537	8,373
Asset Manager: Growth	827	1,644
Balanced	23,314	20
Contrafund	2,445,911	10,188
Dynamic Capital Appreciation	1,164	67
Equity-Income	756,837	682
Growth	3,112,854	1,356
Growth & Income	116,328	380
Growth Opportunities	206,105	-
High Income	41,643	5,946
Index 500	-	23,773
Investment Grade Bond	-	3,277
Mid Cap	273,940	4,714
Overseas	661,848	39
Value	-	20

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
	FILI	Unaffiliated Insurance Companies
Fund	% of Ownership	# of	% Ownership
Aggressive Growth	81%	1	19%
Asset Manager	20%	1	20%
Asset Manager: Growth	63%	-	-
Balanced	41%	1	45%
Contrafund	18%	2	32%
Dynamic Capital Appreciation	16%	1	77%
Equity-Income	13%	1	28%
Growth	13%	1	27%
Growth & Income	34%	4	54%
Growth Opportunities	14%	1	61%
High Income	12%	2	60%
Index 500	29%	-	-
Investment Grade Bond	47%	-	-
Mid Cap	52%	1	21%
Money Market	61%	-	-
Overseas	12%	1	33%
Value	80%	1	20%

10. Transactions with Affiliated Companies.

An affiliated company is a company which a fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,497,318,391.00	93.981
Against	77,361.216.10	0.970
Abstain	402,778,316.67	5.049
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	12,316,328,775.38	93.637
Against	169,867,253.30	1.291
Abstain	667,144,656.23	5.072
TOTAL	13,153,340,684.91	100.000
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,680,073,979.22	94.189
Against	16,137,221.51	0.904
Abstain	87,524,110.83	4.907
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,755,221,728.54	92.794
Against	47,789,969.62	2.527
Abstain	88,510,226.64	4.679
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,815,569,546.71	94.215
Against	25,464,262.95	1.321
Abstain	86,021,534.20	4.464
TOTAL	1,927,055,343.86	100.000
PROPOSAL 5
To approve an amended management contract for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,590,382,646.57	84.080
Against	199,914,788.57	10.569
Abstain	101,224,489.66	5.351
TOTAL	1,891,521,924.80	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,639,349,558.52	91.905
Against	37,872,449.53	2.124
Abstain	106,513,303.51	5.971
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,775,689,405.28	92.145
Against	44,179,285.29	2.293
Abstain	107,186,653.29	5.562
TOTAL	1,927,055,343.86	100.000
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,633,310,950.92	91.567
Against	40,844,607.29	2.290
Abstain	109,579,753.35	6.143
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,774,000,083.53	92.058
Against	45,297,103.43	2.350
Abstain	107,758,156.90	5.592
TOTAL	1,927,055,343.86	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,774,591,133.57	92.088
Against	44,316,720.04	2.300
Abstain	108,147,490.25	5.612
TOTAL	1,927,055,343.86	100.000
PROPOSAL 9

To approve an amended sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity International Investment Advisors U.K. Limited (FIIA(U.K.)L) for Overseas Portfolio.

	# of Votes Cast	% of Votes Cast
Affirmative	1,771,807,754.08	91.944
Against	44,657,180.60	2.317
Abstain	110,590,409.18	5.739
TOTAL	1,927,055,343.86	100.000
PROPOSAL 10
To approve a new sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity Investments Japan Limited (FIJ) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,770,295,043.97	91.865
Against	45,881,834.47	2.381
Abstain	110,878,465.42	5.754
TOTAL	1,927,055,343.86	100.000
PROPOSAL 11
To eliminate a fundamental policy of High Income Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,611,599,844.60	90.350
Against	54,953,711.11	3.081
Abstain	117,181,755.85	6.569
TOTAL	1,783,735,311.56	100.000
PROPOSAL 12
To eliminate a fundamental investment policy of Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,726,857,388.38	89.611
Against	83,196,273.38	4.317
Abstain	117,001,682.10	6.072
TOTAL	1,927,055,343.86	100.000
PROPOSAL 13
To amend each fund's fundamental investment limitation concerning underwriting.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,219,642,201.23	90.501
Against	224,780,987.56	2.817
Abstain	533,034,734.98	6.682
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	11,858,503,060.05	90.156
Against	395,382,780.56	3.006
Abstain	899,454,844.30	6.838
TOTAL	13,153,340,684.91	100.000
High Income
Affirmative	1,623,823,177.31	91.035
Against	45,798,458.68	2.568
Abstain	114,113,675.57	6.397
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,657,386,964.61	87.622
Against	102,466,078.06	5.417
Abstain	131,668,882.13	6.961
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,759,986,437.38	91.330
Against	51,725,023.93	2.685
Abstain	115,343,882.55	5.985
TOTAL	1,927,055,343.86	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund II shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,308,823,743.47	92.057
Against	258,325,621.27	1.662
Abstain	976,343,698.91	6.281
TOTAL	15,543,493,063.65	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,121,087,660.81	90.849
Against	418,368,837.43	2.691
Abstain	1,004,036,565.41	6.460
TOTAL	15,543,493,063.65	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,154,409,605.27	97.497
Withheld	389,083,458.38	2.503
TOTAL	15,543,493,063.65	100.000
Ralph F. Cox
Affirmative	15,129,005,401.07	97.333
Withheld	414,487,662.58	2.667
TOTAL	15,543,493,063.65	100.000
Phyllis Burke Davis
Affirmative	15,129,404,134.81	97.336
Withheld	414,088,928.84	2.664
TOTAL	15,543,493,063.65	100.000
Robert M. Gates
Affirmative	15,147,044,856.90	97.449
Withheld	396,448,206.75	2.551
TOTAL	15,543,493,063.65	100.000
Abigail P. Johnson
Affirmative	15,114,183,093.39	97.238
Withheld	429,309,970.26	2.762
TOTAL	15,543,493,063.65	100.000
Edward C. Johnson 3d
Affirmative	15,120,517,923.39	97.279
Withheld	422,975,140.26	2.721
TOTAL	15,543,493,063.65	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	15,146,564,785.62	97.446
Withheld	396,928,278.03	2.554
TOTAL	15,543,493,063.65	100.000
Marie L. Knowles
Affirmative	15,155,243,168.95	97.502
Withheld	388,249,894.70	2.498
TOTAL	15,543,493,063.65	100.000
Ned C. Lautenbach
Affirmative	15,158,046,761.05	97.520
Withheld	385,446,302.60	2.480
TOTAL	15,543,493,063.65	100.000
Peter S. Lynch
Affirmative	15,158,407,202.15	97.523
Withheld	385,085,861.50	2.477
TOTAL	15,543,493,063.65	100.000
William O. McCoy
Affirmative	15,148,976,308.20	97.462
Withheld	394,516,755.45	2.538
TOTAL	15,543,493,063.65	100.000
Marvin L. Mann
Affirmative	15,142,548,326.72	97.420
Withheld	400,944,736.93	2.580
TOTAL	15,543,493,063.65	100.000
Robert C. Pozen
Affirmative	15,153,117,320.84	97.488
Withheld	390,375,742.81	2.512
TOTAL	15,543,493,063.65	100.000
William S. Stavropoulos
Affirmative	15,130,986,737.33	97.346
Withheld	412,506,326.32	2.654
TOTAL	15,543,493,063.65	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	3,060,681,053.44	94.072
Against	35,328,863.78	1.086
Abstain	157,538,872.95	4.842
TOTAL	3,253,548,790.17	100.000
Asset Manager: Growth
Affirmative	440,641,516.41	93.601
Against	5,392,115.32	1.145
Abstain	24,732,891.40	5.254
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	7,114,852.833.17	93.516
Against	92,412,542.24	1.215
Abstain	400,889,201.69	5.269
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	504,082,312.84	93.996
Against	4,125,071.29	0.770
Abstain	28,070,448.39	5.234
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,417,545,931.25	93.001
Against	43,666,408.24	1.188
Abstain	213,533,001.24	5.811
TOTAL	3,674,745,340.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	430,988,304.92	91.550
Against	10,388,837.55	2.207
Abstain	29,389,380.66	6.243
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,926,624.148.24	91.042
Against	180,196,437.21	2.369
Abstain	501,333,991.65	6.589
TOTAL	7,608,154,577.10	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	428,853,207.43	91.097
Against	11,313,645.79	2.403
Abstain	30,599,669.91	6.500
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,909,145,220.22	90.812
Against	186,008,241.69	2.445
Abstain	513,001,115.19	6.743
TOTAL	7,608,154,577.10	100.000
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning underwriting.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	2,968,079,117.59	91.226
Against	81,455,848.31	2.503
Abstain	204,013,824.27	6.271
TOTAL	3,253,548.790.17	100.000
Asset Manager: Growth
Affirmative	426,919,824.45	90.686
Against	11,428,106.44	2.428
Abstain	32,418,592.24	6.886
TOTAL	470,766,523.13	100.000
Contrafund
Affirmative	6,861,366,604.00	90.184
Against	218,857,539.69	2.877
Abstain	527,930,433.41	6.939
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	492,389,785.10	91.816
Against	8,802,410.80	1.642
Abstain	35,085,636.62	6.542
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,311,716,844.12	90.121
Against	94,272,996.09	2.565
Abstain	268,755,500.52	7.314
TOTAL	3,674,745,340.73	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Equity-Income, Growth, Growth & Income, Growth
Opportunities, High Income, Index 500, Mid Cap, Overseas,
and Value Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager, Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity Management & Research (Far East) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity International Investment Advisors Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President - Index 500 and
Overseas Portfolios

Dwight D. Churchill, Vice President - Investment Grade Bond
and Money Market Portfolios

Boyce I. Greer, Vice President - Money Market Portfolio

Bart A. Grenier, Vice President - Asset Manager,
Asset Manager: Growth, Balanced, Equity-Income,
and Growth & Income Portfolios

Stanley N. Griffith, Assistant Vice President -
Investment Grade Bond, and Money Market Portfolios

Robert A. Lawrence, Vice President - High Income Portfolio

David L. Murphy, Vice President - Investment Grade Bond Portfolio

Richard A. Spillane, Jr., Vice President - Aggressive Growth,
Contrafund, Dynamic Capital Appreciation, Growth, Growth
Opportunities, Mid Cap, and Value Portfolios

John Avery, Vice President - Balanced Portfolio

Barry J. Coffman, Vice President - High Income Portfolio

William Danoff, Vice President - Contrafund Portfolio

Bettina Doulton, Vice President - Growth Opportunities Portfolio

Robert Duby, Vice President - Money Market Portfolio

Stephen M. DuFour, Vice President - Value Portfolio

Kevin E. Grant, Vice President - Balanced and Investment
Grade Bond Portfolios

Richard R. Mace, Jr., Vice President - Overseas Portfolio

Charles S. Morrison II, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Mark J. Notkin, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Stephen R. Petersen, Vice President - Equity-Income Portfolio

Louis Salemy, Vice President - Growth & Income Portfolio

J. Fergus Shiel, Vice President - Dynamic Capital
Appreciation Portfolio

Steven J. Snider, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

John J. Todd, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Jennifer Uhrig, Vice President - Growth Portfolio

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos * - funds of Variable Insurance
Products Fund and Variable Insurance Products Fund II

Advisory Board

Robert C. Pozen

William S. Stavropoulos - funds of Variable Insurance
Products Fund III

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income, Investment Grade Bond, and Money Market Portfolios

The Chase Manhattan Bank, New York, NY Aggressive Growth,
Asset Manager, Asset Manager: Growth, Balanced,
Equity-Income, Growth & Income, and Overseas Portfolios
Brown Brothers Harriman & Co., Boston, MA Contrafund,
Growth, Growth Opportunities, and Mid Cap Portfolios

Bankers Trust, New York, NY Index 500 Portfolio

State Street Bank & Trust Co., Quincy, MA
Dynamic Capital Appreciation and Value Portfolios

* Independent trustees

VIPIC-SANN-0801 141834
1.705983.103

Fidelity® Variable Insurance Products
Service Class

Aggressive Growth Portfolio

Asset Manager SM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	4	A review of what happened in world markets during the past six months.
Aggressive Growth Portfolio	5	Performance and Investment Summary
	6	Fund Talk: The Managers' Overview
	7	Investments
	12	Financial Statements
Asset Manager Portfolio	16	Performance and Investment Summary
	17	Fund Talk: The Managers' Overview
	18	Investments
	34	Financial Statements
Asset Manager: Growth Portfolio	38	Performance and Investment Summary
	39	Fund Talk: The Managers' Overview
	40	Investments
	55	Financial Statements
Balanced Portfolio	59	Performance and Investment Summary
	60	Fund Talk: The Managers' Overview
	61	Investments
	72	Financial Statements
Contrafund Portfolio	76	Performance and Investment Summary
	77	Fund Talk: The Managers' Overview
	78	Investments
	85	Financial Statements
Dynamic Capital Appreciation Portfolio	89	Performance and Investment Summary
	90	Fund Talk: The Managers' Overview
	91	Investments
	94	Financial Statements
Equity-Income Portfolio	98	Performance and Investment Summary
	99	Fund Talk: The Managers' Overview
	100	Investments
	108	Financial Statements
Growth Portfolio	112	Performance and Investment Summary
	113	Fund Talk: The Managers' Overview
	114	Investments
	118	Financial Statements
Growth & Income Portfolio	122	Performance and Investment Summary
	123	Fund Talk: The Managers' Overview
	124	Investments
	127	Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Growth Opportunities Portfolio	131	Performance and Investment Summary
	132	Fund Talk: The Managers' Overview
	133	Investments
	137	Financial Statements
High Income Portfolio	141	Performance and Investment Summary
	142	Fund Talk: The Managers' Overview
	143	Investments
	152	Financial Statements
Index 500 Portfolio	156	Performance and Investment Summary
	157	Fund Talk: The Managers' Overview
	158	Investments
	165	Financial Statements
Investment Grade Bond Portfolio	169	Performance and Investment Summary
	170	Fund Talk: The Managers' Overview
	171	Investments
	178	Financial Statements
Mid Cap Portfolio	182	Performance and Investment Summary
	183	Fund Talk: The Managers' Overview
	184	Investments
	190	Financial Statements
Money Market Portfolio	194	Performance
	195	Fund Talk: The Managers' Overview
	196	Investments
	200	Financial Statements
Overseas Portfolio	204	Performance and Investment Summary
	205	Fund Talk: The Managers' Overview
	206	Investments
	209	Financial Statements
Value Portfolio	213	Performance and Investment Summary
	214	Fund Talk: The Manager's Overview
	215	Investments
	218	Financial Statements
Notes to Financial Statements	222	Notes to the Financial Statements
Proxy Voting Results	231

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class shares will appear once the fund is a year old.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Aggressive Growth Portfolio - Service Class on December 27, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $9,439 - a 5.61% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,695 - a 13.05% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Cabletron Systems, Inc.	2.3
Allergan, Inc.	1.7
Networks Associates, Inc.	1.5
Metro One Telecommunications, Inc.	1.4
IDEC Pharmaceuticals Corp.	1.3
8.2
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	45.4
Health Care	19.1
Consumer Discretionary	8.9
Energy	4.5
Financials	3.5

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	70.8%
Bonds	19.4%
Short-Term Investments and Net Other Assets	9.8%

* Foreign investments 3.9%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

Note to shareholders: Rajiv Kaul (right) became Portfolio Manager of Aggressive Growth Portfolio on June 13, 2001. The following is an interview with Beso Sikharulidze (left), the fund's former Portfolio Manager, with additional comments from Rajiv Kaul.

Q. How did the fund perform, Beso?

B.S. For the six months that ended June 30, 2001, the fund outperformed both the Russell Midcap® Growth Index and the variable annuity mid-cap funds average tracked by Lipper Inc., which produced returns of -12.96% and -6.84%, respectively. From its inception on December 27, 2000, through June 30, 2001, the fund topped the Russell Midcap Growth Index, which returned -13.05%. Lipper does not calculate a life of fund comparison.

Q. To what do you attribute the fund's success relative to its benchmarks during the past six months?

B.S. Focusing solely on the highest-quality securities from the areas of the market with the highest growth potential was critical to our success. A good portion of our relative advantage came from the technology sector, which had a particularly difficult period overall, falling more than 22%. Despite investing about half of the fund's net assets on average in tech, a considerable overweighting relative to the Russell index, our holdings still outperformed by healthy margins. We further benefited from generally owning the right names within health care, along with two strong picks in consumer discretionary - namely amusement park operator Six Flags and broadcasting company Radio One. Finally, I added further exposure to convertible securities at the expense of pure equities, as more attractive situations emerged among convertibles as a result of the market's downturn. Prudently employing this asset class boosted the fund's total return potential by offering participation in equities on the upside, as well as downside protection in the form of a lofty bond yield cushion. This strategy paid off versus our peers, which tended to have very little, if any, exposure to convertible securities.

Q. What else can you tell us about your tech strategy and how it influenced performance?

B.S. Tech firms hit the wall early in the period as demand dried up and fundamentals deteriorated. As such, I continued to spend a lot of time scrutinizing the fund's holdings in order to upgrade the quality of the portfolio. I decreased the fund's overall tech weighting, while focusing my efforts on owning the perceived leaders in next-generation technology - firms that should have more cushion in down markets because they can still gain market share. Given a broad curtailment in business investment, it was necessary to hone in on tech providers that were bucking the downturn by providing the tools that - despite cuts in capital spending - companies had to buy. Getting businesses up and running on the Internet was critical to corporate customers, as was cost-cutting through improvements in both supply-chain and customer-relationship management. I turned to smaller-cap software providers such as Micromuse and Network Associates, which helped us during the period. Given the growing concerns about overcapacity, I shed most of our optical equipment and networking component manufacturers that performed poorly. Unfortunately, I was a little late in doing so with some of them. The stocks I held onto in this area had new, exciting technologies that were in demand. Sonus Networks and ONI Systems held up well, while Ciena got caught in the downdraft despite sound fundamentals. Critical Path was another notable detractor from performance.

Q. How about some of your moves within health care?

B.S. I continued to emphasize biotechnology companies that I felt housed the most attractive growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within the biotech industry remained generally constant. My experience following the health sector provided me with some great insights into finding quality biotech stocks with strong product pipelines. I uncovered several winners in this space, most notably Titan Pharmaceuticals and CuraGen.

Q. Turning to you Rajiv, what's your outlook?

R.K. I feel pretty good about the fund's positioning right now, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by the Federal Reserve Board's aggressive attempts to stimulate growth in the economy. The markets historically have performed well when the Fed is easing interest rates. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: December 27, 2000

Size: as of June 30, 2001, more than
$6 million

Manager: Rajiv Kaul, since June 2001; joined Fidelity in 1996

3

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.5%
Harley-Davidson, Inc.	730	$ 34,368
Hotels, Restaurants & Leisure - 0.8%
International Game Technology (a)	640	40,160
Mandalay Resort Group (a)	350	9,590
Six Flags, Inc. (a)	231	4,860
		54,610
Leisure Equipment & Products - 0.7%
Midway Games, Inc. (a)	2,500	46,250
Media - 2.5%
AOL Time Warner, Inc. (a)	110	5,830
Gemstar-TV Guide International, Inc. (a)	1,570	65,956
Macrovision Corp. (a)	200	13,616
Radio One, Inc. Class D (non-vtg.) (a)	3,180	68,529
Salem Communications Corp. Class A (a)	300	6,279
Univision Communications, Inc. Class A (a)	100	4,278
		164,488
Multiline Retail - 0.5%
BJ's Wholesale Club, Inc. (a)	400	21,304
JCPenney Co., Inc.	500	13,180
		34,484
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A (a)	1,060	47,170
Pacific Sunwear of California, Inc. (a)	1,400	31,668
		78,838
TOTAL CONSUMER DISCRETIONARY		413,038
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 1.0%
CVS Corp.	10	386
Duane Reade, Inc. (a)	1,000	32,500
Rite Aid Corp. (a)	4,040	36,360
		69,246
Personal Products - 0.6%
Avon Products, Inc.	110	5,091
Estee Lauder Companies, Inc. Class A	820	35,342
		40,433
TOTAL CONSUMER STAPLES		109,679
ENERGY - 4.5%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	2,600	87,100
BJ Services Co. (a)	260	7,379
Cooper Cameron Corp. (a)	560	31,248
Global Industries Ltd. (a)	90	1,181
Halliburton Co.	770	27,412
Hanover Compressor Co. (a)	30	993
Input/Output, Inc. (a)	440	5,588

	Shares	Value (Note 1)
Pride International, Inc. (a)	310	$ 5,890
Smith International, Inc. (a)	810	48,519
Varco International, Inc. (a)	50	931
Weatherford International, Inc. (a)	1,770	84,960
		301,201
FINANCIALS - 3.5%
Banks - 0.5%
Synovus Financial Corp.	1,140	35,773
Diversified Financials - 3.0%
Alliance Data Systems Corp.	2,300	34,500
Capital One Financial Corp.	630	37,800
E*TRADE Group, Inc. (a)	2,350	15,158
Household International, Inc.	650	43,355
Providian Financial Corp.	1,210	71,632
		202,445
TOTAL FINANCIALS		238,218
HEALTH CARE - 14.1%
Biotechnology - 6.0%
Alkermes, Inc. (a)	1,510	52,744
Applera Corp. - Celera Genomics Group (a)	670	26,572
BioMarin Pharmaceutical, Inc. (a)	760	9,994
Corvas International, Inc. (a)	2,480	29,338
CuraGen Corp. (a)	510	18,743
Human Genome Sciences, Inc. (a)	180	10,742
IDEC Pharmaceuticals Corp. (a)	1,380	89,438
Invitrogen Corp. (a)	520	36,400
Medarex, Inc. (a)	310	7,294
Medimmune, Inc. (a)	1,000	47,420
Millennium Pharmaceuticals, Inc. (a)	200	6,780
Protein Design Labs, Inc. (a)	100	8,410
Serologicals Corp. (a)	100	2,125
Titan Pharmaceuticals, Inc. (a)	1,860	55,819
		401,819
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc.	3,680	29,477
DENTSPLY International, Inc.	830	36,894
Guidant Corp. (a)	450	16,200
St. Jude Medical, Inc. (a)	20	1,200
Steris Corp. (a)	1,970	39,499
Stryker Corp.	20	1,097
		124,367
Health Care Providers & Services - 2.1%
AdvancePCS (a)	690	43,884
Andrx Group (a)	800	60,696
Priority Healthcare Corp. Class B (a)	350	9,902
Quest Diagnostics, Inc. (a)	20	1,497
Unilab Corp.	100	2,545
Urocor, Inc. (a)	1,280	19,878
		138,402
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 4.2%
Allergan, Inc.	1,340	$ 114,570
Bone Care International, Inc. (a)	770	20,382
Forest Laboratories, Inc. (a)	1,000	71,000
ImClone Systems, Inc. (a)	660	33,660
IVAX Corp. (a)	1,162	45,318
		284,930
TOTAL HEALTH CARE		949,518
INDUSTRIALS - 3.2%
Commercial Services & Supplies - 3.1%
Cendant Corp. (a)	1,960	38,220
Concord EFS, Inc. (a)	620	34,435
Ecolab, Inc.	800	32,776
Learning Tree International, Inc. (a)	1,350	30,956
ProsoftTraining.com (a)	6,800	8,364
Robert Half International, Inc. (a)	1,100	27,379
The BISYS Group, Inc. (a)	580	34,742
		206,872
Road & Rail - 0.1%
Landstar System, Inc. (a)	100	6,810
TOTAL INDUSTRIALS		213,682
INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 7.5%
Avocent Corp. (a)	100	2,243
Brocade Communications System, Inc. (a)	930	40,334
Cabletron Systems, Inc. (a)	6,800	155,369
CIENA Corp. (a)	1,850	70,430
Comverse Technology, Inc. (a)	820	47,240
Emulex Corp. (a)	500	19,500
Finisar Corp. (a)	1,940	36,103
ONI Systems Corp.	250	6,725
QUALCOMM, Inc. (a)	460	26,197
SBA Communications Corp. Class A (a)	1,540	35,851
Sonus Networks, Inc. (a)	1,360	30,831
Tekelec (a)	130	3,457
Tellium, Inc.	1,600	27,232
		501,512
Computers & Peripherals - 0.8%
Lexmark International, Inc. Class A (a)	800	53,800
Electronic Equipment & Instruments - 2.4%
Millipore Corp.	600	37,188
Orbotech Ltd.	990	35,690
PerkinElmer, Inc.	920	25,328
SCI Systems, Inc. (a)	500	12,750
Symbol Technologies, Inc.	1,020	22,644
Waters Corp. (a)	1,095	30,233
		163,833

	Shares	Value (Note 1)
Internet Software & Services - 3.7%
ActivCard SA sponsored ADR (a)	90	$ 805
Braun Consulting, Inc. (a)	400	3,200
Check Point Software Technologies Ltd. (a)	700	35,469
Docent, Inc.	4,000	29,400
Homestore.com, Inc. (a)	1,480	51,326
InterCept Group, Inc. (a)	1,120	41,048
IntraNet Solutions, Inc. (a)	890	32,574
Netegrity, Inc. (a)	270	8,627
Openwave Systems, Inc.	1,320	42,874
webMethods, Inc. (a)	320	6,707
		252,030
IT Consulting & Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	420	30,202
SunGard Data Systems, Inc. (a)	1,160	34,812
		65,014
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	100	4,919
Semiconductor Equipment & Products - 5.7%
ASML Holding NV (NY Shares) (a)	1,300	29,315
Axcelis Technologies, Inc.	2,000	29,940
FEI Co. (a)	200	7,826
Integrated Circuit Systems, Inc. (a)	600	11,460
Integrated Device Technology, Inc. (a)	800	24,064
Intersil Corp. Class A (a)	240	8,208
KLA-Tencor Corp. (a)	1,000	58,700
LAM Research Corp. (a)	300	9,015
Marvell Technology Group Ltd.	1,080	29,160
QLogic Corp. (a)	810	52,172
STMicroelectronics NV (NY Shares)	900	30,600
Teradyne, Inc. (a)	150	4,965
TTM Technologies, Inc.	1,600	12,960
Varian Semiconductor Equipment Associates, Inc. (a)	800	32,480
Virage Logic Corp.	2,700	39,663
		380,528
Software - 12.2%
Advent Software, Inc. (a)	710	46,150
Amdocs Ltd. (a)	570	30,695
BEA Systems, Inc. (a)	1,880	62,454
BMC Software, Inc. (a)	1,000	22,540
Cadence Design Systems, Inc. (a)	200	3,726
Citrix Systems, Inc. (a)	1,700	58,905
Computer Associates International, Inc.	40	1,440
Compuware Corp. (a)	2,760	37,702
Dendrite International, Inc. (a)	1,540	17,402
E.piphany, Inc. (a)	600	6,090
Electronic Arts, Inc. (a)	500	28,745
Inet Technologies, Inc. (a)	140	1,163
Informatica Corp. (a)	1,700	29,257
Infovista SA sponsored ADR (a)	2,000	10,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Legato Systems, Inc. (a)	720	$ 11,441
Mercury Interactive Corp. (a)	480	29,573
Micromuse, Inc. (a)	1,450	40,600
Microsoft Corp. (a)	60	4,321
NetIQ Corp. (a)	300	9,330
Networks Associates, Inc. (a)	8,140	100,773
Numerical Technologies, Inc. (a)	830	16,484
NVIDIA Corp. (a)	400	36,828
PeopleSoft, Inc. (a)	700	33,810
Peregrine Systems, Inc. (a)	1,250	38,263
Phoenix Technologies Ltd. (a)	100	1,400
Precise Software Solutions Ltd.	1,250	38,200
Symantec Corp. (a)	520	22,391
Take-Two Interactive Software, Inc. (a)	500	9,295
TIBCO Software, Inc. (a)	2,200	30,382
Vastera, Inc.	400	5,640
VERITAS Software Corp. (a)	520	35,318
		820,818
TOTAL INFORMATION TECHNOLOGY		2,242,454
MATERIALS - 0.4%
Containers & Packaging - 0.3%
Peak International Ltd. (a)	3,440	22,016
Metals & Mining - 0.1%
Newmont Mining Corp.	380	7,072
TOTAL MATERIALS		29,088
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Metro One Telecommunications, Inc. (a)	1,460	94,725
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	240	10,332
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	320	14,880
Enron Corp.	270	13,230
		28,110
TOTAL UTILITIES		38,442
TOTAL COMMON STOCKS (Cost $4,279,837)		4,630,045
Convertible Preferred Stocks - 1.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Entercom Communication Capital Trust $3.125 TIDES	200	$ 13,150
Pegasus Communications Corp. $6.50	900	38,700
Radio One, Inc. $65.00	60	77,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,650)		128,950
Convertible Bonds - 19.4%
Moody's Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.8%
Media - 0.4%
Getty Images, Inc. 5% 3/15/07	B2	$ 35,000	27,344
Specialty Retail - 0.4%
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	40,000	28,250
TOTAL CONSUMER DISCRETIONARY			55,594
HEALTH CARE - 5.0%
Biotechnology - 5.0%
Alkermes, Inc. 3.75% 2/15/07	-	40,000	29,750
Aviron 5.25% 2/1/08	-	30,000	33,488
CuraGen Corp.:
6% 2/2/07 (c)	CCC	7,000	6,007
6% 2/2/07	CCC	121,000	103,833
CV Therapeutics, Inc. 4.75% 3/7/07	-	30,000	31,735
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	105,000	85,575
Sepracor, Inc. 5% 2/15/07	-	67,000	45,058
			335,446
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 4.2%
CIENA Corp. 3.75% 2/1/08	Ba3	7,000	5,176
CommScope, Inc. 4% 12/15/06	Baa3	40,000	34,519
Natural MicroSystems Corp. 5% 10/15/05	CCC+	3,000	1,596
ONI Systems Corp. 5% 10/15/05	CCC	197,000	149,474
Redback Networks, Inc. 5% 4/1/07	CCC	62,000	37,123
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	40,000	25,400
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	80,000	31,850
			285,138
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Sanmina Corp. 0% 9/12/20	Ba3	$ 87,000	$ 31,211
Semiconductor Equipment & Products - 5.2%
Amkor Technology, Inc. 5% 3/15/07	B2	28,000	21,842
Atmel Corp. 0% 5/23/21 (c)	-	80,000	30,900
Cymer, Inc. 7.25% 8/6/04	-	23,000	22,339
General Semiconductor, Inc. 5.75% 12/15/06	B2	35,000	31,894
International Rectifier Corp. 4.25% 7/15/07	B2	30,000	23,250
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	30,000	28,688
S3, Inc. 5.75% 10/1/03	-	40,000	26,000
Semtech Corp. 4.5% 2/1/07	CCC+	40,000	39,500
Vitesse Semiconductor Corp. 4% 3/15/05	B2	153,000	123,165
			347,578
Software - 2.1%
Arbor Software Corp. 4.5% 3/15/05	-	40,000	32,300
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	67,000	76,045
Rational Software Corp. 5% 2/1/07	-	30,000	31,465
			139,810
TOTAL INFORMATION TECHNOLOGY			803,737
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. 6% 3/22/05	CCC	128,000	75,776
Nextel Communications, Inc. 5.25% 1/15/10	B1	50,000	30,500
			106,276
TOTAL CONVERTIBLE BONDS (Cost $1,288,467)			1,301,053
Cash Equivalents - 10.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 41,014	$ 41,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	639,180	639,180
TOTAL CASH EQUIVALENTS (Cost $680,180)		680,180
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,369,134)		6,740,228
NET OTHER ASSETS - (0.3)%		(17,288)
NET ASSETS - 100%		$ 6,722,940
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $112,952 or 1.7% of net assets.

(d) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.0%
Ba	1.0%	BB	0.9%
B	4.6%	B	5.2%
Caa	0.0%	CCC	7.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $10,666,026 and $5,990,617, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $123 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $6,431,782. Net unrealized appreciation aggregated $308,446, of which $675,223 related to appreciated investment securities and $366,777 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $3,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,000) (cost $6,369,134) - See accompanying schedule		$ 6,740,228
Cash		418
Receivable for investments sold		117,053
Receivable for fund shares sold		880
Dividends receivable		714
Interest receivable		24,672
Receivable from investment adviser for expense reductions		781
Total assets		6,884,746
Liabilities
Payable for investments purchased	$ 133,836
Payable for fund shares redeemed	1,362
Distribution fees payable	955
Other payables and accrued expenses	25,653
Total liabilities		161,806
Net Assets		$ 6,722,940
Net Assets consist of:
Paid in capital		$ 6,284,485
Undistributed net investment income		22,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,655
Net unrealized appreciation (depreciation) on investments		371,094
Net Assets		$ 6,722,940
Initial Class: Net Asset Value, offering price and redemption price per share ($957,369 ÷ 101,846 shares)		$9.40
Service Class: Net Asset Value, offering price and redemption price per share ($1,506,087 ÷ 159,685 shares)		$9.43
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,259,484 ÷ 453,881 shares)		$9.38

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,323
Interest		43,639
Total income		49,962
Expenses
Management fee	$ 10,164
Transfer agent fees	1,282
Distribution fees	2,791
Accounting fees and expenses	30,002
Non-interested trustees' compensation	4
Custodian fees and expenses	7,378
Audit	9,561
Legal	1,054
Reports to Shareholders	13
Miscellaneous	15
Total expenses before reductions	62,264
Expense reductions	(36,017)	26,247
Net investment income		23,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,633
Foreign currency transactions	60	47,693
Change in net unrealized appreciation (depreciation) on:
Investment securities	366,553
Assets and liabilities in foreign currencies	(4)	366,549
Net gain (loss)		414,242
Net increase (decrease) in net assets resulting from operations		$ 437,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	December 27, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 23,715	$ 432
Net realized gain (loss)	47,693	(3,038)
Change in net unrealized appreciation (depreciation)	366,549	4,545
Net increase (decrease) in net assets resulting from operations	437,957	1,939
Distributions to shareholders from net investment income	(1,441)	-
Share transactions - net increase (decrease)	5,284,455	1,000,030
Total increase (decrease) in net assets	5,720,971	1,001,969
Net Assets
Beginning of period	1,001,969	-
End of period (including undistributed net investment income of $22,706 and $432, respectively)	$ 6,722,940	$ 1,001,969

Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	72,086	$ 606,228	30,001	$ 300,010
Reinvested	29	300	-	-
Redeemed	(270)	(2,501)	-	-
Net increase (decrease)	71,845	$ 604,027	30,001	$ 300,010
Service Class Sold	321,053	$ 3,092,882	30,001	$ 300,010
Reinvested	66	684	-	-
Redeemed	(191,435)	(1,957,329)	-	-
Net increase (decrease)	129,684	$ 1,136,237	30,001	$ 300,010
Service Class 2 Sold	442,685	$ 3,775,486	40,001	$ 400,010
Reinvested	44	457	-	-
Redeemed	(28,849)	(231,752)	-	-
Net increase (decrease)	413,880	$ 3,544,191	40,001	$ 400,010
Distributions From net investment income Initial Class		$ 300		$ -
Service Class		684		-
Service Class 2		457		-
Total		$ 1,441		$ -

A Share transactions are for the period December 27, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.68) E, I	.02
Total from investment operations	(.61)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.40	$ 10.02
Total Return B, C	(6.10)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 957	$ 301
Ratio of expenses to average net assets before expense reductions	3.66% A	146.41% A, H
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.44% A, G	1.50% A
Ratio of net investment income to average net assets	1.63% A, I	5.50% A
Portfolio turnover rate	382% A	26% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.65) E, I	.02
Total from investment operations	(.58)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.43	$ 10.02
Total Return B, C	(5.80)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,506	$ 301
Ratio of expenses to average net assets before expense reductions	3.76% A	146.53% A, H
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.54% A, G	1.60% A
Ratio of net investment income to average net assets	1.53% A, I	5.37% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 for Initial Class and $.05 for Service Class and decrease net realized and unrealized gain (loss) per share by $.05 for Initial Class and $.05 for Service Class. Without this change the Ratio of net investment income to average net assets would have been .51% for Initial Class and .41% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.06 I	.00
Net realized and unrealized gain (loss)	(.69) E, I	.02
Total from investment operations	(.63)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.38	$ 10.02
Total Return B, C	(6.30)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,259	$ 401
Ratio of expenses to average net assets before expense reductions	3.91% A	146.63% A, H
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.69% A, G	1.75% A
Ratio of net investment income to average net assets	1.38% A, I	5.24% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05 . Without this change the Ratio of net investment income to average net assets would have been .26%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Service Class	-6.80%	9.01%	10.16%
Fidelity Asset Manager Composite	-2.67%	10.92%	10.59%
S&P 500	-14.83%	14.48%	15.10%
LB Aggregate Bond	11.23%	7.48%	7.87%
LB 3 Month T-Bill	5.95%	5.48%	4.94%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	11.29%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $26,321 - a 163.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $40,819 over the same period - a 308.19% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,328 - a 113.28% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $27,372 - a 173.72% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Exxon Mobil Corp.	2.0
Citigroup, Inc.	1.8
Microsoft Corp.	1.7
Pfizer, Inc.	1.7
9.8
Top Five Bond Issuers as of June 30, 2001
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.2
U.S. Treasury Obligations	3.5
Government National Mortgage Association	2.0
Freddie Mac	1.0
Federal Home Loan Bank	1.0
15.7
Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	57.6%
Bond Class	38.5%
Short-Term Class	3.9%

* Foreign investments 4.9%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager Portfolio

Q. How did the fund perform, Bart?

A. For the six months that ended June 30, 2001, the fund trailed both the Fidelity Asset Manager Composite Index, which returned -1.48%, and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -2.87%. Similarly, for the one-year period that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -2.67% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence performance during the six-month period?

A. I continued to emphasize equities, allocating just over 57% - compared to 50% in a neutral weighting - to stocks on average during the period. Taking a longer-term view with this fund, I felt that I needed to maintain some extra exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. Overweighting bonds at the expense of cash was a plus, as was making a sizable out-of-benchmark allocation within the subportfolio to high-yield securities, which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the benchmark.

Q. What factors influenced the fund's equity holdings?

A. The quantitative models followed by Steve Snider - who directed the fund's equity investments - emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. The industrials sector provided us with a handful of winners, including data processing firm First Data Corporation and hotel franchiser Cendant. Health care also chipped in with drug manufacturers IVAX and Alza, which was acquired by Johnson & Johnson in June. On the down side, we suffered from being underexposed to consumer discretionary stocks, the market's top-performing sector during the period. Most of the damage came from underweighting Time Warner and AOL in January, when both stocks surged prior to their merger. Finally, while having less exposure to the lagging technology sector than the index helped, several key holdings - most notably Comverse Technology and Adobe - significantly dampened returns. We trailed our Lipper peers, because they tended to be even more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. In the high-yield portion of the fund, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2001, more than $3.8 billion

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	942	$ 3,533
Automobiles - 0.5%
Ford Motor Co.	650,000	15,957,500
Harley-Davidson, Inc.	100,000	4,708,000
		20,665,500
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	200,000	6,140,000
Darden Restaurants, Inc.	151,600	4,229,640
International Game Technology (a)	150,000	9,412,500
MGM Mirage, Inc. (a)	100,000	2,996,000
Starbucks Corp. (a)	200,000	4,402,000
		27,180,140
Household Durables - 0.3%
Pulte Homes, Inc.	80,000	3,410,400
Toll Brothers, Inc. (a)	75,000	2,948,250
Whirlpool Corp.	75,000	4,687,500
		11,046,150
Leisure Equipment & Products - 0.1%
Mattel, Inc.	200,000	3,784,000
Media - 0.5%
McGraw-Hill Companies, Inc.	56,000	3,704,400
NTL, Inc. warrants 10/14/08 (a)	3,742	22,452
Walt Disney Co.	459,600	13,277,844
		17,004,696
Multiline Retail - 1.9%
BJ's Wholesale Club, Inc. (a)	90,000	4,793,400
Federated Department Stores, Inc. (a)	225,000	9,562,500
Kohls Corp. (a)	125,000	7,841,250
Sears, Roebuck & Co.	334,600	14,156,926
The May Department Stores Co.	400,000	13,704,000
Wal-Mart Stores, Inc.	466,600	22,770,080
		72,828,156
Specialty Retail - 0.9%
Home Depot, Inc.	324,300	15,096,165
Talbots, Inc.	155,000	6,781,250
Tiffany & Co., Inc.	155,800	5,643,076
Venator Group, Inc. (a)	500,000	7,650,000
		35,170,491
Textiles & Apparel - 0.4%
Arena Brands Holdings Corp. Class B	8,445	211,125
Liz Claiborne, Inc.	180,000	9,081,000
Reebok International Ltd. (a)	200,000	6,390,000
		15,682,125
TOTAL CONSUMER DISCRETIONARY		203,364,791
CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	898,400	37,014,080

	Shares	Value (Note 1)
Pepsi Bottling Group, Inc.	389,800	$ 15,630,980
PepsiCo, Inc.	450,000	19,890,000
The Coca-Cola Co.	425,000	19,125,000
		91,660,060
Food & Drug Retailing - 0.4%
Safeway, Inc. (a)	150,000	7,200,000
Sysco Corp.	280,000	7,602,000
		14,802,000
Food Products - 0.4%
Quaker Oats Co.	184,000	16,790,000
Household Products - 0.6%
Colgate-Palmolive Co.	270,000	15,927,300
Kimberly-Clark Corp.	130,000	7,267,000
		23,194,300
Tobacco - 0.3%
Philip Morris Companies, Inc.	160,000	8,120,000
RJ Reynolds Tobacco Holdings, Inc.	50,000	2,730,000
		10,850,000
TOTAL CONSUMER STAPLES		157,296,360
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
BJ Services Co. (a)	346,000	9,819,480
Helmerich & Payne, Inc.	80,000	2,465,600
Nabors Industries, Inc. (a)	100,000	3,720,000
		16,005,080
Oil & Gas - 3.6%
Amerada Hess Corp.	55,000	4,444,000
Apache Corp.	151,900	7,708,925
Chevron Corp.	188,200	17,032,100
EOG Resources, Inc.	130,000	4,621,500
Exxon Mobil Corp.	869,875	75,983,581
Royal Dutch Petroleum Co. (NY Shares)	450,000	26,221,500
Valero Energy Corp.	80,000	2,942,400
		138,954,006
TOTAL ENERGY		154,959,086
FINANCIALS - 10.6%
Banks - 1.8%
Bank of America Corp.	270,000	16,208,100
Bank of New York Co., Inc.	130,000	6,240,000
Golden West Financial Corp.	428,700	27,539,688
PNC Financial Services Group, Inc.	130,000	8,552,700
Washington Mutual, Inc.	300,000	11,265,000
		69,805,488
Diversified Financials - 6.6%
American Express Co.	292,500	11,349,000
Citigroup, Inc.	1,301,066	68,748,327
Countrywide Credit Industries, Inc.	105,000	4,817,400
Fannie Mae	450,000	38,317,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	125,000	$ 8,750,000
Goldman Sachs Group, Inc.	50,000	4,290,000
J.P. Morgan Chase & Co.	530,750	23,671,450
Lehman Brothers Holdings, Inc.	303,200	23,573,800
MBNA Corp.	200,000	6,590,000
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	346,800	22,274,964
Providian Financial Corp.	171,900	10,176,480
USA Education, Inc.	100,000	7,300,000
		251,165,221
Insurance - 2.2%
AFLAC, Inc.	360,000	11,336,400
Allstate Corp.	185,000	8,138,150
American International Group, Inc.	350,000	30,100,000
Everest Re Group Ltd.	50,000	3,740,000
Marsh & McLennan Companies, Inc.	173,600	17,533,600
MGIC Investment Corp.	95,800	6,958,912
Old Republic International Corp.	75,000	2,175,000
PMI Group, Inc.	65,000	4,722,900
		84,704,962
TOTAL FINANCIALS		405,675,671
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	260,700	16,176,435
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	150,000	7,350,000
Stryker Corp.	75,000	4,113,750
		11,463,750
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	37,500	2,587,500
CIGNA Corp.	260,600	24,970,692
HCA - The Healthcare Co.	370,000	16,720,300
Oxford Health Plans, Inc. (a)	215,000	6,149,000
Tenet Healthcare Corp. (a)	80,000	4,127,200
UnitedHealth Group, Inc.	433,600	26,774,800
Universal Health Services, Inc. Class B (a)	70,000	3,185,000
Wellpoint Health Networks, Inc. (a)	70,000	6,596,800
		91,111,292
Pharmaceuticals - 5.3%
Allergan, Inc.	85,000	7,267,500
Bristol-Myers Squibb Co.	380,000	19,874,000
Eli Lilly & Co.	200,000	14,800,000
Forest Laboratories, Inc. (a)	160,000	11,360,000
IVAX Corp. (a)	300,000	11,700,000
Johnson & Johnson	759,200	37,960,000
Merck & Co., Inc.	406,000	25,947,460

	Shares	Value (Note 1)
Pfizer, Inc.	1,577,200	$ 63,166,860
Pharmacia Corp.	200,000	9,190,000
		201,265,820
TOTAL HEALTH CARE		320,017,297
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.0%
Boeing Co.	309,600	17,213,760
General Dynamics Corp.	250,000	19,452,500
Lockheed Martin Corp.	300,000	11,115,000
United Technologies Corp.	362,406	26,549,864
		74,331,124
Commercial Services & Supplies - 1.0%
Cendant Corp. (a)	500,000	9,750,000
First Data Corp.	302,900	19,461,325
Waste Management, Inc.	275,000	8,475,500
		37,686,825
Industrial Conglomerates - 3.4%
General Electric Co.	2,048,100	99,844,875
Minnesota Mining & Manufacturing Co.	100,200	11,432,820
Tyco International Ltd.	360,000	19,620,000
		130,897,695
TOTAL INDUSTRIALS		242,915,644
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.9%
ADC Telecommunications, Inc. (a)	866,000	5,958,080
Cisco Systems, Inc. (a)	1,174,000	22,740,380
Comverse Technology, Inc. (a)	312,400	17,997,364
Corning, Inc.	360,000	6,015,600
McDATA Corp. Class A (a)	14,222	283,729
Motorola, Inc.	571,051	9,456,605
Nortel Networks Corp.	590,000	5,363,100
Scientific-Atlanta, Inc.	80,000	3,248,000
		71,062,858
Computers & Peripherals - 1.8%
EMC Corp. (a)	386,400	11,224,920
Hewlett-Packard Co.	340,000	9,724,000
International Business Machines Corp.	319,400	36,092,200
Sun Microsystems, Inc. (a)	812,200	13,157,640
		70,198,760
Electronic Equipment & Instruments - 0.2%
Thermo Electron Corp. (a)	240,000	5,284,800
Waters Corp. (a)	100,000	2,761,000
		8,045,800
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	130,000	8,125,000
Semiconductor Equipment & Products - 2.0%
Advanced Micro Devices, Inc. (a)	400,000	11,552,000
Integrated Device Technology, Inc. (a)	100,000	3,008,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Intel Corp.	1,203,200	$ 36,685,568
KLA-Tencor Corp. (a)	80,000	4,696,000
LAM Research Corp. (a)	75,300	2,262,765
Texas Instruments, Inc.	580,800	18,295,200
		76,499,533
Software - 3.0%
Adobe Systems, Inc.	530,800	24,921,060
BEA Systems, Inc. (a)	75,000	2,491,500
Microsoft Corp. (a)	897,700	64,643,377
Oracle Corp. (a)	1,010,800	19,872,328
Sybase, Inc. (a)	200,000	3,290,000
		115,218,265
TOTAL INFORMATION TECHNOLOGY		349,150,216
MATERIALS - 0.2%
Chemicals - 0.2%
Sigma Aldrich Corp.	150,000	6,075,000
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	502,300	20,227,621
McCaw International Ltd. warrants 4/16/07 (a)(g)	8,150	8,150
Ono Finance PLC rights 5/31/09 (a)(g)	1,740	5,220
Qwest Communications International, Inc.	558,495	17,799,236
Verizon Communications	175,000	9,362,500
		47,402,727
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(g)	2,845	56,900
TOTAL TELECOMMUNICATION SERVICES		47,459,627
UTILITIES - 2.6%
Electric Utilities - 1.6%
Calpine Corp. (a)	70,000	2,646,000
CMS Energy Corp.	230,000	6,405,500
Duke Energy Corp.	80,000	3,120,800
Entergy Corp.	150,000	5,758,500
FPL Group, Inc.	250,000	15,052,500
Pinnacle West Capital Corp.	112,500	5,332,500
PPL Corp.	128,500	7,067,500
Public Service Enterprise Group, Inc.	170,100	8,317,890
Reliant Energy, Inc.	190,000	6,119,900
		59,821,090
Gas Utilities - 0.1%
El Paso Corp.	100,000	5,254,000

	Shares	Value (Note 1)
Multi-Utilities - 0.9%
Dynegy, Inc. Class A	180,000	$ 8,370,000
Energy East Corp.	408,100	8,533,371
Enron Corp.	319,800	15,670,200
		32,573,571
TOTAL UTILITIES		97,648,661
TOTAL COMMON STOCKS (Cost $1,841,552,161)	1,984,562,353
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	132,243	2,645
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	97,879	10,424,114
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	367	337,640
PRIMEDIA, Inc. Series D, $10.00	13,685	1,067,430
		11,829,184
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,490	1,482,130
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	5,113	4,218,225
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	8,156,610
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp.:
$122.50 pay-in-kind	960	777,600
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp.: - continued
$130.00 pay-in-kind	729	$ 641,520
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	16,371	9,331,470
		10,750,590
TOTAL TELECOMMUNICATION SERVICES		18,907,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,436,739
TOTAL PREFERRED STOCKS (Cost $43,850,301)		36,439,384
Corporate Bonds - 18.1%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 4,940,000	4,754,750
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	300,000	305,250
Tenet Healthcare Corp. 6% 12/1/05	B1	4,710,000	4,512,769
Total Renal Care Holdings:
7% 5/15/09 (g)	B3	2,940,000	2,785,650
7% 5/15/09	B2	3,970,000	3,761,575
			11,365,244
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	6,410,000	2,299,588
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	1,745,000	1,223,681
TOTAL INFORMATION TECHNOLOGY			3,523,269
TOTAL CONVERTIBLE BONDS			19,643,263
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	1,170,000	1,185,982

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	$ 430,000	$ 262,300
TRW, Inc. 8.75% 5/15/06	Baa2	1,910,000	2,041,809
			3,490,091
Hotels, Restaurants & Leisure - 1.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,010,000	4,090,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	5,195,000	5,031,695
HMH Properties, Inc. 7.875% 8/1/08	Ba2	5,860,000	5,508,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
ITT Corp. 7.375% 11/15/15	Ba1	1,320,000	1,204,500
Mandalay Resort Group:
9.5% 8/1/08	Ba2	490,000	512,050
10.25% 8/1/07	Ba3	2,020,000	2,110,900
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	415,000	432,928
9.75% 6/1/07	Ba2	3,655,000	3,901,713
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	10,045,000	8,111,338
9.75% 6/15/07	B3	1,760,000	1,782,000
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	2,300,000	2,192,958
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	1,500,000	1,507,500
8.375% 2/15/08	Ba3	2,370,000	2,381,850
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	1,630,000	1,636,113
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	1,790,000	1,825,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	3,603,000	3,855,210
			51,698,080
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	2,480,000	2,467,600
8.875% 4/1/08	Ba3	325,000	326,625
Ryland Group, Inc. 9.125% 6/15/11	B1	1,340,000	1,326,600
Sealy Mattress Co. 9.875% 12/15/07	B2	2,895,000	2,837,100
			6,957,925
Media - 2.9%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	1,845,000	1,808,100
10.875% 10/1/10	B2	1,515,000	1,530,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	$ 1,355,000	$ 1,205,950
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	1,523,800	1,662,847
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	3,740,000	3,697,962
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(g)	B3	720,000	252,000
Century Communications Corp. 0% 1/15/08	B2	170,000	80,750
Chancellor Media Corp. 8% 11/1/08	Ba1	1,290,000	1,333,538
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	565,000	378,550
0% 4/1/11 (e)	B2	8,375,000	5,653,125
0% 5/15/11 (e)(g)	B2	2,950,000	1,681,500
10% 4/1/09	B2	3,300,000	3,341,250
10% 5/15/11 (g)	B2	1,640,000	1,656,400
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,397,500
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	3,450,000	3,177,381
Continental Cablevision, Inc. 8.3% 5/15/06	A3	5,975,000	6,433,223
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1	2,290,000	2,192,675
9.25% 11/1/05	Ba3	280,000	287,000
9.875% 5/15/06	Ba3	724,000	756,580
9.875% 4/1/23	B1	1,370,000	1,465,900
10.5% 5/15/16	Ba3	1,130,000	1,254,300
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	3,230,000	1,808,800
11.75% 12/15/05	B2	3,000,000	2,010,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	4,485,000	4,417,725
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	5,215,000	4,615,275
9.25% 11/1/07	B1	1,020,000	1,040,400
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	345,000	326,025

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	$ 2,275,000	$ 2,326,188
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	620,000	635,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	1,910,000	1,910,000
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,200,000	2,799,552
International Cabletel, Inc. 11.5% 2/1/06	B2	1,270,000	857,250
K-III Communications Corp. 8.5% 2/1/06	Ba3	465,000	439,425
Lamar Media Corp.:
9.25% 8/15/07	B1	2,275,000	2,348,938
9.625% 12/1/06	B1	2,805,000	2,959,275
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	4,300,000	4,042,860
8% 10/17/16	Baa3	2,450,000	2,471,266
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,010,000	2,010,000
NTL, Inc. 0% 4/1/08 (e)	B3	5,370,000	2,470,200
Paramount Communications, Inc. 7.5% 1/15/02	A3	1,785,000	1,812,096
Pegasus Communications Corp. 9.625% 10/15/05	B3	2,170,000	1,931,300
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	5,740,000	3,329,200
12.375% 8/1/06	B3	875,000	800,625
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2	4,160,000	4,149,600
Radio One, Inc. 8.875% 7/1/11 (g)	B3	5,840,000	5,840,000
TCI Communications, Inc. 9.8% 2/1/12	A3	4,550,000	5,415,137
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	7,848,000	6,042,960
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,550,000	1,661,259
			111,717,537
Multiline Retail - 0.3%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	3,000,000	3,015,720
8.5% 6/15/03	Baa1	2,580,000	2,719,062
JCPenney Co., Inc.:
6% 5/1/06	Ba2	445,000	369,350
6.125% 11/15/03	Ba2	130,000	123,500
6.9% 8/15/26	Ba2	1,105,000	1,060,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.375% 6/15/04	Ba2	$ 420,000	$ 401,100
7.375% 8/15/08	Ba2	135,000	120,150
7.4% 4/1/37	Ba2	455,000	418,600
7.6% 4/1/07	Ba2	135,000	124,875
7.95% 4/1/17	Ba2	205,000	166,050
Kmart Corp. 9.375% 2/1/06	Baa3	3,730,000	3,636,750
			12,155,957
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	3,110,000	3,208,836
TOTAL CONSUMER DISCRETIONARY			189,228,426
CONSUMER STAPLES - 0.8%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	4,390,000	4,332,579
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa2	1,350,000	1,026,000
6.5% 10/1/03 (g)(i)	Caa2	320,000	304,000
6.875% 8/15/13	Caa2	855,000	632,700
7.625% 4/15/05	Caa2	1,845,000	1,605,150
11.25% 7/1/08 (g)	Caa2	2,660,000	2,679,950
			10,580,379
Food Products - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,200,000	3,259,488
Del Monte Corp. 9.25% 5/15/11 (g)	B3	1,685,000	1,701,850
Kellogg Co. 6.6% 4/1/11 (g)	Baa2	1,490,000	1,443,438
Nabisco, Inc. 6.85% 6/15/05	A2	3,930,000	4,017,325
			10,422,101
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	1,105,000	1,121,575
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,059,293
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,500,000	3,550,610
			7,609,903
TOTAL CONSUMER STAPLES			29,733,958

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1	$ 310,000	$ 297,600
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	890,000	872,200
8.125% 4/1/11 (g)	B2	2,460,000	2,300,100
8.5% 3/15/12	B2	2,600,000	2,548,000
Nuevo Energy Co. 9.375% 10/1/10	B1	1,980,000	1,960,200
Oryx Energy Co.:
8% 10/15/03	Baa1	3,055,000	3,206,956
8.375% 7/15/04	Baa1	2,335,000	2,480,961
Petro-Canada yankee 7% 11/15/28	A3	1,290,000	1,235,768
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	1,880,000	2,146,622
Plains Resources, Inc. 10.25% 3/15/06	B2	1,915,000	1,972,450
			18,723,257
TOTAL ENERGY			19,020,857
FINANCIALS - 4.7%
Banks - 1.4%
Bank of America Corp. 7.8% 2/15/10	Aa3	1,120,000	1,189,798
Bank One Corp. 7.875% 8/1/10	A1	7,050,000	7,556,825
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,736,431
Capital One Bank:
6.375% 2/15/03	Baa2	2,870,000	2,875,970
6.48% 6/28/02	Baa2	1,740,000	1,742,714
6.65% 3/15/04	Baa3	2,320,000	2,307,542
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	1,700,000	1,897,863
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	8,340,000	8,615,220
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,730,000	1,811,864
Home Savings of America FSB 6.5% 8/15/04	A3	2,830,000	2,850,970
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	500,000	516,195
Korea Development Bank:
6.625% 11/21/03	Baa2	4,165,000	4,235,638
7.125% 4/22/04	Baa2	2,015,000	2,073,354
7.375% 9/17/04	Baa2	615,000	638,868
Long Island Savings Bank FSB 7% 6/13/02	Baa3	3,400,000	3,447,328
PNC Funding Corp. 6.875% 3/1/03	A3	2,020,000	2,075,146
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	$ 3,230,000	$ 3,385,040
9.118% 3/31/49	A1	2,655,000	2,934,572
Union Planters Corp. 7.75% 3/1/11	Baa2	3,160,000	3,263,648
			55,154,986
Diversified Financials - 2.5%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	515,000	566,552
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	4,250,000	4,314,898
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,200,000	2,222,660
6.6% 5/15/05	A2	4,410,000	4,402,856
Associates Corp. of North America 5.8% 4/20/04	Aa3	4,880,000	4,923,871
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,130,000	2,170,449
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	620,000	627,750
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,040,000	4,537,210
Cellco Finance NV yankee:
12.75% 8/1/05	B3	2,345,000	1,876,000
15% 8/1/05	Caa1	620,000	520,800
CIT Group, Inc. 5.5% 2/15/04	A2	680,000	671,928
Citigroup, Inc. 7.25% 10/1/10	Aa3	7,335,000	7,614,097
ComEd Financing II 8.5% 1/15/27	Baa3	2,800,000	2,731,960
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	3,950,000	4,040,297
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	590,000	262,550
7% 12/15/06	Caa3	290,000	113,100
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	1,080,000	486,000
Details Capital Corp. 0% 11/15/07 (e)	B3	505,000	484,800
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	755,000	762,550
Ford Motor Credit Co.:
7.375% 2/1/11	A2	1,150,000	1,166,825
7.5% 3/15/05	A2	3,850,000	4,000,304
7.875% 6/15/10	A2	1,690,000	1,772,235

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. 6.75% 1/15/06	A2	$ 1,290,000	$ 1,315,542
Household Finance Corp. 6.5% 1/24/06	A2	3,100,000	3,151,553
HSBC Capital Funding LP:
9.547% 12/31/49 (f)(g)	A1	1,600,000	1,802,048
10.176% 12/31/49 (f)(g)	A1	2,600,000	3,201,796
IOS Capital, Inc. 9.75% 6/15/04	Baa2	1,690,000	1,681,550
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2	1,520,000	1,550,400
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,315,000	1,343,443
NiSource Finance Corp. 7.875% 11/15/10	Baa2	4,065,000	4,278,778
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	5,950,000	5,057,500
PTC International Finance II SA yankee 11.25% 12/1/09	B2	870,000	904,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	4,580,000	4,542,673
SESI LLC 8.875% 5/15/11 (g)	B1	2,550,000	2,524,500
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	1,080,000	991,375
6.875% 11/15/28	Baa1	1,980,000	1,663,952
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,510,000	2,524,658
6.75% 5/15/09	Baa1	3,925,000	3,718,898
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,100,000	3,354,448
			93,877,606
Real Estate - 0.8%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,590,000	1,576,660
7.125% 3/15/04	Baa2	4,200,000	4,202,058
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	2,950,000	2,988,763
EOP Operating LP:
6.375% 2/15/03	Baa1	3,600,000	3,657,564
6.75% 2/15/08	Baa1	1,590,000	1,565,053
7.75% 11/15/07	Baa1	3,220,000	3,401,028
ERP Operating LP:
6.55% 11/15/01	A3	1,500,000	1,510,425
7.1% 6/23/04	A3	3,980,000	4,107,917
LNR Property Corp. 10.5% 1/15/09	B1	2,425,000	2,425,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Meditrust Corp. 7.82% 9/10/26	Ba3	$ 2,215,000	$ 2,126,400
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	2,110,000	2,199,675
			29,760,543
TOTAL FINANCIALS			178,793,135
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	655,000	618,975
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (g)	B2	725,000	743,125
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	2,330,000	1,118,400
Medpartners, Inc. 7.375% 10/1/06	Ba3	1,020,000	999,600
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2	1,960,000	2,018,800
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	465,000	476,625
8.625% 12/1/03	Ba1	815,000	843,525
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	2,325,000	2,377,313
Unilab Corp. 12.75% 10/1/09	B3	725,000	841,000
			9,418,388
TOTAL HEALTH CARE			10,037,363
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	3,465,000	3,499,650
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	1,110,000	1,125,011
7.73% 9/15/12	Baa1	391,300	389,059
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	895,000	941,459
			2,455,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 375,000	$ 373,125
7.625% 1/1/06	Ba3	2,900,000	2,856,500
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,033,900
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,098,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	325,000	324,188
8.625% 4/1/13	B2	1,320,000	1,320,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	507,450
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675
			8,242,838
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	2,140,000	2,268,400
Numatics, Inc. 9.625% 4/1/08	Caa2	170,000	107,100
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	3,790,000	3,758,316
			6,133,816
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2	2,990,000	3,034,850
Road & Rail - 0.7%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,390,000	3,149,141
CSX Corp.:
6.25% 10/15/08	Baa2	2,385,000	2,309,348
6.46% 6/22/05	Baa2	5,120,000	5,181,440
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	6,610,000	6,760,840
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	5,450,000	4,632,500
10.25% 6/15/07	B1	3,765,000	3,652,050
			25,685,319
TOTAL INDUSTRIALS			49,052,002
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	2,350,000	1,873,373
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	5,970,000	2,388,000
			4,261,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 3,700,000	$ 3,760,606
IT Consulting & Services - 0.1%
Comdisco, Inc. 6.375% 11/30/01	Caa1	3,995,000	3,036,200
Semiconductor Equipment & Products - 0.0%
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	3,000,000	2,580,000
TOTAL INFORMATION TECHNOLOGY			13,638,179
MATERIALS - 0.7%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	3,955,000	3,935,225
Huntsman Corp. 9.5% 7/1/07 (g)	Caa1	4,485,000	2,780,700
IMC Global, Inc. 7.4% 11/1/02	Ba2	470,000	445,325
			7,161,250
Containers & Packaging - 0.2%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	410,000	412,050
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	265,000	127,200
7.125% 9/1/02	Caa3	1,630,000	937,250
7.375% 12/15/26	Caa3	555,000	205,350
8% 4/15/23	Caa3	120,000	44,400
8.375% 1/15/05	Caa3	775,000	310,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	2,445,000	1,540,350
9.75% 6/15/07	Caa1	3,675,000	2,315,250
Packaging Corp. of America 9.625% 4/1/09	B1	2,185,000	2,316,100
			8,207,950
Metals & Mining - 0.2%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	160,000	168,000
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3	170,000	177,225
9.625% 5/15/08	B2	1,552,000	1,629,600
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	5,060,000	4,991,690
			6,966,515

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 3,320,000	$ 3,220,400
Riverwood International Corp. 10.625% 8/1/07 (g)	B3	1,700,000	1,742,500
			4,962,900
TOTAL MATERIALS			27,298,615
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
AT&T Corp. 6.5% 3/15/29	A2	3,685,000	3,137,483
British Telecommunications PLC 7.875% 12/15/05	Baa1	2,920,000	3,075,148
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	3,020,000	3,239,916
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,900,000	2,957,710
9.25% 5/15/11	Baa2	3,785,000	3,920,692
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	2,580,000	2,617,539
France Telecom SA:
7.2% 3/1/06 (g)	A3	1,590,000	1,637,716
8.5% 3/1/31 (g)	A3	1,610,000	1,683,722
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	2,430,000	2,144,475
0% 3/1/09 (e)	B3	1,410,000	1,029,300
8.5% 1/15/08	B2	640,000	624,000
8.6% 6/1/08	B2	90,000	87,750
8.875% 11/1/07	B2	50,000	48,750
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	3,410,000	3,379,685
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	7,505,000	2,101,400
Nextel International, Inc. 12.75% 8/1/10	Caa1	895,000	277,450
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,540,000	5,450,584
Telefonica Europe BV 8.25% 9/15/30	A2	2,760,000	2,895,737
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	2,720,000	2,801,600
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	340,000	331,911
TELUS Corp. yankee 8% 6/1/11	Baa2	3,525,000	3,584,573
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 6,155,000	$ 3,754,550
0% 5/1/08 (e)	B3	9,805,000	7,745,950
			58,527,641
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (g)	Baa2	560,000	561,400
Dobson Communications Corp. 10.875% 7/1/10	B3	1,235,000	1,235,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	9,795,000	9,746,025
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	2,845,000	1,081,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	4,570,000	3,975,900
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	16,310,000	10,764,600
0% 2/15/08 (e)	B1	840,000	546,000
Orange PLC yankee 9% 6/1/09	A3	3,455,000	3,593,200
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	4,785,000	2,966,700
10.625% 7/15/10	B3	715,000	664,950
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	13,420,000	11,004,400
10.375% 11/15/09	Baa1	7,440,000	8,481,600
			54,620,875
TOTAL TELECOMMUNICATION SERVICES			113,148,516
UTILITIES - 1.1%
Electric Utilities - 0.9%
AES Corp.:
9.375% 9/15/10	Ba1	4,480,000	4,480,000
9.5% 6/1/09	Ba1	1,165,000	1,185,388
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	3,960,000	3,627,241
6.73% 12/11/02 (g)	Baa2	4,910,000	4,934,697
CMS Energy Corp.:
7.5% 1/15/09	Ba3	985,000	920,975
8.375% 7/1/03	Ba3	1,755,000	1,737,450
9.875% 10/15/07	Ba3	1,655,000	1,721,200

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Hydro-Quebec yankee 8.4% 3/28/25	A2	$ 2,620,000	$ 3,061,905
Illinois Power Co. 7.5% 6/15/09	Baa1	1,880,000	1,907,993
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	3,920,000	3,496,130
7.875% 12/15/26 (g)	A3	1,960,000	1,774,937
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	533,250
7.05% 3/1/24	B3	340,000	272,000
7.875% 3/1/02	B3	790,000	718,900
PSI Energy, Inc. 6.65% 6/15/06 (g)	A3	2,055,000	2,034,462
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	376,159
			32,782,687
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	885,000	873,672
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,663,144
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,198,735
			4,735,551
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	3,370,000	3,370,000
TOTAL UTILITIES			40,888,238
TOTAL NONCONVERTIBLE BONDS			670,839,289
TOTAL CORPORATE BONDS (Cost $703,971,959)			690,482,552
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
5.25% 6/15/06	Aaa	4,720,000	4,652,126
5.5% 5/2/06	AA-	4,185,000	4,143,150
6.25% 2/1/11	Aa2	2,115,000	2,088,224
7.25% 1/15/10	Aaa	6,200,000	6,662,086
7.25% 5/15/30	Aaa	4,280,000	4,636,357
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,232,180
Federal Home Loan Bank:
5% 2/28/03	Aaa	15,740,000	15,872,846
6.375% 11/15/02	Aaa	21,050,000	21,628,875
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.875% 3/21/11	Aa2	$ 9,265,000	$ 8,890,045
6% 6/15/11	Aaa	7,465,000	7,357,504
6.875% 1/15/05	Aaa	3,255,000	3,421,819
6.875% 9/15/10	Aaa	3,900,000	4,093,167
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	2,848,843
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			88,527,222
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.99% 7/12/01 to 8/16/01 (h)	-	11,000,000	10,986,528
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	20,565,000	21,168,994
6.125% 8/15/29	Aaa	2,455,000	2,542,840
6.25% 5/15/30	Aaa	3,730,000	3,950,853
7.625% 2/15/25	Aaa	1,290,000	1,570,575
8.125% 8/15/19	Aaa	32,210,000	40,106,282
8.875% 8/15/17	Aaa	2,000,000	2,625,320
11.25% 2/15/15	Aaa	10,640,000	16,099,597
11.75% 2/15/10 (callable)	Aaa	13,045,000	15,949,600
12% 8/15/13	Aaa	3,740,000	5,175,823
13.875% 5/15/11 (callable)	Aaa	8,150,000	11,197,367
U.S. Treasury Notes:
6.5% 2/15/10	Aaa	5,195,000	5,579,742
7% 7/15/06	Aaa	7,255,000	7,869,426
7.25% 8/15/04	Aaa	1,404,000	1,507,110
TOTAL U.S. TREASURY OBLIGATIONS			146,330,057
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $229,874,459)			234,857,279
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 7.4%
6% 6/1/13 to 1/1/29	Aaa	49,316,075	48,052,311
6.5% 5/1/23 to 6/1/31	Aaa	108,071,670	106,501,935
7% 8/1/13 to 3/1/29	Aaa	88,230,210	88,792,486
7.5% 7/1/16 to 6/1/30	Aaa	28,427,377	29,031,867

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.5% 7/1/31 (l)	Aaa	$ 4,640,000	$ 4,732,800
8% 1/1/26 to 6/1/30	Aaa	5,613,180	5,799,677
TOTAL FANNIE MAE			282,911,076
Freddie Mac - 0.4%
7.5% 5/1/17 to 11/1/30	Aaa	13,195,330	13,485,708
8% 7/1/17 to 5/1/27	Aaa	369,739	384,134
8.5% 7/1/22 to 6/1/23	Aaa	22,960	24,553
TOTAL FREDDIE MAC			13,894,395
Government National Mortgage Association - 2.0%
6% 12/15/08 to 6/15/09	Aaa	1,839,964	1,844,011
6.5% 6/15/08 to 8/15/27	Aaa	31,050,777	30,965,772
7% 7/15/28	Aaa	14,969,772	15,105,398
7.5% 9/15/22 to 8/15/28	Aaa	15,710,821	16,133,082
8% 5/15/25 to 1/15/31	Aaa	9,084,685	9,411,207
8.5% 12/15/16 to 12/15/30	Aaa	4,604,163	4,811,686
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			78,271,156
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $370,468,883)			375,076,627
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	800,037	456,021
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	3,730,000	3,777,208
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	2,950,000	2,949,078
CIT Marine Trust 5.8% 4/15/10	Aaa	5,792,443	5,876,615
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	176,161	175,775
CPS Auto Receivables Trust 6% 8/15/03	Aaa	1,008,357	1,008,987
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,626,594
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,305,774
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	1,055,000	1,054,341
6.4% 12/15/02	Aaa	1,480,000	1,502,431
7.03% 11/15/03	Aaa	704,000	719,840
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (g)(i)	Baa2	$ 613,933	$ 612,206
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,769,354
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	1,094,796	1,091,204
TOTAL ASSET-BACKED SECURITIES (Cost $30,971,787)			30,925,428
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (g)(i)	Ba3	769,403	365,141
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,132,921
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	2,600,000	2,502,297
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	4,742,070	4,946,548
TOTAL U.S. GOVERNMENT AGENCY			10,581,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,658,250)			10,946,907
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (i)	Aaa	45,638,900	3,044,973
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	1,900,000	1,259,938
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	3,000,000	3,086,133
Class B, 7.48% 2/1/08	A	2,320,000	2,381,625

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (g)(i)	Baa1	$ 5,490,000	$ 5,496,835
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,730,000	5,721,909
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,007,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	3,500,000	3,619,219
Class C1, 7.52% 5/15/06 (g)	A2	2,300,000	2,372,594
Class D1, 7.77% 5/15/06 (g)	Baa2	2,200,000	2,239,188
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (i)	-	1,600,000	1,261,104
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	8,640,000	8,682,187
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (g)(i)	-	500,000	97,500
Series 1997-B Class E, 7.8912% 9/15/19 (g)(i)	-	750,000	30,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	2,173,535	2,038,029
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(i)	-	1,300,000	1,012,172
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	750,000	710,391
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(i)	Baa3	4,930,000	4,624,956
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	$ 2,920,627	$ 2,897,810
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (g)(i)	-	800,000	757,294
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,473,000	1,024,656
Class L, 7.9% 11/15/26 (g)	-	1,133,000	630,231
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,446,949
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,200,000	4,207,875
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	4,120,000	4,002,838
Class E2, 7.224% 12/15/10 (g)	Baa3	2,450,000	2,331,328
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,676,431)			69,984,797
Foreign Government and Government Agency Obligations (j) - 0.3%

Newfoundland Province yankee 11.625% 10/15/07	Baa1	2,000,000	2,560,400
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	3,350,000	3,431,104
United Mexican States:
8.375% 1/14/11	Baa3	2,235,000	2,257,350
9.875% 2/1/10	Baa3	2,770,000	3,030,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,860,834)			11,279,234
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $4,720,123)	Aaa	4,750,000	4,875,068
Floating Rate Loans - 1.5%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (i)	-	$ 295,334	$ 280,567
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (i)	Ba2	2,470,000	2,494,700
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (i)	-	425,000	426,594
			2,921,294
Household Durables - 0.0%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (i)	Ba3	659,272	664,217
Tranche C term loan 6.1875% 12/15/05 (i)	Ba3	475,398	478,964
Tranche D term loan 6.4375% 12/15/06 (i)	Ba3	605,615	610,157
			1,753,338
Media - 0.1%
Century-TCI California L.P. Tranche B term loan 6.86% 12/31/07 (i)	Ba3	1,500,000	1,496,250
Emmis Communications Corp. Tranche B term loan 7.0058% 8/31/09 (i)	Ba2	500,000	500,000
LIN Television Corp. Tranche B term loan 7.82% 9/30/07 (i)	-	458,660	456,366
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (i)	-	1,259,411	1,227,925
			3,680,541
TOTAL CONSUMER DISCRETIONARY			8,635,740
CONSUMER STAPLES - 0.1%
Food & Drug Retailing - 0.0%
Duane Reade, Inc. Tranche B term loan 7.7487% 2/15/05 (i)	-	631,343	631,343
Tobacco - 0.1%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (i)	A2	1,786,749	1,809,083
TOTAL CONSUMER STAPLES			2,440,426
FINANCIALS - 0.4%
Diversified Financials - 0.4%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (i)	-	694,640	646,015
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (i)	-	$ 1,800,000	$ 1,800,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (i)	Ba3	650,000	643,500
Tranche B term loan 8.01% 12/31/07 (i)	-	1,700,000	1,700,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (i)	Ba3	5,270,000	5,204,125
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (i)	Ba2	950,000	878,750
Tranche C term loan 7.75% 12/31/08 (i)	Ba2	950,000	878,750
PMC (Nova Scotia) Co. term loan 6.77% 5/5/06 (i)	-	1,000,000	1,003,750
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (i)	B2	1,270,000	1,260,475
WCI Capital Corp. Tranche B term loan 12.25% 9/30/07 (i)	B2	1,000,000	230,000
			14,245,365
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (i)	-	796,875	798,867
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (i)	B1	979,841	990,864
			1,789,731
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	528,975	525,008
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	634,770	630,010
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (i)	Ba3	2,150,000	2,155,375
			3,310,393

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Machinery - 0.0%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (i)	-	$ 1,745,625	$ 1,747,807
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
Tranche A term loan 8.1686% 12/30/05 (i)	Ba1	933,333	928,667
Tranche B term loan 7.2712% 12/29/06 (i)	Ba1	1,194,000	1,198,478
			2,127,145
TOTAL INDUSTRIALS			7,185,345
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Exodus Communications, Inc. Tranche B term loan 7.3033% 10/31/07 (i)	B+	1,150,000	1,144,250
MATERIALS - 0.3%
Chemicals - 0.1%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (i)	-	776,938	783,736
Tranche C term loan 7.219% 6/30/08 (i)	-	1,310,617	1,322,085
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (i)	-	1,556,903	1,591,934
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (i)	-	1,050,000	1,060,500
			4,758,255
Containers & Packaging - 0.1%
Ball Corp. Tranche B term loan 5.8125% 3/10/06 (i)	Ba2	1,984,733	1,989,695
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (i)	-	840,290	840,290
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (i)	-	694,311	687,368
			3,517,353
Paper & Forest Products - 0.1%
Jefferson Smurfit Corp. Tranche B term loan 6.0625% 3/31/07 (i)	-	1,500,000	1,500,000
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Riverwood International Corp. Tranche B term loan 7% 2/28/04 (i)	B1	$ 1,036,610	$ 1,048,272
Stone Container Corp. Tranche E term loan 7.5935% 10/1/03 (i)	B+	1,590,850	1,596,816
			4,145,088
TOTAL MATERIALS			12,420,696
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (i)	-	2,000,000	2,010,000
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (i)	-	2,500,000	2,481,250
			4,491,250
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (i)	-	2,500,000	2,250,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (i)	-	1,370,000	1,298,075
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (i)	Ba2	2,100,000	2,079,000
			5,627,075
TOTAL TELECOMMUNICATION SERVICES			10,118,325
TOTAL FLOATING RATE LOANS (Cost $59,363,054)			57,979,878
Commercial Paper - 0.2%

British Telecommunications PLC 4.8538% 10/9/01 (i) (Cost $6,796,295)	6,800,000	6,777,410
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (c)	160,389,226	$ 160,389,226
Fidelity Money Market Central Fund, 4.21% (c)	123,860,162	123,860,162
TOTAL MONEY MARKET FUNDS (Cost $284,249,388)		284,249,388
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,669,013,925)		3,798,436,305
NET OTHER ASSETS - 0.7%		25,413,080
NET ASSETS - 100%		$ 3,823,849,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
579 S&P 500 Stock Index Contracts	Sept. 2001	$ 178,288,575	$ (8,765,669)

The face value of futures purchased as a percentage of net assets - 4.7%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $141,687,420 or 3.7% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,987,753.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(l) Security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	21.4%	AAA, AA, A	19.2%
Baa	6.8%	BBB	5.7%
Ba	2.3%	BB	2.6%
B	5.8%	B	5.9%
Caa	1.2%	CCC	0.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,027,027,954 and $1,202,826,253, respectively, of which long-term U.S. Government and government agency obligations aggregated $405,347,267 and $541,150,843, respectively.

The market value of futures contracts opened and closed during the period amounted to $489,804,907 and $473,559,015, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $833 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,580,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $57,979,878 or 1.5% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,671,373,636. Net unrealized appreciation aggregated $127,062,669, of which $413,982,852 related to appreciated investment securities and $286,920,183 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,669,013,925) - See accompanying schedule		$ 3,798,436,305
Cash		3,572,568
Receivable for investments sold		21,958,880
Receivable for fund shares sold		1,127,557
Dividends receivable		1,190,956
Interest receivable		16,374,903
Receivable for daily variation on futures contracts		680,325
Other receivables		14,570
Total assets		3,843,356,064
Liabilities
Payable for investments purchased Regular delivery	$ 10,486,415
Delayed delivery	4,766,150
Payable for fund shares redeemed	2,199,015
Accrued management fee	1,698,038
Distribution fees payable	4,192
Other payables and accrued expenses	352,869
Total liabilities		19,506,679
Net Assets		$ 3,823,849,385
Net Assets consist of:
Paid in capital		$ 3,676,364,251
Undistributed net investment income		83,751,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,923,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,656,788
Net Assets		$ 3,823,849,385
Initial Class: Net Asset Value, offering price and redemption price per share ($3,784,918,053 ÷ 259,339,301 shares)		$14.59
Service Class: Net Asset Value, offering price and redemption price per share ($30,530,517 ÷ 2,104,294 shares)		$14.51
Service Class 2: Net Asset Value, offering price and redemption price per share ($8,400,815 ÷ 580,829 shares)		$14.46

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,823,612
Interest		71,925,625
Security lending		1,953
Total income		84,751,190
Expenses
Management fee	$ 10,440,218
Transfer agent fees	1,294,860
Distribution fees	22,867
Accounting and security lending fees	323,084
Custodian fees and expenses	34,575
Audit	19,831
Legal	9,609
Reports to shareholders	218,832
Total expenses before reductions	12,363,876
Expense reductions	(56,910)	12,306,966
Net investment income		72,444,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,487,728)
Foreign currency transactions	111
Futures contracts	(18,531,436)	(58,019,053)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(161,659,529)
Assets and liabilities in foreign currencies	(270)
Futures contracts	(652,131)	(162,311,930)
Net gain (loss)		(220,330,983)
Net increase (decrease) in net assets resulting from operations		$ (147,886,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 72,444,224	$ 169,689,841
Net realized gain (loss)	(58,019,053)	71,952,466
Change in net unrealized appreciation (depreciation)	(162,311,930)	(417,674,101)
Net increase (decrease) in net assets resulting from operations	(147,886,759)	(176,031,794)
Distributions to shareholders From net investment income	(165,533,399)	(155,528,551)
From net realized gain	(62,082,268)	(361,637,025)
Total distributions	(227,615,667)	(517,165,576)
Share transactions - net increase (decrease)	35,814,466	(103,868,167)
Total increase (decrease) in net assets	(339,687,960)	(797,065,537)
Net Assets
Beginning of period	4,163,537,345	4,960,602,882
End of period (including undistributed net investment income of $83,751,354 and $177,028,055, respectively)	$ 3,823,849,385	$ 4,163,537,345

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	8,491,079	$ 126,014,471	15,773,125	$ 262,419,927
Reinvested	14,767,544	225,648,009	31,454,002	514,587,479
Redeemed	(21,830,538)	(322,703,175)	(53,688,174)	(896,416,716)
Net increase (decrease)	1,428,085	$ 28,959,305	(6,461,047)	$ (119,409,310)
Service Class Sold	251,106	$ 3,688,525	741,504	$ 12,184,248
Reinvested	110,168	1,674,550	157,694	2,567,255
Redeemed	(178,671)	(2,639,083)	(251,421)	(4,163,614)
Net increase (decrease)	182,603	$ 2,723,992	647,777	$ 10,587,889
Service Class 2 A Sold	292,461	$ 4,301,743	312,250	$ 5,136,587
Reinvested	19,334	293,108	666	10,842
Redeemed	(32,102)	(463,682)	(11,780)	(194,175)
Net increase (decrease)	279,693	$ 4,131,169	301,136	$ 4,953,254
Distributions From net investment income Initial Class		$ 164,107,625		$ 154,762,338
Service Class		1,212,605		762,991
Service Class 2 A		213,169		3,222
Total		$ 165,533,399		$ 155,528,551
From net realized gain Initial Class		$ 61,540,384		$ 359,825,141
Service Class		461,945		1,804,264
Service Class 2 A		79,939		7,620
Total		$ 62,082,268		$ 361,637,025
		$ 227,615,667		$ 517,165,576

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.27 D	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(.81)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.54)	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.64)	(.60) G	(.60)	(.57)	(.59)	(.57)
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	(1.48)	(.47)
Total distributions	(.88)	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 14.59	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.62)%	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,784,918	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.63% A	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after all expense reductions	.63% A	.61%	.62% F	.63% F	.64% F	.73% F
Ratio of net investment income to average net assets	3.69% A	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	56% A	76%	94%	113%	101%	168%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income D	.26	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(.79)	(1.31)	1.29	1.82	.29
Total from investment operations	(.53)	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.63)	(.59) G	(.60)	(.57)	-
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 14.51	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C	(3.58)%	(4.06)%	11.01%	14.82%	2.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,531	$ 30,583	$ 23,677	$ 5,801	$ 10
Ratio of expenses to average net assets	.73% A	.72%	.74%	.78%	.75% A
Ratio of expenses to average net assets after all expense reductions	.73% A	.71% F	.73% F	.77% F	.75% A
Ratio of net investment income to average net assets	3.59% A	3.62%	3.25%	3.49%	3.52% A
Portfolio turnover rate	56% A	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income C	.25	.53
Net realized and unrealized gain (loss)	(.80)	(.84)
Total from investment operations	(.55)	(.31)
Less Distributions
From net investment income	(.64)	(.59) E
From net realized gain	(.24)	(1.38) E
Total distributions	(.88)	(1.97)
Net asset value, end of period	$ 14.46	$ 15.89
Total Return B	(3.72)%	(1.97)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,401	$ 4,785
Ratio of expenses to average net assets	.89% A	.88% A
Ratio of net investment income to average net assets	3.43% A	3.46% A
Portfolio turnover rate	56% A	76%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class	-16.52%	8.85%	11.70%
Fidelity Asset Manager: Growth Composite	-7.57%	12.49%	14.81%
S&P 500	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
LB 3 Month T-Bill	5.95%	5.48%	5.55%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $20,477 - a 104.77% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,025 - a 190.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,460 - a 64.60% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $24,259 - a 142.59% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	3.3
Microsoft Corp.	2.6
Citigroup, Inc.	2.2
Exxon Mobil Corp.	2.1
Pfizer, Inc.	1.7
11.9
Top Five Market Sectors as of June 30, 2001
(stocks only)	% of fund's net assets
Information Technology	15.2
Financials	14.3
Health Care	12.7
Consumer Discretionary	8.0
Energy	6.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	77.2%
Bond Class	21.8%
Short-Term Class	1.0%

* Foreign investments 3.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager: Growth Portfolio

Q. How did the fund perform, Bart?

A. For the six-month period that ended June 30, 2001, the fund underperformed the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -3.53% and -2.87%, respectively. Similarly, for the 12 months that ended June 30, 2001, the fund trailed the Fidelity Composite index and Lipper average, which returned -7.57% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence
performance during the six-month period?

A. I continued to overweight equities, allocating just over 77% - compared to 70% in a neutral weighting - to stocks on average during the period. Maintaining a longer-term view with this fund, I felt that I needed to carry some additional exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. We benefited from allocating much of the bond subportfolio to high-yield securities - not included in the benchmark - which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the index.

Q. What factors influenced the fund's equity holdings?

A. Steve Snider - who directed the fund's equity investments - used quantitative models that emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. As was the case for the fund in 2000, diversified financial stocks led the way - including auto financing firm AmeriCredit, BancWest and insurer Loews - followed by health stocks. Despite lagging the overall market, the health sector provided us with several winners from the service industry, most notably Quest Diagnostics, Tenet Healthcare and Caremark Rx. On the down side, the fund suffered a sharp sell-off in energy stocks late in the period, particularly among exploration and production companies such as EOG Resources and Mitchell Energy. Finally, the fund's positioning in technology - the period's worst performing sector - dampened returns. Despite owning a handful of smaller-cap stocks from the software group, such as Advent and NVIDIA, that bucked the tech-wreck and fared well, we had several tech hardware names that fell apart during the period. Three stocks - Powerwave Technologies, Waters and TranSwitch - accounted for more than a third of our underperformance relative to the index. We trailed our Lipper peers, because they tended to be more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. On the high-yield front, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager: Growth Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: maximize total return over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: January 3, 1995

Size: as of June 30, 2001, more than $443 million

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	314	$ 1,178
Automobiles - 0.3%
Harley-Davidson, Inc.	25,900	1,219,372
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	18,450	476,933
International Game Technology (a)	33,300	2,089,575
Starbucks Corp. (a)	14,800	325,748
Tricon Global Restaurants, Inc. (a)	15,800	693,620
Wendy's International, Inc.	18,000	459,720
		4,045,596
Household Durables - 0.4%
Lennar Corp.	20,000	834,000
Pulte Homes, Inc.	21,900	933,597
		1,767,597
Media - 2.5%
AOL Time Warner, Inc. (a)	130,500	6,916,500
NTL, Inc. warrants 10/14/08 (a)	427	2,562
Viacom, Inc. Class B (non-vtg.) (a)	46,100	2,385,675
Walt Disney Co.	63,400	1,831,626
		11,136,363
Multiline Retail - 1.9%
Kohls Corp. (a)	2,500	156,825
Sears, Roebuck & Co.	24,500	1,036,595
The May Department Stores Co.	24,500	839,370
Wal-Mart Stores, Inc.	135,900	6,631,920
		8,664,710
Specialty Retail - 1.3%
Home Depot, Inc.	70,400	3,277,120
RadioShack Corp.	17,500	533,750
Talbots, Inc.	46,600	2,038,750
		5,849,620
Textiles & Apparel - 0.3%
Liz Claiborne, Inc.	7,400	373,330
Reebok International Ltd. (a)	24,000	766,800
		1,140,130
TOTAL CONSUMER DISCRETIONARY		33,824,566
CONSUMER STAPLES - 3.5%
Beverages - 1.4%
PepsiCo, Inc.	66,800	2,952,560
The Coca-Cola Co.	75,300	3,388,500
		6,341,060
Food & Drug Retailing - 0.3%
Sysco Corp.	46,200	1,254,330

	Shares	Value (Note 1)
Food Products - 0.4%
Campbell Soup Co.	20,000	$ 515,000
Hershey Foods Corp.	20,000	1,234,200
		1,749,200
Household Products - 0.6%
Procter & Gamble Co.	39,800	2,539,240
Tobacco - 0.8%
Philip Morris Companies, Inc.	68,500	3,476,375
TOTAL CONSUMER STAPLES		15,360,205
ENERGY - 6.3%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	14,000	431,480
Nabors Industries, Inc. (a)	11,700	435,240
Schlumberger Ltd. (NY Shares)	21,100	1,110,915
Tidewater, Inc.	18,000	678,600
		2,656,235
Oil & Gas - 5.7%
Anadarko Petroleum Corp.	11,200	605,136
Apache Corp.	13,000	659,750
Ashland, Inc.	25,000	1,002,500
Devon Energy Corp.	29,000	1,522,500
EOG Resources, Inc.	40,900	1,453,995
Equitable Resources, Inc.	49,600	1,652,176
Exxon Mobil Corp.	106,000	9,259,100
Mitchell Energy & Development Corp. Class A	29,800	1,378,250
Noble Affiliates, Inc.	41,500	1,467,025
Royal Dutch Petroleum Co. (NY Shares)	65,200	3,799,204
Valero Energy Corp.	50,100	1,842,678
XTO Energy, Inc.	47,550	682,343
		25,324,657
TOTAL ENERGY		27,980,892
FINANCIALS - 14.3%
Banks - 3.9%
BancWest Corp.	83,300	2,865,520
Bank of America Corp.	49,900	2,995,497
Bank of New York Co., Inc.	14,700	705,600
City National Corp.	19,200	850,368
Comerica, Inc.	27,200	1,566,720
Golden State Bancorp, Inc.	66,300	2,042,040
Golden West Financial Corp.	12,400	796,576
Greenpoint Financial Corp.	19,600	752,640
Northern Trust Corp.	10,100	652,460
Washington Mutual, Inc.	42,000	1,577,100
Wells Fargo & Co.	51,900	2,409,717
		17,214,238
Diversified Financials - 7.2%
AMBAC Financial Group, Inc.	31,050	1,807,110
American Express Co.	40,500	1,571,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AmeriCredit Corp. (a)	56,200	$ 2,919,590
Citigroup, Inc.	182,200	9,627,448
Fannie Mae	40,500	3,448,575
Federated Investors, Inc. Class B (non-vtg.)	58,900	1,896,580
J.P. Morgan Chase & Co.	57,800	2,577,880
Lehman Brothers Holdings, Inc.	8,500	660,875
MBNA Corp.	39,800	1,311,410
Merrill Lynch & Co., Inc.	24,000	1,422,000
Morgan Stanley Dean Witter & Co.	34,200	2,196,666
SEI Investments Co.	10,400	491,400
USA Education, Inc.	29,100	2,124,300
		32,055,234
Insurance - 3.0%
American International Group, Inc.	70,400	6,054,400
Arthur J. Gallagher & Co.	56,600	1,471,600
Fidelity National Financial, Inc.	19,100	469,287
Jefferson-Pilot Corp.	35,700	1,725,024
Loews Corp.	26,800	1,726,724
MGIC Investment Corp.	13,000	944,320
PMI Group, Inc.	11,300	821,058
		13,212,413
Real Estate - 0.2%
Crescent Real Estate Equities Co.	2,500	61,425
Host Marriott Corp.	59,600	746,192
		807,617
TOTAL FINANCIALS		63,289,502
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Albany Molecular Research, Inc. (a)	33,500	1,331,625
Amgen, Inc. (a)	31,200	1,935,960
IDEC Pharmaceuticals Corp. (a)	27,600	1,788,756
		5,056,341
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	28,000	1,372,000
Cytyc Corp. (a)	34,800	800,400
Hillenbrand Industries, Inc.	9,600	548,256
Medtronic, Inc.	36,500	1,679,365
		4,400,021
Health Care Providers & Services - 2.7%
Bergen Brunswig Corp. Class A	37,000	711,140
Cardinal Health, Inc.	11,250	776,250
Caremark Rx, Inc. (a)	75,800	1,246,910
CIGNA Corp.	10,400	996,528
Quest Diagnostics, Inc. (a)	13,800	1,032,930
Tenet Healthcare Corp. (a)	46,000	2,373,140
Trigon Healthcare, Inc. (a)	26,700	1,731,495

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	23,400	$ 1,444,950
Universal Health Services, Inc. Class B (a)	40,600	1,847,300
		12,160,643
Pharmaceuticals - 7.9%
Abbott Laboratories	47,100	2,261,271
American Home Products Corp.	39,600	2,314,224
Bristol-Myers Squibb Co.	59,800	3,127,540
Eli Lilly & Co.	34,300	2,538,200
Forest Laboratories, Inc. (a)	27,200	1,931,200
IVAX Corp. (a)	47,375	1,847,625
Johnson & Johnson	101,456	5,072,800
Merck & Co., Inc.	73,600	4,703,776
Pfizer, Inc.	192,100	7,693,605
Pharmacia Corp.	39,400	1,810,430
Schering-Plough Corp.	44,500	1,612,680
		34,913,351
TOTAL HEALTH CARE		56,530,356
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.8%
Aeroflex, Inc. (a)	21,800	230,862
General Dynamics Corp.	9,700	754,757
Lockheed Martin Corp.	19,000	703,950
Precision Castparts Corp.	52,800	1,975,776
		3,665,345
Airlines - 0.2%
Southwest Airlines Co.	55,650	1,028,969
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	3,000	125,610
DeVry, Inc. (a)	3,600	130,032
DST Systems, Inc. (a)	27,000	1,422,900
Waste Management, Inc.	44,000	1,356,080
		3,034,622
Electrical Equipment - 0.3%
C&D Technologies, Inc.	14,000	434,000
Energizer Holdings, Inc. (a)	40,000	918,000
		1,352,000
Industrial Conglomerates - 4.0%
General Electric Co.	301,400	14,693,235
Tyco International Ltd.	53,100	2,893,950
		17,587,185
Machinery - 0.1%
SPX Corp. (a)	3,300	413,094
Road & Rail - 0.1%
Norfolk Southern Corp.	14,000	289,800
TOTAL INDUSTRIALS		27,371,015
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.7%
Brocade Communications System, Inc. (a)	7,400	320,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	218,600	$ 4,234,282
Juniper Networks, Inc. (a)	7,200	223,524
Lucent Technologies, Inc.	101,000	626,200
McDATA Corp. Class A (a)	2,440	48,678
Nortel Networks Corp.	94,000	854,460
Scientific-Atlanta, Inc.	30,000	1,218,000
		7,526,082
Computers & Peripherals - 3.0%
Dell Computer Corp. (a)	78,500	2,127,350
EMC Corp. (a)	66,300	1,926,015
Hewlett-Packard Co.	60,600	1,733,160
International Business Machines Corp.	53,500	6,045,500
Sun Microsystems, Inc. (a)	98,500	1,595,700
		13,427,725
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A (a)	11,800	472,590
Arrow Electronics, Inc. (a)	50,000	1,214,500
Newport Corp.	8,000	211,120
PerkinElmer, Inc.	18,400	506,552
Technitrol, Inc.	36,800	956,800
Tektronix, Inc. (a)	22,400	608,160
Waters Corp. (a)	22,200	612,942
		4,582,664
Internet Software & Services - 0.1%
Internet Security Systems, Inc. (a)	8,500	420,750
Semiconductor Equipment & Products - 2.6%
Applied Micro Circuits Corp. (a)	17,200	303,752
Cirrus Logic, Inc. (a)	75,000	1,909,500
Exar Corp. (a)	33,900	681,390
Intel Corp.	204,300	6,229,107
Linear Technology Corp.	11,900	555,016
Texas Instruments, Inc.	52,600	1,656,900
Transwitch Corp. (a)	25,200	248,472
		11,584,137
Software - 6.6%
Advent Software, Inc. (a)	30,200	1,963,000
BEA Systems, Inc. (a)	22,400	744,128
Cadence Design Systems, Inc. (a)	65,500	1,220,265
Cerner Corp. (a)	32,500	1,392,625
i2 Technologies, Inc. (a)	18,400	360,456
Jack Henry & Associates, Inc.	66,000	2,003,100
Mentor Graphics Corp. (a)	58,500	1,041,300
Mercury Interactive Corp. (a)	7,700	474,397
Microsoft Corp. (a)	162,000	11,665,620
NVIDIA Corp. (a)	12,100	1,114,047
Oracle Corp. (a)	171,300	3,367,758
Rational Software Corp. (a)	29,500	837,505
Siebel Systems, Inc. (a)	18,200	862,680

	Shares	Value (Note 1)
Sybase, Inc. (a)	80,200	$ 1,319,290
TIBCO Software, Inc. (a)	11,100	153,291
VERITAS Software Corp. (a)	10,500	713,160
		29,232,622
TOTAL INFORMATION TECHNOLOGY		66,773,980
MATERIALS - 0.4%
Chemicals - 0.2%
Cabot Corp.	21,500	774,430
Metals & Mining - 0.0%
Placer Dome, Inc.	8,800	86,024
Paper & Forest Products - 0.2%
Boise Cascade Corp.	21,500	756,155
TOTAL MATERIALS		1,616,609
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	114,300	2,514,600
BellSouth Corp.	57,000	2,295,390
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	910
Ono Finance PLC rights 5/31/09 (a)(f)	310	930
Qwest Communications International, Inc.	50,500	1,609,435
SBC Communications, Inc.	103,100	4,130,186
Verizon Communications	82,700	4,424,450
		14,975,901
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	10,900
TOTAL TELECOMMUNICATION SERVICES		14,986,801
UTILITIES - 2.4%
Electric Utilities - 1.2%
Calpine Corp. (a)	37,200	1,406,160
Entergy Corp.	18,000	691,020
IDACORP, Inc.	31,000	1,081,280
NRG Energy, Inc.	50,100	1,106,208
PPL Corp.	16,500	907,500
		5,192,168
Gas Utilities - 0.4%
Kinder Morgan, Inc.	35,100	1,763,775
Multi-Utilities - 0.8%
Dynegy, Inc. Class A	31,800	1,478,700
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Enron Corp.	32,300	$ 1,582,700
Questar Corp.	27,300	675,948
		3,737,348
TOTAL UTILITIES		10,693,291
TOTAL COMMON STOCKS (Cost $324,794,068)		318,427,217
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	22,473	449
Nonconvertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	12,388	1,319,322
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	69	63,480
PRIMEDIA, Inc. Series D, $10.00	3,144	245,232
		1,628,034
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	159,155
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	938	773,850
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	1,260,270
Wireless Telecommunication Services - 0.4%
Dobson Communications Corp.:
$122.50 pay-in-kind	148	119,880
$130.00 pay-in-kind	146	128,480

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	3,180	$ 1,812,600
		2,060,960
TOTAL TELECOMMUNICATION SERVICES		3,321,230
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,882,269
TOTAL PREFERRED STOCKS (Cost $7,346,406)		5,882,718
Corporate Bonds - 14.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 740,000	712,250
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	30,000	30,525
Tenet Healthcare Corp. 6% 12/1/05	B1	1,040,000	996,450
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	500,000	473,750
7% 5/15/09	B2	580,000	549,550
			2,050,275
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	1,030,000	369,513
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	275,000	192,844
TOTAL INFORMATION TECHNOLOGY			562,357
TOTAL CONVERTIBLE BONDS			3,324,882
Nonconvertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	190,000	192,595
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	80,000	48,800
TRW, Inc. 8.75% 5/15/06	Baa2	50,000	53,451
			294,846
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	$ 560,000	$ 571,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	840,000	813,595
HMH Properties, Inc. 7.875% 8/1/08	Ba2	865,000	813,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	650,000	653,250
ITT Corp. 7.375% 11/15/15	Ba1	245,000	223,563
Mandalay Resort Group:
9.5% 8/1/08	Ba2	95,000	99,275
10.25% 8/1/07	Ba3	390,000	407,550
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	35,000	36,512
9.75% 6/1/07	Ba2	585,000	624,488
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,635,000	1,320,263
9.75% 6/15/07	B3	135,000	136,688
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	100,000	95,346
Station Casinos, Inc.:
8.375% 2/15/08 (f)	Ba3	200,000	201,000
8.375% 2/15/08	Ba3	380,000	381,900
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	295,000	296,106
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	290,000	295,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	650,000	695,500
			7,665,136
Household Durables - 0.3%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	400,000	398,000
8.875% 4/1/08	Ba3	55,000	55,275
Ryland Group, Inc. 9.125% 6/15/11	B1	220,000	217,800
Sealy Mattress Co. 9.875% 12/15/07	B2	460,000	450,800
			1,121,875
Media - 3.0%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	300,000	294,000
10.875% 10/1/10	B2	245,000	247,450
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	265,000	235,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	$ 257,300	$ 280,779
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	110,000	108,764
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(f)	B3	170,000	59,500
Century Communications Corp. 0% 1/15/08	B2	30,000	14,250
Chancellor Media Corp. 8% 11/1/08	Ba1	40,000	41,350
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	110,000	73,700
0% 4/1/11 (e)	B2	840,000	567,000
0% 5/15/11 (e)(f)	B2	470,000	267,900
10% 4/1/09	B2	705,000	713,813
10% 5/15/11 (f)	B2	260,000	262,600
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	260,000	223,600
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	320,000	294,714
CSC Holdings, Inc.:
7.625% 4/1/11 (f)	Ba1	345,000	330,338
9.25% 11/1/05	Ba3	55,000	56,375
9.875% 5/15/06	Ba3	150,000	156,750
9.875% 4/1/23	B1	70,000	74,900
10.5% 5/15/16	Ba3	500,000	555,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	555,000	310,800
11.75% 12/15/05	B2	345,000	231,150
EchoStar DBS Corp. 9.375% 2/1/09	B1	625,000	615,625
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	990,000	876,150
9.25% 11/1/07	B1	195,000	198,900
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	60,000	56,700
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	375,000	383,438
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	100,000	102,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	340,000	340,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	$ 130,000	$ 113,732
Lamar Media Corp.:
9.25% 8/15/07	B1	435,000	449,138
9.625% 12/1/06	B1	135,000	142,425
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	110,000	103,422
8% 10/17/16	Baa3	80,000	80,694
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	330,000	330,000
NTL, Inc. 0% 4/1/08 (e)	B3	535,000	246,100
Paramount Communications, Inc. 7.5% 1/15/02	A3	110,000	111,670
Pegasus Communications Corp. 9.625% 10/15/05	B3	395,000	351,550
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	765,000	443,700
12.375% 8/1/06	B3	165,000	150,975
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	660,000	658,350
Radio One, Inc. 8.875% 7/1/11 (f)	B3	755,000	755,000
TCI Communications, Inc. 9.8% 2/1/12	A3	190,000	226,127
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	1,475,000	1,135,750
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	135,000	144,690
			13,417,219
Multiline Retail - 0.2%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	100,000	100,524
8.5% 6/15/03	Baa1	50,000	52,695
JCPenney Co., Inc.:
6% 5/1/06	Ba2	75,000	62,250
6.125% 11/15/03	Ba2	25,000	23,750
6.9% 8/15/26	Ba2	192,000	184,320
7.375% 6/15/04	Ba2	75,000	71,625
7.375% 8/15/08	Ba2	25,000	22,250
7.4% 4/1/37	Ba2	75,000	69,000
7.6% 4/1/07	Ba2	25,000	23,125
7.95% 4/1/17	Ba2	40,000	32,400
Kmart Corp. 9.375% 2/1/06	Baa3	140,000	136,500
			778,439

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Textiles & Apparel - 0.0%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	$ 95,000	$ 98,019
TOTAL CONSUMER DISCRETIONARY			23,375,534
CONSUMER STAPLES - 0.5%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	130,000	128,300
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa2	235,000	178,600
6.5% 10/1/03 (f)(h)	Caa2	60,000	57,000
6.875% 8/15/13	Caa2	165,000	122,100
7.625% 4/15/05	Caa2	330,000	287,100
11.25% 7/1/08 (f)	Caa2	460,000	463,450
			1,236,550
Food Products - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	115,000	117,138
Del Monte Corp. 9.25% 5/15/11 (f)	B3	290,000	292,900
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	50,000	48,438
			458,476
Personal Products - 0.1%
Playtex Products, Inc. 9.375% 6/1/11 (f)	B2	185,000	187,775
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	71,846
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	101,446
			173,292
TOTAL CONSUMER STAPLES			2,056,093
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B1	60,000	57,600
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	410,000	383,350
8.5% 3/15/12	B2	425,000	416,500
Nuevo Energy Co. 9.375% 10/1/10	B1	315,000	311,850
Oryx Energy Co.:
8% 10/15/03	Baa1	95,000	99,725
8.375% 7/15/04	Baa1	195,000	207,189
Petro-Canada yankee 7% 11/15/28	A3	50,000	47,898
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	$ 60,000	$ 68,509
Plains Resources, Inc. 10.25% 3/15/06	B2	45,000	46,350
			1,581,371
TOTAL ENERGY			1,638,971
FINANCIALS - 1.9%
Banks - 0.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	20,000	21,246
Bank One Corp. 7.875% 8/1/10	A1	200,000	214,378
BankBoston Corp. 6.625% 2/1/04	A3	60,000	61,286
Capital One Bank 6.65% 3/15/04	Baa3	260,000	258,604
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	100,000	111,639
Den Danske Bank AS 6.375% 6/15/08 (f)(h)	Aa3	170,000	175,610
Home Savings of America FSB 6.5% 8/15/04	A3	90,000	90,667
Korea Development Bank 6.625% 11/21/03	Baa2	95,000	96,611
Long Island Savings Bank FSB 7% 6/13/02	Baa3	140,000	141,949
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	100,000	104,800
9.118% 3/31/49	A1	60,000	66,318
Union Planters Corp. 7.75% 3/1/11	Baa2	100,000	103,280
			1,446,388
Diversified Financials - 1.2%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	125,000	126,909
Amvescap PLC yankee 6.375% 5/15/03	A2	200,000	202,060
Associates Corp. of North America 5.8% 4/20/04	Aa3	180,000	181,618
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	70,000	71,329
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	110,000	111,375
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	90,024
Cellco Finance NV yankee:
12.75% 8/1/05	B3	200,000	160,000
15% 8/1/05	Caa1	300,000	252,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Citigroup, Inc. 7.25% 10/1/10	Aa3	$ 200,000	$ 207,610
ComEd Financing II 8.5% 1/15/27	Baa3	450,000	439,065
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	150,000	153,429
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	100,000	44,500
7% 12/15/06	Caa3	50,000	19,500
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	195,000	87,750
Details Capital Corp. 0% 11/15/07 (e)	B3	85,000	81,600
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	140,000	141,400
Ford Motor Credit Co.:
7.375% 2/1/11	A2	50,000	50,732
7.5% 3/15/05	A2	140,000	145,466
7.875% 6/15/10	A2	180,000	188,759
General Motors Acceptance Corp. 6.75% 1/15/06	A2	40,000	40,792
Household Finance Corp. 6.5% 1/24/06	A2	75,000	76,247
IOS Capital, Inc. 9.75% 6/15/04	Baa2	280,000	278,600
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	250,000	255,000
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	80,000	81,730
NiSource Finance Corp. 7.875% 11/15/10	Baa2	125,000	131,574
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	860,000	731,000
PTC International Finance II SA yankee 11.25% 12/1/09	B2	85,000	88,400
SESI LLC 8.875% 5/15/11 (f)	B1	425,000	420,750
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	40,000	36,718
6.875% 11/15/28	Baa1	65,000	54,625
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	60,000	60,350
6.75% 5/15/09	Baa1	120,000	113,699
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	100,000	108,208
			5,232,819
Real Estate - 0.4%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	100,000	99,161
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust: - continued
7.125% 3/15/04	Baa2	$ 110,000	$ 110,054
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	100,000	101,314
EOP Operating LP:
6.375% 2/15/03	Baa1	100,000	101,599
6.75% 2/15/08	Baa1	100,000	98,431
7.75% 11/15/07	Baa1	100,000	105,622
ERP Operating LP:
6.55% 11/15/01	A3	55,000	55,382
7.1% 6/23/04	A3	100,000	103,214
LNR Property Corp. 10.5% 1/15/09	B1	375,000	375,000
Meditrust Corp. 7.82% 9/10/26	Ba3	360,000	345,600
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	345,000	359,663
			1,855,040
TOTAL FINANCIALS			8,534,247
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	110,000	103,950
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	130,000	133,250
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	460,000	220,800
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	320,000	329,600
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	385,000	393,663
Unilab Corp. 12.75% 10/1/09	B3	150,000	174,000
			1,251,313
TOTAL HEALTH CARE			1,355,263
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	595,000	600,950
Airlines - 0.0%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	30,000	30,406
7.73% 9/15/12	Baa1	10,795	10,733

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	$ 30,000	$ 31,557
			72,696
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	290,000	288,550
7.625% 1/1/06	Ba3	285,000	280,725
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	205,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	198,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	55,000	54,863
Iron Mountain, Inc. 8.625% 4/1/13	B2	215,000	215,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	84,575
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
			1,446,538
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	430,000	455,800
Numatics, Inc. 9.625% 4/1/08	Caa2	30,000	18,900
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	120,000	118,997
			593,697
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	505,000	512,575
Road & Rail - 0.3%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	150,000	139,343
CSX Corp.:
6.25% 10/15/08	Baa2	60,000	58,097
6.46% 6/22/05	Baa2	100,000	101,200
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	220,000	225,020
TFM SA de CV yankee 0% 6/15/09 (e)	B1	970,000	824,500
			1,348,160
TOTAL INDUSTRIALS			4,574,616
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	1,220,000	488,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 100,000	$ 101,638
IT Consulting & Services - 0.0%
Comdisco, Inc.:
6.375% 11/30/01	Caa1	75,000	57,000
7.25% 9/1/02	Caa1	95,000	72,200
			129,200
Semiconductor Equipment & Products - 0.2%
Micron Technology, Inc. 6.5% 9/30/05 (j)	B3	1,000,000	860,000
TOTAL INFORMATION TECHNOLOGY			1,578,838
MATERIALS - 0.9%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	600,000	597,000
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	745,000	461,900
IMC Global, Inc. 7.4% 11/1/02	Ba2	85,000	80,538
			1,139,438
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	70,000	70,350
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	50,000	24,000
7.125% 9/1/02	Caa3	285,000	163,875
7.375% 12/15/26	Caa3	100,000	37,000
8% 4/15/23	Caa3	30,000	11,100
8.375% 1/15/05	Caa3	125,000	50,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	360,000	226,800
9.75% 6/15/07	Caa1	660,000	415,800
Packaging Corp. of America 9.625% 4/1/09	B1	375,000	397,500
			1,396,425
Metals & Mining - 0.3%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	30,000	31,500
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	310,000	325,500
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	805,000	794,133
			1,151,133

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 80,000	$ 77,600
Riverwood International Corp. 10.625% 8/1/07 (f)	B3	275,000	281,875
			359,475
TOTAL MATERIALS			4,046,471
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 6.5% 3/15/29	A2	115,000	97,913
British Telecommunications PLC 7.875% 12/15/05	Baa1	100,000	105,313
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	100,000	107,282
Citizens Communications Co.:
8.5% 5/15/06	Baa2	70,000	71,393
9.25% 5/15/11	Baa2	115,000	119,123
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	80,000	81,164
France Telecom SA:
7.2% 3/1/06 (f)	A3	50,000	51,501
8.5% 3/1/31 (f)	A3	60,000	62,747
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	455,000	401,538
0% 3/1/09 (e)	B3	250,000	182,500
8.6% 6/1/08	B2	10,000	9,750
8.875% 11/1/07	B2	25,000	24,375
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	100,000	99,111
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	982,000	274,960
Nextel International, Inc. 12.75% 8/1/10	Caa1	170,000	52,700
NTL Communications Corp. 0% 10/1/08 (e)	B3	605,000	260,150
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	140,000	137,740
Telefonica Europe BV 8.25% 9/15/30	A2	90,000	94,426
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	80,000	82,400
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	5,000	4,881
TELUS Corp. yankee 8% 6/1/11	Baa2	105,000	106,775
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 685,000	$ 417,850
Triton PCS, Inc. 0% 5/1/08 (e)	B3	1,585,000	1,252,150
			4,097,742
Wireless Telecommunication Services - 1.9%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	15,000	15,038
Dobson Communications Corp. 10.875% 7/1/10	B3	230,000	230,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,440,000	1,432,800
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	545,000	207,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	810,000	704,700
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	2,760,000	1,821,600
0% 2/15/08 (e)	B1	160,000	104,000
Orange PLC yankee 9% 6/1/09	A3	365,000	379,600
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	890,000	551,800
10.625% 7/15/10	B3	135,000	125,550
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	1,635,000	1,340,700
10.375% 11/15/09	Baa1	1,080,000	1,231,200
			8,144,088
TOTAL TELECOMMUNICATION SERVICES			12,241,830
UTILITIES - 0.7%
Electric Utilities - 0.6%
AES Corp.:
9.375% 9/15/10	Ba1	600,000	600,000
9.5% 6/1/09	Ba1	185,000	188,238
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	130,000	119,076
CMS Energy Corp.:
7.5% 1/15/09	Ba3	160,000	149,600
8.375% 7/1/03	Ba3	305,000	301,950
9.875% 10/15/07	Ba3	295,000	306,800
Hydro-Quebec yankee 8.4% 3/28/25	A2	90,000	105,180
Illinois Power Co. 7.5% 6/15/09	Baa1	60,000	60,893
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	170,000	151,618
7.875% 12/15/26 (f)	A3	80,000	72,446

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	$ 105,000	$ 82,950
7.05% 3/1/24	B3	55,000	44,000
7.875% 3/1/02	B3	125,000	113,750
PSI Energy, Inc. 6.65% 6/15/06 (f)	A3	65,000	64,350
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	9,645
			2,370,496
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	25,000	24,680
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	52,219
Sempra Energy 7.95% 3/1/10	A2	40,000	39,628
			116,527
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	540,000	540,000
TOTAL UTILITIES			3,027,023
TOTAL NONCONVERTIBLE BONDS			62,428,886
TOTAL CORPORATE BONDS (Cost $68,503,353)			65,753,768
U.S. Government and Government Agency Obligations - 2.0%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
5.25% 6/15/06	Aaa	85,000	83,778
5.5% 5/2/06	AA-	125,000	123,750
6% 5/15/08	Aaa	350,000	352,296
6.25% 2/1/11	Aa2	65,000	64,177
7.25% 1/15/10	Aaa	200,000	214,906
7.25% 5/15/30	Aaa	105,000	113,742
Federal Home Loan Bank:
5% 2/28/03	Aaa	870,000	877,343
6.375% 11/15/02	Aaa	180,000	184,950
Freddie Mac:
5.75% 3/15/09	Aaa	510,000	501,631
5.875% 3/21/11	Aa2	205,000	196,704
6% 6/15/11	Aaa	150,000	147,840
6.875% 1/15/05	Aaa	85,000	89,356
6.875% 9/15/10	Aaa	300,000	314,859
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,265,332
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bills, yield at date of purchase 3.59% to 3.99% 7/12/01 (g)	-	$ 1,200,000	$ 1,198,907
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	595,000	612,475
6.25% 5/15/30	Aaa	120,000	127,105
6.875% 8/15/25	Aaa	25,000	28,027
8.125% 8/15/19	Aaa	1,080,000	1,344,762
8.875% 8/15/17	Aaa	50,000	65,633
8.875% 2/15/19	Aaa	259,000	343,175
11.25% 2/15/15	Aaa	240,000	363,149
U.S. Treasury Notes:
5.75% 8/15/03	Aaa	310,000	318,813
6.5% 2/15/10	Aaa	125,000	134,258
7% 7/15/06	Aaa	420,000	455,570
7.25% 8/15/04	Aaa	20,000	21,469
7.875% 11/15/04	Aaa	288,000	315,406
TOTAL U.S. TREASURY OBLIGATIONS			5,328,749
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,379,210)			8,594,081
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.0%
6% 4/1/13 to 1/1/29	Aaa	979,655	966,488
6.5% 2/1/26 to 6/1/31	Aaa	3,164,531	3,118,671
7% 8/1/25 to 12/1/29	Aaa	2,167,655	2,180,444
7.5% 5/1/24 to 12/1/30	Aaa	1,533,744	1,565,687
7.5% 7/1/31 (k)	Aaa	1,130,000	1,152,600
TOTAL FANNIE MAE			8,983,890
Freddie Mac - 0.1%
7.5% 8/1/28	Aaa	109,128	111,685
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	522,070	517,173
7% 7/15/28	Aaa	697,591	703,911
7.5% 1/15/26 to 8/15/28	Aaa	645,266	661,937
8% 8/15/30	Aaa	334,237	346,246
8.5% 11/15/30	Aaa	64,680	67,590
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,296,857
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,304,865)			11,392,432
Asset-Backed Securities - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass thru trust 10.875% 3/15/19	Ba2	$ 158,032	$ 90,078
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	150,000	151,898
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	100,000	99,969
CIT Marine Trust 5.8% 4/15/10	Aaa	117,414	119,121
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	5,699	5,687
CPS Auto Receivables Trust 6% 8/15/03	Aaa	33,894	33,916
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	181,041
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	130,630
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	35,000	34,978
6.4% 12/15/02	Aaa	50,000	50,758
7.03% 11/15/03	Aaa	24,000	24,540
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (f)(h)	Baa2	21,631	21,570
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,252
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	41,470	41,333
TOTAL ASSET-BACKED SECURITIES (Cost $1,103,042)			1,037,771
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (f)(h)	Ba3	124,575	59,121
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 100,000	$ 94,937
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	100,000	96,242
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	148,751	155,165
TOTAL U.S. GOVERNMENT AGENCY			346,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,679)			405,465
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	196,650	204,183
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (h)	Aaa	1,472,200	98,223
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	100,000	102,871
Class B, 7.48% 2/1/08	A	80,000	82,125
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (f)(h)	Baa1	220,000	220,274
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	200,000	199,718
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	131,688
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (h)	-	320,000	252,221
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (f)(h)	-	250,000	48,750
Series 1997-B Class E, 7.8912% 9/15/19 (f)(h)	-	100,000	4,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	69,792	65,441

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (f)	Ba1	$ 250,000	$ 236,797
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(h)	Baa3	180,000	168,863
LTC Commercial Mortgage pass thru certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500,000	398,906
Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	100,397	99,612
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(h)	-	125,000	118,327
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,906
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	136,019
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	95,156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,139,537)			2,745,080
Foreign Government and Government Agency Obligations (i) - 0.0%

United Mexican States:
8.375% 1/14/11	Baa3	70,000	70,700
9.875% 2/1/10	Baa3	80,000	87,520
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,914)			158,220
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $149,057)	Aaa	150,000	153,950
Floating Rate Loans - 1.8%

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (h)	-	98,292	93,377
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (h)	Ba2	$ 530,000	$ 535,300
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (h)	-	75,000	75,281
			610,581
Household Durables - 0.1%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (h)	Ba3	91,543	92,230
Tranche C term loan 6.1875% 12/15/05 (h)	Ba3	65,864	66,358
Tranche D term loan 6.4375% 12/15/06 (h)	Ba3	86,236	86,882
			245,470
Media - 0.1%
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (h)	-	228,102	222,399
TOTAL CONSUMER DISCRETIONARY			1,171,827
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (h)	A2	198,251	200,729
FINANCIALS - 0.5%
Diversified Financials - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (h)	-	151,624	141,011
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (h)	-	200,000	200,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (h)	Ba3	100,000	99,000
Tranche B term loan 8.01% 12/31/07 (h)	-	300,000	300,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (h)	Ba3	730,000	720,875
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (h)	Ba2	300,000	277,500
Tranche C term loan 7.75% 12/31/08 (h)	Ba2	300,000	277,500
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (h)	B2	230,000	228,275
			2,244,161

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (h)	-	$ 140,625	$ 140,977
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (h)	B1	194,278	196,464
			337,441
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (h)	Ba3	137,897	136,863
Tranche C term loan 6.9399% 7/21/07 (h)	Ba3	165,476	164,235
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (h)	Ba3	350,000	350,875
			651,973
Machinery - 0.1%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (h)	-	249,375	249,687
TOTAL INDUSTRIALS			901,660
MATERIALS - 0.3%
Chemicals - 0.2%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (h)	-	115,940	116,955
Tranche C term loan 7.219% 6/30/08 (h)	-	211,657	213,509
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (h)	-	392,687	401,523
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (h)	-	200,000	202,000
			933,987
Containers & Packaging - 0.1%
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (h)	-	168,058	168,058
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (h)	-	99,306	98,313
			266,371
TOTAL MATERIALS			1,200,358
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (h)	-	$ 500,000	$ 502,500
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (h)	-	500,000	496,250
			998,750
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (h)	-	500,000	450,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (h)	-	130,000	123,175
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (h)	Ba2	400,000	396,000
			969,175
TOTAL TELECOMMUNICATION SERVICES			1,967,925
TOTAL FLOATING RATE LOANS (Cost $8,151,542)			8,024,101
Commercial Paper - 0.1%

British Telecommunications PLC 4.8538% 10/9/01 (h) (Cost $249,864)	250,000	249,170
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	12,307,214	12,307,214
Fidelity Money Market Central Fund, 4.21% (c)	6,797,743	6,797,743
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	411,900	411,900
TOTAL MONEY MARKET FUNDS (Cost $19,516,857)		19,516,857
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $453,197,394)		442,340,830
NET OTHER ASSETS - 0.3%		1,502,236
NET ASSETS - 100%		$ 443,843,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
59 S&P 500 Stock Index Contracts	Sept. 2001	$ 18,167,575	$ (893,220)
The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,471,990 or 2.6% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,998.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(k) Security purchased on a delayed or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	5.6%	AAA, AA, A	5.0%
Baa	2.8%	BBB	2.2%
Ba	2.9%	BB	3.1%
B	7.7%	B	7.6%
Caa	1.6%	CCC	1.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $82,303,653 and $98,871,212, respectively of which long-term U.S. Government and government agency obligations aggregated $13,896,750 and $19,170,340, respectively.

The market value of futures contracts opened and closed during the period amounted to $41,016,688 and $39,597,351, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $860,000 or 0.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these instruments amounted to $8,024,101 or 1.8% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $452,830,695. Net unrealized depreciation aggregated $10,489,865, of which $51,469,211 related to appreciated investment securities and $61,959,076 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $395,844) (cost $453,197,394) - See accompanying schedule		$ 442,340,830
Cash		330,529
Receivable for investments sold		2,194,390
Receivable for fund shares sold		276,530
Dividends receivable		208,534
Interest receivable		1,387,691
Receivable for daily variation on futures contracts		69,325
Other receivables		219
Total assets		446,808,048
Liabilities
Payable for investments purchased Regular delivery	$ 1,053,955
Delayed delivery	1,160,722
Payable for fund shares redeemed	53,249
Accrued management fee	216,496
Distribution fees payable	1,973
Other payables and accrued expenses	66,687
Collateral on securities loaned, at value	411,900
Total liabilities		2,964,982
Net Assets		$ 443,843,066
Net Assets consist of:
Paid in capital		$ 460,545,821
Undistributed net investment income		7,817,905
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,770,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,749,769)
Net Assets		$ 443,843,066
Initial Class: Net Asset Value, offering price and redemption price per share ($427,590,466 ÷ 33,438,967 shares)		$12.79
Service Class: Net Asset Value, offering price and redemption price per share ($10,997,633 ÷ 865,147 shares)		$12.71
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,254,967 ÷ 414,647 shares)		$12.67

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 1,957,179
Interest		5,732,568
Security lending		9,500
Total income		7,699,247
Expenses
Management fee	$ 1,334,813
Transfer agent fees	152,804
Distribution fees	10,901
Accounting and security lending fees	87,698
Non-interested trustees' compensation	818
Custodian fees and expenses	12,669
Audit	13,654
Legal	1,136
Reports to shareholders	37,486
Miscellaneous	214
Total expenses before reductions	1,652,193
Expense reductions	(2,471)	1,649,722
Net investment income		6,049,525
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,815,323)
Foreign currency transactions	17
Futures contracts	(1,884,444)	(13,699,750)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(20,591,335)
Assets and liabilities in foreign currencies	(28)
Futures contracts	(57,317)	(20,648,680)
Net gain (loss)		(34,348,430)
Net increase (decrease) in net assets resulting from operations		$ (28,298,905)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 6,049,525	$ 14,340,647
Net realized gain (loss)	(13,699,750)	16,729,357
Change in net unrealized appreciation (depreciation)	(20,648,680)	(102,678,511)
Net increase (decrease) in net assets resulting from operations	(28,298,905)	(71,608,507)
Distributions to shareholders From net investment income	(13,343,864)	(11,727,781)
From net realized gain	(16,105,049)	(47,570,525)
Total distributions	(29,448,913)	(59,298,306)
Share transactions - net increase (decrease)	3,885,938	37,231,520
Total increase (decrease) in net assets	(53,861,880)	(93,675,293)
Net Assets
Beginning of period	497,704,946	591,380,239
End of period (including undistributed net investment income of $7,817,905 and $15,347,357, respectively)	$ 443,843,066	$ 497,704,946

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	1,407,564	$ 18,498,741	3,923,103	$ 63,060,473
Reinvested	2,071,741	28,507,156	3,619,549	58,129,957
Redeemed	(3,502,317)	(45,740,931)	(5,674,304)	(91,790,709)
Net increase (decrease)	(23,012)	$ 1,264,966	1,868,348	$ 29,399,721
Service Class Sold	49,805	$ 662,883	313,089	$ 5,014,523
Reinvested	53,533	732,326	72,504	1,157,887
Redeemed	(107,714)	(1,378,918)	(108,353)	(1,714,212)
Net increase (decrease)	(4,376)	$ 16,291	277,240	$ 4,458,198
Service Class 2 A Sold	195,646	$ 2,557,350	230,119	$ 3,591,200
Reinvested	15,343	209,431	655	10,461
Redeemed	(12,526)	(162,100)	(14,590)	(228,060)
Net increase (decrease)	198,463	$ 2,604,681	216,184	$ 3,373,601
Distributions From net investment income Initial Class		$ 12,927,664		$ 11,501,649
Service Class		322,572		224,107
Service Class 2 A		93,628		2,025
Total		$ 13,343,864		$ 11,727,781
From net realized gain Initial Class		$ 15,579,492		$ 46,628,308
Service Class		409,754		933,781
Service Class 2 A		115,803		8,436
Total		$ 16,105,049		$ 47,570,525
		$ 29,448,913		$ 59,298,306

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.17 D	.42D	.40D	.41D	.36D	.21
Net realized and unrealized gain (loss)	(.93)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(.76)	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.39)	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	(.02)	(.75)
Total distributions	(.86)	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 12.79	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(5.69)%	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 427,590	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.72% A	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after all expense reductions	.72% A	.68% F	.70% F	.72% F	.76% F	.85% F
Ratio of net investment income to average net assets	2.65% A	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	38% A	147%	92%	98%	90%	120%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income D	.16	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(.93)	(2.50)	2.03	2.14	.34
Total from investment operations	(.77)	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.37)	(.36)	(.41)	(.34)	-
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 12.71	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C	(5.79)%	(12.54)%	15.13%	17.18%	2.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,998	$ 12,449	$ 10,825	$ 3,165	$ 10
Ratio of expenses to average net assets	.82% A	.80%	.82%	.89%	.87% A
Ratio of expenses to average net assets after all expense reductions	.82% A	.79% F	.81% F	.88% F	.87% A
Ratio of net investment income to average net assets	2.54% A	2.50%	2.27%	2.65%	2.70% A
Portfolio turnover rate	38% A	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income D	.15	.34
Net realized and unrealized gain (loss)	(.93)	(1.96)
Total from investment operations	(.78)	(1.62)
Less Distributions
From net investment income	(.38)	(.36)
From net realized gain	(.47)	(1.50)
Total distributions	(.85)	(1.86)
Net asset value, end of period	$ 12.67	$ 14.30
Total Return B, C	(5.88)%	(10.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,255	$ 3,091
Ratio of expenses to average net assets	.98% A	.97% A
Ratio of expenses to average net assets after all expense reductions	.98% A	.95% A, F
Ratio of net investment income to average net assets	2.38% A	2.33% A
Portfolio turnover rate	38% A	147%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Balanced - Service Class	-5.36%	9.14%	9.22%
Fidelity Balanced 60/40 Composite	-4.78%	12.02%	14.54%
S&P 500	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
Variable Annuity Balanced Funds Average	-0.54%	10.31%	n/a

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $17,731 - a 77.31% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,783 - a 197.83% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,811 - a 68.11% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,140 - a 141.40% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Microsoft Corp.	2.1
Philip Morris Companies, Inc.	1.5
Pfizer, Inc.	1.4
Citigroup, Inc.	1.4
9.0
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	14.2
Information Technology	11.0
Consumer Discretionary	10.1
Health Care	7.3
Industrials	7.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	58.9%
Bonds	37.8%
Short-Term Investments and Net Other Assets	3.1%
Other Investments	0.2%

* Foreign investments 4.3%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with John Avery (right), Lead Portfolio Manager of Balanced Portfolio, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the six months that ended June 30, 2001, the fund outperformed both the Fidelity Balanced 60/40 Composite Index and the variable annuity balanced funds average tracked by Lipper Inc., which returned -2.43% and -1.72%, respectively. For the 12 months that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -4.78% and -0.54%, respectively.

Q. Why did the fund beat its benchmark and peer group average during the past six months?

J.A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around on both fronts. A good portion of our advantage relative to the index in particular came from equities due to our underweighting in technology, by far the market's worst performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in some of tech's fallen stars - namely Nortel, Cisco, Corning and Oracle - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. I emphasized a handful of stocks, including NVIDIA, KLA Tencor, LAM Research and Novellus, which bucked the downturn and performed extremely well. On top of our cyclical positioning, I had a sizable stable-growth component in the portfolio that also fared well. Names such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop. Some of the stocks I've mentioned thus far were no longer held at the end of the period.

Q. What other stocks had a big influence on performance during the period?

J.A. Philip Morris was another great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Alcoa benefited from the emerging power shortages plaguing the western U.S., electing to idle its aluminum production in certain regions and sell its high-priced power back to the grid operators. On the down side, our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. I still own many of the brokers, such as Charles Schwab, because I feel they're a good place to be over the long term. I also got caught holding too much American Express, as the stock slumped when business began to slow. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 36% during the period.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It was a significant contributor to performance during the past six months. Aggressive Fed easing and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Curve positioning was critical, as we were overweighted in the intermediate part of the curve where most of the returns were concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key, and I managed to capitalize on the volatility that marked the corporate market during the period. Finally, diversification proved invaluable, as I was able to avoid several major credit problems pervading the period, most notably the meltdown in the technology space and the California utility debacle.

Q. John, what's your outlook?

J.A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2001, more than $296 million

Manager: John Avery, since 1998, and Kevin Grant since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
TRW, Inc.	10,200	$ 418,200
Automobiles - 0.2%
Ford Motor Co.	18,800	461,540
Hotels Restaurants & Leisure - 0.0%
Six Flags, Inc. (a)	3,400	71,536
Household Durables - 0.7%
Black & Decker Corp.	11,800	465,628
Maytag Corp.	14,900	435,974
Mohawk Industries, Inc. (a)	17,900	630,080
Whirlpool Corp.	7,600	475,000
		2,006,682
Media - 3.6%
AOL Time Warner, Inc. (a)	48,812	2,587,036
AT&T Corp. - Liberty Media Group Class A (a)	45,700	799,293
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	200	2
Clear Channel Communications, Inc. (a)	5,900	369,930
General Motors Corp. Class H	19,200	388,800
McGraw-Hill Companies, Inc.	29,100	1,924,965
NTL, Inc. warrants 10/14/08 (a)	199	1,194
Omnicom Group, Inc.	16,600	1,427,600
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	38
Viacom, Inc. Class B (non-vtg.) (a)	41,711	2,158,524
Walt Disney Co.	31,400	907,146
		10,564,528
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	16,700	700,231
Dillards, Inc. Class A	31,200	476,424
Federated Department Stores, Inc. (a)	13,400	569,500
JCPenney Co., Inc.	17,100	450,756
Kmart Corp. (a)	53,200	610,204
Sears, Roebuck & Co.	1,900	80,389
Wal-Mart Stores, Inc.	33,100	1,615,280
		4,502,784
Specialty Retail - 1.2%
AutoNation, Inc.	3,700	42,920
Gap, Inc.	25,900	751,100
Home Depot, Inc.	29,750	1,384,863
Lowe's Companies, Inc.	8,900	645,695
Mothers Work, Inc. (a)(k)	3	22
Staples, Inc. (a)	54,600	820,092
		3,644,692
TOTAL CONSUMER DISCRETIONARY		21,669,962
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	12,500	515,000

	Shares	Value (Note 1)
PepsiCo, Inc.	19,000	$ 839,800
The Coca-Cola Co.	27,600	1,242,000
		2,596,800
Food & Drug Retailing - 0.3%
Rite Aid Corp. (a)	75,800	682,200
Rite Aid Corp. (a)(k)	29,000	234,900
Rite Aid Corp. warrants 6/27/06 (a)(k)	4,243	21,215
		938,315
Food Products - 0.1%
Quaker Oats Co.	3,700	337,625
Household Products - 0.9%
Colgate-Palmolive Co.	12,600	743,274
Kimberly-Clark Corp.	12,100	676,390
Procter & Gamble Co.	18,200	1,161,160
		2,580,824
Personal Products - 0.6%
Gillette Co.	64,900	1,881,451
Tobacco - 1.5%
Philip Morris Companies, Inc.	84,500	4,288,375
TOTAL CONSUMER STAPLES		12,623,390
ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	23,900	800,650
Diamond Offshore Drilling, Inc.	10,200	337,110
Halliburton Co.	15,200	541,120
Schlumberger Ltd. (NY Shares)	9,300	489,645
Transocean Sedco Forex, Inc.	10,400	429,000
		2,597,525
Oil & Gas - 2.2%
Chevron Corp.	10,600	959,300
Conoco, Inc. Class B	32,300	933,470
Exxon Mobil Corp.	44,366	3,875,370
Royal Dutch Petroleum Co. (NY Shares)	16,200	943,974
		6,712,114
TOTAL ENERGY		9,309,639
FINANCIALS - 9.6%
Banks - 2.0%
Bank of America Corp.	33,900	2,035,017
Bank of New York Co., Inc.	40,900	1,963,200
FleetBoston Financial Corp.	19,100	753,495
Pacific Century Financial Corp.	31,500	812,385
U.S. Bancorp	20,000	455,800
		6,019,897
Diversified Financials - 5.6%
American Express Co.	30,500	1,183,400
Bear Stearns Companies, Inc.	7,700	454,069
Charles Schwab Corp.	79,250	1,212,525
Citigroup, Inc.	78,900	4,169,076
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	22,600	$ 1,924,390
Freddie Mac	28,200	1,974,000
Household International, Inc.	9,100	606,970
J.P. Morgan Chase & Co.	44,300	1,975,780
Merrill Lynch & Co., Inc.	26,600	1,576,050
Morgan Stanley Dean Witter & Co.	23,700	1,522,251
		16,598,511
Insurance - 2.0%
AFLAC, Inc.	19,300	607,757
Allstate Corp.	17,600	774,224
American International Group, Inc.	48,150	4,140,900
Conseco, Inc.	22,800	311,220
		5,834,101
TOTAL FINANCIALS		28,452,509
HEALTH CARE - 7.1%
Biotechnology - 0.5%
Amgen, Inc. (a)	18,600	1,154,130
Immunex Corp. (a)	22,500	383,625
		1,537,755
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc.	17,400	630,576
Becton, Dickinson & Co.	18,100	647,799
Guidant Corp. (a)	24,200	871,200
Medtronic, Inc.	20,200	929,402
St. Jude Medical, Inc. (a)	14,200	852,000
		3,930,977
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	6,800	469,200
McKesson HBOC, Inc.	13,300	493,696
		962,896
Pharmaceuticals - 4.9%
Allergan, Inc.	5,700	487,350
American Home Products Corp.	33,700	1,969,428
Bristol-Myers Squibb Co.	40,400	2,112,920
Eli Lilly & Co.	18,400	1,361,600
Johnson & Johnson	18,000	900,000
Merck & Co., Inc.	21,900	1,399,629
Pfizer, Inc.	105,300	4,217,265
Pharmacia Corp.	9,400	431,930
Schering-Plough Corp.	44,100	1,598,184
		14,478,306
TOTAL HEALTH CARE		20,909,934
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
General Dynamics Corp.	17,300	1,346,113

	Shares	Value (Note 1)
Building Products - 0.3%
Masco Corp.	32,200	$ 803,712
Commercial Services & Supplies - 0.2%
ANC Rental Corp. (a)	462	1,848
Ecolab, Inc.	14,800	606,356
		608,204
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	8,100	238,545
Industrial Conglomerates - 3.6%
General Electric Co.	159,400	7,770,750
Minnesota Mining & Manufacturing Co.	8,200	935,620
Tyco International Ltd.	38,570	2,102,065
		10,808,435
Machinery - 1.2%
Albany International Corp. Class A (a)	20,700	391,230
Caterpillar, Inc.	16,100	805,805
Danaher Corp.	13,100	733,600
Eaton Corp.	10,000	701,000
Illinois Tool Works, Inc.	7,900	500,070
Ingersoll-Rand Co.	12,800	527,360
		3,659,065
Road & Rail - 0.4%
Norfolk Southern Corp.	16,000	331,200
Union Pacific Corp.	16,200	889,542
		1,220,742
TOTAL INDUSTRIALS		18,684,816
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.8%
CIENA Corp. (a)	5,300	201,771
Cisco Systems, Inc. (a)	50,600	980,122
Comverse Technology, Inc. (a)	7,500	432,075
Harris Corp.	8,500	231,285
Motorola, Inc.	34,300	568,008
		2,413,261
Computers & Peripherals - 1.6%
Dell Computer Corp. (a)	38,000	1,029,800
EMC Corp. (a)	13,300	386,365
Hewlett-Packard Co.	8,600	245,960
International Business Machines Corp.	18,900	2,135,700
Sun Microsystems, Inc. (a)	51,000	826,200
		4,624,025
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	11,700	380,250
Amphenol Corp. Class A (a)	9,600	384,480
Arrow Electronics, Inc. (a)	11,200	272,048
Avnet, Inc.	25,882	580,274
AVX Corp.	18,200	382,200
Insilco Corp. warrants 8/15/07 (a)	60	0
KEMET Corp. (a)	18,500	366,485
Millipore Corp.	9,300	576,414
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc.	11,200	$ 308,336
Tektronix, Inc. (a)	7,300	198,195
Thermo Electron Corp. (a)	15,000	330,300
		3,778,982
Semiconductor Equipment & Products - 4.2%
Applied Materials, Inc. (a)	8,800	452,584
ASML Holding NV (NY Shares) (a)	15,000	338,250
Atmel Corp. (a)	24,200	313,390
Axcelis Technologies, Inc.	11,700	175,149
Cabot Microelectronics Corp. (a)	6,000	375,060
Cypress Semiconductor Corp. (a)	23,300	555,705
Fairchild Semiconductor International, Inc. Class A (a)	51,100	1,175,300
Helix Technology, Inc.	16,900	515,112
Hynix Semiconductor, Inc. (a)	79,300	170,429
Integrated Circuit Systems, Inc. (a)	28,900	551,990
Integrated Device Technology, Inc. (a)	15,100	454,208
Intel Corp.	40,000	1,219,600
Intersil Corp. Class A (a)	11,900	406,980
KLA-Tencor Corp. (a)	11,500	675,050
LAM Research Corp. (a)	23,700	712,185
LTX Corp. (a)	17,300	444,956
Mattson Technology, Inc. (a)	5,000	84,900
Micron Technology, Inc. (a)	37,200	1,528,920
National Semiconductor Corp. (a)	18,800	547,456
Teradyne, Inc. (a)	51,200	1,694,720
Varian Semiconductor Equipment Associates, Inc. (a)	5,400	219,240
		12,611,184
Software - 2.8%
Computer Associates International, Inc.	21,500	774,000
Microsoft Corp. (a)	87,600	6,308,076
NVIDIA Corp. (a)	13,900	1,279,773
		8,361,849
TOTAL INFORMATION TECHNOLOGY		31,789,301
MATERIALS - 2.3%
Chemicals - 1.0%
Dow Chemical Co.	27,900	927,675
E.I. du Pont de Nemours and Co.	15,104	728,617
Praxair, Inc.	28,200	1,325,400
		2,981,692
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,600	277,144

	Shares	Value (Note 1)
Metals & Mining - 0.9%
Alcan, Inc.	17,800	$ 750,092
Alcoa, Inc.	44,700	1,761,180
		2,511,272
Paper & Forest Products - 0.3%
Georgia-Pacific Group	8,300	280,955
International Paper Co.	19,400	692,580
		973,535
TOTAL MATERIALS		6,743,643
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	37,504	825,088
BellSouth Corp.	31,900	1,284,613
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	70	1
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	145
warrants 1/15/07 (CV ratio .6) (a)	50	25
McCaw International Ltd. warrants 4/16/07 (a)(f)	290	290
Ono Finance PLC rights 5/31/09 (a)(f)	210	630
Qwest Communications International, Inc.	14,200	452,554
SBC Communications, Inc.	35,070	1,404,904
Verizon Communications	34,200	1,829,700
		5,797,950
UTILITIES - 0.5%
Electric Utilities - 0.3%
AES Corp. (a)	22,600	972,930
Multi-Utilities - 0.2%
Enron Corp.	10,400	509,600
TOTAL UTILITIES		1,482,530
TOTAL COMMON STOCKS (Cost $133,018,661)		157,463,674
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	6,717	134
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	6,466	$ 688,629
PRIMEDIA, Inc. Series F, $9.20	4,135	314,260
		1,002,889
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	49,736
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $7.875	255	253,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,305,816
TOTAL PREFERRED STOCKS (Cost $1,284,665)		1,305,950
Corporate Bonds - 13.2%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (f)	-	$ 50,000	56,750
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	B1	200,000	122,000
TOTAL CONVERTIBLE BONDS			178,750
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.0%
Accuride Corp. 9.25% 2/1/08	B2	100,000	65,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	125,000	76,250
			141,250
Hotels Restaurants & Leisure - 0.5%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	170,000	176,800
Extended Stay America, Inc. 9.875% 6/15/11 (f)	B2	120,000	119,100

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	$ 90,000	$ 90,900
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	300,000	303,000
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	160,000	158,800
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	200,000	190,692
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	200,000	199,500
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	150,000	153,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	190,000	203,300
			1,595,092
Household Durables - 0.1%
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	20,000	19,350
Ryland Group, Inc. 9.125% 6/15/11	B1	160,000	158,400
			177,750
Media - 1.8%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	270,000	251,100
Adelphia Communications Corp. 10.875% 10/1/10	B2	150,000	151,500
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	650,000	642,694
Cable Satisfaction International, Inc. yankee 12.75% 3/1/10	Caa2	200,000	100,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	385,000	257,950
8.25% 4/1/07	B2	180,000	169,200
10.75% 10/1/09	B2	70,000	72,100
Continental Cablevision, Inc. 8.3% 5/15/06	A3	115,000	123,819
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	710,000	397,600
Granite Broadcasting Corp. 10.375% 5/15/05	Caa1	91,000	60,060
News America Holdings, Inc. 7.375% 10/17/08	Baa3	500,000	507,690
News America, Inc. 7.28% 6/30/28	Baa3	200,000	178,800
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	40,000	40,000
NTL, Inc. 0% 4/1/08 (d)	B3	260,000	119,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	$ 170,000	$ 171,700
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	120,000	119,700
Radio One, Inc. 8.875% 7/1/11 (f)	B3	220,000	220,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	10,000	7,700
Telewest PLC yankee 11% 10/1/07	B2	555,000	460,650
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	161,634
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	985,412
UIH Australia/Pacific, Inc.
14% 5/15/06	Caa2	410,000	123,000
			5,321,909
Multiline Retail - 0.1%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	20,000	16,600
6.5% 6/15/02	Baa3	100,000	98,500
6.9% 8/15/26	Ba2	50,000	48,000
7.375% 6/15/04	Ba2	20,000	19,100
7.375% 8/15/08	Ba2	35,000	31,150
7.4% 4/1/37	Ba2	20,000	18,400
7.6% 4/1/07	Ba2	10,000	9,250
7.95% 4/1/17	Ba2	15,000	12,150
			253,150
TOTAL CONSUMER DISCRETIONARY			7,489,151
CONSUMER STAPLES - 0.3%
Food & Drug Retailing - 0.1%
Rite Aid Corp.:
11.25% 7/1/08 (f)	Caa2	40,000	40,300
12.5% 9/15/06 (f)	-	215,000	232,200
			272,500
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	45,000	44,211

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	$ 500,000	$ 510,925
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	200,000	202,892
			713,817
TOTAL CONSUMER STAPLES			1,030,528
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 8.125% 4/1/11 (f)	B2	360,000	336,600
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	192,339
			528,939
FINANCIALS - 4.6%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	500,000	503,670
Bank One Corp. 7.875% 8/1/10	A1	400,000	428,756
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	475,990
BankBoston Corp. 6.625% 2/1/04	A3	200,000	204,286
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	350,000	350,165
8.55% 9/29/49 (e)(f)	Aa2	145,000	155,898
Capital One Bank 6.375% 2/15/03	Baa2	250,000	250,520
First Union Corp. 7.55% 8/18/05	A1	715,000	756,606
FleetBoston Financial Corp. 7.25% 9/15/05	A2	275,000	288,013
Korea Development Bank:
6.625% 11/21/03	Baa2	170,000	172,883
7.125% 4/22/04	Baa2	80,000	82,317
7.375% 9/17/04	Baa2	160,000	166,210
MBNA Corp.:
6.34% 6/2/03	Baa2	100,000	100,947
6.875% 11/15/02	Baa2	300,000	306,564
			4,242,825
Diversified Financials - 2.6%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	250,000	253,818
Associates Corp. of North America 6% 7/15/05	Aa3	250,000	252,415
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	205,000	209,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	$ 225,000	$ 227,813
Capital One Financial Corp. 7.125% 8/1/08	Baa3	210,000	189,050
Citigroup, Inc. 7.25% 10/1/10	Aa3	400,000	415,220
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	200,000	199,758
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	100,000	101,485
Ford Motor Credit Co.:
6.875% 2/1/06	A2	150,000	152,907
7.375% 2/1/11	A2	100,000	101,463
7.875% 6/15/10	A2	550,000	576,763
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	300,000	308,478
7.5% 7/15/05	A2	500,000	522,840
7.75% 1/19/10	A2	200,000	210,372
Household Finance Corp. 6.5% 1/24/06	A2	150,000	152,495
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	200,000	225,256
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	350,000	371,000
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	300,000	302,199
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	140,000	143,028
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	200,000	208,440
7.875% 11/15/10	Baa2	315,000	331,566
PTC International Finance BV yankee 0% 7/1/07 (d)	B2	190,000	161,500
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	250,000	262,330
SESI LLC 8.875% 5/15/11 (f)	B1	115,000	113,850
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	375,000	366,701
6.875% 11/15/28	Baa1	390,000	327,748
TCI Communications Financing III 9.65% 3/31/27	A3	180,000	196,429
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	100,000	104,000
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	160,000	151,598
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	300,000	324,624
Unilever Capital Corp. 6.875% 11/1/05	A1	200,000	208,000
			7,672,246

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Real Estate - 0.5%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	$ 100,000	$ 99,161
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	513,075
EOP Operating LP:
6.625% 2/15/05	Baa1	200,000	203,326
6.75% 2/15/08	Baa1	100,000	98,431
ERP Operating LP 7.1% 6/23/04	A3	200,000	206,428
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	148,800
ProLogis Trust 6.7% 4/15/04	Baa1	70,000	69,983
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	200,000	208,500
			1,547,704
TOTAL FINANCIALS			13,462,775
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	155,000	158,875
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	130,000	133,900
Unilab Corp. 12.75% 10/1/09	B3	70,000	81,200
			373,975
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Raytheon Co. 7.9% 3/1/03	Baa3	435,000	447,232
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	75,000	69,000
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	70,000	70,947
7.73% 9/15/12	Baa1	24,288	24,149
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	Aa2	70,000	73,634
7.92% 11/18/10	Aa3	50,000	52,383
			290,113
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	310,000	306,900
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,200
Iron Mountain, Inc. 10.125% 10/1/06	B2	160,000	168,800
			208,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	$ 500,000	$ 495,820
Marine - 0.0%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	50,000	50,750
Road & Rail - 0.3%
CSX Corp. 6.25% 10/15/08	Baa2	500,000	484,140
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	340,000	347,759
			831,899
TOTAL INDUSTRIALS			2,630,714
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Crown Castle International Corp. 10.75% 8/1/11	B3	265,000	257,050
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	280,000	266,000
			523,050
Internet Software & Services - 0.0%
Concentric Network Corp. 12.75% 12/15/07	B	160,000	51,200
IT Consulting & Services - 0.1%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	300,000	228,000
7.25% 9/1/02	Caa1	250,000	190,000
			418,000
TOTAL INFORMATION TECHNOLOGY			992,250
MATERIALS - 0.4%
Chemicals - 0.2%
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	210,000	130,200
IMC Global, Inc. 10.875% 6/1/08 (f)	Ba1	110,000	108,900
Lyondell Chemical Co. 10.875% 5/1/09	B2	160,000	158,000
Methanex Corp. yankee 7.4% 8/15/02	Ba1	325,000	323,375
			720,475
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	170,000	170,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Metals & Mining - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	$ 109,000	$ 114,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	185,000	182,503
			296,953
TOTAL MATERIALS			1,188,278
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T Corp. 6.5% 3/15/29	A2	430,000	366,111
British Telecommunications PLC 7.875% 12/15/05	Baa1	400,000	421,253
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	700,000	750,974
Citizens Communications Co.:
8.5% 5/15/06	Baa2	165,000	168,284
9.25% 5/15/11	Baa2	275,000	284,859
France Telecom SA 7.2% 3/1/06 (f)	A3	500,000	515,005
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	190,000	77,900
Intermedia Communications, Inc. 0% 3/1/09 (d)	B3	240,000	175,200
Jazztel PLC yankee 14% 4/1/09	Caa1	180,000	68,400
Koninklijke KPN NV 8% 10/1/10	Baa2	457,000	435,516
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	420,000	117,600
Ono Finance PLC 13% 5/1/09	Caa1	265,000	196,100
SBC Communications, Inc. 5.75% 5/2/06	Aa3	510,000	502,687
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	216,449
Telefonica Europe BV 8.25% 9/15/30	A2	65,000	68,197
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	350,000	360,500
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	136,000	132,765
TELUS Corp. yankee 7.5% 6/1/07	Baa2	500,000	507,500
Triton PCS, Inc. 9.375% 2/1/11	B3	260,000	249,600
			5,614,900
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (f)	Baa2	200,000	207,808
Echostar Broadband Corp. 10.375% 10/1/07	B1	380,000	378,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	$ 211,000	$ 183,570
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	600,000	396,000
Powertel, Inc. 11.125% 6/1/07	Baa1	160,000	173,600
			1,339,078
TOTAL TELECOMMUNICATION SERVICES			6,953,978
UTILITIES - 1.4%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	405,000	382,725
9.375% 9/15/10	Ba1	235,000	235,000
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	300,000	274,791
CMS Energy Corp. 8.375% 7/1/03	Ba3	220,000	217,800
Hydro-Quebec 6.3% 5/11/11	A2	700,000	688,709
Illinois Power Co. 7.5% 6/15/09	Baa1	150,000	152,234
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	545,000	486,069
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	82,226
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	144,000
6.25% 3/1/04	B3	60,000	52,200
6.75% 10/1/23	B3	170,000	134,300
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	38,580
			2,888,634
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	70,000	69,104
KeySpan Corp.:
7.25% 11/15/05	A3	185,000	193,806
7.625% 11/15/10	A3	135,000	141,453
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	522,185
Sempra Energy 7.95% 3/1/10	A2	95,000	94,116
			1,020,664

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	$ 240,000	$ 240,000
TOTAL UTILITIES			4,149,298
TOTAL NONCONVERTIBLE BONDS			38,799,886
TOTAL CORPORATE BONDS (Cost $39,836,220)			38,978,636
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
5.25% 6/15/06	Aaa	530,000	522,379
5.5% 5/2/06	AA-	350,000	346,500
6.25% 2/1/11	Aa2	165,000	162,911
7.125% 6/15/10	Aaa	320,000	341,549
7.25% 1/15/10	Aaa	310,000	333,104
7.25% 5/15/30	Aaa	1,045,000	1,132,008
Freddie Mac:
5.75% 3/15/09	Aaa	700,000	688,513
5.875% 3/21/11	Aa2	1,230,000	1,180,222
6% 6/15/11	Aaa	350,000	344,960
6.75% 3/15/31	Aaa	755,000	769,745
6.875% 1/15/05	Aaa	1,650,000	1,734,563
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	7,729	7,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,564,381
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 3.92% to 4% 7/5/01 to 7/12/01 (h)	-	1,000,000	999,419
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	2,655,000	2,749,996
11.25% 2/15/15	Aaa	1,345,000	2,035,146
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	3,040,000	3,039,058
4.75% 11/15/08	Aaa	80,000	77,225
5% 2/15/11	Aaa	200,000	194,030
5.5% 5/31/03	Aaa	5,600,000	5,723,760
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	Aaa	$ 900,000	$ 966,654
7% 7/15/06	Aaa	3,425,000	3,715,063
TOTAL U.S. TREASURY OBLIGATIONS			19,500,351
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,925,680)			27,064,732
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 9.8%
5.5% 2/1/11	Aaa	118,571	115,014
6% 4/1/09 to 1/1/29	Aaa	1,623,647	1,579,594
6% 7/1/31 (g)	Aaa	5,000,000	4,796,875
6.5% 11/1/25 to 6/1/31	Aaa	10,730,814	10,577,010
6.5% 6/1/31 (g)	Aaa	3,000,000	2,951,250
7% 12/1/24 to 1/1/31	Aaa	3,758,055	3,779,871
7.5% 5/1/15 to 2/1/31	Aaa	4,385,459	4,479,775
8% 1/1/26	Aaa	711,140	738,028
TOTAL FANNIE MAE			29,017,417
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	300,491	307,532
Government National Mortgage Association - 3.9%
6.5% 10/15/27 to 7/15/29 (l)	Aaa	10,011,760	9,909,689
7% 1/15/28 to 12/15/28	Aaa	559,522	564,592
7.5% 6/15/27 to 3/15/28	Aaa	921,971	946,336
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			11,420,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,849,587)			40,745,566
Asset-Backed Securities - 0.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	200,000	202,812
Capital One Master Trust 5.45% 3/16/09	Aaa	400,000	394,313

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	$ 100,000	$ 99,637
5.71% 9/15/05	A2	90,000	89,944
6.4% 12/15/02	Aaa	80,000	81,213
7.03% 11/15/03	Aaa	145,000	148,263
Key Auto Finance Trust:
6.3% 10/15/03	A2	60,922	61,036
6.65% 10/15/03	Baa3	18,197	18,229
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	199,359
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	365,000	378,117
7.5% 11/15/07	A2	200,000	209,008
TOTAL ASSET-BACKED SECURITIES (Cost $1,855,091)			1,881,931
Commercial Mortgage Securities - 1.1%

CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (f)(i)	Aa1	90,554	90,612
Class E, 5.2838% 1/10/13 (f)(i)	Baa1	420,000	420,523
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	500,000	530,015
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	220,000	219,689
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	531,835
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	505,625
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	500,000	469,063
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	500,000	500,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,224,142)			3,268,300
Foreign Government and Government Agency Obligations (j) - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ontario Province 6% 2/21/06	Aa3	$ 200,000	$ 202,644
Quebec Province yankee:
7.125% 2/9/24	A2	30,000	30,629
7.5% 7/15/23	A2	30,000	31,933
United Mexican States:
8.5% 2/1/06	Baa3	175,000	183,313
9.875% 2/1/10	Baa3	200,000	218,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $655,676)			667,319
Supranational Obligations - 0.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $496,855)	Aaa	500,000	513,165
Floating Rate Loans - 0.2%

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	196,995	195,518
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	236,394	234,621
TOTAL FLOATING RATE LOANS (Cost $412,260)			430,139
Cash Equivalents - 9.9%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	29,215,788	29,215,788
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	109,863	109,863
TOTAL CASH EQUIVALENTS (Cost $29,325,651)		29,325,651
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $277,884,488)	301,645,063
NET OTHER ASSETS - (1.9)%	(5,594,107)
NET ASSETS - 100%	$ 296,050,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
51 S&P 500 Stock Index Contracts	Sept. 2001	$ 15,704,175	$ (632,951)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,624,348 or 2.6% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,419.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mothers Work, Inc.	6/18/98	$ 18
Rite Aid Corp.	6/27/01	$ 217,500
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 21,215
(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	27.6%	AAA, AA, A	26.0%
Baa	4.9%	BBB	4.0%
Ba	1.3%	BB	1.6%
B	2.5%	B	2.4%
Caa	0.6%	CCC	0.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $173,230,449 and $171,675,080, respectively, of which long-term U.S. government and government agency obligations aggregated $74,772,108 and $73,760,872, respectively.

The market value of futures contracts opened and closed during the period amounted to $36,822,527 and $20,774,645, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,002 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $256,137 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $430,139 or 0.2% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $279,298,333. Net unrealized appreciation aggregated $22,346,730, of which $33,361,212 related to appreciated investment securities and $11,014,482 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $1,350,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,863) (cost $277,884,488) - See accompanying schedule		$ 301,645,063
Commitment to sell securities on a delayed delivery basis	$ (4,943,750)
Receivable for securities sold on a delayed delivery basis	4,970,313	26,563
Receivable for investments sold, regular delivery		926,742
Receivable for fund shares sold		371,386
Dividends receivable		145,789
Interest receivable		1,506,853
Receivable for daily variation on futures contracts		59,925
Total assets		304,682,321
Liabilities
Payable for investments purchased Regular delivery	510,013
Delayed delivery	7,830,781
Payable for fund shares redeemed	20,894
Accrued management fee	105,845
Distribution fees payable	4,429
Other payables and accrued expenses	49,540
Collateral on securities loaned, at value	109,863
Total liabilities		8,631,365
Net Assets		$ 296,050,956
Net Assets consist of:
Paid in capital		$ 276,032,748
Undistributed net investment income		4,610,096
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,745,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,153,343
Net Assets		$ 296,050,956
Initial Class: Net Asset Value, offering price and redemption price per share ($258,285,576 ÷ 18,741,520 shares)		$13.78
Service Class: Net Asset Value, offering price and redemption price per share ($26,558,789 ÷ 1,933,567 shares)		$13.74
Service Class 2: Net Asset Value, offering price and redemption price per share ($11,206,591 ÷ 818,415 shares)		$13.69

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 955,474
Interest		4,454,140
Security lending		644
Total income		5,410,258
Expenses
Management fee	$ 612,542
Transfer agent fees	95,806
Distribution fees	22,928
Accounting and security lending fees	55,976
Non-interested trustees' compensation	494
Custodian fees and expenses	14,216
Audit	13,074
Legal	1,164
Miscellaneous	7,662
Total expenses before reductions	823,862
Expense reductions	(23,334)	800,528
Net investment income		4,609,730
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,572,928)
Foreign currency transactions	612
Futures contracts	289,244	(4,283,072)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,776,580)
Assets and liabilities in foreign currencies	(454)
Futures contracts	(632,951)
Delayed delivery commitments	26,563	(3,383,422)
Net gain (loss)		(7,666,494)
Net increase (decrease) in net assets resulting from operations		$ (3,056,764)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,609,730	$ 9,644,723
Net realized gain (loss)	(4,283,072)	(1,922,754)
Change in net unrealized appreciation (depreciation)	(3,383,422)	(21,477,945)
Net increase (decrease) in net assets resulting from operations	(3,056,764)	(13,755,976)
Distributions to shareholders From net investment income	(10,202,857)	(10,025,969)
From net realized gain	-	(7,315,617)
In excess of net realized gain	-	(1,053,621)
Total distributions	(10,202,857)	(18,395,207)
Share transactions - net increase (decrease)	26,148,885	(37,111,951)
Total increase (decrease) in net assets	12,889,264	(69,263,134)
Net Assets
Beginning of period	283,161,692	352,424,826
End of period (including undistributed net investment income of $4,610,096 and $9,715,285, respectively)	$ 296,050,956	$ 283,161,692
Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
Share transactions	Shares	Dollars	Shares	Dollars
Initial Class Sold	2,284,904	$ 31,461,992	1,794,450	$ 26,671,199
Reinvested	636,973	9,051,388	1,146,173	16,906,054
Redeemed	(1,537,801)	(21,325,291)	(5,917,870)	(88,897,596)
Net increase (decrease)	1,384,076	$ 19,188,089	(2,977,247)	$ (45,320,343)
Service Class Sold	134,867	$ 1,853,099	354,608	$ 5,304,117
Reinvested	66,778	946,241	100,855	1,483,572
Redeemed	(183,475)	(2,517,541)	(236,923)	(3,533,009)
Net increase (decrease)	18,170	$ 281,799	218,540	$ 3,254,680
Service Class 2 A Sold	504,601	$ 6,938,211	335,010	$ 4,970,459
Reinvested	14,524	205,228	380	5,581
Redeemed	(34,610)	(464,442)	(1,490)	(22,328)
Net increase (decrease)	484,515	$ 6,678,997	333,900	$ 4,953,712
Distributions From net investment income Initial Class		$ 9,051,388		$ 9,221,484
Service Class		946,241		801,470
Service Class 2 A		205,228		3,015
Total		$ 10,202,857		$ 10,025,969
From net realized gain Initial Class		$ -		$ 6,717,143
Service Class		-		596,231
Service Class 2 A		-		2,243
Total		$ -		$ 7,315,617
In excess of net realized gain Initial Class		$ -		$ 967,427
Service Class		-		85,871
Service Class 2 A		-		323
Total		$ -		$ 1,053,621
		$ 10,202,857		$ 18,395,207

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.22 D	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(.37)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.15)	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.52)	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	-	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	-	(.05)	-	-	-	-
Total distributions	(.52)	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 13.78	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(1.15)%	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 258,286	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.56% A	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after all expense reductions	.55% A, F	.56% F	.55% F	.58% F	.60% F	.71% F
Ratio of net investment income to average net assets	3.26% A	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	129% A	126%	108%	94%	98%	163%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income D	.22	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(.37)	(1.14)	.24	1.98	.35
Total from investment operations	(.15)	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.50)	(.47)	(.37)	(.36)	-
From net realized gain	-	(.35)	(.43)	(.55)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 13.74	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C	(1.15)%	(4.38)%	4.43%	17.27%	3.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 26,559	$ 27,563	$ 27,054	$ 9,562	$ 10
Ratio of expenses to average net assets	.66% A	.68%	.67%	.70%	.71% A
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.66% F	.69% F	.71% A
Ratio of net investment income to average net assets	3.16% A	3.08%	2.77%	2.79%	3.43% A
Portfolio turnover rate	129% A	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.
F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income D	.20	.40
Net realized and unrealized gain (loss)	(.37)	(.75)
Total from investment operations	(.17)	(.35)
Less Distributions
From net investment income	(.51)	(.47)
From net realized gain	-	(.35)
In excess of net realized gain	-	(.05)
Total distributions	(.51)	(.87)
Net asset value, end of period	$ 13.69	$ 14.37
Total Return B, C	(1.29)%	(2.37)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,207	$ 4,797
Ratio of expenses to average net assets	.82% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.83% A, F
Ratio of net investment income to average net assets	3.00% A	2.91% A
Portfolio turnover rate	129% A	126%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Contrafund - Service Class	-14.89%	13.49%	17.48%
S&P 500	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a *

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $28,461 - a 184.61% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	2.8
Fannie Mae	2.2
Pfizer, Inc.	2.1
Minnesota Mining & Manufacturing Co.	1.9
Colgate-Palmolive Co.	1.9
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Energy	13.0
Industrials	13.0
Consumer Discretionary	11.3
Health Care	11.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	89.6%
Bonds	1.4%
Short-Term Investments and Net Other Assets	9.0%

* Foreign investments 16.8%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2001, the fund trailed the Standard & Poor's 500 Index - which returned -6.70% - but topped the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund lagged the S&P 500 ® return of -14.83% and beat the Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. I anticipated a continued economic slowdown as we entered 2001, and had built positions in defensive areas such as insurance, consumer staples and energy stocks. Historically, these groups have produced steady earnings growth despite the economic climate. Then, in early January the Federal Reserve Board lowered interest rates and changed the complexion of the market. Immediately - and, I feel, prematurely - investors anticipated a rebound and interest-rate sensitive groups such as autos and housing emerged as market leaders. This change of events hurt the fund relative to the index, as we had little exposure here. As for the fund's peers, my underweighting in technology may have given the fund a slight edge.

Q. You lowered the fund's technology exposure from around 13% to 4% during the period. Did this de-emphasis help?

A. It did, as the technology sector declined nearly 20% during the period. As I've mentioned before, the tech stock bubble peaked in the spring of 2000, and the sector generally has declined ever since. Profit expectations fell by 70% during this time, making the valuations of large-cap tech stocks expensive despite the NASDAQ's 60% decline from its peak last year. Also, my experience suggested that earnings growth after the bubble bursts is never as good as expectations were during the bubble. In hindsight, I wish I had owned more Microsoft during the period, as the stock rose significantly on the heels of a strong new product cycle. Brocade Communications - which the fund no longer owned at the end of the period - and Cisco Systems were two of our tech holdings that performed poorly and hurt the fund's performance.

Q. Finance stocks accounted for about 21% of the fund's investments at the end of the period. Why did you like this group?

A. The sector is huge and growing, and it's still quite fragmented. For example, more than 6,000 banks operate in the U.S., versus only eight in Canada. The fund held large positions in regional banks that were generating good returns, including Fifth Third and M&T Bank. The fund's best individual performer during the period was Household International, which benefited from lower interest rates, disciplined expense management and solid earnings growth.

Q. Considering the fund's defensive flavor during the period, why didn't you add more health care stocks?

A. Drug stocks - which make up a good portion of the health care universe - endured a challenging period. Valuations were very high entering the period, and many drug companies released disappointing clinical results for their new drug prospects. Also, many suffered from fears of intensified generic competition as patent expirations approached. Schering-Plough, one of the fund's largest health care positions at the beginning of the period, struggled for these reasons, as well as unanticipated manufacturing problems. I retained a large stake in Pfizer, which, despite dropping in value during the period, was one of the few drug companies that met its earnings targets. The fund did benefit from owning hospital companies such as HCA and Tenet Healthcare. Increased demand, good cost controls and strong free cash flows helped hospital stocks.

Q. What's your outlook, Will?

A. The technology sector may continue to trail the broader market throughout 2001, as valuations remain high and a profit recovery could be muted by significant excess industry capacity. High valuations also could mute the recovery of many of the market's largest companies, which are still trading at price-to-earnings ratios twice their earnings growth rates. With the Federal Reserve lowering interest rates, economic activity should improve. Inflation remains subdued, so the broader market may perform well. At the end of the period, I was finding good ideas in the finance, health care and consumer cyclical sectors, all of which tend to benefit from falling interest rates and had steady growth and reasonable valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2001, more than $8.7 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Exide Corp.	100	$ 1,150
Goodyear Tire & Rubber Co.	441,400	12,359,200
Michelin SA (Compagnie Generale des Etablissements) Series B	352,200	11,182,192
Midas, Inc.	179,200	2,257,920
Snap-On, Inc.	79,500	1,920,720
		27,721,182
Automobiles - 1.2%
Harley-Davidson, Inc.	16,000	753,280
Honda Motor Co. Ltd.	639,000	28,112,804
Nissan Motor Co. Ltd.	4,053,000	27,979,738
Toyota Motor Corp.	1,463,500	51,551,786
		108,397,608
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc.	119,800	2,294,170
Brinker International, Inc. (a)	59,900	1,548,415
California Pizza Kitchen, Inc.	30,200	702,150
CBRL Group, Inc.	75,000	1,329,000
Darden Restaurants, Inc.	11,900	332,010
Harrah's Entertainment, Inc. (a)	79,600	2,809,880
International Game Technology (a)	105,000	6,588,750
Krispy Kreme Doughnuts, Inc. (a)	20,100	804,000
Marriott International, Inc. Class A	202,500	9,586,350
McDonald's Corp.	3,229,800	87,398,388
Outback Steakhouse, Inc. (a)	148,780	4,284,864
P.F. Chang's China Bistro, Inc. (a)	259,750	9,844,525
Park Place Entertainment Corp. (a)	130,900	1,583,890
PJ America, Inc. (a)(c)	581,700	4,921,182
Ryan's Family Steak Houses, Inc. (a)	188,500	2,433,535
Starwood Hotels & Resorts Worldwide, Inc. unit	497,200	18,535,616
Wendy's International, Inc.	266,400	6,803,856
		161,800,581
Household Durables - 1.4%
Beazer Homes USA, Inc. (a)	25,000	1,587,250
Blyth, Inc.	69,000	1,773,990
Centex Corp.	329,600	13,431,200
Clayton Homes, Inc.	252,300	3,966,156
D.R. Horton, Inc.	126,600	2,873,820
Ethan Allen Interiors, Inc.	132,700	4,312,750
Harman International Industries, Inc.	658,100	25,067,029
Lennar Corp.	483,000	20,141,100
Mohawk Industries, Inc. (a)	355,620	12,517,824
Nintendo Co. Ltd.	100,600	18,309,974
Pulte Homes, Inc.	170,200	7,255,626

	Shares	Value (Note 1)
Whirlpool Corp.	102,100	$ 6,381,250
Yankee Candle Co., Inc. (a)	76,700	1,456,533
		119,074,502
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	268,900	18,204,530
Leisure Equipment & Products - 0.2%
Mattel, Inc.	1,002,000	18,957,840
Media - 2.4%
AOL Time Warner, Inc. (a)	441,100	23,378,300
AT&T Corp. - Liberty Media Group Class A (a)	1,247,000	21,810,030
Charter Communications, Inc. Class A (a)	1,390,400	32,465,840
Comcast Corp. Class A (special) (a)	694,600	30,180,370
Cox Communications, Inc. Class A (a)	113,700	5,036,910
E.W. Scripps Co. Class A	176,800	12,199,200
Insight Communications, Inc. (a)	97,300	2,531,746
McGraw-Hill Companies, Inc.	78,500	5,192,775
Mediacom Communications Corp. Class A (a)	503,900	8,969,420
Omnicom Group, Inc.	163,100	14,026,600
Viacom, Inc. Class B (non-vtg.) (a)	1,117,536	57,832,488
		213,623,679
Multiline Retail - 0.7%
Costco Wholesale Corp. (a)	40,300	1,689,779
JCPenney Co., Inc.	976,800	25,748,448
Kmart Corp. (a)	403,200	4,624,704
Sears, Roebuck & Co.	235,000	9,942,850
Stein Mart, Inc. (a)	616,800	6,309,864
Target Corp.	370,400	12,815,840
		61,131,485
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	284,530	3,300,548
AutoZone, Inc. (a)	108,300	4,061,250
Bed Bath & Beyond, Inc. (a)	1,404,200	42,715,764
Best Buy Co., Inc. (a)	93,100	5,913,712
Charming Shoppes, Inc. (a)	1,799,300	10,993,723
Copart, Inc. (a)	30,200	893,014
Footstar, Inc. (a)	396,300	13,632,720
Galyan's Trading Co., Inc. (a)	7,500	153,375
Gap, Inc.	758,700	22,002,300
Gymboree Corp. (a)	492,300	4,036,860
Home Depot, Inc.	468,840	21,824,502
Lowe's Companies, Inc.	129,200	9,373,460
Payless ShoeSource, Inc. (a)	66,900	4,328,430
Talbots, Inc.	322,400	14,105,000
The Bombay Company, Inc. (a)	505,500	1,364,850
TJX Companies, Inc.	1,224,200	39,015,254
Toys 'R' Us, Inc. (a)	746,900	18,485,775
		218,879,437
Textiles & Apparel - 0.5%
Coach, Inc.	518,931	19,745,325
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Delta Apparel, Inc.	8,870	$ 152,121
Delta Woodside Industries, Inc.	88,700	70,960
Duck Head Apparel Co., Inc. (a)	8,870	40,447
Jones Apparel Group, Inc. (a)	168,200	7,266,240
Liz Claiborne, Inc.	287,600	14,509,420
Vans, Inc. (a)	50,500	1,191,800
		42,976,313
TOTAL CONSUMER DISCRETIONARY		990,767,157
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,094,800	45,105,760
Diageo PLC	3,145,623	34,726,829
Molson, Inc. Class A	517,700	16,413,210
Pepsi Bottling Group, Inc.	738,600	29,617,860
PepsiCo, Inc.	2,124,500	93,902,900
The Coca-Cola Co.	64,610	2,907,450
		222,674,009
Food & Drug Retailing - 2.8%
Albertson's, Inc.	503,700	15,105,963
CVS Corp.	1,916,902	73,992,417
Fleming Companies, Inc.	638,143	22,781,705
George Weston Ltd.	373,300	21,702,686
Koninklijke Ahold NV	666,602	20,954,767
Loblaw Companies Ltd.	130,940	4,358,036
Rite Aid Corp. (a)	750,550	6,754,950
Rite Aid Corp. (a)(d)	849,000	6,876,900
Safeway PLC	1,723,214	9,822,875
Sysco Corp.	832,000	22,588,800
Tesco PLC	4,435,900	16,103,970
Walgreen Co.	687,700	23,484,955
		244,528,024
Food Products - 1.9%
Cadbury Schweppes PLC	2,588,100	17,564,408
Dreyer's Grand Ice Cream, Inc.	33,600	945,840
Earthgrains Co.	447,700	11,640,200
Hershey Foods Corp.	12,800	789,888
Kraft Foods, Inc. Class A	832,800	25,816,800
Nestle SA (Reg.)	153,710	32,738,902
Quaker Oats Co.	637,500	58,171,875
Wm. Wrigley Jr. Co.	433,900	20,328,215
		167,996,128
Household Products - 1.9%
Colgate-Palmolive Co.	2,821,800	166,457,982
Personal Products - 1.9%
Avon Products, Inc.	2,543,850	117,729,378

	Shares	Value (Note 1)
Estee Lauder Companies, Inc. Class A	149,900	$ 6,460,690
Gillette Co.	1,425,400	41,322,346
		165,512,414
TOTAL CONSUMER STAPLES		967,168,557
ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Carbo Ceramics, Inc.	22,900	848,445
Cooper Cameron Corp. (a)	201,200	11,226,960
Diamond Offshore Drilling, Inc.	156,200	5,162,410
ENSCO International, Inc.	361,700	8,463,780
Global Marine, Inc. (a)	212,100	3,951,423
Hanover Compressor Co. (a)	678,700	22,458,183
Schlumberger Ltd. (NY Shares)	194,900	10,261,485
Smith International, Inc. (a)	37,700	2,258,230
Transocean Sedco Forex, Inc.	144,400	5,956,500
Weatherford International, Inc. (a)	298,300	14,318,400
		84,905,816
Oil & Gas - 12.0%
Alberta Energy Co. Ltd.	2,683,590	110,782,282
Amerada Hess Corp.	443,300	35,818,640
Anadarko Petroleum Corp.	132,400	7,153,572
Apache Corp.	135,600	6,881,700
BP PLC sponsored ADR	2,701,132	134,651,430
Burlington Resources, Inc.	1,160,990	46,381,551
Canadian Natural Resources Ltd.	895,270	26,521,043
Chevron Corp.	481,300	43,557,650
Conoco, Inc. Class B	1,318,100	38,093,090
EOG Resources, Inc.	116,140	4,128,777
Equitable Resources, Inc.	289,500	9,643,245
Exxon Mobil Corp.	2,794,971	244,140,717
Kerr-McGee Corp.	241,300	15,990,951
Murphy Oil Corp.	102,900	7,573,440
Nexen, Inc.	553,620	13,931,917
Noble Affiliates, Inc.	713,300	25,215,155
Nuevo Energy Co. (a)	3,800	61,940
Occidental Petroleum Corp.	200,000	5,318,000
Phillips Petroleum Co.	826,500	47,110,500
Rio Alto Exploration Ltd. (a)	50,800	880,779
Royal Dutch Petroleum Co. (NY Shares)	430,800	25,102,716
Suncor Energy, Inc.	1,575,240	40,161,337
Talisman Energy, Inc.	410,070	15,641,706
Texaco, Inc.	640,000	42,624,000
Tosco Corp.	98,400	4,334,520
TotalFinaElf SA sponsored ADR	397,523	27,906,115
Ultramar Diamond Shamrock Corp.	150,600	7,115,850
Unocal Corp.	40,400	1,379,660
USX - Marathon Group	1,129,800	33,340,398
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	713,600	$ 26,246,208
Westport Resources Corp.	239,500	5,029,500
		1,052,718,389
TOTAL ENERGY		1,137,624,205
FINANCIALS - 21.0%
Banks - 6.0%
Astoria Financial Corp.	130,100	7,573,121
Australia & New Zealand Banking Group Ltd.	973,561	8,398,868
Bank of America Corp.	566,300	33,994,989
Bank of Ireland, Inc.	605,800	6,021,846
Bank One Corp.	3,175,000	113,665,000
Barclays PLC	157,700	4,865,775
Commerce Bancorp, Inc.	234,377	16,429,828
Fifth Third Bancorp	1,008,880	60,885,908
First Union Corp.	159,600	5,576,424
Golden West Financial Corp.	560,500	36,006,520
Hibernia Corp. Class A	109,600	1,950,880
Lloyds TSB Group PLC	1,612,900	16,242,250
M&T Bank Corp.	736,800	55,628,400
Mercantile Bankshares Corp.	95,097	3,758,233
National Commerce Financial Corp.	80,500	1,963,395
North Fork Bancorp, Inc.	333,700	10,344,700
Royal Bank of Scotland Group PLC	1,718,613	38,116,318
SouthTrust Corp.	590,700	15,358,200
Synovus Financial Corp.	358,600	11,252,868
U.S. Bancorp	2,551,294	58,143,990
Wells Fargo & Co.	339,770	15,775,521
		521,953,034
Diversified Financials - 6.5%
AMBAC Financial Group, Inc.	73,500	4,277,700
Capital One Financial Corp.	501,700	30,102,000
Citigroup, Inc.	837,215	44,238,441
Daiwa Securities Group, Inc.	3,886,000	40,660,919
Fannie Mae	2,265,400	192,898,810
Freddie Mac	245,880	17,211,600
Household International, Inc.	1,837,390	122,553,913
MBNA Corp.	588,100	19,377,895
Moody's Corp.	256,300	8,586,050
Nikko Securities Co. Ltd.	2,880,000	23,068,633
Nomura Securities Co. Ltd.	1,379,000	26,425,673
SEI Investments Co.	131,300	6,203,925
USA Education, Inc.	532,700	38,887,100
		574,492,659
Insurance - 7.8%
ACE Ltd.	144,100	5,632,869

	Shares	Value (Note 1)
AFLAC, Inc.	438,800	$ 13,817,812
Allstate Corp.	1,593,600	70,102,464
American International Group, Inc.	1,368,084	117,655,224
AXA SA de CV	42,100	1,203,599
Berkshire Hathaway, Inc.:
Class A (a)	2,403	166,287,600
Class B (a)	2,700	6,210,000
Canada Life Financial Corp.	219,800	6,387,847
Conseco, Inc.	1,917,800	26,177,970
Everest Re Group Ltd.	413,280	30,913,344
Manulife Financial Corp.	585,200	16,369,366
MBIA, Inc.	224,050	12,475,104
MetLife, Inc.	3,392,700	105,105,846
MGIC Investment Corp.	63,900	4,641,696
Old Republic International Corp.	205,000	5,945,000
Progressive Corp.	101,400	13,708,266
Radian Group, Inc.	114,200	4,619,390
RenaissanceRe Holdings Ltd.	180,230	13,355,043
The St. Paul Companies, Inc.	284,300	14,411,167
Xl Capital Ltd. Class A	576,000	47,289,600
Zenith National Insurance Corp.	127,700	3,447,900
		685,757,107
Real Estate - 0.7%
Equity Office Properties Trust	414,200	13,101,146
Equity Residential Properties Trust (SBI)	692,500	39,160,875
Glenborough Realty Trust, Inc.	213,600	4,122,480
ResortQuest International, Inc. (a)	192,100	2,209,150
		58,593,651
TOTAL FINANCIALS		1,840,796,451
HEALTH CARE - 11.1%
Biotechnology - 0.2%
Chiron Corp. (a)	60,500	3,157,495
Genentech, Inc. (a)	122,900	6,771,790
IDEC Pharmaceuticals Corp. (a)	30,100	1,950,781
Serono SA sponsored ADR (a)	273,600	6,826,320
		18,706,386
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	102,200	3,703,728
Baxter International, Inc.	156,500	7,668,500
Becton, Dickinson & Co.	199,600	7,143,684
Bio-Rad Laboratories, Inc. Class A (a)	70,900	3,530,820
Biomet, Inc.	270,600	13,005,036
Cooper Companies, Inc.	180,500	9,277,700
Cytyc Corp. (a)	97,000	2,231,000
DENTSPLY International, Inc.	333,500	14,824,075
Diagnostic Products Corp.	15,800	524,560
Disetronic Holding AG (Reg.)	5,155	3,808,405
Medtronic, Inc.	714,934	32,894,113
MiniMed, Inc. (a)	280,000	13,176,800
Smith & Nephew PLC	1,617,754	8,448,949
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	138,100	$ 8,286,000
Stryker Corp.	71,700	3,932,745
Sybron Dental Specialties, Inc. (a)	383,233	7,852,444
Varian Medical Systems, Inc. (a)	61,900	4,425,850
		144,734,409
Health Care Providers & Services - 4.0%
AmeriSource Health Corp. Class A (a)	207,070	11,450,971
Cardinal Health, Inc.	414,450	28,597,050
Caremark Rx, Inc. (a)	675,364	11,109,738
Community Health Systems, Inc.	564,400	16,649,800
Express Scripts, Inc. (a)	23,000	1,249,360
HCA - The Healthcare Co.	1,422,316	64,274,460
Health Management Associates, Inc. Class A (a)	1,083,800	22,803,152
HealthSouth Corp. (a)	1,404,700	22,433,059
Manor Care, Inc. (a)	534,800	16,979,900
Maximus, Inc. (a)	120,900	4,846,881
McKesson HBOC, Inc.	237,300	8,808,576
Patterson Dental Co. (a)	1,183,400	40,827,300
Professional Detailing, Inc. (a)	9,500	854,905
Tenet Healthcare Corp. (a)	1,071,700	55,289,003
UnitedHealth Group, Inc.	703,300	43,428,775
		349,602,930
Pharmaceuticals - 5.2%
Adolor Corp.	12,000	258,600
Allergan, Inc.	30,400	2,599,200
American Home Products Corp.	724,800	42,357,312
AstraZeneca PLC sponsored ADR	493,900	23,089,825
CIMA Labs, Inc. (a)	17,000	1,290,470
Elan Corp. PLC sponsored ADR (a)	1,322,700	80,684,700
Forest Laboratories, Inc. (a)	72,500	5,147,500
IVAX Corp. (a)	166,100	6,477,900
King Pharmaceuticals, Inc. (a)	185,600	9,976,000
Novartis AG sponsored ADR	1,486,600	53,740,590
Pfizer, Inc.	4,629,965	185,430,098
Sanofi-Synthelabo SA	179,089	11,791,936
Schering-Plough Corp.	704,500	25,531,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,900	8,763,980
		457,139,191
TOTAL HEALTH CARE		970,182,916
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	3,300	296,670
Boeing Co.	27,300	1,517,880
Bombardier, Inc. Class B (sub. vtg.)	321,700	4,844,624
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	89,200	3,483,260

	Shares	Value (Note 1)
Lockheed Martin Corp.	2,287,140	$ 84,738,537
United Technologies Corp.	615,801	45,113,581
		139,994,552
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	406,150	24,827,950
Airlines - 1.1%
British Airways PLC	1,006,102	4,898,513
Continental Airlines, Inc. Class B (a)	170,900	8,416,825
Ryanair Holdings PLC sponsored ADR (a)	705,210	36,395,888
Southwest Airlines Co.	2,442,530	45,162,380
		94,873,606
Building Products - 0.3%
American Standard Companies, Inc. (a)	318,800	19,159,880
Masco Corp.	168,100	4,195,776
York International Corp.	100,400	3,516,008
		26,871,664
Commercial Services & Supplies - 3.9%
Apollo Group, Inc. Class A (a)	4,000	167,480
Automatic Data Processing, Inc.	2,115,000	105,115,500
Avery Dennison Corp.	22,100	1,128,205
Brambles Industries Ltd.	201,276	4,930,618
Career Education Corp. (a)	118,000	7,044,600
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	1,056,270
Cendant Corp. (a)	1,226,200	23,910,900
Cintas Corp.	455,200	21,371,640
Concord EFS, Inc. (a)	251,300	13,957,202
Corinthian Colleges, Inc. (a)	225,200	10,582,148
CSG Systems International, Inc. (a)	198,900	11,786,814
Dun & Bradstreet Corp. (a)	70,000	1,974,000
Ecolab, Inc.	444,400	18,207,068
Exult, Inc.	213,600	3,545,760
First Data Corp.	1,001,800	64,365,650
Fiserv, Inc. (a)	85,000	5,270,000
IMS Health, Inc.	336,100	9,578,850
Modis Professional Services, Inc. (a)	179,300	1,237,170
Paychex, Inc.	48,600	2,002,320
Robert Half International, Inc. (a)	298,800	7,437,132
Sabre Holdings Corp. Class A	53,000	2,650,000
The BISYS Group, Inc. (a)	431,200	25,828,880
Waste Management, Inc.	10,100	311,282
		343,459,489
Construction & Engineering - 0.3%
Fluor Corp.	454,980	20,542,347
Jacobs Engineering Group, Inc. (a)	30,100	1,963,423
		22,505,770
Electrical Equipment - 0.1%
Cooper Industries, Inc.	122,000	4,829,980
Industrial Conglomerates - 2.0%
Minnesota Mining & Manufacturing Co.	1,474,910	168,287,231
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	70,261	$ 3,867,165
Tyco International Ltd.	128,300	6,992,350
		179,146,746
Machinery - 1.3%
Danaher Corp.	399,722	22,384,432
Graco, Inc.	30,700	1,013,100
Illinois Tool Works, Inc.	198,100	12,539,730
Ingersoll-Rand Co.	199,100	8,202,920
Roper Industries, Inc.	203,000	8,475,250
SPX Corp. (a)	488,931	61,204,383
Stewart & Stevenson Services, Inc.	58,200	1,940,970
		115,760,785
Road & Rail - 2.0%
C.H. Robinson Worldwide, Inc.	913,500	25,568,865
Canadian National Railway Co.	892,400	36,202,911
Canadian Pacific Ltd.	990,600	38,367,757
CSX Corp.	782,330	28,351,639
GATX Corp.	253,100	10,149,310
Landstar System, Inc. (a)	50,000	3,405,000
M.S. Carriers, Inc. (a)	125,010	4,067,825
Norfolk Southern Corp.	250,300	5,181,210
Swift Transportation Co., Inc. (a)	1,049,000	20,067,370
		171,361,887
Trading Companies & Distributors - 0.1%
Fastenal Co.	214,400	13,196,320
TOTAL INDUSTRIALS		1,136,828,749
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.1%
CIENA Corp. (a)	40,500	1,541,835
Cisco Systems, Inc. (a)	19,178	371,478
Nokia AB sponsored ADR	20,000	440,800
Scientific-Atlanta, Inc.	163,200	6,625,920
		8,980,033
Computers & Peripherals - 0.1%
NCR Corp. (a)	139,300	6,547,100
Sun Microsystems, Inc. (a)	72,200	1,169,640
		7,716,740
Electronic Equipment & Instruments - 0.5%
Garmin Ltd.	12,800	293,120
Mettler-Toledo International, Inc. (a)	133,600	5,778,200
Symbol Technologies, Inc.	569,940	12,652,668
Thermo Electron Corp. (a)	1,272,132	28,012,347
		46,736,335
Internet Software & Services - 0.3%
Homestore.com, Inc. (a)	16,900	586,092
Keynote Systems, Inc. (a)	520,000	5,803,200

	Shares	Value (Note 1)
Netegrity, Inc. (a)	20,100	$ 642,195
RealNetworks, Inc. (a)	58,600	675,658
SmartForce PLC sponsored ADR (a)	226,900	7,998,225
Yahoo!, Inc. (a)	323,800	6,327,052
		22,032,422
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	287,500	20,674,125
Electronic Data Systems Corp.	60,500	3,781,250
SunGard Data Systems, Inc. (a)	1,343,600	40,321,436
		64,776,811
Semiconductor Equipment & Products - 0.4%
Analog Devices, Inc. (a)	8,000	346,000
Cabot Microelectronics Corp. (a)	125,000	7,813,750
Intel Corp.	477,800	14,568,122
Intersil Corp. Class A (a)	137,300	4,695,660
KLA-Tencor Corp. (a)	20,000	1,174,000
LAM Research Corp. (a)	54,400	1,634,720
Marvell Technology Group Ltd.	50,400	1,360,800
Texas Instruments, Inc.	100,900	3,178,350
		34,771,402
Software - 1.9%
Adobe Systems, Inc.	136,880	6,426,516
BEA Systems, Inc. (a)	3,800	126,236
Cerner Corp. (a)	122,700	5,257,695
Electronic Arts, Inc. (a)	333,300	19,161,417
Fair, Isaac & Co., Inc.	2,600	160,732
Inktomi Corp. (a)	117,800	1,076,692
Intuit, Inc. (a)	85,700	3,325,160
Jack Henry & Associates, Inc.	259,800	7,884,930
Legato Systems, Inc. (a)	10,000	158,900
Manugistics Group, Inc. (a)	335,900	8,797,221
Microsoft Corp. (a)	1,251,900	90,149,319
Networks Associates, Inc. (a)	540,500	6,691,390
Nuance Communications, Inc. (a)	357,200	6,251,000
NVIDIA Corp. (a)	16,230	1,494,296
PeopleSoft, Inc. (a)	185,256	8,947,865
Take-Two Interactive Software, Inc. (a)	175,200	3,256,968
		169,166,337
TOTAL INFORMATION TECHNOLOGY		354,180,080
MATERIALS - 3.6%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	324,900	14,864,175
Engelhard Corp.	143,200	3,693,128
OM Group, Inc.	141,500	7,959,375
Praxair, Inc.	655,200	30,794,400
Sigma Aldrich Corp.	48,200	1,952,100
		59,263,178
Construction Materials - 0.1%
Vulcan Materials Co.	93,500	5,025,625
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	280,400	$ 3,757,360
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	166,700	1,431,374
Alcoa, Inc.	867,900	34,195,260
Anglo American PLC	490,800	7,398,063
Barrick Gold Corp.	359,440	5,484,190
BHP Billiton PLC	3,646,363	18,282,417
BHP Ltd.	1,759,700	9,330,873
BHP Ltd. (a)	1,874,255	10,187,002
Compania de Minas Buenaventura SA sponsored ADR	266,600	4,916,104
Dofasco, Inc.	1,000	16,116
Franco Nevada Mining Corp. Ltd.	2,285,064	29,385,863
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	952,700	10,527,335
Gold Fields Ltd.	997,200	4,491,166
Goldcorp, Inc.	1,725,780	18,466,074
Impala Platinum Holdings Ltd.	97,600	4,894,066
Lonmin PLC	11,100	161,031
Massey Energy Corp.	652,300	12,889,448
Meridian Gold, Inc. (a)	244,800	1,920,888
Newmont Mining Corp.	578,010	10,756,766
Normandy Mining Ltd.	3,190,883	2,019,299
Placer Dome, Inc.	467,100	4,566,103
Rio Tinto PLC (Reg. D)	1,031,400	18,422,575
Stillwater Mining Co. (a)	165,870	4,851,698
		214,593,711
Paper & Forest Products - 0.4%
Boise Cascade Corp.	45,200	1,589,683
International Paper Co.	181,200	6,468,840
Sappi Ltd.	665,600	5,863,115
Weyerhaeuser Co.	363,500	19,981,595
		33,903,233
TOTAL MATERIALS		316,543,107
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
KPNQwest NV Class C (NY Shares) (a)	356,300	3,135,440
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	2,640,470	54,578,515
AT&T Corp. - Wireless Group (a)	12,100	197,835

	Shares	Value (Note 1)
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	117,600	$ 3,150,504
NTT DoCoMo, Inc.	948	16,494,227
Sprint Corp. - PCS Group Series 1 (a)	201,800	4,873,470
Triton PCS Holdings, Inc. Class A (a)	22,500	905,625
Vodafone Group PLC sponsored ADR	402,600	8,998,110
		89,198,286
TOTAL TELECOMMUNICATION SERVICES		92,333,726
UTILITIES - 0.6%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	348,040	16,069,007
Southern Co.	926,410	21,539,033
		37,608,040
Gas Utilities - 0.1%
NiSource, Inc.	149,300	4,080,369
Southern Union Co.	83,700	1,707,480
		5,787,849
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	153,500	4,856,740
TOTAL UTILITIES		48,252,629
TOTAL COMMON STOCKS (Cost $7,046,752,473)		7,854,677,577
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (e)
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (Cost $798,761)	-	GBP	704,573	880,044
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 3.51% to 3.99% 7/12/01 to 8/16/01	-		3,850,000	3,839,073
U.S. Treasury Bonds:
5.5% 8/15/28	Aaa		22,500,000	21,308,175
6.125% 11/15/27	Aaa		31,000,000	31,910,470
6.5% 11/15/26	Aaa		17,300,000	18,629,851
6.75% 8/15/26	Aaa		9,900,000	10,978,110
6.875% 8/15/25	Aaa		29,800,000	33,408,482
7.625% 2/15/25	Aaa		9,500,000	11,566,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,173,996)				131,640,411
Cash Equivalents - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (b)	860,109,938	$ 860,109,938
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	53,844,100	53,844,100
TOTAL CASH EQUIVALENTS (Cost $913,954,038)		913,954,038
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,086,679,268)		8,901,152,070
NET OTHER ASSETS - (1.5)%		(135,298,773)
NET ASSETS - 100%		$ 8,765,853,297
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
PJ America, Inc.	$ -	$ -	$ -	$4,921,182
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 6,367,500
(e) Principal amounts are stated in United States dollars unless otherwise noted.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $6,671,570,592 and $6,496,849,360, respectively, of which long-term U.S. Government and government obligations aggregated $0 and $114,946,461, respectively.

The market value of futures contracts opened and closed during the period amounted to $252,016,213 and $308,939,483, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $357,899 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,876,900 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.2%
Canada	4.8
United Kingdom	4.2
Japan	2.7
Ireland	1.5
Switzerland	1.1
Others (individually less than 1%)	2.5
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,142,506,249. Net unrealized appreciation aggregated $758,645,821, of which $1,098,922,003 related to appreciated investment securities and $340,276,182 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,434,636) (cost $8,086,679,268) - See accompanying schedule		$ 8,901,152,070
Cash		295,828
Foreign currency held at value (cost $415,029)		415,350
Receivable for investments sold		113,675,839
Receivable for fund shares sold		5,868,200
Dividends receivable		7,880,322
Interest receivable		4,282,457
Receivable for daily variation on futures contracts		643,666
Other receivables		157,124
Total assets		9,034,370,856
Liabilities
Payable for investments purchased	$ 204,479,653
Payable for fund shares redeemed	5,786,464
Accrued management fee	4,277,563
Distribution fees payable	128,664
Other payables and accrued expenses	1,115
Collateral on securities loaned, at value	53,844,100
Total liabilities		268,517,559
Net Assets		$ 8,765,853,297
Net Assets consist of:
Paid in capital		$ 8,372,695,812
Undistributed net investment income		38,667,528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(459,958,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,448,652
Net Assets		$ 8,765,853,297
Initial Class: Net Asset Value, offering price and redemption price per share ($7,414,130,344 ÷ 358,901,184 shares)		$20.66
Service Class: Net Asset Value, offering price and redemption price per share ($1,218,873,358 ÷ 59,161,957 shares)		$20.60
Service Class 2: Net Asset Value, offering price and redemption price per share ($132,849,595 ÷ 6,464,830 shares)		$20.55

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 44,382,785
Interest		24,586,781
Security lending		639,803
Total income		69,609,369
Expenses
Management fee	$ 25,829,139
Transfer agent fees	2,925,377
Distribution fees	718,013
Accounting and security lending fees	426,601
Non-interested trustees' compensation	15,450
Custodian fees and expenses	265,926
Audit	23,855
Legal	23,997
Reports to Shareholders	522,905
Miscellaneous	3,133
Total expenses before reductions	30,754,396
Expense reductions	(2,456,099)	28,298,297
Net investment income		41,311,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(335,333,895)
Foreign currency transactions	(159,394)
Futures contracts	(2,609,168)	(338,102,457)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(689,901,566)
Assets and liabilities in foreign currencies	8,843
Futures contracts	458,688	(689,434,035)
Net gain (loss)		(1,027,536,492)
Net increase (decrease) in net assets resulting from operations		$ (986,225,420)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 41,311,072	$ 68,317,627
Net realized gain (loss)	(338,102,457)	204,849,547
Change in net unrealized appreciation (depreciation)	(689,434,035)	(962,270,276)
Net increase (decrease) in net assets resulting from operations	(986,225,420)	(689,103,102)
Distributions to shareholders From net investment income	(69,399,585)	(35,814,293)
From net realized gain	(126,732,911)	(1,235,476,968)
In excess of net realized gain	(122,112,435)	-
Total distributions	(318,244,931)	(1,271,291,261)
Share transactions - net increase (decrease)	226,688,178	2,023,685,153
Total increase (decrease) in net assets	(1,077,782,173)	63,290,790
Net Assets
Beginning of period	9,843,635,470	9,780,344,680
End of period (including undistributed net investment income of $38,667,528 and $67,012,238, respectively)	$ 8,765,853,297	$ 9,843,635,470
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	22,321,475	$ 469,906,251	53,448,851	$ 1,355,965,735
Reinvested	12,488,712	275,251,203	45,653,334	1,161,877,344
Redeemed	(34,568,380)	(723,005,324)	(49,325,329)	(1,240,820,402)
Net increase (decrease)	241,807	$ 22,152,130	49,776,856	$ 1,277,022,677
Service Class Sold	7,872,293	$ 166,292,711	24,126,050	$ 612,579,539
Reinvested	1,820,820	40,039,821	4,305,875	109,369,237
Redeemed	(3,129,439)	(64,911,413)	(2,471,479)	(61,156,455)
Net increase (decrease)	6,563,674	$ 141,421,119	25,960,446	$ 660,792,321
Service Class 2 A Sold	3,166,277	$ 66,436,551	3,591,561	$ 88,871,209
Reinvested	134,574	2,953,910	1,759	44,679
Redeemed	(302,124)	(6,275,532)	(127,217)	(3,045,733)
Net increase (decrease)	2,998,727	$ 63,114,929	3,466,103	$ 85,870,155
Distributions From net investment income Initial Class		$ 60,769,746		$ 32,731,929
Service Class		8,007,964		3,081,105
Service Class 2 A		621,875		1,259
Total		$ 69,399,585		$ 35,814,293
From net realized gain Initial Class		$ 109,231,938		$ 1,129,145,416
Service Class		16,313,306		106,288,132
Service Class 2 A		1,187,667		43,420
Total		$ 126,732,911		$ 1,235,476,968
				$ 1,271,291,261
In excess of net realized gain Initial Class		$ 105,249,519		$ -
Service Class		15,718,550		-
Service Class 2 A		1,144,366		-
Total		$ 122,112,435		$ -
		$ 318,244,931		$ -

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56	$ 13.79
Income from Investment Operations
Net investment income	.10 D	.17 D	.12 D	.13 D	.16 D	.14
Net realized and unrealized gain (loss)	(2.42)	(1.84)	5.59	5.54	3.73	2.76
Total from investment operations	(2.32)	(1.67)	5.71	5.67	3.89	2.90
Less Distributions
From net investment income	(.17)	(.11)	(.12)	(.14)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	(.37)	(.13)
In excess of net realized gain	(.29)	-	-	-	-	-
Total distributions	(.77)	(3.73)	(1.00)	(1.17)	(.51)	(.13)
Net asset value, end of period	$ 20.66	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Total Return B, C	(9.97)%	(6.58)%	24.25%	29.98%	24.14%	21.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,414,130	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868	$ 2,394,103
Ratio of expenses to average net assets	.68% A	.66%	.67%	.70%	.71%	.74%
Ratio of expenses to average net assets after all expense reductions	.62% A, F	.63% F	.65% F	.66% F	.68% F	.71% F
Ratio of net investment income to average net assets	.95% A	.69%	.48%	.62%	.90%	1.33%
Portfolio turnover rate	158% A	177%	172%	201%	142%	178%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income D	.09	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(2.41)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(2.32)	(1.70)	5.68	5.66	(.06)
Less Distributions
From net investment income	(.15)	(.11)	(.12)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	-
In excess of net realized gain	(.29)	-	-	-	-
Total distributions	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 20.60	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C	(10.00)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,873	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Ratio of expenses to average net assets	.78% A	.76%	.78%	.80%	.81% A
Ratio of expenses to average net assets after all expense reductions	.72% A, F	.74% F	.75% F	.75% F	.78% A, F
Ratio of net investment income to average net assets	.85% A	.59%	.37%	.53%	1.14% A
Portfolio turnover rate	158% A	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income D	.07	.10
Net realized and unrealized gain (loss)	(2.40)	(.93)
Total from investment operations	(2.33)	(.83)
Less Distributions
From net investment income	(.16)	(.11)
From net realized gain	(.31)	(3.62)
In excess of net realized gain	(.29)	-
Total distributions	(.76)	(3.73)
Net asset value, end of period	$ 20.55	$ 23.64
Total Return B, C	(10.06)%	(3.86)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,850	$ 81,950
Ratio of expenses to average net assets	.93% A	.92% A
Ratio of expenses to average net assets after all expense reductions	.88% A, F	.90% A, F
Ratio of net investment income to average net assets	.69% A	.43% A
Portfolio turnover rate	158% A	177%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class shares will appear once the fund is a year old.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Service Class on September 25, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $6,868 - a 31.32% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,586 - a 14.14% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Philip Morris Companies, Inc.	7.0
RJ Reynolds Tobacco Holdings, Inc.	6.9
EchoStar Communications Corp. Class A	4.8
HomeBase, Inc.	3.9
Irish Continental Group PLC	2.3
24.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	33.5
Consumer Discretionary	27.4
Consumer Staples	19.5
Health Care	6.7
Industrials	5.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.3%
Short-Term Investments and Net Other Assets	1.7%

* Foreign investments 9.0%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Fergus Shiel, Portfolio Manager of Dynamic Capital Appreciation Portfolio

Q. How did the fund perform, Fergus?

A. For the six-month period that ended June 30, 2001, the fund's return fell short of the Standard & Poor's 500 Index, which returned -6.70%. The fund also lagged the variable annuity capital appreciation funds average tracked by Lipper Inc., which fell 10.68%. Since its inception on September 25, 2000, through June 30, 2001, the fund lagged the -14.14% return of the S&P 500® index. Lipper does not calculate a life of fund return.

Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

A. Continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor performance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, the fund's overweighted position in Veritas Software, which fell more than 24%, coupled with my decision to not own Microsoft, which rose nearly 67%, proved detrimental to absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper Networks and Redback Networks, both of which fell more than 50% during the period, also held back returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the future growth prospects of Medimmune.

Q. Did you employ any new strategies during the period?

A. Not really. My overall strategy has been largely the same. I maintained the fund's overweighting in the food, beverage and tobacco industries, which was a very beneficial decision. I believed stocks such as RJ Reynolds and Philip Morris remained the best risk-versus-return stocks in the market as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those held by the S&P 500 index by more than 28 percentage points. However, my decision to keep the fund overweighted in information technology stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. What was your attraction to tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the best potential for long-term unit growth in the market. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers.

Q. What specific stocks performed well? What stocks disappointed?

A. RJ Reynolds, a major holding and the fund's top contributor, appreciated roughly 15%. EchoStar Communications, a satellite-TV operator, jumped 38% on narrower-than-expected first-quarter 2001 losses and a higher-than-expected number of new customers. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected first-quarter earnings results. Immunex, another detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints.

Q. What's your outlook?

A. I'm generally positive, but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to be overweighted in the right sector to perform well. I think some of that emphasis on sector importance has been eradicated from the market, and I now believe finding the right stocks with good valuations across many sectors will drive relative performance going forward. Turning to the fund, I believe that its relatively small size affords me two advantages. First, having a fund with fewer assets gives me the opportunity to build bigger positions in a larger universe of stocks, particularly smaller-capitalization stocks that wouldn't have the same impact on a much larger-sized portfolio. Secondly, a smaller fund is more nimble, giving me the opportunity to move more quickly in and out of different stocks as I see fit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital appreciation

Start date: September 25, 2000

Size: as of June 30, 2001, more than $4 million

Manager: J. Fergus Shiel, since inception; joined Fidelity in 1989

3

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 27.4%
Automobiles - 2.4%
Monaco Coach Corp. (a)	1,100	$ 36,520
Winnebago Industries, Inc.	2,000	61,500
		98,020
Hotels, Restaurants & Leisure - 0.2%
Celtic PLC (a)	5,170	8,634
Household Durables - 1.1%
Black & Decker Corp.	100	3,946
Fleetwood Enterprises, Inc.	3,100	43,648
		47,594
Leisure Equipment & Products - 3.0%
Hasbro, Inc.	2,900	41,905
Mattel, Inc.	4,500	85,140
		127,045
Media - 7.0%
EchoStar Communications Corp. Class A (a)	6,390	200,454
Gemstar-TV Guide International, Inc. (a)	1,600	67,216
Omnicom Group, Inc.	300	25,800
		293,470
Multiline Retail - 2.0%
JCPenney Co., Inc.	1,800	47,448
Kmart Corp. (a)	3,300	37,851
		85,299
Specialty Retail - 11.7%
Abercrombie & Fitch Co. Class A (a)	300	13,350
AnnTaylor Stores Corp. (a)	1,500	53,700
Best Buy Co., Inc. (a)	700	44,464
HomeBase, Inc. (a)	47,600	164,220
Lowe's Companies, Inc.	500	36,275
Office Depot, Inc. (a)	8,500	88,230
Pier 1 Imports, Inc.	4,000	46,000
Staples, Inc. (a)	2,900	43,558
		489,797
TOTAL CONSUMER DISCRETIONARY		1,149,859
CONSUMER STAPLES - 19.5%
Beverages - 1.6%
The Coca-Cola Co.	1,500	67,500
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	1,100	9,900
Rite Aid Corp. (a)(c)	1,000	8,100
Walgreen Co.	300	10,245
		28,245
Personal Products - 1.2%
Perrigo Co. (a)	3,000	50,250

	Shares	Value (Note 1)
Tobacco - 16.0%
DIMON, Inc.	8,800	$ 88,000
Philip Morris Companies, Inc.	5,770	292,828
RJ Reynolds Tobacco Holdings, Inc.	5,280	288,288
		669,116
TOTAL CONSUMER STAPLES		815,111
FINANCIALS - 4.8%
Diversified Financials - 4.3%
American Express Co.	500	19,400
Charles Schwab Corp.	1,600	24,480
E*TRADE Group, Inc. (a)	4,000	25,800
Instinet Group, Inc.	2,500	46,250
Lehman Brothers Holdings, Inc.	300	23,325
Merrill Lynch & Co., Inc.	300	17,775
SEI Investments Co.	500	23,625
		180,655
Insurance - 0.5%
American General Corp.	400	18,580
TOTAL FINANCIALS		199,235
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	800	28,632
BioLase Technology, Inc. (a)	5,000	26,300
		54,932
Health Care Providers & Services - 0.6%
Owens & Minor, Inc.	1,200	22,800
Pharmaceuticals - 4.8%
Allergan, Inc.	300	25,650
Alpharma, Inc. Class A	1,200	32,700
Barr Laboratories, Inc. (a)	1,200	84,492
Bristol-Myers Squibb Co.	900	47,070
Elan Corp. PLC sponsored ADR (a)	200	12,200
		202,112
TOTAL HEALTH CARE		279,844
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	700	24,493
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	300	15,483
Commercial Services & Supplies - 0.6%
First Data Corp.	400	25,700
Construction & Engineering - 0.8%
Foster Wheeler Ltd.	3,700	33,485
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Rayovac Corp. (a)	1,000	$ 21,300
Vishay Intertechnology, Inc. (a)	200	4,600
		25,900
Industrial Conglomerates - 0.7%
Minnesota Mining & Manufacturing Co.	250	28,525
Marine - 2.3%
Irish Continental Group PLC	20,000	95,155
TOTAL INDUSTRIALS		248,741
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 10.5%
CIENA Corp. (a)	2,080	79,186
Finisar Corp. (a)	2,400	44,664
Juniper Networks, Inc. (a)	500	15,523
Nokia AB sponsored ADR	4,100	90,364
ONI Systems Corp.	500	13,450
Research in Motion Ltd. (a)	900	29,110
Scientific-Atlanta, Inc.	1,200	48,720
Sonus Networks, Inc. (a)	3,300	74,811
Tellium, Inc.	2,700	45,954
		441,782
Computers & Peripherals - 0.9%
EMC Corp. (a)	700	20,335
StorageNetworks, Inc.	1,000	16,940
		37,275
Electronic Equipment & Instruments - 4.4%
Amphenol Corp. Class A (a)	200	8,010
AVX Corp.	200	4,200
Flextronics International Ltd. (a)	1,400	37,184
KEMET Corp. (a)	200	3,962
Millipore Corp.	600	37,188
PerkinElmer, Inc.	1,500	41,295
Sanmina Corp. (a)	2,100	50,610
		182,449
Internet Software & Services - 0.6%
Digital Insight Corp. (a)	1,300	26,130
IT Consulting & Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	300	21,573
KPMG Consulting, Inc.	1,100	16,632
		38,205
Semiconductor Equipment & Products - 12.8%
ASML Holding NV (NY Shares) (a)	100	2,255
Atmel Corp. (a)	5,300	68,635
Cymer, Inc. (a)	500	13,390
Cypress Semiconductor Corp. (a)	1,600	38,160
Electroglas, Inc. (a)	3,400	59,670
Helix Technology, Inc.	900	27,432

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,100	$ 21,010
Kulicke & Soffa Industries, Inc. (a)	4,900	83,300
Lattice Semiconductor Corp. (a)	300	7,413
Micron Technology, Inc. (a)	1,300	53,430
Monolithic System Technology, Inc.	500	5,500
PRI Automation, Inc. (a)	1,000	17,940
Sage, Inc. (a)	300	4,380
Semtech Corp. (a)	700	22,358
STMicroelectronics NV (NY Shares)	500	17,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	15,190
Texas Instruments, Inc.	700	22,050
Vitesse Semiconductor Corp. (a)	2,700	57,051
		536,164
Software - 3.4%
BEA Systems, Inc. (a)	2,400	79,728
Computer Associates International, Inc.	1,500	54,000
PeopleSoft, Inc. (a)	200	9,660
		143,388
TOTAL INFORMATION TECHNOLOGY		1,405,393
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,000	22,350
TOTAL COMMON STOCKS (Cost $3,932,724)		4,120,533
Cash Equivalents - 2.8%

Fidelity Cash Central Fund, 4.09% (b) (Cost $117,577)	117,577	117,577
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,050,301)		4,238,110
NET OTHER ASSETS - (1.1)%		(47,476)
NET ASSETS - 100%		$ 4,190,634
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 7,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,448,878 and $9,312,709, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $204 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,100 or 0.2% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,103,818. Net unrealized appreciation aggregated $134,292, of which $429,731 related to appreciated investment securities and $295,439 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $111,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $8,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $4,050,301) - See accompanying schedule		$ 4,238,110
Cash		10
Receivable for investments sold		163,394
Receivable for fund shares sold		15,805
Dividends receivable		7,970
Interest receivable		734
Receivable from investment adviser for expense reductions		5,843
Total assets		4,431,866
Liabilities
Payable for investments purchased	$ 213,833
Payable for fund shares redeemed	115
Distribution fees payable	617
Other payables and accrued expenses	26,667
Total liabilities		241,232
Net Assets		$ 4,190,634
Net Assets consist of:
Paid in capital		$ 5,092,440
Distributions in excess of net investment income		(1,260)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,088,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		187,778
Net Assets		$ 4,190,634
Initial Class: Net Asset Value, offering price and redemption price per share ($338,051 ÷ 49,186 shares)		$6.87
Service Class: Net Asset Value, offering price and redemption price per share ($1,018,729 ÷ 148,593 shares)		$6.86
Service Class 2: Net Asset Value, offering price and redemption price per share ($2,833,854 ÷ 413,479 shares)		$6.85

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,010
Interest		3,894
Total income		26,904
Expenses
Management fee	$ 9,284
Transfer agent fees	1,224
Distribution fees	3,084
Accounting fees and expenses	30,000
Non-interested trustees' compensation	5
Custodian fees and expenses	13,436
Audit	14,449
Legal	9
Miscellaneous	50
Total expenses before reductions	71,541
Expense reductions	(45,796)	25,745
Net investment income		1,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(913,067)
Foreign currency transactions	(431)	(913,498)
Change in net unrealized appreciation (depreciation) on:
Investment securities	293,439
Assets and liabilities in foreign currencies	(31)	293,408
Net gain (loss)		(620,090)
Net increase (decrease) in net assets resulting from operations		$ (618,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	September 25, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 1,159	$ 1,390
Net realized gain (loss)	(913,498)	(174,950)
Change in net unrealized appreciation (depreciation)	293,408	(105,630)
Net increase (decrease) in net assets resulting from operations	(618,931)	(279,190)
Distributions to shareholders From net investment income	(2,421)	-
In excess of net investment income	(1,262)	-
Total distributions	(3,683)	-
Share transactions - net increase (decrease)	2,206,589	2,885,849
Total increase (decrease) in net assets	1,583,975	2,606,659
Net Assets
Beginning of period	2,606,659	-
End of period (including under (over) distribution of net investment income of $(1,260) and $1,264, respectively)	$ 4,190,634	$ 2,606,659

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	19,182	$ 138,936	30,001	$ 300,008
Reinvested	36	300	-	-
Redeemed	(33)	(226)	-	-
Net increase (decrease)	19,185	$ 139,010	30,001	$ 300,008
Service Class Sold	173,369	$ 1,238,586	157,395	$ 1,497,499
Reinvested	118	992	-	-
Redeemed	(119,025)	(858,175)	(63,264)	(583,157)
Net increase (decrease)	54,462	$ 381,403	94,131	$ 914,342
Service Class 2 Sold	249,147	$ 1,797,020	182,014	$ 1,673,653
Reinvested	285	2,391	-	-
Redeemed	(17,731)	(113,235)	(236)	(2,154)
Net increase (decrease)	231,701	$ 1,686,176	181,778	$ 1,671,499
Distributions From net investment income Initial Class		$ 197		$ -
Service Class		653		-
Service Class 2		1,573		-
Total		$ 2,423		$ -
In excess of net investment income Initial Class		$ 103		$ -
Service Class		339		-
Service Class 2		818		-
Total		$ 1,260		$ -
		$ 3,683		$ -

A Share transactions are for the period September 25, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capitial Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.65)	(1.49)
Total from investment operations	(1.64)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.87	$ 8.52
Total Return B, C	(19.27)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 256
Ratio of expenses to average net assets before expense reductions	4.28% A	10.18% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.42% A, F	1.50% A
Ratio of net investment income to average net assets	.26% A	.47% A
Portfolio turnover rate	611% A	295% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.66)	(1.49)
Total from investment operations	(1.65)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.86	$ 8.52
Total Return B, C	(19.39)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019	$ 802
Ratio of expenses to average net assets before expense reductions	4.39% A	10.30% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.52% A, F	1.60% A
Ratio of net investment income to average net assets	.16% A	.36% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.00	.00
Net realized and unrealized gain (loss)	(1.66)	(1.48)
Total from investment operations	(1.66)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.85	$ 8.52
Total Return B, C	(19.50)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834	$ 1,549
Ratio of expenses to average net assets before expense reductions	4.54% A	10.49% A, G
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.67% A, F	1.75% A
Ratio of net investment income to average net assets	.02% A	.21% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Equity-Income - Service Class	10.23%	11.93%	15.39%
Russell 3000 Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $41,842 - a 318.42% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2001, the fund slightly underperformed the Russell 3000® Value Index, which returned -0.34%, but beat the -1.79% return of the Lipper Inc. variable annuity equity income funds average. For the 12-month period that ended June 30, 2001, the fund slightly underperformed the Russell index's return of 11.64% and topped the Lipper peer group's 6.79% return.

Q. What was the investing environment like during the six-month period?

A. It was a tough environment for diversified equity funds, with very few places to hide from the effects of a weakening economy. Though more insulated from economic woes than the growth side of the market, larger-cap value stocks had rather flat performance during the period due to a continuing cycle of downward revisions for corporate earnings. Throughout the period, it became more apparent that the economy was in worse shape than previously anticipated. A key issue was the broad-based impact of the weakening economy on virtually every sector, compared to last year's rather narrow hit on technology issues. Within this environment, the fund's value orientation helped relative to the peer group, but stock selection in pharmaceuticals and the fund's higher weighting in energy stocks held back performance compared to the Russell index.

Q. Pharmaceutical companies appeared to have had a particularly difficult time. What accounted for their poor performance?

A. HMOs, consumers and even the government have become more adversarial toward pharmaceutical companies. The Food and Drug Administration's switch to a more discerning posture in new drug application approvals has made new drug introductions slower than expected. Meanwhile, old patents are expiring, changing the outlook for this industry, with the assumption that future growth will probably be slower than in the past. Fund holdings Bristol-Myers Squibb, Merck, Schering-Plough and Eli Lily all were negatively affected by these changes. I sold off a portion of the fund's pharmaceutical holdings to take profits late last year, and the fund now holds a more moderate weighting in these stocks.

Q. Which stocks helped the fund's performance during the period?

A. During the past few months, I became more interested in technology issues, a number of which began to look attractively valued. Microsoft and IBM were two examples of larger-cap technology stocks that bucked the down trend and performed well during the period. Microsoft benefited from recent favorable court rulings and anticipation of the company's new releases of software for small businesses. Meanwhile, IBM continued to meet earnings expectations and delivered better relative stock performance than many of its competitors.

Q. Financial stocks accounted for the portfolio's largest weighting. How did they do?

A. It was a mixed bag. Good performers included Bank of America, a long-term fund holding, which successfully integrated its merger with NationsBank and realized benefits in savings through cost consolidation. Household International, a consumer financing company, benefited from positive demand trends that produced better-than-expected earnings growth. Interest-rate cuts also gave the company an immediate positive impact on its borrowing costs. On the down side, American Express, Bank of New York and Wells Fargo all had disappointing performance. American Express' credit card business suffered from lower-than-expected growth in business travel and entertainment expenditures, and its investment arm was hurt by a weaker stock market. Bank of New York's custody and processing business was affected by slowing growth in assets from its mutual fund and investment management clients. Along with most of its counterparts, Wells Fargo's venture capital business lost money and the company had to take write-downs.

Q. What's your outlook, Steve?

A. I believe that, over time, lower interest rates should eventually have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Because value stocks generally held their value during the first half of the year - even though earnings expectations were down dramatically across the board - it's an indication that the environment for these stocks was not as negative as many thought. These factors make me optimistic about the long-term prospects for value stocks, and I have positioned the fund with an eye to the economy's eventual recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks reasonable income while maintaining a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2001, more than $10.8 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.7%
Johnson Controls, Inc.	284,700	$ 20,632,209
Snap-On, Inc.	1,102,000	26,624,320
TRW, Inc.	801,700	32,869,700
		80,126,229
Automobiles - 0.2%
Ford Motor Co.	854,200	20,970,610
Hotels Restaurants & Leisure - 1.7%
Mandalay Resort Group (a)	793,600	21,744,640
McDonald's Corp.	1,594,000	43,133,640
MGM Mirage, Inc. (a)	1,249,270	37,428,129
Park Place Entertainment Corp. (a)	1,302,900	15,765,090
Six Flags, Inc. (a)	1,086,356	22,856,930
Starwood Hotels & Resorts Worldwide, Inc. unit	1,017,381	37,927,964
		178,856,393
Household Durables - 0.8%
Black & Decker Corp.	595,500	23,498,430
Fortune Brands, Inc.	676,000	25,931,360
Maytag Corp.	991,520	29,011,875
Whirlpool Corp.	182,300	11,393,750
		89,835,415
Media - 3.7%
Clear Channel Communications, Inc. (a)	813,500	51,006,450
Fox Entertainment Group, Inc. Class A (a)	1,251,600	34,919,640
Gannett Co., Inc.	136,400	8,988,760
News Corp. Ltd. sponsored ADR	729,701	25,665,024
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	39,022,461
Tribune Co.	710,500	28,427,105
Viacom, Inc. Class B (non-vtg.) (a)	3,344,218	173,063,282
Walt Disney Co.	1,342,900	38,796,381
		399,889,103
Multiline Retail - 1.8%
Big Lots, Inc. (a)	2,020,156	27,635,738
Costco Wholesale Corp. (a)	459,290	19,258,030
Dillards, Inc. Class A	432,800	6,608,856
Federated Department Stores, Inc. (a)	953,000	40,502,500
JCPenney Co., Inc.	232,600	6,131,336
Kmart Corp. (a)	454,800	5,216,556
Sears, Roebuck & Co.	285,200	12,066,812
Target Corp.	1,166,100	40,347,060
Wal-Mart Stores, Inc.	629,300	30,709,840
		188,476,728
Specialty Retail - 1.7%
AutoNation, Inc.	689,800	8,001,680
Charming Shoppes, Inc. (a)	612,800	3,744,208
Gap, Inc.	1,713,600	49,694,400

	Shares	Value (Note 1)
Office Depot, Inc. (a)	2,062,900	$ 21,412,902
Pep Boys-Manny, Moe & Jack	450,800	5,062,484
Staples, Inc. (a)	3,626,562	54,470,961
The Limited, Inc.	2,635,400	43,536,808
		185,923,443
Textiles & Apparel - 0.1%
Kellwood Co.	612,840	14,156,604
TOTAL CONSUMER DISCRETIONARY		1,158,234,525
CONSUMER STAPLES - 5.2%
Beverages - 0.1%
PepsiCo, Inc.	352,800	15,593,760
Food & Drug Retailing - 0.0%
Rite Aid Corp. warrants 6/27/06 (a)(g)	25,358	126,790
Food Products - 0.8%
ConAgra Foods, Inc.	906,700	17,961,727
H.J. Heinz Co.	454,600	18,588,594
Kellogg Co.	68,400	1,983,600
Kraft Foods, Inc. Class A	412,700	12,793,700
Tyson Foods, Inc. Class A	339,900	3,130,479
Unilever PLC	3,307,614	28,445,501
		82,903,601
Household Products - 1.4%
Kimberly-Clark Corp.	1,042,700	58,286,930
Procter & Gamble Co.	1,236,800	78,907,840
The Dial Corp.	712,800	10,157,400
		147,352,170
Personal Products - 1.2%
Avon Products, Inc.	915,600	42,373,968
Gillette Co.	3,178,120	92,133,699
		134,507,667
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,559,700	180,654,775
TOTAL CONSUMER STAPLES		561,138,763
ENERGY - 12.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,543,000
Halliburton Co.	2,896,500	103,115,400
Schlumberger Ltd. (NY Shares)	984,000	51,807,600
		210,466,000
Oil & Gas - 10.4%
BP PLC sponsored ADR	3,305,342	164,771,299
Burlington Resources, Inc.	238,900	9,544,055
Chevron Corp.	976,471	88,370,626
CNOOC Ltd. sponsored ADR	258,900	4,906,155
Conoco, Inc.:
Class A	788,400	22,232,880
Class B	2,354,415	68,042,594
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 15,433,145
Exxon Mobil Corp.	4,402,718	384,577,417
Royal Dutch Petroleum Co. (NY Shares)	1,840,400	107,240,108
TotalFinaElf SA:
Series B	448,000	62,746,880
sponsored ADR	2,183,396	153,274,399
USX - Marathon Group	1,621,100	47,838,661
		1,128,978,219
TOTAL ENERGY		1,339,444,219
FINANCIALS - 27.6%
Banks - 9.5%
Bank of America Corp.	2,438,190	146,364,546
Bank of New York Co., Inc.	3,077,800	147,734,400
Bank One Corp.	2,266,538	81,142,060
Comerica, Inc.	1,601,800	92,263,680
First Union Corp.	1,753,222	61,257,577
FleetBoston Financial Corp.	1,786,800	70,489,260
Mellon Financial Corp.	2,266,900	104,277,400
PNC Financial Services Group, Inc.	504,800	33,210,792
U.S. Bancorp	4,855,638	110,659,990
Washington Mutual, Inc.	333,900	12,537,945
Wells Fargo & Co.	3,612,000	167,705,160
		1,027,642,810
Diversified Financials - 14.0%
American Express Co.	2,728,816	105,878,061
Brascan Corp. Class A (ltd. vtg.)	2,213,200	38,036,634
Charles Schwab Corp.	1,432,400	21,915,720
Citigroup, Inc.	7,879,120	416,332,675
Fannie Mae	4,762,300	405,509,845
Freddie Mac	851,500	59,605,000
Household International, Inc.	2,289,547	152,712,785
J.P. Morgan Chase & Co.	3,879,950	173,045,770
Merrill Lynch & Co., Inc.	108,400	6,422,700
Morgan Stanley Dean Witter & Co.	1,384,000	88,894,320
Nomura Securities Co. Ltd.	1,622,000	31,082,263
Washington Mutual Capital Trust unit (a)(e)	339,000	18,136,500
		1,517,572,273
Insurance - 3.2%
ACE Ltd.	1,474,100	57,622,569
Allstate Corp.	666,500	29,319,335
American International Group, Inc.	590,950	50,821,700
Conseco, Inc.	1,497,300	20,438,145
Hartford Financial Services Group, Inc.	1,490,300	101,936,520
Highlands Insurance Group, Inc. (a)	371,100	1,799,835

	Shares	Value (Note 1)
Marsh & McLennan Companies, Inc.	192,300	$ 19,422,300
The Chubb Corp.	314,100	24,320,763
The St. Paul Companies, Inc.	323,500	16,398,215
UnumProvident Corp.	682,100	21,909,052
		343,988,434
Real Estate - 0.9%
Crescent Real Estate Equities Co.	810,400	19,911,528
Duke-Weeks Realty Corp.	434,622	10,800,357
Equity Office Properties Trust	524,500	16,589,935
Equity Residential Properties Trust (SBI)	649,500	36,729,225
Public Storage, Inc.	609,700	18,077,605
		102,108,650
TOTAL FINANCIALS		2,991,312,167
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	680,800	24,365,832
Guidant Corp. (a)	865,680	31,164,480
		55,530,312
Health Care Providers & Services - 0.6%
HCA - The Healthcare Co.	671,450	30,342,826
McKesson HBOC, Inc.	943,200	35,011,584
		65,354,410
Pharmaceuticals - 4.6%
American Home Products Corp.	648,000	37,869,120
Bristol-Myers Squibb Co.	2,674,200	139,860,660
Eli Lilly & Co.	1,789,700	132,437,800
Merck & Co., Inc.	1,583,100	101,175,921
Sanofi-Synthelabo SA	91,800	6,044,479
Schering-Plough Corp.	2,129,530	77,174,167
		494,562,147
TOTAL HEALTH CARE		615,446,869
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.4%
Boeing Co.	465,400	25,876,240
General Dynamics Corp.	505,700	39,348,517
Honeywell International, Inc.	1,758,825	61,541,287
Lockheed Martin Corp.	767,900	28,450,695
Raytheon Co.	576,500	15,306,075
United Technologies Corp.	1,195,400	87,575,004
		258,097,818
Building Products - 0.3%
Masco Corp.	1,265,800	31,594,368
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	410,900	20,976,445
IMS Health, Inc.	1,368,800	39,010,800
New England Business Service, Inc.	207,200	3,978,240
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. (a)	9,540	$ 77,751
Per-Se Technologies, Inc. warrants 7/8/03 (a)	12,807	0
Pitney Bowes, Inc.	1,582,000	66,633,840
R.R. Donnelley & Sons Co.	535,300	15,898,410
Republic Services, Inc. (a)	826,400	16,404,040
Viad Corp.	775,800	20,481,120
		183,460,646
Electrical Equipment - 0.2%
Rockwell International Corp.	485,000	18,488,200
Industrial Conglomerates - 5.3%
General Electric Co.	5,731,040	279,388,200
Minnesota Mining & Manufacturing Co.	326,300	37,230,830
Textron, Inc.	1,527,400	84,068,096
Tyco International Ltd.	3,126,846	170,413,107
		571,100,233
Machinery - 2.9%
Briggs & Stratton Corp.	49,700	2,092,370
Caterpillar, Inc.	1,367,900	68,463,395
CNH Global NV	60,800	360,544
Deere & Co.	1,467,850	55,558,123
Eaton Corp.	428,300	30,023,830
Illinois Tool Works, Inc.	514,400	32,561,520
Ingersoll-Rand Co.	1,074,144	44,254,733
Kennametal, Inc.	513,334	18,942,025
Navistar International Corp. (a)	387,600	10,903,188
Parker-Hannifin Corp.	1,047,700	44,464,388
Pentair, Inc.	300,200	10,146,760
		317,770,876
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	2,998,700	90,470,779
CSX Corp.	660,400	23,932,896
Norfolk Southern Corp.	410,900	8,505,630
Union Pacific Corp.	1,015,900	55,783,069
		178,692,374
TOTAL INDUSTRIALS		1,559,204,515
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.3%
Motorola, Inc.	1,890,400	31,305,024
Computers & Peripherals - 2.4%
Compaq Computer Corp.	2,255,200	34,933,048
Dell Computer Corp. (a)	2,266,600	61,424,860
Hewlett-Packard Co.	1,766,500	50,521,900

	Shares	Value (Note 1)
International Business Machines Corp.	806,600	$ 91,145,800
NCR Corp. (a)	412,200	19,373,400
		257,399,008
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	357,200	8,676,388
Avnet, Inc.	851,730	19,095,787
Thermo Electron Corp. (a)	1,295,400	28,524,708
		56,296,883
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	702,000	24,289,200
Unisys Corp. (a)	1,820,017	26,772,450
		51,061,650
Semiconductor Equipment & Products - 0.6%
Intel Corp.	1,948,400	59,406,716
National Semiconductor Corp. (a)	408,000	11,880,960
		71,287,676
Software - 0.8%
Computer Associates International, Inc.	838,900	30,200,400
Microsoft Corp. (a)	786,400	56,628,664
		86,829,064
TOTAL INFORMATION TECHNOLOGY		554,179,305
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	7,701,624
Crompton Corp.	783,351	8,538,526
Dow Chemical Co.	1,112,300	36,983,975
E.I. du Pont de Nemours and Co.	1,072,649	51,744,588
Great Lakes Chemical Corp.	1,060,100	32,704,085
Hercules Trust II unit (a)	15,700	6,515,500
Hercules, Inc.	649,700	7,341,610
IMC Global, Inc.	1,119,500	11,418,900
Millennium Chemicals, Inc.	853,650	12,847,433
Olin Corp.	712,700	12,108,773
PolyOne Corp.	979,200	10,193,472
Praxair, Inc.	1,203,612	56,569,764
Solutia, Inc.	1,862,800	23,750,700
		278,418,950
Containers & Packaging - 0.3%
Ball Corp.	254,479	12,103,021
Smurfit-Stone Container Corp. (a)	1,134,900	17,738,487
		29,841,508
Metals & Mining - 1.7%
Alcoa, Inc.	2,163,016	85,222,830
Allegheny Technologies, Inc.	459,450	8,311,451
Dofasco, Inc.	926,300	14,928,481
Newmont Mining Corp.	446,300	8,305,643
Nucor Corp.	540,900	26,444,601
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Pechiney SA Series A	351,311	$ 17,908,430
Phelps Dodge Corp.	556,500	23,094,750
		184,216,186
Paper & Forest Products - 1.2%
Bowater, Inc.	798,600	35,729,364
Georgia-Pacific Group	1,454,500	49,234,825
International Paper Co.	542,500	19,367,250
Weyerhaeuser Co.	469,900	25,830,403
		130,161,842
TOTAL MATERIALS		622,638,486
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T Corp.	3,251,121	71,524,662
BellSouth Corp.	4,583,199	184,565,424
British Telecommunications PLC sponsored ADR	113,700	7,350,705
Korea Telecom sponsored ADR	103,000	2,263,940
Qwest Communications International, Inc.	965,260	30,762,836
SBC Communications, Inc.	5,353,193	214,448,912
Verizon Communications	2,592,502	138,698,857
		649,615,336
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	997,100	46,036,107
Cinergy Corp.	415,000	14,504,250
DPL, Inc.	99,554	2,883,084
Entergy Corp.	2,434,600	93,464,294
Niagara Mohawk Holdings, Inc. (a)	1,682,100	29,756,349
Northeast Utilities	491,200	10,192,400
Southern Co.	1,054,600	24,519,450
		221,355,934
Gas Utilities - 0.1%
Kinder Morgan Management LLC	113,600	7,781,600
Multi-Utilities - 0.2%
SCANA Corp.	722,500	20,519,000
TOTAL UTILITIES		249,656,534
TOTAL COMMON STOCKS (Cost $7,879,050,126)		10,300,870,719
Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	$ 11,846,200
Media - 0.3%
Cox Communications, Inc. $6.858 PRIZES	154,200	8,812,530
MediaOne Group, Inc. (Vodafone Group PLC):
$3.04 PIES	317,100	8,442,788
$3.63 PIES	213,500	12,302,938
		29,558,256
TOTAL CONSUMER DISCRETIONARY		41,404,456
FINANCIALS - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	17,680,140
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	177,700	8,640,663
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (e)	111,200	5,636,450
TOTAL INDUSTRIALS		14,277,113
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	227,800	12,005,060
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	11,816,442
UTILITIES - 0.3%
Electric Utilities - 0.2%
TXU Corp. $1.6575 PRIDES	398,400	17,928,000
Gas Utilities - 0.1%
NiSource, Inc. $3.875 PIES	299,300	14,815,350
TOTAL UTILITIES		32,743,350
TOTAL CONVERTIBLE PREFERRED STOCKS		129,926,561
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	25,523	$ 2,718,200
TOTAL PREFERRED STOCKS (Cost $136,749,036)		132,644,761
Corporate Bonds - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 0% 2/2/21	Baa3	$ 15,369,000	5,575,720
Media - 0.4%
Adelphia Communications Corp. 6% 2/15/06	B3	9,440,000	9,102,048
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	11,048,842
Liberty Media Corp.3.5% 1/15/31 (e)	Baa3	11,400,000	8,892,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	Baa3	22,670,000	11,391,675
			40,434,565
Specialty Retail - 0.1%
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (e)	A3	7,800,000	5,511,012
Venator Group, Inc. 5.5% 6/1/08 (e)	B2	2,850,000	3,313,125
			8,824,137
TOTAL CONSUMER DISCRETIONARY			54,834,422
FINANCIALS - 0.5%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (e)	-	3,680,000	3,836,400
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	5,340,000	4,545,675
Real Estate - 0.4%
Liberty Property LP 8.3% 7/6/01	Baa3	27,685,000	40,420,100
TOTAL FINANCIALS			48,802,175

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (e)	Ba1	$ 1,370,000	$ 1,448,775
SPX Corp. liquid yield option note 0% 2/6/21 (e)	Ba3	19,570,000	13,180,395
			14,629,170
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Quantum Corp. 7% 8/1/04	B2	7,730,000	6,362,795
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (e)	B2	6,720,000	5,409,600
TOTAL INFORMATION TECHNOLOGY			11,772,395
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (e)	B1	13,390,000	8,167,900
5.25% 1/15/10	B1	6,710,000	4,093,100
			12,261,000
TOTAL CONVERTIBLE BONDS			142,299,162
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	570,000	347,700
Hotels Restaurants & Leisure - 0.1%
Domino's, Inc. 10.375% 1/15/09	B3	840,000	858,900
Extended Stay America, Inc. 9.875% 6/15/11 (e)	B2	800,000	794,000
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	900,000	909,000
Park Place Entertainment Corp. 8.125% 5/15/11 (e)	Ba2	1,115,000	1,106,638
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	940,000	958,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,175,000	1,257,250
			5,884,588
Household Durables - 0.0%
American Greetings Corp. 11.75% 7/15/08 (e)	Ba3	60,000	58,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 1,005,000	$ 934,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10 (d)	B2	2,475,000	1,658,250
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	3,760,000	2,105,600
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	240,000	240,000
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	800,000	798,000
Radio One, Inc. 8.875% 7/1/11 (e)	B3	1,190,000	1,190,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	15,000	11,550
Telewest PLC yankee 11% 10/1/07	B2	2,905,000	2,411,150
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	1,115,000	334,500
United Pan-Europe Communications NV yankee 0% 2/1/10 (d)	Caa1	1,335,000	220,275
			9,903,975
Multiline Retail - 0.0%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	110,000	91,300
6.9% 8/15/26	Ba2	240,000	230,400
7.375% 6/15/04	Ba2	110,000	105,050
7.375% 8/15/08	Ba2	130,000	115,700
7.4% 4/1/37	Ba2	115,000	105,800
			648,250
TOTAL CONSUMER DISCRETIONARY			16,842,563
CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06 (e)	-	1,285,000	1,387,800
ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	1,885,000	1,762,475

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 1,055,000	$ 1,076,100
CanWest Media, Inc. 10.625% 5/15/11 (e)	B2	785,000	794,813
			1,870,913
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	705,600
TOTAL FINANCIALS			2,576,513
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 9.25% 4/15/11 (e)	B2	640,000	656,000
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	1,195,000	1,224,875
			1,880,875
INDUSTRIALS - 0.0%
Building Products - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	1,005,000	1,005,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	1,125,000	1,068,750
MATERIALS - 0.0%
Chemicals - 0.0%
IMC Global, Inc. 10.875% 6/1/08 (e)	Ba1	735,000	727,650
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	840,000	840,000
			1,567,650
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	110,000	110,550
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	680,000	670,820
TOTAL MATERIALS			2,349,020
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	835,000	642,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc. 0% 5/1/08 (d)	B3	$ 1,625,000	$ 1,283,750
			1,926,700
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09 (e)	B3	985,000	920,975
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,965,000	1,955,175
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	2,535,000	1,673,100
Nextel International, Inc. 0% 4/15/08 (d)	Caa1	2,010,000	462,300
			5,011,550
TOTAL TELECOMMUNICATION SERVICES			6,938,250
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp.:
8% 12/31/08	Ba1	1,295,000	1,223,775
9.375% 9/15/10	Ba1	1,100,000	1,100,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	915,000	823,500
6.25% 3/1/04	B3	375,000	326,250
6.75% 10/1/23	B3	1,120,000	884,800
			4,358,325
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	875,000	875,000
TOTAL UTILITIES			5,233,325
TOTAL NONCONVERTIBLE BONDS			41,044,571
TOTAL CORPORATE BONDS (Cost $186,978,655)			183,343,733
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (f)	B2	550,000	473,000
Tranche C term loan 8.34% 6/30/08 (f)	B2	550,000	473,000
			946,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (f)	Ba3	$ 846,483	$ 840,134
Tranche C term loan 6.9399% 7/21/07 (f)	Ba3	1,015,779	1,008,161
			1,848,295
TOTAL FLOATING RATE LOANS (Cost $2,639,811)			2,794,295
Cash Equivalents - 1.8%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	161,485,669	161,485,669
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	33,305,019	33,305,019
TOTAL CASH EQUIVALENTS (Cost $194,790,688)		194,790,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,400,208,316)	10,814,444,196
NET OTHER ASSETS - 0.0%	3,641,659
NET ASSETS - 100%	$ 10,818,085,855
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,105,783 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 126,790
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,452,929,488 and $1,184,533,055.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $91,060 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,790 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,040,000. The weighted average interest rate was 5.24%. Interest expense includes $1,024 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $4,526,000. The weighted average interest rate was 5.31%. Interest expense includes $2,669 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,794,295 or 0.0% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,404,424,411. Net unrealized appreciation aggregated $2,410,019,785, of which $2,981,360,293 related to appreciated investment securities and $571,340,508 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,998,816) (cost $8,400,208,316) - See accompanying schedule		$ 10,814,444,196
Receivable for investments sold		24,291,668
Receivable for fund shares sold		18,905,919
Dividends receivable		13,086,351
Interest receivable		3,724,665
Other receivables		34,744
Total assets		10,874,487,543
Liabilities
Payable for investments purchased	$ 12,626,037
Payable for fund shares redeemed	5,354,650
Accrued management fee	4,343,235
Distribution fees payable	87,182
Other payables and accrued expenses	685,565
Collateral on securities loaned, at value	33,305,019
Total liabilities		56,401,688
Net Assets		$ 10,818,085,855
Net Assets consist of:
Paid in capital		$ 8,134,172,386
Undistributed net investment income		76,429,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		193,310,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,414,173,282
Net Assets		$ 10,818,085,855
Initial Class: Net Asset Value, offering price and redemption price per share ($9,933,097,284 ÷ 418,816,835 shares)		$23.72
Service Class: Net Asset Value, offering price and redemption price per share ($759,757,518 ÷ 32,121,573 shares)		$23.65
Service Class 2: Net Asset Value, offering price and redemption price per share ($125,231,053 ÷ 5,309,462 shares)		$23.59

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 99,021,916
Interest		8,468,944
Security lending		187,200
		107,678,060
Less foreign taxes withheld		(1,931,040)
Total income		105,747,020
Expenses
Management fee	$ 25,312,029
Transfer agent fees	3,499,175
Distribution fees	434,255
Accounting and security lending fees	447,524
Non-interested trustees' compensation	5,454
Custodian fees and expenses	92,466
Registration fees	4,929
Audit	33,536
Legal	27,406
Interest	3,693
Reports to shareholders	952,176
Miscellaneous	3,532
Total expenses before reductions	30,816,175
Expense reductions	(757,519)	30,058,656
Net investment income		75,688,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	198,780,684
Foreign currency transactions	(100,930)	198,679,754
Change in net unrealized appreciation (depreciation) on:
Investment securities	(381,248,460)
Assets and liabilities in foreign currencies	(35,598)	(381,284,058)
Net gain (loss)		(182,604,304)
Net increase (decrease) in net assets resulting from operations		$ (106,915,940)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 75,688,364	$ 172,079,690
Net realized gain (loss)	198,679,754	500,168,037
Change in net unrealized appreciation (depreciation)	(381,284,058)	94,926,588
Net increase (decrease) in net assets resulting from operations	(106,915,940)	767,174,315
Distributions to shareholders From net investment income	(175,168,717)	(187,986,087)
From net realized gain	(493,630,239)	(694,753,499)
Total distributions	(668,798,956)	(882,739,586)
Share transactions - net increase (decrease)	949,906,874	(692,163,922)
Total increase (decrease) in net assets	174,191,978	(807,729,193)
Net Assets
Beginning of period	10,643,893,877	11,451,623,070
End of period (including undistributed net investment income of $76,429,853 and $170,138,206, respectively)	$ 10,818,085,855	$ 10,643,893,877

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	49,070,831	$ 1,173,373,633	45,973,673	$ 1,098,402,964
Reinvested	25,863,824	625,387,254	38,143,296	847,544,035
Redeemed	(46,687,585)	(1,109,454,422)	(121,903,326)	(2,861,778,639)
Net increase (decrease)	28,247,070	$ 689,306,465	(37,786,357)	$ (915,831,640)
Service Class Sold	6,895,101	$ 164,018,051	9,905,652	$ 235,854,814
Reinvested	1,673,998	40,376,818	1,585,963	35,176,653
Redeemed	(1,392,544)	(32,407,189)	(3,590,373)	(84,741,881)
Net increase (decrease)	7,176,555	$ 171,987,680	7,901,242	$ 186,289,586
Service Class 2 A Sold	3,908,816	$ 92,463,010	1,666,464	$ 39,694,526
Reinvested	126,086	3,034,884	852	18,898
Redeemed	(295,865)	(6,885,165)	(96,891)	(2,335,292)
Net increase (decrease)	3,739,037	$ 88,612,729	1,570,425	$ 37,378,132
Distributions From net investment income Initial Class		$ 164,164,158		$ 180,623,926
Service Class		10,221,979		7,358,208
Service Class 2 A		782,580		3,953
Total		$ 175,168,717		$ 187,986,087
From net realized gain Initial Class		$ 461,223,096		$ 666,920,109
Service Class		30,154,839		27,818,445
Service Class 2 A		2,252,304		14,945
Total		$ 493,630,239		$ 694,753,499
		$ 668,798,956		$ 882,739,586

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.17 D	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	(.37)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	(.20)	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.42)	(.44) G	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 23.72	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	(.90)%	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,933,097	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.58% A	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after all expense reductions	.56% A, F	.55% F	.56% F	.57% F	.57% F	.56% F
Ratio of net investment income to average net assets	1.45% A	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	23% A	22%	27%	28%	44%	186%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.16	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(.38)	1.46	1.11	2.31	.78
Total from investment operations	(.22)	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.40)	(.43) G	(.38)	(.34)	-
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(1.58)	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 23.65	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	(.99)%	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 759,758	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.68% A	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after all expense reductions	.66% A, F	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.35% A	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	23% A	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income D	.14	.32
Net realized and unrealized gain (loss)	(.37)	1.95
Total from investment operations	(.23)	2.27
Less Distributions
From net investment income	(.41)	(.43) G
From net realized gain	(1.18)	(1.61) G
Total distributions	(1.59)	(2.04)
Net asset value, end of period	$ 23.59	$ 25.41
Total Return B, C	(1.03)%	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 125,231	$ 39,911
Ratio of expenses to average net assets	.84% A	.83% A
Ratio of expenses to average net assets after all expense reductions	.82% A, F	.82% A, F
Ratio of net investment income to average net assets	1.19% A	1.41% A
Portfolio turnover rate	23% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Growth - Service Class	-23.53%	14.47%	17.17%
Russell 3000 Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,772 - a 387.72% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jennifer Uhrig, Portfolio Manager of Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2001, the fund outperformed both the Russell 3000 ® Growth Index - which returned -13.25% - and the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund topped the -35.31% return of the Russell index, but trailed its Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. The past six months were an unusually tough environment for growth stocks, as many of the excesses of the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweightings in these two groups during the period helped its performance. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find oil and natural gas as easily exploitable reserves are becoming depleted. This mega-trend benefits companies that supply equipment and services for drilling. We saw a strong period for these companies as high oil and gas prices stimulated drilling activity. Weatherford International and Smith International were two stocks that performed well. However, I expect to see volatile shorter-term cycles within this longer-term trend as increased supply temporarily depresses prices and drilling activity declines. Hence, I don't regard energy services as a buy-and-hold group. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period. Why?

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Q. Which other stocks performed well during the period? Which holdings proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail stock rally, but Home Depot also performed well. Other disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively during the next few months. We're in a falling interest-rate environment - with no signs of inflation - and I think the Federal Reserve Board ultimately will be successful at stimulating the economy. That said, I'm optimistic about companies that are economically sensitive, including technology, and will look to increase the fund's cyclical exposure as evidence of a recovery becomes more apparent.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2001, more than $15.2 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,970,550	$ 50,938,718
Darden Restaurants, Inc.	802,100	22,378,590
Harrah's Entertainment, Inc. (a)	1,177,200	41,555,160
McDonald's Corp.	2,833,100	76,663,686
Outback Steakhouse, Inc. (a)	873,910	25,168,608
Tricon Global Restaurants, Inc. (a)	1,726,850	75,808,715
Wendy's International, Inc.	553,200	14,128,728
		306,642,205
Household Durables - 1.4%
Black & Decker Corp.	616,140	24,312,884
Centex Corp.	268,400	10,937,300
D.R. Horton, Inc.	822,600	18,673,020
Lennar Corp.	393,700	16,417,290
Maytag Corp.	817,300	23,914,198
Nintendo Co. Ltd.	94,200	17,145,125
Pulte Homes, Inc.	680,000	28,988,400
Sony Corp.	1,270,900	83,625,218
		224,013,435
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	2,178,300	31,476,435
Mattel, Inc.	4,868,300	92,108,236
		123,584,671
Media - 5.6%
AOL Time Warner, Inc. (a)	8,481,052	449,495,756
AT&T Corp. - Liberty Media Group Class A (a)	2,907,780	50,857,072
Clear Channel Communications, Inc. (a)	1,372,000	86,024,400
Comcast Corp. Class A (special) (a)	804,600	34,959,870
Cox Communications, Inc. Class A (a)	1,367,800	60,593,540
Fox Entertainment Group, Inc. Class A (a)	347,600	9,698,040
United Pan-Europe Communications NV sponsored ADR (a)	2,089,700	5,307,838
UnitedGlobalCom, Inc. Class A (a)	928,200	8,019,648
Viacom, Inc. Class B (non-vtg.) (a)	2,884,125	149,253,469
		854,209,633
Multiline Retail - 2.8%
Costco Wholesale Corp. (a)	745,000	31,237,850
Dillards, Inc. Class A	1,254,130	19,150,565
Family Dollar Stores, Inc.	534,300	13,694,109
Federated Department Stores, Inc. (a)	576,300	24,492,750
JCPenney Co., Inc.	1,048,800	27,646,368
Kmart Corp. (a)	5,336,600	61,210,802
Sears, Roebuck & Co.	985,480	41,695,659
Wal-Mart Stores, Inc.	4,184,800	204,218,240
		423,346,343
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A (a)	1,355,400	60,315,300
AutoZone, Inc. (a)	1,671,300	62,673,750
Best Buy Co., Inc. (a)	1,139,500	72,381,040
Gap, Inc.	2,774,300	80,454,700

	Shares	Value (Note 1)
Home Depot, Inc.	4,886,700	$ 227,475,885
Lowe's Companies, Inc.	726,700	52,722,085
O'Reilly Automotive, Inc. (a)	1,209,600	34,292,160
Toys 'R' Us, Inc. (a)	1,993,480	49,338,630
		639,653,550
TOTAL CONSUMER DISCRETIONARY		2,571,449,837
CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Pepsi Bottling Group, Inc.	1,168,200	46,844,820
PepsiAmericas, Inc.	1,031,800	13,722,940
PepsiCo, Inc.	841,600	37,198,720
The Coca-Cola Co.	3,686,700	165,901,500
		263,667,980
Food & Drug Retailing - 1.3%
CVS Corp.	1,110,400	42,861,440
Rite Aid Corp. (a)	5,999,590	53,996,310
Rite Aid Corp. (a)(d)	1,450,000	11,745,000
Walgreen Co.	2,666,260	91,052,779
		199,655,529
Food Products - 0.6%
Kraft Foods, Inc. Class A	1,482,900	45,969,900
Quaker Oats Co.	392,600	35,824,750
		81,794,650
Household Products - 0.7%
Kimberly-Clark Corp.	940,900	52,596,310
Procter & Gamble Co.	723,460	46,156,748
		98,753,058
Personal Products - 1.0%
Gillette Co.	5,347,000	155,009,530
Tobacco - 0.9%
Philip Morris Companies, Inc.	2,746,600	139,389,950
TOTAL CONSUMER STAPLES		938,270,697
ENERGY - 2.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,557,570	52,178,595
BJ Services Co. (a)	1,834,260	52,056,299
Coflexip SA sponsored ADR	776,900	50,226,585
Global Industries Ltd. (a)	1,904,900	24,992,288
Halliburton Co.	1,236,900	44,033,640
National-Oilwell, Inc. (a)	1,567,500	42,009,000
Smith International, Inc. (a)	765,750	45,868,425
Stolt Offshore SA (a)	1,796,600	22,935,237
Transocean Sedco Forex, Inc.	780,000	32,175,000
Varco International, Inc. (a)	1,421,000	26,444,810
Weatherford International, Inc. (a)	1,068,640	51,294,720
		444,214,599
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.5%
Banks - 2.8%
Bank of America Corp.	1,169,200	$ 70,187,076
Bank of New York Co., Inc.	355,100	17,044,800
Bank One Corp.	5,752,890	205,953,462
FleetBoston Financial Corp.	2,391,452	94,342,781
Mellon Financial Corp.	934,200	42,973,200
		430,501,319
Diversified Financials - 6.6%
American Express Co.	3,415,300	132,513,640
Capital One Financial Corp.	821,600	49,296,000
Charles Schwab Corp.	3,252,950	49,770,135
Citigroup, Inc.	3,152,710	166,589,196
Daiwa Securities Group, Inc.	6,397,000	66,934,612
Fannie Mae	918,500	78,210,275
Freddie Mac	942,600	65,982,000
Goldman Sachs Group, Inc.	265,800	22,805,640
J.P. Morgan Chase & Co.	833,800	37,187,480
MBNA Corp.	505,900	16,669,405
Merrill Lynch & Co., Inc.	918,500	54,421,125
Moody's Corp.	438,900	14,703,150
Morgan Stanley Dean Witter & Co.	812,000	52,154,760
Nikko Securities Co. Ltd.	9,697,000	77,672,408
Nomura Securities Co. Ltd.	4,062,000	77,839,799
State Street Corp.	756,200	37,424,338
		1,000,173,963
Insurance - 3.1%
ACE Ltd.	495,500	19,369,095
AFLAC, Inc.	2,002,420	63,056,206
Allstate Corp.	253,400	11,147,066
American General Corp.	1,794,800	83,368,460
American International Group, Inc.	1,836,946	157,977,356
Marsh & McLennan Companies, Inc.	438,600	44,298,600
MBIA, Inc.	1,098,900	61,186,752
Xl Capital Ltd. Class A	376,510	30,911,471
		471,315,006
TOTAL FINANCIALS		1,901,990,288
HEALTH CARE - 17.5%
Biotechnology - 4.0%
Abgenix, Inc. (a)	1,300,642	56,903,088
Alkermes, Inc. (a)	1,152,700	40,263,811
Amgen, Inc. (a)	2,820,500	175,012,025
Genentech, Inc. (a)	1,096,800	60,433,680
Geneva Proteomics (a)(d)	826,000	4,543,000
Human Genome Sciences, Inc. (a)	1,270,500	75,823,440
Medarex, Inc. (a)	1,687,600	39,709,228
Millennium Pharmaceuticals, Inc. (a)	2,537,680	86,027,352

	Shares	Value (Note 1)
Protein Design Labs, Inc. (a)	775,200	$ 65,194,320
QLT, Inc. (a)	389,100	7,710,040
		611,619,984
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	337,400	12,227,376
Guidant Corp. (a)	806,400	29,030,400
Medtronic, Inc.	3,269,800	150,443,498
		191,701,274
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	800,800	55,255,200
Health Management Associates, Inc. Class A (a)	88,600	1,864,144
McKesson HBOC, Inc.	3,290,300	122,135,936
Tenet Healthcare Corp. (a)	1,827,700	94,291,043
		273,546,323
Pharmaceuticals - 10.4%
American Home Products Corp.	2,649,200	154,819,248
Bristol-Myers Squibb Co.	2,785,400	145,676,420
Cambridge Antibody Technology Group PLC (a)	1,018,375	29,864,918
Elan Corp. PLC sponsored ADR (a)	1,553,350	94,754,350
Eli Lilly & Co.	2,824,500	209,013,000
Johnson & Johnson	2,166,500	108,325,000
Merck & Co., Inc.	2,154,160	137,672,366
Pfizer, Inc.	15,758,235	631,117,312
Pharmacia Corp.	1,448,100	66,540,195
Watson Pharmaceuticals, Inc. (a)	302,900	18,670,756
		1,596,453,565
TOTAL HEALTH CARE		2,673,321,146
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Goodrich Corp.	124,290	4,720,534
Airlines - 1.1%
AMR Corp. (a)	1,272,780	45,985,541
Continental Airlines, Inc. Class B (a)	834,300	41,089,275
Delta Air Lines, Inc.	989,200	43,603,936
Northwest Airlines Corp. (a)	1,447,500	34,233,375
		164,912,127
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	812,000	40,356,400
Concord EFS, Inc. (a)	632,400	35,123,496
DST Systems, Inc. (a)	264,900	13,960,230
		89,440,126
Construction & Engineering - 0.5%
Fluor Corp.	1,536,310	69,364,397
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	9,393,000	$ 46,543,248
Molex, Inc. Class A (non-vtg.)	26,600	783,370
		47,326,618
Industrial Conglomerates - 4.3%
General Electric Co.	11,994,200	584,717,250
Minnesota Mining & Manufacturing Co.	623,880	71,184,708
		655,901,958
Machinery - 0.1%
Illinois Tool Works, Inc.	313,900	19,869,870
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,812,800	54,692,176
Canadian National Railway Co.	1,527,210	61,955,904
Union Pacific Corp.	1,292,150	70,951,957
		187,600,037
TOTAL INDUSTRIALS		1,239,135,667
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	14,866,620	287,966,429
Comverse Technology, Inc. (a)	868,200	50,017,002
McDATA Corp.:
Class A (a)	1,219,500	24,329,025
Class B	317,400	7,204,980
Nortel Networks Corp.	1,716,500	15,602,985
QUALCOMM, Inc. (a)	1,979,300	112,721,135
Tellium, Inc.	22,500	382,950
		498,224,506
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	1,538,800	37,223,572
Compaq Computer Corp.	5,173,700	80,140,613
Dell Computer Corp. (a)	9,521,700	258,038,070
EMC Corp. (a)	3,004,740	87,287,697
Gateway, Inc. (a)	1,499,100	24,660,195
Hewlett-Packard Co.	2,696,400	77,117,040
International Business Machines Corp.	2,343,100	264,770,300
Lexmark International, Inc. Class A (a)	1,228,700	82,630,075
StorageNetworks, Inc.	1,365,700	23,134,958
Sun Microsystems, Inc. (a)	6,752,300	109,387,260
		1,044,389,780
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,067,760	34,702,200
Avnet, Inc.	1,353,800	30,352,196
Sanmina Corp. (a)	1,487,700	35,853,570
SCI Systems, Inc. (a)	2,727,200	69,543,600
		170,451,566

	Shares	Value (Note 1)
Internet Software & Services - 0.4%
Jupiter Media Metrix, Inc. (a)	769,800	$ 985,344
Openwave Systems, Inc.	689,200	22,385,216
VeriSign, Inc. (a)	621,807	36,176,731
		59,547,291
Semiconductor Equipment & Products - 10.2%
Altera Corp. (a)	1,899,050	56,325,823
Analog Devices, Inc. (a)	911,600	39,426,700
Applied Materials, Inc. (a)	2,204,500	113,377,435
ASML Holding NV (NY Shares) (a)	527,600	11,897,380
Cabot Microelectronics Corp. (a)	312,000	19,503,120
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,531,700	38,736,693
Integrated Circuit Systems, Inc. (a)	863,200	16,487,120
Integrated Device Technology, Inc. (a)	528,900	15,909,312
Intel Corp.	21,640,100	659,806,649
KLA-Tencor Corp. (a)	1,166,000	68,444,200
LAM Research Corp. (a)	1,716,600	51,583,830
Lattice Semiconductor Corp. (a)	570,500	14,097,055
Micron Technology, Inc. (a)	2,509,300	103,132,230
National Semiconductor Corp. (a)	527,700	15,366,624
QLogic Corp. (a)	117,137	7,544,794
Semtech Corp. (a)	278,500	8,895,290
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,662,120	55,627,603
Teradyne, Inc. (a)	1,770,300	58,596,930
Texas Instruments, Inc.	5,052,200	159,144,300
Xilinx, Inc. (a)	1,130,000	47,516,500
		1,561,419,588
Software - 9.2%
Adobe Systems, Inc.	1,548,400	72,697,380
BEA Systems, Inc. (a)	263,500	8,753,470
Compuware Corp. (a)	1,265,000	17,279,900
Electronic Arts, Inc. (a)	1,393,800	80,129,562
Inktomi Corp. (a)	1,435,800	13,123,212
Intuit, Inc. (a)	13,300	516,040
Microsoft Corp. (a)	13,315,923	958,879,614
Oracle Corp. (a)	3,365,870	66,173,004
PeopleSoft, Inc. (a)	2,183,800	105,477,540
VERITAS Software Corp. (a)	1,144,598	77,741,096
		1,400,770,818
TOTAL INFORMATION TECHNOLOGY		4,734,803,549
MATERIALS - 0.3%
Chemicals - 0.3%
Dow Chemical Co.	592,700	19,707,275
Lyondell Chemical Co.	2,101,500	32,321,070
		52,028,345
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T Corp.	3,689,400	$ 81,166,800
BellSouth Corp.	1,253,400	50,474,418
SBC Communications, Inc.	2,810,023	112,569,521
TeraBeam Networks (d)	60,800	60,800
		244,271,539
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	3,108,570	53,840,432
Sprint Corp. - PCS Group Series 1 (a)	1,674,780	40,445,937
Vodafone Group PLC	33,837,911	75,627,506
		169,913,875
TOTAL TELECOMMUNICATION SERVICES		414,185,414
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	1,385,100	59,628,555
Multi-Utilities - 0.3%
Enron Corp.	869,400	42,600,600
TOTAL UTILITIES		102,229,155
TOTAL COMMON STOCKS (Cost $13,180,210,937)		15,071,628,697
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $1,528,257)	88,646	150,698
U.S. Government Agency Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount
Fannie Mae 5.5% 5/2/06 (Cost $3,592,346)	AA-	$ 3,605,000	3,568,950
Cash Equivalents - 1.7%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	150,356,676	150,356,676
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	114,404,700	114,404,700
TOTAL CASH EQUIVALENTS (Cost $264,761,376)		264,761,376
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,450,092,916)	15,340,109,721
NET OTHER ASSETS - (0.4)%	(68,167,020)
NET ASSETS - 100%	$ 15,271,942,701
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneva Proteomics	7/7/00	$ 4,543,000
Rite Aid Corp.	6/27/01	$ 10,875,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,321,978,439 and $8,719,063,613, respectively, of which long-term U.S. government and government agency obligations aggregated $3,592,346 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $565,765 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,499,498 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $12,935,500. The weighted average interest rate was 4.94%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $13,586,203,933. Net unrealized appreciation aggregated $1,753,905,788, of which $2,853,694,129 related to appreciated investment securities and $1,099,788,341 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,022,945) (cost $13,450,092,916) - See accompanying schedule		$ 15,340,109,721
Receivable for investments sold		153,738,092
Receivable for fund shares sold		6,830,618
Dividends receivable		12,322,608
Interest receivable		619,920
Other receivables		278,359
Total assets		15,513,899,318
Liabilities
Payable to custodian bank	$ 10,280
Payable for investments purchased	110,545,539
Payable for fund shares redeemed	9,351,904
Accrued management fee	7,426,895
Distribution fees payable	172,162
Other payables and accrued expenses	45,137
Collateral on securities loaned, at value	114,404,700
Total liabilities		241,956,617
Net Assets		$ 15,271,942,701
Net Assets consist of:
Paid in capital		$ 14,313,888,157
Undistributed net investment income		17,677,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(949,610,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,889,987,173
Net Assets		$ 15,271,942,701
Initial Class: Net Asset Value, offering price and redemption price per share ($13,371,788,843 ÷ 362,531,300 shares)		$36.88
Service Class: Net Asset Value, offering price and redemption price per share ($1,786,692,791 ÷ 48,605,584 shares)		$36.76
Service Class 2: Net Asset Value, offering price and redemption price per share ($113,461,067 ÷ 3,097,125 shares)		$36.63

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 54,605,054
Interest		13,062,680
Security lending		693,431
Total income		68,361,165
Expenses
Management fee	$ 45,636,564
Transfer agent fees	5,134,794
Distribution fees	989,544
Accounting and security lending fees	565,123
Custodian fees and expenses	243,373
Registration fees	52,869
Audit	46,986
Legal	41,620
Interest	3,553
Reports to shareholders	1,311,082
Miscellaneous	5,495
Total expenses before reductions	54,031,003
Expense reductions	(3,114,210)	50,916,793
Net investment income		17,444,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(785,064,504)
Foreign currency transactions	(325,425)	(785,389,929)
Change in net unrealized appreciation (depreciation) on: Investment securities
Change in net unrealized appreciation (depreciation) on: Investment securities	(927,614,409)
Assets and liabilities in foreign currencies	(47,213)	(927,661,622)
Net gain (loss)		(1,713,051,551)
Net increase (decrease) in net assets resulting from operations		$ (1,695,607,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,444,372	$ 11,145,934
Net realized gain (loss)	(785,389,929)	1,012,598,310
Change in net unrealized appreciation (depreciation)	(927,661,622)	(3,219,390,093)
Net increase (decrease) in net assets resulting from operations	(1,695,607,179)	(2,195,645,849)
Distributions to shareholders From net investment income	(10,651,148)	(20,008,543)
From net realized gain	(960,548,930)	(2,010,393,014)
In excess of net realized gain	(163,985,157)	-
Total distributions	(1,135,185,235)	(2,030,401,557)
Share transactions - net increase (decrease)	681,319,116	3,588,722,111
Total increase (decrease) in net assets	(2,149,473,298)	(637,325,295)
Net Assets
Beginning of period	17,421,415,999	18,058,741,294
End of period (including undistributed net investment income of $17,677,687 and $10,649,233, respectively)	$ 15,271,942,701	$ 17,421,415,999

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	18,466,905	$ 708,653,046	60,790,422	$ 3,083,045,212
Reinvested	24,560,455	1,006,978,664	38,128,847	1,912,161,690
Redeemed	(35,931,376)	(1,350,612,480)	(55,558,216)	(2,766,549,803)
Net increase (decrease)	7,095,984	$ 365,019,230	43,361,053	$ 2,228,657,099
Service Class Sold	7,673,568	$ 293,233,615	25,312,442	$ 1,274,031,890
Reinvested	3,016,784	123,326,141	2,363,626	118,228,594
Redeemed	(4,537,204)	(168,989,344)	(1,943,579)	(95,706,253)
Net increase (decrease)	6,153,148	$ 247,570,412	25,732,489	$ 1,296,554,231
Service Class 2 A Sold	1,774,037	$ 67,885,955	1,360,003	$ 65,671,999
Reinvested	119,736	4,880,430	225	11,273
Redeemed	(111,199)	(4,036,911)	(45,677)	(2,172,491)
Net increase (decrease)	1,782,574	$ 68,729,474	1,314,551	$ 63,510,781
Distributions From net investment income Initial Class		$ 10,599,775		$ 19,026,484
Service Class		-		981,965
Service Class 2 A		51,373		94
Total		$ 10,651,148		$ 20,008,543
From net realized gain Initial Class		$ 851,081,961		$ 1,893,135,205
Service Class		105,342,109		117,246,629
Service Class 2 A		4,124,860		11,180
Total		$ 960,548,930		$ 2,010,393,014
In excess of net realized gain Initial Class		$ 145,296,928		$ -
Service Class		17,984,032		-
Service Class 2 A		704,197		-
Total		$ 163,985,157		$ -
		$ 1,135,185,235		$ 2,030,401,557

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.04 D	.03 D	.07 D	.08 D	.20 D	.22
Net realized and unrealized gain (loss)	(3.97)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(3.93)	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.03)	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
In excess of net realized gain	(.41)	-	-	-	-	-
Total distributions	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 36.88	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(9.66)%	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,371,789	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.68% A	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after all expense reductions	.64% A, F	.64% F	.65% F	.66% F	.67% F	.67% F
Ratio of net investment income to average net assets	.24% A	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	114% A	103%	84%	123%	113%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(3.96)	(5.25)	15.07	12.83	.14
Total from investment operations	(3.93)	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	-	(.05)	(.08)	(.19)	-
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	-
In excess of net realized gain	(.41)	-	-	-	-
Total distributions	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 36.76	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(9.69)%	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786,693	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.78% A	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after all expense reductions	.74% A, F	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	.13% A	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	114% A	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) D	(.00)	(.09)
Net realized and unrealized gain (loss)	(3.95)	(3.86)
Total from investment operations	(3.95)	(3.95)
Less Distributions
From net investment income	(.03)	(.05)
From net realized gain	(2.41)	(5.97)
In excess of net realized gain	(.41)	-
Total distributions	(2.85)	(6.02)
Net asset value, end of period	$ 36.63	$ 43.43
Total Return B, C	(9.76)%	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 113,461	$ 57,095
Ratio of expenses to average net assets	.93% A	.91% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.90% A, F
Ratio of net investment income (loss) to average net assets	(.02)% A	(.19)% A
Portfolio turnover rate	114% A	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity VIP: Growth & Income - Service Class	-6.93%	11.79%
S&P 500	-14.83%	12.95%
Variable Annuity Growth & Income Funds Average	0.72%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 247 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,511 - a 65.11% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,298 - a 72.98% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	5.2
Freddie Mac	4.8
Microsoft Corp.	4.5
Philip Morris Companies, Inc.	4.3
General Electric Co.	4.0
22.8
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.4
Consumer Discretionary	18.0
Consumer Staples	11.0
Industrials	8.9
Information Technology	8.8

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks and Equity Futures	85.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	12.8%

* Foreign investments 1.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months ending June 30, 2001, the fund edged the -6.70% return of the Standard & Poor's 500 Index, while trailing the -2.59% return of the Lipper Inc. variable annuity growth & income funds average. For the 12 months that ended June 30, 2001, the fund's returns again fell in between its benchmarks, beating the -14.83% return of the S&P 500®, but lagging the 0.72% mark posted by the Lipper average.

Q. Why did the fund outperform the index but trail the Lipper average during the six-month period?

A. Relative to the S&P 500, the fund benefited from a lighter emphasis on technology and telecommunications stocks. In addition, I overweighted defensive sectors such as financial services and consumer staples for their reliable earnings growth, which worked out well. Financial stocks were particularly helped by rapidly falling interest rates, as the Federal Reserve Board lowered short-term rates six times during the period. Conversely, I underweighted health care, especially drug stocks. This was a timely move, as large-cap drug stocks pulled back sharply near the end of the period. There are lots of popular drugs with expiring patents, and in many cases there appears to be nothing in the product pipeline to replace them. On the negative side, I trimmed the fund's positions in its two largest financial holdings early in the period and invested most of the proceeds in investment brokerage stocks, which turned out to be premature. I reasoned that brokers would benefit if rates dropped further. Moreover, if companies tried to cut costs through mergers and acquisitions, that would likely benefit brokerage stocks, too. By the end of the period, however, these expected benefits had not materialized to any significant degree, which hurt performance relative to the Lipper average. Additionally, the typical fund in the Lipper average is tilted more heavily in favor of value stocks, to which investors turned as growth stocks fell and the economy slowed.

Q. You carried a relatively high level of cash throughout the first half of 2001. Why was that?

A. It was hard to find good buying opportunities. For example, many investors had been relying on the energy sector as a relatively safe haven while growth stocks were declining, but after two years of high energy prices we were beginning to see more production coming on line. I thought we might be entering a period of softer energy prices, and we saw some indication that the tightness in supply could be easing toward the end of the period. These conditions made energy stocks less attractive investments.

Q. What stocks did well for the fund?

A. Fannie Mae and Freddie Mac, mentioned favorably in the shareholder report six months ago, repeated as strong performers. Falling interest rates helped to boost Fannie's and Freddie's already healthy profit margins. Another stock that aided performance was Philip Morris. The stock's improving fortunes were traceable to lessening investor concern over smoking-related lawsuits and renewed respect for the value of the company's core cigarette business as a result of plans to spin off its Kraft food division.

Q. What stocks detracted from performance?

A. The list of detractors was populated with tech and telecommunications stocks, including Cisco Systems, Sun Microsystems, Nextel Communications, Pegasus Communications and Vodafone Group. With the exception of Cisco, these were stocks I underweighted compared to the index. Nevertheless, they posted negative returns that hurt the fund's absolute performance. The fund no longer owned Vodafone Group at the end of the period.

Q. What's your outlook, Louis?

A. My main concern is with corporate earnings, which continue to come in below drastically scaled-back estimates in many cases. Related concerns are the levels of consumer spending and capital spending, both of which need to improve in order for the economy to return to a reasonably healthy rate of growth. Lower interest rates should certainly help to stimulate consumer spending - and, to a much lesser extent, capital spending - but time is of the essence. The longer it takes for the economy to recover, the greater the danger of things getting worse before they improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2001, more than $1.2 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 0.4%
Ford Motor Co.	208,900	$ 5,128,495
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	179,500	4,640,075
McDonald's Corp.	119,100	3,222,846
		7,862,921
Media - 11.4%
Comcast Corp. Class A (special) (a)	136,900	5,948,305
EchoStar Communications Corp. Class A (a)	952,000	29,864,240
Gannett Co., Inc.	137,700	9,074,430
Gemstar-TV Guide International, Inc. (a)	102,100	4,289,221
General Motors Corp. Class H	667,600	13,518,900
Knight-Ridder, Inc.	140,800	8,349,440
McGraw-Hill Companies, Inc.	212,700	14,070,105
Omnicom Group, Inc.	309,400	26,608,400
Pegasus Communications Corp. (a)	809,900	13,954,577
The New York Times Co. Class A	190,300	7,992,600
Viacom, Inc. Class B (non-vtg.) (a)	132,292	6,846,132
		140,516,350
Multiline Retail - 2.8%
Kohls Corp. (a)	112,200	7,038,306
Wal-Mart Stores, Inc.	562,500	27,450,000
		34,488,306
Specialty Retail - 1.1%
Home Depot, Inc.	274,900	12,796,595
TOTAL CONSUMER DISCRETIONARY		200,792,667
CONSUMER STAPLES - 11.0%
Beverages - 1.0%
The Coca-Cola Co.	288,500	12,982,500
Food & Drug Retailing - 1.4%
Kroger Co. (a)	181,800	4,545,000
Walgreen Co.	359,700	12,283,755
		16,828,755
Food Products - 0.6%
Unilever NV (NY Shares)	117,600	7,005,432
Household Products - 1.8%
Colgate-Palmolive Co.	193,400	11,408,666
Kimberly-Clark Corp.	186,400	10,419,760
		21,828,426
Personal Products - 1.9%
Gillette Co.	814,500	23,612,355
Tobacco - 4.3%
Philip Morris Companies, Inc.	1,050,760	53,326,070
TOTAL CONSUMER STAPLES		135,583,538

	Shares	Value (Note 1)
ENERGY - 5.2%
Oil & Gas - 5.2%
Exxon Mobil Corp.	738,328	$ 64,492,951
FINANCIALS - 20.4%
Banks - 2.5%
Bank One Corp.	314,100	11,244,780
PNC Financial Services Group, Inc.	138,500	9,111,915
Wells Fargo & Co.	224,300	10,414,249
		30,770,944
Diversified Financials - 14.4%
Capital One Financial Corp.	179,500	10,770,000
Fannie Mae	508,900	43,332,835
Freddie Mac	838,032	58,662,240
Merrill Lynch & Co., Inc.	461,000	27,314,250
Morgan Stanley Dean Witter & Co.	584,800	37,561,704
		177,641,029
Insurance - 1.9%
American International Group, Inc.	271,806	23,375,273
Real Estate - 1.6%
Equity Office Properties Trust	294,000	9,299,220
Equity Residential Properties Trust (SBI)	177,400	10,031,970
		19,331,190
TOTAL FINANCIALS		251,118,436
HEALTH CARE - 8.0%
Biotechnology - 2.2%
Amgen, Inc. (a)	430,900	26,737,345
Pharmaceuticals - 5.8%
Abbott Laboratories	135,400	6,500,554
Allergan, Inc.	101,300	8,661,150
American Home Products Corp.	48,000	2,805,120
Bristol-Myers Squibb Co.	192,200	10,052,060
Eli Lilly & Co.	119,100	8,813,400
Merck & Co., Inc.	78,600	5,023,326
Pfizer, Inc.	549,200	21,995,460
Schering-Plough Corp.	47,200	1,710,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,700	5,579,340
		71,140,938
TOTAL HEALTH CARE		97,878,283
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Boeing Co.	102,900	5,721,240
United Technologies Corp.	48,000	3,516,480
		9,237,720
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	378,900	3,364,632
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.4%
Masco Corp.	201,900	$ 5,039,424
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	224,700	11,470,935
IMS Health, Inc.	199,900	5,697,150
		17,168,085
Industrial Conglomerates - 4.0%
General Electric Co.	1,022,800	49,861,500
Machinery - 0.4%
Eaton Corp.	65,000	4,556,500
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	357,400	10,782,758
Union Pacific Corp.	183,300	10,065,003
		20,847,761
TOTAL INDUSTRIALS		110,075,622
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	492,000	9,530,040
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	436,300	11,823,730
EMC Corp. (a)	106,600	3,096,730
Sun Microsystems, Inc. (a)	613,400	9,937,080
		24,857,540
Semiconductor Equipment & Products - 0.2%
LSI Logic Corp. (a)	101,300	1,904,440
Software - 5.8%
Adobe Systems, Inc.	300,900	14,127,255
Microsoft Corp. (a)	761,200	54,814,012
Oracle Corp. (a)	144,700	2,844,802
		71,786,069
TOTAL INFORMATION TECHNOLOGY		108,078,089
MATERIALS - 1.0%
Chemicals - 0.6%
E.I. du Pont de Nemours and Co.	140,800	6,792,192
Containers & Packaging - 0.0%
Ball Corp.	3	143
Paper & Forest Products - 0.4%
Mead Corp.	190,300	5,164,742
TOTAL MATERIALS		11,957,077
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	182,000	7,329,140
Qwest Communications International, Inc.	187,200	5,966,064

	Shares	Value (Note 1)
SBC Communications, Inc.	334,830	$ 13,413,290
Sprint Corp. - FON Group	95,100	2,031,336
		28,739,830
Wireless Telecommunication Services - 1.7%
Nextel Communications, Inc. Class A (a)	1,211,400	20,981,448
TOTAL TELECOMMUNICATION SERVICES		49,721,278
UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Corp. (a)	154,321	6,643,519
TOTAL COMMON STOCKS (Cost $999,489,094)		1,036,341,460
Convertible Bonds - 1.7%
Moody's Ratings (unaudited)		Principal Amount
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $20,315,224)	Caa1	$ 21,240,000	20,496,600
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.99% 7/12/01 (d) (Cost $3,595,254)	-	3,600,000	3,596,720
Cash Equivalents - 13.6%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $167,940,674)	167,940,674	167,940,674
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,191,340,246)		1,228,375,454
NET OTHER ASSETS - 0.3%		4,257,646
NET ASSETS - 100%		$ 1,232,633,100
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
58 S&P 500 Stock Index Contracts	Sept. 2001	$ 17,859,650	$ (878,081)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,496,600 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,348,770.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $450,564,942 and $370,272,931, respectively.
The market value of futures contracts opened and closed during the period amounted to $82,378,849 and $122,495,430, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $25,192 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,195,363,183. Net unrealized appreciation aggregated $33,012,271, of which $142,274,598 related to appreciated investment securities and $109,262,327 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,191,340,246) - See accompanying schedule		$ 1,228,375,454
Receivable for investments sold		2,558,428
Receivable for fund shares sold		1,420,070
Dividends receivable		1,121,748
Interest receivable		679,934
Receivable for daily variation on futures contracts		66,150
Other receivables		329
Total assets		1,234,222,113
Liabilities
Payable for investments purchased	$ 694,168
Payable for fund shares redeemed	305,240
Accrued management fee	486,963
Distribution fees payable	26,083
Other payables and accrued expenses	76,559
Total liabilities		1,589,013
Net Assets		$ 1,232,633,100
Net Assets consist of:
Paid in capital		$ 1,222,705,513
Undistributed net investment income		8,079,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,309,494)
Net unrealized appreciation (depreciation) on investments		36,157,127
Net Assets		$ 1,232,633,100
Initial Class: Net Asset Value, offering price and redemption price per share ($949,934,785 ÷ 69,566,243 shares)		$13.66
Service Class: Net Asset Value, offering price and redemption price per share ($255,086,063 ÷ 18,775,879 shares)		$13.59
Service Class 2: Net Asset Value, offering price and redemption price per share ($27,612,252 ÷ 2,038,756 shares)		$13.54

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,406,866
Interest		5,217,249
Security lending		4,668
Total income		11,628,783
Expenses
Management fee	$ 2,875,774
Transfer agent fees	395,529
Distribution fees	137,030
Accounting and security lending fees	147,214
Non-interested trustees' compensation	2,097
Custodian fees and expenses	9,538
Audit	11,403
Legal	4,459
Miscellaneous	15,497
Total expenses before reductions	3,598,541
Expense reductions	(116,708)	3,481,833
Net investment income		8,146,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,918,591)
Foreign currency transactions	12
Futures contracts	(5,106,718)	(34,025,297)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,812,225)
Assets and liabilities in foreign currencies	(78)
Futures contracts	1,337,199	(44,475,104)
Net gain (loss)		(78,500,401)
Net increase (decrease) in net assets resulting from operations		$ (70,353,451)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 8,146,950	$ 15,412,988
Net realized gain (loss)	(34,025,297)	51,522,057
Change in net unrealized appreciation (depreciation)	(44,475,104)	(117,592,479)
Net increase (decrease) in net assets resulting from operations	(70,353,451)	(50,657,434)
Distributions to shareholders From net investment income	(15,500,793)	(14,244,192)
From net realized gain	(50,237,278)	(92,962,107)
Total distributions	(65,738,071)	(107,206,299)
Share transactions - net increase (decrease)	131,312,801	40,278,821
Total increase (decrease) in net assets	(4,778,721)	(117,584,912)
Net Assets
Beginning of period	1,237,411,821	1,354,996,733
End of period (including undistributed net investment income of $8,079,954 and $15,511,227, respectively)	$ 1,232,633,100	$ 1,237,411,821

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	4,899,736	$ 68,366,881	8,109,723	$ 126,150,301
Reinvested	3,712,724	53,277,595	6,348,551	97,958,146
Redeemed	(5,306,806)	(72,823,917)	(20,994,145)	(328,655,829)
Net increase (decrease)	3,305,654	$ 48,820,559	(6,535,871)	$ (104,547,382)
Service Class Sold	4,466,721	$ 61,684,493	8,415,703	$ 130,655,851
Reinvested	812,592	11,603,819	601,152	9,239,713
Redeemed	(527,055)	(7,131,450)	(538,927)	(8,390,790)
Net increase (decrease)	4,752,258	$ 66,156,862	8,477,928	$ 131,504,774
Service Class 2 A Sold	1,148,455	$ 15,865,878	904,808	$ 14,041,948
Reinvested	60,116	856,657	550	8,442
Redeemed	(28,597)	(387,155)	(46,576)	(728,961)
Net increase (decrease)	1,179,974	$ 16,335,380	858,782	$ 13,321,429
Distributions From net investment income Initial Class		$ 12,653,429		$ 13,015,416
Service Class		2,643,908		1,227,654
Service Class 2 A		203,456		1,122
Total		$ 15,500,793		$ 14,244,192
From net realized gain Initial Class		$ 40,624,166		$ 84,942,728
Service Class		8,959,911		8,012,059
Service Class 2 A		653,201		7,320
Total		$ 50,237,278		$ 92,962,107
		$ 65,738,071		$ 107,206,299

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90	$ 10.00
Income from Investment Operations
Net investment income	.10 D	.20 D	.18 D	.15 D	.13 D	.00
Net realized and unrealized gain (loss)	(.90)	(.81)	1.27	3.54	2.84	(.10)
Total from investment operations	(.80)	(.61)	1.45	3.69	2.97	(.10)
Less Distributions
From net investment income	(.19)	(.19)	(.10)	-	(.08)	-
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)	-
Total distributions	(.80)	(1.43)	(.30)	(.07)	(.34)	-
Net asset value, end of period	$ 13.66	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Total Return B, C	(5.49)%	(3.62)%	9.17%	29.59%	30.09%	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 949,935	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287	$ 990
Ratio of expenses to average net assets before expense reductions	.58% A	.58%	.60%	.61%	.70%	196.29% A, H
Ratio of expenses to average net assets after voluntary waivers	.58% A	.58%	.60%	.61%	.70%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.56% A, G	.57% G	.59% G	.60% G	.70%	1.00% A
Ratio of net investment income to average net assets	1.39% A	1.26%	1.08%	1.08%	1.14%	3.89% A
Portfolio turnover rate	73% A	72%	58%	66%	81%	0% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income D	.09	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(.90)	(.80)	1.27	3.50	.49
Total from investment operations	(.81)	(.62)	1.43	3.65	.52
Less Distributions
From net investment income	(.18)	(.19)	(.10)	-	(.08)
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 13.59	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total Return B, C	(5.58)%	(3.69)%	9.06%	29.27%	4.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 255,086	$ 212,994	$ 95,600	$ 18,375	$ 10
Ratio of expenses to average net assets	.68% A	.69%	.70%	.71%	.80% A
Ratio of expenses to average net assets after all expense reductions	.66% A, G	.68% G	.69% G	.70% G	.80% A
Ratio of net investment income to average net assets	1.29% A	1.16%	.98%	1.05%	1.24% A
Portfolio turnover rate	73% A	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F For the period December 31, 1996 (commencement of operations of Initial Class shares).

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income D	.08	.15
Net realized and unrealized gain (loss)	(.91)	(.49)
Total from investment operations	(.83)	(.34)
Less Distributions
From net investment income	(.19)	(.19)
From net realized gain	(.61)	(1.24)
Total distributions	(.80)	(1.43)
Net asset value, end of period	$ 13.54	$ 15.17
Total Return B, C	(5.73)%	(2.11)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 27,612	$ 13,025
Ratio of expenses to average net assets	.83% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.84% A, F
Ratio of net investment income to average net assets	1.13% A	1.00% A
Portfolio turnover rate	73% A	72%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Growth Opportunities - Service Class	-21.54%	7.31%	11.23%
S&P 500	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of com-mon stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,961 - a 99.61% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	5.7
Microsoft Corp.	4.0
Citigroup, Inc.	3.9
Fannie Mae	2.8
Pfizer, Inc.	2.7
19.1
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.7
Information Technology	16.9
Consumer Discretionary	13.6
Industrials	12.4
Health Care	11.7

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	93.6%
Bonds	0.1%
Short-Term Investments and Net Other Assets	6.3%

* Foreign investments 1.8%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period that ended June 30, 2001, the fund trailed the -6.70% return of the Standard & Poor's 500 Index, but outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 10.51%. For the 12 months ending June 30, 2001, the fund underperformed the S&P 500's return of -14.83% and marginally lagged the Lipper average return of -20.67%.

Q. What factors influenced the fund's return during the past six months?

A. Triggered by the six recent interest-rate cuts by the Federal Reserve Board, the market rotated to small- and mid-cap, economically sensitive stocks as investors looked beyond the current downturn toward what they wanted to own going forward. This rotation hurt the fund's performance. My focus was more defensive, with an emphasis on larger-cap, historically consistent growers. While I had some exposure to credit-sensitive and market-sensitive financials and industrials, it wasn't enough to fully benefit from the rotation.

Q. Why did the fund underperform the S&P 500?

A. Stock selection in pharmaceuticals and biotechnology was the biggest relative detractor to performance. Overweighting large-cap drug makers Schering-Plough, Eli Lilly and Bristol-Myers Squibb, and out-of-benchmark positions in biotech firms Immunex and Sepracor, were especially disappointing. These stocks suffered as concerns rose about international patent rights, and several of them encountered unexpected delays in new product releases and/or faced impending launches of competitive generic equivalents, which dimmed their prospects for growth.

Q. What strategies worked well?

A. Reflecting ongoing concerns about valuations and corporate capital spending in the technology sector, I had less exposure to the sector than did the benchmark, which was a plus on a relative basis, but a negative in absolute terms. I also had more exposure to the handful of tech stocks that performed well, including Microsoft and PeopleSoft, the top two contributors to the fund's return. In the end, my tech strategy was a big contributor to relative performance. In fact, this positioning helped the fund outpace both the index and the growth funds average in the final three months of the period.

Q. What else helped the fund outperform its growth fund peers?

A. Having greater exposure to the media industry was probably the fund's best contributor relative to the Lipper average - particularly some of the advertising-sensitive businesses that I owned as plays on an economic recovery. Fox Entertainment, AOL Time Warner and Viacom each had a strong six months, as did Univision Communications, a Spanish-language broadcasting company that targets a fast-growing market in the U.S.

Q. What were some of the other winners and losers during the past six months?

A. Praxair, a well-positioned industrial gas company that's very diversified globally, was a beneficiary of the rotation to economically cyclical names. Halliburton, the No. 1 provider of oil field services, was another strong contributor, boosted by the higher prices and increased exploration activity for oil and gas. Blue-chip technology companies highlighted the list of disappointments, including Cisco, Sun, EMC and Nortel, the last of which the fund no longer owned at the end of the period. A well-known old economy name, Coca-Cola, also had a difficult six months, caught in the rotation away from consistent growers. However, I think the company's new management is on the right track in its efforts to grow the business.

Q. What's your outlook, Bettina?

A. With the Fed's recent rate cuts, I'm hopeful that economic activity will stabilize and improve as we exit this calendar year. Still, I'm concerned that consumer spending could come under pressure as people feel the impact of recent layoff announcements. Against this backdrop, I feel the fund is well diversified with a mix of companies positioned to deliver their earnings and that appear reasonably valued. Given the recent rallies in technology and economically sensitive stocks - those that tend to quickly rise and fall in line with the economy - valuations in these sectors are no longer that compelling. As such, I expect that a lot more value is going to come from individual stock selection than from asset rotation or industry selection. I view this as a positive for how I manage the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2001, more than $1.1 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.1%
Ford Motor Co.	42,600	$ 1,045,830
Hotels Restaurants & Leisure - 0.1%
MGM Mirage, Inc. (a)	42,700	1,279,292
Household Durables - 0.3%
Black & Decker Corp.	83,670	3,301,618
Media - 9.1%
AOL Time Warner, Inc. (a)	446,600	23,669,800
Charter Communications, Inc. Class A (a)	155,300	3,626,255
Clear Channel Communications, Inc. (a)	154,900	9,712,230
Fox Entertainment Group, Inc. Class A (a)	367,100	10,242,090
General Motors Corp. Class H	51,100	1,034,775
McGraw-Hill Companies, Inc.	79,700	5,272,155
Omnicom Group, Inc.	159,800	13,742,800
Univision Communications, Inc. Class A (a)	272,200	11,644,716
Viacom, Inc. Class B (non-vtg.) (a)	365,620	18,920,835
Walt Disney Co.	141,000	4,073,490
		101,939,146
Multiline Retail - 1.9%
Costco Wholesale Corp. (a)	45,700	1,916,201
Federated Department Stores, Inc. (a)	108,300	4,602,750
JCPenney Co., Inc.	178,900	4,715,804
Target Corp.	32,100	1,110,660
Wal-Mart Stores, Inc.	190,200	9,281,760
		21,627,175
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	41,900	1,864,550
Gap, Inc.	84,500	2,450,500
Home Depot, Inc.	185,000	8,611,750
Lowe's Companies, Inc.	118,000	8,560,900
Staples, Inc. (a)	133,700	2,008,174
		23,495,874
TOTAL CONSUMER DISCRETIONARY		152,688,935
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
PepsiCo, Inc.	21,000	928,200
The Coca-Cola Co.	369,100	16,609,500
		17,537,700
Food & Drug Retailing - 0.2%
CVS Corp.	18,200	702,520
Rite Aid Corp. (a)	45,600	410,400
Rite Aid Corp. (a)(d)	108,000	874,800
		1,987,720
Food Products - 0.1%
Kraft Foods, Inc. Class A	37,200	1,153,200
Household Products - 1.4%
Colgate-Palmolive Co.	58,400	3,445,016

	Shares	Value (Note 1)
Kimberly-Clark Corp.	107,600	$ 6,014,840
Procter & Gamble Co.	95,220	6,075,036
		15,534,892
Personal Products - 1.9%
Avon Products, Inc.	51,100	2,364,908
Gillette Co.	646,670	18,746,963
		21,111,871
Tobacco - 1.5%
Philip Morris Companies, Inc.	328,420	16,667,315
TOTAL CONSUMER STAPLES		73,992,698
ENERGY - 5.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	34,300	1,149,050
Cooper Cameron Corp. (a)	64,500	3,599,100
Halliburton Co.	264,800	9,426,880
Schlumberger Ltd. (NY Shares)	72,900	3,838,185
Transocean Sedco Forex, Inc.	23,600	973,500
		18,986,715
Oil & Gas - 4.0%
BP PLC sponsored ADR	165,590	8,254,662
Chevron Corp.	71,000	6,425,500
Conoco, Inc. Class B	110,700	3,199,230
Exxon Mobil Corp.	263,700	23,034,195
TotalFinaElf SA:
Series B	6,153	861,789
sponsored ADR	40,105	2,815,371
		44,590,747
TOTAL ENERGY		63,577,462
FINANCIALS - 21.7%
Banks - 3.4%
Bank of America Corp.	260,400	15,631,812
Bank One Corp.	63,800	2,284,040
FleetBoston Financial Corp.	290,400	11,456,280
Mellon Financial Corp.	14,600	671,600
PNC Financial Services Group, Inc.	50,300	3,309,237
Wells Fargo & Co.	115,900	5,381,237
		38,734,206
Diversified Financials - 14.7%
American Express Co.	59,900	2,324,120
Citigroup, Inc.	835,500	44,147,820
Fannie Mae	364,800	31,062,720
Freddie Mac	392,500	27,475,000
J.P. Morgan Chase & Co.	461,400	20,578,440
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	175,700	11,285,211
Stilwell Financial, Inc.	21,400	718,184
USA Education, Inc.	76,900	5,613,700
		164,511,495
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
Allstate Corp.	153,000	$ 6,730,470
American International Group, Inc.	353,062	30,363,332
Hartford Financial Services Group, Inc.	45,600	3,119,040
		40,212,842
TOTAL FINANCIALS		243,458,543
HEALTH CARE - 11.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	98,700	6,124,335
Immunex Corp. (a)	85,790	1,462,720
Sepracor, Inc. (a)	63,200	2,510,304
		10,097,359
Health Care Equipment & Supplies - 0.7%
Guidant Corp. (a)	209,100	7,527,600
Health Care Providers & Services - 1.1%
AmeriSource Health Corp. Class A (a)	16,497	912,284
Cardinal Health, Inc.	128,705	8,880,645
McKesson HBOC, Inc.	70,300	2,609,536
		12,402,465
Pharmaceuticals - 9.0%
American Home Products Corp.	270,100	15,784,644
Bristol-Myers Squibb Co.	410,300	21,458,690
Eli Lilly & Co.	149,200	11,040,800
Forest Laboratories, Inc. (a)	59,800	4,245,800
Merck & Co., Inc.	68,200	4,358,662
Pfizer, Inc.	768,593	30,782,150
Pharmacia Corp.	68,300	3,138,385
Schering-Plough Corp.	290,200	10,516,848
		101,325,979
TOTAL HEALTH CARE		131,353,403
INDUSTRIALS - 12.4%
Air Freight & Couriers - 0.3%
United Parcel Service, Inc. Class B	52,300	3,022,940
Airlines - 0.4%
AMR Corp. (a)	105,400	3,808,102
Southwest Airlines Co.	47,250	873,653
		4,681,755
Building Products - 0.2%
Masco Corp.	109,200	2,725,632
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	25,100	1,247,470
Avery Dennison Corp.	31,000	1,582,550
Dun & Bradstreet Corp. (a)	21,450	604,890
Robert Half International, Inc. (a)	23,300	579,937
		4,014,847

	Shares	Value (Note 1)
Industrial Conglomerates - 8.7%
General Electric Co.	1,319,650	$ 64,332,937
Minnesota Mining & Manufacturing Co.	47,800	5,453,980
Textron, Inc.	138,900	7,645,056
Tyco International Ltd.	369,200	20,121,400
		97,553,373
Machinery - 1.5%
Danaher Corp.	112,600	6,305,600
Deere & Co.	55,000	2,081,750
Eaton Corp.	49,500	3,469,950
Illinois Tool Works, Inc.	21,900	1,386,270
Ingersoll-Rand Co.	77,400	3,188,880
		16,432,450
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	6,200	187,054
CSX Corp.	134,190	4,863,046
Union Pacific Corp.	96,740	5,311,993
		10,362,093
TOTAL INDUSTRIALS		138,793,090
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.3%
Brocade Communications System, Inc. (a)	11,600	503,092
CIENA Corp. (a)	31,700	1,206,819
Cisco Systems, Inc. (a)	379,060	7,342,392
Nokia AB sponsored ADR	141,710	3,123,288
QUALCOMM, Inc. (a)	51,200	2,915,840
		15,091,431
Computers & Peripherals - 2.6%
Compaq Computer Corp.	56,400	873,636
Dell Computer Corp. (a)	304,200	8,243,820
EMC Corp. (a)	214,556	6,232,852
Gateway, Inc. (a)	56,300	926,135
Hewlett-Packard Co.	31,100	889,460
International Business Machines Corp.	35,700	4,034,100
Sun Microsystems, Inc. (a)	462,700	7,495,740
		28,695,743
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	25,600	1,297,152
VeriSign, Inc. (a)	10,200	593,436
		1,890,588
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	71,600	4,475,000
Semiconductor Equipment & Products - 5.9%
Analog Devices, Inc. (a)	100,400	4,342,300
Applied Materials, Inc. (a)	46,100	2,370,923
Atmel Corp. (a)	55,400	717,430
Intel Corp.	693,010	21,129,875
KLA-Tencor Corp. (a)	86,400	5,071,680
LAM Research Corp. (a)	121,400	3,648,070
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	188,800	$ 7,759,680
National Semiconductor Corp. (a)	209,200	6,091,904
Teradyne, Inc. (a)	108,400	3,588,040
Texas Instruments, Inc.	174,400	5,493,600
Xilinx, Inc. (a)	130,400	5,483,320
		65,696,822
Software - 6.4%
Adobe Systems, Inc.	53,900	2,530,605
BEA Systems, Inc. (a)	32,100	1,066,362
BMC Software, Inc. (a)	21,900	493,626
Computer Associates International, Inc.	172,500	6,210,000
i2 Technologies, Inc. (a)	42,300	828,657
Microsoft Corp. (a)	614,400	44,242,944
Oracle Corp. (a)	138,900	2,730,774
PeopleSoft, Inc. (a)	255,400	12,335,820
VERITAS Software Corp. (a)	23,200	1,575,744
		72,014,532
TOTAL INFORMATION TECHNOLOGY		187,864,116
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	154,300	5,130,475
Praxair, Inc.	152,700	7,176,900
		12,307,375
Metals & Mining - 0.4%
Alcoa, Inc.	94,000	3,703,600
Phelps Dodge Corp.	18,200	755,300
		4,458,900
Paper & Forest Products - 0.8%
Georgia-Pacific Group	110,900	3,753,965
International Paper Co.	40,200	1,435,140
Mead Corp.	14,400	390,816
Weyerhaeuser Co.	54,800	3,012,356
		8,592,277
TOTAL MATERIALS		25,358,552
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
ALLTEL Corp.	34,200	2,095,092
AT&T Corp.	143,700	3,161,400
BellSouth Corp.	228,700	9,209,749
SBC Communications, Inc.	212,060	8,495,124
Verizon Communications	47,900	2,562,650
		25,524,015

	Shares	Value (Note 1)
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	333,900	$ 5,783,148
Vodafone Group PLC	122,991	274,884
		6,058,032
TOTAL TELECOMMUNICATION SERVICES		31,582,047
TOTAL COMMON STOCKS (Cost $960,659,068)		1,048,668,846
Corporate Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	$ 380,000	431,300
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	275,000	255,750
TOTAL CORPORATE BONDS (Cost $663,250)			687,050
Cash Equivalents - 5.4%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $60,327,102)	60,327,102	60,327,102
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,021,649,420)		1,109,682,998
NET OTHER ASSETS - 0.9%		10,119,262
TOTAL NET ASSETS - 100%		$ 1,119,802,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $431,300 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 810,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $626,063,960 and $634,768,058, respectively.
The market value of futures contracts opened and closed during the period amounted to $62,337,043 and $120,943,171, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $38,879 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $874,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,035,666,263. Net unrealized appreciation aggregated $74,016,735, of which $156,384,902 related to appreciated investment securities and $82,368,167 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $30,538,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,021,649,420) - See accompanying schedule		$ 1,109,682,998
Receivable for investments sold		17,629,941
Receivable for fund shares sold		506,898
Dividends receivable		687,815
Interest receivable		267,566
Other receivables		65
Total assets		1,128,775,283
Liabilities
Payable for investments purchased	$ 7,521,998
Payable for fund shares redeemed	807,427
Accrued management fee	545,724
Distribution fees payable	34,416
Other payables and accrued expenses	63,458
Total liabilities		8,973,023
Net Assets		$ 1,119,802,260
Net Assets consist of:
Paid in capital		$ 1,155,472,723
Undistributed net investment income		4,767,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,464,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,026,493
Net Assets		$ 1,119,802,260
Initial Class: Net Asset Value, offering price and redemption price per share ($768,377,982 ÷ 47,635,262 shares)		$16.13
Service Class: Net Asset Value, offering price and redemption price per share ($310,701,099 ÷ 19,284,536 shares)		$16.11
Service Class 2: Net Asset Value, offering price and redemption price per share ($40,723,179 ÷ 2,536,577 shares)		$16.05

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 5,943,061
Interest		2,926,671
Security lending		39,792
Total income		8,909,524
Expenses
Management fee	$ 3,405,054
Transfer agent fees	386,231
Distribution fees	198,903
Accounting and security lending fees	145,019
Non-interested trustees' compensation	2,109
Custodian fees and expenses	33,486
Registration fees	369
Audit	24,691
Legal	4,514
Miscellaneous	29,240
Total expenses before reductions	4,229,616
Expense reductions	(206,105)	4,023,511
Net investment income		4,886,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(78,936,950)
Foreign currency transactions	(9,347)
Futures contracts	(12,018,735)	(90,965,032)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,256,671)
Assets and liabilities in foreign currencies	(26,284)
Futures contracts	2,539,863	(29,743,092)
Net gain (loss)		(120,708,124)
Net increase (decrease) in net assets resulting from operations		$ (115,822,111)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,886,013	$ 4,525,883
Net realized gain (loss)	(90,965,032)	(32,475,684)
Change in net unrealized appreciation (depreciation)	(29,743,092)	(259,144,628)
Net increase (decrease) in net assets resulting from operations	(115,822,111)	(287,094,429)
Distributions to shareholders From net investment income	(4,056,791)	(22,196,821)
From net realized gain	-	(110,899,964)
Total distributions	(4,056,791)	(133,096,785)
Share transactions - net increase (decrease)	(83,980,640)	(142,511,511)
Total increase (decrease) in net assets	(203,859,542)	(562,702,725)
Net Assets
Beginning of period	1,323,661,802	1,886,364,527
End of period (including undistributed net investment income of $4,767,753 and $3,904,996, respectively)	$ 1,119,802,260	$ 1,323,661,802

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	5,735,837	$ 93,430,486	13,001,624	$ 264,392,501
Reinvested	181,161	3,172,127	5,190,172	107,280,841
Redeemed	(11,943,676)	(194,304,041)	(31,115,720)	(637,099,314)
Net increase (decrease)	(6,026,678)	$ (97,701,428)	(12,923,924)	$ (265,425,972)
Service Class Sold	1,860,974	$ 30,166,463	6,103,794	$ 124,023,915
Reinvested	44,864	785,129	1,249,806	25,808,497
Redeemed	(2,160,184)	(34,838,579)	(2,725,190)	(55,547,216)
Net increase (decrease)	(254,346)	$ (3,886,987)	4,628,410	$ 94,285,196
Service Class 2 A Sold	1,217,337	$ 19,863,661	1,534,357	$ 30,073,097
Reinvested	5,704	99,535	361	7,444
Redeemed	(147,349)	(2,355,421)	(73,833)	(1,451,276)
Net increase (decrease)	1,075,692	$ 17,607,775	1,460,885	$ 28,629,265
Distributions From net investment income Initial Class		$ 3,172,127		$ 17,993,920
Service Class		785,129		4,201,689
Service Class 2 A		99,535		1,212
Total		$ 4,056,791		$ 22,196,821
From net realized gain Initial Class		$ -		$ 89,286,924
Service Class		-		21,606,808
Service Class 2 A		-		6,232
Total		$ -		$ 110,899,964
		$ 4,056,791		$ 133,096,785

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40	$ 13.07
Income from Investment Operations
Net investment income	.07 D	.06 D	.27 D	.26 D	.29 D	.26
Net realized and unrealized gain (loss)	(1.62)	(3.77)	.66	4.29	4.18	2.12
Total from investment operations	(1.55)	(3.71)	.93	4.55	4.47	2.38
Less Distributions
From net investment income	(.06)	(.29)	(.23)	(.21)	(.25)	-
From net realized gain	-	(1.41)	(.43)	(.73)	(.35)	(.05)
Total distributions	(.06)	(1.70)	(.66)	(.94)	(.60)	(.05)
Net asset value, end of period	$ 16.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Total Return B, C	(8.76)%	(17.07)%	4.27%	24.61%	29.95%	18.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 768,378	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766	$ 383,085
Ratio of expenses to average net assets	.69% A	.68%	.69%	.71%	.74%	.77%
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.68% F	.70% F	.73% F	.76% F
Ratio of net investment income to average net assets	.87% A	.31%	1.20%	1.27%	1.68%	2.29%
Portfolio turnover rate	117% A	117%	42%	29%	26%	28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income D	.06	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(1.62)	(3.76)	.66	4.30	.73
Total from investment operations	(1.56)	(3.72)	.91	4.53	.77
Less Distributions
From net investment income	(.04)	(.28)	(.22)	(.21)	-
From net realized gain	-	(1.41)	(.43)	(.73)	-
Total distributions	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 16.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total Return B, C	(8.83)%	(17.13)%	4.18%	24.51%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 310,701	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Ratio of expenses to average net assets	.79% A	.79%	.79%	.80%	.84% A
Ratio of expenses to average net assets after all expense reductions	.76% A, F	.76% F	.78% F	.79% F	.83% A, F
Ratio of net investment income to average net assets	.77% A	.21%	1.09%	1.16%	1.72% A
Portfolio turnover rate	117% A	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income D	.05	.01
Net realized and unrealized gain (loss)	(1.62)	(3.34)
Total from investment operations	(1.57)	(3.33)
Less Distributions
From net investment income	(.06)	(.28)
From net realized gain	-	(1.41)
Total distributions	(.06)	(1.69)
Net asset value, end of period	$ 16.05	$ 17.68
Total Return B, C	(8.91)%	(15.74)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,723	$ 25,827
Ratio of expenses to average net assets	.95% A	.95% A
Ratio of expenses to average net assets after all expense reductions	.92% A, F	.93% A, F
Ratio of net investment income to average net assets	.61% A	.04% A
Portfolio turnover rate	117% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: High Income - Service Class	-24.44%	-1.50%	7.04%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,746 - a 97.46% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Barry Coffman, Portfolio Manager of High Income Portfolio

Q. How did the fund perform, Barry?

A. Not well at all. For the six-month period that ended June 30, 2001, the fund significantly lagged its competitors, as the variable annuity high current yield funds average tracked by Lipper Inc. returned 1.10%. The fund also lagged the 3.38% return of the Merrill Lynch High Yield Master II Index, which tracks the types of securities in which the fund invests. For the 12-month period that ended June 30, 2001, the results were similar. The fund's performance trailed the -4.96% return of the variable annuity high current yield funds average and the -0.92% return of the Merrill Lynch index.

Q. What caused the fund to underperform its peers and the Merrill Lynch index during the past six months?

A. The fund has been overweighted in the telecommunications sector for a number of years, and during the past year this has proven to be a very poor decision. Capital dried up and many management teams were not equipped to deal with a rapidly changing competitive environment. These factors and others led to a number of telecommunications company bankruptcies and negatively affected the securities of virtually every issuer in this sector. I pared back the fund's telecom holdings, but it continued to be the largest sector weighting in the fund. In particular, the fund was hurt the most by its holdings in competitive local exchange carriers Winstar, which filed for bankruptcy, and XO Communications (formerly known as NEXTLINK). The fund's largest holding, leading national mobile wireless provider Nextel Communications, also performed poorly when it missed its first quarter numbers due to the economic slowdown, which is affecting its business-oriented customer base. The fund's holdings in international cable companies NTL and UnitedGlobalCom's subsidiaries United Pan Europe and United International Holdings Australia/Pacific - also detracted from performance. These companies had taken on significant debt to build out advanced video and broadband networks and will need additional capital in the next 24 months, creating skepticism in this negative market environment.

Q. Despite all the gloom that hovered over the telecom sector, other parts of the high-yield market perked up a bit during the period. What factors drove that turnaround?

A. The Federal Reserve Board's surprise interest-rate cut on January 3 got things off to a good start. That cut - plus the five that followed later in the period - fueled optimism that the Fed would go to great lengths to help the U.S. economy avert a recession. Furthermore, many types of investors came off the sidelines and poured money into high-yield investments, helping to provide a better overall tone to the market. That was in stark contrast to 2000, when investors yanked money out of high-yield bonds. High-yield mutual funds received growing amounts of net new cash from investors, while pension funds - lured by attractive yields - allocated more money to the market. That said, the increase in demand was more than met by increased supply. New issuance in the first half of 2001 was greater than all of 2000, and this does not include the increase in supply from downgrades of former investment-grade companies such as Xerox and Lucent.

Q. What holdings performed well?

A. The fund's holdings in telecommunications company Intermedia benefited as a result of its impending acquisition by WorldCom. Other positive contributors included Allied Waste, Millicom and AFC Enterprises. In addition, many of the fund's holdings in stocks issued by high-yield companies - including EchoStar, Polymer Group, Fairchild Semiconductors, LNR Property Corp., Six Flags and DaVita - were winners as well.

Q. What changes did you make during the past six months?

A. For starters, I upgraded the fund's overall credit quality by roughly doubling the fund's stake in BB-rated bonds. In terms of specific investments, I emphasized electric power producers AES and CMS, which I felt could benefit from rising electricity rates and the growing need for additional generation capacity. To take advantage of a potential economic rebound, I added more cyclical, higher-quality companies that were trading at depressed prices, such as Phelps Dodge and Navistar.

Q. What's ahead for the high-yield market, and what are your plans for the portfolio?

A. I'm fairly optimistic about the prospects for the high-yield market. The economy appears to be at or near a bottom and spreads are still relatively wide by historical standards. We have been through a very rough period but there still are many healthy high-yield companies with manageable balance sheets that are doing well in this environment. As for the fund, I plan to continue to further diversify its holdings and improve the overall credit quality, while positioning the fund to benefit from an eventual rebound in the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high current income by investing primarily in all types of income-producing debt securities with an emphasis on lower-quality securities

Start date: September 19, 1985

Size: as of June 30, 2001, more than $1.5 billion

Manager: Barry Coffman, since 1990; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.4%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.5%
Broadcasting - 2.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	Caa2	$ 32,665,000	$ 31,440,060
Healthcare - 1.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	5,000,000	5,087,500
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	5,370,000	5,088,075
7% 5/15/09	B2	11,120,000	10,536,200
			20,711,775
Telecommunications - 0.1%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa3	9,000,000	1,215,000
TOTAL CONVERTIBLE BONDS			53,366,835
Nonconvertible Bonds - 70.9%
Air Transportation - 0.6%
Air Canada 10.25% 3/15/11	B1	5,000,000	4,600,000
Northwest Airlines, Inc. 8.875% 6/1/06	Ba2	5,000,000	4,875,000
			9,475,000
Auto Parts Distribution - 0.4%
Accuride Corp. 9.25% 2/1/08	B2	10,230,000	6,649,500
Automotive - 1.0%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	B2	2,280,000	2,240,100
Navistar International Corp. 7% 2/1/03	Ba1	5,000,000	4,850,000
9.375% 6/1/06 (f)	Ba1	7,000,000	7,105,000
Venture Holdings Trust 9.5% 7/1/05	B2	500,000	380,000
			14,575,100
Broadcasting - 1.8%
CD Radio, Inc.:
0% 12/1/07 (d)	Caa1	8,500,000	2,890,000
14.5% 5/15/09	Caa1	6,000,000	3,060,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	10,000,000	9,950,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	10,000,000	9,850,000
Radio One, Inc. 8.875% 7/1/11 (f)	B3	2,115,000	2,115,000
			27,865,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Cable TV - 8.5%
Adelphia Communications Corp.:
9.875% 3/1/07	B2	$ 3,540,000	$ 3,495,750
10.5% 7/15/04	B2	2,000,000	2,020,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	3,000,000	2,827,500
10% 5/15/11 (f)	B2	7,000,000	7,070,000
11.125% 1/15/11	B2	5,000,000	5,200,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	19,341,000	10,830,960
11.75% 12/15/05	B2	9,875,000	6,616,250
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	210,000	214,725
International Cabletel, Inc. 11.5% 2/1/06	B2	20,000,000	13,500,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	7,000,000	6,702,500
NTL Communications Corp. 11.5% 10/1/08	B3	10,000,000	6,600,000
NTL, Inc. 0% 4/1/08 (d)	B3	22,375,000	10,292,500
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	5,245,000	5,297,450
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,655,000	3,252,950
9.75% 12/1/06	B3	1,190,000	1,059,100
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	19,665,000	11,405,700
12.375% 8/1/06	B3	1,410,000	1,290,150
Telewest PLC yankee 11% 10/1/07	B2	10,252,000	8,509,160
UIH Australia/Pacific, Inc.:
14% 5/15/06	Caa2	40,240,000	12,072,000
14% 5/15/06	Caa2	5,620,000	1,686,000
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	16,408,000	5,742,800
11.25% 2/1/10	B2	6,005,000	2,221,850
11.5% 2/1/10	B2	6,210,000	2,297,700
			130,205,045
Capital Goods - 1.2%
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	7,520,000	7,745,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	$ 4,705,000	$ 3,905,150
Terex Corp.:
8.875% 4/1/08	B2	2,000,000	1,920,000
10.375% 4/1/11 (f)	B2	4,360,000	4,403,600
			17,974,350
Chemicals - 5.3%
Acetex Corp. yankee 9.75% 10/1/03	B3	4,500,000	4,410,000
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,160,000	3,175,800
Avecia Group PLC yankee 11% 7/1/09	B2	12,080,000	12,019,600
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	4,465,000	4,286,400
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	28,195,000	17,480,900
9.5% 7/1/07 (f)	Caa1	8,585,000	5,322,700
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	7,200,000	7,128,000
IMC Global, Inc. 11.25% 6/1/11 (f)	Ba1	5,000,000	4,975,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	10,420,000	10,420,000
PMD Group, Inc. 11% 2/28/11 (f)	B3	2,100,000	2,131,500
Polymer Group, Inc.:
8.75% 3/1/08	B3	13,940,000	5,157,800
9% 7/1/07	B3	11,710,000	4,332,700
			80,840,400
Conglomerates - 0.1%
USI American Holdings, Inc. 7.25% 12/1/06	Ba2	2,000,000	1,320,000
Consumer Products - 1.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	9,120,000	4,651,200
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	8,000,000	7,740,000
Hasbro, Inc. 7.95% 3/15/03	Ba3	7,000,000	6,755,000
			19,146,200
Department Stores - 0.6%
Kmart Corp. 8.375% 12/1/04	Baa3	5,000,000	4,900,000
Saks, Inc. 7.25% 12/1/04	Ba1	5,000,000	4,750,000
			9,650,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financial Services - 1.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 4,620,000	$ 4,712,400
Delta Financial Corp. 9.5% 8/1/04	Caa2	1,350,000	553,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	10,000,000	10,200,000
Millennium America, Inc. 9.25% 6/15/08 (f)	Ba1	1,750,000	1,763,125
			17,229,025
Diversified Media - 0.7%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	8,000,000	7,080,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	3,580,000	3,580,000
			10,660,000
Drug Stores - 1.3%
Rite Aid Corp.:
7.125% 1/15/07	Caa2	4,990,000	4,141,700
7.625% 4/15/05	Caa2	15,060,000	13,102,200
11.25% 7/1/08 (f)	Caa2	2,970,000	2,992,275
			20,236,175
Electric Utilities - 4.2%
AES Corp. 9.375% 9/15/10	Ba1	14,770,000	14,770,000
CMS Energy Corp.:
8.5% 4/15/11	Ba3	7,000,000	6,877,500
9.875% 10/15/07	Ba3	10,000,000	10,400,000
Edison Mission Energy 9.875% 4/15/11	Baa3	2,000,000	1,860,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,262,500
6.25% 3/1/04	B3	2,875,000	2,501,250
7.875% 3/1/02	B3	8,670,000	7,889,700
8.375% 5/1/25	B3	1,390,000	1,237,100
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	15,000,000	15,000,000
			63,798,050
Energy - 3.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	4,420,000	4,508,400
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	5,336,000	5,229,280
8.125% 4/1/11 (f)	B2	7,970,000	7,451,950
Cross Timbers Oil Co. 9.25% 4/1/07	B1	5,225,000	5,381,750
DI Industries, Inc. 8.875% 7/1/07	B1	7,000,000	6,930,000
Nuevo Energy Co. 9.375% 10/1/10	B1	5,000,000	4,950,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Plains Resources, Inc.:
10.25% 3/15/06	B2	$ 5,860,000	$ 6,035,800
10.25% 3/15/06	B2	4,585,000	4,722,550
10.25% 3/15/06	B2	3,020,000	3,133,250
SESI LLC 8.875% 5/15/11 (f)	B1	2,710,000	2,682,900
			51,025,880
Entertainment/Film - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,423,500
9.5% 2/1/11	Caa3	5,115,000	4,552,350
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,000,000	4,075,000
9.625% 8/1/08	Caa2	1,730,000	1,487,800
			14,538,650
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	1,955,000	1,974,550
Gaming - 2.5%
Hollywood Casino Corp. 11.25% 5/1/07	B3	8,120,000	8,465,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	7,000,000	7,035,000
MGM Mirage, Inc.:
8.375% 2/1/11	Ba2	7,000,000	7,070,000
9.75% 6/1/07	Ba2	5,000,000	5,337,500
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	10,000,000	9,925,000
			37,832,600
Healthcare - 2.0%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	8,050,000	8,251,250
Iasis Healthcare Corp. 13% 10/15/09	B3	1,000,000	1,060,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	13,000,000	12,090,000
Service Corp. International (SCI):
6% 12/15/05	B1	3,000,000	2,550,000
7.2% 6/1/06	B1	1,000,000	860,000
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	5,460,000	5,582,850
			30,395,263

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 2.0%
LNR Property Corp.:
9.375% 3/15/08	B1	$ 6,090,000	$ 5,876,850
10.5% 1/15/09	B1	10,000,000	10,000,000
Ryland Group, Inc. 9.125% 6/15/11	B1	5,000,000	4,950,000
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	10,000,000	10,425,000
			31,251,850
Hotels - 1.3%
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,965,000	2,890,875
Host Marriott LP 8.375% 2/15/06	Ba2	8,200,000	8,036,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,050,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	4,440,000	4,151,400
			20,128,275
Insurance - 0.7%
Conseco, Inc. 8.75% 2/9/04	B1	10,910,000	10,309,950
Leisure - 1.1%
Intrawest Corp. yankee 10.5% 2/1/10	B1	6,000,000	6,120,000
Premier Parks, Inc. 9.25% 4/1/06	B3	10,000,000	10,000,000
			16,120,000
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	4,875,000	4,241,250
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	7,435,000	7,806,750
International Utility Structures, Inc. yankee 10.75% 2/1/08	Caa1	9,200,000	4,600,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	4,995,000	3,046,950
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	14,509,000	15,234,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	14,725,000	14,526,213
			49,455,613
Miscellaneous - 0.2%
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	7,000,000	3,570,000
Paper - 3.2%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	2,000,000	1,180,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	14,080,000	8,870,400
9.75% 6/15/07	Caa1	7,285,000	4,589,550
Packaging Corp. of America 9.625% 4/1/09	B1	15,000,000	15,900,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Potlatch Corp. 10% 7/15/11 (f)	Ba1	$ 7,000,000	$ 7,052,500
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	9,775,000	9,970,500
12.58% 8/1/16 (g)	B2	1,150,000	1,201,750
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	1,000,000	1,015,000
			49,779,700
Publishing/Printing - 1.7%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	21,340,000	20,913,200
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	5,620,000	5,690,250
			26,603,450
Restaurants - 1.2%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	8,000,000	8,320,000
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	10,000,000	10,200,000
			18,520,000
Services - 0.4%
AP Holdings, Inc. 0% 3/15/08 (d)	Ca	2,470,000	172,900
Iron Mountain, Inc. 8.625% 4/1/13	B2	5,130,000	5,130,000
			5,302,900
Shipping - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	4,980,000	5,054,700
Specialty Retailing - 0.6%
Kmart Corp. 9.875% 6/15/08 (f)	Baa3	5,000,000	4,912,500
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	5,000,000	4,937,950
			9,850,450
Steels - 0.2%
WCI Steel, Inc. 10% 12/1/04	B3	3,750,000	2,662,500
Supermarkets - 0.3%
Great Atlantic & Pacific Tea, Inc. 7.7% 1/15/04	B2	5,000,000	4,500,000
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (c)	-	2,590,000	19,425
			4,519,425
Technology - 2.0%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	6,455,000	6,519,550
ChipPAC International Ltd. 12.75% 8/1/09	B3	7,000,000	6,755,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	$ 1,000,000	$ 960,000
Micron Technology, Inc. 6.5% 9/30/05 (h)	B3	10,000,000	8,600,000
Rhythms NetConnections, Inc.:
0% 5/15/08 (d)	Ca	20,810,000	624,300
12.75% 4/15/09	Ca	8,475,000	762,750
14% 2/15/10	Ca	6,340,000	317,000
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	420,000	399,000
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	3,420,000	3,180,600
Xerox Credit Corp. 6.1% 12/16/03	Ba1	3,490,000	2,722,200
			30,840,400
Telecommunications - 15.4%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	12,900,000	7,417,500
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	6,000,000	3,360,000
American Mobile Satellite Corp. 12.25% 4/1/08	-	9,750,000	2,145,000
American Tower Corp. 9.375% 2/1/09 (f)	B3	4,000,000	3,740,000
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	10,000,000	7,700,000
AXXENT, Inc. 15% 12/30/04 (h)	-	17,227,552	2,584,133
Concentric Network Corp. 12.75% 12/15/07	B	12,760,000	4,083,200
Covad Communications Group, Inc.:
12% 2/15/10	Caa3	17,000,000	2,380,000
12.5% 2/15/09	Caa3	7,684,000	1,229,440
Crown Castle International Corp. 10.75% 8/1/11	B3	5,000,000	4,850,000
Dobson Communications Corp. 10.875% 7/1/10	B3	10,000,000	10,000,000
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	31,865,000	1,593,250
Focal Communications Corp. 11.875% 1/15/10	B3	20,000,000	6,000,000
Globix Corp. 12.5% 2/1/10	B-	38,020,000	11,025,800
Hyperion Telecommunications, Inc. 13% 4/15/03	B3	4,480,000	3,360,000
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	9,235,000	8,149,888
8.6% 6/1/08	B2	4,800,000	4,680,000
Intrawest Corp. yankee 9.75% 8/15/08	B1	3,225,000	3,192,750
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	19,640,000	1,374,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
KMC Telecom Holdings, Inc.: - continued
13.5% 5/15/09	Caa2	$ 22,500,000	$ 3,825,000
Loral Space & Communications Ltd. 9.5% 1/15/06	B3	3,000,000	2,250,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	33,735,000	9,445,800
McLeodUSA, Inc.:
9.25% 7/15/07	B1	360,000	212,400
11.375% 1/1/09	B1	5,240,000	3,301,200
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	8,100,000	405,000
10.375% 10/1/07 (c)	Caa3	13,555,000	677,750
11% 9/15/08 (c)	Caa3	2,280,000	114,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	7,205,000	5,187,600
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	29,000,000	25,230,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	14,610,000	10,957,500
12% 11/1/08	B1	2,495,000	2,195,600
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	21,475,000	4,939,250
12.75% 8/1/10	Caa1	14,525,000	4,502,750
NEXTLINK Communications, Inc.:
0% 6/1/09 (d)	B2	695,000	118,150
0% 12/1/09 (d)	B2	20,070,000	3,211,200
9% 3/15/08	B2	20,779,000	5,402,540
10.75% 11/15/08	B3	13,250,000	4,240,000
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	-	7,110,000	639,900
11.625% 3/1/05 (c)	-	3,680,000	331,200
PageMart Nationwide, Inc. 15% 2/1/05	Caa2	33,040,000	7,268,800
Pathnet, Inc. 12.25% 4/15/08 (c)	-	20,255,000	1,417,850
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	1,180,000	82,600
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	12,569,000	11,563,480
yankee 10.125% 11/1/04	B3	20,460,000	13,708,200
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	11,000,000	5,060,000
10.75% 3/15/10	B3	7,885,000	6,702,250

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TeleCorp PCS, Inc. 0% 4/15/09 (d)	B3	$ 3,000,000	$ 1,860,000
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	15,033,000	7,366,170
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,540,000	6,315,600
			237,397,551
Textiles & Apparel - 0.3%
Foamex LP 13.5% 8/15/05	Caa2	5,000,000	3,750,000
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	2,000,000	740,000
			4,490,000
TOTAL NONCONVERTIBLE BONDS			1,091,247,552
TOTAL CORPORATE BONDS (Cost $1,480,242,753)			1,144,614,387
Asset-Backed Securities - 0.0%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $1,489,903)	Ba2	1,372,903	782,555
Commercial Mortgage Securities - 1.6%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (f)	Ba1	4,750,000	3,300,508
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 7.0187% 4/25/21 (g)	Caa1	2,084,310	1,865,457
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (f)	-	1,350,000	109,215
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (f)(g)	Ba1	4,500,000	3,752,719
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30	BB	4,500,000	3,606,328
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	2,553,000	1,777,127
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(g)	-	2,200,000	2,082,560
Series 1998-ST1A Class B1A, 6.8725% 1/15/03 (f)(g)	-	4,000,000	3,825,632
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	BB+	$ 2,600,000	$ 2,260,070
Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,000,000	1,741,797
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941,432)			24,321,413
Common Stocks - 5.9%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	7
Broadcasting - 1.5%
EchoStar Communications Corp. Class A (a)	625,200	19,612,524
Pegasus Communications Corp. (a)	213,400	3,676,882
		23,289,406
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	1,024	10
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,805	6,701
		6,711
Capital Goods - 0.1%
Tokheim Corp. (a)(e)	182,235	1,649,227
Chemicals - 0.5%
Lyondell Chemical Co.	100,000	1,538,000
Polymer Group, Inc. (e)	3,004,860	6,790,984
Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)	340	3
		8,328,987
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
ECM Corp. LP (f)	3,000	258,750
		258,893
Energy - 0.8%
Grey Wolf, Inc. (a)	490,000	1,960,000
Plains Resources, Inc. (a)	430,700	10,336,800
		12,296,800
Healthcare - 0.5%
DaVita, Inc. (a)	361,900	7,357,427
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		7,357,459
Homebuilding/Real Estate - 0.5%
LNR Property Corp.	214,700	7,514,500
Swerdlow Real Estate Group, Inc.:
Class A (h)	79,800	1
Class B (h)	19,817	0
		7,514,501

	Shares	Value (Note 1)
Hotels - 0.0%
Moa Hospitality, Inc. (a)	3,000	$ 15,000
Leisure - 0.4%
Six Flags, Inc. (a)	250,000	5,260,000
Metals/Mining - 0.0%
International Utility Structures, Inc. warrants 2/1/03 (a)	2,500	0
Paper - 0.6%
Packaging Corp. of America (a)	591,600	9,187,548
Specialty Retailing - 0.1%
Mothers Work, Inc. (a)(e)	284,100	2,096,658
Mothers Work, Inc. (a)(h)	2,952	21,786
		2,118,444
Supermarkets - 0.5%
Pathmark Stores, Inc. (a)	298,657	7,108,037
Technology - 0.3%
Fairchild Semiconductor International, Inc. Class A (a)	200,000	4,600,000
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,845
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	12,650	127
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	45,930	22,965
warrants 1/15/07 (CV ratio .6) (a)	5,585	2,793
McCaw International Ltd. warrants 4/16/07 (a)(f)	42,305	42,305
Pathnet, Inc. warrants 4/15/08 (a)(f)	20,255	10,128
		90,163
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	48,889	1,222,225
TOTAL COMMON STOCKS (Cost $93,988,701)		90,303,408
Nonconvertible Preferred Stocks - 9.5%

Broadcasting - 0.1%
Granite Broadcasting Corp. $127.50 pay-in-kind	5,118	921,240
Cable TV - 2.6%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	198,461	21,185,712
Series M, $11.125 pay-in-kind	184,123	19,609,100
		40,794,812
Diversified Financial Services - 0.6%
American Annuity Group Capital Trust II $88.75	8,910	8,862,936
Healthcare - 0.3%
Fresenius Medical Care Capital Trust II $7.875	5,000	4,964,530
Homebuilding/Real Estate - 0.7%
Swerdlow Real Estate Group, Inc.:
junior (h)	19,817	63,170
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - continued
Swerdlow Real Estate Group, Inc.: - continued
mezzanine (h)	79,800	$ 1,039,804
senior (h)	79,800	9,499,254
		10,602,228
Metals/Mining - 0.0%
International Utility Structures, Inc. $130.00 pay-in-kind (f)	3,644	728,800
Publishing/Printing - 0.4%
PRIMEDIA, Inc. Series H, $8.625	73,249	5,420,426
Technology - 0.0%
Ampex Corp. 8% non-cumulative	386	602,160
Telecommunications - 4.8%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	3,391	779,930
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	18,746	18,183,620
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	35,150	21,090,000
Series E, $111.25 pay-in-kind	45,463	25,913,910
XO Communications, Inc.:
$7.00 pay-in-kind	1,099,216	4,396,864
Series B, $135.00 pay-in-kind	27,683	2,768,300
		73,132,624
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $256,486,978)		146,029,756
Floating Rate Loans - 2.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Automotive - 0.8%
Accuride Corp. Tranche B term loan 7.3125% 1/23/06 (g)	-	$ 4,617,037	4,247,674
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (g)	B2	4,391,667	3,776,833
Tranche C term loan 8.34% 6/30/08 (g)	B2	4,391,667	3,776,833
			11,801,340
Cable TV - 0.2%
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (g)	Ba3	2,500,000	2,468,750
Capital Goods - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (g)	-	1,960,784	1,823,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Thermadyne Manufacturing LLC:
Tranche B term loan 6.76% 5/22/05 (g)	B3	$ 3,985,881	$ 3,387,999
Tranche C term loan 7.01% 5/22/06 (g)	B3	3,985,881	3,387,999
			8,599,527
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (g)	Ba3	7,693,564	7,635,862
Tranche C term loan 6.9399% 7/21/07 (g)	Ba3	9,232,279	9,163,037
			16,798,899
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche B term loan 7.4239% 1/31/02 (g)	Caa2	3,000,000	1,500,000
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	3,600,000	1,980,000
			3,480,000
TOTAL FLOATING RATE LOANS (Cost $44,280,397)			43,148,516
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
3.75%, dated 6/29/01 due 7/2/01	$ 9,702,028	9,699,000
3.99%, dated 6/29/01 due 7/2/01	46,302,373	46,287,000
TOTAL CASH EQUIVALENTS (Cost $55,986,000)		55,986,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,956,416,164)		1,505,186,035
NET OTHER ASSETS - 2.2%		34,140,900
NET ASSETS - 100%		$ 1,539,326,935
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Mothers Work, Inc.	$ -	$ 208,056	$ -	$ 2,096,658
Polymer Group, Inc.	663,660	1,554,442	-	6,790,984
Tokheim Corp.	-	141,231	-	1,649,227
TOTALS	$ 663,660	$ 1,903,729	$ -	$ 10,536,869

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,390,466 or 18.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Mothers Work, Inc.	6/18/98	$ 26,172
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	3.2%	BBB	3.4%
Ba	13.9%	BB	16.3%
B	43.0%	B	49.8%
Caa	17.2%	CCC	6.7%
Ca, C	0.2%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,251,237,359 and $1,157,988,530.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,174 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,808,148 or 1.4% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $43,148,516 or 2.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $16,393,833. The weighted average interest rate was 4.71%. Interest expense includes $12,892 paid under the interfund lending program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest earned from the interfund lending program amounted to $1,647 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,089,000. The weighted average interest rate was 5.79%. Interest expense includes $4,868 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	2.9
United Kingdom	2.7
Mexico	1.7
Luxembourg	1.6
Others (individually less than 1%)	1.8
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,942,872,680. Net unrealized depreciation aggregated $437,686,645, of which $49,430,109 related to appreciated investment securities and $487,116,754 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $456,970,000 of which $78,331,000 and $378,639,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $55,986,000) (cost $1,956,416,164) - See accompanying schedule		$ 1,505,186,035
Cash		263
Receivable for investments sold		26,684,356
Receivable for fund shares sold		2,386,662
Dividends receivable		1,648,396
Interest receivable		38,750,057
Total assets		1,574,655,769
Liabilities
Payable for investments purchased	$ 33,850,938
Payable for fund shares redeemed	513,035
Accrued management fee	773,207
Distribution fees payable	22,444
Other payables and accrued expenses	169,210
Total liabilities		35,328,834
Net Assets		$ 1,539,326,935
Net Assets consist of:
Paid in capital		$ 2,603,874,200
Undistributed net investment income		180,999,768
Accumulated undistributed net realized gain (loss) on investments		(794,316,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(451,230,275)
Net Assets		$ 1,539,326,935
Initial Class: Net Asset Value, offering price and redemption price per share ($1,295,104,466 ÷ 192,029,983 shares)		$6.74
Service Class: Net Asset Value, offering price and redemption price per share ($233,574,539 ÷ 34,732,341 shares)		$6.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,647,930 ÷ 1,588,896 shares)		$6.70

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,162,490
Interest		105,825,941
Total income		117,988,431
Expenses
Management fee	$ 5,116,373
Transfer agent fees	579,025
Distribution fees	137,394
Accounting fees and expenses	253,711
Non-interested trustees' compensation	2,270
Custodian fees and expenses	28,857
Audit	23,032
Legal	5,166
Interest	17,760
Reports to shareholders	136,933
Total expenses before reductions	6,300,521
Expense reductions	(47,589)	6,252,932
Net investment income		111,735,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized loss of $1,298,471 on sales of investments in affiliated issuers)		(346,854,131)
Change in net unrealized appreciation (depreciation) on:
Investment securities	115,801,042
Assets and liabilities in foreign currencies	(146)	115,800,896
Net gain (loss)		(231,053,235)
Net increase (decrease) in net assets resulting from operations		$ (119,317,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 111,735,499	$ 241,029,869
Net realized gain (loss)	(346,854,131)	(394,809,674)
Change in net unrealized appreciation (depreciation)	115,800,896	(345,968,584)
Net increase (decrease) in net assets resulting from operations	(119,317,736)	(499,748,389)
Distributions to shareholders from net investment income	(225,311,206)	(160,774,241)
Share transactions - net increase (decrease)	184,414,217	(151,517,210)
Total increase (decrease) in net assets	(160,214,725)	(812,039,840)
Net Assets
Beginning of period	1,699,541,660	2,511,581,500
End of period (including undistributed net investment income of $180,999,768 and $308,860,512, respectively)	$ 1,539,326,935	$ 1,699,541,660

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	78,854,242	$ 613,772,345	68,262,740	$ 656,033,666
Reinvested	24,517,471	193,933,192	13,813,362	144,073,366
Redeemed	(90,722,658)	(686,625,189)	(102,114,895)	(1,010,388,142)
Net increase (decrease)	12,649,055	$ 121,080,348	(20,038,793)	$ (210,281,110)
Service Class Sold	15,954,749	$ 123,210,246	14,344,038	$ 139,520,383
Reinvested	3,882,761	30,634,983	1,603,673	16,694,232
Redeemed	(13,011,890)	(98,062,929)	(10,538,595)	(102,893,478)
Net increase (decrease)	6,825,620	$ 55,782,300	5,409,116	$ 53,321,137
Service Class 2 A Sold	963,540	$ 7,185,865	583,490	$ 5,445,535
Reinvested	94,413	743,031	639	6,643
Redeemed	(52,079)	(377,327)	(1,107)	(9,415)
Net increase (decrease)	1,005,874	$ 7,551,569	583,022	$ 5,442,763
Distributions
From net investment income Initial Class		$ 193,933,192		$ 144,073,366
Service Class		30,634,983		16,694,232
Service Class 2 A		743,031		6,643
Total		$ 225,311,206		$ 160,774,241

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	.475 D, G	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(.915) G	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(.440)	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(1.000)	(.750)	(1.075)	(.970)	(.890)	(.920)
From net realized gain	-	-	(.030)	(.600)	(.110)	(.180)
In excess of net realized gain	-	-	(.005)	-	-	-
Total distributions	(1.000)	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 6.740	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B	(7.19)%	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,104	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.70% A	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	12.73% A, G	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	143% A	68%	82%	92%	118%	123%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	.467 G	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.907) G	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.440)	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.990)	(.740)	(1.075)	(.970)	-
From net realized gain	-	-	(.030)	(.600)	-
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 6.720	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(7.20)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,575	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.80% A	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after all expense reductions	.80% A	.78%	.79%	.82%	.80% A,F
Ratio of net investment income to average net assets	12.63% A, G	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	143% A	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.058 for Initial Class and $.057 for Service Class and decrease net realized and unrealized gain (loss) per share by $.058 for Initial Class and $.057 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 11.18% for Initial Class and 11.08% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income D	.445 G	.936
Net realized and unrealized gain (loss)	(.885) G	(3.206)
Total from investment operations	(.440)	(2.270)
Less Distributions
From net investment income	(.990)	(.740)
Net asset value, end of period	$ 6.700	$ 8.130
Total Return B, C	(7.22)%	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,648	$ 4,742
Ratio of expenses to average net assets	.98% A	1.01% A
Ratio of expenses to average net assets after all expense reductions	.97% A, F	1.01% A
Ratio of net investment income to average net assets	12.45% A, G	11.04% A
Portfolio turnover rate	143% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.055 and decrease net realized and unrealized gain (loss) per share by $.055. Without this change the Ratio of net investment income to average net assets would have been 10.91%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Index 500 - Service Class	-14.89%	14.13%	15.02%
S&P 500	-14.83%	14.48%	15.34%
Variable Annuity S&P 500 Index Objective Funds Average	-15.04%	14.13%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 index objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2001 the value of the investment would have grown to $34,491 - a 244.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,358 - a 253.58% increase.

Investment Summary

Top Ten Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	4.3
Microsoft Corp.	3.5
Exxon Mobil Corp.	2.7
Citigroup, Inc.	2.4
Pfizer, Inc.	2.3
AOL Time Warner, Inc.	2.1
Wal-Mart Stores, Inc.	1.9
Intel Corp.	1.8
American International Group, Inc.	1.8
International Business Machines Corp.	1.8
24.6
Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	18.4
Financials	17.7
Consumer Discretionary	13.1
Health Care	12.7
Industrials	11.2
Consumer Staples	7.5
Energy	6.5
Telecommunication Services	5.5
Utilities	3.6
Materials	2.5

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management Inc. (formerly Bankers Trust), sub-adviser of the fund

Q. How did the fund perform, Jim?

A. For the six-month period that ended June 30, 2001, the fund performed in line with the Standard & Poor's 500 Index and the variable annuity S&P 500® index objective funds average tracked by Lipper Inc., which returned -6.70 and -6.86%, respectively. For the 12 months that ended June 30, 2001, fund performance closely tracked the S&P 500 and Lipper average, which returned -14.83% and -15.04%, respectively.

Q. What factors set the tone for market performance during the past six months?

A. Weak economic data and persistent corporate earnings shortfalls fueled the negative momentum for stocks during the first half of 2001. The combined effects of last year's interest-rate hikes, higher energy costs, slowing productivity and rising labor costs spelled trouble for corporate profitability. Deteriorating global demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which constrained profit growth. Excess capacity and a tighter supply of available funding caused further contraction in capital spending - the lifeblood of economic growth in recent years - which really squeezed earnings throughout the sector. Aggressive monetary stimulus from the Federal Reserve Board - in the form of six interest-rate cuts, two of which were surprise, inter-meeting moves - did little to revive optimism on Wall Street, as concerns about a more prolonged period of sluggishness in the U.S. economy weighed on investors' psyches. Despite snapbacks in January and April, the S&P 500 finished the period firmly in the red, due in large part to a handful of big-cap tech stocks that languished. The same companies that led the bull run for the past few years - namely Cisco, EMC and Oracle - hit the wall as business conditions soured and they were unable to support once-lofty valuations. Despite some pockets of strength, technology was the worst performing sector during the six-month period, down nearly 17%, and, with its considerable influence over the direction of the market, lured the index into bear territory - about 25% off its peak.

Q. Health stocks seemed to suffer their share of side effects during the period . . .

A. Drug stocks have historically offered a safe place to hang one's hat in a volatile market. The problem was, they failed to act defensively during the period. Firms such as Merck, Bristol-Myers Squibb and Pfizer faced tremendous selling pressure heading into the year, after having performed quite well late in 2000. The group generally suffered from a host of factors, including various operational and procedural issues, slower-than-expected sales of key products, unfavorable foreign exchange rates, lackluster new product pipelines, patent expirations and a potentially more stringent regulatory environment.

Q. What areas of the market seemed to attract investors?

A. Investors seemed unwilling to pay a premium for growth companies offering little-to-no earnings visibility, or growth for that matter. As such, given the thick haze surrounding most areas of technology - particularly communications-related hardware providers - market participants looked elsewhere for more attractive opportunities. Popular locations were stable growth, economically sensitive cyclical and smaller-cap, value-oriented stocks. Small-to-medium sized firms were strongly favored during the period for several reasons, including their lack of exposure to weakness in Europe, higher earnings expectations and lower valuations. Cyclicals got the nod because of their tendency to outperform in anticipation of an improving economy. Some tech stocks fit that bill and presented compelling valuations. Software and semiconductor-related firms, such as PeopleSoft and Advanced Micro Devices, respectively, performed quite nicely during the period. Microsoft, IBM and Dell were among the few heavyweights that also successfully bucked the downturn. Consumer confidence, spending and credit held up surprisingly well in the face of rising unemployment - due largely to falling interest rates - which was good news for the flagging economy, as well as for several bank, media and consumer stocks. Topping the respective lists were Bank of America, AOL Time Warner and Philip Morris.

Q. Jim, what's your outlook?

A. Equity markets must still contend with a weak near-term earnings outlook. Sluggish growth and narrowing profit margins should continue to drag on bottom lines. The Fed is slowing down the easing, aware that there's plenty of stimulus - both monetary and fiscal, the latter in the form of a federal tax cut - already in the pipeline. The financial/monetary building blocks of an economic rebound appear to be falling into place. I expect market conditions to improve when the economy turns, but nothing like the nirvana that propelled equity returns in the late 1990s is apt to re-emerge.

The views expressed in this report reflect those of Deutsche Asset Management Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2001, more than $3.7 billion

Sub-adviser: Deutsche Asset Management Inc. (formerly Bankers Trust), since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 335,021
Dana Corp.	48,608	1,134,511
Delphi Automotive Systems Corp.	185,909	2,961,530
Goodyear Tire & Rubber Co.	54,041	1,513,148
Johnson Controls, Inc.	28,497	2,065,178
Snap-On, Inc.	19,143	462,495
TRW, Inc.	40,327	1,653,407
Visteon Corp.	42,661	784,109
		10,909,399
Automobiles - 0.9%
Ford Motor Co.	619,048	15,197,628
General Motors Corp.	183,009	11,776,629
Harley-Davidson, Inc.	101,269	4,767,745
		31,742,002
Hotels Restaurants & Leisure - 0.9%
Carnival Corp.	200,540	6,156,578
Darden Restaurants, Inc.	40,251	1,123,003
Harrah's Entertainment, Inc. (a)	39,117	1,380,830
Hilton Hotels Corp.	123,399	1,431,428
Marriott International, Inc. Class A	80,246	3,798,846
McDonald's Corp.	438,425	11,863,781
Starbucks Corp. (a)	126,762	2,790,032
Starwood Hotels & Resorts Worldwide, Inc. unit	64,585	2,407,729
Tricon Global Restaurants, Inc. (a)	48,926	2,147,851
Wendy's International, Inc.	38,193	975,449
		34,075,527
Household Durables - 0.3%
American Greetings Corp. Class A	23,029	253,319
Black & Decker Corp.	27,259	1,075,640
Centex Corp.	20,046	816,875
Fortune Brands, Inc.	51,755	1,985,322
KB HOME	15,098	455,507
Leggett & Platt, Inc.	66,084	1,455,831
Maytag Corp.	26,065	762,662
Newell Rubbermaid, Inc.	89,282	2,240,978
Pulte Homes, Inc.	13,832	589,658
The Stanley Works	28,353	1,187,424
Tupperware Corp.	19,452	455,760
Whirlpool Corp.	22,426	1,401,625
		12,680,601
Leisure Equipment & Products - 0.2%
Brunswick Corp.	29,260	703,118
Eastman Kodak Co.	100,335	4,683,638
Hasbro, Inc.	57,674	833,389
Mattel, Inc.	142,712	2,700,111
		8,920,256
Media - 5.1%
AOL Time Warner, Inc. (a)	1,469,739	77,896,167

	Shares	Value (Note 1)
Clear Channel Communications, Inc. (a)	196,945	$ 12,348,452
Comcast Corp. Class A (special) (a)	316,298	13,743,148
Dow Jones & Co., Inc.	29,207	1,743,950
Gannett Co., Inc.	88,891	5,857,917
Harcourt General, Inc.	23,558	1,370,840
Interpublic Group of Companies, Inc.	122,886	3,606,704
Knight-Ridder, Inc.	24,463	1,450,656
McGraw-Hill Companies, Inc.	65,236	4,315,361
Meredith Corp.	19,254	689,486
Omnicom Group, Inc.	59,479	5,115,194
The New York Times Co. Class A	54,134	2,273,628
TMP Worldwide, Inc. (a)	36,060	2,131,507
Tribune Co.	103,321	4,133,873
Univision Communications, Inc. Class A (a)	71,176	3,044,909
Viacom, Inc. Class B (non-vtg.) (a)	596,070	30,846,623
Walt Disney Co.	698,417	20,177,267
		190,745,682
Multiline Retail - 3.1%
Big Lots, Inc. (a)	37,510	513,137
Costco Wholesale Corp. (a)	149,685	6,276,292
Dillards, Inc. Class A	30,462	465,155
Dollar General Corp.	110,633	2,157,344
Federated Department Stores, Inc. (a)	66,336	2,819,280
JCPenney Co., Inc.	87,461	2,305,472
Kmart Corp. (a)	161,097	1,847,783
Kohls Corp. (a)	110,756	6,947,724
Nordstrom, Inc.	45,181	838,108
Sears, Roebuck & Co.	111,627	4,722,938
Target Corp.	299,294	10,355,572
The May Department Stores Co.	99,417	3,406,026
Wal-Mart Stores, Inc.	1,493,050	72,860,840
		115,515,671
Specialty Retail - 2.1%
AutoZone, Inc. (a)	38,058	1,427,175
Bed Bath & Beyond, Inc. (a)	95,586	2,907,726
Best Buy Co., Inc. (a)	69,468	4,412,607
Circuit City Stores, Inc. - Circuit City Group	68,891	1,240,038
Gap, Inc.	284,039	8,237,131
Home Depot, Inc.	774,166	36,037,427
Lowe's Companies, Inc.	128,001	9,286,473
Office Depot, Inc. (a)	99,833	1,036,267
RadioShack Corp.	62,164	1,896,002
Sherwin-Williams Co.	54,912	1,219,046
Staples, Inc. (a)	151,552	2,276,311
The Limited, Inc.	142,413	2,352,663
Tiffany & Co., Inc.	48,772	1,766,522
TJX Companies, Inc.	93,468	2,978,825
Toys 'R' Us, Inc. (a)	66,041	1,634,515
		78,708,728
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	17,100	862,695
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
NIKE, Inc. Class B	89,912	$ 3,775,405
Reebok International Ltd. (a)	18,725	598,264
VF Corp.	37,821	1,375,928
		6,612,292
TOTAL CONSUMER DISCRETIONARY		489,910,158
CONSUMER STAPLES - 7.5%
Beverages - 2.1%
Adolph Coors Co. Class B	12,643	634,426
Anheuser-Busch Companies, Inc.	301,860	12,436,632
Brown-Forman Corp. Class B (non-vtg.)	23,103	1,477,206
Coca-Cola Enterprises, Inc.	139,743	2,284,798
Pepsi Bottling Group, Inc.	47,360	1,899,136
PepsiCo, Inc.	482,617	21,331,671
The Coca-Cola Co.	831,444	37,414,980
		77,478,849
Food & Drug Retailing - 1.2%
Albertson's, Inc.	136,899	4,105,601
CVS Corp.	130,952	5,054,747
Kroger Co. (a)	273,699	6,842,475
Safeway, Inc. (a)	167,563	8,043,024
SUPERVALU, Inc.	44,344	778,237
Sysco Corp.	226,010	6,136,172
Walgreen Co.	339,631	11,598,399
Winn-Dixie Stores, Inc.	47,005	1,228,241
		43,786,896
Food Products - 1.4%
Archer-Daniels-Midland Co.	211,955	2,755,415
Campbell Soup Co.	140,561	3,619,446
ConAgra Foods, Inc.	179,480	3,555,499
General Mills, Inc.	94,912	4,155,247
H.J. Heinz Co.	116,306	4,755,752
Hershey Foods Corp.	45,517	2,808,854
Kellogg Co.	135,677	3,934,633
Quaker Oats Co.	44,084	4,022,665
Ralston Purina Co.	103,498	3,107,010
Sara Lee Corp.	270,808	5,129,104
Unilever NV (NY Shares)	191,071	11,382,099
Wm. Wrigley Jr. Co.	75,552	3,539,611
		52,765,335
Household Products - 1.4%
Clorox Co.	79,062	2,684,155
Colgate-Palmolive Co.	191,349	11,287,678
Kimberly-Clark Corp.	178,493	9,977,759
Procter & Gamble Co.	434,536	27,723,397
		51,672,989
Personal Products - 0.4%
Alberto-Culver Co. Class B	18,840	792,034

	Shares	Value (Note 1)
Avon Products, Inc.	79,617	$ 3,684,675
Gillette Co.	352,208	10,210,510
		14,687,219
Tobacco - 1.0%
Philip Morris Companies, Inc.	730,625	37,079,219
UST, Inc.	55,274	1,595,208
		38,674,427
TOTAL CONSUMER STAPLES		279,065,715
ENERGY - 6.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	110,754	3,710,259
Halliburton Co.	147,677	5,257,301
Nabors Industries, Inc. (a)	48,917	1,819,712
Noble Drilling Corp. (a)	44,660	1,462,615
Rowan Companies, Inc. (a)	31,301	691,752
Schlumberger Ltd. (NY Shares)	191,290	10,071,419
Transocean Sedco Forex, Inc.	105,770	4,363,013
		27,376,071
Oil & Gas - 5.8%
Amerada Hess Corp.	29,354	2,371,803
Anadarko Petroleum Corp.	82,803	4,473,846
Apache Corp.	40,953	2,078,365
Ashland, Inc.	23,875	957,388
Burlington Resources, Inc.	71,758	2,866,732
Chevron Corp.	206,871	18,721,826
Conoco, Inc. Class B	207,571	5,998,802
Devon Energy Corp.	42,510	2,231,775
EOG Resources, Inc.	38,801	1,379,376
Exxon Mobil Corp.	1,149,885	100,442,455
Kerr-McGee Corp.	31,210	2,068,287
Occidental Petroleum Corp.	122,705	3,262,726
Phillips Petroleum Co.	82,023	4,675,311
Royal Dutch Petroleum Co. (NY Shares)	713,389	41,569,177
Sunoco, Inc.	30,783	1,127,581
Texaco, Inc.	194,921	12,981,739
Tosco Corp.	51,609	2,273,376
Unocal Corp.	80,642	2,753,924
USX - Marathon Group	106,768	3,150,724
		215,385,213
TOTAL ENERGY		242,761,284
FINANCIALS - 17.7%
Banks - 5.8%
AmSouth Bancorp.	124,846	2,308,403
Bank of America Corp.	534,098	32,061,903
Bank of New York Co., Inc.	247,232	11,867,136
Bank One Corp.	386,123	13,823,203
BB&T Corp.	133,853	4,912,405
Charter One Financial, Inc.	69,260	2,209,394
Comerica, Inc.	58,913	3,393,389
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	189,644	$ 11,445,015
First Union Corp.	326,982	11,424,751
FleetBoston Financial Corp.	361,598	14,265,041
Golden West Financial Corp.	53,053	3,408,125
Huntington Bancshares, Inc.	82,803	1,328,160
KeyCorp	141,746	3,692,483
Mellon Financial Corp.	162,826	7,489,996
National City Corp.	203,095	6,251,264
Northern Trust Corp.	73,897	4,773,746
PNC Financial Services Group, Inc.	96,623	6,356,827
Regions Financial Corp.	80,264	2,527,513
SouthTrust Corp.	112,568	2,926,768
SunTrust Banks, Inc.	98,733	6,395,924
Synovus Financial Corp.	95,665	3,001,968
U.S. Bancorp	643,519	14,665,798
Union Planters Corp.	46,061	2,008,260
Wachovia Corp.	69,814	4,967,266
Washington Mutual, Inc.	292,105	10,968,543
Wells Fargo & Co.	571,010	26,511,994
Zions Bancorp	30,600	1,779,696
		216,764,971
Diversified Financials - 7.7%
AMBAC Financial Group, Inc.	34,887	2,030,423
American Express Co.	443,713	17,216,064
Bear Stearns Companies, Inc.	36,359	2,144,090
Capital One Financial Corp.	65,250	3,915,000
Charles Schwab Corp.	464,254	7,103,086
Citigroup, Inc.	1,678,548	88,694,476
Countrywide Credit Industries, Inc.	37,970	1,742,064
Fannie Mae	336,331	28,638,585
Franklin Resources, Inc.	89,088	4,077,558
Freddie Mac	231,802	16,226,140
Household International, Inc.	156,788	10,457,760
J.P. Morgan Chase & Co.	661,579	29,506,423
Lehman Brothers Holdings, Inc.	84,036	6,533,799
MBNA Corp.	283,720	9,348,574
Merrill Lynch & Co., Inc.	280,258	16,605,287
Moody's Corp.	55,149	1,847,492
Morgan Stanley Dean Witter & Co.	373,822	24,010,587
Providian Financial Corp.	94,926	5,619,619
State Street Corp.	107,934	5,341,654
Stilwell Financial, Inc.	75,319	2,527,706
T. Rowe Price Group, Inc.	41,380	1,521,129
USA Education, Inc.	54,294	3,963,462
		289,070,978
Insurance - 4.2%
AFLAC, Inc.	177,474	5,588,656
Allstate Corp.	243,990	10,733,120
American General Corp.	168,229	7,814,237

	Shares	Value (Note 1)
American International Group, Inc.	777,900	$ 66,899,400
Aon Corp.	84,548	2,959,180
Cincinnati Financial Corp.	53,269	2,132,358
Conseco, Inc.	109,141	1,489,775
Hartford Financial Services Group, Inc.	78,753	5,386,705
Jefferson-Pilot Corp.	51,288	2,478,236
John Hancock Financial Services, Inc.	98,467	3,964,281
Lincoln National Corp.	64,164	3,320,487
Loews Corp.	65,645	4,229,507
Marsh & McLennan Companies, Inc.	91,583	9,249,883
MBIA, Inc.	48,916	2,723,643
MetLife, Inc.	255,728	7,922,453
MGIC Investment Corp.	35,367	2,569,059
Progressive Corp.	24,360	3,293,228
SAFECO Corp.	42,876	1,270,845
The Chubb Corp.	58,169	4,504,026
The St. Paul Companies, Inc.	72,390	3,669,449
Torchmark Corp.	42,333	1,702,210
UnumProvident Corp.	80,752	2,593,754
		156,494,492
TOTAL FINANCIALS		662,330,441
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	347,868	21,585,209
Biogen, Inc. (a)	49,073	2,651,905
Chiron Corp. (a)	63,619	3,320,276
Medimmune, Inc. (a)	70,384	3,337,609
		30,894,999
Health Care Equipment & Supplies - 1.3%
Applera Corp. - Applied Biosystems Group	69,804	1,867,257
Bausch & Lomb, Inc.	18,627	675,042
Baxter International, Inc.	196,256	9,616,544
Becton, Dickinson & Co.	86,860	3,108,719
Biomet, Inc.	60,592	2,912,052
Boston Scientific Corp. (a)	137,769	2,342,073
C.R. Bard, Inc.	17,672	1,006,420
Guidant Corp. (a)	103,870	3,739,320
Medtronic, Inc.	402,578	18,522,614
St. Jude Medical, Inc. (a)	29,022	1,741,320
Stryker Corp.	66,105	3,625,859
		49,157,220
Health Care Providers & Services - 1.3%
Aetna, Inc. (a)	48,365	1,251,203
Cardinal Health, Inc.	148,424	10,241,256
CIGNA Corp.	51,332	4,918,632
HCA - The Healthcare Co.	184,633	8,343,565
HealthSouth Corp. (a)	129,127	2,062,158
Humana, Inc. (a)	56,555	557,067
Manor Care, Inc. (a)	34,319	1,089,628
McKesson HBOC, Inc.	94,619	3,512,257
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quintiles Transnational Corp. (a)	39,879	$ 1,016,516
Tenet Healthcare Corp. (a)	107,289	5,535,040
UnitedHealth Group, Inc.	106,915	6,602,001
Wellpoint Health Networks, Inc. (a)	20,935	1,972,914
		47,102,237
Pharmaceuticals - 9.3%
Abbott Laboratories	517,798	24,859,482
Allergan, Inc.	43,684	3,734,982
American Home Products Corp.	437,808	25,585,500
Bristol-Myers Squibb Co.	647,572	33,868,016
Eli Lilly & Co.	376,547	27,864,478
Forest Laboratories, Inc. (a)	58,611	4,161,381
Johnson & Johnson	1,006,854	50,342,700
King Pharmaceuticals, Inc. (a)	56,010	3,010,538
Merck & Co., Inc.	764,273	48,844,687
Pfizer, Inc.	2,108,576	84,448,469
Pharmacia Corp.	430,665	19,789,057
Schering-Plough Corp.	488,207	17,692,622
Watson Pharmaceuticals, Inc. (a)	34,014	2,096,623
		346,298,535
TOTAL HEALTH CARE		473,452,991
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.5%
Boeing Co.	290,036	16,126,002
General Dynamics Corp.	66,572	5,179,967
Goodrich Corp.	35,918	1,364,166
Honeywell International, Inc.	296,148	10,362,219
Lockheed Martin Corp.	142,635	5,284,627
Northrop Grumman Corp.	27,837	2,229,744
Raytheon Co.	112,132	2,977,105
United Technologies Corp.	157,062	11,506,362
		55,030,192
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	99,874	4,014,935
Airlines - 0.2%
AMR Corp. (a)	50,399	1,820,916
Delta Air Lines, Inc.	41,094	1,811,424
Southwest Airlines Co.	253,373	4,684,867
U.S. Airways Group, Inc. (a)	22,492	546,556
		8,863,763
Building Products - 0.1%
Crane Co.	20,026	620,806
Masco Corp.	149,603	3,734,091
		4,354,897
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	59,699	1,115,177
Automatic Data Processing, Inc.	212,828	10,577,552

	Shares	Value (Note 1)
Avery Dennison Corp.	37,327	$ 1,905,543
Cendant Corp. (a)	281,897	5,496,992
Cintas Corp.	57,465	2,697,982
Concord EFS, Inc. (a)	71,435	3,967,500
Convergys Corp. (a)	58,039	1,755,680
Deluxe Corp.	24,772	715,911
Ecolab, Inc.	42,584	1,744,666
Equifax, Inc.	46,275	1,697,367
First Data Corp.	132,400	8,506,700
Fiserv, Inc. (a)	41,931	2,599,722
H&R Block, Inc.	30,473	1,967,032
IMS Health, Inc.	99,074	2,823,609
Paychex, Inc.	125,355	5,164,626
Pitney Bowes, Inc.	84,528	3,560,319
R.R. Donnelley & Sons Co.	41,109	1,220,937
Robert Half International, Inc. (a)	61,476	1,530,138
Sabre Holdings Corp. Class A	43,834	2,191,700
Waste Management, Inc.	211,759	6,526,412
		67,765,565
Construction & Engineering - 0.0%
Fluor Corp.	24,816	1,120,442
McDermott International, Inc.	19,847	231,218
		1,351,660
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	72,931	1,079,379
Cooper Industries, Inc.	34,551	1,367,874
Emerson Electric Co.	145,327	8,792,284
Molex, Inc.	66,850	2,427,992
National Service Industries, Inc.	13,818	311,872
Power-One, Inc. (a)	25,939	428,253
Rockwell International Corp.	63,848	2,433,886
Thomas & Betts Corp.	25,597	564,926
		17,406,466
Industrial Conglomerates - 5.7%
General Electric Co.	3,280,418	159,920,364
Minnesota Mining & Manufacturing Co.	132,375	15,103,988
Textron, Inc.	47,088	2,591,724
Tyco International Ltd.	642,430	35,012,435
		212,628,511
Machinery - 0.8%
Caterpillar, Inc.	114,479	5,729,674
Cummins, Inc.	16,320	631,584
Danaher Corp.	47,300	2,648,800
Deere & Co.	79,058	2,992,345
Dover Corp.	67,745	2,550,599
Eaton Corp.	22,775	1,596,528
Illinois Tool Works, Inc.	100,673	6,372,601
Ingersoll-Rand Co.	53,187	2,191,304
ITT Industries, Inc.	28,917	1,279,577
Navistar International Corp. (a)	19,402	545,778
PACCAR, Inc.	25,165	1,286,938
Pall Corp.	40,476	952,400
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Parker-Hannifin Corp.	38,404	$ 1,629,866
Timken Co.	19,834	335,988
		30,743,982
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	131,310	3,961,623
CSX Corp.	71,307	2,584,166
Norfolk Southern Corp.	128,665	2,663,366
Ryder System, Inc.	23,934	469,106
Union Pacific Corp.	82,849	4,549,239
		14,227,500
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	56,978	1,794,807
W.W. Grainger, Inc.	31,113	1,280,611
		3,075,418
TOTAL INDUSTRIALS		419,462,889
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.0%
ADC Telecommunications, Inc. (a)	259,217	1,783,413
Andrew Corp. (a)	26,920	496,943
Avaya, Inc. (a)	95,078	1,302,569
Cabletron Systems, Inc. (a)	62,219	1,421,704
Cisco Systems, Inc. (a)	2,432,918	47,125,622
Comverse Technology, Inc. (a)	55,432	3,193,438
Corning, Inc.	307,159	5,132,627
JDS Uniphase Corp. (a)	436,261	5,749,920
Lucent Technologies, Inc.	1,137,097	7,050,001
Motorola, Inc.	729,824	12,085,885
Nortel Networks Corp.	1,063,246	9,664,906
QUALCOMM, Inc. (a)	251,813	14,340,750
Scientific-Atlanta, Inc.	53,876	2,187,366
Tellabs, Inc. (a)	137,051	2,556,001
		114,091,145
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	116,116	2,808,846
Compaq Computer Corp.	565,246	8,755,661
Dell Computer Corp. (a)	865,158	23,445,782
EMC Corp. (a)	731,733	21,256,844
Gateway, Inc. (a)	108,560	1,785,812
Hewlett-Packard Co.	646,325	18,484,895
International Business Machines Corp.	579,158	65,444,854
Lexmark International, Inc. Class A (a)	42,662	2,869,020
NCR Corp. (a)	31,852	1,497,044
Network Appliance, Inc. (a)	107,814	1,495,380
Palm, Inc. (a)	190,967	1,161,079
Sun Microsystems, Inc. (a)	1,090,333	17,663,395
		166,668,612
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	152,384	4,952,480

	Shares	Value (Note 1)
Jabil Circuit, Inc. (a)	63,629	$ 1,963,591
Millipore Corp.	15,435	956,661
PerkinElmer, Inc.	33,200	913,996
Sanmina Corp. (a)	102,199	2,462,996
Solectron Corp. (a)	215,522	3,944,053
Symbol Technologies, Inc.	73,790	1,638,138
Tektronix, Inc. (a)	31,419	853,026
Thermo Electron Corp. (a)	60,007	1,321,354
		19,006,295
Internet Software & Services - 0.1%
BroadVision, Inc. (a)	90,495	462,429
Yahoo!, Inc. (a)	183,892	3,593,250
		4,055,679
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	56,969	1,971,127
Electronic Data Systems Corp.	156,762	9,797,625
Sapient Corp. (a)	40,313	394,261
Unisys Corp. (a)	104,634	1,539,166
		13,702,179
Office Electronics - 0.1%
Xerox Corp.	224,063	2,144,283
Semiconductor Equipment & Products - 4.2%
Advanced Micro Devices, Inc. (a)	114,291	3,300,724
Altera Corp. (a)	132,667	3,934,903
Analog Devices, Inc. (a)	120,327	5,204,143
Applied Materials, Inc. (a)	270,625	13,918,244
Applied Micro Circuits Corp. (a)	100,088	1,767,554
Broadcom Corp. Class A (a)	81,840	3,521,575
Conexant Systems, Inc. (a)	81,842	730,031
Intel Corp.	2,249,897	68,599,360
KLA-Tencor Corp. (a)	61,556	3,613,337
Linear Technology Corp.	105,938	4,940,948
LSI Logic Corp. (a)	120,070	2,257,316
Maxim Integrated Products, Inc. (a)	108,107	5,088,596
Micron Technology, Inc. (a)	198,470	8,157,117
National Semiconductor Corp. (a)	58,402	1,700,666
Novellus Systems, Inc. (a)	47,087	2,620,862
QLogic Corp. (a)	30,854	1,987,306
Teradyne, Inc. (a)	58,164	1,925,228
Texas Instruments, Inc.	579,830	18,264,645
Vitesse Semiconductor Corp. (a)	63,671	1,345,368
Xilinx, Inc. (a)	110,452	4,644,507
		157,522,430
Software - 5.6%
Adobe Systems, Inc.	80,234	3,766,986
Autodesk, Inc.	18,819	700,067
BMC Software, Inc. (a)	81,054	1,826,957
Citrix Systems, Inc. (a)	61,518	2,131,599
Computer Associates International, Inc.	192,302	6,922,872
Compuware Corp. (a)	122,030	1,666,930
Intuit, Inc. (a)	68,845	2,671,186
Mercury Interactive Corp. (a)	26,902	1,657,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	1,794,235	$ 129,202,862
Novell, Inc. (a)	105,647	549,364
Oracle Corp. (a)	1,866,649	36,698,319
Parametric Technology Corp. (a)	88,520	1,140,138
PeopleSoft, Inc. (a)	95,162	4,596,325
Siebel Systems, Inc. (a)	150,757	7,145,882
VERITAS Software Corp. (a)	132,323	8,987,378
		209,664,297
TOTAL INFORMATION TECHNOLOGY		686,854,920
MATERIALS - 2.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	77,169	3,530,482
Dow Chemical Co.	300,337	9,986,205
E.I. du Pont de Nemours and Co.	349,240	16,847,338
Eastman Chemical Co.	26,213	1,248,525
Engelhard Corp.	43,723	1,127,616
FMC Corp. (a)	10,575	725,022
Great Lakes Chemical Corp.	17,578	542,281
Hercules, Inc.	37,938	428,699
International Flavors & Fragrances, Inc.	32,783	823,837
PPG Industries, Inc.	56,718	2,981,665
Praxair, Inc.	53,590	2,518,730
Rohm & Haas Co.	74,282	2,443,878
Sigma Aldrich Corp.	26,374	1,068,147
		44,272,425
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,826,909
Containers & Packaging - 0.1%
Ball Corp.	9,511	452,343
Bemis Co., Inc.	17,654	709,161
Pactiv Corp. (a)	52,553	704,210
Sealed Air Corp. (a)	28,665	1,067,771
Temple-Inland, Inc.	16,349	871,238
		3,804,723
Metals & Mining - 0.7%
Alcan, Inc.	106,312	4,479,991
Alcoa, Inc.	289,186	11,393,928
Allegheny Technologies, Inc.	26,937	487,290
Barrick Gold Corp.	132,238	2,017,634
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	50,049	553,041
Homestake Mining Co.	87,513	678,226
Inco Ltd. (a)	60,833	1,052,724
Newmont Mining Corp.	64,126	1,193,385
Nucor Corp.	26,085	1,275,296
Phelps Dodge Corp.	26,359	1,093,899
Placer Dome, Inc.	109,211	1,067,584

	Shares	Value (Note 1)
USX - U.S. Steel Group	29,749	$ 599,442
Worthington Industries, Inc.	28,691	390,198
		26,282,638
Paper & Forest Products - 0.5%
Boise Cascade Corp.	19,025	669,109
Georgia-Pacific Group	75,318	2,549,514
International Paper Co.	160,814	5,741,060
Louisiana-Pacific Corp.	34,464	404,263
Mead Corp.	33,033	896,516
Potlatch Corp.	9,372	322,491
Westvaco Corp.	33,497	813,642
Weyerhaeuser Co.	72,562	3,988,733
Willamette Industries, Inc.	36,385	1,801,058
		17,186,386
TOTAL MATERIALS		93,373,081
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.2%
ALLTEL Corp.	105,261	6,448,289
AT&T Corp.	1,149,130	25,280,860
BellSouth Corp.	626,690	25,236,806
CenturyTel, Inc.	46,163	1,398,739
Citizens Communications Co. (a)	86,918	1,045,624
Global Crossing Ltd. (a)	294,034	2,540,454
Qwest Communications International, Inc.	552,929	17,621,847
SBC Communications, Inc.	1,122,270	44,958,136
Sprint Corp. - FON Group	294,341	6,287,124
Verizon Communications	902,819	48,300,817
WorldCom, Inc.	961,056	14,367,787
		193,486,483
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	257,776	4,464,680
Sprint Corp. - PCS Group Series 1 (a)	312,996	7,558,853
		12,023,533
TOTAL TELECOMMUNICATION SERVICES		205,510,016
UTILITIES - 3.6%
Electric Utilities - 2.6%
AES Corp. (a)	177,383	7,636,338
Allegheny Energy, Inc.	40,857	1,971,350
Ameren Corp.	45,683	1,950,664
American Electric Power Co., Inc.	107,439	4,960,459
Calpine Corp. (a)	99,510	3,761,478
Cinergy Corp.	52,828	1,846,339
CMS Energy Corp.	43,407	1,208,885
Consolidated Edison, Inc.	70,657	2,812,149
Constellation Energy Group, Inc.	54,090	2,304,234
Dominion Resources, Inc.	79,825	4,799,877
DTE Energy Co.	57,146	2,653,860
Duke Energy Corp.	255,927	9,983,712
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Edison International	108,086	$ 1,205,159
Entergy Corp.	74,250	2,850,458
Exelon Corp.	106,305	6,816,277
FirstEnergy Corp.	75,091	2,414,927
FPL Group, Inc.	59,018	3,553,474
GPU, Inc.	40,260	1,415,139
Mirant Corp.	113,013	3,887,647
Niagara Mohawk Holdings, Inc. (a)	53,745	950,749
PG&E Corp.	128,580	1,440,096
Pinnacle West Capital Corp.	28,181	1,335,779
PPL Corp.	48,353	2,659,415
Progress Energy, Inc.	68,502	3,077,110
Progress Energy, Inc. warrants 12/31/07 (a)	34,400	15,480
Public Service Enterprise Group, Inc.	71,990	3,520,311
Reliant Energy, Inc.	98,339	3,167,499
Southern Co.	225,545	5,243,921
TXU Corp.	86,082	4,147,431
Xcel Energy, Inc.	113,551	3,230,526
		96,820,743
Gas Utilities - 0.4%
El Paso Corp.	165,762	8,709,135
KeySpan Corp.	45,469	1,658,709
Kinder Morgan, Inc.	38,543	1,936,786
Nicor, Inc.	15,671	610,856
NiSource, Inc.	68,665	1,876,614
ONEOK, Inc.	20,330	400,501
Peoples Energy Corp.	12,241	492,088
Sempra Energy	67,997	1,859,038
		17,543,727
Multi-Utilities - 0.6%
Dynegy, Inc. Class A	107,820	5,013,630
Enron Corp.	249,137	12,207,713
Williams Companies, Inc.	160,984	5,304,423
		22,525,766
TOTAL UTILITIES		136,890,236
TOTAL COMMON STOCKS (Cost $2,604,560,897)		3,689,611,731
U.S. Treasury Obligations - 1.3%
Moody's Ratings (unaudited)		Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.22% to 3.83% 7/5/01 to 8/16/01 (c) (Cost $48,946,388)	-	$ 49,118,000	48,967,193
Cash Equivalents - 7.1%
	Shares	Value (Note 1)
Daily Assets Institutional, 4.21% (b) (Cost $264,338,290)	264,338,290	$ 264,338,290
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $2,917,845,575)		4,002,917,214
NET OTHER ASSETS - (7.1)%		(263,803,719)
NET ASSETS - 100%		$ 3,739,113,495
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
159 S&P 500 Stock Index Contracts	Sept. 2001	$ 48,960,075	$ (840,001)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,979,664.
Other Information

Purchases of securities, other than short-term securities, aggregated $190,286,286. Sales of securities, other than short-term securities, aggregated $322,158,155, of which $165,309,648 represents the value of securities delivered in redemption of fund shares. The realized gain (loss) of $(11,896,554) on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $506,011,149 and $477,443,988, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Deutsche Asset Management Inc. The commissions paid to these affiliated firms were $0 and $18,756, respectively for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,931,979,174. Net unrealized appreciation aggregated $1,070,938,040, of which $1,372,516,167 related to appreciated investment securities and $301,578,127 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $12,929,000 all of which will expire on December 31, 2008.

Index 500 Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,928,525) (cost $2,917,845,575) - See accompanying schedule		$ 4,002,917,214
Cash		29,876
Receivable for investments sold		281,642
Receivable for fund shares sold		2,822,639
Dividends receivable		2,759,130
Receivable for daily variation on futures contracts		183,769
Other receivables		81,075
Total assets		4,009,075,345
Liabilities
Payable for investments purchased	$ 3,656,999
Payable for fund shares redeemed	1,093,048
Accrued management fee	583,422
Distribution fees payable	2,198
Other payables and accrued expenses	287,893
Collateral on securities loaned, at value	264,338,290
Total liabilities		269,961,850
Net Assets		$ 3,739,113,495
Net Assets consist of:
Paid in capital		$ 2,683,678,810
Undistributed net investment income		18,913,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,696,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,084,217,336
Net Assets		$ 3,739,113,495
Initial Class: Net Asset Value, offering price and redemption price per share ($3,727,524,130 ÷ 26,972,083 shares)		$138.20
Service Class: Net Asset Value, offering price and redemption price per share ($589,770 ÷ 4,270 shares)		$138.12
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,999,595 ÷ 79,893 shares)		$137.68

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,195,284
Interest		959,846
Security lending		366,686
Total income		24,521,816
Expenses
Management fee	$ 4,662,667
Transfer agent fees	1,268,569
Distribution fees	9,549
Accounting fees	314,919
Non-interested trustees' compensation	6,870
Registration fees	4,363
Audit	24,276
Legal	9,488
Reports to shareholders	189,901
Miscellaneous	1,379
Total expenses before reductions	6,491,981
Expense reductions	(1,114,106)	5,377,875
Net investment income		19,143,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(38,314,386)
Foreign currency transactions	4,532
Futures contracts	2,069,773	(36,240,081)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(265,416,293)
Assets and liabilities in foreign currencies	(14,302)
Futures contracts	(700,609)	(266,131,204)
Net gain (loss)		(302,371,285)
Net increase (decrease) in net assets resulting from operations		$ (283,227,344)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 19,143,941	$ 44,181,536
Net realized gain (loss)	(36,240,081)	48,471,842
Change in net unrealized appreciation (depreciation)	(266,131,204)	(539,063,132)
Net increase (decrease) in net assets resulting from operations	(283,227,344)	(446,409,754)
Distributions to shareholders From net investment income	(44,349,182)	(51,736,686)
From net realized gain	-	(22,615,438)
Total distributions	(44,349,182)	(74,352,124)
Share transactions - net increase (decrease)	(82,450,776)	(868,832,015)
Total increase (decrease) in net assets	(410,027,302)	(1,389,593,893)
Net Assets
Beginning of period	4,149,140,797	5,538,734,690
End of period (including undistributed net investment income of $18,913,909 and $44,119,720, respectively)	$ 3,739,113,495	$ 4,149,140,797

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	3,709,254	$ 524,138,294	8,463,215	$ 1,364,549,374
Reinvested	292,574	44,278,192	477,249	74,350,653
Redeemed	(4,774,553)	(662,569,033)	(14,280,085)	(2,308,173,895)
Net increase (decrease)	(772,725)	$ (94,152,547)	(5,339,621)	$ (869,273,868)
Service Class B Sold	3,681	$ 515,201	600	$ 100,000
Reinvested	6	967	-	-
Redeemed	(17)	(2,347)	-	-
Net increase (decrease)	3,670	$ 513,821	600	$ 100,000
Service Class 2 A Sold	80,096	$ 11,498,989	2,387	$ 375,234
Reinvested	464	70,023	9	1,470
Redeemed	(2,834)	(381,062)	(229)	(34,851)
Net increase (decrease)	77,726	$ 11,187,950	2,167	$ 341,853
Distributions From net investment income Initial Class		$ 44,278,192		$ 51,735,663
Service Class B		967		-
Service Class 2 A		70,023		1,023
Total		$ 44,349,182		$ 51,736,686
From net realized gain Initial Class		$ -		$ 22,614,991
Service Class B		-		-
Service Class 2 A		-		447
Total		$ -		$ 22,615,438
		$ 44,349,182		$ 74,352,124

A Service Class 2 commenced sale of shares January 12, 2000.

B Service Class commenced sale of shares July 7, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	.70 D	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(10.44)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(9.74)	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	-	(.73)	(.95)	(3.15)	(2.09)	(2.34)
Total distributions	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 138.20	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total Return B, C	(6.61)%	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,727,524	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets before expense reductions	.34% A	.33%	.34%	.35%	.40%	.43%
Ratio of expenses to average net assets after voluntary waivers	.28% A	.28%	.28%	.28%	.28%	.28%
Ratio of net investment income to average net assets	.99% A	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10% A	10%	8%	4%	9%	14%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income D	.59	.65
Net realized and unrealized gain (loss)	(10.40)	(17.88)
Total from investment operations	(9.81)	(17.23)
Less Distributions
From net investment income	(1.53)	-
Net asset value, end of period	$ 138.12	$ 149.46
Total Return B, C	(6.65)%	(10.34)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 590	$ 90
Ratio of expenses to average net assets before expense reductions	.78% A	.43% A, F
Ratio of expenses to average net assets after voluntary waivers	.38% A	.38% A
Ratio of net investment income to average net assets	.89% A	.84% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

F The annualized expense ratio before expense reductions reflects certain fund expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income D	.50	1.04
Net realized and unrealized gain (loss)	(10.39)	(12.71)
Total from investment operations	(9.89)	(11.67)
Less Distributions
From net investment income	(1.61)	(1.67)
From net realized gain	-	(.73)
Total distributions	(1.61)	(2.40)
Net asset value, end of period	$ 137.68	$ 149.18
Total Return B, C	(6.72)%	(7.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,000	$ 323
Ratio of expenses to average net assets before expense reductions	.61% A	.76% A
Ratio of expenses to average net assets after voluntary waivers	.53% A	.53% A
Ratio of net investment income to average net assets	.74% A	.69% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Investment Grade Bond - Service Class	10.83%	7.20%	7.48%
LB Aggregate Bond	11.23%	7.48%	7.87%
Variable Annuity Intermediate Investment Grade Debt Funds Average	10.11%	6.71%	7.38%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 34 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $20,564 - a 105.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,328 - a 113.28% increase.

Investment Summary

Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa	53.7
Aa	3.9
A	11.3
Baa	15.8
Ba and Below	0.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of June 30, 2001
Years	7.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	13.9
Telecommunication Services	5.2
Utilities	2.7
Consumer Discretionary	2.6
Industrials	2.1

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Kevin?

A. For the six months that ended June 30, 2001, the fund performed in line with the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 3.39%, and the Lehman Brothers Aggregate Bond Index, which returned 3.62%. For the 12 months that ended June 30, 2001, the fund topped the Lipper average, which returned 10.11%, yet slightly trailed the Lehman Brothers index, which returned 11.23%.

Q. What was the investment environment like for investment-grade bonds during the past six months?

A. Unique technical market conditions defined the landscape for bonds, which weathered the economic storm and turned in strong results during the six-month period. The Federal Reserve Board's monetary policy had a major influence on performance. Growing evidence of widespread weakness in the economy prompted the Fed to begin aggressively unwinding its previous tightening cycle by cutting the fed funds target rate on six occasions during the first half of 2001, two of which were unusual inter-meeting moves in January and April. As short-term interest rates fell, intermediate- and long-term rates actually rose as markets began to anticipate an economic recovery. This resulted in a dramatic steepening of the Treasury yield curve and a sharp rally in credit risk assets. All spread sectors outperformed Treasuries during this time frame, with corporate bonds posting the strongest returns by far, much of which came in January when yield spreads tightened significantly relative to government bonds. Another surprise rate cut in the spring spawned further spread tightening and secured top billing for the corporate sector during the period.

Q. What factors had the most influence on fund performance?

A. The fund's corporate bond holdings told the story. Yield curve positioning was important, as we were overweighted in the intermediate part of the curve where most of the spread tightening was concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key to performance, as we managed to capitalize on the volatility that marked the corporate market during the six-month period. When things were falling apart for corporates late in 2000, I took the opportunity to pick up some good values, significantly raising the fund's exposure to the sector. That move proved wise given January's tremendous rebound in the credit markets. We benefited from selling into this rally, particularly in the deeply depressed telecommunications sector, which we traded well throughout the period. Mortgage securities also proved to be fertile territory for us during the period. Emphasizing discount mortgages helped modestly, as rising mortgage rates during the second quarter of 2001 led to reduced prepayment risk, a plus in a market where the average bond now trades at a premium, or above face value. The fund also picked up some extra yield outside of the benchmark with positions in high-quality, short-term asset-backed securities, as well as from a higher-than-normal cash position early in the period when yields from short-term securities were extremely high due to an inverted yield curve.

Q. How important was diversification during the period?

A. It was invaluable. Given the rapid deterioration of market fundamentals in response to a sharply decelerating economy, even the best credit analysis was unable to fully insulate portfolios from companies that experienced sudden, severe financial stress. The only effective defense against negative credit event risk proved to be a highly diverse portfolio. Although we had a handful of bonds that performed poorly during the period, our positions were relatively small, and this helped limit our downside. This stance also helped us secure an edge over our Lipper peer average, which generally had more credit disappointments than we did. Relative to the index, we benefited from avoiding much of the meltdown in the technology space and the California utility debacle. Adding to our holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily those issued by top-tier European banks, telecom companies and Canadian provinces was an important defensive strategy that further aided performance. Reducing a long-standing overweighting in energy also proved wise, as softening global demand spelled trouble for many of these issues. In hindsight, though, I might have sold some of these bonds a little early.

Q. What's your outlook?

A. Just because bonds had a nice run during the past year doesn't mean that the streak is over. Even though I think the big returns in Treasuries are behind us, the asset class now represents an even smaller share - around 24% - of the overall investment-grade bond market. With much of the market trading at decade-high spread levels, the odds of seeing reasonably attractive fixed-income returns from here remain quite good even if Treasury yields were to stay put.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

Start date: December 5, 1988

Size: as of June 30, 2001, more than $1.0 billion

Manager: Kevin Grant, since 1997; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.6%
Hotels Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 1,400,000	$ 1,334,844
Media - 2.2%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	2,100,000	2,076,396
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	4,000,000	4,189,160
Continental Cablevision, Inc. 8.3% 5/15/06	A3	810,000	872,119
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	3,400,000	2,933,146
TCI Communications, Inc. 9.8% 2/1/12	A3	1,915,000	2,279,118
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	9,482,528
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,342,759
			23,175,226
Multiline Retail - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,700,000	1,791,630
Kmart Corp. 9.375% 2/1/06	Baa3	900,000	877,500
			2,669,130
TOTAL CONSUMER DISCRETIONARY			27,179,200
CONSUMER STAPLES - 1.9%
Food Products - 0.5%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	1,270,000	1,293,609
Kellogg Co.:
6.6% 4/1/11 (c)	Baa2	2,400,000	2,325,000
7.45% 4/1/31 (c)	Baa2	1,600,000	1,592,128
			5,210,737
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	2,000,000	2,007,420
6.625% 9/15/04	Baa3	350,000	343,861
			2,351,281
Tobacco - 1.2%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	5,000,000	5,109,250
7% 7/15/05	A2	1,500,000	1,539,555

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	$ 5,325,000	$ 5,402,000
			12,050,805
TOTAL CONSUMER STAPLES			19,612,823
ENERGY - 0.3%
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,097,000
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,270,000	1,320,381
			3,417,381
FINANCIALS - 13.9%
Banks - 5.1%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	1,000,000	1,007,340
Banc One Corp. 7.25% 8/1/02	A1	1,000,000	1,026,810
Bank of America Corp. 7.8% 2/15/10	Aa3	6,600,000	7,011,312
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,014,520
Bank One Corp. 7.875% 8/1/10	A1	2,550,000	2,733,320
BankBoston Corp. 6.625% 12/1/05	A3	5,400,000	5,546,394
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	2,150,000	2,151,011
8.55% 9/29/49 (b)(c)	Aa2	1,160,000	1,247,186
Capital One Bank 6.375% 2/15/03	Baa2	930,000	931,934
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,560,830
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000,000	5,318,000
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,695,000	1,775,207
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	258,098
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	260,000	270,982
Korea Development Bank:
6.625% 11/21/03	Baa2	1,635,000	1,662,730
7.125% 4/22/04	Baa2	1,025,000	1,054,684
7.375% 9/17/04	Baa2	1,320,000	1,371,229
MBNA Corp.:
6.34% 6/2/03	Baa2	350,000	353,313
6.875% 11/15/02	Baa2	1,750,000	1,788,290
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,523,685
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Providian National Bank 6.75% 3/15/02	Baa3	$ 3,000,000	$ 3,029,610
Union Planters Corp.:
6.75% 11/1/05	Baa2	400,000	402,604
7.75% 3/1/11	Baa2	5,000,000	5,164,000
Union Planters National Bank 6.81% 8/20/01	A3	500,000	501,410
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	953,145
			51,657,644
Diversified Financials - 6.8%
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	1,125,000	1,142,179
Amvescap PLC yankee 6.6% 5/15/05	A2	5,100,000	5,091,738
Associates Corp. of North America 6% 7/15/05	Aa3	2,500,000	2,524,150
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	5,050,000	5,145,900
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,167,012
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,290,000	1,161,310
CIT Group, Inc. 5.5% 2/15/04	A2	500,000	494,065
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,900,000	3,010,345
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	1,800,000	1,797,820
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	250,000	253,713
Ford Motor Credit Co.:
6.875% 2/1/06	A2	4,600,000	4,689,148
7.375% 2/1/11	A2	650,000	659,510
7.875% 6/15/10	A2	370,000	388,004
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	2,500,000	2,570,650
7.25% 3/2/11	A2	3,000,000	3,046,320
7.5% 7/15/05	A2	500,000	522,840
7.625% 6/15/04	A2	2,000,000	2,102,640
7.75% 1/19/10	A2	1,300,000	1,367,418
Household Finance Corp. 6.5% 1/24/06	A2	1,200,000	1,219,956
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	1,600,000	1,802,048
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,550,000	2,703,000

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Mellon Funding Corp. 7.5% 6/15/05	A1	$ 650,000	$ 690,001
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	2,500,000	2,518,325
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	970,000	990,981
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	1,800,000	1,875,960
7.875% 11/15/10	Baa2	2,120,000	2,231,491
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	1,300,000	1,364,116
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	1,080,000	1,056,100
6.875% 11/15/28	Baa1	5,380,000	4,521,244
7.125% 1/30/06	Baa1	1,480,000	1,490,168
TCI Communications Financing III 9.65% 3/31/27	A3	1,500,000	1,636,905
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	810,000	842,400
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,900,000	2,916,936
6.75% 5/15/09	Baa1	785,000	743,780
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,600,000	1,731,328
Unilever Capital Corp. 6.875% 11/1/05	A1	1,500,000	1,560,000
			69,029,501
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	750,000	816,450
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,325,000	1,337,058
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	505,721
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,539,225
EOP Operating LP:
6.5% 1/15/04	Baa1	2,885,000	2,937,680
6.625% 2/15/05	Baa1	4,500,000	4,574,835
6.75% 2/15/08	Baa1	4,020,000	3,956,926
ERP Operating LP 7.1% 6/23/04	A3	1,000,000	1,032,140
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,727,027
ProLogis Trust 6.7% 4/15/04	Baa1	565,000	564,859
			19,175,471
TOTAL FINANCIALS			140,679,066
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa3	2,735,000	2,811,908
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	$ 550,000	$ 557,438
7.73% 9/15/12	Baa1	191,602	190,505
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	334,701	338,878
pass thru trust certificate:
7.57% 11/18/10	Aa2	465,000	489,138
7.92% 11/18/10	Aa3	500,000	523,825
			2,099,784
Machinery - 0.5%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	3,700,000	3,669,068
6.875% 1/15/29	Baa1	1,500,000	1,395,450
			5,064,518
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,045,390
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,147,960
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	1,700,000	1,738,794
7.25% 2/15/31	Baa1	2,800,000	2,746,156
			11,678,300
TOTAL INDUSTRIALS			21,654,510
INFORMATION TECHNOLOGY - 0.7%
IT Consulting & Services - 0.7%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	3,000,000	2,280,000
6.375% 11/30/01	Caa1	2,265,000	1,721,400
7.23% 8/16/01	Caa1	3,000,000	2,340,000
7.25% 9/1/02	Caa1	1,000,000	760,000
			7,101,400
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.8%
AT&T Corp. 6.5% 3/15/29	A2	7,845,000	6,679,390
British Telecommunications PLC 7.875% 12/15/05	Baa1	3,000,000	3,159,399
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	1,000,000	1,072,820
8.125% 6/15/09 (c)	Baa1	3,000,000	3,212,850
Citizens Communications Co.:
8.5% 5/15/06	Baa2	1,750,000	1,784,825
9.25% 5/15/11	Baa2	2,900,000	3,003,965

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
France Telecom SA:
7.2% 3/1/06 (c)	A3	$ 4,700,000	$ 4,841,047
8.5% 3/1/31 (c)	A3	2,500,000	2,614,475
Koninklijke KPN NV:
8% 10/1/10	Baa2	3,000,000	2,858,970
8.375% 10/1/30	Baa2	1,900,000	1,729,418
SBC Communications, Inc. 5.75% 5/2/06	Aa3	5,205,000	5,130,360
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,702,078
Telefonica Europe BV 8.25% 9/15/30	A2	560,000	587,541
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	2,500,000	2,575,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	3,048,000	3,027,396
7.7% 7/20/29	Baa1	1,066,000	1,040,640
TELUS Corp. yankee 7.5% 6/1/07	Baa2	3,210,000	3,258,150
			48,278,324
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	4,000,000	4,156,160
TOTAL TELECOMMUNICATION SERVICES			52,434,484
UTILITIES - 2.7%
Electric Utilities - 1.7%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	1,500,000	1,373,955
7.05% 12/11/07 (c)	Baa2	3,000,000	2,856,480
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	1,500,000	1,526,550
Florida Power & Light Co. 6.875% 12/1/05	Aa3	2,160,000	2,227,154
Hydro-Quebec 6.3% 5/11/11	A2	8,000,000	7,870,960
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	A3	1,900,000	1,694,553
Texas Utilities Co. 6.375% 1/1/08	Baa3	205,000	197,725
			17,747,377
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	445,000	439,304
KeySpan Corp.:
7.25% 11/15/05	A3	1,255,000	1,314,738
7.625% 11/15/10	A3	925,000	969,215
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	1,900,000	1,933,611
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	1,044,370
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sempra Energy 7.95% 3/1/10	A2	$ 610,000	$ 604,321
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,040,740
			7,346,299
Multi-Utilities - 0.3%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	2,520,000	2,525,670
TOTAL UTILITIES			27,619,346
TOTAL NONCONVERTIBLE BONDS (Cost $297,385,437)			299,698,210
U.S. Government and Government Agency Obligations - 15.8%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
5.25% 6/15/06	Aaa	2,405,000	2,370,416
6.25% 2/1/11	Aa2	1,255,000	1,239,112
7.125% 6/15/10	Aaa	2,600,000	2,775,084
7.25% 1/15/10	Aaa	7,765,000	8,343,725
7.25% 5/15/30	Aaa	3,460,000	3,748,083
Federal Agricultural Mortgage Corp. 7.01% 2/10/05	Aaa	10,000	10,608
Federal Home Loan Bank 5% 2/28/03	Aaa	3,490,000	3,519,456
Freddie Mac:
5.75% 3/15/09	Aaa	4,300,000	4,229,437
5.875% 3/21/11	Aa2	7,205,000	6,913,414
6% 6/15/11	Aaa	1,995,000	1,966,272
6.75% 3/15/31	Aaa	4,540,000	4,628,666
6.77% 9/15/02	Aaa	150,000	153,704
6.875% 1/15/05	Aaa	2,045,000	2,149,806
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	1,343,084	1,463,442
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	139,153	141,553
Class 2-E, 9.4% 5/15/02	Aaa	57,689	59,169
Class 3-T, 9.625% 5/15/02	Aaa	3,226	3,300

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	$ 3,111	$ 3,118
Series 1993-D, 5.23% 5/15/05	Aaa	6,809	6,831
Series 1994-A, 7.12% 4/15/06	Aaa	5,205	5,447
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	5,182	5,455
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	4,706	4,781
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	Aaa	80,675	81,856
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	81,000	81,616
6.86% 4/30/04	Aaa	687,550	706,207
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			44,610,558
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	21,980,000	22,766,444
6.25% 5/15/30	Aaa	2,800,000	2,965,788
11.25% 2/15/15	Aaa	14,060,000	21,274,467
12% 8/15/13	Aaa	20,280,000	28,065,695
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	10,350,000	10,346,792
4.625% 5/15/06	Aaa	16,790,000	16,559,138
5% 2/15/11	Aaa	1,525,000	1,479,479
6.5% 2/15/10	Aaa	4,450,000	4,779,567
7% 7/15/06	Aaa	7,645,000	8,292,455
TOTAL U.S. TREASURY OBLIGATIONS			116,529,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $160,389,442)			161,140,383
U.S. Government Agency - Mortgage Securities - 38.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae - 28.6%
6% 2/1/13 to 2/1/29	Aaa	$ 11,649,658	$ 11,302,987
6% 7/1/31 (d)	Aaa	40,000,000	38,375,000
6.5% 2/1/10 to 6/1/31	Aaa	137,151,098	135,130,599
7% 12/1/24 to 6/1/31	Aaa	74,325,851	74,698,284
7.5% 7/1/07 to 2/1/31	Aaa	29,297,045	29,932,785
8% 3/1/23 to 3/1/30	Aaa	1,045,910	1,087,640
8.5% 3/1/25 to 6/1/25	Aaa	15,659	16,640
TOTAL FANNIE MAE			290,543,935
Freddie Mac - 0.2%
8.5% 3/1/20 to 1/1/28	Aaa	1,754,790	1,868,398
Government National Mortgage Association - 9.4%
6% 8/15/08 to 4/15/31	Aaa	35,956,191	34,876,665
6.5% 10/15/27 to 9/15/29 (e)	Aaa	53,716,584	53,147,447
7.5% 3/15/06 to 10/15/28	Aaa	7,420,906	7,626,335
8% 2/15/17	Aaa	97,034	102,047
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			95,752,494
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $389,873,358)			388,164,827
Asset-Backed Securities - 2.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,500,000	1,521,090
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	880,000	879,725
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	3,943,125
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000,000	4,049,480
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,394,914
5.71% 9/15/05	A2	755,000	754,528
6.4% 12/15/02	Aaa	480,000	487,275
7.03% 11/15/03	Aaa	209,000	213,703
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,043,750

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Key Auto Finance Trust:
6.3% 10/15/03	A2	$ 38,768	$ 38,841
6.65% 10/15/03	Baa3	25,318	25,362
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	1,800,000	1,794,234
Railcar Trust 7.75% 6/1/04	Aaa	400,100	418,105
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,336,039
7.5% 11/15/07	A2	1,300,000	1,358,551
TOTAL ASSET-BACKED SECURITIES (Cost $25,962,232)			26,258,722
Commercial Mortgage Securities - 1.9%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	4,143,794	4,132,139
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (c)(f)	Aa1	633,875	634,284
Class E, 5.2838% 1/10/13 (c)(f)	Baa1	2,650,000	2,653,299
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,166,033
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,078,475
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,191,010
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	500,000	517,031
Class C1, 7.52% 5/15/06 (c)	A2	500,000	515,781
Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10	Aaa	37,602	37,778
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,022,500
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (c)(f)	Baa3	$ 1,000,000	$ 938,125
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,504,688
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,138,456)			19,391,143
Foreign Government and Government Agency Obligations (g) - 1.7%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	515,955
Manitoba Province yankee 6.75% 3/1/03	Aa3	500,000	517,100
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,823,796
Quebec Province:
yankee:
7.125% 2/9/24	A2	250,000	255,243
7.5% 7/15/23	A2	8,550,000	9,100,962
7% 1/30/07	A2	1,000,000	1,048,540
United Mexican States:
8.5% 2/1/06	Baa3	1,200,000	1,257,000
9.875% 2/1/10	Baa3	2,290,000	2,505,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,149,741)			17,023,856
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $3,974,840)	Aaa	4,000,000	4,105,320
Cash Equivalents - 15.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.12%, dated 6/29/01 due 7/2/01 (Cost $154,164,000)	$ 154,216,979	$ 154,164,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,068,037,506)	1,069,946,461
NET OTHER ASSETS - (5.2)%	(53,208,179)
NET ASSETS - 100%	$ 1,016,738,282
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,119,487 or 4.7% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	68.9%	AAA, AA, A	64.9%
Baa	15.8%	BBB	14.3%
Ba	0.2%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.7%	CCC	0.7%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,276,155,467 and $1,112,906,185, respectively, of which long-term U.S. government and government agency obligations aggregated $1,042,449,859 and $958,691,189, respectively.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,068,350,423. Net unrealized appreciation aggregated $1,596,038, of which $11,572,894 related to appreciated investment securities and $9,976,856 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $22,713,000 of which $11,269,000 and $11,444,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,233,150 and repurchase agreements of $154,164,000) (cost $1,068,037,506) - See accompanying schedule		$ 1,069,946,461
Commitment to sell securities on a delayed delivery basis	$ (39,550,000)
Receivable for securities sold on a delayed delivery basis	39,762,500	212,500
Receivable for investments sold, regular delivery		627,598
Cash		135,735
Receivable for fund shares sold		2,873,914
Interest receivable		11,775,762
Total assets		1,085,571,970
Liabilities
Payable for investments purchased on a delayed delivery basis	38,800,000
Payable for fund shares redeemed	1,809,211
Accrued management fee	353,936
Distribution fees payable	1,027
Other payables and accrued expenses	125,953
Collateral on securities loaned, at value	27,743,561
Total liabilities		68,833,688
Net Assets		$ 1,016,738,282
Net Assets consist of:
Paid in capital		$ 1,004,971,622
Undistributed net investment income		26,020,290
Accumulated undistributed net realized gain (loss) on investments		(16,375,085)
Net unrealized appreciation (depreciation) on investments		2,121,455
Net Assets		$ 1,016,738,282
Initial Class: Net Asset Value, offering price and redemption price per share ($1,010,538,389 ÷ 81,909,834 shares)		$12.34
Service Class: Net Asset Value, offering price and redemption price per share ($110,332 ÷ 8,957 shares)		$12.32
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,089,561 ÷ 496,592 shares)		$12.26

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 28,750,589
Security lending		34,524
Total Income		28,785,113
Expenses
Management fee	$ 1,913,015
Transfer agent fees	306,058
Distribution fees	2,891
Accounting and security lending fees	114,907
Non-interested trustees' compensation	1,506
Custodian fees and expenses	37,477
Audit	11,693
Legal	1,375
Reports to shareholders	62,827
Total expenses before reductions	2,451,749
Expense reductions	(3,277)	2,448,472
Net investment income		26,336,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,177,230
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,669,637)
Delayed delivery commitments	212,500	(5,457,137)
Net gain (loss)		1,720,093
Net increase (decrease) in net assets resulting from operations		$ 28,056,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 26,336,641	$ 41,654,684
Net realized gain (loss)	7,177,230	(10,492,303)
Change in net unrealized appreciation (depreciation)	(5,457,137)	37,499,798
Net increase (decrease) in net assets resulting from operations	28,056,734	68,662,179
Distributions to shareholders From net investment income	(42,039,084)	(43,339,425)
Share transactions - net increase (decrease)	290,474,383	56,071,728
Total increase (decrease) in net assets	276,492,033	81,394,482
Net Assets
Beginning of period	740,246,249	658,851,767
End of period (including undistributed net investment income of $26,020,290 and $41,328,235, respectively)	$ 1,016,738,282	$ 740,246,249
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	29,866,715	$ 368,132,748	20,063,685	$ 241,746,618
Reinvested	3,464,378	41,988,258	3,827,956	43,332,459
Redeemed	(10,188,060)	(125,511,382)	(19,290,975)	(229,327,088)
Net increase (decrease)	23,143,033	$ 284,609,624	4,600,666	$ 55,751,989
Service Class A Sold	-	$ -	8,474	$ 100,000
Reinvested	483	5,847	-	-
Redeemed	-	-	-	-
Net increase (decrease)	483	$ 5,847	8,474	$ 100,000
Service Class 2 B Sold	491,352	$ 6,019,433	17,796	$ 214,552
Reinvested	3,730	44,979	615	6,965
Redeemed	(16,754)	(205,500)	(147)	(1,778)
Net increase (decrease)	478,328	$ 5,858,912	18,264	$ 219,739
Distributions From net investment income Initial Class		$ 41,988,258		$ 43,332,459
Service Class A		5,847		-
Service Class 2 B		44,979		6,966
Total		$ 42,039,084		$ 43,339,425

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240	$ 12.480
Income from Investment Operations
Net investment income	.360 C, E	.771 C	.743 C	.725 C	.759 C	.670
Net realized and unrealized gain (loss)	.080 E	.499	(.873)	.335	.291	(.290)
Total from investment operations	.440	1.270	(.130)	1.060	1.050	.380
Less Distributions
From net investment income	(.690)	(.840)	(.510)	(.590)	(.730)	(.620)
From net realized gain	-	-	(.160)	(.070)	-	-
Total distributions	(.690)	(.840)	(.670)	(.660)	(.730)	(.620)
Net asset value, end of period	$ 12.340	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Total Return B	3.59%	11.22%	(1.05)%	8.85%	9.06%	3.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,538	$ 739,911	$ 658,852	$ 674,813	$ 324,525	$ 228,594
Ratio of expenses to average net assets	.55% A	.54%	.54%	.57%	.58%	.58%
Ratio of net investment income to average net assets	5.92% A, E	6.50%	6.07%	5.85%	6.34%	6.49%
Portfolio turnover rate	275% A	154%	87%	239%	191%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income C	.355 E	.377
Net realized and unrealized gain (loss)	.075 E	.403
Total from investment operations	.430	.780
Less Distributions
From net investment income	(.690)	-
Net asset value, end of period	$ 12.320	$ 12.580
Total Return B	3.51%	6.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 107
Ratio of expenses to average net assets	.65% A	.64% A
Ratio of net investment income to average net assets	5.83% A, E	6.40% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 for Initial Class and $.008 for Service Class and increase net realized and unrealized gain (loss) per share by $.008 for Initial Class and $.008 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 6.06% for Initial Class and 5.97% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income D	.326 F	.686
Net realized and unrealized gain (loss)	.084 F	.634
Total from investment operations	.410	1.320
Less Distributions
From net investment income	(.690)	(.840)
Net asset value, end of period	$ 12.260	$ 12.540
Total Return B, C	3.36%	11.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,090	$ 229
Ratio of expenses to average net assets before expense reductions	.87% A	1.75% A
Ratio of expenses to average net assets after voluntary waivers	.87% A	1.05% A
Ratio of net investment income to average net assets	5.61% A, F	5.99% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 and increase net realized and unrealized gain (loss) per share by $.008. Without this change the Ratio of net investment income to average net assets would have been 5.75%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity VIP: Mid Cap - Service Class	1.25%	29.82%
S&P MidCap 400	8.87%	15.51%
Variable Annuity Mid-Cap Funds Average	-9.90%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 137 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,238 - a 92.38% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,355 - a 43.55% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Freddie Mac	4.3
Fannie Mae	2.2
USA Education, Inc.	2.0
IDEC Pharmaceuticals Corp.	1.2
Newmont Mining Corp.	1.2
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.7
Health Care	13.9
Materials	10.2
Consumer Staples	9.2
Industrials	7.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	81.6%
Bonds	3.5%
Short-Term Investments and Net Other Assets	14.9%

* Foreign investments 7.3%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Thomas Allen became Portfolio Manager of Mid Cap Portfolio on June 13, 2001.

Q. How did the fund perform, Tom?

A. The fund underperformed the Standard & Poor's® MidCap 400 Index, which returned 0.97% for the six-month period ending June 30, 2001, but outperformed the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -6.84%. For the 12 months ending June 30, 2001, the fund underperformed the S&P® MidCap index, which had a total return of 8.87%, but significantly beat the mid-cap funds average, which returned -9.90%.

Q. What were the main factors affecting performance during the period?

A. The fund significantly underweighted technology stocks throughout the period, while overweighting financial stocks, especially government-sponsored enterprises. Tech stocks were de-emphasized because of concerns about their high valuations at a time of slowing growth among Internet and telecommunications companies. As demand in these industries plateaued, companies found themselves saddled with overbuilt equipment inventories. On June 30, information technology stocks accounted for only 5.1% of the fund's net assets, compared with a 17.7% weighting for the MidCap index. During the first several months of the period, this underweighting helped the fund's relative performance, especially compared with its mutual fund peers, many of which had large tech positions. However, the fund missed most of the upside during the latter part of the period when tech stocks rallied. The fund did invest in biotechnology companies as a hedge against its underweighting of technology. Unfortunately, those stocks fell along with the tech sector on the down side, but didn't participate in the tech rally later in the period.

Q. The fund's three largest holdings at the end of the period all were government-sponsored financial enterprises. Why?

A. The fund was invested in Fannie Mae and Freddie Mac, both of which are involved in home mortgages, and also in USA Education - formerly known as Sallie Mae - which deals with student loans. These investments were held primarily as part of a defensive strategy, since these stocks normally would benefit from declining interest rates, while not being as vulnerable as banks are to credit quality issues when economic growth slows significantly. While these holdings did relatively well, their performance did not make up for the performance lost by not participating more broadly in the technology rally.

Q. What changes have you made since taking over the fund?

A. I've bought smaller stocks that I'm familiar with that have appealing valuations and that probably have greater earnings growth potential than the typical stock that makes up the benchmark. As a former small-cap analyst, I'm comfortable buying stocks at the smaller end of the mid-cap range. I'm generally interested in service businesses, especially those with recurring revenues. I'm also on the lookout for companies whose stock prices represent good values vis á vis their growth potential and where the balance sheet is acceptable and hopefully improving.

Q. Which specific stocks helped performance?

A. Freddie Mac was a positive contributor, as was Tosco, which did well on news that it had become an acquisition target of Phillips Petroleum. Several consumer staples investments also helped; in particular, RJ Reynolds and Philip Morris benefited from an easing of the threat of tobacco litigation. Philip Morris also rose on positive investor sentiment over the impending spin-off of its Kraft Foods division.

Q. What investments detracted from performance?

A. Underweighting technology was the biggest detractor during the late-period rally in the sector. Among individual stocks, Sepracor was a disappointment. This biotech company has been involved in research to develop solutions to reduce the side effects of several major drugs; however, major pharmaceutical companies backed away from their initial interest in Sepracor's products, and the stock price fell accordingly. Another disappointing performer was Pegasus, a satellite television company the fund invested in based partly on the perception that the company was a potential acquisition target. Consolidation in the direct TV industry was slower than expected, however, and Pegasus' stock did not live up to expectations.

Q. What's your near-term outlook, Tom?

A. I'm cautious as a result of the slowing economic trends we've been seeing. In particular, I'm concerned about overall consumer demand, the potential for credit risk in the financial services sector and the relatively high valuations in the stock market from a long-term historical perspective. At the same time, I'm looking for signs of pick-up in economic activity and the opportunities that may occur as the second half of the year unfolds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2001, more than
$ 1.0 billion

Manager: Thomas Allen, since June 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Superior Industries International, Inc.	36,300	$ 1,390,290
TRW, Inc.	67,200	2,755,200
		4,145,490
Automobiles - 0.2%
DaimlerChrysler AG (Reg.)	38,800	1,775,876
Distributors - 0.0%
Brightpoint, Inc. (a)	28,700	86,961
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	81,500	2,106,775
Darden Restaurants, Inc.	39,600	1,104,840
International Game Technology (a)	54,500	3,419,875
Jack in the Box, Inc. (a)	38,480	1,004,328
Tricon Global Restaurants, Inc. (a)	76,200	3,345,180
Wendy's International, Inc.	81,400	2,078,956
		13,059,954
Household Durables - 0.4%
Ethan Allen Interiors, Inc.	38,200	1,241,500
Furniture Brands International, Inc. (a)	36,300	1,016,400
M.D.C. Holdings, Inc.	33,600	1,189,440
Mohawk Industries, Inc. (a)	16,800	591,360
		4,038,700
Leisure Equipment & Products - 0.2%
Mattel, Inc.	105,100	1,988,492
Media - 0.3%
Chris-Craft Industries, Inc. (a)	9,700	692,580
Pegasus Communications Corp. (a)	68,400	1,178,532
Scholastic Corp. (a)	22,200	939,060
		2,810,172
Multiline Retail - 0.5%
Big Lots, Inc. (a)	62,200	850,896
Costco Wholesale Corp. (a)	20,600	863,758
Kmart Corp. (a)	347,400	3,984,678
		5,699,332
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	408,170	4,734,772
AutoZone, Inc. (a)	77,100	2,891,250
Galyan's Trading Co., Inc. (a)	250,000	5,112,500
O'Reilly Automotive, Inc. (a)	51,900	1,471,365
Pier 1 Imports, Inc.	261,000	3,001,500
		19,890,287
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc. (a)	106,600	4,605,120
Liz Claiborne, Inc.	18,470	931,812
Reebok International Ltd. (a)	89,750	2,867,513
		8,404,445
TOTAL CONSUMER DISCRETIONARY		61,899,709

	Shares	Value (Note 1)
CONSUMER STAPLES - 9.2%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	121,800	$ 4,884,180
PepsiCo, Inc.	45,200	1,997,840
		6,882,020
Food & Drug Retailing - 2.8%
CVS Corp.	24,800	957,280
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	51,840	3,040,416
Fleming Companies, Inc.	120,000	4,284,000
George Weston Ltd.	43,450	2,526,069
Kroger Co. (a)	138,100	3,452,500
Performance Food Group Co. (a)	71,100	1,936,764
Rite Aid Corp. (a)	204,800	1,843,200
Rite Aid Corp. (a)(c)	98,000	793,800
Safeway, Inc. (a)	43,100	2,068,800
Sysco Corp.	239,000	6,488,850
Walgreen Co.	41,100	1,403,565
		28,795,244
Food Products - 3.1%
Archer-Daniels-Midland Co.	274,900	3,573,700
Earthgrains Co.	173,700	4,516,200
Flowers Foods, Inc. (a)	81,340	2,550,009
H.J. Heinz Co.	42,200	1,725,558
Hershey Foods Corp.	87,900	5,424,309
Hormel Foods Corp.	64,100	1,560,194
IBP, Inc.	59,400	1,499,850
McCormick & Co., Inc. (non-vtg.)	100,200	4,210,404
Nestle SA (Reg.)	17,000	3,620,853
Smithfield Foods, Inc. (a)	23,900	963,170
Wm. Wrigley Jr. Co.	51,800	2,426,830
		32,071,077
Household Products - 0.3%
Kimberly-Clark Corp.	61,600	3,443,440
Personal Products - 0.5%
Alberto-Culver Co. Class B	102,000	4,288,080
Carter-Wallace, Inc.	59,500	1,151,325
		5,439,405
Tobacco - 1.8%
Philip Morris Companies, Inc.	184,700	9,373,525
RJ Reynolds Tobacco Holdings, Inc.	169,300	9,243,780
		18,617,305
TOTAL CONSUMER STAPLES		95,248,491
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
BJ Services Co. (a)	41,960	1,190,825
Cooper Cameron Corp. (a)	26,760	1,493,208
ENSCO International, Inc.	44,910	1,050,894
Global Marine, Inc. (a)	106,200	1,978,506
Pride International, Inc. (a)	19,500	370,500
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	13,700	$ 820,630
Tidewater, Inc.	39,450	1,487,265
Transocean Sedco Forex, Inc.	22,300	919,875
Varco International, Inc. (a)	66,148	1,231,005
Weatherford International, Inc. (a)	40,730	1,955,040
		12,497,748
Oil & Gas - 2.6%
Apache Corp.	16,550	839,913
Burlington Resources, Inc.	26,500	1,058,675
Conoco, Inc. Class B	189,000	5,462,100
Devon Energy Corp.	11,961	627,974
EOG Resources, Inc.	58,500	2,079,675
Equitable Resources, Inc.	88,800	2,957,928
Noble Affiliates, Inc.	20,370	720,080
Occidental Petroleum Corp.	91,900	2,443,621
Texaco, Inc.	21,400	1,425,240
Tosco Corp.	145,330	6,401,787
USX - Marathon Group	70,400	2,077,504
		26,094,497
TOTAL ENERGY		38,592,245
FINANCIALS - 20.7%
Banks - 1.7%
Commerce Bancorp, Inc.	36,320	2,546,032
Dime Bancorp, Inc.	144,490	5,382,253
Greenpoint Financial Corp.	57,200	2,196,480
Investors Financial Services Corp.	4,300	289,691
Mercantile Bankshares Corp.	28,400	1,122,368
North Fork Bancorp, Inc.	136,000	4,216,000
SouthTrust Corp.	44,800	1,164,800
Washington Mutual, Inc.	22,980	862,899
		17,780,523
Diversified Financials - 10.5%
AMBAC Financial Group, Inc.	214,410	12,478,662
Countrywide Credit Industries, Inc.	135,644	6,223,347
Fannie Mae	259,500	22,096,425
Federated Investors, Inc. Class B (non-vtg.)	76,200	2,453,640
Freddie Mac	635,810	44,506,694
Student Loan Corp.	2,000	139,500
USA Education, Inc.	284,360	20,758,280
		108,656,548
Insurance - 8.5%
ACE Ltd.	155,700	6,086,313
AFLAC, Inc.	21,500	677,035
Allmerica Financial Corp.	10,020	576,150
Allstate Corp.	103,700	4,561,763
American Financial Group, Inc.	43,900	1,330,170
American International Group, Inc.	300	25,800

	Shares	Value (Note 1)
Arthur J. Gallagher & Co.	50,300	$ 1,307,800
Berkshire Hathaway, Inc.:
Class A (a)	101	6,989,200
Class B (a)	2,543	5,848,900
Everest Re Group Ltd.	52,880	3,955,424
Fidelity National Financial, Inc.	426,000	10,466,820
First American Corp.	355,600	6,735,064
Hilb, Rogal & Hamilton Co.	22,200	971,250
Leucadia National Corp.	12,500	405,625
Loews Corp.	61,800	3,981,774
Markel Corp. (a)	5,700	1,120,050
MBIA, Inc.	134,415	7,484,227
Mercury General Corp.	49,100	1,717,027
MetLife, Inc.	60,000	1,858,800
PartnerRe Ltd.	28,100	1,556,740
Progressive Corp.	21,300	2,879,547
Protective Life Corp.	78,880	2,711,106
RenaissanceRe Holdings Ltd.	14,100	1,044,810
SAFECO Corp.	28,800	853,632
The Chubb Corp.	59,860	4,634,960
The St. Paul Companies, Inc.	29,200	1,480,148
Unitrin, Inc.	4,700	180,480
UnumProvident Corp.	31,300	1,005,356
Xl Capital Ltd. Class A	57,400	4,712,540
		87,158,511
TOTAL FINANCIALS		213,595,582
HEALTH CARE - 13.9%
Biotechnology - 3.7%
Chiron Corp. (a)	14,300	746,317
CV Therapeutics, Inc. (a)	16,805	952,339
Genzyme Corp. - General Division (a)	166,408	9,764,821
Gilead Sciences, Inc. (a)	89,100	5,290,758
IDEC Pharmaceuticals Corp. (a)	196,700	12,748,127
Millennium Pharmaceuticals, Inc. (a)	101,224	3,431,494
Sepracor, Inc. (a)	41,160	1,634,875
Techne Corp. (a)	32,900	987,000
Transkaryotic Therapies, Inc. (a)	65,900	1,924,280
Vertex Pharmaceuticals, Inc. (a)	10,850	526,225
		38,006,236
Health Care Equipment & Supplies - 2.1%
Apogent Technologies, Inc.	71,700	1,763,820
Becton, Dickinson & Co.	55,000	1,968,450
Biomet, Inc.	66,300	3,186,378
DENTSPLY International, Inc.	5,200	231,140
Hillenbrand Industries, Inc.	73,000	4,169,030
Invacare Corp.	46,800	1,807,884
Novoste Corp. (a)	19,400	494,700
St. Jude Medical, Inc. (a)	111,500	6,690,000
Stryker Corp.	12,200	669,170
Varian Medical Systems, Inc. (a)	15,300	1,093,950
		22,074,522
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 5.2%
AmeriPath, Inc. (a)	92,000	$ 2,662,480
AmeriSource Health Corp. Class A (a)	57,510	3,180,303
Andrx Group (a)	47,200	3,581,064
Apria Healthcare Group, Inc. (a)	37,000	1,067,450
Cardinal Health, Inc.	43,950	3,032,550
Caremark Rx, Inc. (a)	72,050	1,185,223
CIGNA Corp.	46,050	4,412,511
Express Scripts, Inc. (a)	25,760	1,399,283
First Health Group Corp. (a)	57,800	1,546,728
HCA - The Healthcare Co.	62,600	2,828,894
Health Management Associates, Inc. Class A (a)	245,700	5,169,528
HealthSouth Corp. (a)	131,200	2,095,264
LifePoint Hospitals, Inc. (a)	33,900	1,504,143
Lincare Holdings, Inc. (a)	88,600	2,900,764
Manor Care, Inc. (a)	65,800	2,089,150
McKesson HBOC, Inc.	45,500	1,688,960
Oxford Health Plans, Inc. (a)	132,300	3,783,780
Priority Healthcare Corp. Class B (a)	32,200	910,938
Quest Diagnostics, Inc. (a)	20,400	1,526,940
Service Corp. International (SCI) (a)	56,500	359,340
Tenet Healthcare Corp. (a)	95,600	4,932,004
Triad Hospitals, Inc. (a)	24,395	718,921
Unilab Corp.	600	15,270
Wellpoint Health Networks, Inc. (a)	8,200	772,768
		53,364,256
Pharmaceuticals - 2.9%
Barr Laboratories, Inc. (a)	33,000	2,323,530
Biovail Corp. (a)	68,500	3,001,060
ImClone Systems, Inc. (a)	98,300	5,013,300
IVAX Corp. (a)	133,950	5,224,050
King Pharmaceuticals, Inc. (a)	122,500	6,584,375
Mylan Laboratories, Inc.	34,400	967,672
PRAECIS Pharmaceuticals, Inc. (a)	39,070	557,138
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,100	6,723,820
		30,394,945
TOTAL HEALTH CARE		143,839,959
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc. (a)	23,700	1,808,310
Raytheon Co.	2,000	53,100
		1,861,410
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	40,900	2,500,217

	Shares	Value (Note 1)
Forward Air Corp. (a)	7,285	$ 205,510
United Parcel Service, Inc. Class B	13,500	780,300
		3,486,027
Building Products - 0.9%
American Standard Companies, Inc. (a)	113,830	6,841,183
Masco Corp.	18,300	456,768
York International Corp.	70,500	2,468,910
		9,766,861
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	34,300	1,751,015
ChoicePoint, Inc. (a)	100,500	4,226,025
Concord EFS, Inc. (a)	70,722	3,927,900
DST Systems, Inc. (a)	23,600	1,243,720
Ecolab, Inc.	47,700	1,954,269
Fiserv, Inc. (a)	48,100	2,982,200
National Processing, Inc. (a)	33,900	949,200
NCO Group, Inc. (a)	167,200	5,171,496
The BISYS Group, Inc. (a)	108,800	6,517,120
		28,722,945
Construction & Engineering - 0.2%
Fluor Corp.	26,000	1,173,900
Granite Construction, Inc.	34,300	871,906
		2,045,806
Machinery - 0.7%
Danaher Corp.	34,800	1,948,800
Flowserve Corp. (a)	97,800	3,007,350
Parker-Hannifin Corp.	32,300	1,370,812
Tennant Co.	18,800	752,000
		7,078,962
Marine - 0.1%
Teekay Shipping Corp.	25,200	1,008,504
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	31,600	953,372
C.H. Robinson Worldwide, Inc.	44,650	1,249,754
Canadian National Railway Co.	142,500	5,780,945
CSX Corp.	175,500	6,360,120
GATX Corp.	11,300	453,130
Landstar System, Inc. (a)	21,800	1,484,580
Norfolk Southern Corp.	70,000	1,449,000
Union Pacific Corp.	63,450	3,484,040
		21,214,941
TOTAL INDUSTRIALS		75,185,456
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.2%
Finisar Corp. (a)	40,700	757,427
Polycom, Inc. (a)	35,800	793,686
Tellium, Inc.	1,400	23,828
		1,574,941
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Quantum Corp. - DLT & Storage Systems Group (a)	78,300	$ 790,047
StorageNetworks, Inc.	38,200	647,108
		1,437,155
Electronic Equipment & Instruments - 1.2%
Avnet, Inc.	46,000	1,031,320
Diebold, Inc.	42,200	1,356,730
Kopin Corp. (a)	31,400	345,400
Mettler-Toledo International, Inc. (a)	132,700	5,739,275
PerkinElmer, Inc.	3,600	99,108
Thermo Electron Corp. (a)	27,800	612,156
Waters Corp. (a)	126,520	3,493,217
		12,677,206
Internet Software & Services - 0.2%
Homestore.com, Inc. (a)	74,300	2,576,724
IT Consulting & Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	109,120	7,846,819
SunGard Data Systems, Inc. (a)	273,960	8,221,540
		16,068,359
Semiconductor Equipment & Products - 0.6%
Atmel Corp. (a)	167,200	2,165,240
Cypress Semiconductor Corp. (a)	41,100	980,235
MIPS Technologies, Inc.:
Class A (a)	26,400	383,328
Class B (a)	4,000	51,600
RF Micro Devices, Inc. (a)	71,900	1,901,755
Transmeta Corp.	59,800	328,900
TriQuint Semiconductor, Inc. (a)	12,900	265,095
		6,076,153
Software - 1.2%
Borland Software Corp. (a)	102,400	1,541,120
Cadence Design Systems, Inc. (a)	122,200	2,276,586
Compuware Corp. (a)	168,100	2,296,246
Electronic Arts, Inc. (a)	71,900	4,133,531
Inktomi Corp. (a)	188,400	1,721,976
Numerical Technologies, Inc. (a)	14,200	282,012
		12,251,471
TOTAL INFORMATION TECHNOLOGY		52,662,009
MATERIALS - 10.2%
Chemicals - 2.6%
Agrium, Inc.	428,100	4,244,241
Engelhard Corp.	33,200	856,228
Georgia Gulf Corp.	119,600	1,853,800
IMC Global, Inc.	216,500	2,208,300
Lyondell Chemical Co.	29,480	453,402
Olin Corp.	54,500	925,955

	Shares	Value (Note 1)
OM Group, Inc.	26,300	$ 1,479,375
Potash Corp. of Saskatchewan	100,620	5,781,995
Praxair, Inc.	41,900	1,969,300
Sigma Aldrich Corp.	171,300	6,937,650
		26,710,246
Containers & Packaging - 1.4%
Ball Corp.	34,200	1,626,552
Ivex Packaging Corp. (a)	36,900	701,100
Packaging Corp. of America (a)	123,400	1,916,402
Pactiv Corp. (a)	383,900	5,144,260
Sealed Air Corp. (a)	104,700	3,900,075
Smurfit-Stone Container Corp. (a)	78,000	1,219,140
		14,507,529
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	151,630	1,301,975
AK Steel Holding Corp.	29,600	371,184
Alcan, Inc.	76,700	3,232,140
Allegheny Technologies, Inc.	91,900	1,662,471
Antofagasta Holdings PLC	62,400	413,063
Arch Coal, Inc.	38,300	990,821
Barrick Gold Corp.	449,440	6,857,374
Bethlehem Steel Corp. (a)	394,700	797,294
Century Aluminum Co.	32,200	510,048
CONSOL Energy, Inc.	47,000	1,189,100
Falconbridge Ltd.	128,200	1,375,144
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	111,400	1,230,970
Kaiser Aluminum Corp. (a)	4,700	18,706
Meridian Gold, Inc. (a)	307,900	2,416,018
Newmont Mining Corp.	672,380	12,512,992
Nucor Corp.	27,500	1,344,475
Outokumpu Oyj (A Shares)	195,200	1,583,790
Phelps Dodge Corp.	64,300	2,668,450
Placer Dome, Inc.	586,530	5,733,583
Steel Dynamics, Inc. (a)	3,700	44,770
Stillwater Mining Co. (a)	155,020	4,534,335
USX - U.S. Steel Group	51,100	1,029,665
Worthington Industries, Inc.	24,000	326,400
		52,144,768
Paper & Forest Products - 1.1%
Bowater, Inc.	33,500	1,498,790
Georgia-Pacific Group	77,000	2,606,450
International Paper Co.	96,300	3,437,910
Mead Corp.	34,600	939,044
Weyerhaeuser Co.	57,000	3,133,290
		11,615,484
TOTAL MATERIALS		104,978,027
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	189,800	5,750,940
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	105,200	$ 1,265,556
SBC Communications, Inc.	42,400	1,698,544
		8,715,040
Wireless Telecommunication Services - 0.2%
Metro One Telecommunications, Inc. (a)	21,600	1,401,408
Western Wireless Corp. Class A (a)	10,000	417,000
		1,818,408
TOTAL TELECOMMUNICATION SERVICES		10,533,448
UTILITIES - 4.4%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	71,400	3,445,050
Alliant Energy Corp.	29,200	851,180
Ameren Corp.	72,100	3,078,670
American Electric Power Co., Inc.	97,000	4,478,490
DPL, Inc.	115,000	3,330,400
Duke Energy Corp.	48,800	1,903,688
Exelon Corp.	45,000	2,885,400
Mirant Corp.	32,590	1,121,096
NSTAR	37,800	1,608,768
Public Service Enterprise Group, Inc.	36,400	1,779,960
Reliant Energy, Inc.	46,000	1,481,660
Southern Co.	171,500	3,987,375
TXU Corp.	43,400	2,091,012
Xcel Energy, Inc.	86,800	2,469,460
		34,512,209
Gas Utilities - 0.6%
Kinder Morgan, Inc.	60,180	3,024,045
NiSource, Inc.	91,370	2,497,142
Sempra Energy	36,000	984,240
Southwestern Energy Co. (a)	500	6,125
		6,511,552
Multi-Utilities - 0.4%
SCANA Corp.	66,000	1,874,400
Utilicorp United, Inc.	81,545	2,491,200
		4,365,600
TOTAL UTILITIES		45,389,361
TOTAL COMMON STOCKS (Cost $765,970,368)		841,924,287
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Mirant Trust I Series A, $3.12 (Cost $130,000)	2,600	187,200
U.S. Treasury Obligations - 3.5%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	$ 5,750,000	$ 5,252,280
5.25% 2/15/29	Aaa	6,900,000	6,309,153
5.5% 8/15/28	Aaa	6,200,000	5,871,586
6.125% 8/15/29	Aaa	5,700,000	5,903,946
6.25% 5/15/30	Aaa	4,800,000	5,084,208
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	1,200,000	1,227,780
6.5% 2/15/10	Aaa	6,100,000	6,551,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,861,650)			36,200,719
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 4,891,624	4,890,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	150,867,003	150,867,003
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	7,428,200	7,428,200
TOTAL CASH EQUIVALENTS (Cost $163,185,203)		163,185,203
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $967,147,221)		1,041,497,409
NET OTHER ASSETS - (0.9)%		(9,118,310)
NET ASSETS - 100%		$ 1,032,379,099
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 735,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $608,775,553 and $505,762,866, respectively, of which long-term U.S. government and government agency obligations aggregated $32,301,170 and $2,435,484, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $14,524 for the period.

The fund invested in securities that are not registered under the Securities
Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $793,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $969,535,528. Net unrealized appreciation aggregated $71,961,881, of which $108,268,937 related to appreciated investment securities and $36,307,056 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $17,195,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $15,428,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,059,629 and repurchase agreements of $4,890,000) (cost $967,147,221) - See accompanying schedule		$ 1,041,497,409
Cash		350
Receivable for fund shares sold		4,314,699
Dividends receivable		631,458
Interest receivable		1,110,787
Other receivables		5,982
Total assets		1,047,560,685
Liabilities
Payable for investments purchased	$ 6,660,497
Payable for fund shares redeemed	547,024
Accrued management fee	487,393
Distribution fees payable	51,388
Other payables and accrued expenses	7,084
Collateral on securities loaned, at value	7,428,200
Total liabilities		15,181,586
Net Assets		$ 1,032,379,099
Net Assets consist of:
Paid in capital		$ 1,024,751,399
Undistributed net investment income		5,669,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,392,337)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,350,215
Net Assets		$ 1,032,379,099
Initial Class: Net Asset Value, offering price and redemption price per share ($584,521,807 ÷ 30,750,378 shares)		$19.01
Service Class: Net Asset Value, offering price and redemption price per share ($320,215,793 ÷ 16,883,022 shares)		$18.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($127,641,499 ÷ 6,741,568 shares)		$18.93

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 4,453,937
Interest		4,427,575
Security lending		41,953
Total income		8,923,465
Expenses
Management fee	$ 2,741,523
Transfer agent fees	314,824
Distribution fees	263,134
Accounting and security lending fees	127,372
Non-interested trustees' compensation	1,607
Custodian fees and expenses	37,201
Audit	11,752
Legal	3,386
Miscellaneous	21,608
Total expenses before reductions	3,522,407
Expense reductions	(278,654)	3,243,753
Net investment income		5,679,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,099,452)
Foreign currency transactions	(60,770)	(33,160,222)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,530,777)
Assets and liabilities in foreign currencies	1,044	(32,529,733)
Net gain (loss)		(65,689,955)
Net increase (decrease) in net assets resulting from operations		$ (60,010,243)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 5,679,712	$ 3,463,098
Net realized gain (loss)	(33,160,222)	(39,095,214)
Change in net unrealized appreciation (depreciation)	(32,529,733)	102,504,149
Net increase (decrease) in net assets resulting from operations	(60,010,243)	66,872,033
Distributions to shareholders From net investment income	-	(3,490,324)
In excess of net realized gain	-	(131,105)
Total distributions	-	(3,621,429)
Share transactions - net increase (decrease)	147,382,869	854,104,079
Total increase (decrease) in net assets	87,372,626	917,354,683
Net Assets
Beginning of period	945,006,473	27,651,790
End of period (including undistributed net investment income of $5,669,822 and $0, respectively)	$ 1,032,379,099	$ 945,006,473
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	7,273,549	$ 137,248,224	30,056,800	$ 574,378,689
Reinvested	-	-	114,222	2,311,193
Redeemed	(5,600,832)	(103,283,322)	(1,207,719)	(23,158,134)
Net increase (decrease)	1,672,717	$ 33,964,902	28,963,303	$ 553,531,748
Service Class Sold	5,627,280	$ 105,820,429	13,897,441	$ 261,436,662
Reinvested	-	-	55,437	1,095,062
Redeemed	(2,734,533)	(50,992,807)	(1,662,521)	(31,588,706)
Net increase (decrease)	2,892,747	$ 54,827,622	12,290,357	$ 230,943,018
Service Class 2 A Sold	3,572,587	$ 66,852,282	3,839,632	$ 73,663,061
Reinvested	-	-	10,659	215,174
Redeemed	(446,356)	(8,261,937)	(234,954)	(4,248,922)
Net increase (decrease)	3,126,231	$ 58,590,345	3,615,337	$ 69,629,313
Distributions
From net investment income Initial Class		$ -		$ 2,302,727
Service Class		-		973,094
Service Class 2 A		-		214,503
Total		$ -		$ 3,490,324
In excess of net realized gain Initial Class		$ -		$ 8,466
Service Class		-		121,968
Service Class 2 A		-		671
Total		$ -		$ 131,105
		$ -		$ 3,621,429

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income D	.12	.19	.00	.00
Net realized and unrealized gain (loss)	(1.37)	4.95	5.05	.31
Total from investment operations	(1.25)	5.14	5.05	.31
Less Distributions
From net investment income	-	(.08)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.01	$ 20.26	$ 15.25	$ 10.31
Total Return B, C	(6.17)%	33.78%	49.04%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 584,522	$ 589,026	$ 1,744	$ 516
Ratio of expenses to average net assets before expense reductions	.69% A	.74%	3.34%	115.88% A, H
Ratio of expenses to average net assets after voluntary waivers	.69% A	.74%	1.00%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.63% A, G	.69% G	.97% G	1.00% A
Ratio of net investment income (loss) to average net assets	1.26% A	1.01%	.01%	(.27)% A
Portfolio turnover rate	124% A	245%	163%	125% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 F
Net asset value, beginning of period	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.17	(.01)	.00
Net realized and unrealized gain (loss)	(1.36)	4.93	5.05	.31
Total from investment operations	(1.25)	5.10	5.04	.31
Less Distributions
From net investment income	-	(.07)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.97	$ 20.22	$ 15.24	$ 10.31
Total Return B, C	(6.18)%	33.54%	48.94%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 320,216	$ 282,941	$ 25,908	$ 516
Ratio of expenses to average net assets before expense reductions	.79% A	.84%	3.41%	115.96% A, H
Ratio of expenses to average net assets after voluntary waivers	.79% A	.84%	1.10%	1.10% A
Ratio of expenses to average net assets after all expense reductions	.73% A, G	.79% G	1.07% G	1.10% A
Ratio of net investment income (loss) to average net assets	1.16% A	.92%	(.09)%	(.35)% A
Portfolio turnover rate	124% A	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of sale of Initial Class shares) to December 31, 1998.

F For the period December 28, 1998 (commencement of sale of Service Class shares) to December 31, 1998.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income D	.09	.14
Net realized and unrealized gain (loss)	(1.36)	5.35
Total from investment operations	(1.27)	5.49
Less Distributions
From net investment income	-	(.06)
In excess of net realized gain	-	(.05)
Total distributions	-	(.11)
Net asset value, end of period	$ 18.93	$ 20.20
Total Return B, C	(6.29)%	37.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 127,641	$ 73,039
Ratio of expenses to average net assets	.95% A	.99% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.94% A, F
Ratio of net investment income to average net assets	1.01% A	.76% A
Portfolio turnover rate	124% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns and yields prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Service Class	5.70%	5.52%	5.03%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Service Class	3.82%	5.08%	6.25%	6.35%	6.41%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Robert Duby,
Portfolio Manager of
Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2001?

A. The Federal Reserve Board moved aggressively to ward off a sharp drop in economic activity. Early in January, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points, a highly unusual move because the cut came well in advance of the Fed's regularly scheduled meeting at the end of January. The Fed's rate cut came on the heels of a National Association of Purchasing Managers report indicating that manufacturing activity was contracting for the fifth consecutive month. The reading sank to a level that in the past had been associated with a contraction of the overall economy. As January progressed, more data became available demonstrating sharp deterioration in consumer and business spending as well as consumer and business expectations about the future. As a result, the Fed implemented another 0.50 percentage point reduction in the fed funds target rate in late January. The Fed continued to lower the target rate by 0.50 percentage points in March, April and May, and added another cut of 0.25 percentage points at the end of June. All in all, the Fed lowered the rate from 6.50% at the beginning of the year to 3.75% at the end of June 2001, which in percentage terms surpassed any similar period in history. The April rate cut was the second intra-meeting move in the first four months of 2001, demonstrating the sense of urgency on the part of the Fed to respond forcefully to slower economic growth and weaker sentiment. The final rate action during the period was significant in that it marked a change in magnitude from the previous five cuts.

Q. How did the economy perform during the period?

A. Gross domestic product (GDP) in the first quarter of 2001 was initially reported at 2.0%, but was subsequently revised down to 1.3%. However, aggressive monetary policy action and signs that the equity markets may be nearing a bottom seemed to stabilize consumer sentiment toward the end of the period. Business investment has slowed as more difficult financial conditions made it harder to attract capital for some companies. Unemployment claims trended higher during the period as woes inflicting the technology and telecommunications sectors sparked massive layoffs.

Q. What was your strategy with the fund?

A. During the period, my investment strategy shifted to capitalize on changing monetary policy while maintaining adequate liquidity. When money market yields plunged at year-end 2000, I allowed the average maturity to shorten gradually as expectations for very aggressive interest-rate cuts began to be priced into the market. The shortened average maturity detracted somewhat from performance because money market yields continued to decline in January. As it became clear that the Fed would continue to respond aggressively to the developing economic slowdown, I gradually increased the fund's average maturity in order to lock in higher rates before they declined. I used more government discount notes to lengthen maturity, because concerns lingered regarding the credit quality of longer-term corporate obligations.

Q. What's your outlook?

A. Economic data suggests that the Fed's aggressive moves may have been enough to avert a recession. The economy remains weak, however, with accelerating unemployment claims and softer consumer and business spending. Market participants continue to anticipate additional monetary easing over the next few months, a view that I share. At the same time, the easing cycle may be nearing an end. Another potential positive influence on future economic growth is the $1.35 trillion federal tax cut recently implemented by Congress, with rebate checks scheduled to go out as early as this summer. The tax cut is expected to put $90 billion in the hands of taxpayers; economists expect approximately half of this amount will be spent by consumers. This fiscal stimulus should bolster the economy at the same time that the full effects of the early 2001 rate cuts begin to work their way through the economy. One wildcard for the recovery scenario remains the energy crisis in California, because economic activity in the state is a significant component of overall growth in U.S. gross domestic product.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, please see page 2

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term investments

Start date: April 1, 1982

Size: as of June 30, 2001, more than $2.5 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 35.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.6%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 5,000,000	$ 5,000,000
Firstar Bank NA
9/6/01	4.00	5,000,000	5,000,000
11/5/01	3.88	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 22.2%
Abbey National Treasury Services PLC
7/18/01	4.70	50,000,000	50,000,000
Bank of Nova Scotia
8/17/01	4.03	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
11/19/01	3.95	20,000,000	19,997,564
Barclays Bank PLC
8/3/01	4.18	30,000,000	30,001,703
8/15/01	3.99	10,000,000	10,000,000
10/24/01	4.25	25,000,000	25,000,000
11/16/01	4.06	15,000,000	15,000,000
BNP Paribas SA
8/20/01	5.21	20,000,000	20,000,000
11/19/01	3.92	50,000,000	50,000,000
Commerzbank AG
9/18/01	3.77	15,000,000	15,000,000
Credit Agricole Indosuez
10/18/01	3.85	32,000,000	32,066,447
Deutsche Bank AG
7/16/01	4.06	10,000,000	10,000,041
7/20/01	4.75	50,000,000	50,000,000
10/22/01	4.65	15,000,000	15,000,000
Dresdner Bank AG
12/10/01	3.83	15,000,000	15,000,000
Halifax PLC
7/5/01	4.76	25,000,000	25,000,000
8/24/01	4.27	25,000,000	25,000,000
9/21/01	3.65	20,000,000	20,000,000
ING Bank NV
7/23/01	4.04	10,000,000	10,000,000
9/4/01	3.90	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg
11/19/01	4.03	25,000,000	25,000,480
Landesbank Hessen-Thuringen
7/25/01	4.25	25,000,000	25,000,651
Lloyds TSB Bank PLC
8/9/01	4.00	5,000,000	5,000,000
Nationwide Building Society
7/23/01	4.31	15,000,000	15,000,045
UBS AG
8/28/01	3.95	5,000,000	5,002,016
			577,068,947

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
BNP Paribas SA
9/12/01	3.81%	$ 30,000,000	$ 30,000,000
Canadian Imperial Bank of Commerce
7/2/01	3.87 (a)	25,000,000	24,999,849
7/9/01	4.08	25,000,000	25,000,000
Commerzbank AG
12/19/01	3.65	5,000,000	5,001,399
Credit Agricole Indosuez
8/1/01	4.00	30,000,000	30,000,000
9/21/01	3.66	5,000,000	5,000,000
Den Danske Corp., Inc.
11/15/01	4.00	25,000,000	25,000,000
Merita Bank PLC
12/4/01	3.88	5,000,000	5,000,000
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	29,000,000	29,013,361
RaboBank Nederland Coop. Central
11/15/01	4.00	25,000,000	25,000,000
Societe Generale
7/16/01	4.04	10,000,000	10,000,021
7/23/01	3.77 (a)	10,000,000	9,998,877
8/15/01	3.99	50,000,000	50,000,000
UBS AG
8/13/01	3.99	30,000,000	30,000,000
			334,010,365
TOTAL CERTIFICATES OF DEPOSIT			926,079,312
Commercial Paper - 45.9%

Alliance & Leicester PLC
8/16/01	4.03	20,000,000	19,898,033
Amsterdam Funding Corp.
8/9/01	4.01	75,000,000	74,677,436
Aspen Funding Corp.
7/17/01	4.04	10,000,000	9,982,178
8/21/01	5.10	5,000,000	4,964,760
Associates First Capital BV
7/9/01	4.00	5,000,000	4,995,567
AT&T Corp.
7/12/01	5.24	10,000,000	9,984,203
7/25/01	4.15	15,065,000	15,023,483
8/16/01	4.38	5,000,000	4,972,336
8/20/01	4.38	5,000,000	4,969,931
CIESCO LP
8/15/01	3.91	9,430,000	9,384,265
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/23/01	3.93	20,000,000	19,952,211
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
8/14/01	3.84%	$ 25,000,000	$ 24,883,278
ConAgra Foods, Inc.
7/20/01	4.25	10,000,000	9,977,728
8/14/01	4.15	5,000,000	4,974,822
Corporate Receivables Corp.
8/22/01	3.85	10,000,000	9,944,822
Delaware Funding Corp.
7/13/01	3.95	50,000,000	49,934,333
7/16/01	3.94	47,751,000	47,672,808
Den Danske Corp., Inc.
8/16/01	5.17	22,000,000	21,858,320
8/16/01	5.20	25,000,000	24,838,042
Deutsche Bank Financial, Inc.
7/17/01	4.02	5,000,000	4,991,127
11/19/01	4.03	50,000,000	49,226,458
Dexia Delaware LLC
9/5/01	3.84	20,000,000	19,860,667
Edison Asset Securitization LLC
8/23/01	3.64	35,000,000	34,813,469
Falcon Asset Securitization Corp.
7/23/01	3.90	41,070,000	40,972,618
7/26/01	3.74	20,000,000	19,948,194
Ford Motor Credit Co.
7/13/01	4.04	50,000,000	49,933,167
7/17/01	4.52	10,000,000	9,980,133
7/19/01	4.45	10,000,000	9,978,000
7/27/01	3.95	10,000,000	9,971,689
8/17/01	3.68	10,000,000	9,952,217
General Electric Capital Corp.
7/2/01	4.12	15,000,000	14,998,296
7/13/01	4.70	25,000,000	24,961,250
9/7/01	3.78	50,000,000	49,645,833
12/14/01	3.95	25,000,000	24,555,028
General Motors Acceptance Corp.
7/5/01	4.12	5,000,000	4,997,728
Goldman Sachs Group, Inc.
10/11/01	3.92	5,000,000	4,945,317
J.P. Morgan Chase & Co.
8/8/01	3.90	15,000,000	14,938,725
Kitty Hawk Funding Corp.
9/4/01	3.87	10,000,000	9,930,847
12/3/01	3.84	10,000,000	9,837,681
Lehman Brothers Holdings, Inc.
8/6/01	5.43	10,000,000	9,947,260
New Center Asset Trust
7/20/01	4.27	25,000,000	24,944,188
Northern Rock PLC
8/8/01	3.97	35,000,000	34,854,808

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Preferred Receivables Funding Corp.
7/20/01	3.81%	$ 25,000,000	$ 24,949,861
8/10/01	4.01	10,105,000	10,060,426
Qwest Capital Funding, Inc.
8/15/01	4.36	5,000,000	4,973,063
8/23/01	4.37	5,000,000	4,968,200
Santander Finance, Inc.
10/18/01	4.24	12,500,000	12,342,934
Sears Roebuck Acceptance Corp.
8/16/01	4.31	5,000,000	4,972,783
Societe Generale NA
7/3/01	4.74	50,000,000	49,987,000
Triple-A One Funding Corp.
7/13/01	4.04	57,787,000	57,709,758
7/24/01	3.73	18,038,000	17,995,130
Tyco International Group SA
7/30/01	4.55	5,000,000	4,981,875
8/14/01	4.29	5,000,000	4,974,089
8/28/01	4.19	15,000,000	14,899,708
UBS Finance, Inc.
7/18/01	4.31	40,000,000	39,919,533
8/20/01	4.65	15,000,000	14,904,583
Variable Funding Capital Corp.
7/6/01	3.99	19,987,000	19,975,952
Westpac Trust Securities Ltd.
10/23/01	3.96	35,000,000	34,568,858
12/4/01	3.90	5,000,000	4,917,233
Windmill Funding Corp.
7/3/01	4.72	5,000,000	4,998,703
TOTAL COMMERCIAL PAPER			1,193,172,945
Federal Agencies - 4.3%

Fannie Mae - 4.3%
Discount Notes - 4.3%
11/1/01	3.92	23,695,000	23,383,312
2/22/02	4.05	25,000,000	24,357,556
4/19/02	3.98	25,000,000	24,223,361
5/3/02	4.03	40,000,000	38,680,800
TOTAL FEDERAL AGENCIES			110,645,029
Bank Notes - 1.9%

Bank of America NA
9/7/01	4.15	20,000,000	20,000,000
9/17/01	4.26	10,000,000	10,000,000
Bank One NA, Chicago
7/2/01	3.88 (a)	20,000,000	19,999,107
TOTAL BANK NOTES			49,999,107
Master Notes - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
8/6/01	4.11% (b)	$ 10,000,000	$ 10,000,000
9/20/01	4.07 (b)	10,000,000	10,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
10/1/01	3.71 (a)	25,000,000	25,000,000
BMW U.S. Capital Corp.
7/23/01	3.81 (a)	5,000,000	5,000,000
6/7/02	4.25	5,000,000	4,997,084
CIESCO LP
7/16/01	3.95 (a)	5,000,000	5,000,000
Citigroup, Inc.
7/12/01	3.96 (a)	5,000,000	5,000,000
GE Life & Annuity Assurance Co.
7/2/01	4.17 (a)(b)	15,000,000	15,000,000
General Motors Acceptance Corp.
7/30/01	3.69 (a)	10,000,000	9,999,533
General Motors Acceptance Corp. Mortgage Credit
7/2/01	4.11 (a)	10,000,000	9,998,862
7/2/01	4.12 (a)	5,000,000	4,999,430
7/2/01	4.13 (a)	10,000,000	9,998,856
Merrill Lynch & Co., Inc.
7/20/01	3.91 (a)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/23/01	3.82 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			104,993,765
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
7/1/01	5.03 (a)(b)	7,000,000	7,000,000
Monumental Life Insurance Co.
7/2/01	4.20 (a)(b)	5,000,000	5,000,000
7/2/01	4.21 (a)(b)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/01	5.00 (a)(b)	15,000,000	15,000,000
8/28/01	4.13 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
9/13/01	3.91 (a)(b)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/01	4.51 (a)(b)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			62,000,000
Repurchase Agreements - 4.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/29/01 due 7/2/01 At 4.12%	$ 678,233	$ 678,000
With:
Credit Suisse First Boston, Inc. At 4.21%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $62,040,000) 0%, 7/9/01 - 3/19/02	60,021,050	60,000,000
Goldman Sachs & Co. At 4.2%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $49,110,000) 0%, 7/11/01 - 7/31/01	48,016,780	48,000,000
TOTAL REPURCHASE AGREEMENTS		108,678,000
TOTAL INVESTMENT PORTFOLIO - 99.2%	2,575,568,158
NET OTHER ASSETS - 0.8%	21,680,368
NET ASSETS - 100%	$ 2,597,248,526
Total Cost for Income Tax Purposes $ 2,575,568,158
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 4.17%, 7/2/01	3/30/01	$ 15,000,000
Goldman Sachs Group, Inc. 4.07%, 9/20/01	5/24/01	$ 10,000,000
4.11%, 8/6/01	5/8/01	$ 10,000,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 7,000,000
Monumental Life Insurance Co. 4.20%, 7/2/01	9/17/98	$ 5,000,000
4.21%, 7/2/01	3/12/99	$ 5,000,000
New York Life Insurance Co. 4.13%, 8/28/01	8/28/00	$ 5,000,000
5.00%, 7/1/01	12/20/00	$ 15,000,000
SMM Trust 2000 M 3.91%, 9/13/01	12/11/00	$ 15,000,000
Transamerica Occidental Life Insurance Co. 4.51%, 8/1/01	4/28/00	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,000,000 or 3.7% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $70,000 all of which will expire on December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $108,678,000) - See accompanying schedule		$ 2,575,568,158
Receivable for investments sold		5,004,468
Receivable for fund shares sold		24,659,375
Interest receivable		6,605,645
Prepaid expenses		37,990
Total assets		2,611,875,636
Liabilities
Payable to custodian bank	$ 32,614
Payable for fund shares redeemed	14,051,188
Accrued management fee	342,747
Distribution fees payable	1,105
Other payables and accrued expenses	199,456
Total liabilities		14,627,110
Net Assets		$ 2,597,248,526
Net Assets consist of:
Paid in capital		$ 2,597,239,165
Accumulated net realized gain (loss) on investments		9,361
Net Assets		$ 2,597,248,526
Initial Class: Net Asset Value, offering price and redemption price per share ($2,591,204,250 ÷ 2,591,179,890 shares)		$1.00
Service Class: Net Asset Value, offering price and redemption price per share ($100,524 ÷ 100,522 shares)		$1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,943,752 ÷ 5,943,697 shares)		$1.00

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 65,449,655
Expenses
Management fee	$ 2,347,792
Transfer agent fees	818,179
Distribution fees	2,496
Accounting fees and expenses	112,619
Non-interested trustees' compensation	4,219
Custodian fees and expenses	32,745
Registration fees	687
Audit	14,828
Legal	4,384
Reports to shareholders	144,958
Miscellaneous	38,042
Total expenses		3,520,949
Net investment income		61,928,706
Net Realized Gain (Loss) on Investments		79,664
Net increase in net assets resulting from operations		$ 62,008,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001	Year ended December 31, 2000
Operations Net investment income	$ 61,928,706	$ 129,065,682
Net realized gain (loss)	79,664	31,844
Net increase (decrease) in net assets resulting from operations	62,008,370	129,097,526
Distributions to shareholders from net investment income	(61,928,706)	(129,065,682)
Share transactions - net increase (decrease)	363,616,074	294,030,275
Total increase (decrease) in net assets	363,695,738	294,062,119
Net Assets
Beginning of period	2,233,552,788	1,939,490,669
End of period	$ 2,597,248,526	$ 2,233,552,788
Other Information:
	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Share transactions at net asset value of $1.00 per share Initial Class Proceeds from sales of shares	$ 3,482,474,885	$ 5,928,688,982
Reinvestment of distributions from net investment income	61,879,770	128,280,587
Cost of shares redeemed	(3,186,571,846)	(5,763,150,248)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 357,782,809	$ 293,819,321
Service Class A Proceeds from sales of shares	$ -	$ 100,000
Reinvestment of distributions from net investment income	2,561	3,061
Cost of shares redeemed	(5,100)	-
Net increase (decrease) in net assets and shares resulting from share transactions	$ (2,539)	$ 103,061
Service Class 2 B Proceeds from sales of shares	$ 15,838,291	$ 102,001
Reinvestment of distributions from net investment income	42,040	5,900
Cost of shares redeemed	(10,044,527)	(8)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 5,835,804	$ 107,893
Distributions From net investment income Initial Class	$ 61,879,770	$ 129,056,642
Service Class A	2,561	3,095
Service Class 2 B	46,375	5,945
Total	$ 61,928,706	$ 129,065,682

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.025)	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	2.59%	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,591,204	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.29% A	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	5.04% A	6.18%	5.06%	5.33%	5.32%	5.28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.031
Less Distributions
From net investment income	(.025)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.54%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 103
Ratio of expenses to average net assets before expense reductions	.38% A	.47% A
Ratio of expenses to average net assets after voluntary waivers	.38% A	.45% A
Ratio of net investment income to average net assets	4.99% A	6.28% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.024	.058
Less Distributions
From net investment income	(.024)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.48%	5.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,944	$ 108
Ratio of expenses to average net assets before expense reductions	.57% A	.96% A
Ratio of expenses to average net assets after voluntary waivers	.57% A	.60% A
Ratio of net investment income to average net assets	4.60% A	5.94% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Overseas - Service Class	-24.60%	6.18%	8.13%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,847 - a 118.47% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period that ended June 30, 2001, the fund outperformed the -14.45% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE ®) Index. The fund's return also outperformed the Lipper Inc. variable annuity international funds average, which fell 14.34%. For the 12-month period that ended June 30, 2001, the fund lagged the MSCI EAFE index and the Lipper peer group, which declined 23.40% and 24.01%, respectively.

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's performance on an absolute basis, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Japan's Nomura Securities and Nikko Securities did relatively well compared to other financials. These brokerage firms were major beneficiaries of proposed tax cuts on investment income derived from appreciated securities and dividends, a move aimed at attracting more retail investors to the nation's faltering stock market.

Q. What other strategies did you pursue during the six-month period?

A. Given the poor market environment, it was difficult to find good investment ideas. However, I did a number of things. I continued to consolidate the portfolio, reducing the number of names in the fund to focus on my favorite securities. This consolidation freed up a lot of cash in the fund, which I used to purchase futures contracts as a way of keeping the fund fully invested and diversified. Additionally, in another strategy that worked out well, I overweighted Japan relative to the MSCI EAFE index for most of the period, compared to an underweighting six months ago. As I have said in the past, this country positioning versus the index is a function of our bottom-up security selection process, and not a bet on an individual country. Elsewhere, I sold off our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands, and U.S.-based Overseas Shipholding - because I felt the supply and demand fundamentals of oil grew less favorable, and I believed these stocks had reached their upside potential.

Q. What happened in the Japanese markets to cause you to look for more compelling opportunities in that country?

A. Basically, many Japanese stocks hit historically low valuations and I decided to buy them. Our team of international analysts has been doing a lot of historical valuation work, looking at past market corrections and economic slowdowns to determine a number of patterns, such as where stocks typically trough - or reach a bottom in their valuation. For example, energy stocks historically trough somewhere below the marginal cost of production. Our overweighting in Japan for much of the period was a direct result of this valuation work. We believed that a lot of stocks hit their valuation "buy" prices. The overweighting also was a result of my intention to make the fund more concentrated, and many of the best investment opportunities I found were in Japan.

Q. What were some of the fund's top-performing stocks? Which disappointed?

A. Top-contributor Samsung Electronics benefited from its cheap valuation and the market's cyclical perception that its share price had bottomed. The issuance of strong sales and earnings forecasts in the pharmaceuticals industry boosted shares of France-based drug company Sanofi-Synthelabo. The fund's biggest detractors were Finland's Nokia, the U.K.'s Vodafone and Sweden's Ericsson. These three telecom companies generally suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front. The future performance of overseas stocks should be closely tied to the health of corporate earnings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2001, more than
$2.1 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1)
Australia - 2.7%
BHP Ltd.	954,093	$ 5,059,113
BHP Ltd. (a)	1,016,203	5,523,294
BRL Hardy Ltd.	598,360	3,191,148
Cable & Wireless Optus Ltd. (a)	4,076,100	7,717,682
News Corp. Ltd.	796,575	7,398,192
News Corp. Ltd. sponsored ADR	649,800	21,053,520
WMC Ltd.	1,670,100	8,165,374
TOTAL AUSTRALIA		58,108,323
Canada - 1.8%
Canadian Natural Resources Ltd.	274,100	8,119,805
Nortel Networks Corp.	971,652	8,832,317
Rio Alto Exploration Ltd. (a)	571,300	9,905,301
Talisman Energy, Inc.	312,500	11,919,997
TOTAL CANADA		38,777,420
Finland - 1.6%
Nokia AB	1,402,000	30,984,199
Sampo Oyj (A Shares)	327,500	2,796,352
TOTAL FINLAND		33,780,551
France - 10.9%
Alcatel SA (RFD)	87,300	1,810,602
Aventis SA	72,060	5,751,829
AXA SA de CV	740,104	21,158,863
BNP Paribas SA	274,240	23,951,814
Castorama Dubois Investissements SA	67,650	14,593,014
Nexans SA	76,900	1,862,026
Sanofi-Synthelabo SA	575,700	37,906,391
Suez SA	246,500	7,958,203
Television Francaise 1 SA	113,340	3,318,280
TotalFinaElf SA Series B	626,944	87,809,781
Vivendi Environnement	248,000	10,473,937
Vivendi Universal SA	331,300	19,379,380
TOTAL FRANCE		235,974,120
Germany - 4.8%
Allianz AG (Reg. D)	86,700	25,394,395
BASF AG	266,500	10,551,097
Deutsche Boerse AG	126,710	4,489,122
Deutsche Lufthansa AG (Reg.)	383,700	6,066,702
Deutsche Telekom AG (Reg.)	544,760	12,366,054
Infineon Technologies AG	72,700	1,710,916
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,000	10,068,780
SAP AG	119,300	16,613,472
Schering AG (a)	167,200	8,807,293
Siemens AG (Reg. D)	141,900	8,740,472
TOTAL GERMANY		104,808,303
Hong Kong - 2.7%
China Mobile (Hong Kong) Ltd. (a)	4,883,500	26,165,790

	Shares	Value (Note 1)
China Unicom Ltd. sponsored ADR	461,600	$ 8,170,320
CNOOC Ltd.	3,628,000	3,441,993
Hutchison Whampoa Ltd.	1,552,600	15,675,489
Johnson Electric Holdings Ltd.	3,368,000	4,620,264
TOTAL HONG KONG		58,073,856
Ireland - 1.3%
Bank of Ireland, Inc.	1,360,338	13,522,195
Elan Corp. PLC sponsored ADR (a)	230,700	14,072,700
TOTAL IRELAND		27,594,895
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	176,450	8,940,722
Italy - 1.5%
Olivetti Spa	1,883,500	3,357,265
San Paolo IMI Spa	241,600	3,136,424
Telecom Italia Spa	2,058,124	18,111,499
Unicredito Italiano Spa	2,037,700	8,813,692
TOTAL ITALY		33,418,880
Japan - 21.3%
Advantest Corp.	30,400	2,605,645
Anritsu Corp.	473,000	7,148,853
Asahi Breweries Ltd.	602,000	6,752,710
Asahi Chemical Industry Co. Ltd.	527,000	2,214,144
Canon, Inc.	610,000	25,009,999
Credit Saison Co. Ltd.	463,300	11,255,604
Daiwa Securities Group, Inc.	1,821,000	19,053,920
Fujitsu Ltd.	790,000	8,297,787
Furukawa Electric Co. Ltd.	896,000	7,148,172
Hitachi Ltd.	663,000	6,546,462
Ito-Yokado Co. Ltd.	499,000	23,005,532
JAFCO Co. Ltd.	126,900	12,118,176
Japan Telecom Co. Ltd.	227	4,713,999
KDDI Corp.	1,067	4,979,105
Konami Corp.	113,300	5,168,994
Kyocera Corp.	173,500	15,450,175
Matsushita Electric Industrial Co. Ltd.	504,000	7,963,200
Mitsubishi Electric Corp.	2,546,000	12,615,683
Mitsubishi Estate Co. Ltd. (a)	646,000	5,941,004
Mitsui Fudosan Co. Ltd.	288,000	3,103,528
NEC Corp.	790,000	10,673,107
Nikko Securities Co. Ltd.	4,510,000	36,124,839
Nikon Corp.	232,000	2,202,437
Nippon Telegraph & Telephone Corp.	4,130	21,971,599
Nomura Securities Co. Ltd.	1,846,000	35,374,758
NTT DoCoMo, Inc.	635	11,048,348
ORIX Corp.	208,500	20,278,263
Rohm Co. Ltd.	57,700	8,965,891
Sony Corp.	668,200	43,967,559
Sumitomo Electric Industries Ltd.	328,000	3,718,666
Takeda Chemical Industries Ltd. (a)	540,000	25,112,251
Terumo Corp.	47,300	868,481
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	42,500	$ 2,572,763
Toshiba Corp.	2,990,000	15,798,669
Toyota Motor Corp.	779,400	27,454,364
Yamanouchi Pharmaceutical Co. Ltd.	117,000	3,283,355
TOTAL JAPAN		460,508,042
Korea (South) - 1.8%
Hynix Semiconductor, Inc. (a)	2,266,580	4,871,273
Hynix Semiconductor, Inc. unit (a)(c)	467,800	5,028,850
Samsung Electronics Co. Ltd.	165,600	24,448,442
SK Telecom Co. Ltd. sponsored ADR	253,200	4,279,080
TOTAL KOREA (SOUTH)		38,627,645
Netherlands - 7.5%
Akzo Nobel NV	169,500	7,200,360
ASML Holding NV (a)	301,900	6,794,532
Heineken NV	149,250	6,039,617
ING Groep NV (Certificaten Van Aandelen)	432,462	28,364,802
Koninklijke Ahold NV	993,687	31,236,750
Koninklijke Philips Electronics NV	696,924	18,538,859
Royal Dutch Petroleum Co. (Hague Registry)	654,400	38,138,434
STMicroelectronics NV (NY Shares)	102,400	3,481,600
Unilever NV (Certificaten Van Aandelen) (a)	105,700	6,358,033
Vendex KBB NV	699,457	8,913,880
VNU NV	106,700	3,626,093
Wolters Kluwer NV (Certificaten Van Aandelen)	119,800	3,231,581
TOTAL NETHERLANDS		161,924,541
Norway - 0.2%
Norsk Hydro AS	125,300	5,316,214
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	368,100	9,309,249
Overseas Union Bank Ltd.	862,296	4,468,712
United Overseas Bank Ltd.	539,472	3,402,209
TOTAL SINGAPORE		17,180,170
Spain - 2.3%
Banco Popular Espanol SA (Reg.)	187,600	6,581,005
Banco Santander Central Hispano SA	1,723,968	15,672,110
Telefonica SA	2,166,800	26,803,697
TOTAL SPAIN		49,056,812
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	2,872,600	15,483,314
Switzerland - 6.5%
Credit Suisse Group (Reg.)	146,734	24,176,134

	Shares	Value (Note 1)
Julius Baer Holding AG (Bearer)	982	$ 3,786,189
Nestle SA (Reg.)	240,520	51,228,681
Novartis AG (Reg.)	434,970	15,776,302
Swiss Reinsurance Co. (Reg.)	3,270	6,549,116
Swisscom AG	20,580	4,911,202
UBS AG (Reg. D)	122,658	17,610,502
Zurich Financial Services AG	48,440	16,556,298
TOTAL SWITZERLAND		140,594,424
Taiwan - 2.8%
Siliconware Precision Industries Co. Ltd.	8,255,000	4,675,356
Taiwan Semiconductor Manufacturing Co. Ltd.	14,837,166	27,579,977
United Microelectronics Corp.	19,136,400	25,400,333
Winbond Electronics Corp.	3,111,000	2,611,324
TOTAL TAIWAN		60,266,990
United Kingdom - 11.9%
Amvescap PLC	280,900	4,910,012
AstraZeneca PLC	260,200	12,164,350
BHP Billiton PLC	3,156,500	15,826,304
British Telecommunications PLC	1,344,900	8,694,769
Carlton Communications PLC	1,076,700	5,120,329
Diageo PLC	760,700	8,397,923
GlaxoSmithKline PLC	1,872,894	52,628,331
HSBC Holdings PLC (United Kingdom) (Reg.)	1,214,200	14,546,120
Lloyds TSB Group PLC	4,214,300	42,438,908
Reed International PLC	537,300	4,790,946
Rio Tinto PLC (Reg. D)	594,700	10,622,363
Shell Transport & Trading Co. PLC (Reg. D)	871,900	7,265,839
Spirent PLC	1,081,100	3,381,598
Vodafone Group PLC	27,979,103	62,533,109
WPP Group PLC	465,700	4,613,899
TOTAL UNITED KINGDOM		257,934,800
United States of America - 3.0%
Bristol-Myers Squibb Co.	430,600	22,520,380
Micron Technology, Inc. (a)	567,100	23,307,810
Pfizer, Inc.	374,600	15,002,730
Phelps Dodge Corp.	81,200	3,369,800
TOTAL UNITED STATES OF AMERICA		64,200,720
TOTAL COMMON STOCKS (Cost $1,866,412,662)		1,870,570,742
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $5,021,599)	306,000	1,897,200
Government Obligations - 1.5%
Moody's Ratings (unaudited)			Principal Amount (e)	Value (Note 1)
Germany - 1.0%
Germany Federal Republic 4.45% 7/13/01	-	EUR	24,000,000	$ 20,357,775
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.68% 7/12/01 to 8/16/01 (d)	-		11,500,000	11,453,633
TOTAL GOVERNMENT OBLIGATIONS (Cost $32,716,175)				31,811,408
Cash Equivalents - 20.0%
	Shares
Fidelity Cash Central Fund, 4.09% (b)	252,041,856	252,041,856
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	180,436,325	180,436,325
TOTAL CASH EQUIVALENTS (Cost $432,478,181)		432,478,181
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $2,336,628,617)		2,336,757,531
NET OTHER ASSETS - (8.1)%		(174,343,346)
NET ASSETS - 100%		$ 2,162,414,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
741 CAC 40 Index Contracts (France)	Sept. 2001	$ 33,048,416	$ 112,285
248 DAX 30 Index Contracts (Germany)	Sept. 2001	32,210,885	(893,741)
867 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2001	31,600,277	(1,533,476)
409 FTSE 100 Index Contracts (United Kingdom)	Sept. 2001	32,712,404	(1,810,443)
138 Nikkei 225 Index Contracts (Japan)	Sept. 2001	8,914,800	69,277
334 Topix Index Contracts (Japan)	Sept. 2001	34,706,862	(339,063)
		$ 173,193,644	$ (4,395,161)
The face value of futures purchased as a percentage of net assets - 8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,028,850 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,228,838.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $989,597,072 and $1,118,033,215, respectively.
The market value of futures contracts opened and closed during the period amounted to $572,681,490 and $420,666,736, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,925 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $12,966,274.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,363,260,925. Net unrealized depreciation aggregated $26,503,394, of which $270,270,441 related to appreciated investment securities and $296,773,835 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,695,932) (cost $2,336,628,617) - See accompanying schedule		$ 2,336,757,531
Cash		13,301
Foreign currency held at value (cost $31,931,785)		31,015,361
Receivable for investments sold		6,433,255
Receivable for fund shares sold		1,934,134
Dividends receivable		3,702,422
Interest receivable		897,847
Receivable for daily variation on futures contracts		1,894,505
Other receivables		192,113
Total assets		2,382,840,469
Liabilities
Payable for investments purchased	$ 24,530,070
Payable for fund shares redeemed	13,747,413
Accrued management fee	1,318,457
Distribution fees payable	27,022
Other payables and accrued expenses	366,997
Collateral on securities loaned, at value	180,436,325
Total liabilities		220,426,284
Net Assets		$ 2,162,414,185
Net Assets consist of:
Paid in capital		$ 2,328,658,059
Distributions in excess of net investment income		(88,471,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,401,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,370,520)
Net Assets		$ 2,162,414,185
Initial Class: Net Asset Value, offering price and redemption price per share ($1,850,314,154 ÷ 118,645,989 shares)		$15.60
Service Class: Net Asset Value, offering price and redemption price per share ($293,365,903 ÷ 18,864,733 shares)		$15.55
Service Class 2: Net Asset Value, offering price and redemption price per share ($18,734,128 ÷ 1,209,369 shares)		$15.49

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 20,601,997
Interest		9,082,136
Security lending		727,320
		30,411,453
Less foreign taxes withheld		(3,064,834)
Total income		27,346,619
Expenses
Management fee	$ 8,627,540
Transfer agent fees	775,122
Distribution fees	158,755
Accounting and security lending fees	576,107
Custodian fees and expenses	523,125
Registration fees	1,728
Audit	48,197
Legal	5,593
Reports to shareholders	232,881
Miscellaneous	701
Total expenses before reductions	10,949,749
Expense reductions	(661,887)	10,287,862
Net investment income		17,058,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(130,955,286)
Foreign currency transactions	(741,626)
Futures contracts	(1,775,736)	(133,472,648)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(158,480,845)
Assets and liabilities in foreign currencies	(1,049,619)
Futures contracts	(2,493,578)	(162,024,042)
Net gain (loss)		(295,496,690)
Net increase (decrease) in net assets resulting from operations		$ (278,437,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,058,757	$ 24,067,131
Net realized gain (loss)	(133,472,648)	265,613,586
Change in net unrealized appreciation (depreciation)	(162,024,042)	(848,849,479)
Net increase (decrease) in net assets resulting from operations	(278,437,933)	(559,168,762)
Distributions to shareholders From net investment income	(28,968,027)	(34,503,154)
In excess of net investment income	(91,583,892)	(6,990,235)
From net realized gain	(190,776,039)	(261,723,629)
Total distributions	(311,327,958)	(303,217,018)
Share transactions - net increase (decrease)	215,064,932	518,278,056
Total increase (decrease) in net assets	(374,700,959)	(344,107,724)
Net Assets
Beginning of period	2,537,115,144	2,881,222,868
End of period (including under (over) distribution of net investment income of $(88,471,969) and $11,909,270, respectively)	$ 2,162,414,185	$ 2,537,115,144
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	109,651,878	$ 1,903,147,125	180,026,822	$ 4,102,377,245
Reinvested	15,519,663	275,163,625	11,650,005	284,959,118
Redeemed	(119,910,078)	(2,073,704,388)	(178,033,342)	(4,052,515,974)
Net increase (decrease)	5,261,463	$ 104,606,362	13,643,485	$ 334,820,389
Service Class Sold	57,275,196	$ 966,249,746	68,519,615	$ 1,560,576,350
Reinvested	1,933,710	34,207,331	747,241	18,247,616
Redeemed	(53,243,095)	(900,457,119)	(61,639,680)	(1,408,864,371)
Net increase (decrease)	5,965,811	$ 99,999,958	7,627,176	$ 169,959,595
Service Class 2 A Sold	1,783,928	$ 30,258,744	734,419	$ 15,878,729
Reinvested	110,941	1,957,001	421	10,284
Redeemed	(1,305,951)	(21,757,133)	(114,389)	(2,390,941)
Net increase (decrease)	588,918	$ 10,458,612	620,451	$ 13,498,072
Distributions From net investment income Initial Class		$ 25,621,675		$ 32,471,354
Service Class		3,164,127		2,030,655
Service Class 2 A		182,225		1,145
Total		$ 28,968,027		$ 34,503,154
In excess of net investment income Initial Class		$ 81,004,230		$ 6,578,599
Service Class		10,003,549		411,405
Service Class 2 A		576,113		231
Total		$ 91,583,892		$ 6,990,235
From net realized gain Initial Class		$ 168,537,721		$ 245,909,165
Service Class		21,039,655		15,805,556
Service Class 2 A		1,198,663		8,908
Total		$ 190,776,039		$ 261,723,629
		$ 311,327,958		$ 303,217,018

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment income D	.12	.19 F	.24	.23	.30	.32 G
Net realized and unrealized gain (loss)	(2.12)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(2.00)	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.22)	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.71)	(.06)	-	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	(1.31)	(.22)
Total distributions	(2.40)	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 15.60	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total Return B, C	(11.44)%	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,850,314	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.92% A	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after all expense reductions	.86% A, H	.87% H	.87% H	.89% H	.90% H	.92% H
Ratio of net investment income to average net assets	1.47% A	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	100% A	136%	78%	84%	67%	92%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income D	.11	.17 F	.22	.15	.01
Net realized and unrealized gain (loss)	(2.11)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(2.00)	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.22)	(.30)	(.31)	(.38)	-
In excess of net investment income	(.70)	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(2.39)	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 15.55	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C	(11.48)%	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 293,366	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	1.02% A	.99%	1.01%	1.01%	1.02% A
Ratio of expenses to average net assets after all expense reductions	.96% A, H	.97% H	.98% H	.97% H	1.01% A, H
Ratio of net investment income to average net assets	1.36% A	.74%	1.00%	.80%	.31% A
Portfolio turnover rate	100% A	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income D	.10	.12 F
Net realized and unrealized gain (loss)	(2.12)	(3.68)
Total from investment operations	(2.02)	(3.56)
Less Distributions
From net investment income	(.22)	(.30)
In excess of net investment income	(.71)	(.06)
From net realized gain	(1.47)	(2.33)
Total distributions	(2.40)	(2.69)
Net asset value, end of period	$ 15.49	$ 19.91
Total Return B, C	(11.61)%	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,734	$ 12,351
Ratio of expenses to average net assets	1.18% A	1.15% A
Ratio of expenses to average net assets after all expense reductions	1.12% A, G	1.13% A, G
Ratio of net investment income to average net assets	1.21% A	.58% A
Portfolio turnover rate	100% A	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Value Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve DuFour, Portfolio Manager of Value Portfolio

Q. How did the fund perform, Steve?

A. From its inception on May 9, 2001, through June 30, 2001, the fund underperformed its benchmark, the Russell 3000® Value Index, which was flat during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery. Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, I had the latitude to own a significant percentage of mid- and small-cap stocks, which I believed would enhance the fund's performance in the months ahead. In general, these stocks outperformed large-cap stocks during the past six months.

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are selling at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Q. Will the fund be fairly concentrated or diversified?

A. The fund will be diversified, but the degree of concentration among my top-10 ideas will vary. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. However, if I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me what appears to be a clear-cut winner - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and that, when it stabilizes, the fund should benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income-tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of June 30, 2001, more than $1 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.5%
Dana Corp.	250	$ 5,835
Delphi Automotive Systems Corp.	760	12,107
Snap-On, Inc.	50	1,208
		19,150
Automobiles - 0.2%
Winnebago Industries, Inc.	100	3,075
Hotels Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	100	2,585
Hilton Hotels Corp.	200	2,320
Marriott International, Inc. Class A	110	5,207
McDonald's Corp.	450	12,177
MGM Mirage, Inc. (a)	170	5,093
		27,382
Household Durables - 2.7%
Black & Decker Corp.	130	5,130
Clayton Homes, Inc.	350	5,502
D.R. Horton, Inc.	100	2,270
Fortune Brands, Inc.	160	6,138
Leggett & Platt, Inc.	100	2,203
The Stanley Works	70	2,932
Whirlpool Corp.	140	8,750
		32,925
Leisure Equipment & Products - 0.5%
Mattel, Inc.	300	5,676
Media - 5.8%
AT&T Corp. - Liberty Media Group Class A (a)	1,070	18,714
Dow Jones & Co., Inc.	70	4,180
E.W. Scripps Co. Class A	240	16,560
Gannett Co., Inc.	60	3,954
Interpublic Group of Companies, Inc.	140	4,109
McGraw-Hill Companies, Inc.	40	2,646
News Corp. Ltd. sponsored ADR	310	11,517
NTL, Inc. (a)	380	4,579
The New York Times Co. Class A	120	5,040
		71,299
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	839
The May Department Stores Co.	140	4,796
		5,635
Specialty Retail - 1.2%
Gap, Inc.	420	12,180
Pier 1 Imports, Inc.	250	2,875
		15,055

	Shares	Value (Note 1)
Textiles & Apparel - 0.4%
Jones Apparel Group, Inc. (a)	120	$ 5,184
TOTAL CONSUMER DISCRETIONARY		185,381
CONSUMER STAPLES - 7.1%
Beverages - 2.0%
The Coca-Cola Co.	550	24,750
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	110	4,622
Wm. Wrigley Jr. Co.	100	4,685
		9,307
Household Products - 2.3%
Kimberly-Clark Corp.	510	28,509
Personal Products - 2.1%
Avon Products, Inc.	250	11,570
Gillette Co.	480	13,915
		25,485
TOTAL CONSUMER STAPLES		88,051
ENERGY - 7.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	80	4,212
Oil & Gas - 7.2%
Chevron Corp.	190	17,195
Conoco, Inc. Class B	360	10,404
Exxon Mobil Corp.	570	49,790
Occidental Petroleum Corp.	310	8,243
Phillips Petroleum Co.	50	2,850
		88,482
TOTAL ENERGY		92,694
FINANCIALS - 21.0%
Banks - 15.5%
Banknorth Group, Inc.	120	2,701
Charter One Financial, Inc.	150	4,785
City National Corp.	100	4,429
Fifth Third Bancorp	100	6,035
First Tennessee National Corp.	150	5,207
First Union Corp.	200	6,988
FleetBoston Financial Corp.	410	16,175
Hibernia Corp. Class A	150	2,670
Mellon Financial Corp.	1,260	57,947
Pacific Century Financial Corp.	210	5,416
PNC Financial Services Group, Inc.	840	55,264
Popular, Inc.	160	5,192
SouthTrust Corp.	220	5,720
Synovus Financial Corp.	170	5,335
Trustmark Corp.	180	3,870
U.S. Bancorp	200	4,558
		192,292
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 3.9%
Charles Schwab Corp.	1,740	$ 26,622
Citigroup, Inc.	100	5,284
Morgan Stanley Dean Witter & Co.	250	16,058
		47,964
Insurance - 0.9%
Allstate Corp.	100	4,399
Conseco, Inc.	480	6,552
		10,951
Real Estate - 0.7%
Equity Office Properties Trust	280	8,856
TOTAL FINANCIALS		260,063
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Serologicals Corp. (a)	120	2,550
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	160	5,726
Guidant Corp. (a)	220	7,920
		13,646
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	50	950
Pharmaceuticals - 1.8%
American Home Products Corp.	150	8,766
Merck & Co., Inc.	100	6,391
Pharmacia Corp.	150	6,893
		22,050
TOTAL HEALTH CARE		39,196
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	430	15,932
Raytheon Co.	50	1,328
		17,260
Air Freight & Couriers - 0.5%
United Parcel Service, Inc. Class B	100	5,780
Airlines - 1.5%
Delta Air Lines, Inc.	310	13,665
Northwest Airlines Corp. (a)	200	4,730
		18,395
Building Products - 1.5%
Masco Corp.	620	15,475
York International Corp.	80	2,802
		18,277
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	210	10,721
Cendant Corp. (a)	380	7,410

	Shares	Value (Note 1)
Ecolab, Inc.	130	$ 5,326
Pitney Bowes, Inc.	230	9,688
		33,145
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	190	5,510
Molex, Inc. Class A (non-vtg.)	50	1,473
		6,983
Industrial Conglomerates - 0.9%
Textron, Inc.	210	11,558
Machinery - 7.2%
Circor International, Inc.	50	903
Deere & Co.	120	4,542
Dover Corp.	130	4,895
Eaton Corp.	120	8,412
Flowserve Corp. (a)	250	7,688
Illinois Tool Works, Inc.	190	12,027
Ingersoll-Rand Co.	110	4,532
Navistar International Corp. (a)	890	25,036
PACCAR, Inc.	150	7,671
Pall Corp.	220	5,177
Parker-Hannifin Corp.	50	2,122
Pentair, Inc.	100	3,380
SPX Corp. (a)	20	2,504
		88,889
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	210	6,336
Norfolk Southern Corp.	320	6,624
Swift Transportation Co., Inc. (a)	200	3,826
Werner Enterprises, Inc.	210	4,612
		21,398
TOTAL INDUSTRIALS		221,685
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	150	2,906
Corning, Inc.	350	5,849
JDS Uniphase Corp. (a)	150	1,977
Motorola, Inc.	310	5,134
Tellabs, Inc. (a)	50	933
		16,799
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	60	2,403
SCI Systems, Inc. (a)	745	18,998
Solectron Corp. (a)	330	6,039
Thermo Electron Corp. (a)	190	4,184
		31,624
Semiconductor Equipment & Products - 3.2%
Altera Corp. (a)	100	2,966
Analog Devices, Inc. (a)	100	4,325
Atmel Corp. (a)	150	1,943
Cypress Semiconductor Corp. (a)	340	8,109
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	125	$ 2,125
National Semiconductor Corp. (a)	375	10,920
Texas Instruments, Inc.	160	5,040
Xilinx, Inc. (a)	100	4,205
		39,633
TOTAL INFORMATION TECHNOLOGY		88,056
MATERIALS - 6.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	120	5,490
Dow Chemical Co.	320	10,640
E.I. du Pont de Nemours and Co.	390	18,814
Praxair, Inc.	130	6,110
Valspar Corp.	50	1,775
		42,829
Construction Materials - 0.4%
Vulcan Materials Co.	100	5,375
Containers & Packaging - 0.2%
Packaging Corp. of America (a)	150	2,330
Metals & Mining - 1.6%
Newmont Mining Corp.	320	5,955
Nucor Corp.	70	3,422
Phelps Dodge Corp.	110	4,565
Quanex Corp.	230	5,957
		19,899
Paper & Forest Products - 1.0%
Boise Cascade Corp.	100	3,517
Wausau-Mosinee Paper Corp.	520	6,703
Westvaco Corp.	100	2,429
		12,649
TOTAL MATERIALS		83,082
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
ALLTEL Corp.	50	3,063
BellSouth Corp.	570	22,954
		26,017
UTILITIES - 4.0%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	13,851
Northeast Utilities	100	2,075
Southern Co.	490	11,393
Wisconsin Energy Corp.	200	4,754
		32,073

	Shares	Value (Note 1)
Gas Utilities - 0.9%
KeySpan Corp.	130	$ 4,742
Sempra Energy	220	6,015
		10,757
Multi-Utilities - 0.2%
Utilicorp United, Inc.	100	3,055
Water Utilities - 0.3%
American Water Works, Inc.	130	4,286
TOTAL UTILITIES		50,171
TOTAL COMMON STOCKS (Cost $1,142,096)		1,134,396
Convertible Preferred Stocks - 0.7%

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Raytheon Co. $4.12 (Cost $8,952)	170	8,266
Cash Equivalents - 10.3%

Fidelity Cash Central Fund, 4.09% (b) (Cost $128,066)	128,066	128,066
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,279,114)		1,270,728
NET OTHER ASSETS - (2.6)%		(32,529)
NET ASSETS - 100%		$ 1,238,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,178,870 and $25,745, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,279,114. Net unrealized depreciation aggregated $8,386, of which $33,380 related to appreciated investment securities and $41,766 related to depreciated investment securities.

Value Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,279,114) - See accompanying schedule		$ 1,270,728
Receivable for fund shares sold		36,135
Dividends receivable		1,096
Interest receivable		90
Receivable from investment adviser for expense reductions		20,374
Total assets		1,328,423
Liabilities
Payable to custodian bank	$ 10,782
Payable for investments purchased	61,552
Distribution fees payable	116
Other payables and accrued expenses	17,774
Total liabilities		90,224
Net Assets		$ 1,238,199
Net Assets consist of:
Paid in capital		$ 1,248,008
Undistributed net investment income		653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,076)
Net unrealized appreciation (depreciation) on investments		(8,386)
Net Assets		$ 1,238,199
Initial Class: Net Asset Value, offering price and redemption price per share ($297,145 ÷ 30,001 shares)		$9.90
Service Class: Net Asset Value, offering price and redemption price per share ($373,630 ÷ 37,729 shares)		$9.90
Service Class 2: Net Asset Value, offering price and redemption price per share ($567,424 ÷ 57,310 shares)		$9.90

Statement of Operations

	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,209
Interest		842
Total income		3,051
Expenses
Management fee	$ 839
Transfer agent fees	111
Distribution fees	191
Accounting fees and expenses	8,409
Custodian fees and expenses	2,884
Audit	10,861
Total expenses before reductions	23,295
Expense reductions	(20,897)	2,398
Net investment income		653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,076)
Change in net unrealized appreciation (depreciation) on investment securities		(8,386)
Net gain (loss)		(10,462)
Net increase (decrease) in net assets resulting from operations		$ (9,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Operations Net investment income	$ 653
Net realized gain (loss)	(2,076)
Change in net unrealized appreciation (depreciation)	(8,386)
Net increase (decrease) in net assets resulting from operations	(9,809)
Share transactions - net increase (decrease)	1,248,008
Total increase (decrease) in net assets	1,238,199
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $653)	$ 1,238,199

Other Information:	Six months ended June 30, 2001 (Unaudited) A
	Shares	Dollars
Share transactions Initial Class Sold	30,001	$ 300,008
Reinvested	-	-
Redeemed	-	-
Net increase (decrease)	30,001	$ 300,008
Service Class Sold	37,731	$ 376,442
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	37,729	$ 376,422
Service Class 2 Sold	57,312	$ 571,598
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	57,310	$ 571,578

A Share transactions are for the period May 9, 2001 (commencement of operations) to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Ratio of expenses to average net assets before expense reductions	15.58% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.48% A, F
Ratio of net investment income to average net assets	.57% A
Portfolio turnover rate	17% A

Financial Highlights - Service Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Ratio of expenses to average net assets before expense reductions	15.68% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.59% A, F
Ratio of net investment income to average net assets	.47% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to June 30, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2001 D
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income G	.00
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Ratio of expenses to average net assets before expense reductions	15.83% A, F
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.74% A, E
Ratio of net investment income to average net assets	.32% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period May 9, 2001 (commencement of operations) to June 30, 2001.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

G Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Each class of the funds calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Money Market Portfolio. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Grade Bond Portfolio. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Balanced and High Income Portfolios. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios - continued

primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Overseas Portfolio. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, except for Value Portfolio, is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. Value Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income.

Money Market Portfolio. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, High Income, Index 500, Investment Grade Bond, Mid Cap, Overseas, and Value Portfolios. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Under (over) distributions of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to cost of securities held and accumulated net undistributed realized gain (loss) based on securities held by the funds on January 1, 2001:

Fund	Cost of Securities/ Accumulated gain (loss)
Asset Manager	$ (6,793,248)
Asset Manager: Growth	$ 283,128
Balanced	$ (26,257)
Equity-Income	$ 137,981
High Income	$ 13,869,788
Investment Grade Bond	$ (627,119)

The effect of this change during the period resulted in an increase or (decrease) in net investment income (loss), net unrealized appreciation/depreciation, and net realized gain (loss) as shown below. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Fund	Net investment income (loss)	Net unrealized appreciation/ depreciation	Net realized gain (loss)
Aggressive Growth	$ 18,210	$ (14,931)	$ (3,279)
High Income	$ 13,587,542	$ (7,074,645)	$ (6,512,897)
Investment Grade Bond	$ (618,280)	$ 539,588	$ 78,692

2. Operating Policies.

Foreign Currency Contracts. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee.

For Money Market Portfolio, from January 1, 2001 to April 30, 2001, as the fund's investment adviser, FMR received a monthly fee that was calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee ("prior contract"). The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate was .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

The income-based fee was added only when the fund's gross yield exceeded 5%. At that time the income-based fee would have equaled 6% of that portion of the fund's gross income that represented a gross yield of more than 5% per year. The maximum income-based component was .24% of average net assets.

On May 1, 2001, a new management fee contract ("present contract") took effect. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present contract or the prior contract for a period of six months beginning on May 1, 2001. Under the present contract the management fee rate is calculated on the basis of the group fee rate plus a total income-based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. The income-based portion of this fee was equal to $416,664, or an annualized rate of .03% of the fund's average net assets.

For Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period for the High Income and Investment Grade Bond Portfolios and .2167% to .5200% for the period for the Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Mid Cap, Overseas and Value Portfolios. The annual individual fund fee rate is .45% for High Income and Overseas Portfolios, .35% for Aggressive Growth Portfolio, .30% for Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Growth, Growth Opportunities, Investment Grade Bond, Mid Cap and Value Portfolios, .25% for Asset Manager Portfolio, .20% for Equity-Income and Growth & Income Portfolios, and .15% for Balanced Portfolio. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, each fund's management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Aggressive Growth	.63%
Asset Manager	.53%
Asset Manager: Growth	.58%
Balanced	.43%
Contrafund	.58%
Dynamic Capital Appreciation	.58%
Equity-Income	.48%
Growth	.58%
Growth & Income	.48%
Growth Opportunities	.58%
High Income	.58%
Index 500.24%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.19%
Overseas	.73%
Value	.57%

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds except Money Market and Investment Grade Bond Portfolios. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds' assets that are managed by FMRC.

FMR, on behalf of Overseas Portfolio, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

FMR and Index 500 Portfolio have also entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel currently employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $123,874.

As Money Market and Investment Grade Bond Portfolios' investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

Aggressive Growth
Service Class	$ 379
Service Class 2	2,412
$ 2,791
Asset Manager
Service Class	$ 15,200
Service Class 2	7,667
$ 22,867
Asset Manager: Growth
Service Class	$ 5,794
Service Class 2	5,107
$ 10,901

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Balanced
Service Class	$ 13,402
Service Class 2	9,526
$ 22,928
Contrafund
Service Class	$ 591,618
Service Class 2	126,395
$ 718,013
Dynamic Capital Appreciation
Service Class	$ 415
Service Class 2	2,669
$ 3,084
Equity-Income
Service Class	$ 341,695
Service Class 2	92,560
$ 434,255
Growth
Service Class	$ 883,759
Service Class 2	105,785
$ 989,544
Growth & Income
Service Class	$ 113,188
Service Class 2	23,842
$ 137,030
Growth Opportunities
Service Class	$ 158,653
Service Class 2	40,250
$ 198,903
High Income
Service Class	$ 127,380
Service Class 2	10,014
$ 137,394
Index 500
Service Class	$ 75
Service Class 2	9,474
$ 9,549
Investment Grade Bond
Service Class	$ 54
Service Class 2	2,837
$ 2,891
Mid Cap
Service Class	$ 142,226
Service Class 2	120,908
$ 263,134
Money Market
Service Class	$ 41
Service Class 2	2,455
$ 2,496
Overseas
Service Class	$ 138,038
Service Class 2	20,717
$ 158,755
Value
Service Class	$ 44
Service Class 2	147
$ 191

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Aggressive Growth
Initial Class	$ 209
Service Class	291
Service Class 2	782
$ 1,282
Asset Manager
Initial Class	$ 1,282,256
Service Class	10,363
Service Class 2	2,241
$ 1,294,860
Asset Manager: Growth
Initial Class	$ 147,243
Service Class	4,017
Service Class 2	1,544
$ 152,804
Balanced
Initial Class	$ 84,007
Service Class	8,937
Service Class 2	2,862
$ 95,806
Contrafund
Initial Class	$ 2,499,038
Service Class	390,645
Service Class 2	35,694
$ 2,925,377
Dynamic Capital Appreciation
Initial Class	$ 83
Service Class	335
Service Class 2	806
$ 1,224
Equity-Income
Initial Class	$ 3,244,128
Service Class	227,602
Service Class 2	27,445
$ 3,499,175

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Growth
Initial Class	$ 4,523,970
Service Class	580,899
Service Class 2	29,925
$ 5,134,794
Growth & Income
Initial Class	$ 313,541
Service Class	75,436
Service Class 2	6,552
$ 395,529
Growth Opportunities
Initial Class	$ 270,021
Service Class	104,054
Service Class 2	12,156
$ 386,231
High Income
Initial Class	$ 489,638
Service Class	85,855
Service Class 2	3,532
$ 579,025
Index 500
Initial Class	$ 1,264,947
Service Class	305
Service Class 2	3,317
$ 1,268,569
Investment Grade Bond
Initial Class	$ 304,526
Service Class	36
Service Class 2	1,496
$ 306,058
Mid Cap
Initial Class	$ 186,767
Service Class	94,567
Service Class 2	33,490
$ 314,824
Money Market
Initial Class	$ 816,589
Service Class	34
Service Class 2	1,556
$ 818,179
Overseas
Initial Class	$ 677,203
Service Class	91,800
Service Class 2	6,119
$ 775,122
Value
Initial Class	$ 32
Service Class	33
Service Class 2	46
$ 111

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in one or more open-end money market funds managed by FIMM. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for Asset Manager and Asset Manager: Growth Portfolios' strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, Money Market Portfolio, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar basis, which are amortized over one year.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR, or in the case of Index 500 Portfolio, Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Aggressive Growth
Initial Class	1.50%	$ 5,984
Service Class	1.60%	8,136
Service Class 2	1.75%	20,961
		$ 35,081
Dynamic Capital Appreciation
Initial Class	1.50%	$ 3,431
Service Class	1.60%	11,508
Service Class 2	1.75%	29,626
		$ 44,565
Index 500
Initial Class	.28%	$ 1,087,061
Service Class	.38%	298
Service Class 2.53%		2,974
		$ 1,090,333
Value
Initial Class	1.50%	$ 6,103
Service Class	1.60%	6,312
Service Class 2	1.75%	8,462
		$ 20,877

Certain security trades were directed to brokers who paid a portion of certain funds' expenses. In addition through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce the funds' expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Aggressive Growth	$ 841	$ 95
Asset Manager	48,537	8,373
Asset Manager: Growth	827	1,644
Balanced	23,314	20
Contrafund	2,445,911	10,188
Dynamic Capital Appreciation	1,164	67
Equity-Income	756,837	682
Growth	3,112,854	1,356
Growth & Income	116,328	380
Growth Opportunities	206,105	-
High Income	41,643	5,946
Index 500	-	23,773
Investment Grade Bond	-	3,277
Mid Cap	273,940	4,714
Overseas	661,848	39
Value	-	20

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
	FILI	Unaffiliated Insurance Companies
Fund	% of Ownership	# of	% Ownership
Aggressive Growth	81%	1	19%
Asset Manager	20%	1	20%
Asset Manager: Growth	63%	-	-
Balanced	41%	1	45%
Contrafund	18%	2	32%
Dynamic Capital Appreciation	16%	1	77%
Equity-Income	13%	1	28%
Growth	13%	1	27%
Growth & Income	34%	4	54%
Growth Opportunities	14%	1	61%
High Income	12%	2	60%
Index 500	29%	-	-
Investment Grade Bond	47%	-	-
Mid Cap	52%	1	21%
Money Market	61%	-	-
Overseas	12%	1	33%
Value	80%	1	20%

10. Transactions with Affiliated Companies.

An affiliated company is a company which a fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,497,318,391.00	93.981
Against	77,361.216.10	0.970
Abstain	402,778,316.67	5.049
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	12,316,328,775.38	93.637
Against	169,867,253.30	1.291
Abstain	667,144,656.23	5.072
TOTAL	13,153,340,684.91	100.000
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,680,073,979.22	94.189
Against	16,137,221.51	0.904
Abstain	87,524,110.83	4.907
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,755,221,728.54	92.794
Against	47,789,969.62	2.527
Abstain	88,510,226.64	4.679
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,815,569,546.71	94.215
Against	25,464,262.95	1.321
Abstain	86,021,534.20	4.464
TOTAL	1,927,055,343.86	100.000
PROPOSAL 5
To approve an amended management contract for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,590,382,646.57	84.080
Against	199,914,788.57	10.569
Abstain	101,224,489.66	5.351
TOTAL	1,891,521,924.80	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,639,349,558.52	91.905
Against	37,872,449.53	2.124
Abstain	106,513,303.51	5.971
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,775,689,405.28	92.145
Against	44,179,285.29	2.293
Abstain	107,186,653.29	5.562
TOTAL	1,927,055,343.86	100.000
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,633,310,950.92	91.567
Against	40,844,607.29	2.290
Abstain	109,579,753.35	6.143
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,774,000,083.53	92.058
Against	45,297,103.43	2.350
Abstain	107,758,156.90	5.592
TOTAL	1,927,055,343.86	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,774,591,133.57	92.088
Against	44,316,720.04	2.300
Abstain	108,147,490.25	5.612
TOTAL	1,927,055,343.86	100.000
PROPOSAL 9

To approve an amended sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity International Investment Advisors U.K. Limited (FIIA(U.K.)L) for Overseas Portfolio.

	# of Votes Cast	% of Votes Cast
Affirmative	1,771,807,754.08	91.944
Against	44,657,180.60	2.317
Abstain	110,590,409.18	5.739
TOTAL	1,927,055,343.86	100.000
PROPOSAL 10
To approve a new sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity Investments Japan Limited (FIJ) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,770,295,043.97	91.865
Against	45,881,834.47	2.381
Abstain	110,878,465.42	5.754
TOTAL	1,927,055,343.86	100.000
PROPOSAL 11
To eliminate a fundamental policy of High Income Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,611,599,844.60	90.350
Against	54,953,711.11	3.081
Abstain	117,181,755.85	6.569
TOTAL	1,783,735,311.56	100.000
PROPOSAL 12
To eliminate a fundamental investment policy of Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,726,857,388.38	89.611
Against	83,196,273.38	4.317
Abstain	117,001,682.10	6.072
TOTAL	1,927,055,343.86	100.000
PROPOSAL 13
To amend each fund's fundamental investment limitation concerning underwriting.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,219,642,201.23	90.501
Against	224,780,987.56	2.817
Abstain	533,034,734.98	6.682
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	11,858,503,060.05	90.156
Against	395,382,780.56	3.006
Abstain	899,454,844.30	6.838
TOTAL	13,153,340,684.91	100.000
High Income
Affirmative	1,623,823,177.31	91.035
Against	45,798,458.68	2.568
Abstain	114,113,675.57	6.397
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,657,386,964.61	87.622
Against	102,466,078.06	5.417
Abstain	131,668,882.13	6.961
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,759,986,437.38	91.330
Against	51,725,023.93	2.685
Abstain	115,343,882.55	5.985
TOTAL	1,927,055,343.86	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund II shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,308,823,743.47	92.057
Against	258,325,621.27	1.662
Abstain	976,343,698.91	6.281
TOTAL	15,543,493,063.65	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,121,087,660.81	90.849
Against	418,368,837.43	2.691
Abstain	1,004,036,565.41	6.460
TOTAL	15,543,493,063.65	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,154,409,605.27	97.497
Withheld	389,083,458.38	2.503
TOTAL	15,543,493,063.65	100.000
Ralph F. Cox
Affirmative	15,129,005,401.07	97.333
Withheld	414,487,662.58	2.667
TOTAL	15,543,493,063.65	100.000
Phyllis Burke Davis
Affirmative	15,129,404,134.81	97.336
Withheld	414,088,928.84	2.664
TOTAL	15,543,493,063.65	100.000
Robert M. Gates
Affirmative	15,147,044,856.90	97.449
Withheld	396,448,206.75	2.551
TOTAL	15,543,493,063.65	100.000
Abigail P. Johnson
Affirmative	15,114,183,093.39	97.238
Withheld	429,309,970.26	2.762
TOTAL	15,543,493,063.65	100.000
Edward C. Johnson 3d
Affirmative	15,120,517,923.39	97.279
Withheld	422,975,140.26	2.721
TOTAL	15,543,493,063.65	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	15,146,564,785.62	97.446
Withheld	396,928,278.03	2.554
TOTAL	15,543,493,063.65	100.000
Marie L. Knowles
Affirmative	15,155,243,168.95	97.502
Withheld	388,249,894.70	2.498
TOTAL	15,543,493,063.65	100.000
Ned C. Lautenbach
Affirmative	15,158,046,761.05	97.520
Withheld	385,446,302.60	2.480
TOTAL	15,543,493,063.65	100.000
Peter S. Lynch
Affirmative	15,158,407,202.15	97.523
Withheld	385,085,861.50	2.477
TOTAL	15,543,493,063.65	100.000
William O. McCoy
Affirmative	15,148,976,308.20	97.462
Withheld	394,516,755.45	2.538
TOTAL	15,543,493,063.65	100.000
Marvin L. Mann
Affirmative	15,142,548,326.72	97.420
Withheld	400,944,736.93	2.580
TOTAL	15,543,493,063.65	100.000
Robert C. Pozen
Affirmative	15,153,117,320.84	97.488
Withheld	390,375,742.81	2.512
TOTAL	15,543,493,063.65	100.000
William S. Stavropoulos
Affirmative	15,130,986,737.33	97.346
Withheld	412,506,326.32	2.654
TOTAL	15,543,493,063.65	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	3,060,681,053.44	94.072
Against	35,328,863.78	1.086
Abstain	157,538,872.95	4.842
TOTAL	3,253,548,790.17	100.000
Asset Manager: Growth
Affirmative	440,641,516.41	93.601
Against	5,392,115.32	1.145
Abstain	24,732,891.40	5.254
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	7,114,852.833.17	93.516
Against	92,412,542.24	1.215
Abstain	400,889,201.69	5.269
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	504,082,312.84	93.996
Against	4,125,071.29	0.770
Abstain	28,070,448.39	5.234
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,417,545,931.25	93.001
Against	43,666,408.24	1.188
Abstain	213,533,001.24	5.811
TOTAL	3,674,745,340.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	430,988,304.92	91.550
Against	10,388,837.55	2.207
Abstain	29,389,380.66	6.243
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,926,624.148.24	91.042
Against	180,196,437.21	2.369
Abstain	501,333,991.65	6.589
TOTAL	7,608,154,577.10	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	428,853,207.43	91.097
Against	11,313,645.79	2.403
Abstain	30,599,669.91	6.500
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,909,145,220.22	90.812
Against	186,008,241.69	2.445
Abstain	513,001,115.19	6.743
TOTAL	7,608,154,577.10	100.000
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning underwriting.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	2,968,079,117.59	91.226
Against	81,455,848.31	2.503
Abstain	204,013,824.27	6.271
TOTAL	3,253,548.790.17	100.000
Asset Manager: Growth
Affirmative	426,919,824.45	90.686
Against	11,428,106.44	2.428
Abstain	32,418,592.24	6.886
TOTAL	470,766,523.13	100.000
Contrafund
Affirmative	6,861,366,604.00	90.184
Against	218,857,539.69	2.877
Abstain	527,930,433.41	6.939
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	492,389,785.10	91.816
Against	8,802,410.80	1.642
Abstain	35,085,636.62	6.542
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,311,716,844.12	90.121
Against	94,272,996.09	2.565
Abstain	268,755,500.52	7.314
TOTAL	3,674,745,340.73	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Equity-Income, Growth, Growth & Income, Growth
Opportunities, High Income, Index 500, Mid Cap, Overseas,
and Value Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager, Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity Management & Research (Far East) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity International Investment Advisors Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President - Index 500 and
Overseas Portfolios

Dwight D. Churchill, Vice President - Investment Grade Bond
and Money Market Portfolios

Boyce I. Greer, Vice President - Money Market Portfolio

Bart A. Grenier, Vice President - Asset Manager,
Asset Manager: Growth, Balanced, Equity-Income,
and Growth & Income Portfolios

Stanley N. Griffith, Assistant Vice President -
Investment Grade Bond, and Money Market Portfolios

Robert A. Lawrence, Vice President - High Income Portfolio

David L. Murphy, Vice President - Investment Grade Bond Portfolio

Richard A. Spillane, Jr., Vice President - Aggressive Growth,
Contrafund, Dynamic Capital Appreciation, Growth, Growth
Opportunities, Mid Cap, and Value Portfolios

John Avery, Vice President - Balanced Portfolio

Barry J. Coffman, Vice President - High Income Portfolio

William Danoff, Vice President - Contrafund Portfolio

Bettina Doulton, Vice President - Growth Opportunities Portfolio

Robert Duby, Vice President - Money Market Portfolio

Stephen M. DuFour, Vice President - Value Portfolio

Kevin E. Grant, Vice President - Balanced and Investment
Grade Bond Portfolios

Richard R. Mace, Jr., Vice President - Overseas Portfolio

Charles S. Morrison II, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Mark J. Notkin, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Stephen R. Petersen, Vice President - Equity-Income Portfolio

Louis Salemy, Vice President - Growth & Income Portfolio

J. Fergus Shiel, Vice President - Dynamic Capital
Appreciation Portfolio

Steven J. Snider, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

John J. Todd, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Jennifer Uhrig, Vice President - Growth Portfolio

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos * - funds of Variable Insurance
Products Fund and Variable Insurance Products Fund II

Advisory Board

Robert C. Pozen

William S. Stavropoulos - funds of Variable Insurance
Products Fund III

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income, Investment Grade Bond, and Money Market Portfolios

The Chase Manhattan Bank, New York, NY Aggressive Growth,
Asset Manager, Asset Manager: Growth, Balanced,
Equity-Income, Growth & Income, and Overseas Portfolios
Brown Brothers Harriman & Co., Boston, MA Contrafund,
Growth, Growth Opportunities, and Mid Cap Portfolios

Bankers Trust, New York, NY Index 500 Portfolio

State Street Bank & Trust Co., Quincy, MA
Dynamic Capital Appreciation and Value Portfolios

* Independent trustees

VIPSC-SANN-0801 141835
1.744746.101

Fidelity® Variable Insurance Products
Service Class 2

Aggressive Growth Portfolio

Asset Manager SM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Semiannual Report

June 30, 2001(2_fidelity_logos)

Contents

Market Environment	4	A review of what happened in world markets during the past six months.
Aggressive Growth Portfolio	5	Performance and Investment Summary
	6	Fund Talk: The Managers' Overview
	7	Investments
	12	Financial Statements
Asset Manager Portfolio	16	Performance and Investment Summary
	17	Fund Talk: The Manager's Overview
	18	Investments
	34	Financial Statements
Asset Manager: Growth Portfolio	38	Performance and Investment Summary
	39	Fund Talk: The Managers' Overview
	40	Investments
	55	Financial Statements
Balanced Portfolio	59	Performance and Investment Summary
	60	Fund Talk: The Managers' Overview
	61	Investments
	72	Financial Statements
Contrafund Portfolio	76	Performance and Investment Summary
	77	Fund Talk: The Managers' Overview
	78	Investments
	85	Financial Statements
Dynamic Capital Appreciation Portfolio	89	Performance and Investment Summary
	90	Fund Talk: The Managers' Overview
	91	Investments
	94	Financial Statements
Equity-Income Portfolio	98	Performance and Investment Summary
	99	Fund Talk: The Managers' Overview
	100	Investments
	108	Financial Statements
Growth Portfolio	112	Performance and Investment Summary
	113	Fund Talk: The Managers' Overview
	114	Investments
	118	Financial Statements
Growth & Income Portfolio	122	Performance and Investment Summary
	123	Fund Talk: The Managers' Overview
	124	Investments
	127	Financial Statements
The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Growth Opportunities Portfolio	131	Performance and Investment Summary
	132	Fund Talk: The Managers' Overview
	133	Investments
	137	Financial Statements
High Income Portfolio	141	Performance and Investment Summary
	142	Fund Talk: The Managers' Overview
	143	Investments
	152	Financial Statements
Index 500 Portfolio	156	Performance and Investment Summary
	157	Fund Talk: The Managers' Overview
	158	Investments
	165	Financial Statements
Investment Grade Bond Portfolio	169	Performance and Investment Summary
	170	Fund Talk: The Managers' Overview
	171	Investments
	178	Financial Statements
Mid Cap Portfolio	182	Performance and Investment Summary
	183	Fund Talk: The Managers' Overview
	184	Investments
	190	Financial Statements
Money Market Portfolio	194	Performance
	195	Fund Talk: The Managers' Overview
	196	Investments
	200	Financial Statements
Overseas Portfolio	204	Performance and Investment Summary
	205	Fund Talk: The Managers' Overview
	206	Investments
	209	Financial Statements
Value Portfolio	213	Performance and Investment Summary
	214	Fund Talk: The Managers' Overview
	215	Investments
	218	Financial Statements
Notes to Financial Statements	222	Notes to the Financial Statements
Proxy Voting Results	231

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class 2 shares will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Aggressive Growth Portfolio - Service Class 2 on December 27, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $9,389 - a 6.11% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,695 - a 13.05% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Cabletron Systems, Inc.	2.3
Allergan, Inc.	1.7
Networks Associates, Inc.	1.5
Metro One Telecommunications, Inc.	1.4
IDEC Pharmaceuticals Corp.	1.3
8.2
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	45.4
Health Care	19.1
Consumer Discretionary	8.9
Energy	4.5
Financials	3.5

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	70.8%
Bonds	19.4%
Short-Term Investments and Net Other Assets	9.8%

* Foreign investments 3.9%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

Note to shareholders: Rajiv Kaul (right) became Portfolio Manager of Aggressive Growth Portfolio on June 13, 2001. The following is an interview with Beso Sikharulidze (left), the fund's former Portfolio Manager, with additional comments from Rajiv Kaul.

Q. How did the fund perform, Beso?

B.S. For the six months that ended June 30, 2001, the fund outperformed both the Russell Midcap® Growth Index and the variable annuity mid-cap funds average tracked by Lipper Inc., which produced returns of -12.96% and -6.84%, respectively. From its inception on December 27, 2000, through June 30, 2001, the fund topped the Russell Midcap Growth Index, which returned -13.05%. Lipper does not calculate a life of fund comparison.

Q. To what do you attribute the fund's success relative to its benchmarks during the past six months?

B.S. Focusing solely on the highest-quality securities from the areas of the market with the highest growth potential was critical to our success. A good portion of our relative advantage came from the technology sector, which had a particularly difficult period overall, falling more than 22%. Despite investing about half of the fund's net assets on average in tech, a considerable overweighting relative to the Russell index, our holdings still outperformed by healthy margins. We further benefited from generally owning the right names within health care, along with two strong picks in consumer discretionary - namely amusement park operator Six Flags and broadcasting company Radio One. Finally, I added further exposure to convertible securities at the expense of pure equities, as more attractive situations emerged among convertibles as a result of the market's downturn. Prudently employing this asset class boosted the fund's total return potential by offering participation in equities on the upside, as well as downside protection in the form of a lofty bond yield cushion. This strategy paid off versus our peers, which tended to have very little, if any, exposure to convertible securities.

Q. What else can you tell us about your tech strategy and how it influenced performance?

B.S. Tech firms hit the wall early in the period as demand dried up and fundamentals deteriorated. As such, I continued to spend a lot of time scrutinizing the fund's holdings in order to upgrade the quality of the portfolio. I decreased the fund's overall tech weighting, while focusing my efforts on owning the perceived leaders in next-generation technology - firms that should have more cushion in down markets because they can still gain market share. Given a broad curtailment in business investment, it was necessary to hone in on tech providers that were bucking the downturn by providing the tools that - despite cuts in capital spending - companies had to buy. Getting businesses up and running on the Internet was critical to corporate customers, as was cost-cutting through improvements in both supply-chain and customer-relationship management. I turned to smaller-cap software providers such as Micromuse and Network Associates, which helped us during the period. Given the growing concerns about overcapacity, I shed most of our optical equipment and networking component manufacturers that performed poorly. Unfortunately, I was a little late in doing so with some of them. The stocks I held onto in this area had new, exciting technologies that were in demand. Sonus Networks and ONI Systems held up well, while Ciena got caught in the downdraft despite sound fundamentals. Critical Path was another notable detractor from performance.

Q. How about some of your moves within health care?

B.S. I continued to emphasize biotechnology companies that I felt housed the most attractive growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within the biotech industry remained generally constant. My experience following the health sector provided me with some great insights into finding quality biotech stocks with strong product pipelines. I uncovered several winners in this space, most notably Titan Pharmaceuticals and CuraGen.

Q. Turning to you Rajiv, what's your outlook?

R.K. I feel pretty good about the fund's positioning right now, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by the Federal Reserve Board's aggressive attempts to stimulate growth in the economy. The markets historically have performed well when the Fed is easing interest rates. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: December 27, 2000

Size: as of June 30, 2001, more than
$6 million

Manager: Rajiv Kaul, since June 2001; joined Fidelity in 1996

3

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.5%
Harley-Davidson, Inc.	730	$ 34,368
Hotels, Restaurants & Leisure - 0.8%
International Game Technology (a)	640	40,160
Mandalay Resort Group (a)	350	9,590
Six Flags, Inc. (a)	231	4,860
		54,610
Leisure Equipment & Products - 0.7%
Midway Games, Inc. (a)	2,500	46,250
Media - 2.5%
AOL Time Warner, Inc. (a)	110	5,830
Gemstar-TV Guide International, Inc. (a)	1,570	65,956
Macrovision Corp. (a)	200	13,616
Radio One, Inc. Class D (non-vtg.) (a)	3,180	68,529
Salem Communications Corp. Class A (a)	300	6,279
Univision Communications, Inc. Class A (a)	100	4,278
		164,488
Multiline Retail - 0.5%
BJ's Wholesale Club, Inc. (a)	400	21,304
JCPenney Co., Inc.	500	13,180
		34,484
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A (a)	1,060	47,170
Pacific Sunwear of California, Inc. (a)	1,400	31,668
		78,838
TOTAL CONSUMER DISCRETIONARY		413,038
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 1.0%
CVS Corp.	10	386
Duane Reade, Inc. (a)	1,000	32,500
Rite Aid Corp. (a)	4,040	36,360
		69,246
Personal Products - 0.6%
Avon Products, Inc.	110	5,091
Estee Lauder Companies, Inc. Class A	820	35,342
		40,433
TOTAL CONSUMER STAPLES		109,679
ENERGY - 4.5%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	2,600	87,100
BJ Services Co. (a)	260	7,379
Cooper Cameron Corp. (a)	560	31,248
Global Industries Ltd. (a)	90	1,181
Halliburton Co.	770	27,412
Hanover Compressor Co. (a)	30	993
Input/Output, Inc. (a)	440	5,588

	Shares	Value (Note 1)
Pride International, Inc. (a)	310	$ 5,890
Smith International, Inc. (a)	810	48,519
Varco International, Inc. (a)	50	931
Weatherford International, Inc. (a)	1,770	84,960
		301,201
FINANCIALS - 3.5%
Banks - 0.5%
Synovus Financial Corp.	1,140	35,773
Diversified Financials - 3.0%
Alliance Data Systems Corp.	2,300	34,500
Capital One Financial Corp.	630	37,800
E*TRADE Group, Inc. (a)	2,350	15,158
Household International, Inc.	650	43,355
Providian Financial Corp.	1,210	71,632
		202,445
TOTAL FINANCIALS		238,218
HEALTH CARE - 14.1%
Biotechnology - 6.0%
Alkermes, Inc. (a)	1,510	52,744
Applera Corp. - Celera Genomics Group (a)	670	26,572
BioMarin Pharmaceutical, Inc. (a)	760	9,994
Corvas International, Inc. (a)	2,480	29,338
CuraGen Corp. (a)	510	18,743
Human Genome Sciences, Inc. (a)	180	10,742
IDEC Pharmaceuticals Corp. (a)	1,380	89,438
Invitrogen Corp. (a)	520	36,400
Medarex, Inc. (a)	310	7,294
Medimmune, Inc. (a)	1,000	47,420
Millennium Pharmaceuticals, Inc. (a)	200	6,780
Protein Design Labs, Inc. (a)	100	8,410
Serologicals Corp. (a)	100	2,125
Titan Pharmaceuticals, Inc. (a)	1,860	55,819
		401,819
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc.	3,680	29,477
DENTSPLY International, Inc.	830	36,894
Guidant Corp. (a)	450	16,200
St. Jude Medical, Inc. (a)	20	1,200
Steris Corp. (a)	1,970	39,499
Stryker Corp.	20	1,097
		124,367
Health Care Providers & Services - 2.1%
AdvancePCS (a)	690	43,884
Andrx Group (a)	800	60,696
Priority Healthcare Corp. Class B (a)	350	9,902
Quest Diagnostics, Inc. (a)	20	1,497
Unilab Corp.	100	2,545
Urocor, Inc. (a)	1,280	19,878
		138,402
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 4.2%
Allergan, Inc.	1,340	$ 114,570
Bone Care International, Inc. (a)	770	20,382
Forest Laboratories, Inc. (a)	1,000	71,000
ImClone Systems, Inc. (a)	660	33,660
IVAX Corp. (a)	1,162	45,318
		284,930
TOTAL HEALTH CARE		949,518
INDUSTRIALS - 3.2%
Commercial Services & Supplies - 3.1%
Cendant Corp. (a)	1,960	38,220
Concord EFS, Inc. (a)	620	34,435
Ecolab, Inc.	800	32,776
Learning Tree International, Inc. (a)	1,350	30,956
ProsoftTraining.com (a)	6,800	8,364
Robert Half International, Inc. (a)	1,100	27,379
The BISYS Group, Inc. (a)	580	34,742
		206,872
Road & Rail - 0.1%
Landstar System, Inc. (a)	100	6,810
TOTAL INDUSTRIALS		213,682
INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 7.5%
Avocent Corp. (a)	100	2,243
Brocade Communications System, Inc. (a)	930	40,334
Cabletron Systems, Inc. (a)	6,800	155,369
CIENA Corp. (a)	1,850	70,430
Comverse Technology, Inc. (a)	820	47,240
Emulex Corp. (a)	500	19,500
Finisar Corp. (a)	1,940	36,103
ONI Systems Corp.	250	6,725
QUALCOMM, Inc. (a)	460	26,197
SBA Communications Corp. Class A (a)	1,540	35,851
Sonus Networks, Inc. (a)	1,360	30,831
Tekelec (a)	130	3,457
Tellium, Inc.	1,600	27,232
		501,512
Computers & Peripherals - 0.8%
Lexmark International, Inc. Class A (a)	800	53,800
Electronic Equipment & Instruments - 2.4%
Millipore Corp.	600	37,188
Orbotech Ltd.	990	35,690
PerkinElmer, Inc.	920	25,328
SCI Systems, Inc. (a)	500	12,750
Symbol Technologies, Inc.	1,020	22,644
Waters Corp. (a)	1,095	30,233
		163,833

	Shares	Value (Note 1)
Internet Software & Services - 3.7%
ActivCard SA sponsored ADR (a)	90	$ 805
Braun Consulting, Inc. (a)	400	3,200
Check Point Software Technologies Ltd. (a)	700	35,469
Docent, Inc.	4,000	29,400
Homestore.com, Inc. (a)	1,480	51,326
InterCept Group, Inc. (a)	1,120	41,048
IntraNet Solutions, Inc. (a)	890	32,574
Netegrity, Inc. (a)	270	8,627
Openwave Systems, Inc.	1,320	42,874
webMethods, Inc. (a)	320	6,707
		252,030
IT Consulting & Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	420	30,202
SunGard Data Systems, Inc. (a)	1,160	34,812
		65,014
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	100	4,919
Semiconductor Equipment & Products - 5.7%
ASML Holding NV (NY Shares) (a)	1,300	29,315
Axcelis Technologies, Inc.	2,000	29,940
FEI Co. (a)	200	7,826
Integrated Circuit Systems, Inc. (a)	600	11,460
Integrated Device Technology, Inc. (a)	800	24,064
Intersil Corp. Class A (a)	240	8,208
KLA-Tencor Corp. (a)	1,000	58,700
LAM Research Corp. (a)	300	9,015
Marvell Technology Group Ltd.	1,080	29,160
QLogic Corp. (a)	810	52,172
STMicroelectronics NV (NY Shares)	900	30,600
Teradyne, Inc. (a)	150	4,965
TTM Technologies, Inc.	1,600	12,960
Varian Semiconductor Equipment Associates, Inc. (a)	800	32,480
Virage Logic Corp.	2,700	39,663
		380,528
Software - 12.2%
Advent Software, Inc. (a)	710	46,150
Amdocs Ltd. (a)	570	30,695
BEA Systems, Inc. (a)	1,880	62,454
BMC Software, Inc. (a)	1,000	22,540
Cadence Design Systems, Inc. (a)	200	3,726
Citrix Systems, Inc. (a)	1,700	58,905
Computer Associates International, Inc.	40	1,440
Compuware Corp. (a)	2,760	37,702
Dendrite International, Inc. (a)	1,540	17,402
E.piphany, Inc. (a)	600	6,090
Electronic Arts, Inc. (a)	500	28,745
Inet Technologies, Inc. (a)	140	1,163
Informatica Corp. (a)	1,700	29,257
Infovista SA sponsored ADR (a)	2,000	10,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Legato Systems, Inc. (a)	720	$ 11,441
Mercury Interactive Corp. (a)	480	29,573
Micromuse, Inc. (a)	1,450	40,600
Microsoft Corp. (a)	60	4,321
NetIQ Corp. (a)	300	9,330
Networks Associates, Inc. (a)	8,140	100,773
Numerical Technologies, Inc. (a)	830	16,484
NVIDIA Corp. (a)	400	36,828
PeopleSoft, Inc. (a)	700	33,810
Peregrine Systems, Inc. (a)	1,250	38,263
Phoenix Technologies Ltd. (a)	100	1,400
Precise Software Solutions Ltd.	1,250	38,200
Symantec Corp. (a)	520	22,391
Take-Two Interactive Software, Inc. (a)	500	9,295
TIBCO Software, Inc. (a)	2,200	30,382
Vastera, Inc.	400	5,640
VERITAS Software Corp. (a)	520	35,318
		820,818
TOTAL INFORMATION TECHNOLOGY		2,242,454
MATERIALS - 0.4%
Containers & Packaging - 0.3%
Peak International Ltd. (a)	3,440	22,016
Metals & Mining - 0.1%
Newmont Mining Corp.	380	7,072
TOTAL MATERIALS		29,088
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Metro One Telecommunications, Inc. (a)	1,460	94,725
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	240	10,332
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	320	14,880
Enron Corp.	270	13,230
		28,110
TOTAL UTILITIES		38,442
TOTAL COMMON STOCKS (Cost $4,279,837)		4,630,045
Convertible Preferred Stocks - 1.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Entercom Communication Capital Trust $3.125 TIDES	200	$ 13,150
Pegasus Communications Corp. $6.50	900	38,700
Radio One, Inc. $65.00	60	77,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,650)		128,950
Convertible Bonds - 19.4%
Moody's Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.8%
Media - 0.4%
Getty Images, Inc. 5% 3/15/07	B2	$ 35,000	27,344
Specialty Retail - 0.4%
Office Depot, Inc. liquid yield option note 0% 12/11/07	Ba1	40,000	28,250
TOTAL CONSUMER DISCRETIONARY			55,594
HEALTH CARE - 5.0%
Biotechnology - 5.0%
Alkermes, Inc. 3.75% 2/15/07	-	40,000	29,750
Aviron 5.25% 2/1/08	-	30,000	33,488
CuraGen Corp.:
6% 2/2/07 (c)	CCC	7,000	6,007
6% 2/2/07	CCC	121,000	103,833
CV Therapeutics, Inc. 4.75% 3/7/07	-	30,000	31,735
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	105,000	85,575
Sepracor, Inc. 5% 2/15/07	-	67,000	45,058
			335,446
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 4.2%
CIENA Corp. 3.75% 2/1/08	Ba3	7,000	5,176
CommScope, Inc. 4% 12/15/06	Baa3	40,000	34,519
Natural MicroSystems Corp. 5% 10/15/05	CCC+	3,000	1,596
ONI Systems Corp. 5% 10/15/05	CCC	197,000	149,474
Redback Networks, Inc. 5% 4/1/07	CCC	62,000	37,123
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	40,000	25,400
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	80,000	31,850
			285,138
Convertible Bonds - continued
Moody's Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Sanmina Corp. 0% 9/12/20	Ba3	$ 87,000	$ 31,211
Semiconductor Equipment & Products - 5.2%
Amkor Technology, Inc. 5% 3/15/07	B2	28,000	21,842
Atmel Corp. 0% 5/23/21 (c)	-	80,000	30,900
Cymer, Inc. 7.25% 8/6/04	-	23,000	22,339
General Semiconductor, Inc. 5.75% 12/15/06	B2	35,000	31,894
International Rectifier Corp. 4.25% 7/15/07	B2	30,000	23,250
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	30,000	28,688
S3, Inc. 5.75% 10/1/03	-	40,000	26,000
Semtech Corp. 4.5% 2/1/07	CCC+	40,000	39,500
Vitesse Semiconductor Corp. 4% 3/15/05	B2	153,000	123,165
			347,578
Software - 2.1%
Arbor Software Corp. 4.5% 3/15/05	-	40,000	32,300
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	67,000	76,045
Rational Software Corp. 5% 2/1/07	-	30,000	31,465
			139,810
TOTAL INFORMATION TECHNOLOGY			803,737
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. 6% 3/22/05	CCC	128,000	75,776
Nextel Communications, Inc. 5.25% 1/15/10	B1	50,000	30,500
			106,276
TOTAL CONVERTIBLE BONDS (Cost $1,288,467)			1,301,053
Cash Equivalents - 10.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 41,014	$ 41,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	639,180	639,180
TOTAL CASH EQUIVALENTS (Cost $680,180)		680,180
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,369,134)		6,740,228
NET OTHER ASSETS - (0.3)%		(17,288)
NET ASSETS - 100%		$ 6,722,940
Security Type Abbreviations
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $112,952 or 1.7% of net assets.

(d) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.0%
Ba	1.0%	BB	0.9%
B	4.6%	B	5.2%
Caa	0.0%	CCC	7.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $10,666,026 and $5,990,617, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $123 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $6,431,782. Net unrealized appreciation aggregated $308,446, of which $675,223 related to appreciated investment securities and $366,777 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $3,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,000) (cost $6,369,134) - See accompanying schedule		$ 6,740,228
Cash		418
Receivable for investments sold		117,053
Receivable for fund shares sold		880
Dividends receivable		714
Interest receivable		24,672
Receivable from investment adviser for expense reductions		781
Total assets		6,884,746
Liabilities
Payable for investments purchased	$ 133,836
Payable for fund shares redeemed	1,362
Distribution fees payable	955
Other payables and accrued expenses	25,653
Total liabilities		161,806
Net Assets		$ 6,722,940
Net Assets consist of:
Paid in capital		$ 6,284,485
Undistributed net investment income		22,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,655
Net unrealized appreciation (depreciation) on investments		371,094
Net Assets		$ 6,722,940
Initial Class: Net Asset Value, offering price and redemption price per share ($957,369 ÷ 101,846 shares)		$9.40
Service Class: Net Asset Value, offering price and redemption price per share ($1,506,087 ÷ 159,685 shares)		$9.43
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,259,484 ÷ 453,881 shares)		$9.38

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,323
Interest		43,639
Total income		49,962
Expenses
Management fee	$ 10,164
Transfer agent fees	1,282
Distribution fees	2,791
Accounting fees and expenses	30,002
Non-interested trustees' compensation	4
Custodian fees and expenses	7,378
Audit	9,561
Legal	1,054
Reports to Shareholders	13
Miscellaneous	15
Total expenses before reductions	62,264
Expense reductions	(36,017)	26,247
Net investment income		23,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,633
Foreign currency transactions	60	47,693
Change in net unrealized appreciation (depreciation) on:
Investment securities	366,553
Assets and liabilities in foreign currencies	(4)	366,549
Net gain (loss)		414,242
Net increase (decrease) in net assets resulting from operations		$ 437,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	December 27, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 23,715	$ 432
Net realized gain (loss)	47,693	(3,038)
Change in net unrealized appreciation (depreciation)	366,549	4,545
Net increase (decrease) in net assets resulting from operations	437,957	1,939
Distributions to shareholders from net investment income	(1,441)	-
Share transactions - net increase (decrease)	5,284,455	1,000,030
Total increase (decrease) in net assets	5,720,971	1,001,969
Net Assets
Beginning of period	1,001,969	-
End of period (including undistributed net investment income of $22,706 and $432, respectively)	$ 6,722,940	$ 1,001,969

Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	72,086	$ 606,228	30,001	$ 300,010
Reinvested	29	300	-	-
Redeemed	(270)	(2,501)	-	-
Net increase (decrease)	71,845	$ 604,027	30,001	$ 300,010
Service Class Sold	321,053	$ 3,092,882	30,001	$ 300,010
Reinvested	66	684	-	-
Redeemed	(191,435)	(1,957,329)	-	-
Net increase (decrease)	129,684	$ 1,136,237	30,001	$ 300,010
Service Class 2 Sold	442,685	$ 3,775,486	40,001	$ 400,010
Reinvested	44	457	-	-
Redeemed	(28,849)	(231,752)	-	-
Net increase (decrease)	413,880	$ 3,544,191	40,001	$ 400,010
Distributions From net investment income Initial Class		$ 300		$ -
Service Class		684		-
Service Class 2		457		-
Total		$ 1,441		$ -

A Share transactions are for the period December 27, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.68) E, I	.02
Total from investment operations	(.61)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.40	$ 10.02
Total Return B, C	(6.10)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 957	$ 301
Ratio of expenses to average net assets before expense reductions	3.66% A	146.41% A, H
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.44% A, G	1.50% A
Ratio of net investment income to average net assets	1.63% A, I	5.50% A
Portfolio turnover rate	382% A	26% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.07 I	.00
Net realized and unrealized gain (loss)	(.65) E, I	.02
Total from investment operations	(.58)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.43	$ 10.02
Total Return B, C	(5.80)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,506	$ 301
Ratio of expenses to average net assets before expense reductions	3.76% A	146.53% A, H
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.54% A, G	1.60% A
Ratio of net investment income to average net assets	1.53% A, I	5.37% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 for Initial Class and $.05 for Service Class and decrease net realized and unrealized gain (loss) per share by $.05 for Initial Class and $.05 for Service Class. Without this change the Ratio of net investment income to average net assets would have been .51% for Initial Class and .41% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 F
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.06 I	.00
Net realized and unrealized gain (loss)	(.69) E, I	.02
Total from investment operations	(.63)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 9.38	$ 10.02
Total Return B, C	(6.30)%	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,259	$ 401
Ratio of expenses to average net assets before expense reductions	3.91% A	146.63% A, H
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.69% A, G	1.75% A
Ratio of net investment income to average net assets	1.38% A, I	5.24% A
Portfolio turnover rate	382% A	26% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

I Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05 . Without this change the Ratio of net investment income to average net assets would have been .26%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Service Class 2	-6.99%	8.95%	10.13%
Fidelity Asset Manager Composite	-2.67%	10.92%	10.59%
S&P 500	-14.83%	14.48%	15.10%
LB Aggregate Bond	11.23%	7.48%	7.87%
LB 3 Month T-Bill	5.95%	5.48%	4.94%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	11.29%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2 on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $26,250 - a 162.50% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $40,819 over the same period - a 308.19% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,328 - a 113.28% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $27,372 - a 173.72% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Exxon Mobil Corp.	2.0
Citigroup, Inc.	1.8
Microsoft Corp.	1.7
Pfizer, Inc.	1.7
9.8
Top Five Bond Issuers as of June 30, 2001
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.2
U.S. Treasury Obligations	3.5
Government National Mortgage Association	2.0
Freddie Mac	1.0
Federal Home Loan Bank	1.0
15.7
Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	57.6%
Bond Class	38.5%
Short-Term Class	3.9%

* Foreign investments 4.9%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager Portfolio

Q. How did the fund perform, Bart?

A. For the six months that ended June 30, 2001, the fund trailed both the Fidelity Asset Manager Composite Index, which returned -1.48%, and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -2.87%. Similarly, for the one-year period that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -2.67% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence performance during the six-month period?

A. I continued to emphasize equities, allocating just over 57% - compared to 50% in a neutral weighting - to stocks on average during the period. Taking a longer-term view with this fund, I felt that I needed to maintain some extra exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. Overweighting bonds at the expense of cash was a plus, as was making a sizable out-of-benchmark allocation within the subportfolio to high-yield securities, which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the benchmark.

Q. What factors influenced the fund's equity holdings?

A. The quantitative models followed by Steve Snider - who directed the fund's equity investments - emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. The industrials sector provided us with a handful of winners, including data processing firm First Data Corporation and hotel franchiser Cendant. Health care also chipped in with drug manufacturers IVAX and Alza, which was acquired by Johnson & Johnson in June. On the down side, we suffered from being underexposed to consumer discretionary stocks, the market's top-performing sector during the period. Most of the damage came from underweighting Time Warner and AOL in January, when both stocks surged prior to their merger. Finally, while having less exposure to the lagging technology sector than the index helped, several key holdings - most notably Comverse Technology and Adobe - significantly dampened returns. We trailed our Lipper peers, because they tended to be even more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. In the high-yield portion of the fund, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2001, more than $3.8 billion

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	942	$ 3,533
Automobiles - 0.5%
Ford Motor Co.	650,000	15,957,500
Harley-Davidson, Inc.	100,000	4,708,000
		20,665,500
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	200,000	6,140,000
Darden Restaurants, Inc.	151,600	4,229,640
International Game Technology (a)	150,000	9,412,500
MGM Mirage, Inc. (a)	100,000	2,996,000
Starbucks Corp. (a)	200,000	4,402,000
		27,180,140
Household Durables - 0.3%
Pulte Homes, Inc.	80,000	3,410,400
Toll Brothers, Inc. (a)	75,000	2,948,250
Whirlpool Corp.	75,000	4,687,500
		11,046,150
Leisure Equipment & Products - 0.1%
Mattel, Inc.	200,000	3,784,000
Media - 0.5%
McGraw-Hill Companies, Inc.	56,000	3,704,400
NTL, Inc. warrants 10/14/08 (a)	3,742	22,452
Walt Disney Co.	459,600	13,277,844
		17,004,696
Multiline Retail - 1.9%
BJ's Wholesale Club, Inc. (a)	90,000	4,793,400
Federated Department Stores, Inc. (a)	225,000	9,562,500
Kohls Corp. (a)	125,000	7,841,250
Sears, Roebuck & Co.	334,600	14,156,926
The May Department Stores Co.	400,000	13,704,000
Wal-Mart Stores, Inc.	466,600	22,770,080
		72,828,156
Specialty Retail - 0.9%
Home Depot, Inc.	324,300	15,096,165
Talbots, Inc.	155,000	6,781,250
Tiffany & Co., Inc.	155,800	5,643,076
Venator Group, Inc. (a)	500,000	7,650,000
		35,170,491
Textiles & Apparel - 0.4%
Arena Brands Holdings Corp. Class B	8,445	211,125
Liz Claiborne, Inc.	180,000	9,081,000
Reebok International Ltd. (a)	200,000	6,390,000
		15,682,125
TOTAL CONSUMER DISCRETIONARY		203,364,791
CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	898,400	37,014,080

	Shares	Value (Note 1)
Pepsi Bottling Group, Inc.	389,800	$ 15,630,980
PepsiCo, Inc.	450,000	19,890,000
The Coca-Cola Co.	425,000	19,125,000
		91,660,060
Food & Drug Retailing - 0.4%
Safeway, Inc. (a)	150,000	7,200,000
Sysco Corp.	280,000	7,602,000
		14,802,000
Food Products - 0.4%
Quaker Oats Co.	184,000	16,790,000
Household Products - 0.6%
Colgate-Palmolive Co.	270,000	15,927,300
Kimberly-Clark Corp.	130,000	7,267,000
		23,194,300
Tobacco - 0.3%
Philip Morris Companies, Inc.	160,000	8,120,000
RJ Reynolds Tobacco Holdings, Inc.	50,000	2,730,000
		10,850,000
TOTAL CONSUMER STAPLES		157,296,360
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
BJ Services Co. (a)	346,000	9,819,480
Helmerich & Payne, Inc.	80,000	2,465,600
Nabors Industries, Inc. (a)	100,000	3,720,000
		16,005,080
Oil & Gas - 3.6%
Amerada Hess Corp.	55,000	4,444,000
Apache Corp.	151,900	7,708,925
Chevron Corp.	188,200	17,032,100
EOG Resources, Inc.	130,000	4,621,500
Exxon Mobil Corp.	869,875	75,983,581
Royal Dutch Petroleum Co. (NY Shares)	450,000	26,221,500
Valero Energy Corp.	80,000	2,942,400
		138,954,006
TOTAL ENERGY		154,959,086
FINANCIALS - 10.6%
Banks - 1.8%
Bank of America Corp.	270,000	16,208,100
Bank of New York Co., Inc.	130,000	6,240,000
Golden West Financial Corp.	428,700	27,539,688
PNC Financial Services Group, Inc.	130,000	8,552,700
Washington Mutual, Inc.	300,000	11,265,000
		69,805,488
Diversified Financials - 6.6%
American Express Co.	292,500	11,349,000
Citigroup, Inc.	1,301,066	68,748,327
Countrywide Credit Industries, Inc.	105,000	4,817,400
Fannie Mae	450,000	38,317,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	125,000	$ 8,750,000
Goldman Sachs Group, Inc.	50,000	4,290,000
J.P. Morgan Chase & Co.	530,750	23,671,450
Lehman Brothers Holdings, Inc.	303,200	23,573,800
MBNA Corp.	200,000	6,590,000
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	346,800	22,274,964
Providian Financial Corp.	171,900	10,176,480
USA Education, Inc.	100,000	7,300,000
		251,165,221
Insurance - 2.2%
AFLAC, Inc.	360,000	11,336,400
Allstate Corp.	185,000	8,138,150
American International Group, Inc.	350,000	30,100,000
Everest Re Group Ltd.	50,000	3,740,000
Marsh & McLennan Companies, Inc.	173,600	17,533,600
MGIC Investment Corp.	95,800	6,958,912
Old Republic International Corp.	75,000	2,175,000
PMI Group, Inc.	65,000	4,722,900
		84,704,962
TOTAL FINANCIALS		405,675,671
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	260,700	16,176,435
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	150,000	7,350,000
Stryker Corp.	75,000	4,113,750
		11,463,750
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	37,500	2,587,500
CIGNA Corp.	260,600	24,970,692
HCA - The Healthcare Co.	370,000	16,720,300
Oxford Health Plans, Inc. (a)	215,000	6,149,000
Tenet Healthcare Corp. (a)	80,000	4,127,200
UnitedHealth Group, Inc.	433,600	26,774,800
Universal Health Services, Inc. Class B (a)	70,000	3,185,000
Wellpoint Health Networks, Inc. (a)	70,000	6,596,800
		91,111,292
Pharmaceuticals - 5.3%
Allergan, Inc.	85,000	7,267,500
Bristol-Myers Squibb Co.	380,000	19,874,000
Eli Lilly & Co.	200,000	14,800,000
Forest Laboratories, Inc. (a)	160,000	11,360,000
IVAX Corp. (a)	300,000	11,700,000
Johnson & Johnson	759,200	37,960,000
Merck & Co., Inc.	406,000	25,947,460

	Shares	Value (Note 1)
Pfizer, Inc.	1,577,200	$ 63,166,860
Pharmacia Corp.	200,000	9,190,000
		201,265,820
TOTAL HEALTH CARE		320,017,297
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.0%
Boeing Co.	309,600	17,213,760
General Dynamics Corp.	250,000	19,452,500
Lockheed Martin Corp.	300,000	11,115,000
United Technologies Corp.	362,406	26,549,864
		74,331,124
Commercial Services & Supplies - 1.0%
Cendant Corp. (a)	500,000	9,750,000
First Data Corp.	302,900	19,461,325
Waste Management, Inc.	275,000	8,475,500
		37,686,825
Industrial Conglomerates - 3.4%
General Electric Co.	2,048,100	99,844,875
Minnesota Mining & Manufacturing Co.	100,200	11,432,820
Tyco International Ltd.	360,000	19,620,000
		130,897,695
TOTAL INDUSTRIALS		242,915,644
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.9%
ADC Telecommunications, Inc. (a)	866,000	5,958,080
Cisco Systems, Inc. (a)	1,174,000	22,740,380
Comverse Technology, Inc. (a)	312,400	17,997,364
Corning, Inc.	360,000	6,015,600
McDATA Corp. Class A (a)	14,222	283,729
Motorola, Inc.	571,051	9,456,605
Nortel Networks Corp.	590,000	5,363,100
Scientific-Atlanta, Inc.	80,000	3,248,000
		71,062,858
Computers & Peripherals - 1.8%
EMC Corp. (a)	386,400	11,224,920
Hewlett-Packard Co.	340,000	9,724,000
International Business Machines Corp.	319,400	36,092,200
Sun Microsystems, Inc. (a)	812,200	13,157,640
		70,198,760
Electronic Equipment & Instruments - 0.2%
Thermo Electron Corp. (a)	240,000	5,284,800
Waters Corp. (a)	100,000	2,761,000
		8,045,800
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	130,000	8,125,000
Semiconductor Equipment & Products - 2.0%
Advanced Micro Devices, Inc. (a)	400,000	11,552,000
Integrated Device Technology, Inc. (a)	100,000	3,008,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Intel Corp.	1,203,200	$ 36,685,568
KLA-Tencor Corp. (a)	80,000	4,696,000
LAM Research Corp. (a)	75,300	2,262,765
Texas Instruments, Inc.	580,800	18,295,200
		76,499,533
Software - 3.0%
Adobe Systems, Inc.	530,800	24,921,060
BEA Systems, Inc. (a)	75,000	2,491,500
Microsoft Corp. (a)	897,700	64,643,377
Oracle Corp. (a)	1,010,800	19,872,328
Sybase, Inc. (a)	200,000	3,290,000
		115,218,265
TOTAL INFORMATION TECHNOLOGY		349,150,216
MATERIALS - 0.2%
Chemicals - 0.2%
Sigma Aldrich Corp.	150,000	6,075,000
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	502,300	20,227,621
McCaw International Ltd. warrants 4/16/07 (a)(g)	8,150	8,150
Ono Finance PLC rights 5/31/09 (a)(g)	1,740	5,220
Qwest Communications International, Inc.	558,495	17,799,236
Verizon Communications	175,000	9,362,500
		47,402,727
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(g)	2,845	56,900
TOTAL TELECOMMUNICATION SERVICES		47,459,627
UTILITIES - 2.6%
Electric Utilities - 1.6%
Calpine Corp. (a)	70,000	2,646,000
CMS Energy Corp.	230,000	6,405,500
Duke Energy Corp.	80,000	3,120,800
Entergy Corp.	150,000	5,758,500
FPL Group, Inc.	250,000	15,052,500
Pinnacle West Capital Corp.	112,500	5,332,500
PPL Corp.	128,500	7,067,500
Public Service Enterprise Group, Inc.	170,100	8,317,890
Reliant Energy, Inc.	190,000	6,119,900
		59,821,090
Gas Utilities - 0.1%
El Paso Corp.	100,000	5,254,000

	Shares	Value (Note 1)
Multi-Utilities - 0.9%
Dynegy, Inc. Class A	180,000	$ 8,370,000
Energy East Corp.	408,100	8,533,371
Enron Corp.	319,800	15,670,200
		32,573,571
TOTAL UTILITIES		97,648,661
TOTAL COMMON STOCKS (Cost $1,841,552,161)	1,984,562,353
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	132,243	2,645
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	97,879	10,424,114
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	367	337,640
PRIMEDIA, Inc. Series D, $10.00	13,685	1,067,430
		11,829,184
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,490	1,482,130
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	5,113	4,218,225
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	8,156,610
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp.:
$122.50 pay-in-kind	960	777,600
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp.: - continued
$130.00 pay-in-kind	729	$ 641,520
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	16,371	9,331,470
		10,750,590
TOTAL TELECOMMUNICATION SERVICES		18,907,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,436,739
TOTAL PREFERRED STOCKS (Cost $43,850,301)		36,439,384
Corporate Bonds - 18.1%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 4,940,000	4,754,750
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	300,000	305,250
Tenet Healthcare Corp. 6% 12/1/05	B1	4,710,000	4,512,769
Total Renal Care Holdings:
7% 5/15/09 (g)	B3	2,940,000	2,785,650
7% 5/15/09	B2	3,970,000	3,761,575
			11,365,244
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	6,410,000	2,299,588
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	1,745,000	1,223,681
TOTAL INFORMATION TECHNOLOGY			3,523,269
TOTAL CONVERTIBLE BONDS			19,643,263
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	1,170,000	1,185,982

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	$ 430,000	$ 262,300
TRW, Inc. 8.75% 5/15/06	Baa2	1,910,000	2,041,809
			3,490,091
Hotels, Restaurants & Leisure - 1.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,010,000	4,090,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	5,195,000	5,031,695
HMH Properties, Inc. 7.875% 8/1/08	Ba2	5,860,000	5,508,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
ITT Corp. 7.375% 11/15/15	Ba1	1,320,000	1,204,500
Mandalay Resort Group:
9.5% 8/1/08	Ba2	490,000	512,050
10.25% 8/1/07	Ba3	2,020,000	2,110,900
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	415,000	432,928
9.75% 6/1/07	Ba2	3,655,000	3,901,713
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	10,045,000	8,111,338
9.75% 6/15/07	B3	1,760,000	1,782,000
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	2,300,000	2,192,958
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	1,500,000	1,507,500
8.375% 2/15/08	Ba3	2,370,000	2,381,850
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	1,630,000	1,636,113
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	1,790,000	1,825,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	3,603,000	3,855,210
			51,698,080
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	2,480,000	2,467,600
8.875% 4/1/08	Ba3	325,000	326,625
Ryland Group, Inc. 9.125% 6/15/11	B1	1,340,000	1,326,600
Sealy Mattress Co. 9.875% 12/15/07	B2	2,895,000	2,837,100
			6,957,925
Media - 2.9%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	1,845,000	1,808,100
10.875% 10/1/10	B2	1,515,000	1,530,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	$ 1,355,000	$ 1,205,950
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	1,523,800	1,662,847
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	3,740,000	3,697,962
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(g)	B3	720,000	252,000
Century Communications Corp. 0% 1/15/08	B2	170,000	80,750
Chancellor Media Corp. 8% 11/1/08	Ba1	1,290,000	1,333,538
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	565,000	378,550
0% 4/1/11 (e)	B2	8,375,000	5,653,125
0% 5/15/11 (e)(g)	B2	2,950,000	1,681,500
10% 4/1/09	B2	3,300,000	3,341,250
10% 5/15/11 (g)	B2	1,640,000	1,656,400
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,397,500
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	3,450,000	3,177,381
Continental Cablevision, Inc. 8.3% 5/15/06	A3	5,975,000	6,433,223
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1	2,290,000	2,192,675
9.25% 11/1/05	Ba3	280,000	287,000
9.875% 5/15/06	Ba3	724,000	756,580
9.875% 4/1/23	B1	1,370,000	1,465,900
10.5% 5/15/16	Ba3	1,130,000	1,254,300
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	3,230,000	1,808,800
11.75% 12/15/05	B2	3,000,000	2,010,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	4,485,000	4,417,725
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	5,215,000	4,615,275
9.25% 11/1/07	B1	1,020,000	1,040,400
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	345,000	326,025

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	$ 2,275,000	$ 2,326,188
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	620,000	635,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	1,910,000	1,910,000
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,200,000	2,799,552
International Cabletel, Inc. 11.5% 2/1/06	B2	1,270,000	857,250
K-III Communications Corp. 8.5% 2/1/06	Ba3	465,000	439,425
Lamar Media Corp.:
9.25% 8/15/07	B1	2,275,000	2,348,938
9.625% 12/1/06	B1	2,805,000	2,959,275
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	4,300,000	4,042,860
8% 10/17/16	Baa3	2,450,000	2,471,266
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,010,000	2,010,000
NTL, Inc. 0% 4/1/08 (e)	B3	5,370,000	2,470,200
Paramount Communications, Inc. 7.5% 1/15/02	A3	1,785,000	1,812,096
Pegasus Communications Corp. 9.625% 10/15/05	B3	2,170,000	1,931,300
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	5,740,000	3,329,200
12.375% 8/1/06	B3	875,000	800,625
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2	4,160,000	4,149,600
Radio One, Inc. 8.875% 7/1/11 (g)	B3	5,840,000	5,840,000
TCI Communications, Inc. 9.8% 2/1/12	A3	4,550,000	5,415,137
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	7,848,000	6,042,960
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,550,000	1,661,259
			111,717,537
Multiline Retail - 0.3%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	3,000,000	3,015,720
8.5% 6/15/03	Baa1	2,580,000	2,719,062
JCPenney Co., Inc.:
6% 5/1/06	Ba2	445,000	369,350
6.125% 11/15/03	Ba2	130,000	123,500
6.9% 8/15/26	Ba2	1,105,000	1,060,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.375% 6/15/04	Ba2	$ 420,000	$ 401,100
7.375% 8/15/08	Ba2	135,000	120,150
7.4% 4/1/37	Ba2	455,000	418,600
7.6% 4/1/07	Ba2	135,000	124,875
7.95% 4/1/17	Ba2	205,000	166,050
Kmart Corp. 9.375% 2/1/06	Baa3	3,730,000	3,636,750
			12,155,957
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	3,110,000	3,208,836
TOTAL CONSUMER DISCRETIONARY			189,228,426
CONSUMER STAPLES - 0.8%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	4,390,000	4,332,579
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa2	1,350,000	1,026,000
6.5% 10/1/03 (g)(i)	Caa2	320,000	304,000
6.875% 8/15/13	Caa2	855,000	632,700
7.625% 4/15/05	Caa2	1,845,000	1,605,150
11.25% 7/1/08 (g)	Caa2	2,660,000	2,679,950
			10,580,379
Food Products - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,200,000	3,259,488
Del Monte Corp. 9.25% 5/15/11 (g)	B3	1,685,000	1,701,850
Kellogg Co. 6.6% 4/1/11 (g)	Baa2	1,490,000	1,443,438
Nabisco, Inc. 6.85% 6/15/05	A2	3,930,000	4,017,325
			10,422,101
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	1,105,000	1,121,575
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,059,293
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,500,000	3,550,610
			7,609,903
TOTAL CONSUMER STAPLES			29,733,958

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1	$ 310,000	$ 297,600
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	890,000	872,200
8.125% 4/1/11 (g)	B2	2,460,000	2,300,100
8.5% 3/15/12	B2	2,600,000	2,548,000
Nuevo Energy Co. 9.375% 10/1/10	B1	1,980,000	1,960,200
Oryx Energy Co.:
8% 10/15/03	Baa1	3,055,000	3,206,956
8.375% 7/15/04	Baa1	2,335,000	2,480,961
Petro-Canada yankee 7% 11/15/28	A3	1,290,000	1,235,768
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	1,880,000	2,146,622
Plains Resources, Inc. 10.25% 3/15/06	B2	1,915,000	1,972,450
			18,723,257
TOTAL ENERGY			19,020,857
FINANCIALS - 4.7%
Banks - 1.4%
Bank of America Corp. 7.8% 2/15/10	Aa3	1,120,000	1,189,798
Bank One Corp. 7.875% 8/1/10	A1	7,050,000	7,556,825
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,736,431
Capital One Bank:
6.375% 2/15/03	Baa2	2,870,000	2,875,970
6.48% 6/28/02	Baa2	1,740,000	1,742,714
6.65% 3/15/04	Baa3	2,320,000	2,307,542
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	1,700,000	1,897,863
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	8,340,000	8,615,220
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,730,000	1,811,864
Home Savings of America FSB 6.5% 8/15/04	A3	2,830,000	2,850,970
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	500,000	516,195
Korea Development Bank:
6.625% 11/21/03	Baa2	4,165,000	4,235,638
7.125% 4/22/04	Baa2	2,015,000	2,073,354
7.375% 9/17/04	Baa2	615,000	638,868
Long Island Savings Bank FSB 7% 6/13/02	Baa3	3,400,000	3,447,328
PNC Funding Corp. 6.875% 3/1/03	A3	2,020,000	2,075,146
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	$ 3,230,000	$ 3,385,040
9.118% 3/31/49	A1	2,655,000	2,934,572
Union Planters Corp. 7.75% 3/1/11	Baa2	3,160,000	3,263,648
			55,154,986
Diversified Financials - 2.5%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	515,000	566,552
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	4,250,000	4,314,898
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,200,000	2,222,660
6.6% 5/15/05	A2	4,410,000	4,402,856
Associates Corp. of North America 5.8% 4/20/04	Aa3	4,880,000	4,923,871
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,130,000	2,170,449
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	620,000	627,750
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,040,000	4,537,210
Cellco Finance NV yankee:
12.75% 8/1/05	B3	2,345,000	1,876,000
15% 8/1/05	Caa1	620,000	520,800
CIT Group, Inc. 5.5% 2/15/04	A2	680,000	671,928
Citigroup, Inc. 7.25% 10/1/10	Aa3	7,335,000	7,614,097
ComEd Financing II 8.5% 1/15/27	Baa3	2,800,000	2,731,960
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	3,950,000	4,040,297
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	590,000	262,550
7% 12/15/06	Caa3	290,000	113,100
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	1,080,000	486,000
Details Capital Corp. 0% 11/15/07 (e)	B3	505,000	484,800
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	755,000	762,550
Ford Motor Credit Co.:
7.375% 2/1/11	A2	1,150,000	1,166,825
7.5% 3/15/05	A2	3,850,000	4,000,304
7.875% 6/15/10	A2	1,690,000	1,772,235

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. 6.75% 1/15/06	A2	$ 1,290,000	$ 1,315,542
Household Finance Corp. 6.5% 1/24/06	A2	3,100,000	3,151,553
HSBC Capital Funding LP:
9.547% 12/31/49 (f)(g)	A1	1,600,000	1,802,048
10.176% 12/31/49 (f)(g)	A1	2,600,000	3,201,796
IOS Capital, Inc. 9.75% 6/15/04	Baa2	1,690,000	1,681,550
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2	1,520,000	1,550,400
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,315,000	1,343,443
NiSource Finance Corp. 7.875% 11/15/10	Baa2	4,065,000	4,278,778
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	5,950,000	5,057,500
PTC International Finance II SA yankee 11.25% 12/1/09	B2	870,000	904,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	4,580,000	4,542,673
SESI LLC 8.875% 5/15/11 (g)	B1	2,550,000	2,524,500
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	1,080,000	991,375
6.875% 11/15/28	Baa1	1,980,000	1,663,952
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,510,000	2,524,658
6.75% 5/15/09	Baa1	3,925,000	3,718,898
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,100,000	3,354,448
			93,877,606
Real Estate - 0.8%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,590,000	1,576,660
7.125% 3/15/04	Baa2	4,200,000	4,202,058
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	2,950,000	2,988,763
EOP Operating LP:
6.375% 2/15/03	Baa1	3,600,000	3,657,564
6.75% 2/15/08	Baa1	1,590,000	1,565,053
7.75% 11/15/07	Baa1	3,220,000	3,401,028
ERP Operating LP:
6.55% 11/15/01	A3	1,500,000	1,510,425
7.1% 6/23/04	A3	3,980,000	4,107,917
LNR Property Corp. 10.5% 1/15/09	B1	2,425,000	2,425,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Meditrust Corp. 7.82% 9/10/26	Ba3	$ 2,215,000	$ 2,126,400
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	2,110,000	2,199,675
			29,760,543
TOTAL FINANCIALS			178,793,135
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	655,000	618,975
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (g)	B2	725,000	743,125
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	2,330,000	1,118,400
Medpartners, Inc. 7.375% 10/1/06	Ba3	1,020,000	999,600
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2	1,960,000	2,018,800
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	465,000	476,625
8.625% 12/1/03	Ba1	815,000	843,525
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	2,325,000	2,377,313
Unilab Corp. 12.75% 10/1/09	B3	725,000	841,000
			9,418,388
TOTAL HEALTH CARE			10,037,363
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	3,465,000	3,499,650
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	1,110,000	1,125,011
7.73% 9/15/12	Baa1	391,300	389,059
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	895,000	941,459
			2,455,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 375,000	$ 373,125
7.625% 1/1/06	Ba3	2,900,000	2,856,500
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,033,900
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,098,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	325,000	324,188
8.625% 4/1/13	B2	1,320,000	1,320,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	507,450
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675
			8,242,838
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	2,140,000	2,268,400
Numatics, Inc. 9.625% 4/1/08	Caa2	170,000	107,100
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	3,790,000	3,758,316
			6,133,816
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2	2,990,000	3,034,850
Road & Rail - 0.7%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,390,000	3,149,141
CSX Corp.:
6.25% 10/15/08	Baa2	2,385,000	2,309,348
6.46% 6/22/05	Baa2	5,120,000	5,181,440
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	6,610,000	6,760,840
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	5,450,000	4,632,500
10.25% 6/15/07	B1	3,765,000	3,652,050
			25,685,319
TOTAL INDUSTRIALS			49,052,002
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	2,350,000	1,873,373
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	5,970,000	2,388,000
			4,261,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 3,700,000	$ 3,760,606
IT Consulting & Services - 0.1%
Comdisco, Inc. 6.375% 11/30/01	Caa1	3,995,000	3,036,200
Semiconductor Equipment & Products - 0.0%
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	3,000,000	2,580,000
TOTAL INFORMATION TECHNOLOGY			13,638,179
MATERIALS - 0.7%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	3,955,000	3,935,225
Huntsman Corp. 9.5% 7/1/07 (g)	Caa1	4,485,000	2,780,700
IMC Global, Inc. 7.4% 11/1/02	Ba2	470,000	445,325
			7,161,250
Containers & Packaging - 0.2%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	410,000	412,050
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	265,000	127,200
7.125% 9/1/02	Caa3	1,630,000	937,250
7.375% 12/15/26	Caa3	555,000	205,350
8% 4/15/23	Caa3	120,000	44,400
8.375% 1/15/05	Caa3	775,000	310,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	2,445,000	1,540,350
9.75% 6/15/07	Caa1	3,675,000	2,315,250
Packaging Corp. of America 9.625% 4/1/09	B1	2,185,000	2,316,100
			8,207,950
Metals & Mining - 0.2%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	160,000	168,000
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3	170,000	177,225
9.625% 5/15/08	B2	1,552,000	1,629,600
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	5,060,000	4,991,690
			6,966,515

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 3,320,000	$ 3,220,400
Riverwood International Corp. 10.625% 8/1/07 (g)	B3	1,700,000	1,742,500
			4,962,900
TOTAL MATERIALS			27,298,615
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
AT&T Corp. 6.5% 3/15/29	A2	3,685,000	3,137,483
British Telecommunications PLC 7.875% 12/15/05	Baa1	2,920,000	3,075,148
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	3,020,000	3,239,916
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,900,000	2,957,710
9.25% 5/15/11	Baa2	3,785,000	3,920,692
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	2,580,000	2,617,539
France Telecom SA:
7.2% 3/1/06 (g)	A3	1,590,000	1,637,716
8.5% 3/1/31 (g)	A3	1,610,000	1,683,722
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	2,430,000	2,144,475
0% 3/1/09 (e)	B3	1,410,000	1,029,300
8.5% 1/15/08	B2	640,000	624,000
8.6% 6/1/08	B2	90,000	87,750
8.875% 11/1/07	B2	50,000	48,750
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	3,410,000	3,379,685
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	7,505,000	2,101,400
Nextel International, Inc. 12.75% 8/1/10	Caa1	895,000	277,450
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,540,000	5,450,584
Telefonica Europe BV 8.25% 9/15/30	A2	2,760,000	2,895,737
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	2,720,000	2,801,600
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	340,000	331,911
TELUS Corp. yankee 8% 6/1/11	Baa2	3,525,000	3,584,573
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 6,155,000	$ 3,754,550
0% 5/1/08 (e)	B3	9,805,000	7,745,950
			58,527,641
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (g)	Baa2	560,000	561,400
Dobson Communications Corp. 10.875% 7/1/10	B3	1,235,000	1,235,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	9,795,000	9,746,025
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	2,845,000	1,081,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	4,570,000	3,975,900
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	16,310,000	10,764,600
0% 2/15/08 (e)	B1	840,000	546,000
Orange PLC yankee 9% 6/1/09	A3	3,455,000	3,593,200
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	4,785,000	2,966,700
10.625% 7/15/10	B3	715,000	664,950
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	13,420,000	11,004,400
10.375% 11/15/09	Baa1	7,440,000	8,481,600
			54,620,875
TOTAL TELECOMMUNICATION SERVICES			113,148,516
UTILITIES - 1.1%
Electric Utilities - 0.9%
AES Corp.:
9.375% 9/15/10	Ba1	4,480,000	4,480,000
9.5% 6/1/09	Ba1	1,165,000	1,185,388
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	3,960,000	3,627,241
6.73% 12/11/02 (g)	Baa2	4,910,000	4,934,697
CMS Energy Corp.:
7.5% 1/15/09	Ba3	985,000	920,975
8.375% 7/1/03	Ba3	1,755,000	1,737,450
9.875% 10/15/07	Ba3	1,655,000	1,721,200

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Hydro-Quebec yankee 8.4% 3/28/25	A2	$ 2,620,000	$ 3,061,905
Illinois Power Co. 7.5% 6/15/09	Baa1	1,880,000	1,907,993
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	3,920,000	3,496,130
7.875% 12/15/26 (g)	A3	1,960,000	1,774,937
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	533,250
7.05% 3/1/24	B3	340,000	272,000
7.875% 3/1/02	B3	790,000	718,900
PSI Energy, Inc. 6.65% 6/15/06 (g)	A3	2,055,000	2,034,462
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	376,159
			32,782,687
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	885,000	873,672
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,663,144
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,198,735
			4,735,551
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	3,370,000	3,370,000
TOTAL UTILITIES			40,888,238
TOTAL NONCONVERTIBLE BONDS			670,839,289
TOTAL CORPORATE BONDS (Cost $703,971,959)			690,482,552
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
5.25% 6/15/06	Aaa	4,720,000	4,652,126
5.5% 5/2/06	AA-	4,185,000	4,143,150
6.25% 2/1/11	Aa2	2,115,000	2,088,224
7.25% 1/15/10	Aaa	6,200,000	6,662,086
7.25% 5/15/30	Aaa	4,280,000	4,636,357
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,232,180
Federal Home Loan Bank:
5% 2/28/03	Aaa	15,740,000	15,872,846
6.375% 11/15/02	Aaa	21,050,000	21,628,875
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.875% 3/21/11	Aa2	$ 9,265,000	$ 8,890,045
6% 6/15/11	Aaa	7,465,000	7,357,504
6.875% 1/15/05	Aaa	3,255,000	3,421,819
6.875% 9/15/10	Aaa	3,900,000	4,093,167
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	2,848,843
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			88,527,222
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.99% 7/12/01 to 8/16/01 (h)	-	11,000,000	10,986,528
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	20,565,000	21,168,994
6.125% 8/15/29	Aaa	2,455,000	2,542,840
6.25% 5/15/30	Aaa	3,730,000	3,950,853
7.625% 2/15/25	Aaa	1,290,000	1,570,575
8.125% 8/15/19	Aaa	32,210,000	40,106,282
8.875% 8/15/17	Aaa	2,000,000	2,625,320
11.25% 2/15/15	Aaa	10,640,000	16,099,597
11.75% 2/15/10 (callable)	Aaa	13,045,000	15,949,600
12% 8/15/13	Aaa	3,740,000	5,175,823
13.875% 5/15/11 (callable)	Aaa	8,150,000	11,197,367
U.S. Treasury Notes:
6.5% 2/15/10	Aaa	5,195,000	5,579,742
7% 7/15/06	Aaa	7,255,000	7,869,426
7.25% 8/15/04	Aaa	1,404,000	1,507,110
TOTAL U.S. TREASURY OBLIGATIONS			146,330,057
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $229,874,459)			234,857,279
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 7.4%
6% 6/1/13 to 1/1/29	Aaa	49,316,075	48,052,311
6.5% 5/1/23 to 6/1/31	Aaa	108,071,670	106,501,935
7% 8/1/13 to 3/1/29	Aaa	88,230,210	88,792,486
7.5% 7/1/16 to 6/1/30	Aaa	28,427,377	29,031,867

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.5% 7/1/31 (l)	Aaa	$ 4,640,000	$ 4,732,800
8% 1/1/26 to 6/1/30	Aaa	5,613,180	5,799,677
TOTAL FANNIE MAE			282,911,076
Freddie Mac - 0.4%
7.5% 5/1/17 to 11/1/30	Aaa	13,195,330	13,485,708
8% 7/1/17 to 5/1/27	Aaa	369,739	384,134
8.5% 7/1/22 to 6/1/23	Aaa	22,960	24,553
TOTAL FREDDIE MAC			13,894,395
Government National Mortgage Association - 2.0%
6% 12/15/08 to 6/15/09	Aaa	1,839,964	1,844,011
6.5% 6/15/08 to 8/15/27	Aaa	31,050,777	30,965,772
7% 7/15/28	Aaa	14,969,772	15,105,398
7.5% 9/15/22 to 8/15/28	Aaa	15,710,821	16,133,082
8% 5/15/25 to 1/15/31	Aaa	9,084,685	9,411,207
8.5% 12/15/16 to 12/15/30	Aaa	4,604,163	4,811,686
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			78,271,156
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $370,468,883)			375,076,627
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	800,037	456,021
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	3,730,000	3,777,208
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	2,950,000	2,949,078
CIT Marine Trust 5.8% 4/15/10	Aaa	5,792,443	5,876,615
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	176,161	175,775
CPS Auto Receivables Trust 6% 8/15/03	Aaa	1,008,357	1,008,987
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,626,594
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,305,774
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	1,055,000	1,054,341
6.4% 12/15/02	Aaa	1,480,000	1,502,431
7.03% 11/15/03	Aaa	704,000	719,840
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (g)(i)	Baa2	$ 613,933	$ 612,206
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,769,354
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	1,094,796	1,091,204
TOTAL ASSET-BACKED SECURITIES (Cost $30,971,787)			30,925,428
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (g)(i)	Ba3	769,403	365,141
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,132,921
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	2,600,000	2,502,297
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	4,742,070	4,946,548
TOTAL U.S. GOVERNMENT AGENCY			10,581,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,658,250)			10,946,907
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (i)	Aaa	45,638,900	3,044,973
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	1,900,000	1,259,938
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	3,000,000	3,086,133
Class B, 7.48% 2/1/08	A	2,320,000	2,381,625

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (g)(i)	Baa1	$ 5,490,000	$ 5,496,835
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,730,000	5,721,909
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,007,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	3,500,000	3,619,219
Class C1, 7.52% 5/15/06 (g)	A2	2,300,000	2,372,594
Class D1, 7.77% 5/15/06 (g)	Baa2	2,200,000	2,239,188
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (i)	-	1,600,000	1,261,104
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	8,640,000	8,682,187
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (g)(i)	-	500,000	97,500
Series 1997-B Class E, 7.8912% 9/15/19 (g)(i)	-	750,000	30,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	2,173,535	2,038,029
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(i)	-	1,300,000	1,012,172
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	750,000	710,391
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(i)	Baa3	4,930,000	4,624,956
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	$ 2,920,627	$ 2,897,810
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (g)(i)	-	800,000	757,294
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,473,000	1,024,656
Class L, 7.9% 11/15/26 (g)	-	1,133,000	630,231
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,446,949
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,200,000	4,207,875
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	4,120,000	4,002,838
Class E2, 7.224% 12/15/10 (g)	Baa3	2,450,000	2,331,328
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,676,431)			69,984,797
Foreign Government and Government Agency Obligations (j) - 0.3%

Newfoundland Province yankee 11.625% 10/15/07	Baa1	2,000,000	2,560,400
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	3,350,000	3,431,104
United Mexican States:
8.375% 1/14/11	Baa3	2,235,000	2,257,350
9.875% 2/1/10	Baa3	2,770,000	3,030,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,860,834)			11,279,234
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $4,720,123)	Aaa	4,750,000	4,875,068
Floating Rate Loans - 1.5%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (i)	-	$ 295,334	$ 280,567
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (i)	Ba2	2,470,000	2,494,700
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (i)	-	425,000	426,594
			2,921,294
Household Durables - 0.0%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (i)	Ba3	659,272	664,217
Tranche C term loan 6.1875% 12/15/05 (i)	Ba3	475,398	478,964
Tranche D term loan 6.4375% 12/15/06 (i)	Ba3	605,615	610,157
			1,753,338
Media - 0.1%
Century-TCI California L.P. Tranche B term loan 6.86% 12/31/07 (i)	Ba3	1,500,000	1,496,250
Emmis Communications Corp. Tranche B term loan 7.0058% 8/31/09 (i)	Ba2	500,000	500,000
LIN Television Corp. Tranche B term loan 7.82% 9/30/07 (i)	-	458,660	456,366
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (i)	-	1,259,411	1,227,925
			3,680,541
TOTAL CONSUMER DISCRETIONARY			8,635,740
CONSUMER STAPLES - 0.1%
Food & Drug Retailing - 0.0%
Duane Reade, Inc. Tranche B term loan 7.7487% 2/15/05 (i)	-	631,343	631,343
Tobacco - 0.1%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (i)	A2	1,786,749	1,809,083
TOTAL CONSUMER STAPLES			2,440,426
FINANCIALS - 0.4%
Diversified Financials - 0.4%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (i)	-	694,640	646,015
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (i)	-	$ 1,800,000	$ 1,800,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (i)	Ba3	650,000	643,500
Tranche B term loan 8.01% 12/31/07 (i)	-	1,700,000	1,700,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (i)	Ba3	5,270,000	5,204,125
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (i)	Ba2	950,000	878,750
Tranche C term loan 7.75% 12/31/08 (i)	Ba2	950,000	878,750
PMC (Nova Scotia) Co. term loan 6.77% 5/5/06 (i)	-	1,000,000	1,003,750
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (i)	B2	1,270,000	1,260,475
WCI Capital Corp. Tranche B term loan 12.25% 9/30/07 (i)	B2	1,000,000	230,000
			14,245,365
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (i)	-	796,875	798,867
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (i)	B1	979,841	990,864
			1,789,731
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	528,975	525,008
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	634,770	630,010
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (i)	Ba3	2,150,000	2,155,375
			3,310,393

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Machinery - 0.0%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (i)	-	$ 1,745,625	$ 1,747,807
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
Tranche A term loan 8.1686% 12/30/05 (i)	Ba1	933,333	928,667
Tranche B term loan 7.2712% 12/29/06 (i)	Ba1	1,194,000	1,198,478
			2,127,145
TOTAL INDUSTRIALS			7,185,345
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Exodus Communications, Inc. Tranche B term loan 7.3033% 10/31/07 (i)	B+	1,150,000	1,144,250
MATERIALS - 0.3%
Chemicals - 0.1%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (i)	-	776,938	783,736
Tranche C term loan 7.219% 6/30/08 (i)	-	1,310,617	1,322,085
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (i)	-	1,556,903	1,591,934
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (i)	-	1,050,000	1,060,500
			4,758,255
Containers & Packaging - 0.1%
Ball Corp. Tranche B term loan 5.8125% 3/10/06 (i)	Ba2	1,984,733	1,989,695
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (i)	-	840,290	840,290
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (i)	-	694,311	687,368
			3,517,353
Paper & Forest Products - 0.1%
Jefferson Smurfit Corp. Tranche B term loan 6.0625% 3/31/07 (i)	-	1,500,000	1,500,000
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Riverwood International Corp. Tranche B term loan 7% 2/28/04 (i)	B1	$ 1,036,610	$ 1,048,272
Stone Container Corp. Tranche E term loan 7.5935% 10/1/03 (i)	B+	1,590,850	1,596,816
			4,145,088
TOTAL MATERIALS			12,420,696
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (i)	-	2,000,000	2,010,000
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (i)	-	2,500,000	2,481,250
			4,491,250
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (i)	-	2,500,000	2,250,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (i)	-	1,370,000	1,298,075
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (i)	Ba2	2,100,000	2,079,000
			5,627,075
TOTAL TELECOMMUNICATION SERVICES			10,118,325
TOTAL FLOATING RATE LOANS (Cost $59,363,054)			57,979,878
Commercial Paper - 0.2%

British Telecommunications PLC 4.8538% 10/9/01 (i) (Cost $6,796,295)	6,800,000	6,777,410
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (c)	160,389,226	$ 160,389,226
Fidelity Money Market Central Fund, 4.21% (c)	123,860,162	123,860,162
TOTAL MONEY MARKET FUNDS (Cost $284,249,388)		284,249,388
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,669,013,925)		3,798,436,305
NET OTHER ASSETS - 0.7%		25,413,080
NET ASSETS - 100%		$ 3,823,849,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
579 S&P 500 Stock Index Contracts	Sept. 2001	$ 178,288,575	$ (8,765,669)

The face value of futures purchased as a percentage of net assets - 4.7%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $141,687,420 or 3.7% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,987,753.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(l) Security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	21.4%	AAA, AA, A	19.2%
Baa	6.8%	BBB	5.7%
Ba	2.3%	BB	2.6%
B	5.8%	B	5.9%
Caa	1.2%	CCC	0.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,027,027,954 and $1,202,826,253, respectively, of which long-term U.S. Government and government agency obligations aggregated $405,347,267 and $541,150,843, respectively.

The market value of futures contracts opened and closed during the period amounted to $489,804,907 and $473,559,015, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $833 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,580,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $57,979,878 or 1.5% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,671,373,636. Net unrealized appreciation aggregated $127,062,669, of which $413,982,852 related to appreciated investment securities and $286,920,183 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,669,013,925) - See accompanying schedule		$ 3,798,436,305
Cash		3,572,568
Receivable for investments sold		21,958,880
Receivable for fund shares sold		1,127,557
Dividends receivable		1,190,956
Interest receivable		16,374,903
Receivable for daily variation on futures contracts		680,325
Other receivables		14,570
Total assets		3,843,356,064
Liabilities
Payable for investments purchased Regular delivery	$ 10,486,415
Delayed delivery	4,766,150
Payable for fund shares redeemed	2,199,015
Accrued management fee	1,698,038
Distribution fees payable	4,192
Other payables and accrued expenses	352,869
Total liabilities		19,506,679
Net Assets		$ 3,823,849,385
Net Assets consist of:
Paid in capital		$ 3,676,364,251
Undistributed net investment income		83,751,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,923,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,656,788
Net Assets		$ 3,823,849,385
Initial Class: Net Asset Value, offering price and redemption price per share ($3,784,918,053 ÷ 259,339,301 shares)		$14.59
Service Class: Net Asset Value, offering price and redemption price per share ($30,530,517 ÷ 2,104,294 shares)		$14.51
Service Class 2: Net Asset Value, offering price and redemption price per share ($8,400,815 ÷ 580,829 shares)		$14.46

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,823,612
Interest		71,925,625
Security lending		1,953
Total income		84,751,190
Expenses
Management fee	$ 10,440,218
Transfer agent fees	1,294,860
Distribution fees	22,867
Accounting and security lending fees	323,084
Custodian fees and expenses	34,575
Audit	19,831
Legal	9,609
Reports to shareholders	218,832
Total expenses before reductions	12,363,876
Expense reductions	(56,910)	12,306,966
Net investment income		72,444,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,487,728)
Foreign currency transactions	111
Futures contracts	(18,531,436)	(58,019,053)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(161,659,529)
Assets and liabilities in foreign currencies	(270)
Futures contracts	(652,131)	(162,311,930)
Net gain (loss)		(220,330,983)
Net increase (decrease) in net assets resulting from operations		$ (147,886,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 72,444,224	$ 169,689,841
Net realized gain (loss)	(58,019,053)	71,952,466
Change in net unrealized appreciation (depreciation)	(162,311,930)	(417,674,101)
Net increase (decrease) in net assets resulting from operations	(147,886,759)	(176,031,794)
Distributions to shareholders From net investment income	(165,533,399)	(155,528,551)
From net realized gain	(62,082,268)	(361,637,025)
Total distributions	(227,615,667)	(517,165,576)
Share transactions - net increase (decrease)	35,814,466	(103,868,167)
Total increase (decrease) in net assets	(339,687,960)	(797,065,537)
Net Assets
Beginning of period	4,163,537,345	4,960,602,882
End of period (including undistributed net investment income of $83,751,354 and $177,028,055, respectively)	$ 3,823,849,385	$ 4,163,537,345

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	8,491,079	$ 126,014,471	15,773,125	$ 262,419,927
Reinvested	14,767,544	225,648,009	31,454,002	514,587,479
Redeemed	(21,830,538)	(322,703,175)	(53,688,174)	(896,416,716)
Net increase (decrease)	1,428,085	$ 28,959,305	(6,461,047)	$ (119,409,310)
Service Class Sold	251,106	$ 3,688,525	741,504	$ 12,184,248
Reinvested	110,168	1,674,550	157,694	2,567,255
Redeemed	(178,671)	(2,639,083)	(251,421)	(4,163,614)
Net increase (decrease)	182,603	$ 2,723,992	647,777	$ 10,587,889
Service Class 2 A Sold	292,461	$ 4,301,743	312,250	$ 5,136,587
Reinvested	19,334	293,108	666	10,842
Redeemed	(32,102)	(463,682)	(11,780)	(194,175)
Net increase (decrease)	279,693	$ 4,131,169	301,136	$ 4,953,254
Distributions From net investment income Initial Class		$ 164,107,625		$ 154,762,338
Service Class		1,212,605		762,991
Service Class 2 A		213,169		3,222
Total		$ 165,533,399		$ 155,528,551
From net realized gain Initial Class		$ 61,540,384		$ 359,825,141
Service Class		461,945		1,804,264
Service Class 2 A		79,939		7,620
Total		$ 62,082,268		$ 361,637,025
		$ 227,615,667		$ 517,165,576

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.27 D	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(.81)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.54)	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.64)	(.60) G	(.60)	(.57)	(.59)	(.57)
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	(1.48)	(.47)
Total distributions	(.88)	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 14.59	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.62)%	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,784,918	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.63% A	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after all expense reductions	.63% A	.61%	.62% F	.63% F	.64% F	.73% F
Ratio of net investment income to average net assets	3.69% A	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	56% A	76%	94%	113%	101%	168%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income D	.26	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(.79)	(1.31)	1.29	1.82	.29
Total from investment operations	(.53)	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.63)	(.59) G	(.60)	(.57)	-
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 14.51	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C	(3.58)%	(4.06)%	11.01%	14.82%	2.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,531	$ 30,583	$ 23,677	$ 5,801	$ 10
Ratio of expenses to average net assets	.73% A	.72%	.74%	.78%	.75% A
Ratio of expenses to average net assets after all expense reductions	.73% A	.71% F	.73% F	.77% F	.75% A
Ratio of net investment income to average net assets	3.59% A	3.62%	3.25%	3.49%	3.52% A
Portfolio turnover rate	56% A	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income C	.25	.53
Net realized and unrealized gain (loss)	(.80)	(.84)
Total from investment operations	(.55)	(.31)
Less Distributions
From net investment income	(.64)	(.59) E
From net realized gain	(.24)	(1.38) E
Total distributions	(.88)	(1.97)
Net asset value, end of period	$ 14.46	$ 15.89
Total Return B	(3.72)%	(1.97)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,401	$ 4,785
Ratio of expenses to average net assets	.89% A	.88% A
Ratio of net investment income to average net assets	3.43% A	3.46% A
Portfolio turnover rate	56% A	76%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 year	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class 2	-16.66%	8.80%	11.66%
Fidelity Asset Manager: Growth Composite	-7.57%	12.49%	14.81%
S&P 500	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
LB 3 Month T-Bill	5.95%	5.48%	5.55%
Variable Annuity Flexible Portfolio Funds Average	-3.22%	10.31%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 80 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2 on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $20,429 - a 104.29% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have been $29,025 over the same period - a 190.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have been $16,460 - a 64.60% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $24,259 - a 142.59% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	3.3
Microsoft Corp.	2.6
Citigroup, Inc.	2.2
Exxon Mobil Corp.	2.1
Pfizer, Inc.	1.7
11.9
Top Five Market Sectors as of June 30, 2001
(stocks only)	% of fund's net assets
Information Technology	15.2
Financials	14.3
Health Care	12.7
Consumer Discretionary	8.0
Energy	6.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stock Class	77.2%
Bond Class	21.8%
Short-Term Class	1.0%

* Foreign investments 3.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bart Grenier, Portfolio Manager of Asset Manager: Growth Portfolio

Q. How did the fund perform, Bart?

A. For the six-month period that ended June 30, 2001, the fund underperformed the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which returned -3.53% and -2.87%, respectively. Similarly, for the 12 months that ended June 30, 2001, the fund trailed the Fidelity Composite index and Lipper average, which returned -7.57% and -3.22%, respectively.

Q. How did your asset-allocation decisions influence
performance during the six-month period?

A. I continued to overweight equities, allocating just over 77% - compared to 70% in a neutral weighting - to stocks on average during the period. Maintaining a longer-term view with this fund, I felt that I needed to carry some additional exposure to higher-risk assets, such as stocks, that I felt were poised to outperform when the economy snaps back and company fundamentals begin to show signs of improving. Given the generally weak showing for stocks relative to most other asset classes during the period, having even the slightest emphasis here hurt. In contrast, our fixed-income strategy fared quite well. We benefited from allocating much of the bond subportfolio to high-yield securities - not included in the benchmark - which nearly doubled the return of our investment-grade debt holdings during the period and helped narrow the performance gap relative to the index.

Q. What factors influenced the fund's equity holdings?

A. Steve Snider - who directed the fund's equity investments - used quantitative models that emphasized companies exhibiting positive earnings trends and good relative price strength. However, given the market's willingness in January to bid up many of the most beaten-down, unpromising stocks with deteriorating fundamentals and sagging prices, we gave up quite a bit relative to the index. Steve outperformed the index during the final five months of the period through strong stock picking, but it wasn't enough to pull us out of the hole that was dug at the outset of the period. As was the case for the fund in 2000, diversified financial stocks led the way - including auto financing firm AmeriCredit, BancWest and insurer Loews - followed by health stocks. Despite lagging the overall market, the health sector provided us with several winners from the service industry, most notably Quest Diagnostics, Tenet Healthcare and Caremark Rx. On the down side, the fund suffered a sharp sell-off in energy stocks late in the period, particularly among exploration and production companies such as EOG Resources and Mitchell Energy. Finally, the fund's positioning in technology - the period's worst performing sector - dampened returns. Despite owning a handful of smaller-cap stocks from the software group, such as Advent and NVIDIA, that bucked the tech-wreck and fared well, we had several tech hardware names that fell apart during the period. Three stocks - Powerwave Technologies, Waters and TranSwitch - accounted for more than a third of our underperformance relative to the index. We trailed our Lipper peers, because they tended to be more conservatively postured than we were during the period.

Q. How did the fund's bond holdings fare?

A. On the high-yield front, Mark Notkin did a great job of avoiding some of the severe credit problems that plagued several corporate issuers during the period. By far, the key to performance was strong security selection, specifically within a weak telecommunications sector, which suffered from poor fundamentals and a dwindling supply of available funding. The fund's investment-grade holdings, managed by Charlie Morrison, also performed nicely. Diversification and credit selection were key ingredients here. Having an emphasis on the spread sectors, particularly corporate bonds, in front of a backdrop of aggressive Federal Reserve Board easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries by healthy margins during the period. The corporate market's strong showing was particularly noteworthy given a record amount of new supply during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested the strategic cash portion of the Asset Manager: Growth Portfolio's money market investments in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. I'm optimistic about the prospects for higher-risk assets going forward, as evidenced by the fund's overweighting in equities and high-yield bonds as of the end of the period. I feel that the ingredients for a more positive environment for these securities are now in place - namely liquidity growth, a steep yield curve, narrowing credit spreads, strong money growth and federal tax rebates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: maximize total return over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: January 3, 1995

Size: as of June 30, 2001, more than $443 million

Manager: Bart Grenier, since 2000; joined Fidelity in 1991

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
Exide Corp. warrants 3/18/06 (a)	314	$ 1,178
Automobiles - 0.3%
Harley-Davidson, Inc.	25,900	1,219,372
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	18,450	476,933
International Game Technology (a)	33,300	2,089,575
Starbucks Corp. (a)	14,800	325,748
Tricon Global Restaurants, Inc. (a)	15,800	693,620
Wendy's International, Inc.	18,000	459,720
		4,045,596
Household Durables - 0.4%
Lennar Corp.	20,000	834,000
Pulte Homes, Inc.	21,900	933,597
		1,767,597
Media - 2.5%
AOL Time Warner, Inc. (a)	130,500	6,916,500
NTL, Inc. warrants 10/14/08 (a)	427	2,562
Viacom, Inc. Class B (non-vtg.) (a)	46,100	2,385,675
Walt Disney Co.	63,400	1,831,626
		11,136,363
Multiline Retail - 1.9%
Kohls Corp. (a)	2,500	156,825
Sears, Roebuck & Co.	24,500	1,036,595
The May Department Stores Co.	24,500	839,370
Wal-Mart Stores, Inc.	135,900	6,631,920
		8,664,710
Specialty Retail - 1.3%
Home Depot, Inc.	70,400	3,277,120
RadioShack Corp.	17,500	533,750
Talbots, Inc.	46,600	2,038,750
		5,849,620
Textiles & Apparel - 0.3%
Liz Claiborne, Inc.	7,400	373,330
Reebok International Ltd. (a)	24,000	766,800
		1,140,130
TOTAL CONSUMER DISCRETIONARY		33,824,566
CONSUMER STAPLES - 3.5%
Beverages - 1.4%
PepsiCo, Inc.	66,800	2,952,560
The Coca-Cola Co.	75,300	3,388,500
		6,341,060
Food & Drug Retailing - 0.3%
Sysco Corp.	46,200	1,254,330

	Shares	Value (Note 1)
Food Products - 0.4%
Campbell Soup Co.	20,000	$ 515,000
Hershey Foods Corp.	20,000	1,234,200
		1,749,200
Household Products - 0.6%
Procter & Gamble Co.	39,800	2,539,240
Tobacco - 0.8%
Philip Morris Companies, Inc.	68,500	3,476,375
TOTAL CONSUMER STAPLES		15,360,205
ENERGY - 6.3%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	14,000	431,480
Nabors Industries, Inc. (a)	11,700	435,240
Schlumberger Ltd. (NY Shares)	21,100	1,110,915
Tidewater, Inc.	18,000	678,600
		2,656,235
Oil & Gas - 5.7%
Anadarko Petroleum Corp.	11,200	605,136
Apache Corp.	13,000	659,750
Ashland, Inc.	25,000	1,002,500
Devon Energy Corp.	29,000	1,522,500
EOG Resources, Inc.	40,900	1,453,995
Equitable Resources, Inc.	49,600	1,652,176
Exxon Mobil Corp.	106,000	9,259,100
Mitchell Energy & Development Corp. Class A	29,800	1,378,250
Noble Affiliates, Inc.	41,500	1,467,025
Royal Dutch Petroleum Co. (NY Shares)	65,200	3,799,204
Valero Energy Corp.	50,100	1,842,678
XTO Energy, Inc.	47,550	682,343
		25,324,657
TOTAL ENERGY		27,980,892
FINANCIALS - 14.3%
Banks - 3.9%
BancWest Corp.	83,300	2,865,520
Bank of America Corp.	49,900	2,995,497
Bank of New York Co., Inc.	14,700	705,600
City National Corp.	19,200	850,368
Comerica, Inc.	27,200	1,566,720
Golden State Bancorp, Inc.	66,300	2,042,040
Golden West Financial Corp.	12,400	796,576
Greenpoint Financial Corp.	19,600	752,640
Northern Trust Corp.	10,100	652,460
Washington Mutual, Inc.	42,000	1,577,100
Wells Fargo & Co.	51,900	2,409,717
		17,214,238
Diversified Financials - 7.2%
AMBAC Financial Group, Inc.	31,050	1,807,110
American Express Co.	40,500	1,571,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
AmeriCredit Corp. (a)	56,200	$ 2,919,590
Citigroup, Inc.	182,200	9,627,448
Fannie Mae	40,500	3,448,575
Federated Investors, Inc. Class B (non-vtg.)	58,900	1,896,580
J.P. Morgan Chase & Co.	57,800	2,577,880
Lehman Brothers Holdings, Inc.	8,500	660,875
MBNA Corp.	39,800	1,311,410
Merrill Lynch & Co., Inc.	24,000	1,422,000
Morgan Stanley Dean Witter & Co.	34,200	2,196,666
SEI Investments Co.	10,400	491,400
USA Education, Inc.	29,100	2,124,300
		32,055,234
Insurance - 3.0%
American International Group, Inc.	70,400	6,054,400
Arthur J. Gallagher & Co.	56,600	1,471,600
Fidelity National Financial, Inc.	19,100	469,287
Jefferson-Pilot Corp.	35,700	1,725,024
Loews Corp.	26,800	1,726,724
MGIC Investment Corp.	13,000	944,320
PMI Group, Inc.	11,300	821,058
		13,212,413
Real Estate - 0.2%
Crescent Real Estate Equities Co.	2,500	61,425
Host Marriott Corp.	59,600	746,192
		807,617
TOTAL FINANCIALS		63,289,502
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Albany Molecular Research, Inc. (a)	33,500	1,331,625
Amgen, Inc. (a)	31,200	1,935,960
IDEC Pharmaceuticals Corp. (a)	27,600	1,788,756
		5,056,341
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	28,000	1,372,000
Cytyc Corp. (a)	34,800	800,400
Hillenbrand Industries, Inc.	9,600	548,256
Medtronic, Inc.	36,500	1,679,365
		4,400,021
Health Care Providers & Services - 2.7%
Bergen Brunswig Corp. Class A	37,000	711,140
Cardinal Health, Inc.	11,250	776,250
Caremark Rx, Inc. (a)	75,800	1,246,910
CIGNA Corp.	10,400	996,528
Quest Diagnostics, Inc. (a)	13,800	1,032,930
Tenet Healthcare Corp. (a)	46,000	2,373,140
Trigon Healthcare, Inc. (a)	26,700	1,731,495

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	23,400	$ 1,444,950
Universal Health Services, Inc. Class B (a)	40,600	1,847,300
		12,160,643
Pharmaceuticals - 7.9%
Abbott Laboratories	47,100	2,261,271
American Home Products Corp.	39,600	2,314,224
Bristol-Myers Squibb Co.	59,800	3,127,540
Eli Lilly & Co.	34,300	2,538,200
Forest Laboratories, Inc. (a)	27,200	1,931,200
IVAX Corp. (a)	47,375	1,847,625
Johnson & Johnson	101,456	5,072,800
Merck & Co., Inc.	73,600	4,703,776
Pfizer, Inc.	192,100	7,693,605
Pharmacia Corp.	39,400	1,810,430
Schering-Plough Corp.	44,500	1,612,680
		34,913,351
TOTAL HEALTH CARE		56,530,356
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.8%
Aeroflex, Inc. (a)	21,800	230,862
General Dynamics Corp.	9,700	754,757
Lockheed Martin Corp.	19,000	703,950
Precision Castparts Corp.	52,800	1,975,776
		3,665,345
Airlines - 0.2%
Southwest Airlines Co.	55,650	1,028,969
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	3,000	125,610
DeVry, Inc. (a)	3,600	130,032
DST Systems, Inc. (a)	27,000	1,422,900
Waste Management, Inc.	44,000	1,356,080
		3,034,622
Electrical Equipment - 0.3%
C&D Technologies, Inc.	14,000	434,000
Energizer Holdings, Inc. (a)	40,000	918,000
		1,352,000
Industrial Conglomerates - 4.0%
General Electric Co.	301,400	14,693,235
Tyco International Ltd.	53,100	2,893,950
		17,587,185
Machinery - 0.1%
SPX Corp. (a)	3,300	413,094
Road & Rail - 0.1%
Norfolk Southern Corp.	14,000	289,800
TOTAL INDUSTRIALS		27,371,015
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.7%
Brocade Communications System, Inc. (a)	7,400	320,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	218,600	$ 4,234,282
Juniper Networks, Inc. (a)	7,200	223,524
Lucent Technologies, Inc.	101,000	626,200
McDATA Corp. Class A (a)	2,440	48,678
Nortel Networks Corp.	94,000	854,460
Scientific-Atlanta, Inc.	30,000	1,218,000
		7,526,082
Computers & Peripherals - 3.0%
Dell Computer Corp. (a)	78,500	2,127,350
EMC Corp. (a)	66,300	1,926,015
Hewlett-Packard Co.	60,600	1,733,160
International Business Machines Corp.	53,500	6,045,500
Sun Microsystems, Inc. (a)	98,500	1,595,700
		13,427,725
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A (a)	11,800	472,590
Arrow Electronics, Inc. (a)	50,000	1,214,500
Newport Corp.	8,000	211,120
PerkinElmer, Inc.	18,400	506,552
Technitrol, Inc.	36,800	956,800
Tektronix, Inc. (a)	22,400	608,160
Waters Corp. (a)	22,200	612,942
		4,582,664
Internet Software & Services - 0.1%
Internet Security Systems, Inc. (a)	8,500	420,750
Semiconductor Equipment & Products - 2.6%
Applied Micro Circuits Corp. (a)	17,200	303,752
Cirrus Logic, Inc. (a)	75,000	1,909,500
Exar Corp. (a)	33,900	681,390
Intel Corp.	204,300	6,229,107
Linear Technology Corp.	11,900	555,016
Texas Instruments, Inc.	52,600	1,656,900
Transwitch Corp. (a)	25,200	248,472
		11,584,137
Software - 6.6%
Advent Software, Inc. (a)	30,200	1,963,000
BEA Systems, Inc. (a)	22,400	744,128
Cadence Design Systems, Inc. (a)	65,500	1,220,265
Cerner Corp. (a)	32,500	1,392,625
i2 Technologies, Inc. (a)	18,400	360,456
Jack Henry & Associates, Inc.	66,000	2,003,100
Mentor Graphics Corp. (a)	58,500	1,041,300
Mercury Interactive Corp. (a)	7,700	474,397
Microsoft Corp. (a)	162,000	11,665,620
NVIDIA Corp. (a)	12,100	1,114,047
Oracle Corp. (a)	171,300	3,367,758
Rational Software Corp. (a)	29,500	837,505
Siebel Systems, Inc. (a)	18,200	862,680

	Shares	Value (Note 1)
Sybase, Inc. (a)	80,200	$ 1,319,290
TIBCO Software, Inc. (a)	11,100	153,291
VERITAS Software Corp. (a)	10,500	713,160
		29,232,622
TOTAL INFORMATION TECHNOLOGY		66,773,980
MATERIALS - 0.4%
Chemicals - 0.2%
Cabot Corp.	21,500	774,430
Metals & Mining - 0.0%
Placer Dome, Inc.	8,800	86,024
Paper & Forest Products - 0.2%
Boise Cascade Corp.	21,500	756,155
TOTAL MATERIALS		1,616,609
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	114,300	2,514,600
BellSouth Corp.	57,000	2,295,390
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	910
Ono Finance PLC rights 5/31/09 (a)(f)	310	930
Qwest Communications International, Inc.	50,500	1,609,435
SBC Communications, Inc.	103,100	4,130,186
Verizon Communications	82,700	4,424,450
		14,975,901
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	10,900
TOTAL TELECOMMUNICATION SERVICES		14,986,801
UTILITIES - 2.4%
Electric Utilities - 1.2%
Calpine Corp. (a)	37,200	1,406,160
Entergy Corp.	18,000	691,020
IDACORP, Inc.	31,000	1,081,280
NRG Energy, Inc.	50,100	1,106,208
PPL Corp.	16,500	907,500
		5,192,168
Gas Utilities - 0.4%
Kinder Morgan, Inc.	35,100	1,763,775
Multi-Utilities - 0.8%
Dynegy, Inc. Class A	31,800	1,478,700
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Enron Corp.	32,300	$ 1,582,700
Questar Corp.	27,300	675,948
		3,737,348
TOTAL UTILITIES		10,693,291
TOTAL COMMON STOCKS (Cost $324,794,068)		318,427,217
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	22,473	449
Nonconvertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	12,388	1,319,322
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	69	63,480
PRIMEDIA, Inc. Series D, $10.00	3,144	245,232
		1,628,034
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	159,155
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	938	773,850
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	1,260,270
Wireless Telecommunication Services - 0.4%
Dobson Communications Corp.:
$122.50 pay-in-kind	148	119,880
$130.00 pay-in-kind	146	128,480

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	3,180	$ 1,812,600
		2,060,960
TOTAL TELECOMMUNICATION SERVICES		3,321,230
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,882,269
TOTAL PREFERRED STOCKS (Cost $7,346,406)		5,882,718
Corporate Bonds - 14.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 740,000	712,250
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	30,000	30,525
Tenet Healthcare Corp. 6% 12/1/05	B1	1,040,000	996,450
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	500,000	473,750
7% 5/15/09	B2	580,000	549,550
			2,050,275
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	1,030,000	369,513
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	275,000	192,844
TOTAL INFORMATION TECHNOLOGY			562,357
TOTAL CONVERTIBLE BONDS			3,324,882
Nonconvertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Lear Corp. 7.96% 5/15/05	Ba1	190,000	192,595
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	80,000	48,800
TRW, Inc. 8.75% 5/15/06	Baa2	50,000	53,451
			294,846
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	$ 560,000	$ 571,200
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	840,000	813,595
HMH Properties, Inc. 7.875% 8/1/08	Ba2	865,000	813,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	650,000	653,250
ITT Corp. 7.375% 11/15/15	Ba1	245,000	223,563
Mandalay Resort Group:
9.5% 8/1/08	Ba2	95,000	99,275
10.25% 8/1/07	Ba3	390,000	407,550
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	35,000	36,512
9.75% 6/1/07	Ba2	585,000	624,488
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,635,000	1,320,263
9.75% 6/15/07	B3	135,000	136,688
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	100,000	95,346
Station Casinos, Inc.:
8.375% 2/15/08 (f)	Ba3	200,000	201,000
8.375% 2/15/08	Ba3	380,000	381,900
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	295,000	296,106
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	290,000	295,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	650,000	695,500
			7,665,136
Household Durables - 0.3%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	400,000	398,000
8.875% 4/1/08	Ba3	55,000	55,275
Ryland Group, Inc. 9.125% 6/15/11	B1	220,000	217,800
Sealy Mattress Co. 9.875% 12/15/07	B2	460,000	450,800
			1,121,875
Media - 3.0%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	300,000	294,000
10.875% 10/1/10	B2	245,000	247,450
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	265,000	235,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	$ 257,300	$ 280,779
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	110,000	108,764
Callahan Nordrhein Westfalen 0% 7/15/10 (e)(f)	B3	170,000	59,500
Century Communications Corp. 0% 1/15/08	B2	30,000	14,250
Chancellor Media Corp. 8% 11/1/08	Ba1	40,000	41,350
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	110,000	73,700
0% 4/1/11 (e)	B2	840,000	567,000
0% 5/15/11 (e)(f)	B2	470,000	267,900
10% 4/1/09	B2	705,000	713,813
10% 5/15/11 (f)	B2	260,000	262,600
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	260,000	223,600
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	320,000	294,714
CSC Holdings, Inc.:
7.625% 4/1/11 (f)	Ba1	345,000	330,338
9.25% 11/1/05	Ba3	55,000	56,375
9.875% 5/15/06	Ba3	150,000	156,750
9.875% 4/1/23	B1	70,000	74,900
10.5% 5/15/16	Ba3	500,000	555,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	555,000	310,800
11.75% 12/15/05	B2	345,000	231,150
EchoStar DBS Corp. 9.375% 2/1/09	B1	625,000	615,625
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	990,000	876,150
9.25% 11/1/07	B1	195,000	198,900
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	60,000	56,700
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	375,000	383,438
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	100,000	102,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	340,000	340,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	$ 130,000	$ 113,732
Lamar Media Corp.:
9.25% 8/15/07	B1	435,000	449,138
9.625% 12/1/06	B1	135,000	142,425
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	110,000	103,422
8% 10/17/16	Baa3	80,000	80,694
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	330,000	330,000
NTL, Inc. 0% 4/1/08 (e)	B3	535,000	246,100
Paramount Communications, Inc. 7.5% 1/15/02	A3	110,000	111,670
Pegasus Communications Corp. 9.625% 10/15/05	B3	395,000	351,550
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	765,000	443,700
12.375% 8/1/06	B3	165,000	150,975
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	660,000	658,350
Radio One, Inc. 8.875% 7/1/11 (f)	B3	755,000	755,000
TCI Communications, Inc. 9.8% 2/1/12	A3	190,000	226,127
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	1,475,000	1,135,750
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	135,000	144,690
			13,417,219
Multiline Retail - 0.2%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	100,000	100,524
8.5% 6/15/03	Baa1	50,000	52,695
JCPenney Co., Inc.:
6% 5/1/06	Ba2	75,000	62,250
6.125% 11/15/03	Ba2	25,000	23,750
6.9% 8/15/26	Ba2	192,000	184,320
7.375% 6/15/04	Ba2	75,000	71,625
7.375% 8/15/08	Ba2	25,000	22,250
7.4% 4/1/37	Ba2	75,000	69,000
7.6% 4/1/07	Ba2	25,000	23,125
7.95% 4/1/17	Ba2	40,000	32,400
Kmart Corp. 9.375% 2/1/06	Baa3	140,000	136,500
			778,439

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Textiles & Apparel - 0.0%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	$ 95,000	$ 98,019
TOTAL CONSUMER DISCRETIONARY			23,375,534
CONSUMER STAPLES - 0.5%
Food & Drug Retailing - 0.3%
Kroger Co. 6.8% 4/1/11	Baa3	130,000	128,300
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa2	235,000	178,600
6.5% 10/1/03 (f)(h)	Caa2	60,000	57,000
6.875% 8/15/13	Caa2	165,000	122,100
7.625% 4/15/05	Caa2	330,000	287,100
11.25% 7/1/08 (f)	Caa2	460,000	463,450
			1,236,550
Food Products - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	115,000	117,138
Del Monte Corp. 9.25% 5/15/11 (f)	B3	290,000	292,900
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	50,000	48,438
			458,476
Personal Products - 0.1%
Playtex Products, Inc. 9.375% 6/1/11 (f)	B2	185,000	187,775
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	71,846
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	101,446
			173,292
TOTAL CONSUMER STAPLES			2,056,093
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B1	60,000	57,600
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	410,000	383,350
8.5% 3/15/12	B2	425,000	416,500
Nuevo Energy Co. 9.375% 10/1/10	B1	315,000	311,850
Oryx Energy Co.:
8% 10/15/03	Baa1	95,000	99,725
8.375% 7/15/04	Baa1	195,000	207,189
Petro-Canada yankee 7% 11/15/28	A3	50,000	47,898
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	$ 60,000	$ 68,509
Plains Resources, Inc. 10.25% 3/15/06	B2	45,000	46,350
			1,581,371
TOTAL ENERGY			1,638,971
FINANCIALS - 1.9%
Banks - 0.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	20,000	21,246
Bank One Corp. 7.875% 8/1/10	A1	200,000	214,378
BankBoston Corp. 6.625% 2/1/04	A3	60,000	61,286
Capital One Bank 6.65% 3/15/04	Baa3	260,000	258,604
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	100,000	111,639
Den Danske Bank AS 6.375% 6/15/08 (f)(h)	Aa3	170,000	175,610
Home Savings of America FSB 6.5% 8/15/04	A3	90,000	90,667
Korea Development Bank 6.625% 11/21/03	Baa2	95,000	96,611
Long Island Savings Bank FSB 7% 6/13/02	Baa3	140,000	141,949
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	100,000	104,800
9.118% 3/31/49	A1	60,000	66,318
Union Planters Corp. 7.75% 3/1/11	Baa2	100,000	103,280
			1,446,388
Diversified Financials - 1.2%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	125,000	126,909
Amvescap PLC yankee 6.375% 5/15/03	A2	200,000	202,060
Associates Corp. of North America 5.8% 4/20/04	Aa3	180,000	181,618
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	70,000	71,329
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	110,000	111,375
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	90,024
Cellco Finance NV yankee:
12.75% 8/1/05	B3	200,000	160,000
15% 8/1/05	Caa1	300,000	252,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Citigroup, Inc. 7.25% 10/1/10	Aa3	$ 200,000	$ 207,610
ComEd Financing II 8.5% 1/15/27	Baa3	450,000	439,065
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	150,000	153,429
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	100,000	44,500
7% 12/15/06	Caa3	50,000	19,500
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	195,000	87,750
Details Capital Corp. 0% 11/15/07 (e)	B3	85,000	81,600
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	140,000	141,400
Ford Motor Credit Co.:
7.375% 2/1/11	A2	50,000	50,732
7.5% 3/15/05	A2	140,000	145,466
7.875% 6/15/10	A2	180,000	188,759
General Motors Acceptance Corp. 6.75% 1/15/06	A2	40,000	40,792
Household Finance Corp. 6.5% 1/24/06	A2	75,000	76,247
IOS Capital, Inc. 9.75% 6/15/04	Baa2	280,000	278,600
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	250,000	255,000
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	80,000	81,730
NiSource Finance Corp. 7.875% 11/15/10	Baa2	125,000	131,574
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	860,000	731,000
PTC International Finance II SA yankee 11.25% 12/1/09	B2	85,000	88,400
SESI LLC 8.875% 5/15/11 (f)	B1	425,000	420,750
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	40,000	36,718
6.875% 11/15/28	Baa1	65,000	54,625
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	60,000	60,350
6.75% 5/15/09	Baa1	120,000	113,699
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	100,000	108,208
			5,232,819
Real Estate - 0.4%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	100,000	99,161
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust: - continued
7.125% 3/15/04	Baa2	$ 110,000	$ 110,054
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	100,000	101,314
EOP Operating LP:
6.375% 2/15/03	Baa1	100,000	101,599
6.75% 2/15/08	Baa1	100,000	98,431
7.75% 11/15/07	Baa1	100,000	105,622
ERP Operating LP:
6.55% 11/15/01	A3	55,000	55,382
7.1% 6/23/04	A3	100,000	103,214
LNR Property Corp. 10.5% 1/15/09	B1	375,000	375,000
Meditrust Corp. 7.82% 9/10/26	Ba3	360,000	345,600
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	345,000	359,663
			1,855,040
TOTAL FINANCIALS			8,534,247
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	110,000	103,950
Health Care Providers & Services - 0.3%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	130,000	133,250
Fountain View, Inc. 11.25% 4/15/08 (d)	Caa1	460,000	220,800
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	320,000	329,600
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	385,000	393,663
Unilab Corp. 12.75% 10/1/09	B3	150,000	174,000
			1,251,313
TOTAL HEALTH CARE			1,355,263
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	595,000	600,950
Airlines - 0.0%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	30,000	30,406
7.73% 9/15/12	Baa1	10,795	10,733

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	Aa2	$ 30,000	$ 31,557
			72,696
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	290,000	288,550
7.625% 1/1/06	Ba3	285,000	280,725
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	205,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	198,000
Iron Mountain, Inc. 8.25% 7/1/11	B2	55,000	54,863
Iron Mountain, Inc. 8.625% 4/1/13	B2	215,000	215,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	84,575
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
			1,446,538
Machinery - 0.1%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	430,000	455,800
Numatics, Inc. 9.625% 4/1/08	Caa2	30,000	18,900
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	120,000	118,997
			593,697
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	505,000	512,575
Road & Rail - 0.3%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	150,000	139,343
CSX Corp.:
6.25% 10/15/08	Baa2	60,000	58,097
6.46% 6/22/05	Baa2	100,000	101,200
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	220,000	225,020
TFM SA de CV yankee 0% 6/15/09 (e)	B1	970,000	824,500
			1,348,160
TOTAL INDUSTRIALS			4,574,616
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	1,220,000	488,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 100,000	$ 101,638
IT Consulting & Services - 0.0%
Comdisco, Inc.:
6.375% 11/30/01	Caa1	75,000	57,000
7.25% 9/1/02	Caa1	95,000	72,200
			129,200
Semiconductor Equipment & Products - 0.2%
Micron Technology, Inc. 6.5% 9/30/05 (j)	B3	1,000,000	860,000
TOTAL INFORMATION TECHNOLOGY			1,578,838
MATERIALS - 0.9%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	600,000	597,000
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	745,000	461,900
IMC Global, Inc. 7.4% 11/1/02	Ba2	85,000	80,538
			1,139,438
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	70,000	70,350
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	50,000	24,000
7.125% 9/1/02	Caa3	285,000	163,875
7.375% 12/15/26	Caa3	100,000	37,000
8% 4/15/23	Caa3	30,000	11,100
8.375% 1/15/05	Caa3	125,000	50,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	360,000	226,800
9.75% 6/15/07	Caa1	660,000	415,800
Packaging Corp. of America 9.625% 4/1/09	B1	375,000	397,500
			1,396,425
Metals & Mining - 0.3%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	30,000	31,500
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	310,000	325,500
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	805,000	794,133
			1,151,133

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa3	$ 80,000	$ 77,600
Riverwood International Corp. 10.625% 8/1/07 (f)	B3	275,000	281,875
			359,475
TOTAL MATERIALS			4,046,471
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 6.5% 3/15/29	A2	115,000	97,913
British Telecommunications PLC 7.875% 12/15/05	Baa1	100,000	105,313
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	100,000	107,282
Citizens Communications Co.:
8.5% 5/15/06	Baa2	70,000	71,393
9.25% 5/15/11	Baa2	115,000	119,123
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	80,000	81,164
France Telecom SA:
7.2% 3/1/06 (f)	A3	50,000	51,501
8.5% 3/1/31 (f)	A3	60,000	62,747
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	455,000	401,538
0% 3/1/09 (e)	B3	250,000	182,500
8.6% 6/1/08	B2	10,000	9,750
8.875% 11/1/07	B2	25,000	24,375
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	100,000	99,111
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	982,000	274,960
Nextel International, Inc. 12.75% 8/1/10	Caa1	170,000	52,700
NTL Communications Corp. 0% 10/1/08 (e)	B3	605,000	260,150
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	140,000	137,740
Telefonica Europe BV 8.25% 9/15/30	A2	90,000	94,426
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	80,000	82,400
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	5,000	4,881
TELUS Corp. yankee 8% 6/1/11	Baa2	105,000	106,775
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	$ 685,000	$ 417,850
Triton PCS, Inc. 0% 5/1/08 (e)	B3	1,585,000	1,252,150
			4,097,742
Wireless Telecommunication Services - 1.9%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	15,000	15,038
Dobson Communications Corp. 10.875% 7/1/10	B3	230,000	230,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,440,000	1,432,800
Horizon PCS, Inc. 0% 10/1/10 (e)	Caa1	545,000	207,100
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	810,000	704,700
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	2,760,000	1,821,600
0% 2/15/08 (e)	B1	160,000	104,000
Orange PLC yankee 9% 6/1/09	A3	365,000	379,600
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	890,000	551,800
10.625% 7/15/10	B3	135,000	125,550
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	1,635,000	1,340,700
10.375% 11/15/09	Baa1	1,080,000	1,231,200
			8,144,088
TOTAL TELECOMMUNICATION SERVICES			12,241,830
UTILITIES - 0.7%
Electric Utilities - 0.6%
AES Corp.:
9.375% 9/15/10	Ba1	600,000	600,000
9.5% 6/1/09	Ba1	185,000	188,238
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	130,000	119,076
CMS Energy Corp.:
7.5% 1/15/09	Ba3	160,000	149,600
8.375% 7/1/03	Ba3	305,000	301,950
9.875% 10/15/07	Ba3	295,000	306,800
Hydro-Quebec yankee 8.4% 3/28/25	A2	90,000	105,180
Illinois Power Co. 7.5% 6/15/09	Baa1	60,000	60,893
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	170,000	151,618
7.875% 12/15/26 (f)	A3	80,000	72,446

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	$ 105,000	$ 82,950
7.05% 3/1/24	B3	55,000	44,000
7.875% 3/1/02	B3	125,000	113,750
PSI Energy, Inc. 6.65% 6/15/06 (f)	A3	65,000	64,350
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	9,645
			2,370,496
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	25,000	24,680
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	52,219
Sempra Energy 7.95% 3/1/10	A2	40,000	39,628
			116,527
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	540,000	540,000
TOTAL UTILITIES			3,027,023
TOTAL NONCONVERTIBLE BONDS			62,428,886
TOTAL CORPORATE BONDS (Cost $68,503,353)			65,753,768
U.S. Government and Government Agency Obligations - 2.0%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
5.25% 6/15/06	Aaa	85,000	83,778
5.5% 5/2/06	AA-	125,000	123,750
6% 5/15/08	Aaa	350,000	352,296
6.25% 2/1/11	Aa2	65,000	64,177
7.25% 1/15/10	Aaa	200,000	214,906
7.25% 5/15/30	Aaa	105,000	113,742
Federal Home Loan Bank:
5% 2/28/03	Aaa	870,000	877,343
6.375% 11/15/02	Aaa	180,000	184,950
Freddie Mac:
5.75% 3/15/09	Aaa	510,000	501,631
5.875% 3/21/11	Aa2	205,000	196,704
6% 6/15/11	Aaa	150,000	147,840
6.875% 1/15/05	Aaa	85,000	89,356
6.875% 9/15/10	Aaa	300,000	314,859
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,265,332
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bills, yield at date of purchase 3.59% to 3.99% 7/12/01 (g)	-	$ 1,200,000	$ 1,198,907
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	595,000	612,475
6.25% 5/15/30	Aaa	120,000	127,105
6.875% 8/15/25	Aaa	25,000	28,027
8.125% 8/15/19	Aaa	1,080,000	1,344,762
8.875% 8/15/17	Aaa	50,000	65,633
8.875% 2/15/19	Aaa	259,000	343,175
11.25% 2/15/15	Aaa	240,000	363,149
U.S. Treasury Notes:
5.75% 8/15/03	Aaa	310,000	318,813
6.5% 2/15/10	Aaa	125,000	134,258
7% 7/15/06	Aaa	420,000	455,570
7.25% 8/15/04	Aaa	20,000	21,469
7.875% 11/15/04	Aaa	288,000	315,406
TOTAL U.S. TREASURY OBLIGATIONS			5,328,749
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,379,210)			8,594,081
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.0%
6% 4/1/13 to 1/1/29	Aaa	979,655	966,488
6.5% 2/1/26 to 6/1/31	Aaa	3,164,531	3,118,671
7% 8/1/25 to 12/1/29	Aaa	2,167,655	2,180,444
7.5% 5/1/24 to 12/1/30	Aaa	1,533,744	1,565,687
7.5% 7/1/31 (k)	Aaa	1,130,000	1,152,600
TOTAL FANNIE MAE			8,983,890
Freddie Mac - 0.1%
7.5% 8/1/28	Aaa	109,128	111,685
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	522,070	517,173
7% 7/15/28	Aaa	697,591	703,911
7.5% 1/15/26 to 8/15/28	Aaa	645,266	661,937
8% 8/15/30	Aaa	334,237	346,246
8.5% 11/15/30	Aaa	64,680	67,590
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,296,857
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,304,865)			11,392,432
Asset-Backed Securities - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass thru trust 10.875% 3/15/19	Ba2	$ 158,032	$ 90,078
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	150,000	151,898
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	100,000	99,969
CIT Marine Trust 5.8% 4/15/10	Aaa	117,414	119,121
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	5,699	5,687
CPS Auto Receivables Trust 6% 8/15/03	Aaa	33,894	33,916
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	181,041
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	130,630
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	35,000	34,978
6.4% 12/15/02	Aaa	50,000	50,758
7.03% 11/15/03	Aaa	24,000	24,540
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.5313% 2/5/03 (f)(h)	Baa2	21,631	21,570
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,252
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	41,470	41,333
TOTAL ASSET-BACKED SECURITIES (Cost $1,103,042)			1,037,771
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0977% 12/29/25 (f)(h)	Ba3	124,575	59,121
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 100,000	$ 94,937
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	100,000	96,242
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	148,751	155,165
TOTAL U.S. GOVERNMENT AGENCY			346,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,679)			405,465
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	196,650	204,183
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0934% 4/15/36 (h)	Aaa	1,472,200	98,223
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	100,000	102,871
Class B, 7.48% 2/1/08	A	80,000	82,125
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 5.2838% 1/10/13 (f)(h)	Baa1	220,000	220,274
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	200,000	199,718
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	131,688
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (h)	-	320,000	252,221
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.114% 4/15/19 (f)(h)	-	250,000	48,750
Series 1997-B Class E, 7.8912% 9/15/19 (f)(h)	-	100,000	4,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	69,792	65,441

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (f)	Ba1	$ 250,000	$ 236,797
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(h)	Baa3	180,000	168,863
LTC Commercial Mortgage pass thru certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500,000	398,906
Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	100,397	99,612
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(h)	-	125,000	118,327
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,906
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	136,019
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	95,156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,139,537)			2,745,080
Foreign Government and Government Agency Obligations (i) - 0.0%

United Mexican States:
8.375% 1/14/11	Baa3	70,000	70,700
9.875% 2/1/10	Baa3	80,000	87,520
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,914)			158,220
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $149,057)	Aaa	150,000	153,950
Floating Rate Loans - 1.8%

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1162% 3/18/05 (h)	-	98,292	93,377
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 6.9733% 9/30/05 (h)	Ba2	$ 530,000	$ 535,300
Starwood Hotels & Resorts Worldwide, Inc. term loan 6.5013% 2/23/03 (h)	-	75,000	75,281
			610,581
Household Durables - 0.1%
Sealy Mattress Co.:
Tranche B term loan 5.9375% 12/15/04 (h)	Ba3	91,543	92,230
Tranche C term loan 6.1875% 12/15/05 (h)	Ba3	65,864	66,358
Tranche D term loan 6.4375% 12/15/06 (h)	Ba3	86,236	86,882
			245,470
Media - 0.1%
Pegasus Media & Communications, Inc. Tranche B term loan 7.3125% 4/30/05 (h)	-	228,102	222,399
TOTAL CONSUMER DISCRETIONARY			1,171,827
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
UST, Inc. Tranche B term loan 7.1579% 2/16/05 (h)	A2	198,251	200,729
FINANCIALS - 0.5%
Diversified Financials - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (h)	-	151,624	141,011
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (h)	-	200,000	200,000
American Tower LP:
Tranche A term loan 6.7593% 6/30/07 (h)	Ba3	100,000	99,000
Tranche B term loan 8.01% 12/31/07 (h)	-	300,000	300,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (h)	Ba3	730,000	720,875
Nextel Finance Co.:
Tranche B term loan 7.415% 6/30/08 (h)	Ba2	300,000	277,500
Tranche C term loan 7.75% 12/31/08 (h)	Ba2	300,000	277,500
Tritel Holding Corp. Tranche B term loan 8.4% 12/31/07 (h)	B2	230,000	228,275
			2,244,161

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oxford Health Plans, Inc. Tranche B term loan 8.2832% 6/30/06 (h)	-	$ 140,625	$ 140,977
Unilab Corp. Tranche B term loan 7.6875% 11/23/06 (h)	B1	194,278	196,464
			337,441
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (h)	Ba3	137,897	136,863
Tranche C term loan 6.9399% 7/21/07 (h)	Ba3	165,476	164,235
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (h)	Ba3	350,000	350,875
			651,973
Machinery - 0.1%
SPX Corp. Tranche C term loan 7.1252% 12/31/07 (h)	-	249,375	249,687
TOTAL INDUSTRIALS			901,660
MATERIALS - 0.3%
Chemicals - 0.2%
Huntsman ICI Chemicals LLC:
Tranche B term loan 7.2006% 6/30/07 (h)	-	115,940	116,955
Tranche C term loan 7.219% 6/30/08 (h)	-	211,657	213,509
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5063% 5/17/06 (h)	-	392,687	401,523
PMD Group, Inc. Tranche B term loan 7.5391% 9/30/08 (h)	-	200,000	202,000
			933,987
Containers & Packaging - 0.1%
Packaging Corp. of America Tranche B term loan 5.75% 6/29/07 (h)	-	168,058	168,058
U.S. Can Corp. Tranche B term loan 8.33% 10/4/08 (h)	-	99,306	98,313
			266,371
TOTAL MATERIALS			1,200,358
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Insight Midwest Holdings LLC Tranche B term loan 6.5625% 12/31/09 (h)	-	$ 500,000	$ 502,500
Triton PCS, Inc. Tranche B term loan 6.9063% 2/4/07 (h)	-	500,000	496,250
			998,750
Wireless Telecommunication Services - 0.2%
Microcell Telecommunications, Inc. Tranche E term loan 7.22% 3/1/06 (h)	-	500,000	450,000
Spectrasite Communications, Inc. Tranche B term loan 7.5967% 6/30/06 (h)	-	130,000	123,175
Western Wireless Corp. Tranche A term loan 6.16% 3/31/08 (h)	Ba2	400,000	396,000
			969,175
TOTAL TELECOMMUNICATION SERVICES			1,967,925
TOTAL FLOATING RATE LOANS (Cost $8,151,542)			8,024,101
Commercial Paper - 0.1%

British Telecommunications PLC 4.8538% 10/9/01 (h) (Cost $249,864)	250,000	249,170
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	12,307,214	12,307,214
Fidelity Money Market Central Fund, 4.21% (c)	6,797,743	6,797,743
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	411,900	411,900
TOTAL MONEY MARKET FUNDS (Cost $19,516,857)		19,516,857
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $453,197,394)		442,340,830
NET OTHER ASSETS - 0.3%		1,502,236
NET ASSETS - 100%		$ 443,843,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
59 S&P 500 Stock Index Contracts	Sept. 2001	$ 18,167,575	$ (893,220)
The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,471,990 or 2.6% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,998.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(k) Security purchased on a delayed or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	5.6%	AAA, AA, A	5.0%
Baa	2.8%	BBB	2.2%
Ba	2.9%	BB	3.1%
B	7.7%	B	7.6%
Caa	1.6%	CCC	1.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $82,303,653 and $98,871,212, respectively of which long-term U.S. Government and government agency obligations aggregated $13,896,750 and $19,170,340, respectively.

The market value of futures contracts opened and closed during the period amounted to $41,016,688 and $39,597,351, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $860,000 or 0.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these instruments amounted to $8,024,101 or 1.8% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $452,830,695. Net unrealized depreciation aggregated $10,489,865, of which $51,469,211 related to appreciated investment securities and $61,959,076 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $395,844) (cost $453,197,394) - See accompanying schedule		$ 442,340,830
Cash		330,529
Receivable for investments sold		2,194,390
Receivable for fund shares sold		276,530
Dividends receivable		208,534
Interest receivable		1,387,691
Receivable for daily variation on futures contracts		69,325
Other receivables		219
Total assets		446,808,048
Liabilities
Payable for investments purchased Regular delivery	$ 1,053,955
Delayed delivery	1,160,722
Payable for fund shares redeemed	53,249
Accrued management fee	216,496
Distribution fees payable	1,973
Other payables and accrued expenses	66,687
Collateral on securities loaned, at value	411,900
Total liabilities		2,964,982
Net Assets		$ 443,843,066
Net Assets consist of:
Paid in capital		$ 460,545,821
Undistributed net investment income		7,817,905
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,770,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,749,769)
Net Assets		$ 443,843,066
Initial Class: Net Asset Value, offering price and redemption price per share ($427,590,466 ÷ 33,438,967 shares)		$12.79
Service Class: Net Asset Value, offering price and redemption price per share ($10,997,633 ÷ 865,147 shares)		$12.71
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,254,967 ÷ 414,647 shares)		$12.67

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 1,957,179
Interest		5,732,568
Security lending		9,500
Total income		7,699,247
Expenses
Management fee	$ 1,334,813
Transfer agent fees	152,804
Distribution fees	10,901
Accounting and security lending fees	87,698
Non-interested trustees' compensation	818
Custodian fees and expenses	12,669
Audit	13,654
Legal	1,136
Reports to shareholders	37,486
Miscellaneous	214
Total expenses before reductions	1,652,193
Expense reductions	(2,471)	1,649,722
Net investment income		6,049,525
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,815,323)
Foreign currency transactions	17
Futures contracts	(1,884,444)	(13,699,750)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(20,591,335)
Assets and liabilities in foreign currencies	(28)
Futures contracts	(57,317)	(20,648,680)
Net gain (loss)		(34,348,430)
Net increase (decrease) in net assets resulting from operations		$ (28,298,905)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 6,049,525	$ 14,340,647
Net realized gain (loss)	(13,699,750)	16,729,357
Change in net unrealized appreciation (depreciation)	(20,648,680)	(102,678,511)
Net increase (decrease) in net assets resulting from operations	(28,298,905)	(71,608,507)
Distributions to shareholders From net investment income	(13,343,864)	(11,727,781)
From net realized gain	(16,105,049)	(47,570,525)
Total distributions	(29,448,913)	(59,298,306)
Share transactions - net increase (decrease)	3,885,938	37,231,520
Total increase (decrease) in net assets	(53,861,880)	(93,675,293)
Net Assets
Beginning of period	497,704,946	591,380,239
End of period (including undistributed net investment income of $7,817,905 and $15,347,357, respectively)	$ 443,843,066	$ 497,704,946

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	1,407,564	$ 18,498,741	3,923,103	$ 63,060,473
Reinvested	2,071,741	28,507,156	3,619,549	58,129,957
Redeemed	(3,502,317)	(45,740,931)	(5,674,304)	(91,790,709)
Net increase (decrease)	(23,012)	$ 1,264,966	1,868,348	$ 29,399,721
Service Class Sold	49,805	$ 662,883	313,089	$ 5,014,523
Reinvested	53,533	732,326	72,504	1,157,887
Redeemed	(107,714)	(1,378,918)	(108,353)	(1,714,212)
Net increase (decrease)	(4,376)	$ 16,291	277,240	$ 4,458,198
Service Class 2 A Sold	195,646	$ 2,557,350	230,119	$ 3,591,200
Reinvested	15,343	209,431	655	10,461
Redeemed	(12,526)	(162,100)	(14,590)	(228,060)
Net increase (decrease)	198,463	$ 2,604,681	216,184	$ 3,373,601
Distributions From net investment income Initial Class		$ 12,927,664		$ 11,501,649
Service Class		322,572		224,107
Service Class 2 A		93,628		2,025
Total		$ 13,343,864		$ 11,727,781
From net realized gain Initial Class		$ 15,579,492		$ 46,628,308
Service Class		409,754		933,781
Service Class 2 A		115,803		8,436
Total		$ 16,105,049		$ 47,570,525
		$ 29,448,913		$ 59,298,306

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.17 D	.42D	.40D	.41D	.36D	.21
Net realized and unrealized gain (loss)	(.93)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(.76)	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.39)	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	(.02)	(.75)
Total distributions	(.86)	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 12.79	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(5.69)%	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 427,590	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.72% A	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after all expense reductions	.72% A	.68% F	.70% F	.72% F	.76% F	.85% F
Ratio of net investment income to average net assets	2.65% A	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	38% A	147%	92%	98%	90%	120%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income D	.16	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(.93)	(2.50)	2.03	2.14	.34
Total from investment operations	(.77)	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.37)	(.36)	(.41)	(.34)	-
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 12.71	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C	(5.79)%	(12.54)%	15.13%	17.18%	2.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,998	$ 12,449	$ 10,825	$ 3,165	$ 10
Ratio of expenses to average net assets	.82% A	.80%	.82%	.89%	.87% A
Ratio of expenses to average net assets after all expense reductions	.82% A	.79% F	.81% F	.88% F	.87% A
Ratio of net investment income to average net assets	2.54% A	2.50%	2.27%	2.65%	2.70% A
Portfolio turnover rate	38% A	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income D	.15	.34
Net realized and unrealized gain (loss)	(.93)	(1.96)
Total from investment operations	(.78)	(1.62)
Less Distributions
From net investment income	(.38)	(.36)
From net realized gain	(.47)	(1.50)
Total distributions	(.85)	(1.86)
Net asset value, end of period	$ 12.67	$ 14.30
Total Return B, C	(5.88)%	(10.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,255	$ 3,091
Ratio of expenses to average net assets	.98% A	.97% A
Ratio of expenses to average net assets after all expense reductions	.98% A	.95% A, F
Ratio of net investment income to average net assets	2.38% A	2.33% A
Portfolio turnover rate	38% A	147%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Balanced - Service Class 2	-5.57%	9.07%	9.17%
Fidelity Balanced 60/40 Composite	-4.78%	12.02%	14.54%
S&P 500	-14.83%	14.48%	18.30%
LB Aggregate Bond	11.23%	7.48%	8.33%
Variable Annuity Balanced Funds Average	-0.54%	10.31%	n/a

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $17,681 - a 76.81% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,783 - a 197.83% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,811 - a 68.11% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,140 - a 141.40% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	2.6
Microsoft Corp.	2.1
Philip Morris Companies, Inc.	1.5
Pfizer, Inc.	1.4
Citigroup, Inc.	1.4
9.0
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	14.2
Information Technology	11.0
Consumer Discretionary	10.1
Health Care	7.3
Industrials	7.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	58.9%
Bonds	37.8%
Short-Term Investments and Net Other Assets	3.1%
Other Investments	0.2%

* Foreign investments 4.3%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with John Avery (right), Lead Portfolio Manager of Balanced Portfolio, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the six months that ended June 30, 2001, the fund outperformed both the Fidelity Balanced 60/40 Composite Index and the variable annuity balanced funds average tracked by Lipper Inc., which returned -2.43% and -1.72%, respectively. For the 12 months that ended June 30, 2001, the fund lagged the Fidelity Composite index and Lipper average, which returned -4.78% and -0.54%, respectively.

Q. Why did the fund beat its benchmark and peer group average during the past six months?

J.A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around on both fronts. A good portion of our advantage relative to the index in particular came from equities due to our underweighting in technology, by far the market's worst performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in some of tech's fallen stars - namely Nortel, Cisco, Corning and Oracle - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. I emphasized a handful of stocks, including NVIDIA, KLA Tencor, LAM Research and Novellus, which bucked the downturn and performed extremely well. On top of our cyclical positioning, I had a sizable stable-growth component in the portfolio that also fared well. Names such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop. Some of the stocks I've mentioned thus far were no longer held at the end of the period.

Q. What other stocks had a big influence on performance during the period?

J.A. Philip Morris was another great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Alcoa benefited from the emerging power shortages plaguing the western U.S., electing to idle its aluminum production in certain regions and sell its high-priced power back to the grid operators. On the down side, our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. I still own many of the brokers, such as Charles Schwab, because I feel they're a good place to be over the long term. I also got caught holding too much American Express, as the stock slumped when business began to slow. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 36% during the period.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It was a significant contributor to performance during the past six months. Aggressive Fed easing and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Curve positioning was critical, as we were overweighted in the intermediate part of the curve where most of the returns were concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key, and I managed to capitalize on the volatility that marked the corporate market during the period. Finally, diversification proved invaluable, as I was able to avoid several major credit problems pervading the period, most notably the meltdown in the technology space and the California utility debacle.

Q. John, what's your outlook?

J.A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2001, more than $296 million

Manager: John Avery, since 1998, and Kevin Grant since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
TRW, Inc.	10,200	$ 418,200
Automobiles - 0.2%
Ford Motor Co.	18,800	461,540
Hotels Restaurants & Leisure - 0.0%
Six Flags, Inc. (a)	3,400	71,536
Household Durables - 0.7%
Black & Decker Corp.	11,800	465,628
Maytag Corp.	14,900	435,974
Mohawk Industries, Inc. (a)	17,900	630,080
Whirlpool Corp.	7,600	475,000
		2,006,682
Media - 3.6%
AOL Time Warner, Inc. (a)	48,812	2,587,036
AT&T Corp. - Liberty Media Group Class A (a)	45,700	799,293
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	200	2
Clear Channel Communications, Inc. (a)	5,900	369,930
General Motors Corp. Class H	19,200	388,800
McGraw-Hill Companies, Inc.	29,100	1,924,965
NTL, Inc. warrants 10/14/08 (a)	199	1,194
Omnicom Group, Inc.	16,600	1,427,600
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	38
Viacom, Inc. Class B (non-vtg.) (a)	41,711	2,158,524
Walt Disney Co.	31,400	907,146
		10,564,528
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	16,700	700,231
Dillards, Inc. Class A	31,200	476,424
Federated Department Stores, Inc. (a)	13,400	569,500
JCPenney Co., Inc.	17,100	450,756
Kmart Corp. (a)	53,200	610,204
Sears, Roebuck & Co.	1,900	80,389
Wal-Mart Stores, Inc.	33,100	1,615,280
		4,502,784
Specialty Retail - 1.2%
AutoNation, Inc.	3,700	42,920
Gap, Inc.	25,900	751,100
Home Depot, Inc.	29,750	1,384,863
Lowe's Companies, Inc.	8,900	645,695
Mothers Work, Inc. (a)(k)	3	22
Staples, Inc. (a)	54,600	820,092
		3,644,692
TOTAL CONSUMER DISCRETIONARY		21,669,962
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	12,500	515,000

	Shares	Value (Note 1)
PepsiCo, Inc.	19,000	$ 839,800
The Coca-Cola Co.	27,600	1,242,000
		2,596,800
Food & Drug Retailing - 0.3%
Rite Aid Corp. (a)	75,800	682,200
Rite Aid Corp. (a)(k)	29,000	234,900
Rite Aid Corp. warrants 6/27/06 (a)(k)	4,243	21,215
		938,315
Food Products - 0.1%
Quaker Oats Co.	3,700	337,625
Household Products - 0.9%
Colgate-Palmolive Co.	12,600	743,274
Kimberly-Clark Corp.	12,100	676,390
Procter & Gamble Co.	18,200	1,161,160
		2,580,824
Personal Products - 0.6%
Gillette Co.	64,900	1,881,451
Tobacco - 1.5%
Philip Morris Companies, Inc.	84,500	4,288,375
TOTAL CONSUMER STAPLES		12,623,390
ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	23,900	800,650
Diamond Offshore Drilling, Inc.	10,200	337,110
Halliburton Co.	15,200	541,120
Schlumberger Ltd. (NY Shares)	9,300	489,645
Transocean Sedco Forex, Inc.	10,400	429,000
		2,597,525
Oil & Gas - 2.2%
Chevron Corp.	10,600	959,300
Conoco, Inc. Class B	32,300	933,470
Exxon Mobil Corp.	44,366	3,875,370
Royal Dutch Petroleum Co. (NY Shares)	16,200	943,974
		6,712,114
TOTAL ENERGY		9,309,639
FINANCIALS - 9.6%
Banks - 2.0%
Bank of America Corp.	33,900	2,035,017
Bank of New York Co., Inc.	40,900	1,963,200
FleetBoston Financial Corp.	19,100	753,495
Pacific Century Financial Corp.	31,500	812,385
U.S. Bancorp	20,000	455,800
		6,019,897
Diversified Financials - 5.6%
American Express Co.	30,500	1,183,400
Bear Stearns Companies, Inc.	7,700	454,069
Charles Schwab Corp.	79,250	1,212,525
Citigroup, Inc.	78,900	4,169,076
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	22,600	$ 1,924,390
Freddie Mac	28,200	1,974,000
Household International, Inc.	9,100	606,970
J.P. Morgan Chase & Co.	44,300	1,975,780
Merrill Lynch & Co., Inc.	26,600	1,576,050
Morgan Stanley Dean Witter & Co.	23,700	1,522,251
		16,598,511
Insurance - 2.0%
AFLAC, Inc.	19,300	607,757
Allstate Corp.	17,600	774,224
American International Group, Inc.	48,150	4,140,900
Conseco, Inc.	22,800	311,220
		5,834,101
TOTAL FINANCIALS		28,452,509
HEALTH CARE - 7.1%
Biotechnology - 0.5%
Amgen, Inc. (a)	18,600	1,154,130
Immunex Corp. (a)	22,500	383,625
		1,537,755
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc.	17,400	630,576
Becton, Dickinson & Co.	18,100	647,799
Guidant Corp. (a)	24,200	871,200
Medtronic, Inc.	20,200	929,402
St. Jude Medical, Inc. (a)	14,200	852,000
		3,930,977
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	6,800	469,200
McKesson HBOC, Inc.	13,300	493,696
		962,896
Pharmaceuticals - 4.9%
Allergan, Inc.	5,700	487,350
American Home Products Corp.	33,700	1,969,428
Bristol-Myers Squibb Co.	40,400	2,112,920
Eli Lilly & Co.	18,400	1,361,600
Johnson & Johnson	18,000	900,000
Merck & Co., Inc.	21,900	1,399,629
Pfizer, Inc.	105,300	4,217,265
Pharmacia Corp.	9,400	431,930
Schering-Plough Corp.	44,100	1,598,184
		14,478,306
TOTAL HEALTH CARE		20,909,934
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
General Dynamics Corp.	17,300	1,346,113

	Shares	Value (Note 1)
Building Products - 0.3%
Masco Corp.	32,200	$ 803,712
Commercial Services & Supplies - 0.2%
ANC Rental Corp. (a)	462	1,848
Ecolab, Inc.	14,800	606,356
		608,204
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	8,100	238,545
Industrial Conglomerates - 3.6%
General Electric Co.	159,400	7,770,750
Minnesota Mining & Manufacturing Co.	8,200	935,620
Tyco International Ltd.	38,570	2,102,065
		10,808,435
Machinery - 1.2%
Albany International Corp. Class A (a)	20,700	391,230
Caterpillar, Inc.	16,100	805,805
Danaher Corp.	13,100	733,600
Eaton Corp.	10,000	701,000
Illinois Tool Works, Inc.	7,900	500,070
Ingersoll-Rand Co.	12,800	527,360
		3,659,065
Road & Rail - 0.4%
Norfolk Southern Corp.	16,000	331,200
Union Pacific Corp.	16,200	889,542
		1,220,742
TOTAL INDUSTRIALS		18,684,816
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.8%
CIENA Corp. (a)	5,300	201,771
Cisco Systems, Inc. (a)	50,600	980,122
Comverse Technology, Inc. (a)	7,500	432,075
Harris Corp.	8,500	231,285
Motorola, Inc.	34,300	568,008
		2,413,261
Computers & Peripherals - 1.6%
Dell Computer Corp. (a)	38,000	1,029,800
EMC Corp. (a)	13,300	386,365
Hewlett-Packard Co.	8,600	245,960
International Business Machines Corp.	18,900	2,135,700
Sun Microsystems, Inc. (a)	51,000	826,200
		4,624,025
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	11,700	380,250
Amphenol Corp. Class A (a)	9,600	384,480
Arrow Electronics, Inc. (a)	11,200	272,048
Avnet, Inc.	25,882	580,274
AVX Corp.	18,200	382,200
Insilco Corp. warrants 8/15/07 (a)	60	0
KEMET Corp. (a)	18,500	366,485
Millipore Corp.	9,300	576,414
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc.	11,200	$ 308,336
Tektronix, Inc. (a)	7,300	198,195
Thermo Electron Corp. (a)	15,000	330,300
		3,778,982
Semiconductor Equipment & Products - 4.2%
Applied Materials, Inc. (a)	8,800	452,584
ASML Holding NV (NY Shares) (a)	15,000	338,250
Atmel Corp. (a)	24,200	313,390
Axcelis Technologies, Inc.	11,700	175,149
Cabot Microelectronics Corp. (a)	6,000	375,060
Cypress Semiconductor Corp. (a)	23,300	555,705
Fairchild Semiconductor International, Inc. Class A (a)	51,100	1,175,300
Helix Technology, Inc.	16,900	515,112
Hynix Semiconductor, Inc. (a)	79,300	170,429
Integrated Circuit Systems, Inc. (a)	28,900	551,990
Integrated Device Technology, Inc. (a)	15,100	454,208
Intel Corp.	40,000	1,219,600
Intersil Corp. Class A (a)	11,900	406,980
KLA-Tencor Corp. (a)	11,500	675,050
LAM Research Corp. (a)	23,700	712,185
LTX Corp. (a)	17,300	444,956
Mattson Technology, Inc. (a)	5,000	84,900
Micron Technology, Inc. (a)	37,200	1,528,920
National Semiconductor Corp. (a)	18,800	547,456
Teradyne, Inc. (a)	51,200	1,694,720
Varian Semiconductor Equipment Associates, Inc. (a)	5,400	219,240
		12,611,184
Software - 2.8%
Computer Associates International, Inc.	21,500	774,000
Microsoft Corp. (a)	87,600	6,308,076
NVIDIA Corp. (a)	13,900	1,279,773
		8,361,849
TOTAL INFORMATION TECHNOLOGY		31,789,301
MATERIALS - 2.3%
Chemicals - 1.0%
Dow Chemical Co.	27,900	927,675
E.I. du Pont de Nemours and Co.	15,104	728,617
Praxair, Inc.	28,200	1,325,400
		2,981,692
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,600	277,144

	Shares	Value (Note 1)
Metals & Mining - 0.9%
Alcan, Inc.	17,800	$ 750,092
Alcoa, Inc.	44,700	1,761,180
		2,511,272
Paper & Forest Products - 0.3%
Georgia-Pacific Group	8,300	280,955
International Paper Co.	19,400	692,580
		973,535
TOTAL MATERIALS		6,743,643
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	37,504	825,088
BellSouth Corp.	31,900	1,284,613
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	70	1
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	145
warrants 1/15/07 (CV ratio .6) (a)	50	25
McCaw International Ltd. warrants 4/16/07 (a)(f)	290	290
Ono Finance PLC rights 5/31/09 (a)(f)	210	630
Qwest Communications International, Inc.	14,200	452,554
SBC Communications, Inc.	35,070	1,404,904
Verizon Communications	34,200	1,829,700
		5,797,950
UTILITIES - 0.5%
Electric Utilities - 0.3%
AES Corp. (a)	22,600	972,930
Multi-Utilities - 0.2%
Enron Corp.	10,400	509,600
TOTAL UTILITIES		1,482,530
TOTAL COMMON STOCKS (Cost $133,018,661)		157,463,674
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	6,717	134
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	6,466	$ 688,629
PRIMEDIA, Inc. Series F, $9.20	4,135	314,260
		1,002,889
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	49,736
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $7.875	255	253,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,305,816
TOTAL PREFERRED STOCKS (Cost $1,284,665)		1,305,950
Corporate Bonds - 13.2%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (f)	-	$ 50,000	56,750
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	B1	200,000	122,000
TOTAL CONVERTIBLE BONDS			178,750
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.0%
Accuride Corp. 9.25% 2/1/08	B2	100,000	65,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	125,000	76,250
			141,250
Hotels Restaurants & Leisure - 0.5%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	170,000	176,800
Extended Stay America, Inc. 9.875% 6/15/11 (f)	B2	120,000	119,100

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	$ 90,000	$ 90,900
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	300,000	303,000
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	160,000	158,800
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	200,000	190,692
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	200,000	199,500
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	150,000	153,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	190,000	203,300
			1,595,092
Household Durables - 0.1%
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	20,000	19,350
Ryland Group, Inc. 9.125% 6/15/11	B1	160,000	158,400
			177,750
Media - 1.8%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	270,000	251,100
Adelphia Communications Corp. 10.875% 10/1/10	B2	150,000	151,500
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	650,000	642,694
Cable Satisfaction International, Inc. yankee 12.75% 3/1/10	Caa2	200,000	100,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	385,000	257,950
8.25% 4/1/07	B2	180,000	169,200
10.75% 10/1/09	B2	70,000	72,100
Continental Cablevision, Inc. 8.3% 5/15/06	A3	115,000	123,819
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	710,000	397,600
Granite Broadcasting Corp. 10.375% 5/15/05	Caa1	91,000	60,060
News America Holdings, Inc. 7.375% 10/17/08	Baa3	500,000	507,690
News America, Inc. 7.28% 6/30/28	Baa3	200,000	178,800
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	40,000	40,000
NTL, Inc. 0% 4/1/08 (d)	B3	260,000	119,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	$ 170,000	$ 171,700
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	120,000	119,700
Radio One, Inc. 8.875% 7/1/11 (f)	B3	220,000	220,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	10,000	7,700
Telewest PLC yankee 11% 10/1/07	B2	555,000	460,650
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	161,634
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	985,412
UIH Australia/Pacific, Inc.
14% 5/15/06	Caa2	410,000	123,000
			5,321,909
Multiline Retail - 0.1%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	20,000	16,600
6.5% 6/15/02	Baa3	100,000	98,500
6.9% 8/15/26	Ba2	50,000	48,000
7.375% 6/15/04	Ba2	20,000	19,100
7.375% 8/15/08	Ba2	35,000	31,150
7.4% 4/1/37	Ba2	20,000	18,400
7.6% 4/1/07	Ba2	10,000	9,250
7.95% 4/1/17	Ba2	15,000	12,150
			253,150
TOTAL CONSUMER DISCRETIONARY			7,489,151
CONSUMER STAPLES - 0.3%
Food & Drug Retailing - 0.1%
Rite Aid Corp.:
11.25% 7/1/08 (f)	Caa2	40,000	40,300
12.5% 9/15/06 (f)	-	215,000	232,200
			272,500
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	45,000	44,211

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	$ 500,000	$ 510,925
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	200,000	202,892
			713,817
TOTAL CONSUMER STAPLES			1,030,528
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 8.125% 4/1/11 (f)	B2	360,000	336,600
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	192,339
			528,939
FINANCIALS - 4.6%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	500,000	503,670
Bank One Corp. 7.875% 8/1/10	A1	400,000	428,756
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	475,990
BankBoston Corp. 6.625% 2/1/04	A3	200,000	204,286
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	350,000	350,165
8.55% 9/29/49 (e)(f)	Aa2	145,000	155,898
Capital One Bank 6.375% 2/15/03	Baa2	250,000	250,520
First Union Corp. 7.55% 8/18/05	A1	715,000	756,606
FleetBoston Financial Corp. 7.25% 9/15/05	A2	275,000	288,013
Korea Development Bank:
6.625% 11/21/03	Baa2	170,000	172,883
7.125% 4/22/04	Baa2	80,000	82,317
7.375% 9/17/04	Baa2	160,000	166,210
MBNA Corp.:
6.34% 6/2/03	Baa2	100,000	100,947
6.875% 11/15/02	Baa2	300,000	306,564
			4,242,825
Diversified Financials - 2.6%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	250,000	253,818
Associates Corp. of North America 6% 7/15/05	Aa3	250,000	252,415
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	205,000	209,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	$ 225,000	$ 227,813
Capital One Financial Corp. 7.125% 8/1/08	Baa3	210,000	189,050
Citigroup, Inc. 7.25% 10/1/10	Aa3	400,000	415,220
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	200,000	199,758
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	100,000	101,485
Ford Motor Credit Co.:
6.875% 2/1/06	A2	150,000	152,907
7.375% 2/1/11	A2	100,000	101,463
7.875% 6/15/10	A2	550,000	576,763
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	300,000	308,478
7.5% 7/15/05	A2	500,000	522,840
7.75% 1/19/10	A2	200,000	210,372
Household Finance Corp. 6.5% 1/24/06	A2	150,000	152,495
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	200,000	225,256
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	350,000	371,000
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	300,000	302,199
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	140,000	143,028
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	200,000	208,440
7.875% 11/15/10	Baa2	315,000	331,566
PTC International Finance BV yankee 0% 7/1/07 (d)	B2	190,000	161,500
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	250,000	262,330
SESI LLC 8.875% 5/15/11 (f)	B1	115,000	113,850
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	375,000	366,701
6.875% 11/15/28	Baa1	390,000	327,748
TCI Communications Financing III 9.65% 3/31/27	A3	180,000	196,429
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	100,000	104,000
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	160,000	151,598
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	300,000	324,624
Unilever Capital Corp. 6.875% 11/1/05	A1	200,000	208,000
			7,672,246

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Real Estate - 0.5%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	$ 100,000	$ 99,161
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	513,075
EOP Operating LP:
6.625% 2/15/05	Baa1	200,000	203,326
6.75% 2/15/08	Baa1	100,000	98,431
ERP Operating LP 7.1% 6/23/04	A3	200,000	206,428
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	148,800
ProLogis Trust 6.7% 4/15/04	Baa1	70,000	69,983
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	200,000	208,500
			1,547,704
TOTAL FINANCIALS			13,462,775
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	155,000	158,875
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	130,000	133,900
Unilab Corp. 12.75% 10/1/09	B3	70,000	81,200
			373,975
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Raytheon Co. 7.9% 3/1/03	Baa3	435,000	447,232
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	75,000	69,000
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	70,000	70,947
7.73% 9/15/12	Baa1	24,288	24,149
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	Aa2	70,000	73,634
7.92% 11/18/10	Aa3	50,000	52,383
			290,113
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	310,000	306,900
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,200
Iron Mountain, Inc. 10.125% 10/1/06	B2	160,000	168,800
			208,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	$ 500,000	$ 495,820
Marine - 0.0%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	50,000	50,750
Road & Rail - 0.3%
CSX Corp. 6.25% 10/15/08	Baa2	500,000	484,140
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	340,000	347,759
			831,899
TOTAL INDUSTRIALS			2,630,714
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Crown Castle International Corp. 10.75% 8/1/11	B3	265,000	257,050
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	280,000	266,000
			523,050
Internet Software & Services - 0.0%
Concentric Network Corp. 12.75% 12/15/07	B	160,000	51,200
IT Consulting & Services - 0.1%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	300,000	228,000
7.25% 9/1/02	Caa1	250,000	190,000
			418,000
TOTAL INFORMATION TECHNOLOGY			992,250
MATERIALS - 0.4%
Chemicals - 0.2%
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	210,000	130,200
IMC Global, Inc. 10.875% 6/1/08 (f)	Ba1	110,000	108,900
Lyondell Chemical Co. 10.875% 5/1/09	B2	160,000	158,000
Methanex Corp. yankee 7.4% 8/15/02	Ba1	325,000	323,375
			720,475
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	170,000	170,850

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Metals & Mining - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	$ 109,000	$ 114,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	185,000	182,503
			296,953
TOTAL MATERIALS			1,188,278
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T Corp. 6.5% 3/15/29	A2	430,000	366,111
British Telecommunications PLC 7.875% 12/15/05	Baa1	400,000	421,253
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	700,000	750,974
Citizens Communications Co.:
8.5% 5/15/06	Baa2	165,000	168,284
9.25% 5/15/11	Baa2	275,000	284,859
France Telecom SA 7.2% 3/1/06 (f)	A3	500,000	515,005
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	190,000	77,900
Intermedia Communications, Inc. 0% 3/1/09 (d)	B3	240,000	175,200
Jazztel PLC yankee 14% 4/1/09	Caa1	180,000	68,400
Koninklijke KPN NV 8% 10/1/10	Baa2	457,000	435,516
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	420,000	117,600
Ono Finance PLC 13% 5/1/09	Caa1	265,000	196,100
SBC Communications, Inc. 5.75% 5/2/06	Aa3	510,000	502,687
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	216,449
Telefonica Europe BV 8.25% 9/15/30	A2	65,000	68,197
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	350,000	360,500
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	136,000	132,765
TELUS Corp. yankee 7.5% 6/1/07	Baa2	500,000	507,500
Triton PCS, Inc. 9.375% 2/1/11	B3	260,000	249,600
			5,614,900
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (f)	Baa2	200,000	207,808
Echostar Broadband Corp. 10.375% 10/1/07	B1	380,000	378,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	$ 211,000	$ 183,570
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	600,000	396,000
Powertel, Inc. 11.125% 6/1/07	Baa1	160,000	173,600
			1,339,078
TOTAL TELECOMMUNICATION SERVICES			6,953,978
UTILITIES - 1.4%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	405,000	382,725
9.375% 9/15/10	Ba1	235,000	235,000
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	300,000	274,791
CMS Energy Corp. 8.375% 7/1/03	Ba3	220,000	217,800
Hydro-Quebec 6.3% 5/11/11	A2	700,000	688,709
Illinois Power Co. 7.5% 6/15/09	Baa1	150,000	152,234
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	545,000	486,069
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	82,226
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	144,000
6.25% 3/1/04	B3	60,000	52,200
6.75% 10/1/23	B3	170,000	134,300
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	38,580
			2,888,634
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	70,000	69,104
KeySpan Corp.:
7.25% 11/15/05	A3	185,000	193,806
7.625% 11/15/10	A3	135,000	141,453
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	522,185
Sempra Energy 7.95% 3/1/10	A2	95,000	94,116
			1,020,664

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	$ 240,000	$ 240,000
TOTAL UTILITIES			4,149,298
TOTAL NONCONVERTIBLE BONDS			38,799,886
TOTAL CORPORATE BONDS (Cost $39,836,220)			38,978,636
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
5.25% 6/15/06	Aaa	530,000	522,379
5.5% 5/2/06	AA-	350,000	346,500
6.25% 2/1/11	Aa2	165,000	162,911
7.125% 6/15/10	Aaa	320,000	341,549
7.25% 1/15/10	Aaa	310,000	333,104
7.25% 5/15/30	Aaa	1,045,000	1,132,008
Freddie Mac:
5.75% 3/15/09	Aaa	700,000	688,513
5.875% 3/21/11	Aa2	1,230,000	1,180,222
6% 6/15/11	Aaa	350,000	344,960
6.75% 3/15/31	Aaa	755,000	769,745
6.875% 1/15/05	Aaa	1,650,000	1,734,563
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	7,729	7,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,564,381
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 3.92% to 4% 7/5/01 to 7/12/01 (h)	-	1,000,000	999,419
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	2,655,000	2,749,996
11.25% 2/15/15	Aaa	1,345,000	2,035,146
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	3,040,000	3,039,058
4.75% 11/15/08	Aaa	80,000	77,225
5% 2/15/11	Aaa	200,000	194,030
5.5% 5/31/03	Aaa	5,600,000	5,723,760
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	Aaa	$ 900,000	$ 966,654
7% 7/15/06	Aaa	3,425,000	3,715,063
TOTAL U.S. TREASURY OBLIGATIONS			19,500,351
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,925,680)			27,064,732
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 9.8%
5.5% 2/1/11	Aaa	118,571	115,014
6% 4/1/09 to 1/1/29	Aaa	1,623,647	1,579,594
6% 7/1/31 (g)	Aaa	5,000,000	4,796,875
6.5% 11/1/25 to 6/1/31	Aaa	10,730,814	10,577,010
6.5% 6/1/31 (g)	Aaa	3,000,000	2,951,250
7% 12/1/24 to 1/1/31	Aaa	3,758,055	3,779,871
7.5% 5/1/15 to 2/1/31	Aaa	4,385,459	4,479,775
8% 1/1/26	Aaa	711,140	738,028
TOTAL FANNIE MAE			29,017,417
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	300,491	307,532
Government National Mortgage Association - 3.9%
6.5% 10/15/27 to 7/15/29 (l)	Aaa	10,011,760	9,909,689
7% 1/15/28 to 12/15/28	Aaa	559,522	564,592
7.5% 6/15/27 to 3/15/28	Aaa	921,971	946,336
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			11,420,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,849,587)			40,745,566
Asset-Backed Securities - 0.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	200,000	202,812
Capital One Master Trust 5.45% 3/16/09	Aaa	400,000	394,313

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	$ 100,000	$ 99,637
5.71% 9/15/05	A2	90,000	89,944
6.4% 12/15/02	Aaa	80,000	81,213
7.03% 11/15/03	Aaa	145,000	148,263
Key Auto Finance Trust:
6.3% 10/15/03	A2	60,922	61,036
6.65% 10/15/03	Baa3	18,197	18,229
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	199,359
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	365,000	378,117
7.5% 11/15/07	A2	200,000	209,008
TOTAL ASSET-BACKED SECURITIES (Cost $1,855,091)			1,881,931
Commercial Mortgage Securities - 1.1%

CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (f)(i)	Aa1	90,554	90,612
Class E, 5.2838% 1/10/13 (f)(i)	Baa1	420,000	420,523
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	500,000	530,015
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	220,000	219,689
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	531,835
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	505,625
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	500,000	469,063
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	500,000	500,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,224,142)			3,268,300
Foreign Government and Government Agency Obligations (j) - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ontario Province 6% 2/21/06	Aa3	$ 200,000	$ 202,644
Quebec Province yankee:
7.125% 2/9/24	A2	30,000	30,629
7.5% 7/15/23	A2	30,000	31,933
United Mexican States:
8.5% 2/1/06	Baa3	175,000	183,313
9.875% 2/1/10	Baa3	200,000	218,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $655,676)			667,319
Supranational Obligations - 0.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $496,855)	Aaa	500,000	513,165
Floating Rate Loans - 0.2%

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	196,995	195,518
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	236,394	234,621
TOTAL FLOATING RATE LOANS (Cost $412,260)			430,139
Cash Equivalents - 9.9%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	29,215,788	29,215,788
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	109,863	109,863
TOTAL CASH EQUIVALENTS (Cost $29,325,651)		29,325,651
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $277,884,488)	301,645,063
NET OTHER ASSETS - (1.9)%	(5,594,107)
NET ASSETS - 100%	$ 296,050,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
51 S&P 500 Stock Index Contracts	Sept. 2001	$ 15,704,175	$ (632,951)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,624,348 or 2.6% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,419.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mothers Work, Inc.	6/18/98	$ 18
Rite Aid Corp.	6/27/01	$ 217,500
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 21,215
(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	27.6%	AAA, AA, A	26.0%
Baa	4.9%	BBB	4.0%
Ba	1.3%	BB	1.6%
B	2.5%	B	2.4%
Caa	0.6%	CCC	0.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $173,230,449 and $171,675,080, respectively, of which long-term U.S. government and government agency obligations aggregated $74,772,108 and $73,760,872, respectively.

The market value of futures contracts opened and closed during the period amounted to $36,822,527 and $20,774,645, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,002 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $256,137 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $430,139 or 0.2% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $279,298,333. Net unrealized appreciation aggregated $22,346,730, of which $33,361,212 related to appreciated investment securities and $11,014,482 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $1,350,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,863) (cost $277,884,488) - See accompanying schedule		$ 301,645,063
Commitment to sell securities on a delayed delivery basis	$ (4,943,750)
Receivable for securities sold on a delayed delivery basis	4,970,313	26,563
Receivable for investments sold, regular delivery		926,742
Receivable for fund shares sold		371,386
Dividends receivable		145,789
Interest receivable		1,506,853
Receivable for daily variation on futures contracts		59,925
Total assets		304,682,321
Liabilities
Payable for investments purchased Regular delivery	510,013
Delayed delivery	7,830,781
Payable for fund shares redeemed	20,894
Accrued management fee	105,845
Distribution fees payable	4,429
Other payables and accrued expenses	49,540
Collateral on securities loaned, at value	109,863
Total liabilities		8,631,365
Net Assets		$ 296,050,956
Net Assets consist of:
Paid in capital		$ 276,032,748
Undistributed net investment income		4,610,096
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,745,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,153,343
Net Assets		$ 296,050,956
Initial Class: Net Asset Value, offering price and redemption price per share ($258,285,576 ÷ 18,741,520 shares)		$13.78
Service Class: Net Asset Value, offering price and redemption price per share ($26,558,789 ÷ 1,933,567 shares)		$13.74
Service Class 2: Net Asset Value, offering price and redemption price per share ($11,206,591 ÷ 818,415 shares)		$13.69

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 955,474
Interest		4,454,140
Security lending		644
Total income		5,410,258
Expenses
Management fee	$ 612,542
Transfer agent fees	95,806
Distribution fees	22,928
Accounting and security lending fees	55,976
Non-interested trustees' compensation	494
Custodian fees and expenses	14,216
Audit	13,074
Legal	1,164
Miscellaneous	7,662
Total expenses before reductions	823,862
Expense reductions	(23,334)	800,528
Net investment income		4,609,730
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,572,928)
Foreign currency transactions	612
Futures contracts	289,244	(4,283,072)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,776,580)
Assets and liabilities in foreign currencies	(454)
Futures contracts	(632,951)
Delayed delivery commitments	26,563	(3,383,422)
Net gain (loss)		(7,666,494)
Net increase (decrease) in net assets resulting from operations		$ (3,056,764)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,609,730	$ 9,644,723
Net realized gain (loss)	(4,283,072)	(1,922,754)
Change in net unrealized appreciation (depreciation)	(3,383,422)	(21,477,945)
Net increase (decrease) in net assets resulting from operations	(3,056,764)	(13,755,976)
Distributions to shareholders From net investment income	(10,202,857)	(10,025,969)
From net realized gain	-	(7,315,617)
In excess of net realized gain	-	(1,053,621)
Total distributions	(10,202,857)	(18,395,207)
Share transactions - net increase (decrease)	26,148,885	(37,111,951)
Total increase (decrease) in net assets	12,889,264	(69,263,134)
Net Assets
Beginning of period	283,161,692	352,424,826
End of period (including undistributed net investment income of $4,610,096 and $9,715,285, respectively)	$ 296,050,956	$ 283,161,692
Other Information:	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
Share transactions	Shares	Dollars	Shares	Dollars
Initial Class Sold	2,284,904	$ 31,461,992	1,794,450	$ 26,671,199
Reinvested	636,973	9,051,388	1,146,173	16,906,054
Redeemed	(1,537,801)	(21,325,291)	(5,917,870)	(88,897,596)
Net increase (decrease)	1,384,076	$ 19,188,089	(2,977,247)	$ (45,320,343)
Service Class Sold	134,867	$ 1,853,099	354,608	$ 5,304,117
Reinvested	66,778	946,241	100,855	1,483,572
Redeemed	(183,475)	(2,517,541)	(236,923)	(3,533,009)
Net increase (decrease)	18,170	$ 281,799	218,540	$ 3,254,680
Service Class 2 A Sold	504,601	$ 6,938,211	335,010	$ 4,970,459
Reinvested	14,524	205,228	380	5,581
Redeemed	(34,610)	(464,442)	(1,490)	(22,328)
Net increase (decrease)	484,515	$ 6,678,997	333,900	$ 4,953,712
Distributions From net investment income Initial Class		$ 9,051,388		$ 9,221,484
Service Class		946,241		801,470
Service Class 2 A		205,228		3,015
Total		$ 10,202,857		$ 10,025,969
From net realized gain Initial Class		$ -		$ 6,717,143
Service Class		-		596,231
Service Class 2 A		-		2,243
Total		$ -		$ 7,315,617
In excess of net realized gain Initial Class		$ -		$ 967,427
Service Class		-		85,871
Service Class 2 A		-		323
Total		$ -		$ 1,053,621
		$ 10,202,857		$ 18,395,207

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.22 D	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(.37)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.15)	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.52)	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	-	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	-	(.05)	-	-	-	-
Total distributions	(.52)	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 13.78	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(1.15)%	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 258,286	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.56% A	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after all expense reductions	.55% A, F	.56% F	.55% F	.58% F	.60% F	.71% F
Ratio of net investment income to average net assets	3.26% A	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	129% A	126%	108%	94%	98%	163%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income D	.22	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(.37)	(1.14)	.24	1.98	.35
Total from investment operations	(.15)	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.50)	(.47)	(.37)	(.36)	-
From net realized gain	-	(.35)	(.43)	(.55)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 13.74	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C	(1.15)%	(4.38)%	4.43%	17.27%	3.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 26,559	$ 27,563	$ 27,054	$ 9,562	$ 10
Ratio of expenses to average net assets	.66% A	.68%	.67%	.70%	.71% A
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.66% F	.69% F	.71% A
Ratio of net investment income to average net assets	3.16% A	3.08%	2.77%	2.79%	3.43% A
Portfolio turnover rate	129% A	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income D	.20	.40
Net realized and unrealized gain (loss)	(.37)	(.75)
Total from investment operations	(.17)	(.35)
Less Distributions
From net investment income	(.51)	(.47)
From net realized gain	-	(.35)
In excess of net realized gain	-	(.05)
Total distributions	(.51)	(.87)
Net asset value, end of period	$ 13.69	$ 14.37
Total Return B, C	(1.29)%	(2.37)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,207	$ 4,797
Ratio of expenses to average net assets	.82% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.83% A, F
Ratio of net investment income to average net assets	3.00% A	2.91% A
Portfolio turnover rate	129% A	126%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Contrafund - Service Class 2	-15.02%	13.45%	17.44%
S&P 500	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $28,406 - a 184.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	2.8
Fannie Mae	2.2
Pfizer, Inc.	2.1
Minnesota Mining & Manufacturing Co.	1.9
Colgate-Palmolive Co.	1.9
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Energy	13.0
Industrials	13.0
Consumer Discretionary	11.3
Health Care	11.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	89.6%
Bonds	1.4%
Short-Term Investments and Net Other Assets	9.0%

* Foreign investments 16.8%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2001, the fund trailed the Standard & Poor's 500 Index - which returned -6.70% - but topped the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund lagged the S&P 500 ® return of -14.83% and beat the Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. I anticipated a continued economic slowdown as we entered 2001, and had built positions in defensive areas such as insurance, consumer staples and energy stocks. Historically, these groups have produced steady earnings growth despite the economic climate. Then, in early January the Federal Reserve Board lowered interest rates and changed the complexion of the market. Immediately - and, I feel, prematurely - investors anticipated a rebound and interest-rate sensitive groups such as autos and housing emerged as market leaders. This change of events hurt the fund relative to the index, as we had little exposure here. As for the fund's peers, my underweighting in technology may have given the fund a slight edge.

Q. You lowered the fund's technology exposure from around 13% to 4% during the period. Did this de-emphasis help?

A. It did, as the technology sector declined nearly 20% during the period. As I've mentioned before, the tech stock bubble peaked in the spring of 2000, and the sector generally has declined ever since. Profit expectations fell by 70% during this time, making the valuations of large-cap tech stocks expensive despite the NASDAQ's 60% decline from its peak last year. Also, my experience suggested that earnings growth after the bubble bursts is never as good as expectations were during the bubble. In hindsight, I wish I had owned more Microsoft during the period, as the stock rose significantly on the heels of a strong new product cycle. Brocade Communications - which the fund no longer owned at the end of the period - and Cisco Systems were two of our tech holdings that performed poorly and hurt the fund's performance.

Q. Finance stocks accounted for about 21% of the fund's investments at the end of the period. Why did you like this group?

A. The sector is huge and growing, and it's still quite fragmented. For example, more than 6,000 banks operate in the U.S., versus only eight in Canada. The fund held large positions in regional banks that were generating good returns, including Fifth Third and M&T Bank. The fund's best individual performer during the period was Household International, which benefited from lower interest rates, disciplined expense management and solid earnings growth.

Q. Considering the fund's defensive flavor during the period, why didn't you add more health care stocks?

A. Drug stocks - which make up a good portion of the health care universe - endured a challenging period. Valuations were very high entering the period, and many drug companies released disappointing clinical results for their new drug prospects. Also, many suffered from fears of intensified generic competition as patent expirations approached. Schering-Plough, one of the fund's largest health care positions at the beginning of the period, struggled for these reasons, as well as unanticipated manufacturing problems. I retained a large stake in Pfizer, which, despite dropping in value during the period, was one of the few drug companies that met its earnings targets. The fund did benefit from owning hospital companies such as HCA and Tenet Healthcare. Increased demand, good cost controls and strong free cash flows helped hospital stocks.

Q. What's your outlook, Will?

A. The technology sector may continue to trail the broader market throughout 2001, as valuations remain high and a profit recovery could be muted by significant excess industry capacity. High valuations also could mute the recovery of many of the market's largest companies, which are still trading at price-to-earnings ratios twice their earnings growth rates. With the Federal Reserve lowering interest rates, economic activity should improve. Inflation remains subdued, so the broader market may perform well. At the end of the period, I was finding good ideas in the finance, health care and consumer cyclical sectors, all of which tend to benefit from falling interest rates and had steady growth and reasonable valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2001, more than $8.7 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Exide Corp.	100	$ 1,150
Goodyear Tire & Rubber Co.	441,400	12,359,200
Michelin SA (Compagnie Generale des Etablissements) Series B	352,200	11,182,192
Midas, Inc.	179,200	2,257,920
Snap-On, Inc.	79,500	1,920,720
		27,721,182
Automobiles - 1.2%
Harley-Davidson, Inc.	16,000	753,280
Honda Motor Co. Ltd.	639,000	28,112,804
Nissan Motor Co. Ltd.	4,053,000	27,979,738
Toyota Motor Corp.	1,463,500	51,551,786
		108,397,608
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc.	119,800	2,294,170
Brinker International, Inc. (a)	59,900	1,548,415
California Pizza Kitchen, Inc.	30,200	702,150
CBRL Group, Inc.	75,000	1,329,000
Darden Restaurants, Inc.	11,900	332,010
Harrah's Entertainment, Inc. (a)	79,600	2,809,880
International Game Technology (a)	105,000	6,588,750
Krispy Kreme Doughnuts, Inc. (a)	20,100	804,000
Marriott International, Inc. Class A	202,500	9,586,350
McDonald's Corp.	3,229,800	87,398,388
Outback Steakhouse, Inc. (a)	148,780	4,284,864
P.F. Chang's China Bistro, Inc. (a)	259,750	9,844,525
Park Place Entertainment Corp. (a)	130,900	1,583,890
PJ America, Inc. (a)(c)	581,700	4,921,182
Ryan's Family Steak Houses, Inc. (a)	188,500	2,433,535
Starwood Hotels & Resorts Worldwide, Inc. unit	497,200	18,535,616
Wendy's International, Inc.	266,400	6,803,856
		161,800,581
Household Durables - 1.4%
Beazer Homes USA, Inc. (a)	25,000	1,587,250
Blyth, Inc.	69,000	1,773,990
Centex Corp.	329,600	13,431,200
Clayton Homes, Inc.	252,300	3,966,156
D.R. Horton, Inc.	126,600	2,873,820
Ethan Allen Interiors, Inc.	132,700	4,312,750
Harman International Industries, Inc.	658,100	25,067,029
Lennar Corp.	483,000	20,141,100
Mohawk Industries, Inc. (a)	355,620	12,517,824
Nintendo Co. Ltd.	100,600	18,309,974
Pulte Homes, Inc.	170,200	7,255,626

	Shares	Value (Note 1)
Whirlpool Corp.	102,100	$ 6,381,250
Yankee Candle Co., Inc. (a)	76,700	1,456,533
		119,074,502
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	268,900	18,204,530
Leisure Equipment & Products - 0.2%
Mattel, Inc.	1,002,000	18,957,840
Media - 2.4%
AOL Time Warner, Inc. (a)	441,100	23,378,300
AT&T Corp. - Liberty Media Group Class A (a)	1,247,000	21,810,030
Charter Communications, Inc. Class A (a)	1,390,400	32,465,840
Comcast Corp. Class A (special) (a)	694,600	30,180,370
Cox Communications, Inc. Class A (a)	113,700	5,036,910
E.W. Scripps Co. Class A	176,800	12,199,200
Insight Communications, Inc. (a)	97,300	2,531,746
McGraw-Hill Companies, Inc.	78,500	5,192,775
Mediacom Communications Corp. Class A (a)	503,900	8,969,420
Omnicom Group, Inc.	163,100	14,026,600
Viacom, Inc. Class B (non-vtg.) (a)	1,117,536	57,832,488
		213,623,679
Multiline Retail - 0.7%
Costco Wholesale Corp. (a)	40,300	1,689,779
JCPenney Co., Inc.	976,800	25,748,448
Kmart Corp. (a)	403,200	4,624,704
Sears, Roebuck & Co.	235,000	9,942,850
Stein Mart, Inc. (a)	616,800	6,309,864
Target Corp.	370,400	12,815,840
		61,131,485
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	284,530	3,300,548
AutoZone, Inc. (a)	108,300	4,061,250
Bed Bath & Beyond, Inc. (a)	1,404,200	42,715,764
Best Buy Co., Inc. (a)	93,100	5,913,712
Charming Shoppes, Inc. (a)	1,799,300	10,993,723
Copart, Inc. (a)	30,200	893,014
Footstar, Inc. (a)	396,300	13,632,720
Galyan's Trading Co., Inc. (a)	7,500	153,375
Gap, Inc.	758,700	22,002,300
Gymboree Corp. (a)	492,300	4,036,860
Home Depot, Inc.	468,840	21,824,502
Lowe's Companies, Inc.	129,200	9,373,460
Payless ShoeSource, Inc. (a)	66,900	4,328,430
Talbots, Inc.	322,400	14,105,000
The Bombay Company, Inc. (a)	505,500	1,364,850
TJX Companies, Inc.	1,224,200	39,015,254
Toys 'R' Us, Inc. (a)	746,900	18,485,775
		218,879,437
Textiles & Apparel - 0.5%
Coach, Inc.	518,931	19,745,325
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Delta Apparel, Inc.	8,870	$ 152,121
Delta Woodside Industries, Inc.	88,700	70,960
Duck Head Apparel Co., Inc. (a)	8,870	40,447
Jones Apparel Group, Inc. (a)	168,200	7,266,240
Liz Claiborne, Inc.	287,600	14,509,420
Vans, Inc. (a)	50,500	1,191,800
		42,976,313
TOTAL CONSUMER DISCRETIONARY		990,767,157
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,094,800	45,105,760
Diageo PLC	3,145,623	34,726,829
Molson, Inc. Class A	517,700	16,413,210
Pepsi Bottling Group, Inc.	738,600	29,617,860
PepsiCo, Inc.	2,124,500	93,902,900
The Coca-Cola Co.	64,610	2,907,450
		222,674,009
Food & Drug Retailing - 2.8%
Albertson's, Inc.	503,700	15,105,963
CVS Corp.	1,916,902	73,992,417
Fleming Companies, Inc.	638,143	22,781,705
George Weston Ltd.	373,300	21,702,686
Koninklijke Ahold NV	666,602	20,954,767
Loblaw Companies Ltd.	130,940	4,358,036
Rite Aid Corp. (a)	750,550	6,754,950
Rite Aid Corp. (a)(d)	849,000	6,876,900
Safeway PLC	1,723,214	9,822,875
Sysco Corp.	832,000	22,588,800
Tesco PLC	4,435,900	16,103,970
Walgreen Co.	687,700	23,484,955
		244,528,024
Food Products - 1.9%
Cadbury Schweppes PLC	2,588,100	17,564,408
Dreyer's Grand Ice Cream, Inc.	33,600	945,840
Earthgrains Co.	447,700	11,640,200
Hershey Foods Corp.	12,800	789,888
Kraft Foods, Inc. Class A	832,800	25,816,800
Nestle SA (Reg.)	153,710	32,738,902
Quaker Oats Co.	637,500	58,171,875
Wm. Wrigley Jr. Co.	433,900	20,328,215
		167,996,128
Household Products - 1.9%
Colgate-Palmolive Co.	2,821,800	166,457,982
Personal Products - 1.9%
Avon Products, Inc.	2,543,850	117,729,378

	Shares	Value (Note 1)
Estee Lauder Companies, Inc. Class A	149,900	$ 6,460,690
Gillette Co.	1,425,400	41,322,346
		165,512,414
TOTAL CONSUMER STAPLES		967,168,557
ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Carbo Ceramics, Inc.	22,900	848,445
Cooper Cameron Corp. (a)	201,200	11,226,960
Diamond Offshore Drilling, Inc.	156,200	5,162,410
ENSCO International, Inc.	361,700	8,463,780
Global Marine, Inc. (a)	212,100	3,951,423
Hanover Compressor Co. (a)	678,700	22,458,183
Schlumberger Ltd. (NY Shares)	194,900	10,261,485
Smith International, Inc. (a)	37,700	2,258,230
Transocean Sedco Forex, Inc.	144,400	5,956,500
Weatherford International, Inc. (a)	298,300	14,318,400
		84,905,816
Oil & Gas - 12.0%
Alberta Energy Co. Ltd.	2,683,590	110,782,282
Amerada Hess Corp.	443,300	35,818,640
Anadarko Petroleum Corp.	132,400	7,153,572
Apache Corp.	135,600	6,881,700
BP PLC sponsored ADR	2,701,132	134,651,430
Burlington Resources, Inc.	1,160,990	46,381,551
Canadian Natural Resources Ltd.	895,270	26,521,043
Chevron Corp.	481,300	43,557,650
Conoco, Inc. Class B	1,318,100	38,093,090
EOG Resources, Inc.	116,140	4,128,777
Equitable Resources, Inc.	289,500	9,643,245
Exxon Mobil Corp.	2,794,971	244,140,717
Kerr-McGee Corp.	241,300	15,990,951
Murphy Oil Corp.	102,900	7,573,440
Nexen, Inc.	553,620	13,931,917
Noble Affiliates, Inc.	713,300	25,215,155
Nuevo Energy Co. (a)	3,800	61,940
Occidental Petroleum Corp.	200,000	5,318,000
Phillips Petroleum Co.	826,500	47,110,500
Rio Alto Exploration Ltd. (a)	50,800	880,779
Royal Dutch Petroleum Co. (NY Shares)	430,800	25,102,716
Suncor Energy, Inc.	1,575,240	40,161,337
Talisman Energy, Inc.	410,070	15,641,706
Texaco, Inc.	640,000	42,624,000
Tosco Corp.	98,400	4,334,520
TotalFinaElf SA sponsored ADR	397,523	27,906,115
Ultramar Diamond Shamrock Corp.	150,600	7,115,850
Unocal Corp.	40,400	1,379,660
USX - Marathon Group	1,129,800	33,340,398
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	713,600	$ 26,246,208
Westport Resources Corp.	239,500	5,029,500
		1,052,718,389
TOTAL ENERGY		1,137,624,205
FINANCIALS - 21.0%
Banks - 6.0%
Astoria Financial Corp.	130,100	7,573,121
Australia & New Zealand Banking Group Ltd.	973,561	8,398,868
Bank of America Corp.	566,300	33,994,989
Bank of Ireland, Inc.	605,800	6,021,846
Bank One Corp.	3,175,000	113,665,000
Barclays PLC	157,700	4,865,775
Commerce Bancorp, Inc.	234,377	16,429,828
Fifth Third Bancorp	1,008,880	60,885,908
First Union Corp.	159,600	5,576,424
Golden West Financial Corp.	560,500	36,006,520
Hibernia Corp. Class A	109,600	1,950,880
Lloyds TSB Group PLC	1,612,900	16,242,250
M&T Bank Corp.	736,800	55,628,400
Mercantile Bankshares Corp.	95,097	3,758,233
National Commerce Financial Corp.	80,500	1,963,395
North Fork Bancorp, Inc.	333,700	10,344,700
Royal Bank of Scotland Group PLC	1,718,613	38,116,318
SouthTrust Corp.	590,700	15,358,200
Synovus Financial Corp.	358,600	11,252,868
U.S. Bancorp	2,551,294	58,143,990
Wells Fargo & Co.	339,770	15,775,521
		521,953,034
Diversified Financials - 6.5%
AMBAC Financial Group, Inc.	73,500	4,277,700
Capital One Financial Corp.	501,700	30,102,000
Citigroup, Inc.	837,215	44,238,441
Daiwa Securities Group, Inc.	3,886,000	40,660,919
Fannie Mae	2,265,400	192,898,810
Freddie Mac	245,880	17,211,600
Household International, Inc.	1,837,390	122,553,913
MBNA Corp.	588,100	19,377,895
Moody's Corp.	256,300	8,586,050
Nikko Securities Co. Ltd.	2,880,000	23,068,633
Nomura Securities Co. Ltd.	1,379,000	26,425,673
SEI Investments Co.	131,300	6,203,925
USA Education, Inc.	532,700	38,887,100
		574,492,659
Insurance - 7.8%
ACE Ltd.	144,100	5,632,869

	Shares	Value (Note 1)
AFLAC, Inc.	438,800	$ 13,817,812
Allstate Corp.	1,593,600	70,102,464
American International Group, Inc.	1,368,084	117,655,224
AXA SA de CV	42,100	1,203,599
Berkshire Hathaway, Inc.:
Class A (a)	2,403	166,287,600
Class B (a)	2,700	6,210,000
Canada Life Financial Corp.	219,800	6,387,847
Conseco, Inc.	1,917,800	26,177,970
Everest Re Group Ltd.	413,280	30,913,344
Manulife Financial Corp.	585,200	16,369,366
MBIA, Inc.	224,050	12,475,104
MetLife, Inc.	3,392,700	105,105,846
MGIC Investment Corp.	63,900	4,641,696
Old Republic International Corp.	205,000	5,945,000
Progressive Corp.	101,400	13,708,266
Radian Group, Inc.	114,200	4,619,390
RenaissanceRe Holdings Ltd.	180,230	13,355,043
The St. Paul Companies, Inc.	284,300	14,411,167
Xl Capital Ltd. Class A	576,000	47,289,600
Zenith National Insurance Corp.	127,700	3,447,900
		685,757,107
Real Estate - 0.7%
Equity Office Properties Trust	414,200	13,101,146
Equity Residential Properties Trust (SBI)	692,500	39,160,875
Glenborough Realty Trust, Inc.	213,600	4,122,480
ResortQuest International, Inc. (a)	192,100	2,209,150
		58,593,651
TOTAL FINANCIALS		1,840,796,451
HEALTH CARE - 11.1%
Biotechnology - 0.2%
Chiron Corp. (a)	60,500	3,157,495
Genentech, Inc. (a)	122,900	6,771,790
IDEC Pharmaceuticals Corp. (a)	30,100	1,950,781
Serono SA sponsored ADR (a)	273,600	6,826,320
		18,706,386
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	102,200	3,703,728
Baxter International, Inc.	156,500	7,668,500
Becton, Dickinson & Co.	199,600	7,143,684
Bio-Rad Laboratories, Inc. Class A (a)	70,900	3,530,820
Biomet, Inc.	270,600	13,005,036
Cooper Companies, Inc.	180,500	9,277,700
Cytyc Corp. (a)	97,000	2,231,000
DENTSPLY International, Inc.	333,500	14,824,075
Diagnostic Products Corp.	15,800	524,560
Disetronic Holding AG (Reg.)	5,155	3,808,405
Medtronic, Inc.	714,934	32,894,113
MiniMed, Inc. (a)	280,000	13,176,800
Smith & Nephew PLC	1,617,754	8,448,949
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	138,100	$ 8,286,000
Stryker Corp.	71,700	3,932,745
Sybron Dental Specialties, Inc. (a)	383,233	7,852,444
Varian Medical Systems, Inc. (a)	61,900	4,425,850
		144,734,409
Health Care Providers & Services - 4.0%
AmeriSource Health Corp. Class A (a)	207,070	11,450,971
Cardinal Health, Inc.	414,450	28,597,050
Caremark Rx, Inc. (a)	675,364	11,109,738
Community Health Systems, Inc.	564,400	16,649,800
Express Scripts, Inc. (a)	23,000	1,249,360
HCA - The Healthcare Co.	1,422,316	64,274,460
Health Management Associates, Inc. Class A (a)	1,083,800	22,803,152
HealthSouth Corp. (a)	1,404,700	22,433,059
Manor Care, Inc. (a)	534,800	16,979,900
Maximus, Inc. (a)	120,900	4,846,881
McKesson HBOC, Inc.	237,300	8,808,576
Patterson Dental Co. (a)	1,183,400	40,827,300
Professional Detailing, Inc. (a)	9,500	854,905
Tenet Healthcare Corp. (a)	1,071,700	55,289,003
UnitedHealth Group, Inc.	703,300	43,428,775
		349,602,930
Pharmaceuticals - 5.2%
Adolor Corp.	12,000	258,600
Allergan, Inc.	30,400	2,599,200
American Home Products Corp.	724,800	42,357,312
AstraZeneca PLC sponsored ADR	493,900	23,089,825
CIMA Labs, Inc. (a)	17,000	1,290,470
Elan Corp. PLC sponsored ADR (a)	1,322,700	80,684,700
Forest Laboratories, Inc. (a)	72,500	5,147,500
IVAX Corp. (a)	166,100	6,477,900
King Pharmaceuticals, Inc. (a)	185,600	9,976,000
Novartis AG sponsored ADR	1,486,600	53,740,590
Pfizer, Inc.	4,629,965	185,430,098
Sanofi-Synthelabo SA	179,089	11,791,936
Schering-Plough Corp.	704,500	25,531,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,900	8,763,980
		457,139,191
TOTAL HEALTH CARE		970,182,916
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	3,300	296,670
Boeing Co.	27,300	1,517,880
Bombardier, Inc. Class B (sub. vtg.)	321,700	4,844,624
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	89,200	3,483,260

	Shares	Value (Note 1)
Lockheed Martin Corp.	2,287,140	$ 84,738,537
United Technologies Corp.	615,801	45,113,581
		139,994,552
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	406,150	24,827,950
Airlines - 1.1%
British Airways PLC	1,006,102	4,898,513
Continental Airlines, Inc. Class B (a)	170,900	8,416,825
Ryanair Holdings PLC sponsored ADR (a)	705,210	36,395,888
Southwest Airlines Co.	2,442,530	45,162,380
		94,873,606
Building Products - 0.3%
American Standard Companies, Inc. (a)	318,800	19,159,880
Masco Corp.	168,100	4,195,776
York International Corp.	100,400	3,516,008
		26,871,664
Commercial Services & Supplies - 3.9%
Apollo Group, Inc. Class A (a)	4,000	167,480
Automatic Data Processing, Inc.	2,115,000	105,115,500
Avery Dennison Corp.	22,100	1,128,205
Brambles Industries Ltd.	201,276	4,930,618
Career Education Corp. (a)	118,000	7,044,600
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	1,056,270
Cendant Corp. (a)	1,226,200	23,910,900
Cintas Corp.	455,200	21,371,640
Concord EFS, Inc. (a)	251,300	13,957,202
Corinthian Colleges, Inc. (a)	225,200	10,582,148
CSG Systems International, Inc. (a)	198,900	11,786,814
Dun & Bradstreet Corp. (a)	70,000	1,974,000
Ecolab, Inc.	444,400	18,207,068
Exult, Inc.	213,600	3,545,760
First Data Corp.	1,001,800	64,365,650
Fiserv, Inc. (a)	85,000	5,270,000
IMS Health, Inc.	336,100	9,578,850
Modis Professional Services, Inc. (a)	179,300	1,237,170
Paychex, Inc.	48,600	2,002,320
Robert Half International, Inc. (a)	298,800	7,437,132
Sabre Holdings Corp. Class A	53,000	2,650,000
The BISYS Group, Inc. (a)	431,200	25,828,880
Waste Management, Inc.	10,100	311,282
		343,459,489
Construction & Engineering - 0.3%
Fluor Corp.	454,980	20,542,347
Jacobs Engineering Group, Inc. (a)	30,100	1,963,423
		22,505,770
Electrical Equipment - 0.1%
Cooper Industries, Inc.	122,000	4,829,980
Industrial Conglomerates - 2.0%
Minnesota Mining & Manufacturing Co.	1,474,910	168,287,231
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	70,261	$ 3,867,165
Tyco International Ltd.	128,300	6,992,350
		179,146,746
Machinery - 1.3%
Danaher Corp.	399,722	22,384,432
Graco, Inc.	30,700	1,013,100
Illinois Tool Works, Inc.	198,100	12,539,730
Ingersoll-Rand Co.	199,100	8,202,920
Roper Industries, Inc.	203,000	8,475,250
SPX Corp. (a)	488,931	61,204,383
Stewart & Stevenson Services, Inc.	58,200	1,940,970
		115,760,785
Road & Rail - 2.0%
C.H. Robinson Worldwide, Inc.	913,500	25,568,865
Canadian National Railway Co.	892,400	36,202,911
Canadian Pacific Ltd.	990,600	38,367,757
CSX Corp.	782,330	28,351,639
GATX Corp.	253,100	10,149,310
Landstar System, Inc. (a)	50,000	3,405,000
M.S. Carriers, Inc. (a)	125,010	4,067,825
Norfolk Southern Corp.	250,300	5,181,210
Swift Transportation Co., Inc. (a)	1,049,000	20,067,370
		171,361,887
Trading Companies & Distributors - 0.1%
Fastenal Co.	214,400	13,196,320
TOTAL INDUSTRIALS		1,136,828,749
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.1%
CIENA Corp. (a)	40,500	1,541,835
Cisco Systems, Inc. (a)	19,178	371,478
Nokia AB sponsored ADR	20,000	440,800
Scientific-Atlanta, Inc.	163,200	6,625,920
		8,980,033
Computers & Peripherals - 0.1%
NCR Corp. (a)	139,300	6,547,100
Sun Microsystems, Inc. (a)	72,200	1,169,640
		7,716,740
Electronic Equipment & Instruments - 0.5%
Garmin Ltd.	12,800	293,120
Mettler-Toledo International, Inc. (a)	133,600	5,778,200
Symbol Technologies, Inc.	569,940	12,652,668
Thermo Electron Corp. (a)	1,272,132	28,012,347
		46,736,335
Internet Software & Services - 0.3%
Homestore.com, Inc. (a)	16,900	586,092
Keynote Systems, Inc. (a)	520,000	5,803,200

	Shares	Value (Note 1)
Netegrity, Inc. (a)	20,100	$ 642,195
RealNetworks, Inc. (a)	58,600	675,658
SmartForce PLC sponsored ADR (a)	226,900	7,998,225
Yahoo!, Inc. (a)	323,800	6,327,052
		22,032,422
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	287,500	20,674,125
Electronic Data Systems Corp.	60,500	3,781,250
SunGard Data Systems, Inc. (a)	1,343,600	40,321,436
		64,776,811
Semiconductor Equipment & Products - 0.4%
Analog Devices, Inc. (a)	8,000	346,000
Cabot Microelectronics Corp. (a)	125,000	7,813,750
Intel Corp.	477,800	14,568,122
Intersil Corp. Class A (a)	137,300	4,695,660
KLA-Tencor Corp. (a)	20,000	1,174,000
LAM Research Corp. (a)	54,400	1,634,720
Marvell Technology Group Ltd.	50,400	1,360,800
Texas Instruments, Inc.	100,900	3,178,350
		34,771,402
Software - 1.9%
Adobe Systems, Inc.	136,880	6,426,516
BEA Systems, Inc. (a)	3,800	126,236
Cerner Corp. (a)	122,700	5,257,695
Electronic Arts, Inc. (a)	333,300	19,161,417
Fair, Isaac & Co., Inc.	2,600	160,732
Inktomi Corp. (a)	117,800	1,076,692
Intuit, Inc. (a)	85,700	3,325,160
Jack Henry & Associates, Inc.	259,800	7,884,930
Legato Systems, Inc. (a)	10,000	158,900
Manugistics Group, Inc. (a)	335,900	8,797,221
Microsoft Corp. (a)	1,251,900	90,149,319
Networks Associates, Inc. (a)	540,500	6,691,390
Nuance Communications, Inc. (a)	357,200	6,251,000
NVIDIA Corp. (a)	16,230	1,494,296
PeopleSoft, Inc. (a)	185,256	8,947,865
Take-Two Interactive Software, Inc. (a)	175,200	3,256,968
		169,166,337
TOTAL INFORMATION TECHNOLOGY		354,180,080
MATERIALS - 3.6%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	324,900	14,864,175
Engelhard Corp.	143,200	3,693,128
OM Group, Inc.	141,500	7,959,375
Praxair, Inc.	655,200	30,794,400
Sigma Aldrich Corp.	48,200	1,952,100
		59,263,178
Construction Materials - 0.1%
Vulcan Materials Co.	93,500	5,025,625
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	280,400	$ 3,757,360
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	166,700	1,431,374
Alcoa, Inc.	867,900	34,195,260
Anglo American PLC	490,800	7,398,063
Barrick Gold Corp.	359,440	5,484,190
BHP Billiton PLC	3,646,363	18,282,417
BHP Ltd.	1,759,700	9,330,873
BHP Ltd. (a)	1,874,255	10,187,002
Compania de Minas Buenaventura SA sponsored ADR	266,600	4,916,104
Dofasco, Inc.	1,000	16,116
Franco Nevada Mining Corp. Ltd.	2,285,064	29,385,863
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	952,700	10,527,335
Gold Fields Ltd.	997,200	4,491,166
Goldcorp, Inc.	1,725,780	18,466,074
Impala Platinum Holdings Ltd.	97,600	4,894,066
Lonmin PLC	11,100	161,031
Massey Energy Corp.	652,300	12,889,448
Meridian Gold, Inc. (a)	244,800	1,920,888
Newmont Mining Corp.	578,010	10,756,766
Normandy Mining Ltd.	3,190,883	2,019,299
Placer Dome, Inc.	467,100	4,566,103
Rio Tinto PLC (Reg. D)	1,031,400	18,422,575
Stillwater Mining Co. (a)	165,870	4,851,698
		214,593,711
Paper & Forest Products - 0.4%
Boise Cascade Corp.	45,200	1,589,683
International Paper Co.	181,200	6,468,840
Sappi Ltd.	665,600	5,863,115
Weyerhaeuser Co.	363,500	19,981,595
		33,903,233
TOTAL MATERIALS		316,543,107
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
KPNQwest NV Class C (NY Shares) (a)	356,300	3,135,440
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	2,640,470	54,578,515
AT&T Corp. - Wireless Group (a)	12,100	197,835

	Shares	Value (Note 1)
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	117,600	$ 3,150,504
NTT DoCoMo, Inc.	948	16,494,227
Sprint Corp. - PCS Group Series 1 (a)	201,800	4,873,470
Triton PCS Holdings, Inc. Class A (a)	22,500	905,625
Vodafone Group PLC sponsored ADR	402,600	8,998,110
		89,198,286
TOTAL TELECOMMUNICATION SERVICES		92,333,726
UTILITIES - 0.6%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	348,040	16,069,007
Southern Co.	926,410	21,539,033
		37,608,040
Gas Utilities - 0.1%
NiSource, Inc.	149,300	4,080,369
Southern Union Co.	83,700	1,707,480
		5,787,849
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	153,500	4,856,740
TOTAL UTILITIES		48,252,629
TOTAL COMMON STOCKS (Cost $7,046,752,473)		7,854,677,577
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (e)
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (Cost $798,761)	-	GBP	704,573	880,044
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 3.51% to 3.99% 7/12/01 to 8/16/01	-		3,850,000	3,839,073
U.S. Treasury Bonds:
5.5% 8/15/28	Aaa		22,500,000	21,308,175
6.125% 11/15/27	Aaa		31,000,000	31,910,470
6.5% 11/15/26	Aaa		17,300,000	18,629,851
6.75% 8/15/26	Aaa		9,900,000	10,978,110
6.875% 8/15/25	Aaa		29,800,000	33,408,482
7.625% 2/15/25	Aaa		9,500,000	11,566,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,173,996)				131,640,411
Cash Equivalents - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (b)	860,109,938	$ 860,109,938
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	53,844,100	53,844,100
TOTAL CASH EQUIVALENTS (Cost $913,954,038)		913,954,038
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,086,679,268)		8,901,152,070
NET OTHER ASSETS - (1.5)%		(135,298,773)
NET ASSETS - 100%		$ 8,765,853,297
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
PJ America, Inc.	$ -	$ -	$ -	$4,921,182
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 6,367,500
(e) Principal amounts are stated in United States dollars unless otherwise noted.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $6,671,570,592 and $6,496,849,360, respectively, of which long-term U.S. Government and government obligations aggregated $0 and $114,946,461, respectively.

The market value of futures contracts opened and closed during the period amounted to $252,016,213 and $308,939,483, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $357,899 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,876,900 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.2%
Canada	4.8
United Kingdom	4.2
Japan	2.7
Ireland	1.5
Switzerland	1.1
Others (individually less than 1%)	2.5
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,142,506,249. Net unrealized appreciation aggregated $758,645,821, of which $1,098,922,003 related to appreciated investment securities and $340,276,182 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,434,636) (cost $8,086,679,268) - See accompanying schedule		$ 8,901,152,070
Cash		295,828
Foreign currency held at value (cost $415,029)		415,350
Receivable for investments sold		113,675,839
Receivable for fund shares sold		5,868,200
Dividends receivable		7,880,322
Interest receivable		4,282,457
Receivable for daily variation on futures contracts		643,666
Other receivables		157,124
Total assets		9,034,370,856
Liabilities
Payable for investments purchased	$ 204,479,653
Payable for fund shares redeemed	5,786,464
Accrued management fee	4,277,563
Distribution fees payable	128,664
Other payables and accrued expenses	1,115
Collateral on securities loaned, at value	53,844,100
Total liabilities		268,517,559
Net Assets		$ 8,765,853,297
Net Assets consist of:
Paid in capital		$ 8,372,695,812
Undistributed net investment income		38,667,528
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(459,958,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,448,652
Net Assets		$ 8,765,853,297
Initial Class: Net Asset Value, offering price and redemption price per share ($7,414,130,344 ÷ 358,901,184 shares)		$20.66
Service Class: Net Asset Value, offering price and redemption price per share ($1,218,873,358 ÷ 59,161,957 shares)		$20.60
Service Class 2: Net Asset Value, offering price and redemption price per share ($132,849,595 ÷ 6,464,830 shares)		$20.55

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 44,382,785
Interest		24,586,781
Security lending		639,803
Total income		69,609,369
Expenses
Management fee	$ 25,829,139
Transfer agent fees	2,925,377
Distribution fees	718,013
Accounting and security lending fees	426,601
Non-interested trustees' compensation	15,450
Custodian fees and expenses	265,926
Audit	23,855
Legal	23,997
Reports to Shareholders	522,905
Miscellaneous	3,133
Total expenses before reductions	30,754,396
Expense reductions	(2,456,099)	28,298,297
Net investment income		41,311,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(335,333,895)
Foreign currency transactions	(159,394)
Futures contracts	(2,609,168)	(338,102,457)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(689,901,566)
Assets and liabilities in foreign currencies	8,843
Futures contracts	458,688	(689,434,035)
Net gain (loss)		(1,027,536,492)
Net increase (decrease) in net assets resulting from operations		$ (986,225,420)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 41,311,072	$ 68,317,627
Net realized gain (loss)	(338,102,457)	204,849,547
Change in net unrealized appreciation (depreciation)	(689,434,035)	(962,270,276)
Net increase (decrease) in net assets resulting from operations	(986,225,420)	(689,103,102)
Distributions to shareholders From net investment income	(69,399,585)	(35,814,293)
From net realized gain	(126,732,911)	(1,235,476,968)
In excess of net realized gain	(122,112,435)	-
Total distributions	(318,244,931)	(1,271,291,261)
Share transactions - net increase (decrease)	226,688,178	2,023,685,153
Total increase (decrease) in net assets	(1,077,782,173)	63,290,790
Net Assets
Beginning of period	9,843,635,470	9,780,344,680
End of period (including undistributed net investment income of $38,667,528 and $67,012,238, respectively)	$ 8,765,853,297	$ 9,843,635,470
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	22,321,475	$ 469,906,251	53,448,851	$ 1,355,965,735
Reinvested	12,488,712	275,251,203	45,653,334	1,161,877,344
Redeemed	(34,568,380)	(723,005,324)	(49,325,329)	(1,240,820,402)
Net increase (decrease)	241,807	$ 22,152,130	49,776,856	$ 1,277,022,677
Service Class Sold	7,872,293	$ 166,292,711	24,126,050	$ 612,579,539
Reinvested	1,820,820	40,039,821	4,305,875	109,369,237
Redeemed	(3,129,439)	(64,911,413)	(2,471,479)	(61,156,455)
Net increase (decrease)	6,563,674	$ 141,421,119	25,960,446	$ 660,792,321
Service Class 2 A Sold	3,166,277	$ 66,436,551	3,591,561	$ 88,871,209
Reinvested	134,574	2,953,910	1,759	44,679
Redeemed	(302,124)	(6,275,532)	(127,217)	(3,045,733)
Net increase (decrease)	2,998,727	$ 63,114,929	3,466,103	$ 85,870,155
Distributions From net investment income Initial Class		$ 60,769,746		$ 32,731,929
Service Class		8,007,964		3,081,105
Service Class 2 A		621,875		1,259
Total		$ 69,399,585		$ 35,814,293
From net realized gain Initial Class		$ 109,231,938		$ 1,129,145,416
Service Class		16,313,306		106,288,132
Service Class 2 A		1,187,667		43,420
Total		$ 126,732,911		$ 1,235,476,968
				$ 1,271,291,261
In excess of net realized gain Initial Class		$ 105,249,519		$ -
Service Class		15,718,550		-
Service Class 2 A		1,144,366		-
Total		$ 122,112,435		$ -
		$ 318,244,931		$ -

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56	$ 13.79
Income from Investment Operations
Net investment income	.10 D	.17 D	.12 D	.13 D	.16 D	.14
Net realized and unrealized gain (loss)	(2.42)	(1.84)	5.59	5.54	3.73	2.76
Total from investment operations	(2.32)	(1.67)	5.71	5.67	3.89	2.90
Less Distributions
From net investment income	(.17)	(.11)	(.12)	(.14)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	(.37)	(.13)
In excess of net realized gain	(.29)	-	-	-	-	-
Total distributions	(.77)	(3.73)	(1.00)	(1.17)	(.51)	(.13)
Net asset value, end of period	$ 20.66	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Total Return B, C	(9.97)%	(6.58)%	24.25%	29.98%	24.14%	21.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,414,130	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868	$ 2,394,103
Ratio of expenses to average net assets	.68% A	.66%	.67%	.70%	.71%	.74%
Ratio of expenses to average net assets after all expense reductions	.62% A, F	.63% F	.65% F	.66% F	.68% F	.71% F
Ratio of net investment income to average net assets	.95% A	.69%	.48%	.62%	.90%	1.33%
Portfolio turnover rate	158% A	177%	172%	201%	142%	178%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income D	.09	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(2.41)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(2.32)	(1.70)	5.68	5.66	(.06)
Less Distributions
From net investment income	(.15)	(.11)	(.12)	(.14)	-
From net realized gain	(.31)	(3.62)	(.88)	(1.03)	-
In excess of net realized gain	(.29)	-	-	-	-
Total distributions	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 20.60	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C	(10.00)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,873	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Ratio of expenses to average net assets	.78% A	.76%	.78%	.80%	.81% A
Ratio of expenses to average net assets after all expense reductions	.72% A, F	.74% F	.75% F	.75% F	.78% A, F
Ratio of net investment income to average net assets	.85% A	.59%	.37%	.53%	1.14% A
Portfolio turnover rate	158% A	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income D	.07	.10
Net realized and unrealized gain (loss)	(2.40)	(.93)
Total from investment operations	(2.33)	(.83)
Less Distributions
From net investment income	(.16)	(.11)
From net realized gain	(.31)	(3.62)
In excess of net realized gain	(.29)	-
Total distributions	(.76)	(3.73)
Net asset value, end of period	$ 20.55	$ 23.64
Total Return B, C	(10.06)%	(3.86)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,850	$ 81,950
Ratio of expenses to average net assets	.93% A	.92% A
Ratio of expenses to average net assets after all expense reductions	.88% A, F	.90% A, F
Ratio of net investment income to average net assets	.69% A	.43% A
Portfolio turnover rate	158% A	177%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class 2 shares will appear once the fund is a year old.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Service Class 2 on September 25, 2000, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $6,858 - a 31.42% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,586 - a 14.14% decrease.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Philip Morris Companies, Inc.	7.0
RJ Reynolds Tobacco Holdings, Inc.	6.9
EchoStar Communications Corp. Class A	4.8
HomeBase, Inc.	3.9
Irish Continental Group PLC	2.3
24.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	33.5
Consumer Discretionary	27.4
Consumer Staples	19.5
Health Care	6.7
Industrials	5.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.3%
Short-Term Investments and Net Other Assets	1.7%

* Foreign investments 9.0%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Fergus Shiel, Portfolio Manager of Dynamic Capital Appreciation Portfolio

Q. How did the fund perform, Fergus?

A. For the six-month period that ended June 30, 2001, the fund's return fell short of the Standard & Poor's 500 Index, which returned -6.70%. The fund also lagged the variable annuity capital appreciation funds average tracked by Lipper Inc., which fell 10.68%. Since its inception on September 25, 2000, through June 30, 2001, the fund lagged the -14.14% return of the S&P 500® index. Lipper does not calculate a life of fund return.

Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

A. Continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor performance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, the fund's overweighted position in Veritas Software, which fell more than 24%, coupled with my decision to not own Microsoft, which rose nearly 67%, proved detrimental to absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper Networks and Redback Networks, both of which fell more than 50% during the period, also held back returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the future growth prospects of Medimmune.

Q. Did you employ any new strategies during the period?

A. Not really. My overall strategy has been largely the same. I maintained the fund's overweighting in the food, beverage and tobacco industries, which was a very beneficial decision. I believed stocks such as RJ Reynolds and Philip Morris remained the best risk-versus-return stocks in the market as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those held by the S&P 500 index by more than 28 percentage points. However, my decision to keep the fund overweighted in information technology stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. What was your attraction to tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the best potential for long-term unit growth in the market. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers.

Q. What specific stocks performed well? What stocks disappointed?

A. RJ Reynolds, a major holding and the fund's top contributor, appreciated roughly 15%. EchoStar Communications, a satellite-TV operator, jumped 38% on narrower-than-expected first-quarter 2001 losses and a higher-than-expected number of new customers. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected first-quarter earnings results. Immunex, another detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints.

Q. What's your outlook?

A. I'm generally positive, but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to be overweighted in the right sector to perform well. I think some of that emphasis on sector importance has been eradicated from the market, and I now believe finding the right stocks with good valuations across many sectors will drive relative performance going forward. Turning to the fund, I believe that its relatively small size affords me two advantages. First, having a fund with fewer assets gives me the opportunity to build bigger positions in a larger universe of stocks, particularly smaller-capitalization stocks that wouldn't have the same impact on a much larger-sized portfolio. Secondly, a smaller fund is more nimble, giving me the opportunity to move more quickly in and out of different stocks as I see fit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital appreciation

Start date: September 25, 2000

Size: as of June 30, 2001, more than $4 million

Manager: J. Fergus Shiel, since inception; joined Fidelity in 1989

3

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 27.4%
Automobiles - 2.4%
Monaco Coach Corp. (a)	1,100	$ 36,520
Winnebago Industries, Inc.	2,000	61,500
		98,020
Hotels, Restaurants & Leisure - 0.2%
Celtic PLC (a)	5,170	8,634
Household Durables - 1.1%
Black & Decker Corp.	100	3,946
Fleetwood Enterprises, Inc.	3,100	43,648
		47,594
Leisure Equipment & Products - 3.0%
Hasbro, Inc.	2,900	41,905
Mattel, Inc.	4,500	85,140
		127,045
Media - 7.0%
EchoStar Communications Corp. Class A (a)	6,390	200,454
Gemstar-TV Guide International, Inc. (a)	1,600	67,216
Omnicom Group, Inc.	300	25,800
		293,470
Multiline Retail - 2.0%
JCPenney Co., Inc.	1,800	47,448
Kmart Corp. (a)	3,300	37,851
		85,299
Specialty Retail - 11.7%
Abercrombie & Fitch Co. Class A (a)	300	13,350
AnnTaylor Stores Corp. (a)	1,500	53,700
Best Buy Co., Inc. (a)	700	44,464
HomeBase, Inc. (a)	47,600	164,220
Lowe's Companies, Inc.	500	36,275
Office Depot, Inc. (a)	8,500	88,230
Pier 1 Imports, Inc.	4,000	46,000
Staples, Inc. (a)	2,900	43,558
		489,797
TOTAL CONSUMER DISCRETIONARY		1,149,859
CONSUMER STAPLES - 19.5%
Beverages - 1.6%
The Coca-Cola Co.	1,500	67,500
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	1,100	9,900
Rite Aid Corp. (a)(c)	1,000	8,100
Walgreen Co.	300	10,245
		28,245
Personal Products - 1.2%
Perrigo Co. (a)	3,000	50,250

	Shares	Value (Note 1)
Tobacco - 16.0%
DIMON, Inc.	8,800	$ 88,000
Philip Morris Companies, Inc.	5,770	292,828
RJ Reynolds Tobacco Holdings, Inc.	5,280	288,288
		669,116
TOTAL CONSUMER STAPLES		815,111
FINANCIALS - 4.8%
Diversified Financials - 4.3%
American Express Co.	500	19,400
Charles Schwab Corp.	1,600	24,480
E*TRADE Group, Inc. (a)	4,000	25,800
Instinet Group, Inc.	2,500	46,250
Lehman Brothers Holdings, Inc.	300	23,325
Merrill Lynch & Co., Inc.	300	17,775
SEI Investments Co.	500	23,625
		180,655
Insurance - 0.5%
American General Corp.	400	18,580
TOTAL FINANCIALS		199,235
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	800	28,632
BioLase Technology, Inc. (a)	5,000	26,300
		54,932
Health Care Providers & Services - 0.6%
Owens & Minor, Inc.	1,200	22,800
Pharmaceuticals - 4.8%
Allergan, Inc.	300	25,650
Alpharma, Inc. Class A	1,200	32,700
Barr Laboratories, Inc. (a)	1,200	84,492
Bristol-Myers Squibb Co.	900	47,070
Elan Corp. PLC sponsored ADR (a)	200	12,200
		202,112
TOTAL HEALTH CARE		279,844
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	700	24,493
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	300	15,483
Commercial Services & Supplies - 0.6%
First Data Corp.	400	25,700
Construction & Engineering - 0.8%
Foster Wheeler Ltd.	3,700	33,485
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Rayovac Corp. (a)	1,000	$ 21,300
Vishay Intertechnology, Inc. (a)	200	4,600
		25,900
Industrial Conglomerates - 0.7%
Minnesota Mining & Manufacturing Co.	250	28,525
Marine - 2.3%
Irish Continental Group PLC	20,000	95,155
TOTAL INDUSTRIALS		248,741
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 10.5%
CIENA Corp. (a)	2,080	79,186
Finisar Corp. (a)	2,400	44,664
Juniper Networks, Inc. (a)	500	15,523
Nokia AB sponsored ADR	4,100	90,364
ONI Systems Corp.	500	13,450
Research in Motion Ltd. (a)	900	29,110
Scientific-Atlanta, Inc.	1,200	48,720
Sonus Networks, Inc. (a)	3,300	74,811
Tellium, Inc.	2,700	45,954
		441,782
Computers & Peripherals - 0.9%
EMC Corp. (a)	700	20,335
StorageNetworks, Inc.	1,000	16,940
		37,275
Electronic Equipment & Instruments - 4.4%
Amphenol Corp. Class A (a)	200	8,010
AVX Corp.	200	4,200
Flextronics International Ltd. (a)	1,400	37,184
KEMET Corp. (a)	200	3,962
Millipore Corp.	600	37,188
PerkinElmer, Inc.	1,500	41,295
Sanmina Corp. (a)	2,100	50,610
		182,449
Internet Software & Services - 0.6%
Digital Insight Corp. (a)	1,300	26,130
IT Consulting & Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	300	21,573
KPMG Consulting, Inc.	1,100	16,632
		38,205
Semiconductor Equipment & Products - 12.8%
ASML Holding NV (NY Shares) (a)	100	2,255
Atmel Corp. (a)	5,300	68,635
Cymer, Inc. (a)	500	13,390
Cypress Semiconductor Corp. (a)	1,600	38,160
Electroglas, Inc. (a)	3,400	59,670
Helix Technology, Inc.	900	27,432

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,100	$ 21,010
Kulicke & Soffa Industries, Inc. (a)	4,900	83,300
Lattice Semiconductor Corp. (a)	300	7,413
Micron Technology, Inc. (a)	1,300	53,430
Monolithic System Technology, Inc.	500	5,500
PRI Automation, Inc. (a)	1,000	17,940
Sage, Inc. (a)	300	4,380
Semtech Corp. (a)	700	22,358
STMicroelectronics NV (NY Shares)	500	17,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	15,190
Texas Instruments, Inc.	700	22,050
Vitesse Semiconductor Corp. (a)	2,700	57,051
		536,164
Software - 3.4%
BEA Systems, Inc. (a)	2,400	79,728
Computer Associates International, Inc.	1,500	54,000
PeopleSoft, Inc. (a)	200	9,660
		143,388
TOTAL INFORMATION TECHNOLOGY		1,405,393
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,000	22,350
TOTAL COMMON STOCKS (Cost $3,932,724)		4,120,533
Cash Equivalents - 2.8%

Fidelity Cash Central Fund, 4.09% (b) (Cost $117,577)	117,577	117,577
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,050,301)		4,238,110
NET OTHER ASSETS - (1.1)%		(47,476)
NET ASSETS - 100%		$ 4,190,634
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 7,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,448,878 and $9,312,709, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $204 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,100 or 0.2% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,103,818. Net unrealized appreciation aggregated $134,292, of which $429,731 related to appreciated investment securities and $295,439 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $111,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $8,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $4,050,301) - See accompanying schedule		$ 4,238,110
Cash		10
Receivable for investments sold		163,394
Receivable for fund shares sold		15,805
Dividends receivable		7,970
Interest receivable		734
Receivable from investment adviser for expense reductions		5,843
Total assets		4,431,866
Liabilities
Payable for investments purchased	$ 213,833
Payable for fund shares redeemed	115
Distribution fees payable	617
Other payables and accrued expenses	26,667
Total liabilities		241,232
Net Assets		$ 4,190,634
Net Assets consist of:
Paid in capital		$ 5,092,440
Distributions in excess of net investment income		(1,260)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,088,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		187,778
Net Assets		$ 4,190,634
Initial Class: Net Asset Value, offering price and redemption price per share ($338,051 ÷ 49,186 shares)		$6.87
Service Class: Net Asset Value, offering price and redemption price per share ($1,018,729 ÷ 148,593 shares)		$6.86
Service Class 2: Net Asset Value, offering price and redemption price per share ($2,833,854 ÷ 413,479 shares)		$6.85

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,010
Interest		3,894
Total income		26,904
Expenses
Management fee	$ 9,284
Transfer agent fees	1,224
Distribution fees	3,084
Accounting fees and expenses	30,000
Non-interested trustees' compensation	5
Custodian fees and expenses	13,436
Audit	14,449
Legal	9
Miscellaneous	50
Total expenses before reductions	71,541
Expense reductions	(45,796)	25,745
Net investment income		1,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(913,067)
Foreign currency transactions	(431)	(913,498)
Change in net unrealized appreciation (depreciation) on:
Investment securities	293,439
Assets and liabilities in foreign currencies	(31)	293,408
Net gain (loss)		(620,090)
Net increase (decrease) in net assets resulting from operations		$ (618,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	September 25, 2000 (commencement of operations) to December 31, 2000
Operations Net investment income	$ 1,159	$ 1,390
Net realized gain (loss)	(913,498)	(174,950)
Change in net unrealized appreciation (depreciation)	293,408	(105,630)
Net increase (decrease) in net assets resulting from operations	(618,931)	(279,190)
Distributions to shareholders From net investment income	(2,421)	-
In excess of net investment income	(1,262)	-
Total distributions	(3,683)	-
Share transactions - net increase (decrease)	2,206,589	2,885,849
Total increase (decrease) in net assets	1,583,975	2,606,659
Net Assets
Beginning of period	2,606,659	-
End of period (including under (over) distribution of net investment income of $(1,260) and $1,264, respectively)	$ 4,190,634	$ 2,606,659

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000 A
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	19,182	$ 138,936	30,001	$ 300,008
Reinvested	36	300	-	-
Redeemed	(33)	(226)	-	-
Net increase (decrease)	19,185	$ 139,010	30,001	$ 300,008
Service Class Sold	173,369	$ 1,238,586	157,395	$ 1,497,499
Reinvested	118	992	-	-
Redeemed	(119,025)	(858,175)	(63,264)	(583,157)
Net increase (decrease)	54,462	$ 381,403	94,131	$ 914,342
Service Class 2 Sold	249,147	$ 1,797,020	182,014	$ 1,673,653
Reinvested	285	2,391	-	-
Redeemed	(17,731)	(113,235)	(236)	(2,154)
Net increase (decrease)	231,701	$ 1,686,176	181,778	$ 1,671,499
Distributions From net investment income Initial Class		$ 197		$ -
Service Class		653		-
Service Class 2		1,573		-
Total		$ 2,423		$ -
In excess of net investment income Initial Class		$ 103		$ -
Service Class		339		-
Service Class 2		818		-
Total		$ 1,260		$ -
		$ 3,683		$ -

A Share transactions are for the period September 25, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capitial Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.65)	(1.49)
Total from investment operations	(1.64)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.87	$ 8.52
Total Return B, C	(19.27)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 256
Ratio of expenses to average net assets before expense reductions	4.28% A	10.18% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.42% A, F	1.50% A
Ratio of net investment income to average net assets	.26% A	.47% A
Portfolio turnover rate	611% A	295% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(1.66)	(1.49)
Total from investment operations	(1.65)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.86	$ 8.52
Total Return B, C	(19.39)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019	$ 802
Ratio of expenses to average net assets before expense reductions	4.39% A	10.30% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.52% A, F	1.60% A
Ratio of net investment income to average net assets	.16% A	.36% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income D	.00	.00
Net realized and unrealized gain (loss)	(1.66)	(1.48)
Total from investment operations	(1.66)	(1.48)
Less Distributions
From net investment income	(.01)	-
In excess of net investment income	(.00) H	-
Total distributions	(.01)	-
Net asset value, end of period	$ 6.85	$ 8.52
Total Return B, C	(19.50)%	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834	$ 1,549
Ratio of expenses to average net assets before expense reductions	4.54% A	10.49% A, G
Ratio of expenses to average net assets after voluntary waivers	1.75% A	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.67% A, F	1.75% A
Ratio of net investment income to average net assets	.02% A	.21% A
Portfolio turnover rate	611% A	295% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

H Amount represents less than $0.01 per share.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Equity-Income - Service Class 2	10.11%	11.89%	15.36%
Russell 3000 Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $41,758 - a 317.58% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semia

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2001, the fund slightly underperformed the Russell 3000® Value Index, which returned -0.34%, but beat the -1.79% return of the Lipper Inc. variable annuity equity income funds average. For the 12-month period that ended June 30, 2001, the fund slightly underperformed the Russell index's return of 11.64% and topped the Lipper peer group's 6.79% return.

Q. What was the investing environment like during the six-month period?

A. It was a tough environment for diversified equity funds, with very few places to hide from the effects of a weakening economy. Though more insulated from economic woes than the growth side of the market, larger-cap value stocks had rather flat performance during the period due to a continuing cycle of downward revisions for corporate earnings. Throughout the period, it became more apparent that the economy was in worse shape than previously anticipated. A key issue was the broad-based impact of the weakening economy on virtually every sector, compared to last year's rather narrow hit on technology issues. Within this environment, the fund's value orientation helped relative to the peer group, but stock selection in pharmaceuticals and the fund's higher weighting in energy stocks held back performance compared to the Russell index.

Q. Pharmaceutical companies appeared to have had a particularly difficult time. What accounted for their poor performance?

A. HMOs, consumers and even the government have become more adversarial toward pharmaceutical companies. The Food and Drug Administration's switch to a more discerning posture in new drug application approvals has made new drug introductions slower than expected. Meanwhile, old patents are expiring, changing the outlook for this industry, with the assumption that future growth will probably be slower than in the past. Fund holdings Bristol-Myers Squibb, Merck, Schering-Plough and Eli Lily all were negatively affected by these changes. I sold off a portion of the fund's pharmaceutical holdings to take profits late last year, and the fund now holds a more moderate weighting in these stocks.

Q. Which stocks helped the fund's performance during the period?

A. During the past few months, I became more interested in technology issues, a number of which began to look attractively valued. Microsoft and IBM were two examples of larger-cap technology stocks that bucked the down trend and performed well during the period. Microsoft benefited from recent favorable court rulings and anticipation of the company's new releases of software for small businesses. Meanwhile, IBM continued to meet earnings expectations and delivered better relative stock performance than many of its competitors.

Q. Financial stocks accounted for the portfolio's largest weighting. How did they do?

A. It was a mixed bag. Good performers included Bank of America, a long-term fund holding, which successfully integrated its merger with NationsBank and realized benefits in savings through cost consolidation. Household International, a consumer financing company, benefited from positive demand trends that produced better-than-expected earnings growth. Interest-rate cuts also gave the company an immediate positive impact on its borrowing costs. On the down side, American Express, Bank of New York and Wells Fargo all had disappointing performance. American Express' credit card business suffered from lower-than-expected growth in business travel and entertainment expenditures, and its investment arm was hurt by a weaker stock market. Bank of New York's custody and processing business was affected by slowing growth in assets from its mutual fund and investment management clients. Along with most of its counterparts, Wells Fargo's venture capital business lost money and the company had to take write-downs.

Q. What's your outlook, Steve?

A. I believe that, over time, lower interest rates should eventually have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Because value stocks generally held their value during the first half of the year - even though earnings expectations were down dramatically across the board - it's an indication that the environment for these stocks was not as negative as many thought. These factors make me optimistic about the long-term prospects for value stocks, and I have positioned the fund with an eye to the economy's eventual recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks reasonable income while maintaining a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2001, more than $10.8 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.7%
Johnson Controls, Inc.	284,700	$ 20,632,209
Snap-On, Inc.	1,102,000	26,624,320
TRW, Inc.	801,700	32,869,700
		80,126,229
Automobiles - 0.2%
Ford Motor Co.	854,200	20,970,610
Hotels Restaurants & Leisure - 1.7%
Mandalay Resort Group (a)	793,600	21,744,640
McDonald's Corp.	1,594,000	43,133,640
MGM Mirage, Inc. (a)	1,249,270	37,428,129
Park Place Entertainment Corp. (a)	1,302,900	15,765,090
Six Flags, Inc. (a)	1,086,356	22,856,930
Starwood Hotels & Resorts Worldwide, Inc. unit	1,017,381	37,927,964
		178,856,393
Household Durables - 0.8%
Black & Decker Corp.	595,500	23,498,430
Fortune Brands, Inc.	676,000	25,931,360
Maytag Corp.	991,520	29,011,875
Whirlpool Corp.	182,300	11,393,750
		89,835,415
Media - 3.7%
Clear Channel Communications, Inc. (a)	813,500	51,006,450
Fox Entertainment Group, Inc. Class A (a)	1,251,600	34,919,640
Gannett Co., Inc.	136,400	8,988,760
News Corp. Ltd. sponsored ADR	729,701	25,665,024
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	39,022,461
Tribune Co.	710,500	28,427,105
Viacom, Inc. Class B (non-vtg.) (a)	3,344,218	173,063,282
Walt Disney Co.	1,342,900	38,796,381
		399,889,103
Multiline Retail - 1.8%
Big Lots, Inc. (a)	2,020,156	27,635,738
Costco Wholesale Corp. (a)	459,290	19,258,030
Dillards, Inc. Class A	432,800	6,608,856
Federated Department Stores, Inc. (a)	953,000	40,502,500
JCPenney Co., Inc.	232,600	6,131,336
Kmart Corp. (a)	454,800	5,216,556
Sears, Roebuck & Co.	285,200	12,066,812
Target Corp.	1,166,100	40,347,060
Wal-Mart Stores, Inc.	629,300	30,709,840
		188,476,728
Specialty Retail - 1.7%
AutoNation, Inc.	689,800	8,001,680
Charming Shoppes, Inc. (a)	612,800	3,744,208
Gap, Inc.	1,713,600	49,694,400

	Shares	Value (Note 1)
Office Depot, Inc. (a)	2,062,900	$ 21,412,902
Pep Boys-Manny, Moe & Jack	450,800	5,062,484
Staples, Inc. (a)	3,626,562	54,470,961
The Limited, Inc.	2,635,400	43,536,808
		185,923,443
Textiles & Apparel - 0.1%
Kellwood Co.	612,840	14,156,604
TOTAL CONSUMER DISCRETIONARY		1,158,234,525
CONSUMER STAPLES - 5.2%
Beverages - 0.1%
PepsiCo, Inc.	352,800	15,593,760
Food & Drug Retailing - 0.0%
Rite Aid Corp. warrants 6/27/06 (a)(g)	25,358	126,790
Food Products - 0.8%
ConAgra Foods, Inc.	906,700	17,961,727
H.J. Heinz Co.	454,600	18,588,594
Kellogg Co.	68,400	1,983,600
Kraft Foods, Inc. Class A	412,700	12,793,700
Tyson Foods, Inc. Class A	339,900	3,130,479
Unilever PLC	3,307,614	28,445,501
		82,903,601
Household Products - 1.4%
Kimberly-Clark Corp.	1,042,700	58,286,930
Procter & Gamble Co.	1,236,800	78,907,840
The Dial Corp.	712,800	10,157,400
		147,352,170
Personal Products - 1.2%
Avon Products, Inc.	915,600	42,373,968
Gillette Co.	3,178,120	92,133,699
		134,507,667
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,559,700	180,654,775
TOTAL CONSUMER STAPLES		561,138,763
ENERGY - 12.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,543,000
Halliburton Co.	2,896,500	103,115,400
Schlumberger Ltd. (NY Shares)	984,000	51,807,600
		210,466,000
Oil & Gas - 10.4%
BP PLC sponsored ADR	3,305,342	164,771,299
Burlington Resources, Inc.	238,900	9,544,055
Chevron Corp.	976,471	88,370,626
CNOOC Ltd. sponsored ADR	258,900	4,906,155
Conoco, Inc.:
Class A	788,400	22,232,880
Class B	2,354,415	68,042,594
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 15,433,145
Exxon Mobil Corp.	4,402,718	384,577,417
Royal Dutch Petroleum Co. (NY Shares)	1,840,400	107,240,108
TotalFinaElf SA:
Series B	448,000	62,746,880
sponsored ADR	2,183,396	153,274,399
USX - Marathon Group	1,621,100	47,838,661
		1,128,978,219
TOTAL ENERGY		1,339,444,219
FINANCIALS - 27.6%
Banks - 9.5%
Bank of America Corp.	2,438,190	146,364,546
Bank of New York Co., Inc.	3,077,800	147,734,400
Bank One Corp.	2,266,538	81,142,060
Comerica, Inc.	1,601,800	92,263,680
First Union Corp.	1,753,222	61,257,577
FleetBoston Financial Corp.	1,786,800	70,489,260
Mellon Financial Corp.	2,266,900	104,277,400
PNC Financial Services Group, Inc.	504,800	33,210,792
U.S. Bancorp	4,855,638	110,659,990
Washington Mutual, Inc.	333,900	12,537,945
Wells Fargo & Co.	3,612,000	167,705,160
		1,027,642,810
Diversified Financials - 14.0%
American Express Co.	2,728,816	105,878,061
Brascan Corp. Class A (ltd. vtg.)	2,213,200	38,036,634
Charles Schwab Corp.	1,432,400	21,915,720
Citigroup, Inc.	7,879,120	416,332,675
Fannie Mae	4,762,300	405,509,845
Freddie Mac	851,500	59,605,000
Household International, Inc.	2,289,547	152,712,785
J.P. Morgan Chase & Co.	3,879,950	173,045,770
Merrill Lynch & Co., Inc.	108,400	6,422,700
Morgan Stanley Dean Witter & Co.	1,384,000	88,894,320
Nomura Securities Co. Ltd.	1,622,000	31,082,263
Washington Mutual Capital Trust unit (a)(e)	339,000	18,136,500
		1,517,572,273
Insurance - 3.2%
ACE Ltd.	1,474,100	57,622,569
Allstate Corp.	666,500	29,319,335
American International Group, Inc.	590,950	50,821,700
Conseco, Inc.	1,497,300	20,438,145
Hartford Financial Services Group, Inc.	1,490,300	101,936,520
Highlands Insurance Group, Inc. (a)	371,100	1,799,835

	Shares	Value (Note 1)
Marsh & McLennan Companies, Inc.	192,300	$ 19,422,300
The Chubb Corp.	314,100	24,320,763
The St. Paul Companies, Inc.	323,500	16,398,215
UnumProvident Corp.	682,100	21,909,052
		343,988,434
Real Estate - 0.9%
Crescent Real Estate Equities Co.	810,400	19,911,528
Duke-Weeks Realty Corp.	434,622	10,800,357
Equity Office Properties Trust	524,500	16,589,935
Equity Residential Properties Trust (SBI)	649,500	36,729,225
Public Storage, Inc.	609,700	18,077,605
		102,108,650
TOTAL FINANCIALS		2,991,312,167
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	680,800	24,365,832
Guidant Corp. (a)	865,680	31,164,480
		55,530,312
Health Care Providers & Services - 0.6%
HCA - The Healthcare Co.	671,450	30,342,826
McKesson HBOC, Inc.	943,200	35,011,584
		65,354,410
Pharmaceuticals - 4.6%
American Home Products Corp.	648,000	37,869,120
Bristol-Myers Squibb Co.	2,674,200	139,860,660
Eli Lilly & Co.	1,789,700	132,437,800
Merck & Co., Inc.	1,583,100	101,175,921
Sanofi-Synthelabo SA	91,800	6,044,479
Schering-Plough Corp.	2,129,530	77,174,167
		494,562,147
TOTAL HEALTH CARE		615,446,869
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.4%
Boeing Co.	465,400	25,876,240
General Dynamics Corp.	505,700	39,348,517
Honeywell International, Inc.	1,758,825	61,541,287
Lockheed Martin Corp.	767,900	28,450,695
Raytheon Co.	576,500	15,306,075
United Technologies Corp.	1,195,400	87,575,004
		258,097,818
Building Products - 0.3%
Masco Corp.	1,265,800	31,594,368
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	410,900	20,976,445
IMS Health, Inc.	1,368,800	39,010,800
New England Business Service, Inc.	207,200	3,978,240
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. (a)	9,540	$ 77,751
Per-Se Technologies, Inc. warrants 7/8/03 (a)	12,807	0
Pitney Bowes, Inc.	1,582,000	66,633,840
R.R. Donnelley & Sons Co.	535,300	15,898,410
Republic Services, Inc. (a)	826,400	16,404,040
Viad Corp.	775,800	20,481,120
		183,460,646
Electrical Equipment - 0.2%
Rockwell International Corp.	485,000	18,488,200
Industrial Conglomerates - 5.3%
General Electric Co.	5,731,040	279,388,200
Minnesota Mining & Manufacturing Co.	326,300	37,230,830
Textron, Inc.	1,527,400	84,068,096
Tyco International Ltd.	3,126,846	170,413,107
		571,100,233
Machinery - 2.9%
Briggs & Stratton Corp.	49,700	2,092,370
Caterpillar, Inc.	1,367,900	68,463,395
CNH Global NV	60,800	360,544
Deere & Co.	1,467,850	55,558,123
Eaton Corp.	428,300	30,023,830
Illinois Tool Works, Inc.	514,400	32,561,520
Ingersoll-Rand Co.	1,074,144	44,254,733
Kennametal, Inc.	513,334	18,942,025
Navistar International Corp. (a)	387,600	10,903,188
Parker-Hannifin Corp.	1,047,700	44,464,388
Pentair, Inc.	300,200	10,146,760
		317,770,876
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	2,998,700	90,470,779
CSX Corp.	660,400	23,932,896
Norfolk Southern Corp.	410,900	8,505,630
Union Pacific Corp.	1,015,900	55,783,069
		178,692,374
TOTAL INDUSTRIALS		1,559,204,515
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.3%
Motorola, Inc.	1,890,400	31,305,024
Computers & Peripherals - 2.4%
Compaq Computer Corp.	2,255,200	34,933,048
Dell Computer Corp. (a)	2,266,600	61,424,860
Hewlett-Packard Co.	1,766,500	50,521,900

	Shares	Value (Note 1)
International Business Machines Corp.	806,600	$ 91,145,800
NCR Corp. (a)	412,200	19,373,400
		257,399,008
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	357,200	8,676,388
Avnet, Inc.	851,730	19,095,787
Thermo Electron Corp. (a)	1,295,400	28,524,708
		56,296,883
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	702,000	24,289,200
Unisys Corp. (a)	1,820,017	26,772,450
		51,061,650
Semiconductor Equipment & Products - 0.6%
Intel Corp.	1,948,400	59,406,716
National Semiconductor Corp. (a)	408,000	11,880,960
		71,287,676
Software - 0.8%
Computer Associates International, Inc.	838,900	30,200,400
Microsoft Corp. (a)	786,400	56,628,664
		86,829,064
TOTAL INFORMATION TECHNOLOGY		554,179,305
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	7,701,624
Crompton Corp.	783,351	8,538,526
Dow Chemical Co.	1,112,300	36,983,975
E.I. du Pont de Nemours and Co.	1,072,649	51,744,588
Great Lakes Chemical Corp.	1,060,100	32,704,085
Hercules Trust II unit (a)	15,700	6,515,500
Hercules, Inc.	649,700	7,341,610
IMC Global, Inc.	1,119,500	11,418,900
Millennium Chemicals, Inc.	853,650	12,847,433
Olin Corp.	712,700	12,108,773
PolyOne Corp.	979,200	10,193,472
Praxair, Inc.	1,203,612	56,569,764
Solutia, Inc.	1,862,800	23,750,700
		278,418,950
Containers & Packaging - 0.3%
Ball Corp.	254,479	12,103,021
Smurfit-Stone Container Corp. (a)	1,134,900	17,738,487
		29,841,508
Metals & Mining - 1.7%
Alcoa, Inc.	2,163,016	85,222,830
Allegheny Technologies, Inc.	459,450	8,311,451
Dofasco, Inc.	926,300	14,928,481
Newmont Mining Corp.	446,300	8,305,643
Nucor Corp.	540,900	26,444,601
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Pechiney SA Series A	351,311	$ 17,908,430
Phelps Dodge Corp.	556,500	23,094,750
		184,216,186
Paper & Forest Products - 1.2%
Bowater, Inc.	798,600	35,729,364
Georgia-Pacific Group	1,454,500	49,234,825
International Paper Co.	542,500	19,367,250
Weyerhaeuser Co.	469,900	25,830,403
		130,161,842
TOTAL MATERIALS		622,638,486
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T Corp.	3,251,121	71,524,662
BellSouth Corp.	4,583,199	184,565,424
British Telecommunications PLC sponsored ADR	113,700	7,350,705
Korea Telecom sponsored ADR	103,000	2,263,940
Qwest Communications International, Inc.	965,260	30,762,836
SBC Communications, Inc.	5,353,193	214,448,912
Verizon Communications	2,592,502	138,698,857
		649,615,336
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	997,100	46,036,107
Cinergy Corp.	415,000	14,504,250
DPL, Inc.	99,554	2,883,084
Entergy Corp.	2,434,600	93,464,294
Niagara Mohawk Holdings, Inc. (a)	1,682,100	29,756,349
Northeast Utilities	491,200	10,192,400
Southern Co.	1,054,600	24,519,450
		221,355,934
Gas Utilities - 0.1%
Kinder Morgan Management LLC	113,600	7,781,600
Multi-Utilities - 0.2%
SCANA Corp.	722,500	20,519,000
TOTAL UTILITIES		249,656,534
TOTAL COMMON STOCKS (Cost $7,879,050,126)		10,300,870,719
Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	$ 11,846,200
Media - 0.3%
Cox Communications, Inc. $6.858 PRIZES	154,200	8,812,530
MediaOne Group, Inc. (Vodafone Group PLC):
$3.04 PIES	317,100	8,442,788
$3.63 PIES	213,500	12,302,938
		29,558,256
TOTAL CONSUMER DISCRETIONARY		41,404,456
FINANCIALS - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	17,680,140
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	177,700	8,640,663
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (e)	111,200	5,636,450
TOTAL INDUSTRIALS		14,277,113
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	227,800	12,005,060
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	11,816,442
UTILITIES - 0.3%
Electric Utilities - 0.2%
TXU Corp. $1.6575 PRIDES	398,400	17,928,000
Gas Utilities - 0.1%
NiSource, Inc. $3.875 PIES	299,300	14,815,350
TOTAL UTILITIES		32,743,350
TOTAL CONVERTIBLE PREFERRED STOCKS		129,926,561
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	25,523	$ 2,718,200
TOTAL PREFERRED STOCKS (Cost $136,749,036)		132,644,761
Corporate Bonds - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 0% 2/2/21	Baa3	$ 15,369,000	5,575,720
Media - 0.4%
Adelphia Communications Corp. 6% 2/15/06	B3	9,440,000	9,102,048
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	11,048,842
Liberty Media Corp.3.5% 1/15/31 (e)	Baa3	11,400,000	8,892,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	Baa3	22,670,000	11,391,675
			40,434,565
Specialty Retail - 0.1%
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (e)	A3	7,800,000	5,511,012
Venator Group, Inc. 5.5% 6/1/08 (e)	B2	2,850,000	3,313,125
			8,824,137
TOTAL CONSUMER DISCRETIONARY			54,834,422
FINANCIALS - 0.5%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (e)	-	3,680,000	3,836,400
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	5,340,000	4,545,675
Real Estate - 0.4%
Liberty Property LP 8.3% 7/6/01	Baa3	27,685,000	40,420,100
TOTAL FINANCIALS			48,802,175

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (e)	Ba1	$ 1,370,000	$ 1,448,775
SPX Corp. liquid yield option note 0% 2/6/21 (e)	Ba3	19,570,000	13,180,395
			14,629,170
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Quantum Corp. 7% 8/1/04	B2	7,730,000	6,362,795
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (e)	B2	6,720,000	5,409,600
TOTAL INFORMATION TECHNOLOGY			11,772,395
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (e)	B1	13,390,000	8,167,900
5.25% 1/15/10	B1	6,710,000	4,093,100
			12,261,000
TOTAL CONVERTIBLE BONDS			142,299,162
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	570,000	347,700
Hotels Restaurants & Leisure - 0.1%
Domino's, Inc. 10.375% 1/15/09	B3	840,000	858,900
Extended Stay America, Inc. 9.875% 6/15/11 (e)	B2	800,000	794,000
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	900,000	909,000
Park Place Entertainment Corp. 8.125% 5/15/11 (e)	Ba2	1,115,000	1,106,638
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	940,000	958,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,175,000	1,257,250
			5,884,588
Household Durables - 0.0%
American Greetings Corp. 11.75% 7/15/08 (e)	Ba3	60,000	58,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 1,005,000	$ 934,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10 (d)	B2	2,475,000	1,658,250
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	3,760,000	2,105,600
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	240,000	240,000
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	800,000	798,000
Radio One, Inc. 8.875% 7/1/11 (e)	B3	1,190,000	1,190,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	15,000	11,550
Telewest PLC yankee 11% 10/1/07	B2	2,905,000	2,411,150
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	1,115,000	334,500
United Pan-Europe Communications NV yankee 0% 2/1/10 (d)	Caa1	1,335,000	220,275
			9,903,975
Multiline Retail - 0.0%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	110,000	91,300
6.9% 8/15/26	Ba2	240,000	230,400
7.375% 6/15/04	Ba2	110,000	105,050
7.375% 8/15/08	Ba2	130,000	115,700
7.4% 4/1/37	Ba2	115,000	105,800
			648,250
TOTAL CONSUMER DISCRETIONARY			16,842,563
CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06 (e)	-	1,285,000	1,387,800
ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	1,885,000	1,762,475

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 1,055,000	$ 1,076,100
CanWest Media, Inc. 10.625% 5/15/11 (e)	B2	785,000	794,813
			1,870,913
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	705,600
TOTAL FINANCIALS			2,576,513
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 9.25% 4/15/11 (e)	B2	640,000	656,000
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	1,195,000	1,224,875
			1,880,875
INDUSTRIALS - 0.0%
Building Products - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	1,005,000	1,005,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	1,125,000	1,068,750
MATERIALS - 0.0%
Chemicals - 0.0%
IMC Global, Inc. 10.875% 6/1/08 (e)	Ba1	735,000	727,650
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	840,000	840,000
			1,567,650
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	110,000	110,550
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	680,000	670,820
TOTAL MATERIALS			2,349,020
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	835,000	642,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc. 0% 5/1/08 (d)	B3	$ 1,625,000	$ 1,283,750
			1,926,700
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09 (e)	B3	985,000	920,975
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,965,000	1,955,175
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	2,535,000	1,673,100
Nextel International, Inc. 0% 4/15/08 (d)	Caa1	2,010,000	462,300
			5,011,550
TOTAL TELECOMMUNICATION SERVICES			6,938,250
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp.:
8% 12/31/08	Ba1	1,295,000	1,223,775
9.375% 9/15/10	Ba1	1,100,000	1,100,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	915,000	823,500
6.25% 3/1/04	B3	375,000	326,250
6.75% 10/1/23	B3	1,120,000	884,800
			4,358,325
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	875,000	875,000
TOTAL UTILITIES			5,233,325
TOTAL NONCONVERTIBLE BONDS			41,044,571
TOTAL CORPORATE BONDS (Cost $186,978,655)			183,343,733
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (f)	B2	550,000	473,000
Tranche C term loan 8.34% 6/30/08 (f)	B2	550,000	473,000
			946,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (f)	Ba3	$ 846,483	$ 840,134
Tranche C term loan 6.9399% 7/21/07 (f)	Ba3	1,015,779	1,008,161
			1,848,295
TOTAL FLOATING RATE LOANS (Cost $2,639,811)			2,794,295
Cash Equivalents - 1.8%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	161,485,669	161,485,669
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	33,305,019	33,305,019
TOTAL CASH EQUIVALENTS (Cost $194,790,688)		194,790,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,400,208,316)	10,814,444,196
NET OTHER ASSETS - 0.0%	3,641,659
NET ASSETS - 100%	$ 10,818,085,855
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,105,783 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 126,790
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,452,929,488 and $1,184,533,055.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $91,060 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,790 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,040,000. The weighted average interest rate was 5.24%. Interest expense includes $1,024 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $4,526,000. The weighted average interest rate was 5.31%. Interest expense includes $2,669 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,794,295 or 0.0% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,404,424,411. Net unrealized appreciation aggregated $2,410,019,785, of which $2,981,360,293 related to appreciated investment securities and $571,340,508 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,998,816) (cost $8,400,208,316) - See accompanying schedule		$ 10,814,444,196
Receivable for investments sold		24,291,668
Receivable for fund shares sold		18,905,919
Dividends receivable		13,086,351
Interest receivable		3,724,665
Other receivables		34,744
Total assets		10,874,487,543
Liabilities
Payable for investments purchased	$ 12,626,037
Payable for fund shares redeemed	5,354,650
Accrued management fee	4,343,235
Distribution fees payable	87,182
Other payables and accrued expenses	685,565
Collateral on securities loaned, at value	33,305,019
Total liabilities		56,401,688
Net Assets		$ 10,818,085,855
Net Assets consist of:
Paid in capital		$ 8,134,172,386
Undistributed net investment income		76,429,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		193,310,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,414,173,282
Net Assets		$ 10,818,085,855
Initial Class: Net Asset Value, offering price and redemption price per share ($9,933,097,284 ÷ 418,816,835 shares)		$23.72
Service Class: Net Asset Value, offering price and redemption price per share ($759,757,518 ÷ 32,121,573 shares)		$23.65
Service Class 2: Net Asset Value, offering price and redemption price per share ($125,231,053 ÷ 5,309,462 shares)		$23.59

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 99,021,916
Interest		8,468,944
Security lending		187,200
		107,678,060
Less foreign taxes withheld		(1,931,040)
Total income		105,747,020
Expenses
Management fee	$ 25,312,029
Transfer agent fees	3,499,175
Distribution fees	434,255
Accounting and security lending fees	447,524
Non-interested trustees' compensation	5,454
Custodian fees and expenses	92,466
Registration fees	4,929
Audit	33,536
Legal	27,406
Interest	3,693
Reports to shareholders	952,176
Miscellaneous	3,532
Total expenses before reductions	30,816,175
Expense reductions	(757,519)	30,058,656
Net investment income		75,688,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	198,780,684
Foreign currency transactions	(100,930)	198,679,754
Change in net unrealized appreciation (depreciation) on:
Investment securities	(381,248,460)
Assets and liabilities in foreign currencies	(35,598)	(381,284,058)
Net gain (loss)		(182,604,304)
Net increase (decrease) in net assets resulting from operations		$ (106,915,940)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 75,688,364	$ 172,079,690
Net realized gain (loss)	198,679,754	500,168,037
Change in net unrealized appreciation (depreciation)	(381,284,058)	94,926,588
Net increase (decrease) in net assets resulting from operations	(106,915,940)	767,174,315
Distributions to shareholders From net investment income	(175,168,717)	(187,986,087)
From net realized gain	(493,630,239)	(694,753,499)
Total distributions	(668,798,956)	(882,739,586)
Share transactions - net increase (decrease)	949,906,874	(692,163,922)
Total increase (decrease) in net assets	174,191,978	(807,729,193)
Net Assets
Beginning of period	10,643,893,877	11,451,623,070
End of period (including undistributed net investment income of $76,429,853 and $170,138,206, respectively)	$ 10,818,085,855	$ 10,643,893,877

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	49,070,831	$ 1,173,373,633	45,973,673	$ 1,098,402,964
Reinvested	25,863,824	625,387,254	38,143,296	847,544,035
Redeemed	(46,687,585)	(1,109,454,422)	(121,903,326)	(2,861,778,639)
Net increase (decrease)	28,247,070	$ 689,306,465	(37,786,357)	$ (915,831,640)
Service Class Sold	6,895,101	$ 164,018,051	9,905,652	$ 235,854,814
Reinvested	1,673,998	40,376,818	1,585,963	35,176,653
Redeemed	(1,392,544)	(32,407,189)	(3,590,373)	(84,741,881)
Net increase (decrease)	7,176,555	$ 171,987,680	7,901,242	$ 186,289,586
Service Class 2 A Sold	3,908,816	$ 92,463,010	1,666,464	$ 39,694,526
Reinvested	126,086	3,034,884	852	18,898
Redeemed	(295,865)	(6,885,165)	(96,891)	(2,335,292)
Net increase (decrease)	3,739,037	$ 88,612,729	1,570,425	$ 37,378,132
Distributions From net investment income Initial Class		$ 164,164,158		$ 180,623,926
Service Class		10,221,979		7,358,208
Service Class 2 A		782,580		3,953
Total		$ 175,168,717		$ 187,986,087
From net realized gain Initial Class		$ 461,223,096		$ 666,920,109
Service Class		30,154,839		27,818,445
Service Class 2 A		2,252,304		14,945
Total		$ 493,630,239		$ 694,753,499
		$ 668,798,956		$ 882,739,586

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.17 D	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	(.37)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	(.20)	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.42)	(.44) G	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 23.72	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	(.90)%	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,933,097	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.58% A	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after all expense reductions	.56% A, F	.55% F	.56% F	.57% F	.57% F	.56% F
Ratio of net investment income to average net assets	1.45% A	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	23% A	22%	27%	28%	44%	186%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.16	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(.38)	1.46	1.11	2.31	.78
Total from investment operations	(.22)	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.40)	(.43) G	(.38)	(.34)	-
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(1.58)	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 23.65	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	(.99)%	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 759,758	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.68% A	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after all expense reductions	.66% A, F	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.35% A	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	23% A	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income D	.14	.32
Net realized and unrealized gain (loss)	(.37)	1.95
Total from investment operations	(.23)	2.27
Less Distributions
From net investment income	(.41)	(.43) G
From net realized gain	(1.18)	(1.61) G
Total distributions	(1.59)	(2.04)
Net asset value, end of period	$ 23.59	$ 25.41
Total Return B, C	(1.03)%	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 125,231	$ 39,911
Ratio of expenses to average net assets	.84% A	.83% A
Ratio of expenses to average net assets after all expense reductions	.82% A, F	.82% A, F
Ratio of net investment income to average net assets	1.19% A	1.41% A
Portfolio turnover rate	23% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Growth - Service Class 2	-23.68%	14.41%	17.14%
Russell 3000 Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,643 - a 386.43% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jennifer Uhrig, Portfolio Manager of Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2001, the fund outperformed both the Russell 3000 ® Growth Index - which returned -13.25% - and the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund topped the -35.31% return of the Russell index, but trailed its Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. The past six months were an unusually tough environment for growth stocks, as many of the excesses of the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweightings in these two groups during the period helped its performance. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find oil and natural gas as easily exploitable reserves are becoming depleted. This mega-trend benefits companies that supply equipment and services for drilling. We saw a strong period for these companies as high oil and gas prices stimulated drilling activity. Weatherford International and Smith International were two stocks that performed well. However, I expect to see volatile shorter-term cycles within this longer-term trend as increased supply temporarily depresses prices and drilling activity declines. Hence, I don't regard energy services as a buy-and-hold group. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period. Why?

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Q. Which other stocks performed well during the period? Which holdings proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail stock rally, but Home Depot also performed well. Other disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively during the next few months. We're in a falling interest-rate environment - with no signs of inflation - and I think the Federal Reserve Board ultimately will be successful at stimulating the economy. That said, I'm optimistic about companies that are economically sensitive, including technology, and will look to increase the fund's cyclical exposure as evidence of a recovery becomes more apparent.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2001, more than $15.2 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,970,550	$ 50,938,718
Darden Restaurants, Inc.	802,100	22,378,590
Harrah's Entertainment, Inc. (a)	1,177,200	41,555,160
McDonald's Corp.	2,833,100	76,663,686
Outback Steakhouse, Inc. (a)	873,910	25,168,608
Tricon Global Restaurants, Inc. (a)	1,726,850	75,808,715
Wendy's International, Inc.	553,200	14,128,728
		306,642,205
Household Durables - 1.4%
Black & Decker Corp.	616,140	24,312,884
Centex Corp.	268,400	10,937,300
D.R. Horton, Inc.	822,600	18,673,020
Lennar Corp.	393,700	16,417,290
Maytag Corp.	817,300	23,914,198
Nintendo Co. Ltd.	94,200	17,145,125
Pulte Homes, Inc.	680,000	28,988,400
Sony Corp.	1,270,900	83,625,218
		224,013,435
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	2,178,300	31,476,435
Mattel, Inc.	4,868,300	92,108,236
		123,584,671
Media - 5.6%
AOL Time Warner, Inc. (a)	8,481,052	449,495,756
AT&T Corp. - Liberty Media Group Class A (a)	2,907,780	50,857,072
Clear Channel Communications, Inc. (a)	1,372,000	86,024,400
Comcast Corp. Class A (special) (a)	804,600	34,959,870
Cox Communications, Inc. Class A (a)	1,367,800	60,593,540
Fox Entertainment Group, Inc. Class A (a)	347,600	9,698,040
United Pan-Europe Communications NV sponsored ADR (a)	2,089,700	5,307,838
UnitedGlobalCom, Inc. Class A (a)	928,200	8,019,648
Viacom, Inc. Class B (non-vtg.) (a)	2,884,125	149,253,469
		854,209,633
Multiline Retail - 2.8%
Costco Wholesale Corp. (a)	745,000	31,237,850
Dillards, Inc. Class A	1,254,130	19,150,565
Family Dollar Stores, Inc.	534,300	13,694,109
Federated Department Stores, Inc. (a)	576,300	24,492,750
JCPenney Co., Inc.	1,048,800	27,646,368
Kmart Corp. (a)	5,336,600	61,210,802
Sears, Roebuck & Co.	985,480	41,695,659
Wal-Mart Stores, Inc.	4,184,800	204,218,240
		423,346,343
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A (a)	1,355,400	60,315,300
AutoZone, Inc. (a)	1,671,300	62,673,750
Best Buy Co., Inc. (a)	1,139,500	72,381,040
Gap, Inc.	2,774,300	80,454,700

	Shares	Value (Note 1)
Home Depot, Inc.	4,886,700	$ 227,475,885
Lowe's Companies, Inc.	726,700	52,722,085
O'Reilly Automotive, Inc. (a)	1,209,600	34,292,160
Toys 'R' Us, Inc. (a)	1,993,480	49,338,630
		639,653,550
TOTAL CONSUMER DISCRETIONARY		2,571,449,837
CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Pepsi Bottling Group, Inc.	1,168,200	46,844,820
PepsiAmericas, Inc.	1,031,800	13,722,940
PepsiCo, Inc.	841,600	37,198,720
The Coca-Cola Co.	3,686,700	165,901,500
		263,667,980
Food & Drug Retailing - 1.3%
CVS Corp.	1,110,400	42,861,440
Rite Aid Corp. (a)	5,999,590	53,996,310
Rite Aid Corp. (a)(d)	1,450,000	11,745,000
Walgreen Co.	2,666,260	91,052,779
		199,655,529
Food Products - 0.6%
Kraft Foods, Inc. Class A	1,482,900	45,969,900
Quaker Oats Co.	392,600	35,824,750
		81,794,650
Household Products - 0.7%
Kimberly-Clark Corp.	940,900	52,596,310
Procter & Gamble Co.	723,460	46,156,748
		98,753,058
Personal Products - 1.0%
Gillette Co.	5,347,000	155,009,530
Tobacco - 0.9%
Philip Morris Companies, Inc.	2,746,600	139,389,950
TOTAL CONSUMER STAPLES		938,270,697
ENERGY - 2.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,557,570	52,178,595
BJ Services Co. (a)	1,834,260	52,056,299
Coflexip SA sponsored ADR	776,900	50,226,585
Global Industries Ltd. (a)	1,904,900	24,992,288
Halliburton Co.	1,236,900	44,033,640
National-Oilwell, Inc. (a)	1,567,500	42,009,000
Smith International, Inc. (a)	765,750	45,868,425
Stolt Offshore SA (a)	1,796,600	22,935,237
Transocean Sedco Forex, Inc.	780,000	32,175,000
Varco International, Inc. (a)	1,421,000	26,444,810
Weatherford International, Inc. (a)	1,068,640	51,294,720
		444,214,599
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.5%
Banks - 2.8%
Bank of America Corp.	1,169,200	$ 70,187,076
Bank of New York Co., Inc.	355,100	17,044,800
Bank One Corp.	5,752,890	205,953,462
FleetBoston Financial Corp.	2,391,452	94,342,781
Mellon Financial Corp.	934,200	42,973,200
		430,501,319
Diversified Financials - 6.6%
American Express Co.	3,415,300	132,513,640
Capital One Financial Corp.	821,600	49,296,000
Charles Schwab Corp.	3,252,950	49,770,135
Citigroup, Inc.	3,152,710	166,589,196
Daiwa Securities Group, Inc.	6,397,000	66,934,612
Fannie Mae	918,500	78,210,275
Freddie Mac	942,600	65,982,000
Goldman Sachs Group, Inc.	265,800	22,805,640
J.P. Morgan Chase & Co.	833,800	37,187,480
MBNA Corp.	505,900	16,669,405
Merrill Lynch & Co., Inc.	918,500	54,421,125
Moody's Corp.	438,900	14,703,150
Morgan Stanley Dean Witter & Co.	812,000	52,154,760
Nikko Securities Co. Ltd.	9,697,000	77,672,408
Nomura Securities Co. Ltd.	4,062,000	77,839,799
State Street Corp.	756,200	37,424,338
		1,000,173,963
Insurance - 3.1%
ACE Ltd.	495,500	19,369,095
AFLAC, Inc.	2,002,420	63,056,206
Allstate Corp.	253,400	11,147,066
American General Corp.	1,794,800	83,368,460
American International Group, Inc.	1,836,946	157,977,356
Marsh & McLennan Companies, Inc.	438,600	44,298,600
MBIA, Inc.	1,098,900	61,186,752
Xl Capital Ltd. Class A	376,510	30,911,471
		471,315,006
TOTAL FINANCIALS		1,901,990,288
HEALTH CARE - 17.5%
Biotechnology - 4.0%
Abgenix, Inc. (a)	1,300,642	56,903,088
Alkermes, Inc. (a)	1,152,700	40,263,811
Amgen, Inc. (a)	2,820,500	175,012,025
Genentech, Inc. (a)	1,096,800	60,433,680
Geneva Proteomics (a)(d)	826,000	4,543,000
Human Genome Sciences, Inc. (a)	1,270,500	75,823,440
Medarex, Inc. (a)	1,687,600	39,709,228
Millennium Pharmaceuticals, Inc. (a)	2,537,680	86,027,352

	Shares	Value (Note 1)
Protein Design Labs, Inc. (a)	775,200	$ 65,194,320
QLT, Inc. (a)	389,100	7,710,040
		611,619,984
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	337,400	12,227,376
Guidant Corp. (a)	806,400	29,030,400
Medtronic, Inc.	3,269,800	150,443,498
		191,701,274
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	800,800	55,255,200
Health Management Associates, Inc. Class A (a)	88,600	1,864,144
McKesson HBOC, Inc.	3,290,300	122,135,936
Tenet Healthcare Corp. (a)	1,827,700	94,291,043
		273,546,323
Pharmaceuticals - 10.4%
American Home Products Corp.	2,649,200	154,819,248
Bristol-Myers Squibb Co.	2,785,400	145,676,420
Cambridge Antibody Technology Group PLC (a)	1,018,375	29,864,918
Elan Corp. PLC sponsored ADR (a)	1,553,350	94,754,350
Eli Lilly & Co.	2,824,500	209,013,000
Johnson & Johnson	2,166,500	108,325,000
Merck & Co., Inc.	2,154,160	137,672,366
Pfizer, Inc.	15,758,235	631,117,312
Pharmacia Corp.	1,448,100	66,540,195
Watson Pharmaceuticals, Inc. (a)	302,900	18,670,756
		1,596,453,565
TOTAL HEALTH CARE		2,673,321,146
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Goodrich Corp.	124,290	4,720,534
Airlines - 1.1%
AMR Corp. (a)	1,272,780	45,985,541
Continental Airlines, Inc. Class B (a)	834,300	41,089,275
Delta Air Lines, Inc.	989,200	43,603,936
Northwest Airlines Corp. (a)	1,447,500	34,233,375
		164,912,127
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	812,000	40,356,400
Concord EFS, Inc. (a)	632,400	35,123,496
DST Systems, Inc. (a)	264,900	13,960,230
		89,440,126
Construction & Engineering - 0.5%
Fluor Corp.	1,536,310	69,364,397
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	9,393,000	$ 46,543,248
Molex, Inc. Class A (non-vtg.)	26,600	783,370
		47,326,618
Industrial Conglomerates - 4.3%
General Electric Co.	11,994,200	584,717,250
Minnesota Mining & Manufacturing Co.	623,880	71,184,708
		655,901,958
Machinery - 0.1%
Illinois Tool Works, Inc.	313,900	19,869,870
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,812,800	54,692,176
Canadian National Railway Co.	1,527,210	61,955,904
Union Pacific Corp.	1,292,150	70,951,957
		187,600,037
TOTAL INDUSTRIALS		1,239,135,667
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	14,866,620	287,966,429
Comverse Technology, Inc. (a)	868,200	50,017,002
McDATA Corp.:
Class A (a)	1,219,500	24,329,025
Class B	317,400	7,204,980
Nortel Networks Corp.	1,716,500	15,602,985
QUALCOMM, Inc. (a)	1,979,300	112,721,135
Tellium, Inc.	22,500	382,950
		498,224,506
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	1,538,800	37,223,572
Compaq Computer Corp.	5,173,700	80,140,613
Dell Computer Corp. (a)	9,521,700	258,038,070
EMC Corp. (a)	3,004,740	87,287,697
Gateway, Inc. (a)	1,499,100	24,660,195
Hewlett-Packard Co.	2,696,400	77,117,040
International Business Machines Corp.	2,343,100	264,770,300
Lexmark International, Inc. Class A (a)	1,228,700	82,630,075
StorageNetworks, Inc.	1,365,700	23,134,958
Sun Microsystems, Inc. (a)	6,752,300	109,387,260
		1,044,389,780
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,067,760	34,702,200
Avnet, Inc.	1,353,800	30,352,196
Sanmina Corp. (a)	1,487,700	35,853,570
SCI Systems, Inc. (a)	2,727,200	69,543,600
		170,451,566

	Shares	Value (Note 1)
Internet Software & Services - 0.4%
Jupiter Media Metrix, Inc. (a)	769,800	$ 985,344
Openwave Systems, Inc.	689,200	22,385,216
VeriSign, Inc. (a)	621,807	36,176,731
		59,547,291
Semiconductor Equipment & Products - 10.2%
Altera Corp. (a)	1,899,050	56,325,823
Analog Devices, Inc. (a)	911,600	39,426,700
Applied Materials, Inc. (a)	2,204,500	113,377,435
ASML Holding NV (NY Shares) (a)	527,600	11,897,380
Cabot Microelectronics Corp. (a)	312,000	19,503,120
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,531,700	38,736,693
Integrated Circuit Systems, Inc. (a)	863,200	16,487,120
Integrated Device Technology, Inc. (a)	528,900	15,909,312
Intel Corp.	21,640,100	659,806,649
KLA-Tencor Corp. (a)	1,166,000	68,444,200
LAM Research Corp. (a)	1,716,600	51,583,830
Lattice Semiconductor Corp. (a)	570,500	14,097,055
Micron Technology, Inc. (a)	2,509,300	103,132,230
National Semiconductor Corp. (a)	527,700	15,366,624
QLogic Corp. (a)	117,137	7,544,794
Semtech Corp. (a)	278,500	8,895,290
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,662,120	55,627,603
Teradyne, Inc. (a)	1,770,300	58,596,930
Texas Instruments, Inc.	5,052,200	159,144,300
Xilinx, Inc. (a)	1,130,000	47,516,500
		1,561,419,588
Software - 9.2%
Adobe Systems, Inc.	1,548,400	72,697,380
BEA Systems, Inc. (a)	263,500	8,753,470
Compuware Corp. (a)	1,265,000	17,279,900
Electronic Arts, Inc. (a)	1,393,800	80,129,562
Inktomi Corp. (a)	1,435,800	13,123,212
Intuit, Inc. (a)	13,300	516,040
Microsoft Corp. (a)	13,315,923	958,879,614
Oracle Corp. (a)	3,365,870	66,173,004
PeopleSoft, Inc. (a)	2,183,800	105,477,540
VERITAS Software Corp. (a)	1,144,598	77,741,096
		1,400,770,818
TOTAL INFORMATION TECHNOLOGY		4,734,803,549
MATERIALS - 0.3%
Chemicals - 0.3%
Dow Chemical Co.	592,700	19,707,275
Lyondell Chemical Co.	2,101,500	32,321,070
		52,028,345
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T Corp.	3,689,400	$ 81,166,800
BellSouth Corp.	1,253,400	50,474,418
SBC Communications, Inc.	2,810,023	112,569,521
TeraBeam Networks (d)	60,800	60,800
		244,271,539
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	3,108,570	53,840,432
Sprint Corp. - PCS Group Series 1 (a)	1,674,780	40,445,937
Vodafone Group PLC	33,837,911	75,627,506
		169,913,875
TOTAL TELECOMMUNICATION SERVICES		414,185,414
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	1,385,100	59,628,555
Multi-Utilities - 0.3%
Enron Corp.	869,400	42,600,600
TOTAL UTILITIES		102,229,155
TOTAL COMMON STOCKS (Cost $13,180,210,937)		15,071,628,697
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $1,528,257)	88,646	150,698
U.S. Government Agency Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount
Fannie Mae 5.5% 5/2/06 (Cost $3,592,346)	AA-	$ 3,605,000	3,568,950
Cash Equivalents - 1.7%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	150,356,676	150,356,676
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	114,404,700	114,404,700
TOTAL CASH EQUIVALENTS (Cost $264,761,376)		264,761,376
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,450,092,916)	15,340,109,721
NET OTHER ASSETS - (0.4)%	(68,167,020)
NET ASSETS - 100%	$ 15,271,942,701
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneva Proteomics	7/7/00	$ 4,543,000
Rite Aid Corp.	6/27/01	$ 10,875,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,321,978,439 and $8,719,063,613, respectively, of which long-term U.S. government and government agency obligations aggregated $3,592,346 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $565,765 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,499,498 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $12,935,500. The weighted average interest rate was 4.94%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $13,586,203,933. Net unrealized appreciation aggregated $1,753,905,788, of which $2,853,694,129 related to appreciated investment securities and $1,099,788,341 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,022,945) (cost $13,450,092,916) - See accompanying schedule		$ 15,340,109,721
Receivable for investments sold		153,738,092
Receivable for fund shares sold		6,830,618
Dividends receivable		12,322,608
Interest receivable		619,920
Other receivables		278,359
Total assets		15,513,899,318
Liabilities
Payable to custodian bank	$ 10,280
Payable for investments purchased	110,545,539
Payable for fund shares redeemed	9,351,904
Accrued management fee	7,426,895
Distribution fees payable	172,162
Other payables and accrued expenses	45,137
Collateral on securities loaned, at value	114,404,700
Total liabilities		241,956,617
Net Assets		$ 15,271,942,701
Net Assets consist of:
Paid in capital		$ 14,313,888,157
Undistributed net investment income		17,677,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(949,610,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,889,987,173
Net Assets		$ 15,271,942,701
Initial Class: Net Asset Value, offering price and redemption price per share ($13,371,788,843 ÷ 362,531,300 shares)		$36.88
Service Class: Net Asset Value, offering price and redemption price per share ($1,786,692,791 ÷ 48,605,584 shares)		$36.76
Service Class 2: Net Asset Value, offering price and redemption price per share ($113,461,067 ÷ 3,097,125 shares)		$36.63

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 54,605,054
Interest		13,062,680
Security lending		693,431
Total income		68,361,165
Expenses
Management fee	$ 45,636,564
Transfer agent fees	5,134,794
Distribution fees	989,544
Accounting and security lending fees	565,123
Custodian fees and expenses	243,373
Registration fees	52,869
Audit	46,986
Legal	41,620
Interest	3,553
Reports to shareholders	1,311,082
Miscellaneous	5,495
Total expenses before reductions	54,031,003
Expense reductions	(3,114,210)	50,916,793
Net investment income		17,444,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(785,064,504)
Foreign currency transactions	(325,425)	(785,389,929)
Change in net unrealized appreciation (depreciation) on: Investment securities
Change in net unrealized appreciation (depreciation) on: Investment securities	(927,614,409)
Assets and liabilities in foreign currencies	(47,213)	(927,661,622)
Net gain (loss)		(1,713,051,551)
Net increase (decrease) in net assets resulting from operations		$ (1,695,607,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,444,372	$ 11,145,934
Net realized gain (loss)	(785,389,929)	1,012,598,310
Change in net unrealized appreciation (depreciation)	(927,661,622)	(3,219,390,093)
Net increase (decrease) in net assets resulting from operations	(1,695,607,179)	(2,195,645,849)
Distributions to shareholders From net investment income	(10,651,148)	(20,008,543)
From net realized gain	(960,548,930)	(2,010,393,014)
In excess of net realized gain	(163,985,157)	-
Total distributions	(1,135,185,235)	(2,030,401,557)
Share transactions - net increase (decrease)	681,319,116	3,588,722,111
Total increase (decrease) in net assets	(2,149,473,298)	(637,325,295)
Net Assets
Beginning of period	17,421,415,999	18,058,741,294
End of period (including undistributed net investment income of $17,677,687 and $10,649,233, respectively)	$ 15,271,942,701	$ 17,421,415,999

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	18,466,905	$ 708,653,046	60,790,422	$ 3,083,045,212
Reinvested	24,560,455	1,006,978,664	38,128,847	1,912,161,690
Redeemed	(35,931,376)	(1,350,612,480)	(55,558,216)	(2,766,549,803)
Net increase (decrease)	7,095,984	$ 365,019,230	43,361,053	$ 2,228,657,099
Service Class Sold	7,673,568	$ 293,233,615	25,312,442	$ 1,274,031,890
Reinvested	3,016,784	123,326,141	2,363,626	118,228,594
Redeemed	(4,537,204)	(168,989,344)	(1,943,579)	(95,706,253)
Net increase (decrease)	6,153,148	$ 247,570,412	25,732,489	$ 1,296,554,231
Service Class 2 A Sold	1,774,037	$ 67,885,955	1,360,003	$ 65,671,999
Reinvested	119,736	4,880,430	225	11,273
Redeemed	(111,199)	(4,036,911)	(45,677)	(2,172,491)
Net increase (decrease)	1,782,574	$ 68,729,474	1,314,551	$ 63,510,781
Distributions From net investment income Initial Class		$ 10,599,775		$ 19,026,484
Service Class		-		981,965
Service Class 2 A		51,373		94
Total		$ 10,651,148		$ 20,008,543
From net realized gain Initial Class		$ 851,081,961		$ 1,893,135,205
Service Class		105,342,109		117,246,629
Service Class 2 A		4,124,860		11,180
Total		$ 960,548,930		$ 2,010,393,014
In excess of net realized gain Initial Class		$ 145,296,928		$ -
Service Class		17,984,032		-
Service Class 2 A		704,197		-
Total		$ 163,985,157		$ -
		$ 1,135,185,235		$ 2,030,401,557

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.04 D	.03 D	.07 D	.08 D	.20 D	.22
Net realized and unrealized gain (loss)	(3.97)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(3.93)	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.03)	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
In excess of net realized gain	(.41)	-	-	-	-	-
Total distributions	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 36.88	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(9.66)%	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,371,789	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.68% A	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after all expense reductions	.64% A, F	.64% F	.65% F	.66% F	.67% F	.67% F
Ratio of net investment income to average net assets	.24% A	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	114% A	103%	84%	123%	113%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(3.96)	(5.25)	15.07	12.83	.14
Total from investment operations	(3.93)	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	-	(.05)	(.08)	(.19)	-
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	-
In excess of net realized gain	(.41)	-	-	-	-
Total distributions	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 36.76	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(9.69)%	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786,693	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.78% A	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after all expense reductions	.74% A, F	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	.13% A	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	114% A	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) D	(.00)	(.09)
Net realized and unrealized gain (loss)	(3.95)	(3.86)
Total from investment operations	(3.95)	(3.95)
Less Distributions
From net investment income	(.03)	(.05)
From net realized gain	(2.41)	(5.97)
In excess of net realized gain	(.41)	-
Total distributions	(2.85)	(6.02)
Net asset value, end of period	$ 36.63	$ 43.43
Total Return B, C	(9.76)%	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 113,461	$ 57,095
Ratio of expenses to average net assets	.93% A	.91% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.90% A, F
Ratio of net investment income (loss) to average net assets	(.02)% A	(.19)% A
Portfolio turnover rate	114% A	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity VIP: Growth & Income - Service Class 2	-7.14%	11.71%
S&P 500	-14.83%	12.95%
Variable Annuity Growth & Income Funds Average	0.72%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 247 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2 on December 31, 1996, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $16,464 - a 64.64% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,298 - a 72.98% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Exxon Mobil Corp.	5.2
Freddie Mac	4.8
Microsoft Corp.	4.5
Philip Morris Companies, Inc.	4.3
General Electric Co.	4.0
22.8
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.4
Consumer Discretionary	18.0
Consumer Staples	11.0
Industrials	8.9
Information Technology	8.8

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks and Equity Futures	85.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	12.8%

* Foreign investments 1.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months ending June 30, 2001, the fund edged the -6.70% return of the Standard & Poor's 500 Index, while trailing the -2.59% return of the Lipper Inc. variable annuity growth & income funds average. For the 12 months that ended June 30, 2001, the fund's returns again fell in between its benchmarks, beating the -14.83% return of the S&P 500®, but lagging the 0.72% mark posted by the Lipper average.

Q. Why did the fund outperform the index but trail the Lipper average during the six-month period?

A. Relative to the S&P 500, the fund benefited from a lighter emphasis on technology and telecommunications stocks. In addition, I overweighted defensive sectors such as financial services and consumer staples for their reliable earnings growth, which worked out well. Financial stocks were particularly helped by rapidly falling interest rates, as the Federal Reserve Board lowered short-term rates six times during the period. Conversely, I underweighted health care, especially drug stocks. This was a timely move, as large-cap drug stocks pulled back sharply near the end of the period. There are lots of popular drugs with expiring patents, and in many cases there appears to be nothing in the product pipeline to replace them. On the negative side, I trimmed the fund's positions in its two largest financial holdings early in the period and invested most of the proceeds in investment brokerage stocks, which turned out to be premature. I reasoned that brokers would benefit if rates dropped further. Moreover, if companies tried to cut costs through mergers and acquisitions, that would likely benefit brokerage stocks, too. By the end of the period, however, these expected benefits had not materialized to any significant degree, which hurt performance relative to the Lipper average. Additionally, the typical fund in the Lipper average is tilted more heavily in favor of value stocks, to which investors turned as growth stocks fell and the economy slowed.

Q. You carried a relatively high level of cash throughout the first half of 2001. Why was that?

A. It was hard to find good buying opportunities. For example, many investors had been relying on the energy sector as a relatively safe haven while growth stocks were declining, but after two years of high energy prices we were beginning to see more production coming on line. I thought we might be entering a period of softer energy prices, and we saw some indication that the tightness in supply could be easing toward the end of the period. These conditions made energy stocks less attractive investments.

Q. What stocks did well for the fund?

A. Fannie Mae and Freddie Mac, mentioned favorably in the shareholder report six months ago, repeated as strong performers. Falling interest rates helped to boost Fannie's and Freddie's already healthy profit margins. Another stock that aided performance was Philip Morris. The stock's improving fortunes were traceable to lessening investor concern over smoking-related lawsuits and renewed respect for the value of the company's core cigarette business as a result of plans to spin off its Kraft food division.

Q. What stocks detracted from performance?

A. The list of detractors was populated with tech and telecommunications stocks, including Cisco Systems, Sun Microsystems, Nextel Communications, Pegasus Communications and Vodafone Group. With the exception of Cisco, these were stocks I underweighted compared to the index. Nevertheless, they posted negative returns that hurt the fund's absolute performance. The fund no longer owned Vodafone Group at the end of the period.

Q. What's your outlook, Louis?

A. My main concern is with corporate earnings, which continue to come in below drastically scaled-back estimates in many cases. Related concerns are the levels of consumer spending and capital spending, both of which need to improve in order for the economy to return to a reasonably healthy rate of growth. Lower interest rates should certainly help to stimulate consumer spending - and, to a much lesser extent, capital spending - but time is of the essence. The longer it takes for the economy to recover, the greater the danger of things getting worse before they improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2001, more than $1.2 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 0.4%
Ford Motor Co.	208,900	$ 5,128,495
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	179,500	4,640,075
McDonald's Corp.	119,100	3,222,846
		7,862,921
Media - 11.4%
Comcast Corp. Class A (special) (a)	136,900	5,948,305
EchoStar Communications Corp. Class A (a)	952,000	29,864,240
Gannett Co., Inc.	137,700	9,074,430
Gemstar-TV Guide International, Inc. (a)	102,100	4,289,221
General Motors Corp. Class H	667,600	13,518,900
Knight-Ridder, Inc.	140,800	8,349,440
McGraw-Hill Companies, Inc.	212,700	14,070,105
Omnicom Group, Inc.	309,400	26,608,400
Pegasus Communications Corp. (a)	809,900	13,954,577
The New York Times Co. Class A	190,300	7,992,600
Viacom, Inc. Class B (non-vtg.) (a)	132,292	6,846,132
		140,516,350
Multiline Retail - 2.8%
Kohls Corp. (a)	112,200	7,038,306
Wal-Mart Stores, Inc.	562,500	27,450,000
		34,488,306
Specialty Retail - 1.1%
Home Depot, Inc.	274,900	12,796,595
TOTAL CONSUMER DISCRETIONARY		200,792,667
CONSUMER STAPLES - 11.0%
Beverages - 1.0%
The Coca-Cola Co.	288,500	12,982,500
Food & Drug Retailing - 1.4%
Kroger Co. (a)	181,800	4,545,000
Walgreen Co.	359,700	12,283,755
		16,828,755
Food Products - 0.6%
Unilever NV (NY Shares)	117,600	7,005,432
Household Products - 1.8%
Colgate-Palmolive Co.	193,400	11,408,666
Kimberly-Clark Corp.	186,400	10,419,760
		21,828,426
Personal Products - 1.9%
Gillette Co.	814,500	23,612,355
Tobacco - 4.3%
Philip Morris Companies, Inc.	1,050,760	53,326,070
TOTAL CONSUMER STAPLES		135,583,538

	Shares	Value (Note 1)
ENERGY - 5.2%
Oil & Gas - 5.2%
Exxon Mobil Corp.	738,328	$ 64,492,951
FINANCIALS - 20.4%
Banks - 2.5%
Bank One Corp.	314,100	11,244,780
PNC Financial Services Group, Inc.	138,500	9,111,915
Wells Fargo & Co.	224,300	10,414,249
		30,770,944
Diversified Financials - 14.4%
Capital One Financial Corp.	179,500	10,770,000
Fannie Mae	508,900	43,332,835
Freddie Mac	838,032	58,662,240
Merrill Lynch & Co., Inc.	461,000	27,314,250
Morgan Stanley Dean Witter & Co.	584,800	37,561,704
		177,641,029
Insurance - 1.9%
American International Group, Inc.	271,806	23,375,273
Real Estate - 1.6%
Equity Office Properties Trust	294,000	9,299,220
Equity Residential Properties Trust (SBI)	177,400	10,031,970
		19,331,190
TOTAL FINANCIALS		251,118,436
HEALTH CARE - 8.0%
Biotechnology - 2.2%
Amgen, Inc. (a)	430,900	26,737,345
Pharmaceuticals - 5.8%
Abbott Laboratories	135,400	6,500,554
Allergan, Inc.	101,300	8,661,150
American Home Products Corp.	48,000	2,805,120
Bristol-Myers Squibb Co.	192,200	10,052,060
Eli Lilly & Co.	119,100	8,813,400
Merck & Co., Inc.	78,600	5,023,326
Pfizer, Inc.	549,200	21,995,460
Schering-Plough Corp.	47,200	1,710,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,700	5,579,340
		71,140,938
TOTAL HEALTH CARE		97,878,283
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Boeing Co.	102,900	5,721,240
United Technologies Corp.	48,000	3,516,480
		9,237,720
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	378,900	3,364,632
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.4%
Masco Corp.	201,900	$ 5,039,424
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	224,700	11,470,935
IMS Health, Inc.	199,900	5,697,150
		17,168,085
Industrial Conglomerates - 4.0%
General Electric Co.	1,022,800	49,861,500
Machinery - 0.4%
Eaton Corp.	65,000	4,556,500
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	357,400	10,782,758
Union Pacific Corp.	183,300	10,065,003
		20,847,761
TOTAL INDUSTRIALS		110,075,622
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	492,000	9,530,040
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	436,300	11,823,730
EMC Corp. (a)	106,600	3,096,730
Sun Microsystems, Inc. (a)	613,400	9,937,080
		24,857,540
Semiconductor Equipment & Products - 0.2%
LSI Logic Corp. (a)	101,300	1,904,440
Software - 5.8%
Adobe Systems, Inc.	300,900	14,127,255
Microsoft Corp. (a)	761,200	54,814,012
Oracle Corp. (a)	144,700	2,844,802
		71,786,069
TOTAL INFORMATION TECHNOLOGY		108,078,089
MATERIALS - 1.0%
Chemicals - 0.6%
E.I. du Pont de Nemours and Co.	140,800	6,792,192
Containers & Packaging - 0.0%
Ball Corp.	3	143
Paper & Forest Products - 0.4%
Mead Corp.	190,300	5,164,742
TOTAL MATERIALS		11,957,077
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	182,000	7,329,140
Qwest Communications International, Inc.	187,200	5,966,064

	Shares	Value (Note 1)
SBC Communications, Inc.	334,830	$ 13,413,290
Sprint Corp. - FON Group	95,100	2,031,336
		28,739,830
Wireless Telecommunication Services - 1.7%
Nextel Communications, Inc. Class A (a)	1,211,400	20,981,448
TOTAL TELECOMMUNICATION SERVICES		49,721,278
UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Corp. (a)	154,321	6,643,519
TOTAL COMMON STOCKS (Cost $999,489,094)		1,036,341,460
Convertible Bonds - 1.7%
Moody's Ratings (unaudited)		Principal Amount
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $20,315,224)	Caa1	$ 21,240,000	20,496,600
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.99% 7/12/01 (d) (Cost $3,595,254)	-	3,600,000	3,596,720
Cash Equivalents - 13.6%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $167,940,674)	167,940,674	167,940,674
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,191,340,246)		1,228,375,454
NET OTHER ASSETS - 0.3%		4,257,646
NET ASSETS - 100%		$ 1,232,633,100
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
58 S&P 500 Stock Index Contracts	Sept. 2001	$ 17,859,650	$ (878,081)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,496,600 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,348,770.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $450,564,942 and $370,272,931, respectively.
The market value of futures contracts opened and closed during the period amounted to $82,378,849 and $122,495,430, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $25,192 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,195,363,183. Net unrealized appreciation aggregated $33,012,271, of which $142,274,598 related to appreciated investment securities and $109,262,327 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,191,340,246) - See accompanying schedule		$ 1,228,375,454
Receivable for investments sold		2,558,428
Receivable for fund shares sold		1,420,070
Dividends receivable		1,121,748
Interest receivable		679,934
Receivable for daily variation on futures contracts		66,150
Other receivables		329
Total assets		1,234,222,113
Liabilities
Payable for investments purchased	$ 694,168
Payable for fund shares redeemed	305,240
Accrued management fee	486,963
Distribution fees payable	26,083
Other payables and accrued expenses	76,559
Total liabilities		1,589,013
Net Assets		$ 1,232,633,100
Net Assets consist of:
Paid in capital		$ 1,222,705,513
Undistributed net investment income		8,079,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,309,494)
Net unrealized appreciation (depreciation) on investments		36,157,127
Net Assets		$ 1,232,633,100
Initial Class: Net Asset Value, offering price and redemption price per share ($949,934,785 ÷ 69,566,243 shares)		$13.66
Service Class: Net Asset Value, offering price and redemption price per share ($255,086,063 ÷ 18,775,879 shares)		$13.59
Service Class 2: Net Asset Value, offering price and redemption price per share ($27,612,252 ÷ 2,038,756 shares)		$13.54

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,406,866
Interest		5,217,249
Security lending		4,668
Total income		11,628,783
Expenses
Management fee	$ 2,875,774
Transfer agent fees	395,529
Distribution fees	137,030
Accounting and security lending fees	147,214
Non-interested trustees' compensation	2,097
Custodian fees and expenses	9,538
Audit	11,403
Legal	4,459
Miscellaneous	15,497
Total expenses before reductions	3,598,541
Expense reductions	(116,708)	3,481,833
Net investment income		8,146,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,918,591)
Foreign currency transactions	12
Futures contracts	(5,106,718)	(34,025,297)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,812,225)
Assets and liabilities in foreign currencies	(78)
Futures contracts	1,337,199	(44,475,104)
Net gain (loss)		(78,500,401)
Net increase (decrease) in net assets resulting from operations		$ (70,353,451)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 8,146,950	$ 15,412,988
Net realized gain (loss)	(34,025,297)	51,522,057
Change in net unrealized appreciation (depreciation)	(44,475,104)	(117,592,479)
Net increase (decrease) in net assets resulting from operations	(70,353,451)	(50,657,434)
Distributions to shareholders From net investment income	(15,500,793)	(14,244,192)
From net realized gain	(50,237,278)	(92,962,107)
Total distributions	(65,738,071)	(107,206,299)
Share transactions - net increase (decrease)	131,312,801	40,278,821
Total increase (decrease) in net assets	(4,778,721)	(117,584,912)
Net Assets
Beginning of period	1,237,411,821	1,354,996,733
End of period (including undistributed net investment income of $8,079,954 and $15,511,227, respectively)	$ 1,232,633,100	$ 1,237,411,821

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	4,899,736	$ 68,366,881	8,109,723	$ 126,150,301
Reinvested	3,712,724	53,277,595	6,348,551	97,958,146
Redeemed	(5,306,806)	(72,823,917)	(20,994,145)	(328,655,829)
Net increase (decrease)	3,305,654	$ 48,820,559	(6,535,871)	$ (104,547,382)
Service Class Sold	4,466,721	$ 61,684,493	8,415,703	$ 130,655,851
Reinvested	812,592	11,603,819	601,152	9,239,713
Redeemed	(527,055)	(7,131,450)	(538,927)	(8,390,790)
Net increase (decrease)	4,752,258	$ 66,156,862	8,477,928	$ 131,504,774
Service Class 2 A Sold	1,148,455	$ 15,865,878	904,808	$ 14,041,948
Reinvested	60,116	856,657	550	8,442
Redeemed	(28,597)	(387,155)	(46,576)	(728,961)
Net increase (decrease)	1,179,974	$ 16,335,380	858,782	$ 13,321,429
Distributions From net investment income Initial Class		$ 12,653,429		$ 13,015,416
Service Class		2,643,908		1,227,654
Service Class 2 A		203,456		1,122
Total		$ 15,500,793		$ 14,244,192
From net realized gain Initial Class		$ 40,624,166		$ 84,942,728
Service Class		8,959,911		8,012,059
Service Class 2 A		653,201		7,320
Total		$ 50,237,278		$ 92,962,107
		$ 65,738,071		$ 107,206,299

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90	$ 10.00
Income from Investment Operations
Net investment income	.10 D	.20 D	.18 D	.15 D	.13 D	.00
Net realized and unrealized gain (loss)	(.90)	(.81)	1.27	3.54	2.84	(.10)
Total from investment operations	(.80)	(.61)	1.45	3.69	2.97	(.10)
Less Distributions
From net investment income	(.19)	(.19)	(.10)	-	(.08)	-
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)	-
Total distributions	(.80)	(1.43)	(.30)	(.07)	(.34)	-
Net asset value, end of period	$ 13.66	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Total Return B, C	(5.49)%	(3.62)%	9.17%	29.59%	30.09%	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 949,935	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287	$ 990
Ratio of expenses to average net assets before expense reductions	.58% A	.58%	.60%	.61%	.70%	196.29% A, H
Ratio of expenses to average net assets after voluntary waivers	.58% A	.58%	.60%	.61%	.70%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.56% A, G	.57% G	.59% G	.60% G	.70%	1.00% A
Ratio of net investment income to average net assets	1.39% A	1.26%	1.08%	1.08%	1.14%	3.89% A
Portfolio turnover rate	73% A	72%	58%	66%	81%	0% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income D	.09	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(.90)	(.80)	1.27	3.50	.49
Total from investment operations	(.81)	(.62)	1.43	3.65	.52
Less Distributions
From net investment income	(.18)	(.19)	(.10)	-	(.08)
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 13.59	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total Return B, C	(5.58)%	(3.69)%	9.06%	29.27%	4.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 255,086	$ 212,994	$ 95,600	$ 18,375	$ 10
Ratio of expenses to average net assets	.68% A	.69%	.70%	.71%	.80% A
Ratio of expenses to average net assets after all expense reductions	.66% A, G	.68% G	.69% G	.70% G	.80% A
Ratio of net investment income to average net assets	1.29% A	1.16%	.98%	1.05%	1.24% A
Portfolio turnover rate	73% A	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F For the period December 31, 1996 (commencement of operations of Initial Class shares).

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income D	.08	.15
Net realized and unrealized gain (loss)	(.91)	(.49)
Total from investment operations	(.83)	(.34)
Less Distributions
From net investment income	(.19)	(.19)
From net realized gain	(.61)	(1.24)
Total distributions	(.80)	(1.43)
Net asset value, end of period	$ 13.54	$ 15.17
Total Return B, C	(5.73)%	(2.11)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 27,612	$ 13,025
Ratio of expenses to average net assets	.83% A	.85% A
Ratio of expenses to average net assets after all expense reductions	.81% A, F	.84% A, F
Ratio of net investment income to average net assets	1.13% A	1.00% A
Portfolio turnover rate	73% A	72%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Growth Opportunities - Service Class 2	-21.71%	7.26%	11.19%
S&P 500	-14.83%	14.48%	18.30%
Variable Annuity Growth Funds Average	-20.67%	12.61%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,910 - a 99.10% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,783 - a 197.83% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	5.7
Microsoft Corp.	4.0
Citigroup, Inc.	3.9
Fannie Mae	2.8
Pfizer, Inc.	2.7
19.1
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.7
Information Technology	16.9
Consumer Discretionary	13.6
Industrials	12.4
Health Care	11.7

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	93.6%
Bonds	0.1%
Short-Term Investments and Net Other Assets	6.3%

* Foreign investments 1.8%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period that ended June 30, 2001, the fund trailed the -6.70% return of the Standard & Poor's 500 Index, but outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 10.51%. For the 12 months ending June 30, 2001, the fund underperformed the S&P 500's return of -14.83% and marginally lagged the Lipper average return of -20.67%.

Q. What factors influenced the fund's return during the past six months?

A. Triggered by the six recent interest-rate cuts by the Federal Reserve Board, the market rotated to small- and mid-cap, economically sensitive stocks as investors looked beyond the current downturn toward what they wanted to own going forward. This rotation hurt the fund's performance. My focus was more defensive, with an emphasis on larger-cap, historically consistent growers. While I had some exposure to credit-sensitive and market-sensitive financials and industrials, it wasn't enough to fully benefit from the rotation.

Q. Why did the fund underperform the S&P 500?

A. Stock selection in pharmaceuticals and biotechnology was the biggest relative detractor to performance. Overweighting large-cap drug makers Schering-Plough, Eli Lilly and Bristol-Myers Squibb, and out-of-benchmark positions in biotech firms Immunex and Sepracor, were especially disappointing. These stocks suffered as concerns rose about international patent rights, and several of them encountered unexpected delays in new product releases and/or faced impending launches of competitive generic equivalents, which dimmed their prospects for growth.

Q. What strategies worked well?

A. Reflecting ongoing concerns about valuations and corporate capital spending in the technology sector, I had less exposure to the sector than did the benchmark, which was a plus on a relative basis, but a negative in absolute terms. I also had more exposure to the handful of tech stocks that performed well, including Microsoft and PeopleSoft, the top two contributors to the fund's return. In the end, my tech strategy was a big contributor to relative performance. In fact, this positioning helped the fund outpace both the index and the growth funds average in the final three months of the period.

Q. What else helped the fund outperform its growth fund peers?

A. Having greater exposure to the media industry was probably the fund's best contributor relative to the Lipper average - particularly some of the advertising-sensitive businesses that I owned as plays on an economic recovery. Fox Entertainment, AOL Time Warner and Viacom each had a strong six months, as did Univision Communications, a Spanish-language broadcasting company that targets a fast-growing market in the U.S.

Q. What were some of the other winners and losers during the past six months?

A. Praxair, a well-positioned industrial gas company that's very diversified globally, was a beneficiary of the rotation to economically cyclical names. Halliburton, the No. 1 provider of oil field services, was another strong contributor, boosted by the higher prices and increased exploration activity for oil and gas. Blue-chip technology companies highlighted the list of disappointments, including Cisco, Sun, EMC and Nortel, the last of which the fund no longer owned at the end of the period. A well-known old economy name, Coca-Cola, also had a difficult six months, caught in the rotation away from consistent growers. However, I think the company's new management is on the right track in its efforts to grow the business.

Q. What's your outlook, Bettina?

A. With the Fed's recent rate cuts, I'm hopeful that economic activity will stabilize and improve as we exit this calendar year. Still, I'm concerned that consumer spending could come under pressure as people feel the impact of recent layoff announcements. Against this backdrop, I feel the fund is well diversified with a mix of companies positioned to deliver their earnings and that appear reasonably valued. Given the recent rallies in technology and economically sensitive stocks - those that tend to quickly rise and fall in line with the economy - valuations in these sectors are no longer that compelling. As such, I expect that a lot more value is going to come from individual stock selection than from asset rotation or industry selection. I view this as a positive for how I manage the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2001, more than $1.1 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.1%
Ford Motor Co.	42,600	$ 1,045,830
Hotels Restaurants & Leisure - 0.1%
MGM Mirage, Inc. (a)	42,700	1,279,292
Household Durables - 0.3%
Black & Decker Corp.	83,670	3,301,618
Media - 9.1%
AOL Time Warner, Inc. (a)	446,600	23,669,800
Charter Communications, Inc. Class A (a)	155,300	3,626,255
Clear Channel Communications, Inc. (a)	154,900	9,712,230
Fox Entertainment Group, Inc. Class A (a)	367,100	10,242,090
General Motors Corp. Class H	51,100	1,034,775
McGraw-Hill Companies, Inc.	79,700	5,272,155
Omnicom Group, Inc.	159,800	13,742,800
Univision Communications, Inc. Class A (a)	272,200	11,644,716
Viacom, Inc. Class B (non-vtg.) (a)	365,620	18,920,835
Walt Disney Co.	141,000	4,073,490
		101,939,146
Multiline Retail - 1.9%
Costco Wholesale Corp. (a)	45,700	1,916,201
Federated Department Stores, Inc. (a)	108,300	4,602,750
JCPenney Co., Inc.	178,900	4,715,804
Target Corp.	32,100	1,110,660
Wal-Mart Stores, Inc.	190,200	9,281,760
		21,627,175
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	41,900	1,864,550
Gap, Inc.	84,500	2,450,500
Home Depot, Inc.	185,000	8,611,750
Lowe's Companies, Inc.	118,000	8,560,900
Staples, Inc. (a)	133,700	2,008,174
		23,495,874
TOTAL CONSUMER DISCRETIONARY		152,688,935
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
PepsiCo, Inc.	21,000	928,200
The Coca-Cola Co.	369,100	16,609,500
		17,537,700
Food & Drug Retailing - 0.2%
CVS Corp.	18,200	702,520
Rite Aid Corp. (a)	45,600	410,400
Rite Aid Corp. (a)(d)	108,000	874,800
		1,987,720
Food Products - 0.1%
Kraft Foods, Inc. Class A	37,200	1,153,200
Household Products - 1.4%
Colgate-Palmolive Co.	58,400	3,445,016

	Shares	Value (Note 1)
Kimberly-Clark Corp.	107,600	$ 6,014,840
Procter & Gamble Co.	95,220	6,075,036
		15,534,892
Personal Products - 1.9%
Avon Products, Inc.	51,100	2,364,908
Gillette Co.	646,670	18,746,963
		21,111,871
Tobacco - 1.5%
Philip Morris Companies, Inc.	328,420	16,667,315
TOTAL CONSUMER STAPLES		73,992,698
ENERGY - 5.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	34,300	1,149,050
Cooper Cameron Corp. (a)	64,500	3,599,100
Halliburton Co.	264,800	9,426,880
Schlumberger Ltd. (NY Shares)	72,900	3,838,185
Transocean Sedco Forex, Inc.	23,600	973,500
		18,986,715
Oil & Gas - 4.0%
BP PLC sponsored ADR	165,590	8,254,662
Chevron Corp.	71,000	6,425,500
Conoco, Inc. Class B	110,700	3,199,230
Exxon Mobil Corp.	263,700	23,034,195
TotalFinaElf SA:
Series B	6,153	861,789
sponsored ADR	40,105	2,815,371
		44,590,747
TOTAL ENERGY		63,577,462
FINANCIALS - 21.7%
Banks - 3.4%
Bank of America Corp.	260,400	15,631,812
Bank One Corp.	63,800	2,284,040
FleetBoston Financial Corp.	290,400	11,456,280
Mellon Financial Corp.	14,600	671,600
PNC Financial Services Group, Inc.	50,300	3,309,237
Wells Fargo & Co.	115,900	5,381,237
		38,734,206
Diversified Financials - 14.7%
American Express Co.	59,900	2,324,120
Citigroup, Inc.	835,500	44,147,820
Fannie Mae	364,800	31,062,720
Freddie Mac	392,500	27,475,000
J.P. Morgan Chase & Co.	461,400	20,578,440
Merrill Lynch & Co., Inc.	359,600	21,306,300
Morgan Stanley Dean Witter & Co.	175,700	11,285,211
Stilwell Financial, Inc.	21,400	718,184
USA Education, Inc.	76,900	5,613,700
		164,511,495
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
Allstate Corp.	153,000	$ 6,730,470
American International Group, Inc.	353,062	30,363,332
Hartford Financial Services Group, Inc.	45,600	3,119,040
		40,212,842
TOTAL FINANCIALS		243,458,543
HEALTH CARE - 11.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	98,700	6,124,335
Immunex Corp. (a)	85,790	1,462,720
Sepracor, Inc. (a)	63,200	2,510,304
		10,097,359
Health Care Equipment & Supplies - 0.7%
Guidant Corp. (a)	209,100	7,527,600
Health Care Providers & Services - 1.1%
AmeriSource Health Corp. Class A (a)	16,497	912,284
Cardinal Health, Inc.	128,705	8,880,645
McKesson HBOC, Inc.	70,300	2,609,536
		12,402,465
Pharmaceuticals - 9.0%
American Home Products Corp.	270,100	15,784,644
Bristol-Myers Squibb Co.	410,300	21,458,690
Eli Lilly & Co.	149,200	11,040,800
Forest Laboratories, Inc. (a)	59,800	4,245,800
Merck & Co., Inc.	68,200	4,358,662
Pfizer, Inc.	768,593	30,782,150
Pharmacia Corp.	68,300	3,138,385
Schering-Plough Corp.	290,200	10,516,848
		101,325,979
TOTAL HEALTH CARE		131,353,403
INDUSTRIALS - 12.4%
Air Freight & Couriers - 0.3%
United Parcel Service, Inc. Class B	52,300	3,022,940
Airlines - 0.4%
AMR Corp. (a)	105,400	3,808,102
Southwest Airlines Co.	47,250	873,653
		4,681,755
Building Products - 0.2%
Masco Corp.	109,200	2,725,632
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	25,100	1,247,470
Avery Dennison Corp.	31,000	1,582,550
Dun & Bradstreet Corp. (a)	21,450	604,890
Robert Half International, Inc. (a)	23,300	579,937
		4,014,847

	Shares	Value (Note 1)
Industrial Conglomerates - 8.7%
General Electric Co.	1,319,650	$ 64,332,937
Minnesota Mining & Manufacturing Co.	47,800	5,453,980
Textron, Inc.	138,900	7,645,056
Tyco International Ltd.	369,200	20,121,400
		97,553,373
Machinery - 1.5%
Danaher Corp.	112,600	6,305,600
Deere & Co.	55,000	2,081,750
Eaton Corp.	49,500	3,469,950
Illinois Tool Works, Inc.	21,900	1,386,270
Ingersoll-Rand Co.	77,400	3,188,880
		16,432,450
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	6,200	187,054
CSX Corp.	134,190	4,863,046
Union Pacific Corp.	96,740	5,311,993
		10,362,093
TOTAL INDUSTRIALS		138,793,090
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.3%
Brocade Communications System, Inc. (a)	11,600	503,092
CIENA Corp. (a)	31,700	1,206,819
Cisco Systems, Inc. (a)	379,060	7,342,392
Nokia AB sponsored ADR	141,710	3,123,288
QUALCOMM, Inc. (a)	51,200	2,915,840
		15,091,431
Computers & Peripherals - 2.6%
Compaq Computer Corp.	56,400	873,636
Dell Computer Corp. (a)	304,200	8,243,820
EMC Corp. (a)	214,556	6,232,852
Gateway, Inc. (a)	56,300	926,135
Hewlett-Packard Co.	31,100	889,460
International Business Machines Corp.	35,700	4,034,100
Sun Microsystems, Inc. (a)	462,700	7,495,740
		28,695,743
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	25,600	1,297,152
VeriSign, Inc. (a)	10,200	593,436
		1,890,588
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	71,600	4,475,000
Semiconductor Equipment & Products - 5.9%
Analog Devices, Inc. (a)	100,400	4,342,300
Applied Materials, Inc. (a)	46,100	2,370,923
Atmel Corp. (a)	55,400	717,430
Intel Corp.	693,010	21,129,875
KLA-Tencor Corp. (a)	86,400	5,071,680
LAM Research Corp. (a)	121,400	3,648,070
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	188,800	$ 7,759,680
National Semiconductor Corp. (a)	209,200	6,091,904
Teradyne, Inc. (a)	108,400	3,588,040
Texas Instruments, Inc.	174,400	5,493,600
Xilinx, Inc. (a)	130,400	5,483,320
		65,696,822
Software - 6.4%
Adobe Systems, Inc.	53,900	2,530,605
BEA Systems, Inc. (a)	32,100	1,066,362
BMC Software, Inc. (a)	21,900	493,626
Computer Associates International, Inc.	172,500	6,210,000
i2 Technologies, Inc. (a)	42,300	828,657
Microsoft Corp. (a)	614,400	44,242,944
Oracle Corp. (a)	138,900	2,730,774
PeopleSoft, Inc. (a)	255,400	12,335,820
VERITAS Software Corp. (a)	23,200	1,575,744
		72,014,532
TOTAL INFORMATION TECHNOLOGY		187,864,116
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	154,300	5,130,475
Praxair, Inc.	152,700	7,176,900
		12,307,375
Metals & Mining - 0.4%
Alcoa, Inc.	94,000	3,703,600
Phelps Dodge Corp.	18,200	755,300
		4,458,900
Paper & Forest Products - 0.8%
Georgia-Pacific Group	110,900	3,753,965
International Paper Co.	40,200	1,435,140
Mead Corp.	14,400	390,816
Weyerhaeuser Co.	54,800	3,012,356
		8,592,277
TOTAL MATERIALS		25,358,552
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
ALLTEL Corp.	34,200	2,095,092
AT&T Corp.	143,700	3,161,400
BellSouth Corp.	228,700	9,209,749
SBC Communications, Inc.	212,060	8,495,124
Verizon Communications	47,900	2,562,650
		25,524,015

	Shares	Value (Note 1)
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	333,900	$ 5,783,148
Vodafone Group PLC	122,991	274,884
		6,058,032
TOTAL TELECOMMUNICATION SERVICES		31,582,047
TOTAL COMMON STOCKS (Cost $960,659,068)		1,048,668,846
Corporate Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	$ 380,000	431,300
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	275,000	255,750
TOTAL CORPORATE BONDS (Cost $663,250)			687,050
Cash Equivalents - 5.4%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $60,327,102)	60,327,102	60,327,102
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,021,649,420)		1,109,682,998
NET OTHER ASSETS - 0.9%		10,119,262
TOTAL NET ASSETS - 100%		$ 1,119,802,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $431,300 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 810,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $626,063,960 and $634,768,058, respectively.
The market value of futures contracts opened and closed during the period amounted to $62,337,043 and $120,943,171, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $38,879 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $874,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,035,666,263. Net unrealized appreciation aggregated $74,016,735, of which $156,384,902 related to appreciated investment securities and $82,368,167 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $30,538,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,021,649,420) - See accompanying schedule		$ 1,109,682,998
Receivable for investments sold		17,629,941
Receivable for fund shares sold		506,898
Dividends receivable		687,815
Interest receivable		267,566
Other receivables		65
Total assets		1,128,775,283
Liabilities
Payable for investments purchased	$ 7,521,998
Payable for fund shares redeemed	807,427
Accrued management fee	545,724
Distribution fees payable	34,416
Other payables and accrued expenses	63,458
Total liabilities		8,973,023
Net Assets		$ 1,119,802,260
Net Assets consist of:
Paid in capital		$ 1,155,472,723
Undistributed net investment income		4,767,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,464,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,026,493
Net Assets		$ 1,119,802,260
Initial Class: Net Asset Value, offering price and redemption price per share ($768,377,982 ÷ 47,635,262 shares)		$16.13
Service Class: Net Asset Value, offering price and redemption price per share ($310,701,099 ÷ 19,284,536 shares)		$16.11
Service Class 2: Net Asset Value, offering price and redemption price per share ($40,723,179 ÷ 2,536,577 shares)		$16.05

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 5,943,061
Interest		2,926,671
Security lending		39,792
Total income		8,909,524
Expenses
Management fee	$ 3,405,054
Transfer agent fees	386,231
Distribution fees	198,903
Accounting and security lending fees	145,019
Non-interested trustees' compensation	2,109
Custodian fees and expenses	33,486
Registration fees	369
Audit	24,691
Legal	4,514
Miscellaneous	29,240
Total expenses before reductions	4,229,616
Expense reductions	(206,105)	4,023,511
Net investment income		4,886,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(78,936,950)
Foreign currency transactions	(9,347)
Futures contracts	(12,018,735)	(90,965,032)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,256,671)
Assets and liabilities in foreign currencies	(26,284)
Futures contracts	2,539,863	(29,743,092)
Net gain (loss)		(120,708,124)
Net increase (decrease) in net assets resulting from operations		$ (115,822,111)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 4,886,013	$ 4,525,883
Net realized gain (loss)	(90,965,032)	(32,475,684)
Change in net unrealized appreciation (depreciation)	(29,743,092)	(259,144,628)
Net increase (decrease) in net assets resulting from operations	(115,822,111)	(287,094,429)
Distributions to shareholders From net investment income	(4,056,791)	(22,196,821)
From net realized gain	-	(110,899,964)
Total distributions	(4,056,791)	(133,096,785)
Share transactions - net increase (decrease)	(83,980,640)	(142,511,511)
Total increase (decrease) in net assets	(203,859,542)	(562,702,725)
Net Assets
Beginning of period	1,323,661,802	1,886,364,527
End of period (including undistributed net investment income of $4,767,753 and $3,904,996, respectively)	$ 1,119,802,260	$ 1,323,661,802

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	5,735,837	$ 93,430,486	13,001,624	$ 264,392,501
Reinvested	181,161	3,172,127	5,190,172	107,280,841
Redeemed	(11,943,676)	(194,304,041)	(31,115,720)	(637,099,314)
Net increase (decrease)	(6,026,678)	$ (97,701,428)	(12,923,924)	$ (265,425,972)
Service Class Sold	1,860,974	$ 30,166,463	6,103,794	$ 124,023,915
Reinvested	44,864	785,129	1,249,806	25,808,497
Redeemed	(2,160,184)	(34,838,579)	(2,725,190)	(55,547,216)
Net increase (decrease)	(254,346)	$ (3,886,987)	4,628,410	$ 94,285,196
Service Class 2 A Sold	1,217,337	$ 19,863,661	1,534,357	$ 30,073,097
Reinvested	5,704	99,535	361	7,444
Redeemed	(147,349)	(2,355,421)	(73,833)	(1,451,276)
Net increase (decrease)	1,075,692	$ 17,607,775	1,460,885	$ 28,629,265
Distributions From net investment income Initial Class		$ 3,172,127		$ 17,993,920
Service Class		785,129		4,201,689
Service Class 2 A		99,535		1,212
Total		$ 4,056,791		$ 22,196,821
From net realized gain Initial Class		$ -		$ 89,286,924
Service Class		-		21,606,808
Service Class 2 A		-		6,232
Total		$ -		$ 110,899,964
		$ 4,056,791		$ 133,096,785

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40	$ 13.07
Income from Investment Operations
Net investment income	.07 D	.06 D	.27 D	.26 D	.29 D	.26
Net realized and unrealized gain (loss)	(1.62)	(3.77)	.66	4.29	4.18	2.12
Total from investment operations	(1.55)	(3.71)	.93	4.55	4.47	2.38
Less Distributions
From net investment income	(.06)	(.29)	(.23)	(.21)	(.25)	-
From net realized gain	-	(1.41)	(.43)	(.73)	(.35)	(.05)
Total distributions	(.06)	(1.70)	(.66)	(.94)	(.60)	(.05)
Net asset value, end of period	$ 16.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Total Return B, C	(8.76)%	(17.07)%	4.27%	24.61%	29.95%	18.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 768,378	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766	$ 383,085
Ratio of expenses to average net assets	.69% A	.68%	.69%	.71%	.74%	.77%
Ratio of expenses to average net assets after all expense reductions	.65% A, F	.66% F	.68% F	.70% F	.73% F	.76% F
Ratio of net investment income to average net assets	.87% A	.31%	1.20%	1.27%	1.68%	2.29%
Portfolio turnover rate	117% A	117%	42%	29%	26%	28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income D	.06	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(1.62)	(3.76)	.66	4.30	.73
Total from investment operations	(1.56)	(3.72)	.91	4.53	.77
Less Distributions
From net investment income	(.04)	(.28)	(.22)	(.21)	-
From net realized gain	-	(1.41)	(.43)	(.73)	-
Total distributions	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 16.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total Return B, C	(8.83)%	(17.13)%	4.18%	24.51%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 310,701	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Ratio of expenses to average net assets	.79% A	.79%	.79%	.80%	.84% A
Ratio of expenses to average net assets after all expense reductions	.76% A, F	.76% F	.78% F	.79% F	.83% A, F
Ratio of net investment income to average net assets	.77% A	.21%	1.09%	1.16%	1.72% A
Portfolio turnover rate	117% A	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income D	.05	.01
Net realized and unrealized gain (loss)	(1.62)	(3.34)
Total from investment operations	(1.57)	(3.33)
Less Distributions
From net investment income	(.06)	(.28)
From net realized gain	-	(1.41)
Total distributions	(.06)	(1.69)
Net asset value, end of period	$ 16.05	$ 17.68
Total Return B, C	(8.91)%	(15.74)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,723	$ 25,827
Ratio of expenses to average net assets	.95% A	.95% A
Ratio of expenses to average net assets after all expense reductions	.92% A, F	.93% A, F
Ratio of net investment income to average net assets	.61% A	.04% A
Portfolio turnover rate	117% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: High Income - Service Class 2	-24.57%	-1.56%	7.01%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

This fund includes high yielding, lower rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,694 - a 96.94% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Barry Coffman, Portfolio Manager of High Income Portfolio

Q. How did the fund perform, Barry?

A. Not well at all. For the six-month period that ended June 30, 2001, the fund significantly lagged its competitors, as the variable annuity high current yield funds average tracked by Lipper Inc. returned 1.10%. The fund also lagged the 3.38% return of the Merrill Lynch High Yield Master II Index, which tracks the types of securities in which the fund invests. For the 12-month period that ended June 30, 2001, the results were similar. The fund's performance trailed the -4.96% return of the variable annuity high current yield funds average and the -0.92% return of the Merrill Lynch index.

Q. What caused the fund to underperform its peers and the Merrill Lynch index during the past six months?

A. The fund has been overweighted in the telecommunications sector for a number of years, and during the past year this has proven to be a very poor decision. Capital dried up and many management teams were not equipped to deal with a rapidly changing competitive environment. These factors and others led to a number of telecommunications company bankruptcies and negatively affected the securities of virtually every issuer in this sector. I pared back the fund's telecom holdings, but it continued to be the largest sector weighting in the fund. In particular, the fund was hurt the most by its holdings in competitive local exchange carriers Winstar, which filed for bankruptcy, and XO Communications (formerly known as NEXTLINK). The fund's largest holding, leading national mobile wireless provider Nextel Communications, also performed poorly when it missed its first quarter numbers due to the economic slowdown, which is affecting its business-oriented customer base. The fund's holdings in international cable companies NTL and UnitedGlobalCom's subsidiaries United Pan Europe and United International Holdings Australia/Pacific - also detracted from performance. These companies had taken on significant debt to build out advanced video and broadband networks and will need additional capital in the next 24 months, creating skepticism in this negative market environment.

Q. Despite all the gloom that hovered over the telecom sector, other parts of the high-yield market perked up a bit during the period. What factors drove that turnaround?

A. The Federal Reserve Board's surprise interest-rate cut on January 3 got things off to a good start. That cut - plus the five that followed later in the period - fueled optimism that the Fed would go to great lengths to help the U.S. economy avert a recession. Furthermore, many types of investors came off the sidelines and poured money into high-yield investments, helping to provide a better overall tone to the market. That was in stark contrast to 2000, when investors yanked money out of high-yield bonds. High-yield mutual funds received growing amounts of net new cash from investors, while pension funds - lured by attractive yields - allocated more money to the market. That said, the increase in demand was more than met by increased supply. New issuance in the first half of 2001 was greater than all of 2000, and this does not include the increase in supply from downgrades of former investment-grade companies such as Xerox and Lucent.

Q. What holdings performed well?

A. The fund's holdings in telecommunications company Intermedia benefited as a result of its impending acquisition by WorldCom. Other positive contributors included Allied Waste, Millicom and AFC Enterprises. In addition, many of the fund's holdings in stocks issued by high-yield companies - including EchoStar, Polymer Group, Fairchild Semiconductors, LNR Property Corp., Six Flags and DaVita - were winners as well.

Q. What changes did you make during the past six months?

A. For starters, I upgraded the fund's overall credit quality by roughly doubling the fund's stake in BB-rated bonds. In terms of specific investments, I emphasized electric power producers AES and CMS, which I felt could benefit from rising electricity rates and the growing need for additional generation capacity. To take advantage of a potential economic rebound, I added more cyclical, higher-quality companies that were trading at depressed prices, such as Phelps Dodge and Navistar.

Q. What's ahead for the high-yield market, and what are your plans for the portfolio?

A. I'm fairly optimistic about the prospects for the high-yield market. The economy appears to be at or near a bottom and spreads are still relatively wide by historical standards. We have been through a very rough period but there still are many healthy high-yield companies with manageable balance sheets that are doing well in this environment. As for the fund, I plan to continue to further diversify its holdings and improve the overall credit quality, while positioning the fund to benefit from an eventual rebound in the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high current income by investing primarily in all types of income-producing debt securities with an emphasis on lower-quality securities

Start date: September 19, 1985

Size: as of June 30, 2001, more than $1.5 billion

Manager: Barry Coffman, since 1990; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.4%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.5%
Broadcasting - 2.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	Caa2	$ 32,665,000	$ 31,440,060
Healthcare - 1.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	5,000,000	5,087,500
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	5,370,000	5,088,075
7% 5/15/09	B2	11,120,000	10,536,200
			20,711,775
Telecommunications - 0.1%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa3	9,000,000	1,215,000
TOTAL CONVERTIBLE BONDS			53,366,835
Nonconvertible Bonds - 70.9%
Air Transportation - 0.6%
Air Canada 10.25% 3/15/11	B1	5,000,000	4,600,000
Northwest Airlines, Inc. 8.875% 6/1/06	Ba2	5,000,000	4,875,000
			9,475,000
Auto Parts Distribution - 0.4%
Accuride Corp. 9.25% 2/1/08	B2	10,230,000	6,649,500
Automotive - 1.0%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	B2	2,280,000	2,240,100
Navistar International Corp. 7% 2/1/03	Ba1	5,000,000	4,850,000
9.375% 6/1/06 (f)	Ba1	7,000,000	7,105,000
Venture Holdings Trust 9.5% 7/1/05	B2	500,000	380,000
			14,575,100
Broadcasting - 1.8%
CD Radio, Inc.:
0% 12/1/07 (d)	Caa1	8,500,000	2,890,000
14.5% 5/15/09	Caa1	6,000,000	3,060,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	10,000,000	9,950,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	10,000,000	9,850,000
Radio One, Inc. 8.875% 7/1/11 (f)	B3	2,115,000	2,115,000
			27,865,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Cable TV - 8.5%
Adelphia Communications Corp.:
9.875% 3/1/07	B2	$ 3,540,000	$ 3,495,750
10.5% 7/15/04	B2	2,000,000	2,020,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	3,000,000	2,827,500
10% 5/15/11 (f)	B2	7,000,000	7,070,000
11.125% 1/15/11	B2	5,000,000	5,200,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	19,341,000	10,830,960
11.75% 12/15/05	B2	9,875,000	6,616,250
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	210,000	214,725
International Cabletel, Inc. 11.5% 2/1/06	B2	20,000,000	13,500,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	7,000,000	6,702,500
NTL Communications Corp. 11.5% 10/1/08	B3	10,000,000	6,600,000
NTL, Inc. 0% 4/1/08 (d)	B3	22,375,000	10,292,500
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	5,245,000	5,297,450
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,655,000	3,252,950
9.75% 12/1/06	B3	1,190,000	1,059,100
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	19,665,000	11,405,700
12.375% 8/1/06	B3	1,410,000	1,290,150
Telewest PLC yankee 11% 10/1/07	B2	10,252,000	8,509,160
UIH Australia/Pacific, Inc.:
14% 5/15/06	Caa2	40,240,000	12,072,000
14% 5/15/06	Caa2	5,620,000	1,686,000
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	16,408,000	5,742,800
11.25% 2/1/10	B2	6,005,000	2,221,850
11.5% 2/1/10	B2	6,210,000	2,297,700
			130,205,045
Capital Goods - 1.2%
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	7,520,000	7,745,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	$ 4,705,000	$ 3,905,150
Terex Corp.:
8.875% 4/1/08	B2	2,000,000	1,920,000
10.375% 4/1/11 (f)	B2	4,360,000	4,403,600
			17,974,350
Chemicals - 5.3%
Acetex Corp. yankee 9.75% 10/1/03	B3	4,500,000	4,410,000
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,160,000	3,175,800
Avecia Group PLC yankee 11% 7/1/09	B2	12,080,000	12,019,600
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	4,465,000	4,286,400
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	28,195,000	17,480,900
9.5% 7/1/07 (f)	Caa1	8,585,000	5,322,700
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	7,200,000	7,128,000
IMC Global, Inc. 11.25% 6/1/11 (f)	Ba1	5,000,000	4,975,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	10,420,000	10,420,000
PMD Group, Inc. 11% 2/28/11 (f)	B3	2,100,000	2,131,500
Polymer Group, Inc.:
8.75% 3/1/08	B3	13,940,000	5,157,800
9% 7/1/07	B3	11,710,000	4,332,700
			80,840,400
Conglomerates - 0.1%
USI American Holdings, Inc. 7.25% 12/1/06	Ba2	2,000,000	1,320,000
Consumer Products - 1.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	9,120,000	4,651,200
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	8,000,000	7,740,000
Hasbro, Inc. 7.95% 3/15/03	Ba3	7,000,000	6,755,000
			19,146,200
Department Stores - 0.6%
Kmart Corp. 8.375% 12/1/04	Baa3	5,000,000	4,900,000
Saks, Inc. 7.25% 12/1/04	Ba1	5,000,000	4,750,000
			9,650,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financial Services - 1.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 4,620,000	$ 4,712,400
Delta Financial Corp. 9.5% 8/1/04	Caa2	1,350,000	553,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	10,000,000	10,200,000
Millennium America, Inc. 9.25% 6/15/08 (f)	Ba1	1,750,000	1,763,125
			17,229,025
Diversified Media - 0.7%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	8,000,000	7,080,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	3,580,000	3,580,000
			10,660,000
Drug Stores - 1.3%
Rite Aid Corp.:
7.125% 1/15/07	Caa2	4,990,000	4,141,700
7.625% 4/15/05	Caa2	15,060,000	13,102,200
11.25% 7/1/08 (f)	Caa2	2,970,000	2,992,275
			20,236,175
Electric Utilities - 4.2%
AES Corp. 9.375% 9/15/10	Ba1	14,770,000	14,770,000
CMS Energy Corp.:
8.5% 4/15/11	Ba3	7,000,000	6,877,500
9.875% 10/15/07	Ba3	10,000,000	10,400,000
Edison Mission Energy 9.875% 4/15/11	Baa3	2,000,000	1,860,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,262,500
6.25% 3/1/04	B3	2,875,000	2,501,250
7.875% 3/1/02	B3	8,670,000	7,889,700
8.375% 5/1/25	B3	1,390,000	1,237,100
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	15,000,000	15,000,000
			63,798,050
Energy - 3.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	4,420,000	4,508,400
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	5,336,000	5,229,280
8.125% 4/1/11 (f)	B2	7,970,000	7,451,950
Cross Timbers Oil Co. 9.25% 4/1/07	B1	5,225,000	5,381,750
DI Industries, Inc. 8.875% 7/1/07	B1	7,000,000	6,930,000
Nuevo Energy Co. 9.375% 10/1/10	B1	5,000,000	4,950,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Plains Resources, Inc.:
10.25% 3/15/06	B2	$ 5,860,000	$ 6,035,800
10.25% 3/15/06	B2	4,585,000	4,722,550
10.25% 3/15/06	B2	3,020,000	3,133,250
SESI LLC 8.875% 5/15/11 (f)	B1	2,710,000	2,682,900
			51,025,880
Entertainment/Film - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,423,500
9.5% 2/1/11	Caa3	5,115,000	4,552,350
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,000,000	4,075,000
9.625% 8/1/08	Caa2	1,730,000	1,487,800
			14,538,650
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	1,955,000	1,974,550
Gaming - 2.5%
Hollywood Casino Corp. 11.25% 5/1/07	B3	8,120,000	8,465,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	7,000,000	7,035,000
MGM Mirage, Inc.:
8.375% 2/1/11	Ba2	7,000,000	7,070,000
9.75% 6/1/07	Ba2	5,000,000	5,337,500
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	10,000,000	9,925,000
			37,832,600
Healthcare - 2.0%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	8,050,000	8,251,250
Iasis Healthcare Corp. 13% 10/15/09	B3	1,000,000	1,060,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	13,000,000	12,090,000
Service Corp. International (SCI):
6% 12/15/05	B1	3,000,000	2,550,000
7.2% 6/1/06	B1	1,000,000	860,000
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	5,460,000	5,582,850
			30,395,263

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 2.0%
LNR Property Corp.:
9.375% 3/15/08	B1	$ 6,090,000	$ 5,876,850
10.5% 1/15/09	B1	10,000,000	10,000,000
Ryland Group, Inc. 9.125% 6/15/11	B1	5,000,000	4,950,000
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	10,000,000	10,425,000
			31,251,850
Hotels - 1.3%
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,965,000	2,890,875
Host Marriott LP 8.375% 2/15/06	Ba2	8,200,000	8,036,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,050,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	4,440,000	4,151,400
			20,128,275
Insurance - 0.7%
Conseco, Inc. 8.75% 2/9/04	B1	10,910,000	10,309,950
Leisure - 1.1%
Intrawest Corp. yankee 10.5% 2/1/10	B1	6,000,000	6,120,000
Premier Parks, Inc. 9.25% 4/1/06	B3	10,000,000	10,000,000
			16,120,000
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	4,875,000	4,241,250
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	7,435,000	7,806,750
International Utility Structures, Inc. yankee 10.75% 2/1/08	Caa1	9,200,000	4,600,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	4,995,000	3,046,950
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	14,509,000	15,234,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	14,725,000	14,526,213
			49,455,613
Miscellaneous - 0.2%
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	7,000,000	3,570,000
Paper - 3.2%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	2,000,000	1,180,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	14,080,000	8,870,400
9.75% 6/15/07	Caa1	7,285,000	4,589,550
Packaging Corp. of America 9.625% 4/1/09	B1	15,000,000	15,900,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Potlatch Corp. 10% 7/15/11 (f)	Ba1	$ 7,000,000	$ 7,052,500
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	9,775,000	9,970,500
12.58% 8/1/16 (g)	B2	1,150,000	1,201,750
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	1,000,000	1,015,000
			49,779,700
Publishing/Printing - 1.7%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	21,340,000	20,913,200
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	5,620,000	5,690,250
			26,603,450
Restaurants - 1.2%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	8,000,000	8,320,000
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	10,000,000	10,200,000
			18,520,000
Services - 0.4%
AP Holdings, Inc. 0% 3/15/08 (d)	Ca	2,470,000	172,900
Iron Mountain, Inc. 8.625% 4/1/13	B2	5,130,000	5,130,000
			5,302,900
Shipping - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	4,980,000	5,054,700
Specialty Retailing - 0.6%
Kmart Corp. 9.875% 6/15/08 (f)	Baa3	5,000,000	4,912,500
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	5,000,000	4,937,950
			9,850,450
Steels - 0.2%
WCI Steel, Inc. 10% 12/1/04	B3	3,750,000	2,662,500
Supermarkets - 0.3%
Great Atlantic & Pacific Tea, Inc. 7.7% 1/15/04	B2	5,000,000	4,500,000
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (c)	-	2,590,000	19,425
			4,519,425
Technology - 2.0%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	6,455,000	6,519,550
ChipPAC International Ltd. 12.75% 8/1/09	B3	7,000,000	6,755,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	$ 1,000,000	$ 960,000
Micron Technology, Inc. 6.5% 9/30/05 (h)	B3	10,000,000	8,600,000
Rhythms NetConnections, Inc.:
0% 5/15/08 (d)	Ca	20,810,000	624,300
12.75% 4/15/09	Ca	8,475,000	762,750
14% 2/15/10	Ca	6,340,000	317,000
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	420,000	399,000
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	3,420,000	3,180,600
Xerox Credit Corp. 6.1% 12/16/03	Ba1	3,490,000	2,722,200
			30,840,400
Telecommunications - 15.4%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	12,900,000	7,417,500
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	6,000,000	3,360,000
American Mobile Satellite Corp. 12.25% 4/1/08	-	9,750,000	2,145,000
American Tower Corp. 9.375% 2/1/09 (f)	B3	4,000,000	3,740,000
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	10,000,000	7,700,000
AXXENT, Inc. 15% 12/30/04 (h)	-	17,227,552	2,584,133
Concentric Network Corp. 12.75% 12/15/07	B	12,760,000	4,083,200
Covad Communications Group, Inc.:
12% 2/15/10	Caa3	17,000,000	2,380,000
12.5% 2/15/09	Caa3	7,684,000	1,229,440
Crown Castle International Corp. 10.75% 8/1/11	B3	5,000,000	4,850,000
Dobson Communications Corp. 10.875% 7/1/10	B3	10,000,000	10,000,000
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	31,865,000	1,593,250
Focal Communications Corp. 11.875% 1/15/10	B3	20,000,000	6,000,000
Globix Corp. 12.5% 2/1/10	B-	38,020,000	11,025,800
Hyperion Telecommunications, Inc. 13% 4/15/03	B3	4,480,000	3,360,000
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	9,235,000	8,149,888
8.6% 6/1/08	B2	4,800,000	4,680,000
Intrawest Corp. yankee 9.75% 8/15/08	B1	3,225,000	3,192,750
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	19,640,000	1,374,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
KMC Telecom Holdings, Inc.: - continued
13.5% 5/15/09	Caa2	$ 22,500,000	$ 3,825,000
Loral Space & Communications Ltd. 9.5% 1/15/06	B3	3,000,000	2,250,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	33,735,000	9,445,800
McLeodUSA, Inc.:
9.25% 7/15/07	B1	360,000	212,400
11.375% 1/1/09	B1	5,240,000	3,301,200
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	8,100,000	405,000
10.375% 10/1/07 (c)	Caa3	13,555,000	677,750
11% 9/15/08 (c)	Caa3	2,280,000	114,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	7,205,000	5,187,600
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	29,000,000	25,230,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	14,610,000	10,957,500
12% 11/1/08	B1	2,495,000	2,195,600
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	21,475,000	4,939,250
12.75% 8/1/10	Caa1	14,525,000	4,502,750
NEXTLINK Communications, Inc.:
0% 6/1/09 (d)	B2	695,000	118,150
0% 12/1/09 (d)	B2	20,070,000	3,211,200
9% 3/15/08	B2	20,779,000	5,402,540
10.75% 11/15/08	B3	13,250,000	4,240,000
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	-	7,110,000	639,900
11.625% 3/1/05 (c)	-	3,680,000	331,200
PageMart Nationwide, Inc. 15% 2/1/05	Caa2	33,040,000	7,268,800
Pathnet, Inc. 12.25% 4/15/08 (c)	-	20,255,000	1,417,850
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	1,180,000	82,600
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	12,569,000	11,563,480
yankee 10.125% 11/1/04	B3	20,460,000	13,708,200
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	11,000,000	5,060,000
10.75% 3/15/10	B3	7,885,000	6,702,250

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TeleCorp PCS, Inc. 0% 4/15/09 (d)	B3	$ 3,000,000	$ 1,860,000
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	15,033,000	7,366,170
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,540,000	6,315,600
			237,397,551
Textiles & Apparel - 0.3%
Foamex LP 13.5% 8/15/05	Caa2	5,000,000	3,750,000
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	2,000,000	740,000
			4,490,000
TOTAL NONCONVERTIBLE BONDS			1,091,247,552
TOTAL CORPORATE BONDS (Cost $1,480,242,753)			1,144,614,387
Asset-Backed Securities - 0.0%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $1,489,903)	Ba2	1,372,903	782,555
Commercial Mortgage Securities - 1.6%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (f)	Ba1	4,750,000	3,300,508
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 7.0187% 4/25/21 (g)	Caa1	2,084,310	1,865,457
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (f)	-	1,350,000	109,215
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (f)(g)	Ba1	4,500,000	3,752,719
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30	BB	4,500,000	3,606,328
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	2,553,000	1,777,127
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(g)	-	2,200,000	2,082,560
Series 1998-ST1A Class B1A, 6.8725% 1/15/03 (f)(g)	-	4,000,000	3,825,632
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	BB+	$ 2,600,000	$ 2,260,070
Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,000,000	1,741,797
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941,432)			24,321,413
Common Stocks - 5.9%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	7
Broadcasting - 1.5%
EchoStar Communications Corp. Class A (a)	625,200	19,612,524
Pegasus Communications Corp. (a)	213,400	3,676,882
		23,289,406
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	1,024	10
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,805	6,701
		6,711
Capital Goods - 0.1%
Tokheim Corp. (a)(e)	182,235	1,649,227
Chemicals - 0.5%
Lyondell Chemical Co.	100,000	1,538,000
Polymer Group, Inc. (e)	3,004,860	6,790,984
Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)	340	3
		8,328,987
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
ECM Corp. LP (f)	3,000	258,750
		258,893
Energy - 0.8%
Grey Wolf, Inc. (a)	490,000	1,960,000
Plains Resources, Inc. (a)	430,700	10,336,800
		12,296,800
Healthcare - 0.5%
DaVita, Inc. (a)	361,900	7,357,427
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		7,357,459
Homebuilding/Real Estate - 0.5%
LNR Property Corp.	214,700	7,514,500
Swerdlow Real Estate Group, Inc.:
Class A (h)	79,800	1
Class B (h)	19,817	0
		7,514,501

	Shares	Value (Note 1)
Hotels - 0.0%
Moa Hospitality, Inc. (a)	3,000	$ 15,000
Leisure - 0.4%
Six Flags, Inc. (a)	250,000	5,260,000
Metals/Mining - 0.0%
International Utility Structures, Inc. warrants 2/1/03 (a)	2,500	0
Paper - 0.6%
Packaging Corp. of America (a)	591,600	9,187,548
Specialty Retailing - 0.1%
Mothers Work, Inc. (a)(e)	284,100	2,096,658
Mothers Work, Inc. (a)(h)	2,952	21,786
		2,118,444
Supermarkets - 0.5%
Pathmark Stores, Inc. (a)	298,657	7,108,037
Technology - 0.3%
Fairchild Semiconductor International, Inc. Class A (a)	200,000	4,600,000
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,845
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	12,650	127
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	45,930	22,965
warrants 1/15/07 (CV ratio .6) (a)	5,585	2,793
McCaw International Ltd. warrants 4/16/07 (a)(f)	42,305	42,305
Pathnet, Inc. warrants 4/15/08 (a)(f)	20,255	10,128
		90,163
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	48,889	1,222,225
TOTAL COMMON STOCKS (Cost $93,988,701)		90,303,408
Nonconvertible Preferred Stocks - 9.5%

Broadcasting - 0.1%
Granite Broadcasting Corp. $127.50 pay-in-kind	5,118	921,240
Cable TV - 2.6%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	198,461	21,185,712
Series M, $11.125 pay-in-kind	184,123	19,609,100
		40,794,812
Diversified Financial Services - 0.6%
American Annuity Group Capital Trust II $88.75	8,910	8,862,936
Healthcare - 0.3%
Fresenius Medical Care Capital Trust II $7.875	5,000	4,964,530
Homebuilding/Real Estate - 0.7%
Swerdlow Real Estate Group, Inc.:
junior (h)	19,817	63,170
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - continued
Swerdlow Real Estate Group, Inc.: - continued
mezzanine (h)	79,800	$ 1,039,804
senior (h)	79,800	9,499,254
		10,602,228
Metals/Mining - 0.0%
International Utility Structures, Inc. $130.00 pay-in-kind (f)	3,644	728,800
Publishing/Printing - 0.4%
PRIMEDIA, Inc. Series H, $8.625	73,249	5,420,426
Technology - 0.0%
Ampex Corp. 8% non-cumulative	386	602,160
Telecommunications - 4.8%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	3,391	779,930
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	18,746	18,183,620
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	35,150	21,090,000
Series E, $111.25 pay-in-kind	45,463	25,913,910
XO Communications, Inc.:
$7.00 pay-in-kind	1,099,216	4,396,864
Series B, $135.00 pay-in-kind	27,683	2,768,300
		73,132,624
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $256,486,978)		146,029,756
Floating Rate Loans - 2.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Automotive - 0.8%
Accuride Corp. Tranche B term loan 7.3125% 1/23/06 (g)	-	$ 4,617,037	4,247,674
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (g)	B2	4,391,667	3,776,833
Tranche C term loan 8.34% 6/30/08 (g)	B2	4,391,667	3,776,833
			11,801,340
Cable TV - 0.2%
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (g)	Ba3	2,500,000	2,468,750
Capital Goods - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (g)	-	1,960,784	1,823,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Thermadyne Manufacturing LLC:
Tranche B term loan 6.76% 5/22/05 (g)	B3	$ 3,985,881	$ 3,387,999
Tranche C term loan 7.01% 5/22/06 (g)	B3	3,985,881	3,387,999
			8,599,527
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (g)	Ba3	7,693,564	7,635,862
Tranche C term loan 6.9399% 7/21/07 (g)	Ba3	9,232,279	9,163,037
			16,798,899
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche B term loan 7.4239% 1/31/02 (g)	Caa2	3,000,000	1,500,000
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	3,600,000	1,980,000
			3,480,000
TOTAL FLOATING RATE LOANS (Cost $44,280,397)			43,148,516
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
3.75%, dated 6/29/01 due 7/2/01	$ 9,702,028	9,699,000
3.99%, dated 6/29/01 due 7/2/01	46,302,373	46,287,000
TOTAL CASH EQUIVALENTS (Cost $55,986,000)		55,986,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,956,416,164)		1,505,186,035
NET OTHER ASSETS - 2.2%		34,140,900
NET ASSETS - 100%		$ 1,539,326,935
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Mothers Work, Inc.	$ -	$ 208,056	$ -	$ 2,096,658
Polymer Group, Inc.	663,660	1,554,442	-	6,790,984
Tokheim Corp.	-	141,231	-	1,649,227
TOTALS	$ 663,660	$ 1,903,729	$ -	$ 10,536,869

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,390,466 or 18.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Mothers Work, Inc.	6/18/98	$ 26,172
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	3.2%	BBB	3.4%
Ba	13.9%	BB	16.3%
B	43.0%	B	49.8%
Caa	17.2%	CCC	6.7%
Ca, C	0.2%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,251,237,359 and $1,157,988,530.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,174 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,808,148 or 1.4% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $43,148,516 or 2.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $16,393,833. The weighted average interest rate was 4.71%. Interest expense includes $12,892 paid under the interfund lending program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest earned from the interfund lending program amounted to $1,647 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,089,000. The weighted average interest rate was 5.79%. Interest expense includes $4,868 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	2.9
United Kingdom	2.7
Mexico	1.7
Luxembourg	1.6
Others (individually less than 1%)	1.8
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,942,872,680. Net unrealized depreciation aggregated $437,686,645, of which $49,430,109 related to appreciated investment securities and $487,116,754 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $456,970,000 of which $78,331,000 and $378,639,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $55,986,000) (cost $1,956,416,164) - See accompanying schedule		$ 1,505,186,035
Cash		263
Receivable for investments sold		26,684,356
Receivable for fund shares sold		2,386,662
Dividends receivable		1,648,396
Interest receivable		38,750,057
Total assets		1,574,655,769
Liabilities
Payable for investments purchased	$ 33,850,938
Payable for fund shares redeemed	513,035
Accrued management fee	773,207
Distribution fees payable	22,444
Other payables and accrued expenses	169,210
Total liabilities		35,328,834
Net Assets		$ 1,539,326,935
Net Assets consist of:
Paid in capital		$ 2,603,874,200
Undistributed net investment income		180,999,768
Accumulated undistributed net realized gain (loss) on investments		(794,316,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(451,230,275)
Net Assets		$ 1,539,326,935
Initial Class: Net Asset Value, offering price and redemption price per share ($1,295,104,466 ÷ 192,029,983 shares)		$6.74
Service Class: Net Asset Value, offering price and redemption price per share ($233,574,539 ÷ 34,732,341 shares)		$6.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,647,930 ÷ 1,588,896 shares)		$6.70

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,162,490
Interest		105,825,941
Total income		117,988,431
Expenses
Management fee	$ 5,116,373
Transfer agent fees	579,025
Distribution fees	137,394
Accounting fees and expenses	253,711
Non-interested trustees' compensation	2,270
Custodian fees and expenses	28,857
Audit	23,032
Legal	5,166
Interest	17,760
Reports to shareholders	136,933
Total expenses before reductions	6,300,521
Expense reductions	(47,589)	6,252,932
Net investment income		111,735,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized loss of $1,298,471 on sales of investments in affiliated issuers)		(346,854,131)
Change in net unrealized appreciation (depreciation) on:
Investment securities	115,801,042
Assets and liabilities in foreign currencies	(146)	115,800,896
Net gain (loss)		(231,053,235)
Net increase (decrease) in net assets resulting from operations		$ (119,317,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 111,735,499	$ 241,029,869
Net realized gain (loss)	(346,854,131)	(394,809,674)
Change in net unrealized appreciation (depreciation)	115,800,896	(345,968,584)
Net increase (decrease) in net assets resulting from operations	(119,317,736)	(499,748,389)
Distributions to shareholders from net investment income	(225,311,206)	(160,774,241)
Share transactions - net increase (decrease)	184,414,217	(151,517,210)
Total increase (decrease) in net assets	(160,214,725)	(812,039,840)
Net Assets
Beginning of period	1,699,541,660	2,511,581,500
End of period (including undistributed net investment income of $180,999,768 and $308,860,512, respectively)	$ 1,539,326,935	$ 1,699,541,660

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	78,854,242	$ 613,772,345	68,262,740	$ 656,033,666
Reinvested	24,517,471	193,933,192	13,813,362	144,073,366
Redeemed	(90,722,658)	(686,625,189)	(102,114,895)	(1,010,388,142)
Net increase (decrease)	12,649,055	$ 121,080,348	(20,038,793)	$ (210,281,110)
Service Class Sold	15,954,749	$ 123,210,246	14,344,038	$ 139,520,383
Reinvested	3,882,761	30,634,983	1,603,673	16,694,232
Redeemed	(13,011,890)	(98,062,929)	(10,538,595)	(102,893,478)
Net increase (decrease)	6,825,620	$ 55,782,300	5,409,116	$ 53,321,137
Service Class 2 A Sold	963,540	$ 7,185,865	583,490	$ 5,445,535
Reinvested	94,413	743,031	639	6,643
Redeemed	(52,079)	(377,327)	(1,107)	(9,415)
Net increase (decrease)	1,005,874	$ 7,551,569	583,022	$ 5,442,763
Distributions
From net investment income Initial Class		$ 193,933,192		$ 144,073,366
Service Class		30,634,983		16,694,232
Service Class 2 A		743,031		6,643
Total		$ 225,311,206		$ 160,774,241

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	.475 D, G	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(.915) G	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(.440)	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(1.000)	(.750)	(1.075)	(.970)	(.890)	(.920)
From net realized gain	-	-	(.030)	(.600)	(.110)	(.180)
In excess of net realized gain	-	-	(.005)	-	-	-
Total distributions	(1.000)	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 6.740	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B	(7.19)%	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,104	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.70% A	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	12.73% A, G	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	143% A	68%	82%	92%	118%	123%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	.467 G	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.907) G	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.440)	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.990)	(.740)	(1.075)	(.970)	-
From net realized gain	-	-	(.030)	(.600)	-
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 6.720	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(7.20)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,575	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.80% A	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after all expense reductions	.80% A	.78%	.79%	.82%	.80% A,F
Ratio of net investment income to average net assets	12.63% A, G	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	143% A	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.058 for Initial Class and $.057 for Service Class and decrease net realized and unrealized gain (loss) per share by $.058 for Initial Class and $.057 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 11.18% for Initial Class and 11.08% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income D	.445 G	.936
Net realized and unrealized gain (loss)	(.885) G	(3.206)
Total from investment operations	(.440)	(2.270)
Less Distributions
From net investment income	(.990)	(.740)
Net asset value, end of period	$ 6.700	$ 8.130
Total Return B, C	(7.22)%	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,648	$ 4,742
Ratio of expenses to average net assets	.98% A	1.01% A
Ratio of expenses to average net assets after all expense reductions	.97% A, F	1.01% A
Ratio of net investment income to average net assets	12.45% A, G	11.04% A
Portfolio turnover rate	143% A	68%
A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.055 and decrease net realized and unrealized gain (loss) per share by $.055. Without this change the Ratio of net investment income to average net assets would have been 10.91%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Index 500 - Service Class 2	-15.01%	14.07%	14.99%
S&P 500	-14.83%	14.48%	15.34%
Variable Annuity S&P 500 Index Objective Funds Average	-15.04%	14.13%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity S&P 500 index objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2 on August 27, 1992, when the fund started. As the chart shows, by June 30, 2001 the value of the investment would have grown to $34,400 - a 244.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,358 - a 253.58% increase.

Investment Summary

Top Ten Stocks as of June 30, 2001
% of fund's net assets
General Electric Co.	4.3
Microsoft Corp.	3.5
Exxon Mobil Corp.	2.7
Citigroup, Inc.	2.4
Pfizer, Inc.	2.3
AOL Time Warner, Inc.	2.1
Wal-Mart Stores, Inc.	1.9
Intel Corp.	1.8
American International Group, Inc.	1.8
International Business Machines Corp.	1.8
24.6
Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	18.4
Financials	17.7
Consumer Discretionary	13.1
Health Care	12.7
Industrials	11.2
Consumer Staples	7.5
Energy	6.5
Telecommunication Services	5.5
Utilities	3.6
Materials	2.5

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management Inc. (formerly Bankers Trust), sub-adviser of the fund

Q. How did the fund perform, Jim?

A. For the six-month period that ended June 30, 2001, the fund performed in line with the Standard & Poor's 500 Index and the variable annuity S&P 500® index objective funds average tracked by Lipper Inc., which returned -6.70 and -6.86%, respectively. For the 12 months that ended June 30, 2001, fund performance closely tracked the S&P 500 and Lipper average, which returned -14.83% and -15.04%, respectively.

Q. What factors set the tone for market performance during the past six months?

A. Weak economic data and persistent corporate earnings shortfalls fueled the negative momentum for stocks during the first half of 2001. The combined effects of last year's interest-rate hikes, higher energy costs, slowing productivity and rising labor costs spelled trouble for corporate profitability. Deteriorating global demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which constrained profit growth. Excess capacity and a tighter supply of available funding caused further contraction in capital spending - the lifeblood of economic growth in recent years - which really squeezed earnings throughout the sector. Aggressive monetary stimulus from the Federal Reserve Board - in the form of six interest-rate cuts, two of which were surprise, inter-meeting moves - did little to revive optimism on Wall Street, as concerns about a more prolonged period of sluggishness in the U.S. economy weighed on investors' psyches. Despite snapbacks in January and April, the S&P 500 finished the period firmly in the red, due in large part to a handful of big-cap tech stocks that languished. The same companies that led the bull run for the past few years - namely Cisco, EMC and Oracle - hit the wall as business conditions soured and they were unable to support once-lofty valuations. Despite some pockets of strength, technology was the worst performing sector during the six-month period, down nearly 17%, and, with its considerable influence over the direction of the market, lured the index into bear territory - about 25% off its peak.

Q. Health stocks seemed to suffer their share of side effects during the period . . .

A. Drug stocks have historically offered a safe place to hang one's hat in a volatile market. The problem was, they failed to act defensively during the period. Firms such as Merck, Bristol-Myers Squibb and Pfizer faced tremendous selling pressure heading into the year, after having performed quite well late in 2000. The group generally suffered from a host of factors, including various operational and procedural issues, slower-than-expected sales of key products, unfavorable foreign exchange rates, lackluster new product pipelines, patent expirations and a potentially more stringent regulatory environment.

Q. What areas of the market seemed to attract investors?

A. Investors seemed unwilling to pay a premium for growth companies offering little-to-no earnings visibility, or growth for that matter. As such, given the thick haze surrounding most areas of technology - particularly communications-related hardware providers - market participants looked elsewhere for more attractive opportunities. Popular locations were stable growth, economically sensitive cyclical and smaller-cap, value-oriented stocks. Small-to-medium sized firms were strongly favored during the period for several reasons, including their lack of exposure to weakness in Europe, higher earnings expectations and lower valuations. Cyclicals got the nod because of their tendency to outperform in anticipation of an improving economy. Some tech stocks fit that bill and presented compelling valuations. Software and semiconductor-related firms, such as PeopleSoft and Advanced Micro Devices, respectively, performed quite nicely during the period. Microsoft, IBM and Dell were among the few heavyweights that also successfully bucked the downturn. Consumer confidence, spending and credit held up surprisingly well in the face of rising unemployment - due largely to falling interest rates - which was good news for the flagging economy, as well as for several bank, media and consumer stocks. Topping the respective lists were Bank of America, AOL Time Warner and Philip Morris.

Q. Jim, what's your outlook?

A. Equity markets must still contend with a weak near-term earnings outlook. Sluggish growth and narrowing profit margins should continue to drag on bottom lines. The Fed is slowing down the easing, aware that there's plenty of stimulus - both monetary and fiscal, the latter in the form of a federal tax cut - already in the pipeline. The financial/monetary building blocks of an economic rebound appear to be falling into place. I expect market conditions to improve when the economy turns, but nothing like the nirvana that propelled equity returns in the late 1990s is apt to re-emerge.

The views expressed in this report reflect those of Deutsche Asset Management Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2001, more than $3.7 billion

Sub-adviser: Deutsche Asset Management Inc. (formerly Bankers Trust), since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 335,021
Dana Corp.	48,608	1,134,511
Delphi Automotive Systems Corp.	185,909	2,961,530
Goodyear Tire & Rubber Co.	54,041	1,513,148
Johnson Controls, Inc.	28,497	2,065,178
Snap-On, Inc.	19,143	462,495
TRW, Inc.	40,327	1,653,407
Visteon Corp.	42,661	784,109
		10,909,399
Automobiles - 0.9%
Ford Motor Co.	619,048	15,197,628
General Motors Corp.	183,009	11,776,629
Harley-Davidson, Inc.	101,269	4,767,745
		31,742,002
Hotels Restaurants & Leisure - 0.9%
Carnival Corp.	200,540	6,156,578
Darden Restaurants, Inc.	40,251	1,123,003
Harrah's Entertainment, Inc. (a)	39,117	1,380,830
Hilton Hotels Corp.	123,399	1,431,428
Marriott International, Inc. Class A	80,246	3,798,846
McDonald's Corp.	438,425	11,863,781
Starbucks Corp. (a)	126,762	2,790,032
Starwood Hotels & Resorts Worldwide, Inc. unit	64,585	2,407,729
Tricon Global Restaurants, Inc. (a)	48,926	2,147,851
Wendy's International, Inc.	38,193	975,449
		34,075,527
Household Durables - 0.3%
American Greetings Corp. Class A	23,029	253,319
Black & Decker Corp.	27,259	1,075,640
Centex Corp.	20,046	816,875
Fortune Brands, Inc.	51,755	1,985,322
KB HOME	15,098	455,507
Leggett & Platt, Inc.	66,084	1,455,831
Maytag Corp.	26,065	762,662
Newell Rubbermaid, Inc.	89,282	2,240,978
Pulte Homes, Inc.	13,832	589,658
The Stanley Works	28,353	1,187,424
Tupperware Corp.	19,452	455,760
Whirlpool Corp.	22,426	1,401,625
		12,680,601
Leisure Equipment & Products - 0.2%
Brunswick Corp.	29,260	703,118
Eastman Kodak Co.	100,335	4,683,638
Hasbro, Inc.	57,674	833,389
Mattel, Inc.	142,712	2,700,111
		8,920,256
Media - 5.1%
AOL Time Warner, Inc. (a)	1,469,739	77,896,167

	Shares	Value (Note 1)
Clear Channel Communications, Inc. (a)	196,945	$ 12,348,452
Comcast Corp. Class A (special) (a)	316,298	13,743,148
Dow Jones & Co., Inc.	29,207	1,743,950
Gannett Co., Inc.	88,891	5,857,917
Harcourt General, Inc.	23,558	1,370,840
Interpublic Group of Companies, Inc.	122,886	3,606,704
Knight-Ridder, Inc.	24,463	1,450,656
McGraw-Hill Companies, Inc.	65,236	4,315,361
Meredith Corp.	19,254	689,486
Omnicom Group, Inc.	59,479	5,115,194
The New York Times Co. Class A	54,134	2,273,628
TMP Worldwide, Inc. (a)	36,060	2,131,507
Tribune Co.	103,321	4,133,873
Univision Communications, Inc. Class A (a)	71,176	3,044,909
Viacom, Inc. Class B (non-vtg.) (a)	596,070	30,846,623
Walt Disney Co.	698,417	20,177,267
		190,745,682
Multiline Retail - 3.1%
Big Lots, Inc. (a)	37,510	513,137
Costco Wholesale Corp. (a)	149,685	6,276,292
Dillards, Inc. Class A	30,462	465,155
Dollar General Corp.	110,633	2,157,344
Federated Department Stores, Inc. (a)	66,336	2,819,280
JCPenney Co., Inc.	87,461	2,305,472
Kmart Corp. (a)	161,097	1,847,783
Kohls Corp. (a)	110,756	6,947,724
Nordstrom, Inc.	45,181	838,108
Sears, Roebuck & Co.	111,627	4,722,938
Target Corp.	299,294	10,355,572
The May Department Stores Co.	99,417	3,406,026
Wal-Mart Stores, Inc.	1,493,050	72,860,840
		115,515,671
Specialty Retail - 2.1%
AutoZone, Inc. (a)	38,058	1,427,175
Bed Bath & Beyond, Inc. (a)	95,586	2,907,726
Best Buy Co., Inc. (a)	69,468	4,412,607
Circuit City Stores, Inc. - Circuit City Group	68,891	1,240,038
Gap, Inc.	284,039	8,237,131
Home Depot, Inc.	774,166	36,037,427
Lowe's Companies, Inc.	128,001	9,286,473
Office Depot, Inc. (a)	99,833	1,036,267
RadioShack Corp.	62,164	1,896,002
Sherwin-Williams Co.	54,912	1,219,046
Staples, Inc. (a)	151,552	2,276,311
The Limited, Inc.	142,413	2,352,663
Tiffany & Co., Inc.	48,772	1,766,522
TJX Companies, Inc.	93,468	2,978,825
Toys 'R' Us, Inc. (a)	66,041	1,634,515
		78,708,728
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	17,100	862,695
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
NIKE, Inc. Class B	89,912	$ 3,775,405
Reebok International Ltd. (a)	18,725	598,264
VF Corp.	37,821	1,375,928
		6,612,292
TOTAL CONSUMER DISCRETIONARY		489,910,158
CONSUMER STAPLES - 7.5%
Beverages - 2.1%
Adolph Coors Co. Class B	12,643	634,426
Anheuser-Busch Companies, Inc.	301,860	12,436,632
Brown-Forman Corp. Class B (non-vtg.)	23,103	1,477,206
Coca-Cola Enterprises, Inc.	139,743	2,284,798
Pepsi Bottling Group, Inc.	47,360	1,899,136
PepsiCo, Inc.	482,617	21,331,671
The Coca-Cola Co.	831,444	37,414,980
		77,478,849
Food & Drug Retailing - 1.2%
Albertson's, Inc.	136,899	4,105,601
CVS Corp.	130,952	5,054,747
Kroger Co. (a)	273,699	6,842,475
Safeway, Inc. (a)	167,563	8,043,024
SUPERVALU, Inc.	44,344	778,237
Sysco Corp.	226,010	6,136,172
Walgreen Co.	339,631	11,598,399
Winn-Dixie Stores, Inc.	47,005	1,228,241
		43,786,896
Food Products - 1.4%
Archer-Daniels-Midland Co.	211,955	2,755,415
Campbell Soup Co.	140,561	3,619,446
ConAgra Foods, Inc.	179,480	3,555,499
General Mills, Inc.	94,912	4,155,247
H.J. Heinz Co.	116,306	4,755,752
Hershey Foods Corp.	45,517	2,808,854
Kellogg Co.	135,677	3,934,633
Quaker Oats Co.	44,084	4,022,665
Ralston Purina Co.	103,498	3,107,010
Sara Lee Corp.	270,808	5,129,104
Unilever NV (NY Shares)	191,071	11,382,099
Wm. Wrigley Jr. Co.	75,552	3,539,611
		52,765,335
Household Products - 1.4%
Clorox Co.	79,062	2,684,155
Colgate-Palmolive Co.	191,349	11,287,678
Kimberly-Clark Corp.	178,493	9,977,759
Procter & Gamble Co.	434,536	27,723,397
		51,672,989
Personal Products - 0.4%
Alberto-Culver Co. Class B	18,840	792,034

	Shares	Value (Note 1)
Avon Products, Inc.	79,617	$ 3,684,675
Gillette Co.	352,208	10,210,510
		14,687,219
Tobacco - 1.0%
Philip Morris Companies, Inc.	730,625	37,079,219
UST, Inc.	55,274	1,595,208
		38,674,427
TOTAL CONSUMER STAPLES		279,065,715
ENERGY - 6.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	110,754	3,710,259
Halliburton Co.	147,677	5,257,301
Nabors Industries, Inc. (a)	48,917	1,819,712
Noble Drilling Corp. (a)	44,660	1,462,615
Rowan Companies, Inc. (a)	31,301	691,752
Schlumberger Ltd. (NY Shares)	191,290	10,071,419
Transocean Sedco Forex, Inc.	105,770	4,363,013
		27,376,071
Oil & Gas - 5.8%
Amerada Hess Corp.	29,354	2,371,803
Anadarko Petroleum Corp.	82,803	4,473,846
Apache Corp.	40,953	2,078,365
Ashland, Inc.	23,875	957,388
Burlington Resources, Inc.	71,758	2,866,732
Chevron Corp.	206,871	18,721,826
Conoco, Inc. Class B	207,571	5,998,802
Devon Energy Corp.	42,510	2,231,775
EOG Resources, Inc.	38,801	1,379,376
Exxon Mobil Corp.	1,149,885	100,442,455
Kerr-McGee Corp.	31,210	2,068,287
Occidental Petroleum Corp.	122,705	3,262,726
Phillips Petroleum Co.	82,023	4,675,311
Royal Dutch Petroleum Co. (NY Shares)	713,389	41,569,177
Sunoco, Inc.	30,783	1,127,581
Texaco, Inc.	194,921	12,981,739
Tosco Corp.	51,609	2,273,376
Unocal Corp.	80,642	2,753,924
USX - Marathon Group	106,768	3,150,724
		215,385,213
TOTAL ENERGY		242,761,284
FINANCIALS - 17.7%
Banks - 5.8%
AmSouth Bancorp.	124,846	2,308,403
Bank of America Corp.	534,098	32,061,903
Bank of New York Co., Inc.	247,232	11,867,136
Bank One Corp.	386,123	13,823,203
BB&T Corp.	133,853	4,912,405
Charter One Financial, Inc.	69,260	2,209,394
Comerica, Inc.	58,913	3,393,389
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	189,644	$ 11,445,015
First Union Corp.	326,982	11,424,751
FleetBoston Financial Corp.	361,598	14,265,041
Golden West Financial Corp.	53,053	3,408,125
Huntington Bancshares, Inc.	82,803	1,328,160
KeyCorp	141,746	3,692,483
Mellon Financial Corp.	162,826	7,489,996
National City Corp.	203,095	6,251,264
Northern Trust Corp.	73,897	4,773,746
PNC Financial Services Group, Inc.	96,623	6,356,827
Regions Financial Corp.	80,264	2,527,513
SouthTrust Corp.	112,568	2,926,768
SunTrust Banks, Inc.	98,733	6,395,924
Synovus Financial Corp.	95,665	3,001,968
U.S. Bancorp	643,519	14,665,798
Union Planters Corp.	46,061	2,008,260
Wachovia Corp.	69,814	4,967,266
Washington Mutual, Inc.	292,105	10,968,543
Wells Fargo & Co.	571,010	26,511,994
Zions Bancorp	30,600	1,779,696
		216,764,971
Diversified Financials - 7.7%
AMBAC Financial Group, Inc.	34,887	2,030,423
American Express Co.	443,713	17,216,064
Bear Stearns Companies, Inc.	36,359	2,144,090
Capital One Financial Corp.	65,250	3,915,000
Charles Schwab Corp.	464,254	7,103,086
Citigroup, Inc.	1,678,548	88,694,476
Countrywide Credit Industries, Inc.	37,970	1,742,064
Fannie Mae	336,331	28,638,585
Franklin Resources, Inc.	89,088	4,077,558
Freddie Mac	231,802	16,226,140
Household International, Inc.	156,788	10,457,760
J.P. Morgan Chase & Co.	661,579	29,506,423
Lehman Brothers Holdings, Inc.	84,036	6,533,799
MBNA Corp.	283,720	9,348,574
Merrill Lynch & Co., Inc.	280,258	16,605,287
Moody's Corp.	55,149	1,847,492
Morgan Stanley Dean Witter & Co.	373,822	24,010,587
Providian Financial Corp.	94,926	5,619,619
State Street Corp.	107,934	5,341,654
Stilwell Financial, Inc.	75,319	2,527,706
T. Rowe Price Group, Inc.	41,380	1,521,129
USA Education, Inc.	54,294	3,963,462
		289,070,978
Insurance - 4.2%
AFLAC, Inc.	177,474	5,588,656
Allstate Corp.	243,990	10,733,120
American General Corp.	168,229	7,814,237

	Shares	Value (Note 1)
American International Group, Inc.	777,900	$ 66,899,400
Aon Corp.	84,548	2,959,180
Cincinnati Financial Corp.	53,269	2,132,358
Conseco, Inc.	109,141	1,489,775
Hartford Financial Services Group, Inc.	78,753	5,386,705
Jefferson-Pilot Corp.	51,288	2,478,236
John Hancock Financial Services, Inc.	98,467	3,964,281
Lincoln National Corp.	64,164	3,320,487
Loews Corp.	65,645	4,229,507
Marsh & McLennan Companies, Inc.	91,583	9,249,883
MBIA, Inc.	48,916	2,723,643
MetLife, Inc.	255,728	7,922,453
MGIC Investment Corp.	35,367	2,569,059
Progressive Corp.	24,360	3,293,228
SAFECO Corp.	42,876	1,270,845
The Chubb Corp.	58,169	4,504,026
The St. Paul Companies, Inc.	72,390	3,669,449
Torchmark Corp.	42,333	1,702,210
UnumProvident Corp.	80,752	2,593,754
		156,494,492
TOTAL FINANCIALS		662,330,441
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	347,868	21,585,209
Biogen, Inc. (a)	49,073	2,651,905
Chiron Corp. (a)	63,619	3,320,276
Medimmune, Inc. (a)	70,384	3,337,609
		30,894,999
Health Care Equipment & Supplies - 1.3%
Applera Corp. - Applied Biosystems Group	69,804	1,867,257
Bausch & Lomb, Inc.	18,627	675,042
Baxter International, Inc.	196,256	9,616,544
Becton, Dickinson & Co.	86,860	3,108,719
Biomet, Inc.	60,592	2,912,052
Boston Scientific Corp. (a)	137,769	2,342,073
C.R. Bard, Inc.	17,672	1,006,420
Guidant Corp. (a)	103,870	3,739,320
Medtronic, Inc.	402,578	18,522,614
St. Jude Medical, Inc. (a)	29,022	1,741,320
Stryker Corp.	66,105	3,625,859
		49,157,220
Health Care Providers & Services - 1.3%
Aetna, Inc. (a)	48,365	1,251,203
Cardinal Health, Inc.	148,424	10,241,256
CIGNA Corp.	51,332	4,918,632
HCA - The Healthcare Co.	184,633	8,343,565
HealthSouth Corp. (a)	129,127	2,062,158
Humana, Inc. (a)	56,555	557,067
Manor Care, Inc. (a)	34,319	1,089,628
McKesson HBOC, Inc.	94,619	3,512,257
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quintiles Transnational Corp. (a)	39,879	$ 1,016,516
Tenet Healthcare Corp. (a)	107,289	5,535,040
UnitedHealth Group, Inc.	106,915	6,602,001
Wellpoint Health Networks, Inc. (a)	20,935	1,972,914
		47,102,237
Pharmaceuticals - 9.3%
Abbott Laboratories	517,798	24,859,482
Allergan, Inc.	43,684	3,734,982
American Home Products Corp.	437,808	25,585,500
Bristol-Myers Squibb Co.	647,572	33,868,016
Eli Lilly & Co.	376,547	27,864,478
Forest Laboratories, Inc. (a)	58,611	4,161,381
Johnson & Johnson	1,006,854	50,342,700
King Pharmaceuticals, Inc. (a)	56,010	3,010,538
Merck & Co., Inc.	764,273	48,844,687
Pfizer, Inc.	2,108,576	84,448,469
Pharmacia Corp.	430,665	19,789,057
Schering-Plough Corp.	488,207	17,692,622
Watson Pharmaceuticals, Inc. (a)	34,014	2,096,623
		346,298,535
TOTAL HEALTH CARE		473,452,991
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.5%
Boeing Co.	290,036	16,126,002
General Dynamics Corp.	66,572	5,179,967
Goodrich Corp.	35,918	1,364,166
Honeywell International, Inc.	296,148	10,362,219
Lockheed Martin Corp.	142,635	5,284,627
Northrop Grumman Corp.	27,837	2,229,744
Raytheon Co.	112,132	2,977,105
United Technologies Corp.	157,062	11,506,362
		55,030,192
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	99,874	4,014,935
Airlines - 0.2%
AMR Corp. (a)	50,399	1,820,916
Delta Air Lines, Inc.	41,094	1,811,424
Southwest Airlines Co.	253,373	4,684,867
U.S. Airways Group, Inc. (a)	22,492	546,556
		8,863,763
Building Products - 0.1%
Crane Co.	20,026	620,806
Masco Corp.	149,603	3,734,091
		4,354,897
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	59,699	1,115,177
Automatic Data Processing, Inc.	212,828	10,577,552

	Shares	Value (Note 1)
Avery Dennison Corp.	37,327	$ 1,905,543
Cendant Corp. (a)	281,897	5,496,992
Cintas Corp.	57,465	2,697,982
Concord EFS, Inc. (a)	71,435	3,967,500
Convergys Corp. (a)	58,039	1,755,680
Deluxe Corp.	24,772	715,911
Ecolab, Inc.	42,584	1,744,666
Equifax, Inc.	46,275	1,697,367
First Data Corp.	132,400	8,506,700
Fiserv, Inc. (a)	41,931	2,599,722
H&R Block, Inc.	30,473	1,967,032
IMS Health, Inc.	99,074	2,823,609
Paychex, Inc.	125,355	5,164,626
Pitney Bowes, Inc.	84,528	3,560,319
R.R. Donnelley & Sons Co.	41,109	1,220,937
Robert Half International, Inc. (a)	61,476	1,530,138
Sabre Holdings Corp. Class A	43,834	2,191,700
Waste Management, Inc.	211,759	6,526,412
		67,765,565
Construction & Engineering - 0.0%
Fluor Corp.	24,816	1,120,442
McDermott International, Inc.	19,847	231,218
		1,351,660
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	72,931	1,079,379
Cooper Industries, Inc.	34,551	1,367,874
Emerson Electric Co.	145,327	8,792,284
Molex, Inc.	66,850	2,427,992
National Service Industries, Inc.	13,818	311,872
Power-One, Inc. (a)	25,939	428,253
Rockwell International Corp.	63,848	2,433,886
Thomas & Betts Corp.	25,597	564,926
		17,406,466
Industrial Conglomerates - 5.7%
General Electric Co.	3,280,418	159,920,364
Minnesota Mining & Manufacturing Co.	132,375	15,103,988
Textron, Inc.	47,088	2,591,724
Tyco International Ltd.	642,430	35,012,435
		212,628,511
Machinery - 0.8%
Caterpillar, Inc.	114,479	5,729,674
Cummins, Inc.	16,320	631,584
Danaher Corp.	47,300	2,648,800
Deere & Co.	79,058	2,992,345
Dover Corp.	67,745	2,550,599
Eaton Corp.	22,775	1,596,528
Illinois Tool Works, Inc.	100,673	6,372,601
Ingersoll-Rand Co.	53,187	2,191,304
ITT Industries, Inc.	28,917	1,279,577
Navistar International Corp. (a)	19,402	545,778
PACCAR, Inc.	25,165	1,286,938
Pall Corp.	40,476	952,400
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Parker-Hannifin Corp.	38,404	$ 1,629,866
Timken Co.	19,834	335,988
		30,743,982
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	131,310	3,961,623
CSX Corp.	71,307	2,584,166
Norfolk Southern Corp.	128,665	2,663,366
Ryder System, Inc.	23,934	469,106
Union Pacific Corp.	82,849	4,549,239
		14,227,500
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	56,978	1,794,807
W.W. Grainger, Inc.	31,113	1,280,611
		3,075,418
TOTAL INDUSTRIALS		419,462,889
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.0%
ADC Telecommunications, Inc. (a)	259,217	1,783,413
Andrew Corp. (a)	26,920	496,943
Avaya, Inc. (a)	95,078	1,302,569
Cabletron Systems, Inc. (a)	62,219	1,421,704
Cisco Systems, Inc. (a)	2,432,918	47,125,622
Comverse Technology, Inc. (a)	55,432	3,193,438
Corning, Inc.	307,159	5,132,627
JDS Uniphase Corp. (a)	436,261	5,749,920
Lucent Technologies, Inc.	1,137,097	7,050,001
Motorola, Inc.	729,824	12,085,885
Nortel Networks Corp.	1,063,246	9,664,906
QUALCOMM, Inc. (a)	251,813	14,340,750
Scientific-Atlanta, Inc.	53,876	2,187,366
Tellabs, Inc. (a)	137,051	2,556,001
		114,091,145
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	116,116	2,808,846
Compaq Computer Corp.	565,246	8,755,661
Dell Computer Corp. (a)	865,158	23,445,782
EMC Corp. (a)	731,733	21,256,844
Gateway, Inc. (a)	108,560	1,785,812
Hewlett-Packard Co.	646,325	18,484,895
International Business Machines Corp.	579,158	65,444,854
Lexmark International, Inc. Class A (a)	42,662	2,869,020
NCR Corp. (a)	31,852	1,497,044
Network Appliance, Inc. (a)	107,814	1,495,380
Palm, Inc. (a)	190,967	1,161,079
Sun Microsystems, Inc. (a)	1,090,333	17,663,395
		166,668,612
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	152,384	4,952,480

	Shares	Value (Note 1)
Jabil Circuit, Inc. (a)	63,629	$ 1,963,591
Millipore Corp.	15,435	956,661
PerkinElmer, Inc.	33,200	913,996
Sanmina Corp. (a)	102,199	2,462,996
Solectron Corp. (a)	215,522	3,944,053
Symbol Technologies, Inc.	73,790	1,638,138
Tektronix, Inc. (a)	31,419	853,026
Thermo Electron Corp. (a)	60,007	1,321,354
		19,006,295
Internet Software & Services - 0.1%
BroadVision, Inc. (a)	90,495	462,429
Yahoo!, Inc. (a)	183,892	3,593,250
		4,055,679
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	56,969	1,971,127
Electronic Data Systems Corp.	156,762	9,797,625
Sapient Corp. (a)	40,313	394,261
Unisys Corp. (a)	104,634	1,539,166
		13,702,179
Office Electronics - 0.1%
Xerox Corp.	224,063	2,144,283
Semiconductor Equipment & Products - 4.2%
Advanced Micro Devices, Inc. (a)	114,291	3,300,724
Altera Corp. (a)	132,667	3,934,903
Analog Devices, Inc. (a)	120,327	5,204,143
Applied Materials, Inc. (a)	270,625	13,918,244
Applied Micro Circuits Corp. (a)	100,088	1,767,554
Broadcom Corp. Class A (a)	81,840	3,521,575
Conexant Systems, Inc. (a)	81,842	730,031
Intel Corp.	2,249,897	68,599,360
KLA-Tencor Corp. (a)	61,556	3,613,337
Linear Technology Corp.	105,938	4,940,948
LSI Logic Corp. (a)	120,070	2,257,316
Maxim Integrated Products, Inc. (a)	108,107	5,088,596
Micron Technology, Inc. (a)	198,470	8,157,117
National Semiconductor Corp. (a)	58,402	1,700,666
Novellus Systems, Inc. (a)	47,087	2,620,862
QLogic Corp. (a)	30,854	1,987,306
Teradyne, Inc. (a)	58,164	1,925,228
Texas Instruments, Inc.	579,830	18,264,645
Vitesse Semiconductor Corp. (a)	63,671	1,345,368
Xilinx, Inc. (a)	110,452	4,644,507
		157,522,430
Software - 5.6%
Adobe Systems, Inc.	80,234	3,766,986
Autodesk, Inc.	18,819	700,067
BMC Software, Inc. (a)	81,054	1,826,957
Citrix Systems, Inc. (a)	61,518	2,131,599
Computer Associates International, Inc.	192,302	6,922,872
Compuware Corp. (a)	122,030	1,666,930
Intuit, Inc. (a)	68,845	2,671,186
Mercury Interactive Corp. (a)	26,902	1,657,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	1,794,235	$ 129,202,862
Novell, Inc. (a)	105,647	549,364
Oracle Corp. (a)	1,866,649	36,698,319
Parametric Technology Corp. (a)	88,520	1,140,138
PeopleSoft, Inc. (a)	95,162	4,596,325
Siebel Systems, Inc. (a)	150,757	7,145,882
VERITAS Software Corp. (a)	132,323	8,987,378
		209,664,297
TOTAL INFORMATION TECHNOLOGY		686,854,920
MATERIALS - 2.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	77,169	3,530,482
Dow Chemical Co.	300,337	9,986,205
E.I. du Pont de Nemours and Co.	349,240	16,847,338
Eastman Chemical Co.	26,213	1,248,525
Engelhard Corp.	43,723	1,127,616
FMC Corp. (a)	10,575	725,022
Great Lakes Chemical Corp.	17,578	542,281
Hercules, Inc.	37,938	428,699
International Flavors & Fragrances, Inc.	32,783	823,837
PPG Industries, Inc.	56,718	2,981,665
Praxair, Inc.	53,590	2,518,730
Rohm & Haas Co.	74,282	2,443,878
Sigma Aldrich Corp.	26,374	1,068,147
		44,272,425
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,826,909
Containers & Packaging - 0.1%
Ball Corp.	9,511	452,343
Bemis Co., Inc.	17,654	709,161
Pactiv Corp. (a)	52,553	704,210
Sealed Air Corp. (a)	28,665	1,067,771
Temple-Inland, Inc.	16,349	871,238
		3,804,723
Metals & Mining - 0.7%
Alcan, Inc.	106,312	4,479,991
Alcoa, Inc.	289,186	11,393,928
Allegheny Technologies, Inc.	26,937	487,290
Barrick Gold Corp.	132,238	2,017,634
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	50,049	553,041
Homestake Mining Co.	87,513	678,226
Inco Ltd. (a)	60,833	1,052,724
Newmont Mining Corp.	64,126	1,193,385
Nucor Corp.	26,085	1,275,296
Phelps Dodge Corp.	26,359	1,093,899
Placer Dome, Inc.	109,211	1,067,584

	Shares	Value (Note 1)
USX - U.S. Steel Group	29,749	$ 599,442
Worthington Industries, Inc.	28,691	390,198
		26,282,638
Paper & Forest Products - 0.5%
Boise Cascade Corp.	19,025	669,109
Georgia-Pacific Group	75,318	2,549,514
International Paper Co.	160,814	5,741,060
Louisiana-Pacific Corp.	34,464	404,263
Mead Corp.	33,033	896,516
Potlatch Corp.	9,372	322,491
Westvaco Corp.	33,497	813,642
Weyerhaeuser Co.	72,562	3,988,733
Willamette Industries, Inc.	36,385	1,801,058
		17,186,386
TOTAL MATERIALS		93,373,081
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.2%
ALLTEL Corp.	105,261	6,448,289
AT&T Corp.	1,149,130	25,280,860
BellSouth Corp.	626,690	25,236,806
CenturyTel, Inc.	46,163	1,398,739
Citizens Communications Co. (a)	86,918	1,045,624
Global Crossing Ltd. (a)	294,034	2,540,454
Qwest Communications International, Inc.	552,929	17,621,847
SBC Communications, Inc.	1,122,270	44,958,136
Sprint Corp. - FON Group	294,341	6,287,124
Verizon Communications	902,819	48,300,817
WorldCom, Inc.	961,056	14,367,787
		193,486,483
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	257,776	4,464,680
Sprint Corp. - PCS Group Series 1 (a)	312,996	7,558,853
		12,023,533
TOTAL TELECOMMUNICATION SERVICES		205,510,016
UTILITIES - 3.6%
Electric Utilities - 2.6%
AES Corp. (a)	177,383	7,636,338
Allegheny Energy, Inc.	40,857	1,971,350
Ameren Corp.	45,683	1,950,664
American Electric Power Co., Inc.	107,439	4,960,459
Calpine Corp. (a)	99,510	3,761,478
Cinergy Corp.	52,828	1,846,339
CMS Energy Corp.	43,407	1,208,885
Consolidated Edison, Inc.	70,657	2,812,149
Constellation Energy Group, Inc.	54,090	2,304,234
Dominion Resources, Inc.	79,825	4,799,877
DTE Energy Co.	57,146	2,653,860
Duke Energy Corp.	255,927	9,983,712
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Edison International	108,086	$ 1,205,159
Entergy Corp.	74,250	2,850,458
Exelon Corp.	106,305	6,816,277
FirstEnergy Corp.	75,091	2,414,927
FPL Group, Inc.	59,018	3,553,474
GPU, Inc.	40,260	1,415,139
Mirant Corp.	113,013	3,887,647
Niagara Mohawk Holdings, Inc. (a)	53,745	950,749
PG&E Corp.	128,580	1,440,096
Pinnacle West Capital Corp.	28,181	1,335,779
PPL Corp.	48,353	2,659,415
Progress Energy, Inc.	68,502	3,077,110
Progress Energy, Inc. warrants 12/31/07 (a)	34,400	15,480
Public Service Enterprise Group, Inc.	71,990	3,520,311
Reliant Energy, Inc.	98,339	3,167,499
Southern Co.	225,545	5,243,921
TXU Corp.	86,082	4,147,431
Xcel Energy, Inc.	113,551	3,230,526
		96,820,743
Gas Utilities - 0.4%
El Paso Corp.	165,762	8,709,135
KeySpan Corp.	45,469	1,658,709
Kinder Morgan, Inc.	38,543	1,936,786
Nicor, Inc.	15,671	610,856
NiSource, Inc.	68,665	1,876,614
ONEOK, Inc.	20,330	400,501
Peoples Energy Corp.	12,241	492,088
Sempra Energy	67,997	1,859,038
		17,543,727
Multi-Utilities - 0.6%
Dynegy, Inc. Class A	107,820	5,013,630
Enron Corp.	249,137	12,207,713
Williams Companies, Inc.	160,984	5,304,423
		22,525,766
TOTAL UTILITIES		136,890,236
TOTAL COMMON STOCKS (Cost $2,604,560,897)		3,689,611,731
U.S. Treasury Obligations - 1.3%
Moody's Ratings (unaudited)		Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.22% to 3.83% 7/5/01 to 8/16/01 (c) (Cost $48,946,388)	-	$ 49,118,000	48,967,193
Cash Equivalents - 7.1%
	Shares	Value (Note 1)
Daily Assets Institutional, 4.21% (b) (Cost $264,338,290)	264,338,290	$ 264,338,290
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $2,917,845,575)		4,002,917,214
NET OTHER ASSETS - (7.1)%		(263,803,719)
NET ASSETS - 100%		$ 3,739,113,495
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
159 S&P 500 Stock Index Contracts	Sept. 2001	$ 48,960,075	$ (840,001)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,979,664.
Other Information

Purchases of securities, other than short-term securities, aggregated $190,286,286. Sales of securities, other than short-term securities, aggregated $322,158,155, of which $165,309,648 represents the value of securities delivered in redemption of fund shares. The realized gain (loss) of $(11,896,554) on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $506,011,149 and $477,443,988, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Deutsche Asset Management Inc. The commissions paid to these affiliated firms were $0 and $18,756, respectively for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,931,979,174. Net unrealized appreciation aggregated $1,070,938,040, of which $1,372,516,167 related to appreciated investment securities and $301,578,127 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $12,929,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,928,525) (cost $2,917,845,575) - See accompanying schedule		$ 4,002,917,214
Cash		29,876
Receivable for investments sold		281,642
Receivable for fund shares sold		2,822,639
Dividends receivable		2,759,130
Receivable for daily variation on futures contracts		183,769
Other receivables		81,075
Total assets		4,009,075,345
Liabilities
Payable for investments purchased	$ 3,656,999
Payable for fund shares redeemed	1,093,048
Accrued management fee	583,422
Distribution fees payable	2,198
Other payables and accrued expenses	287,893
Collateral on securities loaned, at value	264,338,290
Total liabilities		269,961,850
Net Assets		$ 3,739,113,495
Net Assets consist of:
Paid in capital		$ 2,683,678,810
Undistributed net investment income		18,913,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,696,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,084,217,336
Net Assets		$ 3,739,113,495
Initial Class: Net Asset Value, offering price and redemption price per share ($3,727,524,130 ÷ 26,972,083 shares)		$138.20
Service Class: Net Asset Value, offering price and redemption price per share ($589,770 ÷ 4,270 shares)		$138.12
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,999,595 ÷ 79,893 shares)		$137.68

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 23,195,284
Interest		959,846
Security lending		366,686
Total income		24,521,816
Expenses
Management fee	$ 4,662,667
Transfer agent fees	1,268,569
Distribution fees	9,549
Accounting fees	314,919
Non-interested trustees' compensation	6,870
Registration fees	4,363
Audit	24,276
Legal	9,488
Reports to shareholders	189,901
Miscellaneous	1,379
Total expenses before reductions	6,491,981
Expense reductions	(1,114,106)	5,377,875
Net investment income		19,143,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(38,314,386)
Foreign currency transactions	4,532
Futures contracts	2,069,773	(36,240,081)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(265,416,293)
Assets and liabilities in foreign currencies	(14,302)
Futures contracts	(700,609)	(266,131,204)
Net gain (loss)		(302,371,285)
Net increase (decrease) in net assets resulting from operations		$ (283,227,344)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 19,143,941	$ 44,181,536
Net realized gain (loss)	(36,240,081)	48,471,842
Change in net unrealized appreciation (depreciation)	(266,131,204)	(539,063,132)
Net increase (decrease) in net assets resulting from operations	(283,227,344)	(446,409,754)
Distributions to shareholders From net investment income	(44,349,182)	(51,736,686)
From net realized gain	-	(22,615,438)
Total distributions	(44,349,182)	(74,352,124)
Share transactions - net increase (decrease)	(82,450,776)	(868,832,015)
Total increase (decrease) in net assets	(410,027,302)	(1,389,593,893)
Net Assets
Beginning of period	4,149,140,797	5,538,734,690
End of period (including undistributed net investment income of $18,913,909 and $44,119,720, respectively)	$ 3,739,113,495	$ 4,149,140,797

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	3,709,254	$ 524,138,294	8,463,215	$ 1,364,549,374
Reinvested	292,574	44,278,192	477,249	74,350,653
Redeemed	(4,774,553)	(662,569,033)	(14,280,085)	(2,308,173,895)
Net increase (decrease)	(772,725)	$ (94,152,547)	(5,339,621)	$ (869,273,868)
Service Class B Sold	3,681	$ 515,201	600	$ 100,000
Reinvested	6	967	-	-
Redeemed	(17)	(2,347)	-	-
Net increase (decrease)	3,670	$ 513,821	600	$ 100,000
Service Class 2 A Sold	80,096	$ 11,498,989	2,387	$ 375,234
Reinvested	464	70,023	9	1,470
Redeemed	(2,834)	(381,062)	(229)	(34,851)
Net increase (decrease)	77,726	$ 11,187,950	2,167	$ 341,853
Distributions From net investment income Initial Class		$ 44,278,192		$ 51,735,663
Service Class B		967		-
Service Class 2 A		70,023		1,023
Total		$ 44,349,182		$ 51,736,686
From net realized gain Initial Class		$ -		$ 22,614,991
Service Class B		-		-
Service Class 2 A		-		447
Total		$ -		$ 22,615,438
		$ 44,349,182		$ 74,352,124

A Service Class 2 commenced sale of shares January 12, 2000.

B Service Class commenced sale of shares July 7, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	.70 D	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(10.44)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(9.74)	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	-	(.73)	(.95)	(3.15)	(2.09)	(2.34)
Total distributions	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 138.20	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total Return B, C	(6.61)%	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,727,524	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets before expense reductions	.34% A	.33%	.34%	.35%	.40%	.43%
Ratio of expenses to average net assets after voluntary waivers	.28% A	.28%	.28%	.28%	.28%	.28%
Ratio of net investment income to average net assets	.99% A	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10% A	10%	8%	4%	9%	14%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income D	.59	.65
Net realized and unrealized gain (loss)	(10.40)	(17.88)
Total from investment operations	(9.81)	(17.23)
Less Distributions
From net investment income	(1.53)	-
Net asset value, end of period	$ 138.12	$ 149.46
Total Return B, C	(6.65)%	(10.34)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 590	$ 90
Ratio of expenses to average net assets before expense reductions	.78% A	.43% A, F
Ratio of expenses to average net assets after voluntary waivers	.38% A	.38% A
Ratio of net investment income to average net assets	.89% A	.84% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

F The annualized expense ratio before expense reductions reflects certain fund expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income D	.50	1.04
Net realized and unrealized gain (loss)	(10.39)	(12.71)
Total from investment operations	(9.89)	(11.67)
Less Distributions
From net investment income	(1.61)	(1.67)
From net realized gain	-	(.73)
Total distributions	(1.61)	(2.40)
Net asset value, end of period	$ 137.68	$ 149.18
Total Return B, C	(6.72)%	(7.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,000	$ 323
Ratio of expenses to average net assets before expense reductions	.61% A	.76% A
Ratio of expenses to average net assets after voluntary waivers	.53% A	.53% A
Ratio of net investment income to average net assets	.74% A	.69% A
Portfolio turnover rate	10% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Investment Grade Bond - Service Class 2	10.40%	7.10%	7.43%
LB Aggregate Bond	11.23%	7.48%	7.87%
Variable Annuity Intermediate Investment Grade Debt Funds Average	10.11%	6.71%	7.38%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 34 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2 on June 30, 1991. By June 30, 2001, the value of the investment would have grown to $20,467 - a 104.67% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,328 - a 113.28% increase.

Investment Summary

Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa	53.7
Aa	3.9
A	11.3
Baa	15.8
Ba and Below	0.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of June 30, 2001
Years	7.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	13.9
Telecommunication Services	5.2
Utilities	2.7
Consumer Discretionary	2.6
Industrials	2.1

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Kevin?

A. For the six months that ended June 30, 2001, the fund performed in line with the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 3.39%, and the Lehman Brothers Aggregate Bond Index, which returned 3.62%. For the 12 months that ended June 30, 2001, the fund topped the Lipper average, which returned 10.11%, yet slightly trailed the Lehman Brothers index, which returned 11.23%.

Q. What was the investment environment like for investment-grade bonds during the past six months?

A. Unique technical market conditions defined the landscape for bonds, which weathered the economic storm and turned in strong results during the six-month period. The Federal Reserve Board's monetary policy had a major influence on performance. Growing evidence of widespread weakness in the economy prompted the Fed to begin aggressively unwinding its previous tightening cycle by cutting the fed funds target rate on six occasions during the first half of 2001, two of which were unusual inter-meeting moves in January and April. As short-term interest rates fell, intermediate- and long-term rates actually rose as markets began to anticipate an economic recovery. This resulted in a dramatic steepening of the Treasury yield curve and a sharp rally in credit risk assets. All spread sectors outperformed Treasuries during this time frame, with corporate bonds posting the strongest returns by far, much of which came in January when yield spreads tightened significantly relative to government bonds. Another surprise rate cut in the spring spawned further spread tightening and secured top billing for the corporate sector during the period.

Q. What factors had the most influence on fund performance?

A. The fund's corporate bond holdings told the story. Yield curve positioning was important, as we were overweighted in the intermediate part of the curve where most of the spread tightening was concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key to performance, as we managed to capitalize on the volatility that marked the corporate market during the six-month period. When things were falling apart for corporates late in 2000, I took the opportunity to pick up some good values, significantly raising the fund's exposure to the sector. That move proved wise given January's tremendous rebound in the credit markets. We benefited from selling into this rally, particularly in the deeply depressed telecommunications sector, which we traded well throughout the period. Mortgage securities also proved to be fertile territory for us during the period. Emphasizing discount mortgages helped modestly, as rising mortgage rates during the second quarter of 2001 led to reduced prepayment risk, a plus in a market where the average bond now trades at a premium, or above face value. The fund also picked up some extra yield outside of the benchmark with positions in high-quality, short-term asset-backed securities, as well as from a higher-than-normal cash position early in the period when yields from short-term securities were extremely high due to an inverted yield curve.

Q. How important was diversification during the period?

A. It was invaluable. Given the rapid deterioration of market fundamentals in response to a sharply decelerating economy, even the best credit analysis was unable to fully insulate portfolios from companies that experienced sudden, severe financial stress. The only effective defense against negative credit event risk proved to be a highly diverse portfolio. Although we had a handful of bonds that performed poorly during the period, our positions were relatively small, and this helped limit our downside. This stance also helped us secure an edge over our Lipper peer average, which generally had more credit disappointments than we did. Relative to the index, we benefited from avoiding much of the meltdown in the technology space and the California utility debacle. Adding to our holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily those issued by top-tier European banks, telecom companies and Canadian provinces was an important defensive strategy that further aided performance. Reducing a long-standing overweighting in energy also proved wise, as softening global demand spelled trouble for many of these issues. In hindsight, though, I might have sold some of these bonds a little early.

Q. What's your outlook?

A. Just because bonds had a nice run during the past year doesn't mean that the streak is over. Even though I think the big returns in Treasuries are behind us, the asset class now represents an even smaller share - around 24% - of the overall investment-grade bond market. With much of the market trading at decade-high spread levels, the odds of seeing reasonably attractive fixed-income returns from here remain quite good even if Treasury yields were to stay put.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

Start date: December 5, 1988

Size: as of June 30, 2001, more than $1.0 billion

Manager: Kevin Grant, since 1997; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.6%
Hotels Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 1,400,000	$ 1,334,844
Media - 2.2%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	2,100,000	2,076,396
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	4,000,000	4,189,160
Continental Cablevision, Inc. 8.3% 5/15/06	A3	810,000	872,119
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	3,400,000	2,933,146
TCI Communications, Inc. 9.8% 2/1/12	A3	1,915,000	2,279,118
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	9,482,528
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,342,759
			23,175,226
Multiline Retail - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,700,000	1,791,630
Kmart Corp. 9.375% 2/1/06	Baa3	900,000	877,500
			2,669,130
TOTAL CONSUMER DISCRETIONARY			27,179,200
CONSUMER STAPLES - 1.9%
Food Products - 0.5%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	1,270,000	1,293,609
Kellogg Co.:
6.6% 4/1/11 (c)	Baa2	2,400,000	2,325,000
7.45% 4/1/31 (c)	Baa2	1,600,000	1,592,128
			5,210,737
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	2,000,000	2,007,420
6.625% 9/15/04	Baa3	350,000	343,861
			2,351,281
Tobacco - 1.2%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	5,000,000	5,109,250
7% 7/15/05	A2	1,500,000	1,539,555

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	$ 5,325,000	$ 5,402,000
			12,050,805
TOTAL CONSUMER STAPLES			19,612,823
ENERGY - 0.3%
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,097,000
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,270,000	1,320,381
			3,417,381
FINANCIALS - 13.9%
Banks - 5.1%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	1,000,000	1,007,340
Banc One Corp. 7.25% 8/1/02	A1	1,000,000	1,026,810
Bank of America Corp. 7.8% 2/15/10	Aa3	6,600,000	7,011,312
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,014,520
Bank One Corp. 7.875% 8/1/10	A1	2,550,000	2,733,320
BankBoston Corp. 6.625% 12/1/05	A3	5,400,000	5,546,394
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	2,150,000	2,151,011
8.55% 9/29/49 (b)(c)	Aa2	1,160,000	1,247,186
Capital One Bank 6.375% 2/15/03	Baa2	930,000	931,934
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,560,830
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000,000	5,318,000
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,695,000	1,775,207
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	258,098
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	260,000	270,982
Korea Development Bank:
6.625% 11/21/03	Baa2	1,635,000	1,662,730
7.125% 4/22/04	Baa2	1,025,000	1,054,684
7.375% 9/17/04	Baa2	1,320,000	1,371,229
MBNA Corp.:
6.34% 6/2/03	Baa2	350,000	353,313
6.875% 11/15/02	Baa2	1,750,000	1,788,290
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,523,685
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Providian National Bank 6.75% 3/15/02	Baa3	$ 3,000,000	$ 3,029,610
Union Planters Corp.:
6.75% 11/1/05	Baa2	400,000	402,604
7.75% 3/1/11	Baa2	5,000,000	5,164,000
Union Planters National Bank 6.81% 8/20/01	A3	500,000	501,410
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	953,145
			51,657,644
Diversified Financials - 6.8%
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	1,125,000	1,142,179
Amvescap PLC yankee 6.6% 5/15/05	A2	5,100,000	5,091,738
Associates Corp. of North America 6% 7/15/05	Aa3	2,500,000	2,524,150
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	5,050,000	5,145,900
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,167,012
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,290,000	1,161,310
CIT Group, Inc. 5.5% 2/15/04	A2	500,000	494,065
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,900,000	3,010,345
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	1,800,000	1,797,820
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	250,000	253,713
Ford Motor Credit Co.:
6.875% 2/1/06	A2	4,600,000	4,689,148
7.375% 2/1/11	A2	650,000	659,510
7.875% 6/15/10	A2	370,000	388,004
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	2,500,000	2,570,650
7.25% 3/2/11	A2	3,000,000	3,046,320
7.5% 7/15/05	A2	500,000	522,840
7.625% 6/15/04	A2	2,000,000	2,102,640
7.75% 1/19/10	A2	1,300,000	1,367,418
Household Finance Corp. 6.5% 1/24/06	A2	1,200,000	1,219,956
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	1,600,000	1,802,048
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,550,000	2,703,000

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Mellon Funding Corp. 7.5% 6/15/05	A1	$ 650,000	$ 690,001
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	2,500,000	2,518,325
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	970,000	990,981
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	1,800,000	1,875,960
7.875% 11/15/10	Baa2	2,120,000	2,231,491
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	1,300,000	1,364,116
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	1,080,000	1,056,100
6.875% 11/15/28	Baa1	5,380,000	4,521,244
7.125% 1/30/06	Baa1	1,480,000	1,490,168
TCI Communications Financing III 9.65% 3/31/27	A3	1,500,000	1,636,905
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	810,000	842,400
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	2,900,000	2,916,936
6.75% 5/15/09	Baa1	785,000	743,780
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,600,000	1,731,328
Unilever Capital Corp. 6.875% 11/1/05	A1	1,500,000	1,560,000
			69,029,501
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	750,000	816,450
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,325,000	1,337,058
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	505,721
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,539,225
EOP Operating LP:
6.5% 1/15/04	Baa1	2,885,000	2,937,680
6.625% 2/15/05	Baa1	4,500,000	4,574,835
6.75% 2/15/08	Baa1	4,020,000	3,956,926
ERP Operating LP 7.1% 6/23/04	A3	1,000,000	1,032,140
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,727,027
ProLogis Trust 6.7% 4/15/04	Baa1	565,000	564,859
			19,175,471
TOTAL FINANCIALS			140,679,066
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa3	2,735,000	2,811,908
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	$ 550,000	$ 557,438
7.73% 9/15/12	Baa1	191,602	190,505
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	334,701	338,878
pass thru trust certificate:
7.57% 11/18/10	Aa2	465,000	489,138
7.92% 11/18/10	Aa3	500,000	523,825
			2,099,784
Machinery - 0.5%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	3,700,000	3,669,068
6.875% 1/15/29	Baa1	1,500,000	1,395,450
			5,064,518
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,045,390
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,147,960
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	1,700,000	1,738,794
7.25% 2/15/31	Baa1	2,800,000	2,746,156
			11,678,300
TOTAL INDUSTRIALS			21,654,510
INFORMATION TECHNOLOGY - 0.7%
IT Consulting & Services - 0.7%
Comdisco, Inc.:
5.95% 4/30/02	Caa1	3,000,000	2,280,000
6.375% 11/30/01	Caa1	2,265,000	1,721,400
7.23% 8/16/01	Caa1	3,000,000	2,340,000
7.25% 9/1/02	Caa1	1,000,000	760,000
			7,101,400
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.8%
AT&T Corp. 6.5% 3/15/29	A2	7,845,000	6,679,390
British Telecommunications PLC 7.875% 12/15/05	Baa1	3,000,000	3,159,399
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	1,000,000	1,072,820
8.125% 6/15/09 (c)	Baa1	3,000,000	3,212,850
Citizens Communications Co.:
8.5% 5/15/06	Baa2	1,750,000	1,784,825
9.25% 5/15/11	Baa2	2,900,000	3,003,965

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
France Telecom SA:
7.2% 3/1/06 (c)	A3	$ 4,700,000	$ 4,841,047
8.5% 3/1/31 (c)	A3	2,500,000	2,614,475
Koninklijke KPN NV:
8% 10/1/10	Baa2	3,000,000	2,858,970
8.375% 10/1/30	Baa2	1,900,000	1,729,418
SBC Communications, Inc. 5.75% 5/2/06	Aa3	5,205,000	5,130,360
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,702,078
Telefonica Europe BV 8.25% 9/15/30	A2	560,000	587,541
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	2,500,000	2,575,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	3,048,000	3,027,396
7.7% 7/20/29	Baa1	1,066,000	1,040,640
TELUS Corp. yankee 7.5% 6/1/07	Baa2	3,210,000	3,258,150
			48,278,324
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	4,000,000	4,156,160
TOTAL TELECOMMUNICATION SERVICES			52,434,484
UTILITIES - 2.7%
Electric Utilities - 1.7%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	1,500,000	1,373,955
7.05% 12/11/07 (c)	Baa2	3,000,000	2,856,480
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	1,500,000	1,526,550
Florida Power & Light Co. 6.875% 12/1/05	Aa3	2,160,000	2,227,154
Hydro-Quebec 6.3% 5/11/11	A2	8,000,000	7,870,960
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	A3	1,900,000	1,694,553
Texas Utilities Co. 6.375% 1/1/08	Baa3	205,000	197,725
			17,747,377
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	445,000	439,304
KeySpan Corp.:
7.25% 11/15/05	A3	1,255,000	1,314,738
7.625% 11/15/10	A3	925,000	969,215
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	1,900,000	1,933,611
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	1,044,370
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sempra Energy 7.95% 3/1/10	A2	$ 610,000	$ 604,321
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,040,740
			7,346,299
Multi-Utilities - 0.3%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	2,520,000	2,525,670
TOTAL UTILITIES			27,619,346
TOTAL NONCONVERTIBLE BONDS (Cost $297,385,437)			299,698,210
U.S. Government and Government Agency Obligations - 15.8%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
5.25% 6/15/06	Aaa	2,405,000	2,370,416
6.25% 2/1/11	Aa2	1,255,000	1,239,112
7.125% 6/15/10	Aaa	2,600,000	2,775,084
7.25% 1/15/10	Aaa	7,765,000	8,343,725
7.25% 5/15/30	Aaa	3,460,000	3,748,083
Federal Agricultural Mortgage Corp. 7.01% 2/10/05	Aaa	10,000	10,608
Federal Home Loan Bank 5% 2/28/03	Aaa	3,490,000	3,519,456
Freddie Mac:
5.75% 3/15/09	Aaa	4,300,000	4,229,437
5.875% 3/21/11	Aa2	7,205,000	6,913,414
6% 6/15/11	Aaa	1,995,000	1,966,272
6.75% 3/15/31	Aaa	4,540,000	4,628,666
6.77% 9/15/02	Aaa	150,000	153,704
6.875% 1/15/05	Aaa	2,045,000	2,149,806
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	1,343,084	1,463,442
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	139,153	141,553
Class 2-E, 9.4% 5/15/02	Aaa	57,689	59,169
Class 3-T, 9.625% 5/15/02	Aaa	3,226	3,300

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	$ 3,111	$ 3,118
Series 1993-D, 5.23% 5/15/05	Aaa	6,809	6,831
Series 1994-A, 7.12% 4/15/06	Aaa	5,205	5,447
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	5,182	5,455
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	4,706	4,781
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	Aaa	80,675	81,856
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	81,000	81,616
6.86% 4/30/04	Aaa	687,550	706,207
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			44,610,558
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	21,980,000	22,766,444
6.25% 5/15/30	Aaa	2,800,000	2,965,788
11.25% 2/15/15	Aaa	14,060,000	21,274,467
12% 8/15/13	Aaa	20,280,000	28,065,695
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	10,350,000	10,346,792
4.625% 5/15/06	Aaa	16,790,000	16,559,138
5% 2/15/11	Aaa	1,525,000	1,479,479
6.5% 2/15/10	Aaa	4,450,000	4,779,567
7% 7/15/06	Aaa	7,645,000	8,292,455
TOTAL U.S. TREASURY OBLIGATIONS			116,529,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $160,389,442)			161,140,383
U.S. Government Agency - Mortgage Securities - 38.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae - 28.6%
6% 2/1/13 to 2/1/29	Aaa	$ 11,649,658	$ 11,302,987
6% 7/1/31 (d)	Aaa	40,000,000	38,375,000
6.5% 2/1/10 to 6/1/31	Aaa	137,151,098	135,130,599
7% 12/1/24 to 6/1/31	Aaa	74,325,851	74,698,284
7.5% 7/1/07 to 2/1/31	Aaa	29,297,045	29,932,785
8% 3/1/23 to 3/1/30	Aaa	1,045,910	1,087,640
8.5% 3/1/25 to 6/1/25	Aaa	15,659	16,640
TOTAL FANNIE MAE			290,543,935
Freddie Mac - 0.2%
8.5% 3/1/20 to 1/1/28	Aaa	1,754,790	1,868,398
Government National Mortgage Association - 9.4%
6% 8/15/08 to 4/15/31	Aaa	35,956,191	34,876,665
6.5% 10/15/27 to 9/15/29 (e)	Aaa	53,716,584	53,147,447
7.5% 3/15/06 to 10/15/28	Aaa	7,420,906	7,626,335
8% 2/15/17	Aaa	97,034	102,047
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			95,752,494
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $389,873,358)			388,164,827
Asset-Backed Securities - 2.6%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,500,000	1,521,090
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	880,000	879,725
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	3,943,125
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000,000	4,049,480
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,394,914
5.71% 9/15/05	A2	755,000	754,528
6.4% 12/15/02	Aaa	480,000	487,275
7.03% 11/15/03	Aaa	209,000	213,703
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,043,750

Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Key Auto Finance Trust:
6.3% 10/15/03	A2	$ 38,768	$ 38,841
6.65% 10/15/03	Baa3	25,318	25,362
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	1,800,000	1,794,234
Railcar Trust 7.75% 6/1/04	Aaa	400,100	418,105
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,336,039
7.5% 11/15/07	A2	1,300,000	1,358,551
TOTAL ASSET-BACKED SECURITIES (Cost $25,962,232)			26,258,722
Commercial Mortgage Securities - 1.9%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	4,143,794	4,132,139
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.9338% 1/10/13 (c)(f)	Aa1	633,875	634,284
Class E, 5.2838% 1/10/13 (c)(f)	Baa1	2,650,000	2,653,299
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,166,033
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,078,475
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,191,010
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	500,000	517,031
Class C1, 7.52% 5/15/06 (c)	A2	500,000	515,781
Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10	Aaa	37,602	37,778
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,022,500
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (c)(f)	Baa3	$ 1,000,000	$ 938,125
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,504,688
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,138,456)			19,391,143
Foreign Government and Government Agency Obligations (g) - 1.7%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	515,955
Manitoba Province yankee 6.75% 3/1/03	Aa3	500,000	517,100
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,823,796
Quebec Province:
yankee:
7.125% 2/9/24	A2	250,000	255,243
7.5% 7/15/23	A2	8,550,000	9,100,962
7% 1/30/07	A2	1,000,000	1,048,540
United Mexican States:
8.5% 2/1/06	Baa3	1,200,000	1,257,000
9.875% 2/1/10	Baa3	2,290,000	2,505,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,149,741)			17,023,856
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $3,974,840)	Aaa	4,000,000	4,105,320
Cash Equivalents - 15.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.12%, dated 6/29/01 due 7/2/01 (Cost $154,164,000)	$ 154,216,979	$ 154,164,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,068,037,506)	1,069,946,461
NET OTHER ASSETS - (5.2)%	(53,208,179)
NET ASSETS - 100%	$ 1,016,738,282
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,119,487 or 4.7% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	68.9%	AAA, AA, A	64.9%
Baa	15.8%	BBB	14.3%
Ba	0.2%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.7%	CCC	0.7%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,276,155,467 and $1,112,906,185, respectively, of which long-term U.S. government and government agency obligations aggregated $1,042,449,859 and $958,691,189, respectively.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,068,350,423. Net unrealized appreciation aggregated $1,596,038, of which $11,572,894 related to appreciated investment securities and $9,976,856 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $22,713,000 of which $11,269,000 and $11,444,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,233,150 and repurchase agreements of $154,164,000) (cost $1,068,037,506) - See accompanying schedule		$ 1,069,946,461
Commitment to sell securities on a delayed delivery basis	$ (39,550,000)
Receivable for securities sold on a delayed delivery basis	39,762,500	212,500
Receivable for investments sold, regular delivery		627,598
Cash		135,735
Receivable for fund shares sold		2,873,914
Interest receivable		11,775,762
Total assets		1,085,571,970
Liabilities
Payable for investments purchased on a delayed delivery basis	38,800,000
Payable for fund shares redeemed	1,809,211
Accrued management fee	353,936
Distribution fees payable	1,027
Other payables and accrued expenses	125,953
Collateral on securities loaned, at value	27,743,561
Total liabilities		68,833,688
Net Assets		$ 1,016,738,282
Net Assets consist of:
Paid in capital		$ 1,004,971,622
Undistributed net investment income		26,020,290
Accumulated undistributed net realized gain (loss) on investments		(16,375,085)
Net unrealized appreciation (depreciation) on investments		2,121,455
Net Assets		$ 1,016,738,282
Initial Class: Net Asset Value, offering price and redemption price per share ($1,010,538,389 ÷ 81,909,834 shares)		$12.34
Service Class: Net Asset Value, offering price and redemption price per share ($110,332 ÷ 8,957 shares)		$12.32
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,089,561 ÷ 496,592 shares)		$12.26

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 28,750,589
Security lending		34,524
Total Income		28,785,113
Expenses
Management fee	$ 1,913,015
Transfer agent fees	306,058
Distribution fees	2,891
Accounting and security lending fees	114,907
Non-interested trustees' compensation	1,506
Custodian fees and expenses	37,477
Audit	11,693
Legal	1,375
Reports to shareholders	62,827
Total expenses before reductions	2,451,749
Expense reductions	(3,277)	2,448,472
Net investment income		26,336,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,177,230
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,669,637)
Delayed delivery commitments	212,500	(5,457,137)
Net gain (loss)		1,720,093
Net increase (decrease) in net assets resulting from operations		$ 28,056,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 26,336,641	$ 41,654,684
Net realized gain (loss)	7,177,230	(10,492,303)
Change in net unrealized appreciation (depreciation)	(5,457,137)	37,499,798
Net increase (decrease) in net assets resulting from operations	28,056,734	68,662,179
Distributions to shareholders From net investment income	(42,039,084)	(43,339,425)
Share transactions - net increase (decrease)	290,474,383	56,071,728
Total increase (decrease) in net assets	276,492,033	81,394,482
Net Assets
Beginning of period	740,246,249	658,851,767
End of period (including undistributed net investment income of $26,020,290 and $41,328,235, respectively)	$ 1,016,738,282	$ 740,246,249
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	29,866,715	$ 368,132,748	20,063,685	$ 241,746,618
Reinvested	3,464,378	41,988,258	3,827,956	43,332,459
Redeemed	(10,188,060)	(125,511,382)	(19,290,975)	(229,327,088)
Net increase (decrease)	23,143,033	$ 284,609,624	4,600,666	$ 55,751,989
Service Class A Sold	-	$ -	8,474	$ 100,000
Reinvested	483	5,847	-	-
Redeemed	-	-	-	-
Net increase (decrease)	483	$ 5,847	8,474	$ 100,000
Service Class 2 B Sold	491,352	$ 6,019,433	17,796	$ 214,552
Reinvested	3,730	44,979	615	6,965
Redeemed	(16,754)	(205,500)	(147)	(1,778)
Net increase (decrease)	478,328	$ 5,858,912	18,264	$ 219,739
Distributions From net investment income Initial Class		$ 41,988,258		$ 43,332,459
Service Class A		5,847		-
Service Class 2 B		44,979		6,966
Total		$ 42,039,084		$ 43,339,425

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240	$ 12.480
Income from Investment Operations
Net investment income	.360 C, E	.771 C	.743 C	.725 C	.759 C	.670
Net realized and unrealized gain (loss)	.080 E	.499	(.873)	.335	.291	(.290)
Total from investment operations	.440	1.270	(.130)	1.060	1.050	.380
Less Distributions
From net investment income	(.690)	(.840)	(.510)	(.590)	(.730)	(.620)
From net realized gain	-	-	(.160)	(.070)	-	-
Total distributions	(.690)	(.840)	(.670)	(.660)	(.730)	(.620)
Net asset value, end of period	$ 12.340	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Total Return B	3.59%	11.22%	(1.05)%	8.85%	9.06%	3.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,538	$ 739,911	$ 658,852	$ 674,813	$ 324,525	$ 228,594
Ratio of expenses to average net assets	.55% A	.54%	.54%	.57%	.58%	.58%
Ratio of net investment income to average net assets	5.92% A, E	6.50%	6.07%	5.85%	6.34%	6.49%
Portfolio turnover rate	275% A	154%	87%	239%	191%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income C	.355 E	.377
Net realized and unrealized gain (loss)	.075 E	.403
Total from investment operations	.430	.780
Less Distributions
From net investment income	(.690)	-
Net asset value, end of period	$ 12.320	$ 12.580
Total Return B	3.51%	6.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 107
Ratio of expenses to average net assets	.65% A	.64% A
Ratio of net investment income to average net assets	5.83% A, E	6.40% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 for Initial Class and $.008 for Service Class and increase net realized and unrealized gain (loss) per share by $.008 for Initial Class and $.008 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 6.06% for Initial Class and 5.97% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income D	.326 F	.686
Net realized and unrealized gain (loss)	.084 F	.634
Total from investment operations	.410	1.320
Less Distributions
From net investment income	(.690)	(.840)
Net asset value, end of period	$ 12.260	$ 12.540
Total Return B, C	3.36%	11.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,090	$ 229
Ratio of expenses to average net assets before expense reductions	.87% A	1.75% A
Ratio of expenses to average net assets after voluntary waivers	.87% A	1.05% A
Ratio of net investment income to average net assets	5.61% A, F	5.99% A
Portfolio turnover rate	275% A	154%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.008 and increase net realized and unrealized gain (loss) per share by $.008. Without this change the Ratio of net investment income to average net assets would have been 5.75%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity VIP: Mid Cap - Service Class 2	1.10%	29.69%
S&P MidCap 400	8.87%	15.51%
Variable Annuity Mid-Cap Funds Average	-9.90%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 137 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class 2 on December 28, 1998, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,188 - a 91.88% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,355 - a 43.55% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Freddie Mac	4.3
Fannie Mae	2.2
USA Education, Inc.	2.0
IDEC Pharmaceuticals Corp.	1.2
Newmont Mining Corp.	1.2
10.9
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.7
Health Care	13.9
Materials	10.2
Consumer Staples	9.2
Industrials	7.3

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	81.6%
Bonds	3.5%
Short-Term Investments and Net Other Assets	14.9%

* Foreign investments 7.3%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Thomas Allen became Portfolio Manager of Mid Cap Portfolio on June 13, 2001.

Q. How did the fund perform, Tom?

A. The fund underperformed the Standard & Poor's® MidCap 400 Index, which returned 0.97% for the six-month period ending June 30, 2001, but outperformed the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -6.84%. For the 12 months ending June 30, 2001, the fund underperformed the S&P® MidCap index, which had a total return of 8.87%, but significantly beat the mid-cap funds average, which returned -9.90%.

Q. What were the main factors affecting performance during the period?

A. The fund significantly underweighted technology stocks throughout the period, while overweighting financial stocks, especially government-sponsored enterprises. Tech stocks were de-emphasized because of concerns about their high valuations at a time of slowing growth among Internet and telecommunications companies. As demand in these industries plateaued, companies found themselves saddled with overbuilt equipment inventories. On June 30, information technology stocks accounted for only 5.1% of the fund's net assets, compared with a 17.7% weighting for the MidCap index. During the first several months of the period, this underweighting helped the fund's relative performance, especially compared with its mutual fund peers, many of which had large tech positions. However, the fund missed most of the upside during the latter part of the period when tech stocks rallied. The fund did invest in biotechnology companies as a hedge against its underweighting of technology. Unfortunately, those stocks fell along with the tech sector on the down side, but didn't participate in the tech rally later in the period.

Q. The fund's three largest holdings at the end of the period all were government-sponsored financial enterprises. Why?

A. The fund was invested in Fannie Mae and Freddie Mac, both of which are involved in home mortgages, and also in USA Education - formerly known as Sallie Mae - which deals with student loans. These investments were held primarily as part of a defensive strategy, since these stocks normally would benefit from declining interest rates, while not being as vulnerable as banks are to credit quality issues when economic growth slows significantly. While these holdings did relatively well, their performance did not make up for the performance lost by not participating more broadly in the technology rally.

Q. What changes have you made since taking over the fund?

A. I've bought smaller stocks that I'm familiar with that have appealing valuations and that probably have greater earnings growth potential than the typical stock that makes up the benchmark. As a former small-cap analyst, I'm comfortable buying stocks at the smaller end of the mid-cap range. I'm generally interested in service businesses, especially those with recurring revenues. I'm also on the lookout for companies whose stock prices represent good values vis á vis their growth potential and where the balance sheet is acceptable and hopefully improving.

Q. Which specific stocks helped performance?

A. Freddie Mac was a positive contributor, as was Tosco, which did well on news that it had become an acquisition target of Phillips Petroleum. Several consumer staples investments also helped; in particular, RJ Reynolds and Philip Morris benefited from an easing of the threat of tobacco litigation. Philip Morris also rose on positive investor sentiment over the impending spin-off of its Kraft Foods division.

Q. What investments detracted from performance?

A. Underweighting technology was the biggest detractor during the late-period rally in the sector. Among individual stocks, Sepracor was a disappointment. This biotech company has been involved in research to develop solutions to reduce the side effects of several major drugs; however, major pharmaceutical companies backed away from their initial interest in Sepracor's products, and the stock price fell accordingly. Another disappointing performer was Pegasus, a satellite television company the fund invested in based partly on the perception that the company was a potential acquisition target. Consolidation in the direct TV industry was slower than expected, however, and Pegasus' stock did not live up to expectations.

Q. What's your near-term outlook, Tom?

A. I'm cautious as a result of the slowing economic trends we've been seeing. In particular, I'm concerned about overall consumer demand, the potential for credit risk in the financial services sector and the relatively high valuations in the stock market from a long-term historical perspective. At the same time, I'm looking for signs of pick-up in economic activity and the opportunities that may occur as the second half of the year unfolds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2001, more than
$ 1.0 billion

Manager: Thomas Allen, since June 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Superior Industries International, Inc.	36,300	$ 1,390,290
TRW, Inc.	67,200	2,755,200
		4,145,490
Automobiles - 0.2%
DaimlerChrysler AG (Reg.)	38,800	1,775,876
Distributors - 0.0%
Brightpoint, Inc. (a)	28,700	86,961
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	81,500	2,106,775
Darden Restaurants, Inc.	39,600	1,104,840
International Game Technology (a)	54,500	3,419,875
Jack in the Box, Inc. (a)	38,480	1,004,328
Tricon Global Restaurants, Inc. (a)	76,200	3,345,180
Wendy's International, Inc.	81,400	2,078,956
		13,059,954
Household Durables - 0.4%
Ethan Allen Interiors, Inc.	38,200	1,241,500
Furniture Brands International, Inc. (a)	36,300	1,016,400
M.D.C. Holdings, Inc.	33,600	1,189,440
Mohawk Industries, Inc. (a)	16,800	591,360
		4,038,700
Leisure Equipment & Products - 0.2%
Mattel, Inc.	105,100	1,988,492
Media - 0.3%
Chris-Craft Industries, Inc. (a)	9,700	692,580
Pegasus Communications Corp. (a)	68,400	1,178,532
Scholastic Corp. (a)	22,200	939,060
		2,810,172
Multiline Retail - 0.5%
Big Lots, Inc. (a)	62,200	850,896
Costco Wholesale Corp. (a)	20,600	863,758
Kmart Corp. (a)	347,400	3,984,678
		5,699,332
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	60,200	2,678,900
AutoNation, Inc.	408,170	4,734,772
AutoZone, Inc. (a)	77,100	2,891,250
Galyan's Trading Co., Inc. (a)	250,000	5,112,500
O'Reilly Automotive, Inc. (a)	51,900	1,471,365
Pier 1 Imports, Inc.	261,000	3,001,500
		19,890,287
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc. (a)	106,600	4,605,120
Liz Claiborne, Inc.	18,470	931,812
Reebok International Ltd. (a)	89,750	2,867,513
		8,404,445
TOTAL CONSUMER DISCRETIONARY		61,899,709

	Shares	Value (Note 1)
CONSUMER STAPLES - 9.2%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	121,800	$ 4,884,180
PepsiCo, Inc.	45,200	1,997,840
		6,882,020
Food & Drug Retailing - 2.8%
CVS Corp.	24,800	957,280
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	51,840	3,040,416
Fleming Companies, Inc.	120,000	4,284,000
George Weston Ltd.	43,450	2,526,069
Kroger Co. (a)	138,100	3,452,500
Performance Food Group Co. (a)	71,100	1,936,764
Rite Aid Corp. (a)	204,800	1,843,200
Rite Aid Corp. (a)(c)	98,000	793,800
Safeway, Inc. (a)	43,100	2,068,800
Sysco Corp.	239,000	6,488,850
Walgreen Co.	41,100	1,403,565
		28,795,244
Food Products - 3.1%
Archer-Daniels-Midland Co.	274,900	3,573,700
Earthgrains Co.	173,700	4,516,200
Flowers Foods, Inc. (a)	81,340	2,550,009
H.J. Heinz Co.	42,200	1,725,558
Hershey Foods Corp.	87,900	5,424,309
Hormel Foods Corp.	64,100	1,560,194
IBP, Inc.	59,400	1,499,850
McCormick & Co., Inc. (non-vtg.)	100,200	4,210,404
Nestle SA (Reg.)	17,000	3,620,853
Smithfield Foods, Inc. (a)	23,900	963,170
Wm. Wrigley Jr. Co.	51,800	2,426,830
		32,071,077
Household Products - 0.3%
Kimberly-Clark Corp.	61,600	3,443,440
Personal Products - 0.5%
Alberto-Culver Co. Class B	102,000	4,288,080
Carter-Wallace, Inc.	59,500	1,151,325
		5,439,405
Tobacco - 1.8%
Philip Morris Companies, Inc.	184,700	9,373,525
RJ Reynolds Tobacco Holdings, Inc.	169,300	9,243,780
		18,617,305
TOTAL CONSUMER STAPLES		95,248,491
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
BJ Services Co. (a)	41,960	1,190,825
Cooper Cameron Corp. (a)	26,760	1,493,208
ENSCO International, Inc.	44,910	1,050,894
Global Marine, Inc. (a)	106,200	1,978,506
Pride International, Inc. (a)	19,500	370,500
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	13,700	$ 820,630
Tidewater, Inc.	39,450	1,487,265
Transocean Sedco Forex, Inc.	22,300	919,875
Varco International, Inc. (a)	66,148	1,231,005
Weatherford International, Inc. (a)	40,730	1,955,040
		12,497,748
Oil & Gas - 2.6%
Apache Corp.	16,550	839,913
Burlington Resources, Inc.	26,500	1,058,675
Conoco, Inc. Class B	189,000	5,462,100
Devon Energy Corp.	11,961	627,974
EOG Resources, Inc.	58,500	2,079,675
Equitable Resources, Inc.	88,800	2,957,928
Noble Affiliates, Inc.	20,370	720,080
Occidental Petroleum Corp.	91,900	2,443,621
Texaco, Inc.	21,400	1,425,240
Tosco Corp.	145,330	6,401,787
USX - Marathon Group	70,400	2,077,504
		26,094,497
TOTAL ENERGY		38,592,245
FINANCIALS - 20.7%
Banks - 1.7%
Commerce Bancorp, Inc.	36,320	2,546,032
Dime Bancorp, Inc.	144,490	5,382,253
Greenpoint Financial Corp.	57,200	2,196,480
Investors Financial Services Corp.	4,300	289,691
Mercantile Bankshares Corp.	28,400	1,122,368
North Fork Bancorp, Inc.	136,000	4,216,000
SouthTrust Corp.	44,800	1,164,800
Washington Mutual, Inc.	22,980	862,899
		17,780,523
Diversified Financials - 10.5%
AMBAC Financial Group, Inc.	214,410	12,478,662
Countrywide Credit Industries, Inc.	135,644	6,223,347
Fannie Mae	259,500	22,096,425
Federated Investors, Inc. Class B (non-vtg.)	76,200	2,453,640
Freddie Mac	635,810	44,506,694
Student Loan Corp.	2,000	139,500
USA Education, Inc.	284,360	20,758,280
		108,656,548
Insurance - 8.5%
ACE Ltd.	155,700	6,086,313
AFLAC, Inc.	21,500	677,035
Allmerica Financial Corp.	10,020	576,150
Allstate Corp.	103,700	4,561,763
American Financial Group, Inc.	43,900	1,330,170
American International Group, Inc.	300	25,800

	Shares	Value (Note 1)
Arthur J. Gallagher & Co.	50,300	$ 1,307,800
Berkshire Hathaway, Inc.:
Class A (a)	101	6,989,200
Class B (a)	2,543	5,848,900
Everest Re Group Ltd.	52,880	3,955,424
Fidelity National Financial, Inc.	426,000	10,466,820
First American Corp.	355,600	6,735,064
Hilb, Rogal & Hamilton Co.	22,200	971,250
Leucadia National Corp.	12,500	405,625
Loews Corp.	61,800	3,981,774
Markel Corp. (a)	5,700	1,120,050
MBIA, Inc.	134,415	7,484,227
Mercury General Corp.	49,100	1,717,027
MetLife, Inc.	60,000	1,858,800
PartnerRe Ltd.	28,100	1,556,740
Progressive Corp.	21,300	2,879,547
Protective Life Corp.	78,880	2,711,106
RenaissanceRe Holdings Ltd.	14,100	1,044,810
SAFECO Corp.	28,800	853,632
The Chubb Corp.	59,860	4,634,960
The St. Paul Companies, Inc.	29,200	1,480,148
Unitrin, Inc.	4,700	180,480
UnumProvident Corp.	31,300	1,005,356
Xl Capital Ltd. Class A	57,400	4,712,540
		87,158,511
TOTAL FINANCIALS		213,595,582
HEALTH CARE - 13.9%
Biotechnology - 3.7%
Chiron Corp. (a)	14,300	746,317
CV Therapeutics, Inc. (a)	16,805	952,339
Genzyme Corp. - General Division (a)	166,408	9,764,821
Gilead Sciences, Inc. (a)	89,100	5,290,758
IDEC Pharmaceuticals Corp. (a)	196,700	12,748,127
Millennium Pharmaceuticals, Inc. (a)	101,224	3,431,494
Sepracor, Inc. (a)	41,160	1,634,875
Techne Corp. (a)	32,900	987,000
Transkaryotic Therapies, Inc. (a)	65,900	1,924,280
Vertex Pharmaceuticals, Inc. (a)	10,850	526,225
		38,006,236
Health Care Equipment & Supplies - 2.1%
Apogent Technologies, Inc.	71,700	1,763,820
Becton, Dickinson & Co.	55,000	1,968,450
Biomet, Inc.	66,300	3,186,378
DENTSPLY International, Inc.	5,200	231,140
Hillenbrand Industries, Inc.	73,000	4,169,030
Invacare Corp.	46,800	1,807,884
Novoste Corp. (a)	19,400	494,700
St. Jude Medical, Inc. (a)	111,500	6,690,000
Stryker Corp.	12,200	669,170
Varian Medical Systems, Inc. (a)	15,300	1,093,950
		22,074,522
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 5.2%
AmeriPath, Inc. (a)	92,000	$ 2,662,480
AmeriSource Health Corp. Class A (a)	57,510	3,180,303
Andrx Group (a)	47,200	3,581,064
Apria Healthcare Group, Inc. (a)	37,000	1,067,450
Cardinal Health, Inc.	43,950	3,032,550
Caremark Rx, Inc. (a)	72,050	1,185,223
CIGNA Corp.	46,050	4,412,511
Express Scripts, Inc. (a)	25,760	1,399,283
First Health Group Corp. (a)	57,800	1,546,728
HCA - The Healthcare Co.	62,600	2,828,894
Health Management Associates, Inc. Class A (a)	245,700	5,169,528
HealthSouth Corp. (a)	131,200	2,095,264
LifePoint Hospitals, Inc. (a)	33,900	1,504,143
Lincare Holdings, Inc. (a)	88,600	2,900,764
Manor Care, Inc. (a)	65,800	2,089,150
McKesson HBOC, Inc.	45,500	1,688,960
Oxford Health Plans, Inc. (a)	132,300	3,783,780
Priority Healthcare Corp. Class B (a)	32,200	910,938
Quest Diagnostics, Inc. (a)	20,400	1,526,940
Service Corp. International (SCI) (a)	56,500	359,340
Tenet Healthcare Corp. (a)	95,600	4,932,004
Triad Hospitals, Inc. (a)	24,395	718,921
Unilab Corp.	600	15,270
Wellpoint Health Networks, Inc. (a)	8,200	772,768
		53,364,256
Pharmaceuticals - 2.9%
Barr Laboratories, Inc. (a)	33,000	2,323,530
Biovail Corp. (a)	68,500	3,001,060
ImClone Systems, Inc. (a)	98,300	5,013,300
IVAX Corp. (a)	133,950	5,224,050
King Pharmaceuticals, Inc. (a)	122,500	6,584,375
Mylan Laboratories, Inc.	34,400	967,672
PRAECIS Pharmaceuticals, Inc. (a)	39,070	557,138
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,100	6,723,820
		30,394,945
TOTAL HEALTH CARE		143,839,959
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc. (a)	23,700	1,808,310
Raytheon Co.	2,000	53,100
		1,861,410
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	40,900	2,500,217

	Shares	Value (Note 1)
Forward Air Corp. (a)	7,285	$ 205,510
United Parcel Service, Inc. Class B	13,500	780,300
		3,486,027
Building Products - 0.9%
American Standard Companies, Inc. (a)	113,830	6,841,183
Masco Corp.	18,300	456,768
York International Corp.	70,500	2,468,910
		9,766,861
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	34,300	1,751,015
ChoicePoint, Inc. (a)	100,500	4,226,025
Concord EFS, Inc. (a)	70,722	3,927,900
DST Systems, Inc. (a)	23,600	1,243,720
Ecolab, Inc.	47,700	1,954,269
Fiserv, Inc. (a)	48,100	2,982,200
National Processing, Inc. (a)	33,900	949,200
NCO Group, Inc. (a)	167,200	5,171,496
The BISYS Group, Inc. (a)	108,800	6,517,120
		28,722,945
Construction & Engineering - 0.2%
Fluor Corp.	26,000	1,173,900
Granite Construction, Inc.	34,300	871,906
		2,045,806
Machinery - 0.7%
Danaher Corp.	34,800	1,948,800
Flowserve Corp. (a)	97,800	3,007,350
Parker-Hannifin Corp.	32,300	1,370,812
Tennant Co.	18,800	752,000
		7,078,962
Marine - 0.1%
Teekay Shipping Corp.	25,200	1,008,504
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	31,600	953,372
C.H. Robinson Worldwide, Inc.	44,650	1,249,754
Canadian National Railway Co.	142,500	5,780,945
CSX Corp.	175,500	6,360,120
GATX Corp.	11,300	453,130
Landstar System, Inc. (a)	21,800	1,484,580
Norfolk Southern Corp.	70,000	1,449,000
Union Pacific Corp.	63,450	3,484,040
		21,214,941
TOTAL INDUSTRIALS		75,185,456
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.2%
Finisar Corp. (a)	40,700	757,427
Polycom, Inc. (a)	35,800	793,686
Tellium, Inc.	1,400	23,828
		1,574,941
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Quantum Corp. - DLT & Storage Systems Group (a)	78,300	$ 790,047
StorageNetworks, Inc.	38,200	647,108
		1,437,155
Electronic Equipment & Instruments - 1.2%
Avnet, Inc.	46,000	1,031,320
Diebold, Inc.	42,200	1,356,730
Kopin Corp. (a)	31,400	345,400
Mettler-Toledo International, Inc. (a)	132,700	5,739,275
PerkinElmer, Inc.	3,600	99,108
Thermo Electron Corp. (a)	27,800	612,156
Waters Corp. (a)	126,520	3,493,217
		12,677,206
Internet Software & Services - 0.2%
Homestore.com, Inc. (a)	74,300	2,576,724
IT Consulting & Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	109,120	7,846,819
SunGard Data Systems, Inc. (a)	273,960	8,221,540
		16,068,359
Semiconductor Equipment & Products - 0.6%
Atmel Corp. (a)	167,200	2,165,240
Cypress Semiconductor Corp. (a)	41,100	980,235
MIPS Technologies, Inc.:
Class A (a)	26,400	383,328
Class B (a)	4,000	51,600
RF Micro Devices, Inc. (a)	71,900	1,901,755
Transmeta Corp.	59,800	328,900
TriQuint Semiconductor, Inc. (a)	12,900	265,095
		6,076,153
Software - 1.2%
Borland Software Corp. (a)	102,400	1,541,120
Cadence Design Systems, Inc. (a)	122,200	2,276,586
Compuware Corp. (a)	168,100	2,296,246
Electronic Arts, Inc. (a)	71,900	4,133,531
Inktomi Corp. (a)	188,400	1,721,976
Numerical Technologies, Inc. (a)	14,200	282,012
		12,251,471
TOTAL INFORMATION TECHNOLOGY		52,662,009
MATERIALS - 10.2%
Chemicals - 2.6%
Agrium, Inc.	428,100	4,244,241
Engelhard Corp.	33,200	856,228
Georgia Gulf Corp.	119,600	1,853,800
IMC Global, Inc.	216,500	2,208,300
Lyondell Chemical Co.	29,480	453,402
Olin Corp.	54,500	925,955

	Shares	Value (Note 1)
OM Group, Inc.	26,300	$ 1,479,375
Potash Corp. of Saskatchewan	100,620	5,781,995
Praxair, Inc.	41,900	1,969,300
Sigma Aldrich Corp.	171,300	6,937,650
		26,710,246
Containers & Packaging - 1.4%
Ball Corp.	34,200	1,626,552
Ivex Packaging Corp. (a)	36,900	701,100
Packaging Corp. of America (a)	123,400	1,916,402
Pactiv Corp. (a)	383,900	5,144,260
Sealed Air Corp. (a)	104,700	3,900,075
Smurfit-Stone Container Corp. (a)	78,000	1,219,140
		14,507,529
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	151,630	1,301,975
AK Steel Holding Corp.	29,600	371,184
Alcan, Inc.	76,700	3,232,140
Allegheny Technologies, Inc.	91,900	1,662,471
Antofagasta Holdings PLC	62,400	413,063
Arch Coal, Inc.	38,300	990,821
Barrick Gold Corp.	449,440	6,857,374
Bethlehem Steel Corp. (a)	394,700	797,294
Century Aluminum Co.	32,200	510,048
CONSOL Energy, Inc.	47,000	1,189,100
Falconbridge Ltd.	128,200	1,375,144
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	111,400	1,230,970
Kaiser Aluminum Corp. (a)	4,700	18,706
Meridian Gold, Inc. (a)	307,900	2,416,018
Newmont Mining Corp.	672,380	12,512,992
Nucor Corp.	27,500	1,344,475
Outokumpu Oyj (A Shares)	195,200	1,583,790
Phelps Dodge Corp.	64,300	2,668,450
Placer Dome, Inc.	586,530	5,733,583
Steel Dynamics, Inc. (a)	3,700	44,770
Stillwater Mining Co. (a)	155,020	4,534,335
USX - U.S. Steel Group	51,100	1,029,665
Worthington Industries, Inc.	24,000	326,400
		52,144,768
Paper & Forest Products - 1.1%
Bowater, Inc.	33,500	1,498,790
Georgia-Pacific Group	77,000	2,606,450
International Paper Co.	96,300	3,437,910
Mead Corp.	34,600	939,044
Weyerhaeuser Co.	57,000	3,133,290
		11,615,484
TOTAL MATERIALS		104,978,027
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	189,800	5,750,940
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	105,200	$ 1,265,556
SBC Communications, Inc.	42,400	1,698,544
		8,715,040
Wireless Telecommunication Services - 0.2%
Metro One Telecommunications, Inc. (a)	21,600	1,401,408
Western Wireless Corp. Class A (a)	10,000	417,000
		1,818,408
TOTAL TELECOMMUNICATION SERVICES		10,533,448
UTILITIES - 4.4%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	71,400	3,445,050
Alliant Energy Corp.	29,200	851,180
Ameren Corp.	72,100	3,078,670
American Electric Power Co., Inc.	97,000	4,478,490
DPL, Inc.	115,000	3,330,400
Duke Energy Corp.	48,800	1,903,688
Exelon Corp.	45,000	2,885,400
Mirant Corp.	32,590	1,121,096
NSTAR	37,800	1,608,768
Public Service Enterprise Group, Inc.	36,400	1,779,960
Reliant Energy, Inc.	46,000	1,481,660
Southern Co.	171,500	3,987,375
TXU Corp.	43,400	2,091,012
Xcel Energy, Inc.	86,800	2,469,460
		34,512,209
Gas Utilities - 0.6%
Kinder Morgan, Inc.	60,180	3,024,045
NiSource, Inc.	91,370	2,497,142
Sempra Energy	36,000	984,240
Southwestern Energy Co. (a)	500	6,125
		6,511,552
Multi-Utilities - 0.4%
SCANA Corp.	66,000	1,874,400
Utilicorp United, Inc.	81,545	2,491,200
		4,365,600
TOTAL UTILITIES		45,389,361
TOTAL COMMON STOCKS (Cost $765,970,368)		841,924,287
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Mirant Trust I Series A, $3.12 (Cost $130,000)	2,600	187,200
U.S. Treasury Obligations - 3.5%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	$ 5,750,000	$ 5,252,280
5.25% 2/15/29	Aaa	6,900,000	6,309,153
5.5% 8/15/28	Aaa	6,200,000	5,871,586
6.125% 8/15/29	Aaa	5,700,000	5,903,946
6.25% 5/15/30	Aaa	4,800,000	5,084,208
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	1,200,000	1,227,780
6.5% 2/15/10	Aaa	6,100,000	6,551,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,861,650)			36,200,719
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.99%, dated 6/29/01 due 7/2/01	$ 4,891,624	4,890,000
	Shares
Fidelity Cash Central Fund, 4.09% (b)	150,867,003	150,867,003
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	7,428,200	7,428,200
TOTAL CASH EQUIVALENTS (Cost $163,185,203)		163,185,203
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $967,147,221)		1,041,497,409
NET OTHER ASSETS - (0.9)%		(9,118,310)
NET ASSETS - 100%		$ 1,032,379,099
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	6/27/01	$ 735,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $608,775,553 and $505,762,866, respectively, of which long-term U.S. government and government agency obligations aggregated $32,301,170 and $2,435,484, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $14,524 for the period.

The fund invested in securities that are not registered under the Securities
Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $793,800 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $969,535,528. Net unrealized appreciation aggregated $71,961,881, of which $108,268,937 related to appreciated investment securities and $36,307,056 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $17,195,000 of losses recognized during the period November 1, 2000 to December 31, 2000.
At December 31, 2000, the fund had a capital loss carryforward of approximately $15,428,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,059,629 and repurchase agreements of $4,890,000) (cost $967,147,221) - See accompanying schedule		$ 1,041,497,409
Cash		350
Receivable for fund shares sold		4,314,699
Dividends receivable		631,458
Interest receivable		1,110,787
Other receivables		5,982
Total assets		1,047,560,685
Liabilities
Payable for investments purchased	$ 6,660,497
Payable for fund shares redeemed	547,024
Accrued management fee	487,393
Distribution fees payable	51,388
Other payables and accrued expenses	7,084
Collateral on securities loaned, at value	7,428,200
Total liabilities		15,181,586
Net Assets		$ 1,032,379,099
Net Assets consist of:
Paid in capital		$ 1,024,751,399
Undistributed net investment income		5,669,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,392,337)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,350,215
Net Assets		$ 1,032,379,099
Initial Class: Net Asset Value, offering price and redemption price per share ($584,521,807 ÷ 30,750,378 shares)		$19.01
Service Class: Net Asset Value, offering price and redemption price per share ($320,215,793 ÷ 16,883,022 shares)		$18.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($127,641,499 ÷ 6,741,568 shares)		$18.93

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 4,453,937
Interest		4,427,575
Security lending		41,953
Total income		8,923,465
Expenses
Management fee	$ 2,741,523
Transfer agent fees	314,824
Distribution fees	263,134
Accounting and security lending fees	127,372
Non-interested trustees' compensation	1,607
Custodian fees and expenses	37,201
Audit	11,752
Legal	3,386
Miscellaneous	21,608
Total expenses before reductions	3,522,407
Expense reductions	(278,654)	3,243,753
Net investment income		5,679,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,099,452)
Foreign currency transactions	(60,770)	(33,160,222)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(32,530,777)
Assets and liabilities in foreign currencies	1,044	(32,529,733)
Net gain (loss)		(65,689,955)
Net increase (decrease) in net assets resulting from operations		$ (60,010,243)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 5,679,712	$ 3,463,098
Net realized gain (loss)	(33,160,222)	(39,095,214)
Change in net unrealized appreciation (depreciation)	(32,529,733)	102,504,149
Net increase (decrease) in net assets resulting from operations	(60,010,243)	66,872,033
Distributions to shareholders From net investment income	-	(3,490,324)
In excess of net realized gain	-	(131,105)
Total distributions	-	(3,621,429)
Share transactions - net increase (decrease)	147,382,869	854,104,079
Total increase (decrease) in net assets	87,372,626	917,354,683
Net Assets
Beginning of period	945,006,473	27,651,790
End of period (including undistributed net investment income of $5,669,822 and $0, respectively)	$ 1,032,379,099	$ 945,006,473
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	7,273,549	$ 137,248,224	30,056,800	$ 574,378,689
Reinvested	-	-	114,222	2,311,193
Redeemed	(5,600,832)	(103,283,322)	(1,207,719)	(23,158,134)
Net increase (decrease)	1,672,717	$ 33,964,902	28,963,303	$ 553,531,748
Service Class Sold	5,627,280	$ 105,820,429	13,897,441	$ 261,436,662
Reinvested	-	-	55,437	1,095,062
Redeemed	(2,734,533)	(50,992,807)	(1,662,521)	(31,588,706)
Net increase (decrease)	2,892,747	$ 54,827,622	12,290,357	$ 230,943,018
Service Class 2 A Sold	3,572,587	$ 66,852,282	3,839,632	$ 73,663,061
Reinvested	-	-	10,659	215,174
Redeemed	(446,356)	(8,261,937)	(234,954)	(4,248,922)
Net increase (decrease)	3,126,231	$ 58,590,345	3,615,337	$ 69,629,313
Distributions
From net investment income Initial Class		$ -		$ 2,302,727
Service Class		-		973,094
Service Class 2 A		-		214,503
Total		$ -		$ 3,490,324
In excess of net realized gain Initial Class		$ -		$ 8,466
Service Class		-		121,968
Service Class 2 A		-		671
Total		$ -		$ 131,105
		$ -		$ 3,621,429

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income D	.12	.19	.00	.00
Net realized and unrealized gain (loss)	(1.37)	4.95	5.05	.31
Total from investment operations	(1.25)	5.14	5.05	.31
Less Distributions
From net investment income	-	(.08)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.01	$ 20.26	$ 15.25	$ 10.31
Total Return B, C	(6.17)%	33.78%	49.04%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 584,522	$ 589,026	$ 1,744	$ 516
Ratio of expenses to average net assets before expense reductions	.69% A	.74%	3.34%	115.88% A, H
Ratio of expenses to average net assets after voluntary waivers	.69% A	.74%	1.00%	1.00% A
Ratio of expenses to average net assets after all expense reductions	.63% A, G	.69% G	.97% G	1.00% A
Ratio of net investment income (loss) to average net assets	1.26% A	1.01%	.01%	(.27)% A
Portfolio turnover rate	124% A	245%	163%	125% A

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 F
Net asset value, beginning of period	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.17	(.01)	.00
Net realized and unrealized gain (loss)	(1.36)	4.93	5.05	.31
Total from investment operations	(1.25)	5.10	5.04	.31
Less Distributions
From net investment income	-	(.07)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.97	$ 20.22	$ 15.24	$ 10.31
Total Return B, C	(6.18)%	33.54%	48.94%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 320,216	$ 282,941	$ 25,908	$ 516
Ratio of expenses to average net assets before expense reductions	.79% A	.84%	3.41%	115.96% A, H
Ratio of expenses to average net assets after voluntary waivers	.79% A	.84%	1.10%	1.10% A
Ratio of expenses to average net assets after all expense reductions	.73% A, G	.79% G	1.07% G	1.10% A
Ratio of net investment income (loss) to average net assets	1.16% A	.92%	(.09)%	(.35)% A
Portfolio turnover rate	124% A	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of sale of Initial Class shares) to December 31, 1998.

F For the period December 28, 1998 (commencement of sale of Service Class shares) to December 31, 1998.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income D	.09	.14
Net realized and unrealized gain (loss)	(1.36)	5.35
Total from investment operations	(1.27)	5.49
Less Distributions
From net investment income	-	(.06)
In excess of net realized gain	-	(.05)
Total distributions	-	(.11)
Net asset value, end of period	$ 18.93	$ 20.20
Total Return B, C	(6.29)%	37.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 127,641	$ 73,039
Ratio of expenses to average net assets	.95% A	.99% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.94% A, F
Ratio of net investment income to average net assets	1.01% A	.76% A
Portfolio turnover rate	124% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class 2

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns and yields prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Service Class 2	5.66%	5.46%	5.00%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Service Class 2	3.67%	4.96%	6.10%	6.16%	6.16%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Robert Duby,
Portfolio Manager of
Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2001?

A. The Federal Reserve Board moved aggressively to ward off a sharp drop in economic activity. Early in January, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points, a highly unusual move because the cut came well in advance of the Fed's regularly scheduled meeting at the end of January. The Fed's rate cut came on the heels of a National Association of Purchasing Managers report indicating that manufacturing activity was contracting for the fifth consecutive month. The reading sank to a level that in the past had been associated with a contraction of the overall economy. As January progressed, more data became available demonstrating sharp deterioration in consumer and business spending as well as consumer and business expectations about the future. As a result, the Fed implemented another 0.50 percentage point reduction in the fed funds target rate in late January. The Fed continued to lower the target rate by 0.50 percentage points in March, April and May, and added another cut of 0.25 percentage points at the end of June. All in all, the Fed lowered the rate from 6.50% at the beginning of the year to 3.75% at the end of June 2001, which in percentage terms surpassed any similar period in history. The April rate cut was the second intra-meeting move in the first four months of 2001, demonstrating the sense of urgency on the part of the Fed to respond forcefully to slower economic growth and weaker sentiment. The final rate action during the period was significant in that it marked a change in magnitude from the previous five cuts.

Q. How did the economy perform during the period?

A. Gross domestic product (GDP) in the first quarter of 2001 was initially reported at 2.0%, but was subsequently revised down to 1.3%. However, aggressive monetary policy action and signs that the equity markets may be nearing a bottom seemed to stabilize consumer sentiment toward the end of the period. Business investment has slowed as more difficult financial conditions made it harder to attract capital for some companies. Unemployment claims trended higher during the period as woes inflicting the technology and telecommunications sectors sparked massive layoffs.

Q. What was your strategy with the fund?

A. During the period, my investment strategy shifted to capitalize on changing monetary policy while maintaining adequate liquidity. When money market yields plunged at year-end 2000, I allowed the average maturity to shorten gradually as expectations for very aggressive interest-rate cuts began to be priced into the market. The shortened average maturity detracted somewhat from performance because money market yields continued to decline in January. As it became clear that the Fed would continue to respond aggressively to the developing economic slowdown, I gradually increased the fund's average maturity in order to lock in higher rates before they declined. I used more government discount notes to lengthen maturity, because concerns lingered regarding the credit quality of longer-term corporate obligations.

Q. What's your outlook?

A. Economic data suggests that the Fed's aggressive moves may have been enough to avert a recession. The economy remains weak, however, with accelerating unemployment claims and softer consumer and business spending. Market participants continue to anticipate additional monetary easing over the next few months, a view that I share. At the same time, the easing cycle may be nearing an end. Another potential positive influence on future economic growth is the $1.35 trillion federal tax cut recently implemented by Congress, with rebate checks scheduled to go out as early as this summer. The tax cut is expected to put $90 billion in the hands of taxpayers; economists expect approximately half of this amount will be spent by consumers. This fiscal stimulus should bolster the economy at the same time that the full effects of the early 2001 rate cuts begin to work their way through the economy. One wildcard for the recovery scenario remains the energy crisis in California, because economic activity in the state is a significant component of overall growth in U.S. gross domestic product.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, please see page 2.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term investments

Start date: April 1, 1982

Size: as of June 30, 2001, more than $2.5 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 35.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.6%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 5,000,000	$ 5,000,000
Firstar Bank NA
9/6/01	4.00	5,000,000	5,000,000
11/5/01	3.88	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 22.2%
Abbey National Treasury Services PLC
7/18/01	4.70	50,000,000	50,000,000
Bank of Nova Scotia
8/17/01	4.03	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
11/19/01	3.95	20,000,000	19,997,564
Barclays Bank PLC
8/3/01	4.18	30,000,000	30,001,703
8/15/01	3.99	10,000,000	10,000,000
10/24/01	4.25	25,000,000	25,000,000
11/16/01	4.06	15,000,000	15,000,000
BNP Paribas SA
8/20/01	5.21	20,000,000	20,000,000
11/19/01	3.92	50,000,000	50,000,000
Commerzbank AG
9/18/01	3.77	15,000,000	15,000,000
Credit Agricole Indosuez
10/18/01	3.85	32,000,000	32,066,447
Deutsche Bank AG
7/16/01	4.06	10,000,000	10,000,041
7/20/01	4.75	50,000,000	50,000,000
10/22/01	4.65	15,000,000	15,000,000
Dresdner Bank AG
12/10/01	3.83	15,000,000	15,000,000
Halifax PLC
7/5/01	4.76	25,000,000	25,000,000
8/24/01	4.27	25,000,000	25,000,000
9/21/01	3.65	20,000,000	20,000,000
ING Bank NV
7/23/01	4.04	10,000,000	10,000,000
9/4/01	3.90	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg
11/19/01	4.03	25,000,000	25,000,480
Landesbank Hessen-Thuringen
7/25/01	4.25	25,000,000	25,000,651
Lloyds TSB Bank PLC
8/9/01	4.00	5,000,000	5,000,000
Nationwide Building Society
7/23/01	4.31	15,000,000	15,000,045
UBS AG
8/28/01	3.95	5,000,000	5,002,016
			577,068,947

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
BNP Paribas SA
9/12/01	3.81%	$ 30,000,000	$ 30,000,000
Canadian Imperial Bank of Commerce
7/2/01	3.87 (a)	25,000,000	24,999,849
7/9/01	4.08	25,000,000	25,000,000
Commerzbank AG
12/19/01	3.65	5,000,000	5,001,399
Credit Agricole Indosuez
8/1/01	4.00	30,000,000	30,000,000
9/21/01	3.66	5,000,000	5,000,000
Den Danske Corp., Inc.
11/15/01	4.00	25,000,000	25,000,000
Merita Bank PLC
12/4/01	3.88	5,000,000	5,000,000
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	29,000,000	29,013,361
RaboBank Nederland Coop. Central
11/15/01	4.00	25,000,000	25,000,000
Societe Generale
7/16/01	4.04	10,000,000	10,000,021
7/23/01	3.77 (a)	10,000,000	9,998,877
8/15/01	3.99	50,000,000	50,000,000
UBS AG
8/13/01	3.99	30,000,000	30,000,000
			334,010,365
TOTAL CERTIFICATES OF DEPOSIT			926,079,312
Commercial Paper - 45.9%

Alliance & Leicester PLC
8/16/01	4.03	20,000,000	19,898,033
Amsterdam Funding Corp.
8/9/01	4.01	75,000,000	74,677,436
Aspen Funding Corp.
7/17/01	4.04	10,000,000	9,982,178
8/21/01	5.10	5,000,000	4,964,760
Associates First Capital BV
7/9/01	4.00	5,000,000	4,995,567
AT&T Corp.
7/12/01	5.24	10,000,000	9,984,203
7/25/01	4.15	15,065,000	15,023,483
8/16/01	4.38	5,000,000	4,972,336
8/20/01	4.38	5,000,000	4,969,931
CIESCO LP
8/15/01	3.91	9,430,000	9,384,265
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/23/01	3.93	20,000,000	19,952,211
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
8/14/01	3.84%	$ 25,000,000	$ 24,883,278
ConAgra Foods, Inc.
7/20/01	4.25	10,000,000	9,977,728
8/14/01	4.15	5,000,000	4,974,822
Corporate Receivables Corp.
8/22/01	3.85	10,000,000	9,944,822
Delaware Funding Corp.
7/13/01	3.95	50,000,000	49,934,333
7/16/01	3.94	47,751,000	47,672,808
Den Danske Corp., Inc.
8/16/01	5.17	22,000,000	21,858,320
8/16/01	5.20	25,000,000	24,838,042
Deutsche Bank Financial, Inc.
7/17/01	4.02	5,000,000	4,991,127
11/19/01	4.03	50,000,000	49,226,458
Dexia Delaware LLC
9/5/01	3.84	20,000,000	19,860,667
Edison Asset Securitization LLC
8/23/01	3.64	35,000,000	34,813,469
Falcon Asset Securitization Corp.
7/23/01	3.90	41,070,000	40,972,618
7/26/01	3.74	20,000,000	19,948,194
Ford Motor Credit Co.
7/13/01	4.04	50,000,000	49,933,167
7/17/01	4.52	10,000,000	9,980,133
7/19/01	4.45	10,000,000	9,978,000
7/27/01	3.95	10,000,000	9,971,689
8/17/01	3.68	10,000,000	9,952,217
General Electric Capital Corp.
7/2/01	4.12	15,000,000	14,998,296
7/13/01	4.70	25,000,000	24,961,250
9/7/01	3.78	50,000,000	49,645,833
12/14/01	3.95	25,000,000	24,555,028
General Motors Acceptance Corp.
7/5/01	4.12	5,000,000	4,997,728
Goldman Sachs Group, Inc.
10/11/01	3.92	5,000,000	4,945,317
J.P. Morgan Chase & Co.
8/8/01	3.90	15,000,000	14,938,725
Kitty Hawk Funding Corp.
9/4/01	3.87	10,000,000	9,930,847
12/3/01	3.84	10,000,000	9,837,681
Lehman Brothers Holdings, Inc.
8/6/01	5.43	10,000,000	9,947,260
New Center Asset Trust
7/20/01	4.27	25,000,000	24,944,188
Northern Rock PLC
8/8/01	3.97	35,000,000	34,854,808

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Preferred Receivables Funding Corp.
7/20/01	3.81%	$ 25,000,000	$ 24,949,861
8/10/01	4.01	10,105,000	10,060,426
Qwest Capital Funding, Inc.
8/15/01	4.36	5,000,000	4,973,063
8/23/01	4.37	5,000,000	4,968,200
Santander Finance, Inc.
10/18/01	4.24	12,500,000	12,342,934
Sears Roebuck Acceptance Corp.
8/16/01	4.31	5,000,000	4,972,783
Societe Generale NA
7/3/01	4.74	50,000,000	49,987,000
Triple-A One Funding Corp.
7/13/01	4.04	57,787,000	57,709,758
7/24/01	3.73	18,038,000	17,995,130
Tyco International Group SA
7/30/01	4.55	5,000,000	4,981,875
8/14/01	4.29	5,000,000	4,974,089
8/28/01	4.19	15,000,000	14,899,708
UBS Finance, Inc.
7/18/01	4.31	40,000,000	39,919,533
8/20/01	4.65	15,000,000	14,904,583
Variable Funding Capital Corp.
7/6/01	3.99	19,987,000	19,975,952
Westpac Trust Securities Ltd.
10/23/01	3.96	35,000,000	34,568,858
12/4/01	3.90	5,000,000	4,917,233
Windmill Funding Corp.
7/3/01	4.72	5,000,000	4,998,703
TOTAL COMMERCIAL PAPER			1,193,172,945
Federal Agencies - 4.3%

Fannie Mae - 4.3%
Discount Notes - 4.3%
11/1/01	3.92	23,695,000	23,383,312
2/22/02	4.05	25,000,000	24,357,556
4/19/02	3.98	25,000,000	24,223,361
5/3/02	4.03	40,000,000	38,680,800
TOTAL FEDERAL AGENCIES			110,645,029
Bank Notes - 1.9%

Bank of America NA
9/7/01	4.15	20,000,000	20,000,000
9/17/01	4.26	10,000,000	10,000,000
Bank One NA, Chicago
7/2/01	3.88 (a)	20,000,000	19,999,107
TOTAL BANK NOTES			49,999,107
Master Notes - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
8/6/01	4.11% (b)	$ 10,000,000	$ 10,000,000
9/20/01	4.07 (b)	10,000,000	10,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
10/1/01	3.71 (a)	25,000,000	25,000,000
BMW U.S. Capital Corp.
7/23/01	3.81 (a)	5,000,000	5,000,000
6/7/02	4.25	5,000,000	4,997,084
CIESCO LP
7/16/01	3.95 (a)	5,000,000	5,000,000
Citigroup, Inc.
7/12/01	3.96 (a)	5,000,000	5,000,000
GE Life & Annuity Assurance Co.
7/2/01	4.17 (a)(b)	15,000,000	15,000,000
General Motors Acceptance Corp.
7/30/01	3.69 (a)	10,000,000	9,999,533
General Motors Acceptance Corp. Mortgage Credit
7/2/01	4.11 (a)	10,000,000	9,998,862
7/2/01	4.12 (a)	5,000,000	4,999,430
7/2/01	4.13 (a)	10,000,000	9,998,856
Merrill Lynch & Co., Inc.
7/20/01	3.91 (a)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/23/01	3.82 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			104,993,765
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
7/1/01	5.03 (a)(b)	7,000,000	7,000,000
Monumental Life Insurance Co.
7/2/01	4.20 (a)(b)	5,000,000	5,000,000
7/2/01	4.21 (a)(b)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/01	5.00 (a)(b)	15,000,000	15,000,000
8/28/01	4.13 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
9/13/01	3.91 (a)(b)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/01	4.51 (a)(b)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			62,000,000
Repurchase Agreements - 4.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/29/01 due 7/2/01 At 4.12%	$ 678,233	$ 678,000
With:
Credit Suisse First Boston, Inc. At 4.21%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $62,040,000) 0%, 7/9/01 - 3/19/02	60,021,050	60,000,000
Goldman Sachs & Co. At 4.2%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $49,110,000) 0%, 7/11/01 - 7/31/01	48,016,780	48,000,000
TOTAL REPURCHASE AGREEMENTS		108,678,000
TOTAL INVESTMENT PORTFOLIO - 99.2%	2,575,568,158
NET OTHER ASSETS - 0.8%	21,680,368
NET ASSETS - 100%	$ 2,597,248,526
Total Cost for Income Tax Purposes $ 2,575,568,158
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 4.17%, 7/2/01	3/30/01	$ 15,000,000
Goldman Sachs Group, Inc. 4.07%, 9/20/01	5/24/01	$ 10,000,000
4.11%, 8/6/01	5/8/01	$ 10,000,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 7,000,000
Monumental Life Insurance Co. 4.20%, 7/2/01	9/17/98	$ 5,000,000
4.21%, 7/2/01	3/12/99	$ 5,000,000
New York Life Insurance Co. 4.13%, 8/28/01	8/28/00	$ 5,000,000
5.00%, 7/1/01	12/20/00	$ 15,000,000
SMM Trust 2000 M 3.91%, 9/13/01	12/11/00	$ 15,000,000
Transamerica Occidental Life Insurance Co. 4.51%, 8/1/01	4/28/00	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,000,000 or 3.7% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $70,000 all of which will expire on December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $108,678,000) - See accompanying schedule		$ 2,575,568,158
Receivable for investments sold		5,004,468
Receivable for fund shares sold		24,659,375
Interest receivable		6,605,645
Prepaid expenses		37,990
Total assets		2,611,875,636
Liabilities
Payable to custodian bank	$ 32,614
Payable for fund shares redeemed	14,051,188
Accrued management fee	342,747
Distribution fees payable	1,105
Other payables and accrued expenses	199,456
Total liabilities		14,627,110
Net Assets		$ 2,597,248,526
Net Assets consist of:
Paid in capital		$ 2,597,239,165
Accumulated net realized gain (loss) on investments		9,361
Net Assets		$ 2,597,248,526
Initial Class: Net Asset Value, offering price and redemption price per share ($2,591,204,250 ÷ 2,591,179,890 shares)		$1.00
Service Class: Net Asset Value, offering price and redemption price per share ($100,524 ÷ 100,522 shares)		$1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,943,752 ÷ 5,943,697 shares)		$1.00

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 65,449,655
Expenses
Management fee	$ 2,347,792
Transfer agent fees	818,179
Distribution fees	2,496
Accounting fees and expenses	112,619
Non-interested trustees' compensation	4,219
Custodian fees and expenses	32,745
Registration fees	687
Audit	14,828
Legal	4,384
Reports to shareholders	144,958
Miscellaneous	38,042
Total expenses		3,520,949
Net investment income		61,928,706
Net Realized Gain (Loss) on Investments		79,664
Net increase in net assets resulting from operations		$ 62,008,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001	Year ended December 31, 2000
Operations Net investment income	$ 61,928,706	$ 129,065,682
Net realized gain (loss)	79,664	31,844
Net increase (decrease) in net assets resulting from operations	62,008,370	129,097,526
Distributions to shareholders from net investment income	(61,928,706)	(129,065,682)
Share transactions - net increase (decrease)	363,616,074	294,030,275
Total increase (decrease) in net assets	363,695,738	294,062,119
Net Assets
Beginning of period	2,233,552,788	1,939,490,669
End of period	$ 2,597,248,526	$ 2,233,552,788
Other Information:
	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Share transactions at net asset value of $1.00 per share Initial Class Proceeds from sales of shares	$ 3,482,474,885	$ 5,928,688,982
Reinvestment of distributions from net investment income	61,879,770	128,280,587
Cost of shares redeemed	(3,186,571,846)	(5,763,150,248)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 357,782,809	$ 293,819,321
Service Class A Proceeds from sales of shares	$ -	$ 100,000
Reinvestment of distributions from net investment income	2,561	3,061
Cost of shares redeemed	(5,100)	-
Net increase (decrease) in net assets and shares resulting from share transactions	$ (2,539)	$ 103,061
Service Class 2 B Proceeds from sales of shares	$ 15,838,291	$ 102,001
Reinvestment of distributions from net investment income	42,040	5,900
Cost of shares redeemed	(10,044,527)	(8)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 5,835,804	$ 107,893
Distributions From net investment income Initial Class	$ 61,879,770	$ 129,056,642
Service Class A	2,561	3,095
Service Class 2 B	46,375	5,945
Total	$ 61,928,706	$ 129,065,682

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.025)	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	2.59%	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,591,204	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.29% A	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	5.04% A	6.18%	5.06%	5.33%	5.32%	5.28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.031
Less Distributions
From net investment income	(.025)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.54%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 103
Ratio of expenses to average net assets before expense reductions	.38% A	.47% A
Ratio of expenses to average net assets after voluntary waivers	.38% A	.45% A
Ratio of net investment income to average net assets	4.99% A	6.28% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.024	.058
Less Distributions
From net investment income	(.024)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.48%	5.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,944	$ 108
Ratio of expenses to average net assets before expense reductions	.57% A	.96% A
Ratio of expenses to average net assets after voluntary waivers	.57% A	.60% A
Ratio of net investment income to average net assets	4.60% A	5.94% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.
Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Overseas - Service Class 2	-24.73%	6.12%	8.10%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,781 - a 117.81% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period that ended June 30, 2001, the fund outperformed the -14.45% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE ®) Index. The fund's return also outperformed the Lipper Inc. variable annuity international funds average, which fell 14.34%. For the 12-month period that ended June 30, 2001, the fund lagged the MSCI EAFE index and the Lipper peer group, which declined 23.40% and 24.01%, respectively.

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's performance on an absolute basis, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Japan's Nomura Securities and Nikko Securities did relatively well compared to other financials. These brokerage firms were major beneficiaries of proposed tax cuts on investment income derived from appreciated securities and dividends, a move aimed at attracting more retail investors to the nation's faltering stock market.

Q. What other strategies did you pursue during the six-month period?

A. Given the poor market environment, it was difficult to find good investment ideas. However, I did a number of things. I continued to consolidate the portfolio, reducing the number of names in the fund to focus on my favorite securities. This consolidation freed up a lot of cash in the fund, which I used to purchase futures contracts as a way of keeping the fund fully invested and diversified. Additionally, in another strategy that worked out well, I overweighted Japan relative to the MSCI EAFE index for most of the period, compared to an underweighting six months ago. As I have said in the past, this country positioning versus the index is a function of our bottom-up security selection process, and not a bet on an individual country. Elsewhere, I sold off our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands, and U.S.-based Overseas Shipholding - because I felt the supply and demand fundamentals of oil grew less favorable, and I believed these stocks had reached their upside potential.

Q. What happened in the Japanese markets to cause you to look for more compelling opportunities in that country?

A. Basically, many Japanese stocks hit historically low valuations and I decided to buy them. Our team of international analysts has been doing a lot of historical valuation work, looking at past market corrections and economic slowdowns to determine a number of patterns, such as where stocks typically trough - or reach a bottom in their valuation. For example, energy stocks historically trough somewhere below the marginal cost of production. Our overweighting in Japan for much of the period was a direct result of this valuation work. We believed that a lot of stocks hit their valuation "buy" prices. The overweighting also was a result of my intention to make the fund more concentrated, and many of the best investment opportunities I found were in Japan.

Q. What were some of the fund's top-performing stocks? Which disappointed?

A. Top-contributor Samsung Electronics benefited from its cheap valuation and the market's cyclical perception that its share price had bottomed. The issuance of strong sales and earnings forecasts in the pharmaceuticals industry boosted shares of France-based drug company Sanofi-Synthelabo. The fund's biggest detractors were Finland's Nokia, the U.K.'s Vodafone and Sweden's Ericsson. These three telecom companies generally suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front. The future performance of overseas stocks should be closely tied to the health of corporate earnings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2001, more than
$2.1 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1)
Australia - 2.7%
BHP Ltd.	954,093	$ 5,059,113
BHP Ltd. (a)	1,016,203	5,523,294
BRL Hardy Ltd.	598,360	3,191,148
Cable & Wireless Optus Ltd. (a)	4,076,100	7,717,682
News Corp. Ltd.	796,575	7,398,192
News Corp. Ltd. sponsored ADR	649,800	21,053,520
WMC Ltd.	1,670,100	8,165,374
TOTAL AUSTRALIA		58,108,323
Canada - 1.8%
Canadian Natural Resources Ltd.	274,100	8,119,805
Nortel Networks Corp.	971,652	8,832,317
Rio Alto Exploration Ltd. (a)	571,300	9,905,301
Talisman Energy, Inc.	312,500	11,919,997
TOTAL CANADA		38,777,420
Finland - 1.6%
Nokia AB	1,402,000	30,984,199
Sampo Oyj (A Shares)	327,500	2,796,352
TOTAL FINLAND		33,780,551
France - 10.9%
Alcatel SA (RFD)	87,300	1,810,602
Aventis SA	72,060	5,751,829
AXA SA de CV	740,104	21,158,863
BNP Paribas SA	274,240	23,951,814
Castorama Dubois Investissements SA	67,650	14,593,014
Nexans SA	76,900	1,862,026
Sanofi-Synthelabo SA	575,700	37,906,391
Suez SA	246,500	7,958,203
Television Francaise 1 SA	113,340	3,318,280
TotalFinaElf SA Series B	626,944	87,809,781
Vivendi Environnement	248,000	10,473,937
Vivendi Universal SA	331,300	19,379,380
TOTAL FRANCE		235,974,120
Germany - 4.8%
Allianz AG (Reg. D)	86,700	25,394,395
BASF AG	266,500	10,551,097
Deutsche Boerse AG	126,710	4,489,122
Deutsche Lufthansa AG (Reg.)	383,700	6,066,702
Deutsche Telekom AG (Reg.)	544,760	12,366,054
Infineon Technologies AG	72,700	1,710,916
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,000	10,068,780
SAP AG	119,300	16,613,472
Schering AG (a)	167,200	8,807,293
Siemens AG (Reg. D)	141,900	8,740,472
TOTAL GERMANY		104,808,303
Hong Kong - 2.7%
China Mobile (Hong Kong) Ltd. (a)	4,883,500	26,165,790

	Shares	Value (Note 1)
China Unicom Ltd. sponsored ADR	461,600	$ 8,170,320
CNOOC Ltd.	3,628,000	3,441,993
Hutchison Whampoa Ltd.	1,552,600	15,675,489
Johnson Electric Holdings Ltd.	3,368,000	4,620,264
TOTAL HONG KONG		58,073,856
Ireland - 1.3%
Bank of Ireland, Inc.	1,360,338	13,522,195
Elan Corp. PLC sponsored ADR (a)	230,700	14,072,700
TOTAL IRELAND		27,594,895
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	176,450	8,940,722
Italy - 1.5%
Olivetti Spa	1,883,500	3,357,265
San Paolo IMI Spa	241,600	3,136,424
Telecom Italia Spa	2,058,124	18,111,499
Unicredito Italiano Spa	2,037,700	8,813,692
TOTAL ITALY		33,418,880
Japan - 21.3%
Advantest Corp.	30,400	2,605,645
Anritsu Corp.	473,000	7,148,853
Asahi Breweries Ltd.	602,000	6,752,710
Asahi Chemical Industry Co. Ltd.	527,000	2,214,144
Canon, Inc.	610,000	25,009,999
Credit Saison Co. Ltd.	463,300	11,255,604
Daiwa Securities Group, Inc.	1,821,000	19,053,920
Fujitsu Ltd.	790,000	8,297,787
Furukawa Electric Co. Ltd.	896,000	7,148,172
Hitachi Ltd.	663,000	6,546,462
Ito-Yokado Co. Ltd.	499,000	23,005,532
JAFCO Co. Ltd.	126,900	12,118,176
Japan Telecom Co. Ltd.	227	4,713,999
KDDI Corp.	1,067	4,979,105
Konami Corp.	113,300	5,168,994
Kyocera Corp.	173,500	15,450,175
Matsushita Electric Industrial Co. Ltd.	504,000	7,963,200
Mitsubishi Electric Corp.	2,546,000	12,615,683
Mitsubishi Estate Co. Ltd. (a)	646,000	5,941,004
Mitsui Fudosan Co. Ltd.	288,000	3,103,528
NEC Corp.	790,000	10,673,107
Nikko Securities Co. Ltd.	4,510,000	36,124,839
Nikon Corp.	232,000	2,202,437
Nippon Telegraph & Telephone Corp.	4,130	21,971,599
Nomura Securities Co. Ltd.	1,846,000	35,374,758
NTT DoCoMo, Inc.	635	11,048,348
ORIX Corp.	208,500	20,278,263
Rohm Co. Ltd.	57,700	8,965,891
Sony Corp.	668,200	43,967,559
Sumitomo Electric Industries Ltd.	328,000	3,718,666
Takeda Chemical Industries Ltd. (a)	540,000	25,112,251
Terumo Corp.	47,300	868,481
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	42,500	$ 2,572,763
Toshiba Corp.	2,990,000	15,798,669
Toyota Motor Corp.	779,400	27,454,364
Yamanouchi Pharmaceutical Co. Ltd.	117,000	3,283,355
TOTAL JAPAN		460,508,042
Korea (South) - 1.8%
Hynix Semiconductor, Inc. (a)	2,266,580	4,871,273
Hynix Semiconductor, Inc. unit (a)(c)	467,800	5,028,850
Samsung Electronics Co. Ltd.	165,600	24,448,442
SK Telecom Co. Ltd. sponsored ADR	253,200	4,279,080
TOTAL KOREA (SOUTH)		38,627,645
Netherlands - 7.5%
Akzo Nobel NV	169,500	7,200,360
ASML Holding NV (a)	301,900	6,794,532
Heineken NV	149,250	6,039,617
ING Groep NV (Certificaten Van Aandelen)	432,462	28,364,802
Koninklijke Ahold NV	993,687	31,236,750
Koninklijke Philips Electronics NV	696,924	18,538,859
Royal Dutch Petroleum Co. (Hague Registry)	654,400	38,138,434
STMicroelectronics NV (NY Shares)	102,400	3,481,600
Unilever NV (Certificaten Van Aandelen) (a)	105,700	6,358,033
Vendex KBB NV	699,457	8,913,880
VNU NV	106,700	3,626,093
Wolters Kluwer NV (Certificaten Van Aandelen)	119,800	3,231,581
TOTAL NETHERLANDS		161,924,541
Norway - 0.2%
Norsk Hydro AS	125,300	5,316,214
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	368,100	9,309,249
Overseas Union Bank Ltd.	862,296	4,468,712
United Overseas Bank Ltd.	539,472	3,402,209
TOTAL SINGAPORE		17,180,170
Spain - 2.3%
Banco Popular Espanol SA (Reg.)	187,600	6,581,005
Banco Santander Central Hispano SA	1,723,968	15,672,110
Telefonica SA	2,166,800	26,803,697
TOTAL SPAIN		49,056,812
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	2,872,600	15,483,314
Switzerland - 6.5%
Credit Suisse Group (Reg.)	146,734	24,176,134

	Shares	Value (Note 1)
Julius Baer Holding AG (Bearer)	982	$ 3,786,189
Nestle SA (Reg.)	240,520	51,228,681
Novartis AG (Reg.)	434,970	15,776,302
Swiss Reinsurance Co. (Reg.)	3,270	6,549,116
Swisscom AG	20,580	4,911,202
UBS AG (Reg. D)	122,658	17,610,502
Zurich Financial Services AG	48,440	16,556,298
TOTAL SWITZERLAND		140,594,424
Taiwan - 2.8%
Siliconware Precision Industries Co. Ltd.	8,255,000	4,675,356
Taiwan Semiconductor Manufacturing Co. Ltd.	14,837,166	27,579,977
United Microelectronics Corp.	19,136,400	25,400,333
Winbond Electronics Corp.	3,111,000	2,611,324
TOTAL TAIWAN		60,266,990
United Kingdom - 11.9%
Amvescap PLC	280,900	4,910,012
AstraZeneca PLC	260,200	12,164,350
BHP Billiton PLC	3,156,500	15,826,304
British Telecommunications PLC	1,344,900	8,694,769
Carlton Communications PLC	1,076,700	5,120,329
Diageo PLC	760,700	8,397,923
GlaxoSmithKline PLC	1,872,894	52,628,331
HSBC Holdings PLC (United Kingdom) (Reg.)	1,214,200	14,546,120
Lloyds TSB Group PLC	4,214,300	42,438,908
Reed International PLC	537,300	4,790,946
Rio Tinto PLC (Reg. D)	594,700	10,622,363
Shell Transport & Trading Co. PLC (Reg. D)	871,900	7,265,839
Spirent PLC	1,081,100	3,381,598
Vodafone Group PLC	27,979,103	62,533,109
WPP Group PLC	465,700	4,613,899
TOTAL UNITED KINGDOM		257,934,800
United States of America - 3.0%
Bristol-Myers Squibb Co.	430,600	22,520,380
Micron Technology, Inc. (a)	567,100	23,307,810
Pfizer, Inc.	374,600	15,002,730
Phelps Dodge Corp.	81,200	3,369,800
TOTAL UNITED STATES OF AMERICA		64,200,720
TOTAL COMMON STOCKS (Cost $1,866,412,662)		1,870,570,742
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $5,021,599)	306,000	1,897,200
Government Obligations - 1.5%
Moody's Ratings (unaudited)			Principal Amount (e)	Value (Note 1)
Germany - 1.0%
Germany Federal Republic 4.45% 7/13/01	-	EUR	24,000,000	$ 20,357,775
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.68% 7/12/01 to 8/16/01 (d)	-		11,500,000	11,453,633
TOTAL GOVERNMENT OBLIGATIONS (Cost $32,716,175)				31,811,408
Cash Equivalents - 20.0%
	Shares
Fidelity Cash Central Fund, 4.09% (b)	252,041,856	252,041,856
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	180,436,325	180,436,325
TOTAL CASH EQUIVALENTS (Cost $432,478,181)		432,478,181
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $2,336,628,617)		2,336,757,531
NET OTHER ASSETS - (8.1)%		(174,343,346)
NET ASSETS - 100%		$ 2,162,414,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
741 CAC 40 Index Contracts (France)	Sept. 2001	$ 33,048,416	$ 112,285
248 DAX 30 Index Contracts (Germany)	Sept. 2001	32,210,885	(893,741)
867 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2001	31,600,277	(1,533,476)
409 FTSE 100 Index Contracts (United Kingdom)	Sept. 2001	32,712,404	(1,810,443)
138 Nikkei 225 Index Contracts (Japan)	Sept. 2001	8,914,800	69,277
334 Topix Index Contracts (Japan)	Sept. 2001	34,706,862	(339,063)
		$ 173,193,644	$ (4,395,161)
The face value of futures purchased as a percentage of net assets - 8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,028,850 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,228,838.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $989,597,072 and $1,118,033,215, respectively.
The market value of futures contracts opened and closed during the period amounted to $572,681,490 and $420,666,736, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,925 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $12,966,274.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,363,260,925. Net unrealized depreciation aggregated $26,503,394, of which $270,270,441 related to appreciated investment securities and $296,773,835 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,695,932) (cost $2,336,628,617) - See accompanying schedule		$ 2,336,757,531
Cash		13,301
Foreign currency held at value (cost $31,931,785)		31,015,361
Receivable for investments sold		6,433,255
Receivable for fund shares sold		1,934,134
Dividends receivable		3,702,422
Interest receivable		897,847
Receivable for daily variation on futures contracts		1,894,505
Other receivables		192,113
Total assets		2,382,840,469
Liabilities
Payable for investments purchased	$ 24,530,070
Payable for fund shares redeemed	13,747,413
Accrued management fee	1,318,457
Distribution fees payable	27,022
Other payables and accrued expenses	366,997
Collateral on securities loaned, at value	180,436,325
Total liabilities		220,426,284
Net Assets		$ 2,162,414,185
Net Assets consist of:
Paid in capital		$ 2,328,658,059
Distributions in excess of net investment income		(88,471,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,401,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,370,520)
Net Assets		$ 2,162,414,185
Initial Class: Net Asset Value, offering price and redemption price per share ($1,850,314,154 ÷ 118,645,989 shares)		$15.60
Service Class: Net Asset Value, offering price and redemption price per share ($293,365,903 ÷ 18,864,733 shares)		$15.55
Service Class 2: Net Asset Value, offering price and redemption price per share ($18,734,128 ÷ 1,209,369 shares)		$15.49

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 20,601,997
Interest		9,082,136
Security lending		727,320
		30,411,453
Less foreign taxes withheld		(3,064,834)
Total income		27,346,619
Expenses
Management fee	$ 8,627,540
Transfer agent fees	775,122
Distribution fees	158,755
Accounting and security lending fees	576,107
Custodian fees and expenses	523,125
Registration fees	1,728
Audit	48,197
Legal	5,593
Reports to shareholders	232,881
Miscellaneous	701
Total expenses before reductions	10,949,749
Expense reductions	(661,887)	10,287,862
Net investment income		17,058,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(130,955,286)
Foreign currency transactions	(741,626)
Futures contracts	(1,775,736)	(133,472,648)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(158,480,845)
Assets and liabilities in foreign currencies	(1,049,619)
Futures contracts	(2,493,578)	(162,024,042)
Net gain (loss)		(295,496,690)
Net increase (decrease) in net assets resulting from operations		$ (278,437,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,058,757	$ 24,067,131
Net realized gain (loss)	(133,472,648)	265,613,586
Change in net unrealized appreciation (depreciation)	(162,024,042)	(848,849,479)
Net increase (decrease) in net assets resulting from operations	(278,437,933)	(559,168,762)
Distributions to shareholders From net investment income	(28,968,027)	(34,503,154)
In excess of net investment income	(91,583,892)	(6,990,235)
From net realized gain	(190,776,039)	(261,723,629)
Total distributions	(311,327,958)	(303,217,018)
Share transactions - net increase (decrease)	215,064,932	518,278,056
Total increase (decrease) in net assets	(374,700,959)	(344,107,724)
Net Assets
Beginning of period	2,537,115,144	2,881,222,868
End of period (including under (over) distribution of net investment income of $(88,471,969) and $11,909,270, respectively)	$ 2,162,414,185	$ 2,537,115,144
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	109,651,878	$ 1,903,147,125	180,026,822	$ 4,102,377,245
Reinvested	15,519,663	275,163,625	11,650,005	284,959,118
Redeemed	(119,910,078)	(2,073,704,388)	(178,033,342)	(4,052,515,974)
Net increase (decrease)	5,261,463	$ 104,606,362	13,643,485	$ 334,820,389
Service Class Sold	57,275,196	$ 966,249,746	68,519,615	$ 1,560,576,350
Reinvested	1,933,710	34,207,331	747,241	18,247,616
Redeemed	(53,243,095)	(900,457,119)	(61,639,680)	(1,408,864,371)
Net increase (decrease)	5,965,811	$ 99,999,958	7,627,176	$ 169,959,595
Service Class 2 A Sold	1,783,928	$ 30,258,744	734,419	$ 15,878,729
Reinvested	110,941	1,957,001	421	10,284
Redeemed	(1,305,951)	(21,757,133)	(114,389)	(2,390,941)
Net increase (decrease)	588,918	$ 10,458,612	620,451	$ 13,498,072
Distributions From net investment income Initial Class		$ 25,621,675		$ 32,471,354
Service Class		3,164,127		2,030,655
Service Class 2 A		182,225		1,145
Total		$ 28,968,027		$ 34,503,154
In excess of net investment income Initial Class		$ 81,004,230		$ 6,578,599
Service Class		10,003,549		411,405
Service Class 2 A		576,113		231
Total		$ 91,583,892		$ 6,990,235
From net realized gain Initial Class		$ 168,537,721		$ 245,909,165
Service Class		21,039,655		15,805,556
Service Class 2 A		1,198,663		8,908
Total		$ 190,776,039		$ 261,723,629
		$ 311,327,958		$ 303,217,018

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment income D	.12	.19 F	.24	.23	.30	.32 G
Net realized and unrealized gain (loss)	(2.12)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(2.00)	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.22)	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.71)	(.06)	-	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	(1.31)	(.22)
Total distributions	(2.40)	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 15.60	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total Return B, C	(11.44)%	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,850,314	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.92% A	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after all expense reductions	.86% A, H	.87% H	.87% H	.89% H	.90% H	.92% H
Ratio of net investment income to average net assets	1.47% A	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	100% A	136%	78%	84%	67%	92%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income D	.11	.17 F	.22	.15	.01
Net realized and unrealized gain (loss)	(2.11)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(2.00)	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.22)	(.30)	(.31)	(.38)	-
In excess of net investment income	(.70)	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(2.39)	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 15.55	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C	(11.48)%	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 293,366	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	1.02% A	.99%	1.01%	1.01%	1.02% A
Ratio of expenses to average net assets after all expense reductions	.96% A, H	.97% H	.98% H	.97% H	1.01% A, H
Ratio of net investment income to average net assets	1.36% A	.74%	1.00%	.80%	.31% A
Portfolio turnover rate	100% A	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income D	.10	.12 F
Net realized and unrealized gain (loss)	(2.12)	(3.68)
Total from investment operations	(2.02)	(3.56)
Less Distributions
From net investment income	(.22)	(.30)
In excess of net investment income	(.71)	(.06)
From net realized gain	(1.47)	(2.33)
Total distributions	(2.40)	(2.69)
Net asset value, end of period	$ 15.49	$ 19.91
Total Return B, C	(11.61)%	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,734	$ 12,351
Ratio of expenses to average net assets	1.18% A	1.15% A
Ratio of expenses to average net assets after all expense reductions	1.12% A, G	1.13% A, G
Ratio of net investment income to average net assets	1.21% A	.58% A
Portfolio turnover rate	100% A	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Value Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class 2 shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve DuFour, Portfolio Manager of Value Portfolio

Q. How did the fund perform, Steve?

A. From its inception on May 9, 2001, through June 30, 2001, the fund underperformed its benchmark, the Russell 3000® Value Index, which was flat during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery. Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, I had the latitude to own a significant percentage of mid- and small-cap stocks, which I believed would enhance the fund's performance in the months ahead. In general, these stocks outperformed large-cap stocks during the past six months.

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are selling at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Q. Will the fund be fairly concentrated or diversified?

A. The fund will be diversified, but the degree of concentration among my top-10 ideas will vary. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. However, if I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me what appears to be a clear-cut winner - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and that, when it stabilizes, the fund should benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income-tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of June 30, 2001, more than $1 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

3

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.5%
Dana Corp.	250	$ 5,835
Delphi Automotive Systems Corp.	760	12,107
Snap-On, Inc.	50	1,208
		19,150
Automobiles - 0.2%
Winnebago Industries, Inc.	100	3,075
Hotels Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	100	2,585
Hilton Hotels Corp.	200	2,320
Marriott International, Inc. Class A	110	5,207
McDonald's Corp.	450	12,177
MGM Mirage, Inc. (a)	170	5,093
		27,382
Household Durables - 2.7%
Black & Decker Corp.	130	5,130
Clayton Homes, Inc.	350	5,502
D.R. Horton, Inc.	100	2,270
Fortune Brands, Inc.	160	6,138
Leggett & Platt, Inc.	100	2,203
The Stanley Works	70	2,932
Whirlpool Corp.	140	8,750
		32,925
Leisure Equipment & Products - 0.5%
Mattel, Inc.	300	5,676
Media - 5.8%
AT&T Corp. - Liberty Media Group Class A (a)	1,070	18,714
Dow Jones & Co., Inc.	70	4,180
E.W. Scripps Co. Class A	240	16,560
Gannett Co., Inc.	60	3,954
Interpublic Group of Companies, Inc.	140	4,109
McGraw-Hill Companies, Inc.	40	2,646
News Corp. Ltd. sponsored ADR	310	11,517
NTL, Inc. (a)	380	4,579
The New York Times Co. Class A	120	5,040
		71,299
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	839
The May Department Stores Co.	140	4,796
		5,635
Specialty Retail - 1.2%
Gap, Inc.	420	12,180
Pier 1 Imports, Inc.	250	2,875
		15,055

	Shares	Value (Note 1)
Textiles & Apparel - 0.4%
Jones Apparel Group, Inc. (a)	120	$ 5,184
TOTAL CONSUMER DISCRETIONARY		185,381
CONSUMER STAPLES - 7.1%
Beverages - 2.0%
The Coca-Cola Co.	550	24,750
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	110	4,622
Wm. Wrigley Jr. Co.	100	4,685
		9,307
Household Products - 2.3%
Kimberly-Clark Corp.	510	28,509
Personal Products - 2.1%
Avon Products, Inc.	250	11,570
Gillette Co.	480	13,915
		25,485
TOTAL CONSUMER STAPLES		88,051
ENERGY - 7.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	80	4,212
Oil & Gas - 7.2%
Chevron Corp.	190	17,195
Conoco, Inc. Class B	360	10,404
Exxon Mobil Corp.	570	49,790
Occidental Petroleum Corp.	310	8,243
Phillips Petroleum Co.	50	2,850
		88,482
TOTAL ENERGY		92,694
FINANCIALS - 21.0%
Banks - 15.5%
Banknorth Group, Inc.	120	2,701
Charter One Financial, Inc.	150	4,785
City National Corp.	100	4,429
Fifth Third Bancorp	100	6,035
First Tennessee National Corp.	150	5,207
First Union Corp.	200	6,988
FleetBoston Financial Corp.	410	16,175
Hibernia Corp. Class A	150	2,670
Mellon Financial Corp.	1,260	57,947
Pacific Century Financial Corp.	210	5,416
PNC Financial Services Group, Inc.	840	55,264
Popular, Inc.	160	5,192
SouthTrust Corp.	220	5,720
Synovus Financial Corp.	170	5,335
Trustmark Corp.	180	3,870
U.S. Bancorp	200	4,558
		192,292
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 3.9%
Charles Schwab Corp.	1,740	$ 26,622
Citigroup, Inc.	100	5,284
Morgan Stanley Dean Witter & Co.	250	16,058
		47,964
Insurance - 0.9%
Allstate Corp.	100	4,399
Conseco, Inc.	480	6,552
		10,951
Real Estate - 0.7%
Equity Office Properties Trust	280	8,856
TOTAL FINANCIALS		260,063
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Serologicals Corp. (a)	120	2,550
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	160	5,726
Guidant Corp. (a)	220	7,920
		13,646
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	50	950
Pharmaceuticals - 1.8%
American Home Products Corp.	150	8,766
Merck & Co., Inc.	100	6,391
Pharmacia Corp.	150	6,893
		22,050
TOTAL HEALTH CARE		39,196
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	430	15,932
Raytheon Co.	50	1,328
		17,260
Air Freight & Couriers - 0.5%
United Parcel Service, Inc. Class B	100	5,780
Airlines - 1.5%
Delta Air Lines, Inc.	310	13,665
Northwest Airlines Corp. (a)	200	4,730
		18,395
Building Products - 1.5%
Masco Corp.	620	15,475
York International Corp.	80	2,802
		18,277
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	210	10,721
Cendant Corp. (a)	380	7,410

	Shares	Value (Note 1)
Ecolab, Inc.	130	$ 5,326
Pitney Bowes, Inc.	230	9,688
		33,145
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	190	5,510
Molex, Inc. Class A (non-vtg.)	50	1,473
		6,983
Industrial Conglomerates - 0.9%
Textron, Inc.	210	11,558
Machinery - 7.2%
Circor International, Inc.	50	903
Deere & Co.	120	4,542
Dover Corp.	130	4,895
Eaton Corp.	120	8,412
Flowserve Corp. (a)	250	7,688
Illinois Tool Works, Inc.	190	12,027
Ingersoll-Rand Co.	110	4,532
Navistar International Corp. (a)	890	25,036
PACCAR, Inc.	150	7,671
Pall Corp.	220	5,177
Parker-Hannifin Corp.	50	2,122
Pentair, Inc.	100	3,380
SPX Corp. (a)	20	2,504
		88,889
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	210	6,336
Norfolk Southern Corp.	320	6,624
Swift Transportation Co., Inc. (a)	200	3,826
Werner Enterprises, Inc.	210	4,612
		21,398
TOTAL INDUSTRIALS		221,685
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	150	2,906
Corning, Inc.	350	5,849
JDS Uniphase Corp. (a)	150	1,977
Motorola, Inc.	310	5,134
Tellabs, Inc. (a)	50	933
		16,799
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	60	2,403
SCI Systems, Inc. (a)	745	18,998
Solectron Corp. (a)	330	6,039
Thermo Electron Corp. (a)	190	4,184
		31,624
Semiconductor Equipment & Products - 3.2%
Altera Corp. (a)	100	2,966
Analog Devices, Inc. (a)	100	4,325
Atmel Corp. (a)	150	1,943
Cypress Semiconductor Corp. (a)	340	8,109
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	125	$ 2,125
National Semiconductor Corp. (a)	375	10,920
Texas Instruments, Inc.	160	5,040
Xilinx, Inc. (a)	100	4,205
		39,633
TOTAL INFORMATION TECHNOLOGY		88,056
MATERIALS - 6.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	120	5,490
Dow Chemical Co.	320	10,640
E.I. du Pont de Nemours and Co.	390	18,814
Praxair, Inc.	130	6,110
Valspar Corp.	50	1,775
		42,829
Construction Materials - 0.4%
Vulcan Materials Co.	100	5,375
Containers & Packaging - 0.2%
Packaging Corp. of America (a)	150	2,330
Metals & Mining - 1.6%
Newmont Mining Corp.	320	5,955
Nucor Corp.	70	3,422
Phelps Dodge Corp.	110	4,565
Quanex Corp.	230	5,957
		19,899
Paper & Forest Products - 1.0%
Boise Cascade Corp.	100	3,517
Wausau-Mosinee Paper Corp.	520	6,703
Westvaco Corp.	100	2,429
		12,649
TOTAL MATERIALS		83,082
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
ALLTEL Corp.	50	3,063
BellSouth Corp.	570	22,954
		26,017
UTILITIES - 4.0%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	13,851
Northeast Utilities	100	2,075
Southern Co.	490	11,393
Wisconsin Energy Corp.	200	4,754
		32,073

	Shares	Value (Note 1)
Gas Utilities - 0.9%
KeySpan Corp.	130	$ 4,742
Sempra Energy	220	6,015
		10,757
Multi-Utilities - 0.2%
Utilicorp United, Inc.	100	3,055
Water Utilities - 0.3%
American Water Works, Inc.	130	4,286
TOTAL UTILITIES		50,171
TOTAL COMMON STOCKS (Cost $1,142,096)		1,134,396
Convertible Preferred Stocks - 0.7%

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Raytheon Co. $4.12 (Cost $8,952)	170	8,266
Cash Equivalents - 10.3%

Fidelity Cash Central Fund, 4.09% (b) (Cost $128,066)	128,066	128,066
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,279,114)		1,270,728
NET OTHER ASSETS - (2.6)%		(32,529)
NET ASSETS - 100%		$ 1,238,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,178,870 and $25,745, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,279,114. Net unrealized depreciation aggregated $8,386, of which $33,380 related to appreciated investment securities and $41,766 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,279,114) - See accompanying schedule		$ 1,270,728
Receivable for fund shares sold		36,135
Dividends receivable		1,096
Interest receivable		90
Receivable from investment adviser for expense reductions		20,374
Total assets		1,328,423
Liabilities
Payable to custodian bank	$ 10,782
Payable for investments purchased	61,552
Distribution fees payable	116
Other payables and accrued expenses	17,774
Total liabilities		90,224
Net Assets		$ 1,238,199
Net Assets consist of:
Paid in capital		$ 1,248,008
Undistributed net investment income		653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,076)
Net unrealized appreciation (depreciation) on investments		(8,386)
Net Assets		$ 1,238,199
Initial Class: Net Asset Value, offering price and redemption price per share ($297,145 ÷ 30,001 shares)		$9.90
Service Class: Net Asset Value, offering price and redemption price per share ($373,630 ÷ 37,729 shares)		$9.90
Service Class 2: Net Asset Value, offering price and redemption price per share ($567,424 ÷ 57,310 shares)		$9.90

Statement of Operations

	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,209
Interest		842
Total income		3,051
Expenses
Management fee	$ 839
Transfer agent fees	111
Distribution fees	191
Accounting fees and expenses	8,409
Custodian fees and expenses	2,884
Audit	10,861
Total expenses before reductions	23,295
Expense reductions	(20,897)	2,398
Net investment income		653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,076)
Change in net unrealized appreciation (depreciation) on investment securities		(8,386)
Net gain (loss)		(10,462)
Net increase (decrease) in net assets resulting from operations		$ (9,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Operations Net investment income	$ 653
Net realized gain (loss)	(2,076)
Change in net unrealized appreciation (depreciation)	(8,386)
Net increase (decrease) in net assets resulting from operations	(9,809)
Share transactions - net increase (decrease)	1,248,008
Total increase (decrease) in net assets	1,238,199
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $653)	$ 1,238,199

Other Information:	Six months ended June 30, 2001 (Unaudited) A
	Shares	Dollars
Share transactions Initial Class Sold	30,001	$ 300,008
Reinvested	-	-
Redeemed	-	-
Net increase (decrease)	30,001	$ 300,008
Service Class Sold	37,731	$ 376,442
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	37,729	$ 376,422
Service Class 2 Sold	57,312	$ 571,598
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	57,310	$ 571,578

A Share transactions are for the period May 9, 2001 (commencement of operations) to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Ratio of expenses to average net assets before expense reductions	15.58% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.48% A, F
Ratio of net investment income to average net assets	.57% A
Portfolio turnover rate	17% A

Financial Highlights - Service Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Ratio of expenses to average net assets before expense reductions	15.68% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.59% A, F
Ratio of net investment income to average net assets	.47% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to June 30, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2001 D
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income G	.00
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Ratio of expenses to average net assets before expense reductions	15.83% A, F
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.74% A, E
Ratio of net investment income to average net assets	.32% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period May 9, 2001 (commencement of operations) to June 30, 2001.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

G Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Each class of the funds calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Money Market Portfolio. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Grade Bond Portfolio. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Balanced and High Income Portfolios. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Aggressive Growth, Asset Manager, Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Index 500, Mid Cap and Value Portfolios - continued

primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Overseas Portfolio. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, except for Value Portfolio, is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. Value Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income.

Money Market Portfolio. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, High Income, Index 500, Investment Grade Bond, Mid Cap, Overseas, and Value Portfolios. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Under (over) distributions of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to cost of securities held and accumulated net undistributed realized gain (loss) based on securities held by the funds on January 1, 2001:

Fund	Cost of Securities/ Accumulated gain (loss)
Asset Manager	$ (6,793,248)
Asset Manager: Growth	$ 283,128
Balanced	$ (26,257)
Equity-Income	$ 137,981
High Income	$ 13,869,788
Investment Grade Bond	$ (627,119)

The effect of this change during the period resulted in an increase or (decrease) in net investment income (loss), net unrealized appreciation/depreciation, and net realized gain (loss) as shown below. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Fund	Net investment income (loss)	Net unrealized appreciation/ depreciation	Net realized gain (loss)
Aggressive Growth	$ 18,210	$ (14,931)	$ (3,279)
High Income	$ 13,587,542	$ (7,074,645)	$ (6,512,897)
Investment Grade Bond	$ (618,280)	$ 539,588	$ 78,692

2. Operating Policies.

Foreign Currency Contracts. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee.

For Money Market Portfolio, from January 1, 2001 to April 30, 2001, as the fund's investment adviser, FMR received a monthly fee that was calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee ("prior contract"). The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate was .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

The income-based fee was added only when the fund's gross yield exceeded 5%. At that time the income-based fee would have equaled 6% of that portion of the fund's gross income that represented a gross yield of more than 5% per year. The maximum income-based component was .24% of average net assets.

On May 1, 2001, a new management fee contract ("present contract") took effect. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present contract or the prior contract for a period of six months beginning on May 1, 2001. Under the present contract the management fee rate is calculated on the basis of the group fee rate plus a total income-based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. The income-based portion of this fee was equal to $416,664, or an annualized rate of .03% of the fund's average net assets.

For Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period for the High Income and Investment Grade Bond Portfolios and .2167% to .5200% for the period for the Aggressive Growth, Asset Manager, Asset Manager: Growth, Balanced, Contrafund, Dynamic Capital Appreciation, Equity-Income, Growth, Growth & Income, Growth Opportunities, Mid Cap, Overseas and Value Portfolios. The annual individual fund fee rate is .45% for High Income and Overseas Portfolios, .35% for Aggressive Growth Portfolio, .30% for Asset Manager: Growth, Contrafund, Dynamic Capital Appreciation, Growth, Growth Opportunities, Investment Grade Bond, Mid Cap and Value Portfolios, .25% for Asset Manager Portfolio, .20% for Equity-Income and Growth & Income Portfolios, and .15% for Balanced Portfolio. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, each fund's management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Aggressive Growth	.63%
Asset Manager	.53%
Asset Manager: Growth	.58%
Balanced	.43%
Contrafund	.58%
Dynamic Capital Appreciation	.58%
Equity-Income	.48%
Growth	.58%
Growth & Income	.48%
Growth Opportunities	.58%
High Income	.58%
Index 500.24%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.19%
Overseas	.73%
Value	.57%

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds except Money Market and Investment Grade Bond Portfolios. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds' assets that are managed by FMRC.

FMR, on behalf of Overseas Portfolio, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

FMR and Index 500 Portfolio have also entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel currently employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $123,874.

As Money Market and Investment Grade Bond Portfolios' investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

Aggressive Growth
Service Class	$ 379
Service Class 2	2,412
$ 2,791
Asset Manager
Service Class	$ 15,200
Service Class 2	7,667
$ 22,867
Asset Manager: Growth
Service Class	$ 5,794
Service Class 2	5,107
$ 10,901

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Balanced
Service Class	$ 13,402
Service Class 2	9,526
$ 22,928
Contrafund
Service Class	$ 591,618
Service Class 2	126,395
$ 718,013
Dynamic Capital Appreciation
Service Class	$ 415
Service Class 2	2,669
$ 3,084
Equity-Income
Service Class	$ 341,695
Service Class 2	92,560
$ 434,255
Growth
Service Class	$ 883,759
Service Class 2	105,785
$ 989,544
Growth & Income
Service Class	$ 113,188
Service Class 2	23,842
$ 137,030
Growth Opportunities
Service Class	$ 158,653
Service Class 2	40,250
$ 198,903
High Income
Service Class	$ 127,380
Service Class 2	10,014
$ 137,394
Index 500
Service Class	$ 75
Service Class 2	9,474
$ 9,549
Investment Grade Bond
Service Class	$ 54
Service Class 2	2,837
$ 2,891
Mid Cap
Service Class	$ 142,226
Service Class 2	120,908
$ 263,134
Money Market
Service Class	$ 41
Service Class 2	2,455
$ 2,496
Overseas
Service Class	$ 138,038
Service Class 2	20,717
$ 158,755
Value
Service Class	$ 44
Service Class 2	147
$ 191

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Aggressive Growth
Initial Class	$ 209
Service Class	291
Service Class 2	782
$ 1,282
Asset Manager
Initial Class	$ 1,282,256
Service Class	10,363
Service Class 2	2,241
$ 1,294,860
Asset Manager: Growth
Initial Class	$ 147,243
Service Class	4,017
Service Class 2	1,544
$ 152,804
Balanced
Initial Class	$ 84,007
Service Class	8,937
Service Class 2	2,862
$ 95,806
Contrafund
Initial Class	$ 2,499,038
Service Class	390,645
Service Class 2	35,694
$ 2,925,377
Dynamic Capital Appreciation
Initial Class	$ 83
Service Class	335
Service Class 2	806
$ 1,224
Equity-Income
Initial Class	$ 3,244,128
Service Class	227,602
Service Class 2	27,445
$ 3,499,175

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Growth
Initial Class	$ 4,523,970
Service Class	580,899
Service Class 2	29,925
$ 5,134,794
Growth & Income
Initial Class	$ 313,541
Service Class	75,436
Service Class 2	6,552
$ 395,529
Growth Opportunities
Initial Class	$ 270,021
Service Class	104,054
Service Class 2	12,156
$ 386,231
High Income
Initial Class	$ 489,638
Service Class	85,855
Service Class 2	3,532
$ 579,025
Index 500
Initial Class	$ 1,264,947
Service Class	305
Service Class 2	3,317
$ 1,268,569
Investment Grade Bond
Initial Class	$ 304,526
Service Class	36
Service Class 2	1,496
$ 306,058
Mid Cap
Initial Class	$ 186,767
Service Class	94,567
Service Class 2	33,490
$ 314,824
Money Market
Initial Class	$ 816,589
Service Class	34
Service Class 2	1,556
$ 818,179
Overseas
Initial Class	$ 677,203
Service Class	91,800
Service Class 2	6,119
$ 775,122
Value
Initial Class	$ 32
Service Class	33
Service Class 2	46
$ 111

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in one or more open-end money market funds managed by FIMM. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for Asset Manager and Asset Manager: Growth Portfolios' strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, Money Market Portfolio, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar basis, which are amortized over one year.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR, or in the case of Index 500 Portfolio, Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Aggressive Growth
Initial Class	1.50%	$ 5,984
Service Class	1.60%	8,136
Service Class 2	1.75%	20,961
		$ 35,081
Dynamic Capital Appreciation
Initial Class	1.50%	$ 3,431
Service Class	1.60%	11,508
Service Class 2	1.75%	29,626
		$ 44,565
Index 500
Initial Class	.28%	$ 1,087,061
Service Class	.38%	298
Service Class 2.53%		2,974
		$ 1,090,333
Value
Initial Class	1.50%	$ 6,103
Service Class	1.60%	6,312
Service Class 2	1.75%	8,462
		$ 20,877

Certain security trades were directed to brokers who paid a portion of certain funds' expenses. In addition through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce the funds' expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Aggressive Growth	$ 841	$ 95
Asset Manager	48,537	8,373
Asset Manager: Growth	827	1,644
Balanced	23,314	20
Contrafund	2,445,911	10,188
Dynamic Capital Appreciation	1,164	67
Equity-Income	756,837	682
Growth	3,112,854	1,356
Growth & Income	116,328	380
Growth Opportunities	206,105	-
High Income	41,643	5,946
Index 500	-	23,773
Investment Grade Bond	-	3,277
Mid Cap	273,940	4,714
Overseas	661,848	39
Value	-	20

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
	FILI	Unaffiliated Insurance Companies
Fund	% of Ownership	# of	% Ownership
Aggressive Growth	81%	1	19%
Asset Manager	20%	1	20%
Asset Manager: Growth	63%	-	-
Balanced	41%	1	45%
Contrafund	18%	2	32%
Dynamic Capital Appreciation	16%	1	77%
Equity-Income	13%	1	28%
Growth	13%	1	27%
Growth & Income	34%	4	54%
Growth Opportunities	14%	1	61%
High Income	12%	2	60%
Index 500	29%	-	-
Investment Grade Bond	47%	-	-
Mid Cap	52%	1	21%
Money Market	61%	-	-
Overseas	12%	1	33%
Value	80%	1	20%

10. Transactions with Affiliated Companies.

An affiliated company is a company which a fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,497,318,391.00	93.981
Against	77,361.216.10	0.970
Abstain	402,778,316.67	5.049
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	12,316,328,775.38	93.637
Against	169,867,253.30	1.291
Abstain	667,144,656.23	5.072
TOTAL	13,153,340,684.91	100.000
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,680,073,979.22	94.189
Against	16,137,221.51	0.904
Abstain	87,524,110.83	4.907
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,755,221,728.54	92.794
Against	47,789,969.62	2.527
Abstain	88,510,226.64	4.679
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,815,569,546.71	94.215
Against	25,464,262.95	1.321
Abstain	86,021,534.20	4.464
TOTAL	1,927,055,343.86	100.000
PROPOSAL 5
To approve an amended management contract for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,590,382,646.57	84.080
Against	199,914,788.57	10.569
Abstain	101,224,489.66	5.351
TOTAL	1,891,521,924.80	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,639,349,558.52	91.905
Against	37,872,449.53	2.124
Abstain	106,513,303.51	5.971
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,775,689,405.28	92.145
Against	44,179,285.29	2.293
Abstain	107,186,653.29	5.562
TOTAL	1,927,055,343.86	100.000
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for High Income Portfolio and Overseas Portfolio.
High Income	# of Votes Cast	% of Votes Cast
Affirmative	1,633,310,950.92	91.567
Against	40,844,607.29	2.290
Abstain	109,579,753.35	6.143
TOTAL	1,783,735,311.56	100.000
Overseas
Affirmative	1,774,000,083.53	92.058
Against	45,297,103.43	2.350
Abstain	107,758,156.90	5.592
TOTAL	1,927,055,343.86	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,774,591,133.57	92.088
Against	44,316,720.04	2.300
Abstain	108,147,490.25	5.612
TOTAL	1,927,055,343.86	100.000
PROPOSAL 9

To approve an amended sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity International Investment Advisors U.K. Limited (FIIA(U.K.)L) for Overseas Portfolio.

	# of Votes Cast	% of Votes Cast
Affirmative	1,771,807,754.08	91.944
Against	44,657,180.60	2.317
Abstain	110,590,409.18	5.739
TOTAL	1,927,055,343.86	100.000
PROPOSAL 10
To approve a new sub-subadvisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity Investments Japan Limited (FIJ) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,770,295,043.97	91.865
Against	45,881,834.47	2.381
Abstain	110,878,465.42	5.754
TOTAL	1,927,055,343.86	100.000
PROPOSAL 11
To eliminate a fundamental policy of High Income Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,611,599,844.60	90.350
Against	54,953,711.11	3.081
Abstain	117,181,755.85	6.569
TOTAL	1,783,735,311.56	100.000
PROPOSAL 12
To eliminate a fundamental investment policy of Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,726,857,388.38	89.611
Against	83,196,273.38	4.317
Abstain	117,001,682.10	6.072
TOTAL	1,927,055,343.86	100.000
PROPOSAL 13
To amend each fund's fundamental investment limitation concerning underwriting.
Equity-Income	# of Votes Cast	% of Votes Cast
Affirmative	7,219,642,201.23	90.501
Against	224,780,987.56	2.817
Abstain	533,034,734.98	6.682
TOTAL	7,977,457,923.77	100.000
Growth
Affirmative	11,858,503,060.05	90.156
Against	395,382,780.56	3.006
Abstain	899,454,844.30	6.838
TOTAL	13,153,340,684.91	100.000
High Income
Affirmative	1,623,823,177.31	91.035
Against	45,798,458.68	2.568
Abstain	114,113,675.57	6.397
TOTAL	1,783,735,311.56	100.000
Money Market
Affirmative	1,657,386,964.61	87.622
Against	102,466,078.06	5.417
Abstain	131,668,882.13	6.961
TOTAL	1,891,521,924.80	100.000
Overseas
Affirmative	1,759,986,437.38	91.330
Against	51,725,023.93	2.685
Abstain	115,343,882.55	5.985
TOTAL	1,927,055,343.86	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund II shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,308,823,743.47	92.057
Against	258,325,621.27	1.662
Abstain	976,343,698.91	6.281
TOTAL	15,543,493,063.65	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,121,087,660.81	90.849
Against	418,368,837.43	2.691
Abstain	1,004,036,565.41	6.460
TOTAL	15,543,493,063.65	100.000
PROPOSAL 3
To elect the 14 nominees specified below as Trustees:*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,154,409,605.27	97.497
Withheld	389,083,458.38	2.503
TOTAL	15,543,493,063.65	100.000
Ralph F. Cox
Affirmative	15,129,005,401.07	97.333
Withheld	414,487,662.58	2.667
TOTAL	15,543,493,063.65	100.000
Phyllis Burke Davis
Affirmative	15,129,404,134.81	97.336
Withheld	414,088,928.84	2.664
TOTAL	15,543,493,063.65	100.000
Robert M. Gates
Affirmative	15,147,044,856.90	97.449
Withheld	396,448,206.75	2.551
TOTAL	15,543,493,063.65	100.000
Abigail P. Johnson
Affirmative	15,114,183,093.39	97.238
Withheld	429,309,970.26	2.762
TOTAL	15,543,493,063.65	100.000
Edward C. Johnson 3d
Affirmative	15,120,517,923.39	97.279
Withheld	422,975,140.26	2.721
TOTAL	15,543,493,063.65	100.000
	# of Votes Cast	% of Votes Cast
Donald J. Kirk
Affirmative	15,146,564,785.62	97.446
Withheld	396,928,278.03	2.554
TOTAL	15,543,493,063.65	100.000
Marie L. Knowles
Affirmative	15,155,243,168.95	97.502
Withheld	388,249,894.70	2.498
TOTAL	15,543,493,063.65	100.000
Ned C. Lautenbach
Affirmative	15,158,046,761.05	97.520
Withheld	385,446,302.60	2.480
TOTAL	15,543,493,063.65	100.000
Peter S. Lynch
Affirmative	15,158,407,202.15	97.523
Withheld	385,085,861.50	2.477
TOTAL	15,543,493,063.65	100.000
William O. McCoy
Affirmative	15,148,976,308.20	97.462
Withheld	394,516,755.45	2.538
TOTAL	15,543,493,063.65	100.000
Marvin L. Mann
Affirmative	15,142,548,326.72	97.420
Withheld	400,944,736.93	2.580
TOTAL	15,543,493,063.65	100.000
Robert C. Pozen
Affirmative	15,153,117,320.84	97.488
Withheld	390,375,742.81	2.512
TOTAL	15,543,493,063.65	100.000
William S. Stavropoulos
Affirmative	15,130,986,737.33	97.346
Withheld	412,506,326.32	2.654
TOTAL	15,543,493,063.65	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	3,060,681,053.44	94.072
Against	35,328,863.78	1.086
Abstain	157,538,872.95	4.842
TOTAL	3,253,548,790.17	100.000
Asset Manager: Growth
Affirmative	440,641,516.41	93.601
Against	5,392,115.32	1.145
Abstain	24,732,891.40	5.254
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	7,114,852.833.17	93.516
Against	92,412,542.24	1.215
Abstain	400,889,201.69	5.269
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	504,082,312.84	93.996
Against	4,125,071.29	0.770
Abstain	28,070,448.39	5.234
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,417,545,931.25	93.001
Against	43,666,408.24	1.188
Abstain	213,533,001.24	5.811
TOTAL	3,674,745,340.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	430,988,304.92	91.550
Against	10,388,837.55	2.207
Abstain	29,389,380.66	6.243
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,926,624.148.24	91.042
Against	180,196,437.21	2.369
Abstain	501,333,991.65	6.589
TOTAL	7,608,154,577.10	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for Asset Manager: Growth Portfolio and Contrafund Portfolio.
Asset Manager: Growth	# of Votes Cast	% of Votes Cast
Affirmative	428,853,207.43	91.097
Against	11,313,645.79	2.403
Abstain	30,599,669.91	6.500
TOTAL	470,766,523.13	100.000
Contrafund	# of Votes Cast	% of Votes Cast
Affirmative	6,909,145,220.22	90.812
Against	186,008,241.69	2.445
Abstain	513,001,115.19	6.743
TOTAL	7,608,154,577.10	100.000
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning underwriting.
Asset Manager	# of Votes Cast	% of Votes Cast
Affirmative	2,968,079,117.59	91.226
Against	81,455,848.31	2.503
Abstain	204,013,824.27	6.271
TOTAL	3,253,548.790.17	100.000
Asset Manager: Growth
Affirmative	426,919,824.45	90.686
Against	11,428,106.44	2.428
Abstain	32,418,592.24	6.886
TOTAL	470,766,523.13	100.000
Contrafund
Affirmative	6,861,366,604.00	90.184
Against	218,857,539.69	2.877
Abstain	527,930,433.41	6.939
TOTAL	7,608,154,577.10	100.000
Investment Grade Bond
Affirmative	492,389,785.10	91.816
Against	8,802,410.80	1.642
Abstain	35,085,636.62	6.542
TOTAL	536,277,832.52	100.000
Index 500
Affirmative	3,311,716,844.12	90.121
Against	94,272,996.09	2.565
Abstain	268,755,500.52	7.314
TOTAL	3,674,745,340.73	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Equity-Income, Growth, Growth & Income, Growth
Opportunities, High Income, Index 500, Mid Cap, Overseas,
and Value Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager, Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity Management & Research (Far East) Inc.
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Fidelity International Investment Advisors Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Aggressive Growth, Asset Manager, Asset Manager: Growth,
Balanced, Contrafund, Dynamic Capital Appreciation,
Growth & Income, Growth Opportunities, High Income,
Mid Cap, Overseas, and Value Portfolios

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President - Index 500 and
Overseas Portfolios

Dwight D. Churchill, Vice President - Investment Grade Bond
and Money Market Portfolios

Boyce I. Greer, Vice President - Money Market Portfolio

Bart A. Grenier, Vice President - Asset Manager,
Asset Manager: Growth, Balanced, Equity-Income,
and Growth & Income Portfolios

Stanley N. Griffith, Assistant Vice President -
Investment Grade Bond, and Money Market Portfolios

Robert A. Lawrence, Vice President - High Income Portfolio

David L. Murphy, Vice President - Investment Grade Bond Portfolio

Richard A. Spillane, Jr., Vice President - Aggressive Growth,
Contrafund, Dynamic Capital Appreciation, Growth, Growth
Opportunities, Mid Cap, and Value Portfolios

John Avery, Vice President - Balanced Portfolio

Barry J. Coffman, Vice President - High Income Portfolio

William Danoff, Vice President - Contrafund Portfolio

Bettina Doulton, Vice President - Growth Opportunities Portfolio

Robert Duby, Vice President - Money Market Portfolio

Stephen M. DuFour, Vice President - Value Portfolio

Kevin E. Grant, Vice President - Balanced and Investment
Grade Bond Portfolios

Richard R. Mace, Jr., Vice President - Overseas Portfolio

Charles S. Morrison II, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Mark J. Notkin, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Stephen R. Petersen, Vice President - Equity-Income Portfolio

Louis Salemy, Vice President - Growth & Income Portfolio

J. Fergus Shiel, Vice President - Dynamic Capital
Appreciation Portfolio

Steven J. Snider, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

John J. Todd, Vice President - Asset Manager and
Asset Manager: Growth Portfolios

Jennifer Uhrig, Vice President - Growth Portfolio

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos * - funds of Variable Insurance
Products Fund and Variable Insurance Products Fund II

Advisory Board

Robert C. Pozen

William S. Stavropoulos - funds of Variable Insurance
Products Fund III

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income, Investment Grade Bond, and Money Market Portfolios

The Chase Manhattan Bank, New York, NY Aggressive Growth,
Asset Manager, Asset Manager: Growth, Balanced,
Equity-Income, Growth & Income, and Overseas Portfolios
Brown Brothers Harriman & Co., Boston, MA Contrafund,
Growth, Growth Opportunities, and Mid Cap Portfolios

Bankers Trust, New York, NY Index 500 Portfolio

State Street Bank & Trust Co., Quincy, MA
Dynamic Capital Appreciation and Value Portfolios

* Independent trustees

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